UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Annual Report

December 31, 2016

College Retirement Equities Fund

The annual report contains the audited financial statements.

Stock	Equity Index	Social Choice

Global Equities	Bond Market	Money Market

Growth	Inflation-Linked Bond

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended December 31, 2016. The report contains four main sections:

•	A letter to participants from Chief Investment Officer William Riegel.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

College Retirement Equities Fund ■ 2016 Annual Report	3

William Riegel

Letter to CREF participants

The U.S. stock market pushed through bouts of volatility during 2016 but ended the year higher than where it began, as the domestic economy continued its steady growth trajectory. The domestic bond market also delivered positive results for the twelve months. Foreign developed-market stocks finished the period with modest gains.

•	Returns for the five CREF accounts with significant exposure to U.S. equities ranged from 2.5% for the Growth Account to 12.1% for the Equity Index Account.
•	The Bond Market Account gained 3.1%, and the Inflation-Linked Bond Account rose 3.8%.
•	All account returns are for Class R1.

All CREF accounts had positive performance

In 2016, all of the CREF accounts had positive performance for the period. Domestic value stocks outperformed domestic growth stocks during the year, while equities outperformed fixed-income securities.

In terms of individual account performance highlights, the Bond Market Account had a solid 3.1% return and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, primarily as a result of its emphasis on corporate bonds, which was the strongest-performing sector in the account’s benchmark.

The Social Choice Account was in line with its composite benchmark, with a return of 7.0%. This account benefited from exclusions of certain stocks in the health care sector and overweighted positions in certain technology stocks.

The Stock Account, which is the largest CREF account in terms of net assets, had a solid return of 8.8% for the year but underperformed its composite benchmark, primarily as a result of an overweight investment in a U.S. pharmaceutical company and overweights in two stocks of companies based in the United Kingdom.

The Growth Account was the biggest underperformer of its benchmark, the Russell 1000® Growth Index, primarily as a result of inopportune stock choices in the pharmaceutical, consumer discretionary and telecommunications sectors.

Finally, the Money Market Account converted to a “government money market fund” in October 2016 and benefited from a U.S. interest-rate hike in December.

For full details on all of the accounts, please see the commentaries on the following pages.

4	2016 Annual Report ■ College Retirement Equities Fund

Domestic markets climb higher

The broad U.S. stock market, as measured by the Russell 3000® Index, climbed 12.7% for the twelve months ended December 31, 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the final six weeks of the year.

Foreign developed-market stocks returned a less robust 1.0%, as measured in U.S.-dollar terms by the MSCI EAFE Index. Stock performance varied significantly across countries, with U.S.-dollar strength creating a headwind for many overseas markets.

The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.7% for the year, with all sectors delivering positive performance.

Maintaining perspective in uncertain times

How 2017 will unfold in the capital markets remains somewhat uncertain. How will new policy initiatives from the White House affect investor sentiment? What effect will U.S. Federal Reserve actions have on global economic growth? Over the past several years, markets have been extraordinarily volatile, and the road ahead may continue to be bumpy at times. How investors react to those bumps can make all the difference. Holding course as you navigate toward your long-term financial goals may seem difficult during turbulent times, but as we have witnessed so often in the past, making rash investment decisions based on fear and anxiety has rarely been a winning strategy.

If you have questions about your investments, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. You may also visit TIAA.org for updated performance information, as well as our 2017 Economic and Investment Outlook.

William Riegel

Chief Investment Officer

TIAA Public Investments

College Retirement Equities Fund ■ 2016 Annual Report	5

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

(Call 202-551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

6	2016 Annual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of small-, mid- and large-cap stocks in 45 developed- and emerging-market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed-market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

College Retirement Equities Fund ■ 2016 Annual Report	7

About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The account’s former benchmark (prior to April 1, 2016) was the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). The account’s new benchmark (effective April 1, 2016) is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000® and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2016 Annual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016–December 31, 2016).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ■ 2016 Annual Report	9

CREF Stock Account

Performance for the twelve months ended December 31, 2016

The CREF Stock Account returned 8.76% for the year, compared with a return of 10.25% for its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. (All returns for the account are for Class R1.)

U.S. stocks, as measured by the Russell 3000 Index, climbed 12.74% in 2016, reflecting solid domestic economic growth and marking the eighth straight year of positive performance among U.S. equities. By contrast, foreign stocks returned a less robust 4.41%, as measured in U.S.-dollar terms by the MSCI All Country World ex USA Investable Market Index, which represents the performance of small-, mid- and large-cap stocks in 45 developed- and emerging-market countries outside the United States. The more subdued performance of foreign stocks was attributable in part to economic uncertainties in the aftermath of Britain’s vote to exit from the European Union (EU), which weighed on stocks in non-U.S. developed markets—particularly those in Europe. A strong U.S. dollar also created a headwind for many overseas markets.

Allocation choices hold back relative results

The account trailed its benchmark mainly due to inopportune allocations of certain holdings. The largest detractor was an overweight position in U.S. specialty pharmaceuticals company Allergan, whose stock price fell during the period as a result of disappointing earnings. Overweight positions in two U.K. stocks—auto parts maker Delphi Automotive and satellite broadcaster Sky—also detracted, in part due to uncertainties surrounding the United Kingdom’s vote to leave the EU.

On the upside, overweight positions in several energy stocks contributed to the account’s relative performance. The most significant of these were U.S. oil and natural gas producers RSP Permian, EOG Resources and Concho Resources, whose stock prices strengthened in response to rising energy prices.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2016 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance as of December 31, 2016

CREF Stock Account			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCSTRX	7/31/1952	8.76%	11.40%		4.96%		0.715%
Class R2	QCSTPX	4/24/2015	9.06	11.51	†	5.01	†	0.490
Class R3	QCSTIX	4/24/2015	9.17	11.55	†	5.03	†	0.380
CREF Stock Composite Benchmark‡		—	10.25	11.86		5.25		—
Broad market index
Russell 3000® Index		—	12.74	14.67		7.07		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On December 31, 2016, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

College Retirement Equities Fund ■ 2016 Annual Report	11

CREF Stock Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Stock Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$1,072.43	$3.80
Class R2	1,000.00	1,073.96	2.35
Class R3	1,000.00	1,074.49	1.83
5% annual hypothetical return
Class R1	1,000.00	1,021.47	3.71
Class R2	1,000.00	1,022.87	2.29
Class R3	1,000.00	1,023.38	1.78

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.73% for Class R1, 0.45% for Class R2 and 0.35% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.74%
Class R2	0.47%
Class R3	0.36%

12	2016 Annual Report ■ College Retirement Equities Fund

CREF Stock Account

Account profile

as of 12/31/2016
Net assets	$113.06 billion
Portfolio turnover rate	56%
Number of holdings	9,470
Weighted median market capitalization	$36.73 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.4

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 12/31/2016
Information technology	17.2
Financials	16.9
Consumer discretionary	13.0
Industrials	11.4
Health care	11.0
Consumer staples	8.4
Energy	7.2
Materials	5.0
Real estate	3.7
Utilities	2.9
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2016
More than $50 billion	43.6
More than $15 billion–$50 billion	23.5
More than $2 billion–$15 billion	25.8
$2 billion or less	7.1
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2016
United States	67.5
Japan	5.1
United Kingdom	3.4
France	2.3
Canada	2.1
Germany	1.8
China	1.8
Switzerland	1.6
56 other nations	12.1
Short-term investments	2.3
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	13

CREF Global Equities Account

Performance for the twelve months ended December 31, 2016

The CREF Global Equities Account returned 4.72% for the year, compared with the 7.51% return of its benchmark, the MSCI World Index. (All returns for the account are for Class R1.)

While the U.S. economy strengthened during 2016, lackluster economies in foreign developed markets required more central bank support. Oil prices fell below $27 in mid-February, but recovered to above $54 per barrel by year-end. Stocks were muted in June, after the United Kingdom’s citizens voted to exit the European Union, but prices recovered in July. As November approached, international markets were generally more volatile amid uncertainties related to the U.S. presidential race. U.S. stocks surged after the election and international equities also saw gains. In mid-December, the U.S. Federal Reserve raised its federal funds target rate to 0.50%–0.75%—the first increase since the Fed raised this key short-term benchmark in December 2015.

Market performance varied significantly across countries. U.S.-dollar strength created a headwind for many overseas markets. In particular, returns for eurozone stocks were reduced when converted into U.S. dollars. United Kingdom stocks had a double-digit gain in local currency, but declined slightly in U.S.-dollar terms. Conversely, Japan’s local currency return was negative, but when translated into U.S. dollars the result was positive.

Stock choices limit relative performance

Although the account produced a gain for the year, stock selection hindered performance versus the benchmark. In particular, overweight holdings in British Airways’ owner International Consolidated Airlines, drug manufacturer Allergan and British banking giant Barclays detracted.

Notable contributors to relative performance included an overweight position in oil and gas producer EOG Resources, an out-of-benchmark investment in steel and iron producer AK Steel, and an overweight position in Bank of America, whose share price rallied to a record high after the U.S. presidential election.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

14	2016 Annual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance as of December 31, 2016

CREF Global Equities Account			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCGLRX	5/1/1992	4.72%	10.33%		3.63%		0.705%
Class R2	QCGLPX	4/24/2015	5.00	10.43	†	3.68	†	0.480
Class R3	QCGLIX	4/24/2015	5.11	10.47	†	3.70	†	0.370
MSCI World Index		—	7.51	10.41		3.83		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2016 Annual Report	15

CREF Global Equities Account

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Global Equities Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$1,065.79	$3.84
Class R2	1,000.00	1,067.33	2.34
Class R3	1,000.00	1,067.86	1.87
5% annual hypothetical return
Class R1	1,000.00	1,021.42	3.76
Class R2	1,000.00	1,022.87	2.29
Class R3	1,000.00	1,023.33	1.83

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.74% for Class R1, 0.45% for Class R2 and 0.36% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.75%
Class R2	0.48%
Class R3	0.37%

16	2016 Annual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Account profile

as of 12/31/2016
Net assets	$18.11 billion
Portfolio turnover rate	78%
Number of holdings	2,026
Weighted median market capitalization	$41.10 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

% of net assets
Sector	as of 12/31/2016
Financials	18.1
Information technology	14.7
Consumer discretionary	13.9
Industrials	11.4
Health care	11.1
Consumer staples	8.1
Energy	8.1
Materials	6.2
Utilities	2.6
Real estate	2.5
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2016
More than $50 billion	45.4
More than $15 billion–$50 billion	28.5
More than $2 billion–$15 billion	24.1
$2 billion or less	2.0
Total	100.0

Holdings by country

% of portfolio investments
as of 12/31/2016
United States	60.0
Japan	7.7
United Kingdom	5.7
Canada	3.3
France	3.3
Switzerland	2.8
Netherlands	2.5
Germany	2.4
38 other nations	10.7
Short-term investments	1.6
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	17

CREF Growth Account

Performance for the twelve months ended December 31, 2016

The CREF Growth Account gained 2.53% for the year, compared with the 7.08% return of its benchmark, the Russell 1000® Growth Index. (All returns for the account are for Class R1.)

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 12.74%. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

For the ten years ended December 31, 2016, the Russell 1000 Growth Index produced an average annual gain of 8.33%, outpacing the 7.07% average annual return of the Russell 3000 Index over the same period.

The account underperforms its benchmark

Ten of the eleven industry sectors within the account’s benchmark advanced for the twelve months. Industrials (up 15.7%) and information technology (up 11.2%), the benchmark’s largest sector, contributed most to the index’s total return. Together, these two sectors represented more than two-fifths of the total market capitalization of the index on December 31, 2016. Telecommunication services (up 23.5%) and energy (up 22.8%) also produced sizable gains, but they had minimal impact on the benchmark’s performance given their low weight. Health care (down 6.7%) was the sole decliner.

The account underperformed its benchmark mostly as a result of stock choices. Overweight positions in pharmaceutical company Allergan and Norwegian Cruise Line were the two largest detractors, respectively. Allergan’s stock underperformed due to disappointing earnings, while Norwegian Cruise Line shares fell on general demand weakness in the cruise industry. An underweight position in Verizon Communications, a strong performer, also was a drag on relative performance.

On the upside, overweight positions in business and financial software developer Intuit and U.S. oil and natural gas producer EOG Resources were the top two contributors to relative results. Intuit shares climbed on better-than-expected earnings, while EOG benefited from rising energy prices during the period.

18	2016 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2016

CREF Growth Account								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCGRRX	4/29/1994	2.53%	14.12%		8.01%		0.645%
Class R2	QCGRPX	4/24/2015	2.81	14.23	†	8.06	†	0.420
Class R3	QCGRIX	4/24/2015	2.92	14.27	†	8.08	†	0.310
Russell 1000® Growth Index		—	7.08	14.50		8.33		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2016 Annual Report	19

CREF Growth Account

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Growth Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$1,050.17	$3.40
Class R2	1,000.00	1,051.70	1.91
Class R3	1,000.00	1,052.22	1.39
5% annual hypothetical return
Class R1	1,000.00	1,021.82	3.35
Class R2	1,000.00	1,023.28	1.88
Class R3	1,000.00	1,023.78	1.37

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.66% for Class R1, 0.37% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.67%
Class R2	0.39%
Class R3	0.29%

20	2016 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile
as of 12/31/2016
Net assets	$20.87 billion
Portfolio turnover rate	64%
Number of holdings	677
Weighted median market capitalization	$69.02 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2016
Information technology	34.7
Consumer discretionary	21.8
Health care	14.2
Industrials	9.7
Consumer staples	7.3
Financials	4.5
Materials	3.5
Energy	2.0
Real estate	0.8
Telecommunication services	0.7
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 12/31/2016
More than $50 billion	54.5
More than $15 billion–$50 billion	27.3
More than $2 billion–$15 billion	17.9
$2 billion or less	0.3
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	21

CREF Equity Index Account

Performance for the twelve months ended December 31, 2016

The CREF Equity Index Account returned 12.07% for the year, compared with a return of 12.74% for its benchmark, the Russell 3000® Index. (All returns for the account are for Class R1.)

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. The jobless rate was 4.7% in December after remaining below 5.0% for most of the year.

Domestic equity markets gained ground during 2016. Early in the year, plunging oil prices caused concern among investors. Stocks were muted in June, after citizens of the United Kingdom voted to exit the European Union, but prices recovered in July. The run-up to the U.S. presidential election saw continued volatility, but domestic stocks proved resilient, surging in the remaining six weeks of the year. Small-cap stocks performed best, followed by mid caps and then large caps. Value stocks topped their growth counterparts in 2016. (Returns by investment style and capitalization size are based on the Russell Indexes.)

Ten of eleven sectors post positive returns

Ten of the eleven industry sectors in the account’s benchmark index delivered positive performance for the twelve months. Energy (up 26.9%) performed best as oil prices rebounded over the course of the year. Financials (up 22.7%) and information technology (up 13.8%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented more than two-fifths of the total market capitalization of the index on December 31, 2016. Telecommunication services (up 23.9%) and materials (up 21.8%) also produced sizable gains, but they had minimal impact on the benchmark’s performance given their low weight. Health care (down 3.1%) was the sole decliner in the index amid an uncertain regulatory outlook for drug makers and service providers.

Four of the benchmark’s five largest stocks outperformed the benchmark for the twelve months—JPMorgan Chase, Exxon Mobil, Johnson & Johnson and Microsoft all generated substantial gains. In contrast, Apple, the benchmark’s largest stock, modestly underperformed the broad market, as measured by the index.

22	2016 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2016

CREF Equity Index Account								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCEQRX	4/29/1994	12.07%	14.16%		6.64%		0.590%
Class R2	QCEQPX	4/24/2015	12.38	14.26	†	6.69	†	0.365
Class R3	QCEQIX	4/24/2015	12.49	14.30	†	6.71	†	0.255
Russell 3000® Index		—	12.74	14.67		7.07		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2016 Annual Report	23

CREF Equity Index Account

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$1,084.76	$3.25
Class R2	1,000.00	1,086.32	1.73
Class R3	1,000.00	1,086.87	1.21
5% annual hypothetical return
Class R1	1,000.00	1,022.02	3.15
Class R2	1,000.00	1,023.48	1.68
Class R3	1,000.00	1,023.98	1.17

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.62% for Class R1, 0.33% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.63%
Class R2	0.35%
Class R3	0.25%

24	2016 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile
as of 12/31/2016
Net assets	$17.47 billion
Portfolio turnover rate	4%
Number of holdings	2,934
Weighted median market capitalization	$54.97 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2016
Information technology	19.8
Financials	15.7
Health care	12.7
Consumer discretionary	12.5
Industrials	11.0
Consumer staples	8.3
Energy	7.0
Real estate	4.0
Materials	3.3
Utilities	3.1
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 12/31/2016
More than $50 billion	52.2
More than $15 billion–$50 billion	22.5
More than $2 billion–$15 billion	20.9
$2 billion or less	4.4
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	25

CREF Bond Market Account

Performance for the twelve months ended December 31, 2016

The CREF Bond Market Account returned 3.08% for the year, compared with the 2.65% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. (All returns for the account are for Class R1.)

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December—the first increase since the Fed raised this key short-term benchmark a year earlier. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. This exceeded the 0.8% and 1.4% annualized GDP growth in the first and second quarters, respectively. The U.S. unemployment rate was 4.7% in December, after remaining below 5.0% for most of the year. The yield on the 10-Year U.S. Treasury Bond—a key long-term interest-rate benchmark—rose slightly, from 2.27% on December 31, 2015, to 2.45% on December 31, 2016 (bond yields move in the opposite direction of prices).

The account outperforms its benchmark during the period

For much of 2016, uncertainty over the potential for Federal Reserve interest-rate increases and the U.S. presidential election caused investors to seek the relative safety (compared to riskier asset classes) of fixed-income securities. At the same time, however, higher-yielding fixed-income sectors, such as corporate investment-grade and commercial mortgage-backed securities (CMBS), benefited from continued U.S. economic growth, steady labor markets and a reduced aversion to risk among investors seeking higher income.

For the twelve-month period, the benchmark’s returns were driven primarily by corporate bonds, which gained 6.1% and accounted for 25.2% of the index’s total market capitalization. U.S. Treasuries, the largest index sector at 36.4%, and mortgage-backed securities, with a weighting of 27.5%, rose 1.0% and 1.7%, respectively. All sectors in the benchmark had positive performance, with notable gains from municipals, which returned 4.2%, and CMBS, which returned 3.3%.

The account outperformed its benchmark during the period, with the largest contribution to relative performance coming from an overweight to corporate bonds, although yield curve positioning and security selection among corporates were also beneficial. The next-largest contributors were government credit securities, in which allocation and security selection were beneficial, and asset-backed securities, in which security selection, yield curve positioning and allocation all contributed positively. A small position in cash was the only factor that detracted from the account’s relative performance.

26	2016 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2016

CREF Bond Market Account								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCBMRX	3/1/1990	3.08%	2.38%		3.96%		0.680%
Class R2	QCBMPX	4/24/2015	3.36	2.48	†	4.01	†	0.455
Class R3	QCBMIX	4/24/2015	3.47	2.51	†	4.02	†	0.345
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.65	2.23		4.34		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

30-day SEC yield‡
30-day period ended 12/31/2016
Class R1	2.37%
Class R2	2.64%
Class R3	2.72%

‡	The CREF Bond Market Account’s 30-day SEC yield is the annualized current rate of investment income, calculated using a Securities and Exchange Commission formula that includes the account’s net income (based on the yield to maturity of each bond it holds), the average number of outstanding account accumulation units during the previous 30-day period shown and the maximum accumulation unit value on the last day of the reporting period.

College Retirement Equities Fund ■ 2016 Annual Report	27

CREF Bond Market Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$978.51	$3.38
Class R2	1,000.00	979.91	1.99
Class R3	1,000.00	980.40	1.49
5% annual hypothetical return
Class R1	1,000.00	1,021.72	3.46
Class R2	1,000.00	1,023.13	2.03
Class R3	1,000.00	1,023.63	1.53

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.68% for Class R1, 0.40% for Class R2 and 0.30% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.70%
Class R2	0.43%
Class R3	0.32%

28	2016 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Account profile
as of 12/31/2016
Net assets	$13.50 billion
Portfolio turnover rate	240%
Portfolio turnover rate, excluding mortgage dollar roll transactions	131%
Number of issues	1,798
Option-adjusted duration†	5.66 years
Average maturity‡	7.88 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets as of 12/31/2016
Corporate bonds	26.5
Mortgage-backed securities§	20.7
Foreign government & corporate bonds denominated in U.S. dollars	15.3
U.S. Treasury securities	14.2
Commercial mortgage-backed securities & other mortgage-backed securities	9.9
Asset-backed securities	5.2
Municipal bonds	2.9
U.S. agency securities	1.6
Bank loan obligations	0.6
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	3.0
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2016
Less than 1 year	10.1
1–3 years	10.9
3–5 years	20.5
5–10 years	43.1
Over 10 years	15.4
Total	100.0

Holdings by credit quality#
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2016
Aaa/AAA	45.3
Aa/AA	8.2
A/A	14.2
Baa/BBB	23.5
Ba/BB	3.6
B/B	2.4
Below B/B	1.5
Non-rated	1.3
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2016 Annual Report	29

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2016

The CREF Inflation-Linked Bond Account returned 3.84% for the year, compared with the 4.01% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the account are for Class R1.)

As December 2016 commenced, year-over-year core inflation, as measured by the Consumer Price Index (CPI-U), which includes all items less food and energy, was 2.1%—unchanged from December 2015. Crude oil prices, a commonly used indicator of current inflationary pressures, fell below $27 per barrel in mid-February but recovered to above $54 on December 31, 2016.

The continued elevation in inflation reflected strength in the U.S. economy. In the third quarter, the economy grew at an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. This exceeded the 0.8% and 1.4% annualized GDP growth in the first and second quarters, respectively. The U.S. unemployment rate was 4.7% in December, after remaining below 5.0% for most of the year.

TIPS outpace the broad bond market as core inflation holds steady and interest rates rise

In 2016, the return of the TIPS 1–10 Year index surpassed the 2.65% return of the broad investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Inflation held steady during the period, which, along with the strengthening economy, prompted the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December. This signaled the Fed’s belief that the U.S. economy had strengthened and could withstand another rate increase since the Fed had raised this key short-term benchmark in December 2015.

For the ten years ended December 31, 2016, the average annual return of the TIPS 1–10 Year index was 3.75%, versus the 4.34% average annual gain of the broad U.S. bond market.

The account underperformed its benchmark because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s portfolio managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—close to the TIPS 1–10 Year index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

30	2016 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2016

CREF Inflation-Linked Bond Account								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*
Class R1	QCILRX	5/1/1997	3.84%	0.37%		3.85%		0.610%
Class R2	QCILPX	4/24/2015	4.13	0.46	†	3.90	†	0.385
Class R3	QCILIX	4/24/2015	4.23	0.50	†	3.91	†	0.275
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index‡		—	4.01	0.70		3.75		—
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)		—	4.68	0.89		4.36		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On April 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the account’s benchmark.

30-day SEC yield§

30-day period ended 12/31/2016
Class R1	1.11%
Class R2	1.38%
Class R3	1.46%

§	For the CREF Inflation-Linked Bond Account, the 30-day SEC yield is the annualized current rate of investment income, calculated using a Securities and Exchange Commission formula that includes the account’s net income (based on the yield to maturity of each bond it holds), the average number of outstanding account accumulation units during the previous 30-day period shown and the maximum accumulation unit value on the last day of the reporting period. The account’s 30-day SEC yield is adjusted for inflation, as measured by the Consumer Price Index (CPI). The CPI factor may exhibit volatility, resulting in fluctuations of the account’s 30-day SEC yield. Because of this adjustment, the account’s 30-day SEC yield may be more volatile than the typical 30-day SEC yields of traditional (nominal) bond investments.

College Retirement Equities Fund ■ 2016 Annual Report	31

CREF Inflation-Linked Bond Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2016

CREF Inflation-Linked Bond Account	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period (7/1/16–12/31/16	* )
Actual return
Class R1	$1,000.00	$987.35	$3.10
Class R2	1,000.00	988.76	1.70
Class R3	1,000.00	989.26	1.20
5% annual hypothetical return
Class R1	1,000.00	1,022.02	3.15
Class R2	1,000.00	1,023.43	1.73
Class R3	1,000.00	1,023.93	1.22

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.62% for Class R1, 0.34% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.64%
Class R2	0.37%
Class R3	0.26%

32	2016 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 12/31/2016
Net assets	$6.70 billion
Portfolio turnover rate	23%
Number of issues	43
Option-adjusted duration†	5.24 years
Average maturity‡	5.56 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 12/31/2016
U.S. Treasury securities	98.1
U.S. agency securities	0.8
Mortgage-backed securities§	0.2
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2016
Less than 1 year	1.2
1–3 years	21.1
3–5 years	29.3
5–10 years	33.4
Over 10 years	15.0
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	33

CREF Social Choice Account

Performance for the twelve months ended December 31, 2016

The CREF Social Choice Account returned 7.00% for the year, compared with the 7.02% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The account uses certain social criteria, while the benchmark does not. (All returns for the account are for Class R1.)

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these companies produced mixed results, but the net effect was that the account’s performance nearly matched that of its benchmark.

The account’s domestic investments outperformed the Russell 3000 Index component of its benchmark, helped by excluding drug manufacturer Allergan and drugstore chain CVS Health. The account’s largest detractors among excluded Russell index companies were banking giant JPMorgan Chase, followed by Chevron and AT&T. Conversely, the account’s international investments underperformed the MSCI EAFE+Canada Index component, with energy giant Royal Dutch Shell, materials company Glencore and energy company BP detracting. In contrast, international drug makers Valeant Pharmaceuticals, Teva Pharmaceuticals and Bayer made positive contributions.

Stock choices help performance nearly match the benchmark

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Significant contributors to the account’s performance versus the Russell 3000 Index were overweight investments in information technology company NVIDIA, semiconductor manufacturing equipment supplier Applied Materials and Spectra Energy. Notable detractors were overweight holdings in biotechnology company Gilead Sciences, followed by Alexion Pharmaceuticals and Vertex Pharmaceuticals.

Relative to the MSCI EAFE+Canada Index, the account’s largest detractors were an underweight investment in British bank HSBC Holdings and overweight allocations to Danish health care company Novo Nordisk and British telecommunications firm BT Group. Relative to the MSCI index, large contributors were overweight positions in Canadian mining company Teck Resources, athletic and sports lifestyle products producer adidas and Swiss biopharmaceutical firm Actelion.

The account’s fixed-income component outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 2.65% for the year. The account’s overweight of municipal bonds was the top contributor, followed by its investments in government agency and government credit securities. The account’s cash allocation was the only detractor.

34	2016 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2016

CREF Social Choice Account								Estimated
			Total	Average annual				annual
			return	total return				operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	*

Class R1	QCSCRX	3/1/1990	7.00%	7.91%		5.06%		0.650%
Class R2	QCSCPX	4/24/2015	7.29	8.01	†	5.11	†	0.425
Class R3	QCSCIX	4/24/2015	7.40	8.05	†	5.13	†	0.315
CREF Social Choice Composite Benchmark‡		—	7.02	8.47		5.35		—
Broad market index
Russell 3000® Index		—	12.74	14.67		7.07		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On December 31, 2016, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

College Retirement Equities Fund ■ 2016 Annual Report	35

CREF Social Choice Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2016

CREF Social Choice Account	Beginning account value (7/1/16)	Ending account value (12/31/16)	Expenses paid during period (7/1/16–12/31/16	* )

Actual return
Class R1	$1,000.00	$1,034.89	$3.38
Class R2	1,000.00	1,036.37	1.95
Class R3	1,000.00	1,036.89	1.43
5% annual hypothetical return
Class R1	1,000.00	1,021.82	3.35
Class R2	1,000.00	1,023.23	1.93
Class R3	1,000.00	1,023.73	1.42

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.66% for Class R1, 0.38% for Class R2 and 0.28% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.68%
Class R2	0.40%
Class R3	0.30%

36	2016 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Account profile

as of 12/31/2016
Net assets		$13.49 billion
Portfolio turnover rate		93%
Portfolio turnover rate, excluding mortgage dollar roll transactions		50%
Equity segment	U.S.	International
Number of holdings	865	384
Weighted median market capitalization	$41.10 billion	$29.57 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.6	21.4
Fixed-income segment
Number of issues		786
Option-adjusted duration‡		5.69 years
Average maturity§		8.76 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets as of 12/31/2016
Equities	59.7
Long-term bonds	38.6
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2016
More than $50 billion	39.1
More than $15 billion–$50 billion	39.1
More than $2 billion–$15 billion	19.0
$2 billion or less	2.8
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2016
Less than 1 year	4.8
1–3 years	14.8
3–5 years	19.1
5–10 years	40.9
Over 10 years	20.4
Total	100.0

College Retirement Equities Fund ■ 2016 Annual Report	37

CREF Money Market Account

Performance for the twelve months ended December 31, 2016

The CREF Money Market Account returned 0.00% for the period, compared with the 0.08% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the account are for Class R1.)

The U.S. economy continued to grow during 2016, prompting the Federal Reserve to raise its federal funds target rate to 0.50%–0.75% in mid-December—the first increase in twelve months. In the third quarter, economic growth increased to an annualized rate of 3.5%, according to the government’s third estimate of gross domestic product (GDP).

CREF Money Market Account restructuring becomes effective

On August 11, 2015, the CREF board approved a restructuring of CREF Money Market Account as a “government money market fund,” in compliance with new SEC regulations requiring all money market funds to restructure as retail, institutional or government funds. This restructuring became effective on October 14, 2016. As a government fund, CREF Money Market Account invests 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized fully by cash or U.S. government securities. Many other U.S. money market funds also have restructured as government money market funds, resulting in an increase in demand for short-term U.S. Treasuries and other short-term U.S. government securities. Short-term U.S. government securities generally pay interest that is among the lowest for income-paying securities. Because of this, after the conversion of CREF Money Market Account to a government money market fund, the yield on the account will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

In pursuit of additional yield, the account sought to purchase floating-rate government agency paper in order to capture slightly higher yields. This strategy was generally successful, especially since one- and three-month LIBOR yields benefited the most from the Fed’s rate hike. As of December 27, 2016, the account’s weighted average maturity was 47 days, versus 46 days for the average iMoneyNet fund.

In response to the historically low interest rates since 2009, part or all of the 12b-1 distribution and/or administrative expenses for each class of the Money Market Account were voluntarily withheld (waived) by TIAA during the twelve months ended December 31, 2016, to prevent the account’s yield from turning negative. This waiver will be terminated by April 14, 2017.

38	2016 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 27, 2016*

	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.00%	0.00%
Class R2	0.16	0.16
Class R3	0.22	0.22
iMoneyNet Money Fund Averages™—All Government‡	0.15	0.15

The current yield more closely reflects current earnings than does the total return.

* Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2016

CREF Money Market Account†			Total return	Average annual total return				Estimated annual operating
	Ticker	Inception date	1 year	5 years		10 years		expenses	§
Class R1	QCMMRX	4/1/1988	0.00%	0.00%		0.73%		0.605%
Class R2	QCMMPX	4/24/2015	0.06	0.01	#	0.74	#	0.380
Class R3	QCMMIX	4/24/2015	0.13	0.03	#	0.75	#	0.270
iMoneyNet Money Fund Averages—All Government‡		—	0.08	0.02		0.63		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the account will fluctuate, the value of your investment may increase or decrease. An investment in the account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The account’s sponsor has no legal obligation to provide support to the account, and you should not expect that the sponsor will provide financial support to the account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Beginning July 16, 2009, TIAA has voluntarily withheld (“waived”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice, and TIAA will terminate the waiver by April 14, 2017. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes.
§	The estimated annual operating expenses are taken from the account’s latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
#	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes, and you cannot invest directly in it. Effective October 1, 2016, the iMoneyNet Money Fund Averages—All Taxable peer group was changed to the iMoneyNet Money Fund Averages—All Government.

College Retirement Equities Fund ■ 2016 Annual Report	39

CREF Money Market Account

Expense example

Six months ended December 31, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(7/1/16)	(12/31/16)	(7/1/16–12/31/16)
Actual return
Class R1	$1,000.00	$1,000.00	$2.21
Class R2	1,000.00	1,000.41	1.81
Class R3	1,000.00	1,000.79	1.41
5% annual hypothetical return
Class R1	1,000.00	1,022.92	2.24
Class R2	1,000.00	1,023.33	1.83
Class R3	1,000.00	1,023.73	1.42

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2016. The account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.36% for Class R2 and 0.28% for Class R3. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower. This waiver will be terminated by April 14, 2017.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2016
Class R1	0.43%
Class R2	0.37%
Class R3	0.30%

Account profile
as of 12/31/2016
Net assets	$10.85 billion
Number of holdings	234
Portfolio composition
% of net assets
as of 12/31/2016
U.S. government agency securities	58.6
U.S. Treasury securities	21.1
Floating-rate securities, government	20.3
Total	100.0

40	2016 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2016

				Value	% of net
Principal		Issuer		(000)	assets
BONDS

CORPORATE BONDS
DIVERSIFIED FINANCIALS				$433	0.0%
FOOD, BEVERAGE & TOBACCO				25	0.0
		TOTAL CORPORATE BONDS	(Cost $513)	458	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				295	0.0
		TOTAL GOVERNMENT BONDS	(Cost $302)	295	0.0
		TOTAL BONDS	(Cost $815)	753	0.0
Shares		Company
COMMON STOCKS

AUTOMOBILES & COMPONENTS
5,318,273		Toyota Motor Corp		311,802	0.3
		Other		1,909,205	1.7
				2,221,007	2.0
BANKS
43,095,282		Bank of America Corp		952,406	0.8
8,996,525		Citigroup, Inc		534,663	0.5
12,330,338		JPMorgan Chase & Co		1,063,985	0.9
20,278,410		Wells Fargo & Co		1,117,543	1.0
		Other		6,481,191	5.8
				10,149,788	9.0
CAPITAL GOODS
2,939,314		3M Co		524,873	0.5
24,107,771		General Electric Co		761,806	0.7
4,704,912		Honeywell International, Inc		545,064	0.5
		Other		7,342,520	6.4
				9,174,263	8.1
COMMERCIAL & PROFESSIONAL SERVICES				1,107,899	1.0
CONSUMER DURABLES & APPAREL				2,339,924	2.1
CONSUMER SERVICES				2,293,964	2.0
DIVERSIFIED FINANCIALS
1,806,679	e	Goldman Sachs Group, Inc		432,610	0.4
		Other		3,756,033	3.3
				4,188,643	3.7
ENERGY
5,925,970		Chevron Corp		697,487	0.6
2,472,392	*	Concho Resources, Inc		327,839	0.3
5,112,108		EOG Resources, Inc		516,834	0.5
10,583,957	d	Exxon Mobil Corp		955,308	0.8
4,599,054		Schlumberger Ltd		386,091	0.3
		Other		5,266,848	4.7
				8,150,407	7.2

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	41

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2016

			Value	% of net
Shares		Company	(000)	assets
FOOD & STAPLES RETAILING
4,956,050		Wal-Mart Stores, Inc	$342,562	0.3%
		Other	1,680,682	1.5
			2,023,244	1.8
FOOD, BEVERAGE & TOBACCO
5,151,626		Altria Group, Inc	348,353	0.3
7,586,435		Coca-Cola Co	314,533	0.3
7,320,906		Mondelez International, Inc	324,536	0.3
4,163,011		PepsiCo, Inc	435,576	0.4
5,121,336		Philip Morris International, Inc	468,551	0.4
		Other	3,911,301	3.4
			5,802,850	5.1
HEALTH CARE EQUIPMENT & SERVICES
3,224,234		UnitedHealth Group, Inc	516,006	0.5
		Other	3,808,824	3.3
			4,324,830	3.8
HOUSEHOLD & PERSONAL PRODUCTS
8,163,773	e	Procter & Gamble Co	686,410	0.6
		Other	1,025,431	0.9
			1,711,841	1.5
INSURANCE
6,087,630		American International Group, Inc	397,583	0.4
4,718,991	*	Berkshire Hathaway, Inc (Class B)	769,101	0.7
3,310,588		Chubb Ltd	437,395	0.4
		Other	3,116,762	2.7
			4,720,841	4.2
MATERIALS
7,184,628		Dow Chemical Co	411,105	0.4
		Other	5,207,023	4.6
			5,618,128	5.0
MEDIA
10,118,469		Comcast Corp (Class A)	698,680	0.6
4,330,625		Time Warner, Inc	418,035	0.4
4,905,117		Walt Disney Co	511,212	0.5
		Other	1,681,277	1.4
			3,309,204	2.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,686,468	*	Allergan plc	354,175	0.3
2,787,826	*,n	Celgene Corp	322,691	0.3
8,452,786		Johnson & Johnson	973,845	0.9
9,048,530		Merck & Co, Inc	532,687	0.5
19,061,772		Pfizer, Inc	619,126	0.5
		Other	5,275,970	4.6
			8,078,494	7.1
REAL ESTATE			4,181,228	3.7

42	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2016

				Value	% of net
Shares		Company		(000)	assets
RETAILING
1,274,723	*	Amazon.com, Inc		$955,877	0.9%
7,088,559		Home Depot, Inc		950,434	0.8
		Other		2,667,400	2.3
				4,573,711	4.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
11,066,171		Intel Corp		401,370	0.4
		Other		3,212,862	2.8
				3,614,232	3.2
SOFTWARE & SERVICES
918,457	*	Alphabet, Inc (Class A)		727,831	0.6
1,103,578	*	Alphabet, Inc (Class C)		851,764	0.8
7,623,834	*	Facebook, Inc		877,122	0.8
3,713,773		MasterCard, Inc (Class A)		383,447	0.3
24,626,953		Microsoft Corp		1,530,319	1.4
11,901,091		Oracle Corp		457,597	0.4
5,892,569		Visa, Inc (Class A)		459,738	0.4
		Other		5,609,394	4.9
				10,897,212	9.6
TECHNOLOGY HARDWARE & EQUIPMENT
18,155,132	l,n	Apple, Inc		2,102,727	1.9
16,962,075		Cisco Systems, Inc		512,594	0.5
		Other		2,358,367	2.1
				4,973,688	4.5
TELECOMMUNICATION SERVICES
16,362,684		AT&T, Inc		695,905	0.6
11,567,700		Verizon Communications, Inc		617,484	0.6
		Other		1,727,828	1.5
				3,041,217	2.7
TRANSPORTATION
4,224,244		Union Pacific Corp		437,970	0.4
		Other		2,158,064	1.9
				2,596,034	2.3
UTILITIES				3,250,411	2.9
		TOTAL COMMON STOCKS	(Cost $102,617,999)	112,343,060	99.4

PURCHASED OPTIONS

DIVERSIFIED FINANCIALS				110	0.0
HEALTH CARE EQUIPMENT & SERVICES				1	0.0
MATERIALS				6	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				29	0.0
		TOTAL PURCHASED OPTIONS	(Cost $180)	146	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2016

Shares	Company	Value (000)	% of net assets
PREFERRED STOCKS

BANKS	$22,796	0.0%
CAPITAL GOODS	73	0.0
DIVERSIFIED FINANCIALS	1,686	0.0
MATERIALS	57	0.0
REAL ESTATE	17	0.0
TOTAL PREFERRED STOCKS	(Cost $29,984)	24,629	0.0

RIGHTS / WARRANTS

AUTOMOBILES & COMPONENTS	1,482	0.0
BANKS	58	0.0
CONSUMER SERVICES	6	0.0
ENERGY	601	0.0
FOOD & STAPLES RETAILING	24	0.0
HEALTH CARE EQUIPMENT & SERVICES	1	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	142	0.0
REAL ESTATE	18	0.0
SOFTWARE & SERVICES	0	0.0
TELECOMMUNICATION SERVICES	494	0.0
TRANSPORTATION	0	^	0.0
UTILITIES	210	0.0
TOTAL RIGHTS / WARRANTS	(Cost $2,733)	3,036	0.0
Principal	Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT	70,990	0.0
TREASURY DEBT	507,183	0.5

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENT
$400,000,000	r	Royal Bank of Scotland	0.510%, 01/03/17	400,000	0.3
s	Other Repurchase Agreements	0.450%–0.920%, 01/03/17–01/06/17	1,541,942	1.4
1,941,942	1.7

44	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2016

		Value (000)	% of net assets
VARIABLE RATE SECURITIES		$96,778	0.1%
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		2,038,720	1.8
TOTAL SHORT-TERM INVESTMENTS	(Cost $2,617,772)	2,616,893	2.3

TOTAL PORTFOLIO	(Cost $105,269,483)	114,988,517	101.7
OTHER ASSETS & LIABILITIES, NET		(1,923,599)	(1.7)
NET ASSETS		$113,064,918	100.0%

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,293,953,000.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Royal Bank of Scotland, 0.51% dated 12/30/16 to be repurchased at $400,000,000 on 1/06/17, collateralized by U.S. Government Agency Securities valued at $408,005,000.
s	Agreements, 0.40%–0.92% dated 12/29/16–12/30/16 to be repurchased at $1,541,942,000 on 1/03/17–1/06/17, collateralized by U.S. Government Agency Securities valued at $1,572,790,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $462,886,000 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	45

Summary of market values by country

CREF Stock Account  ■  December 31, 2016

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$80,393,614	69.8%
TOTAL DOMESTIC	80,393,614	69.8

FOREIGN

ARGENTINA	24,290	0.0
AUSTRALIA	1,460,052	1.3
AUSTRIA	177,408	0.2
BELGIUM	218,412	0.2
BERMUDA	112,811	0.1
BRAZIL	581,765	0.5
CANADA	2,460,729	2.1
CAYMAN ISLANDS	4,873	0.0
CHILE	111,025	0.1
CHINA	2,012,762	1.8
COLOMBIA	43,898	0.0
CYPRUS	59	0.0
CZECH REPUBLIC	36,867	0.0
DENMARK	412,581	0.4
EGYPT	16,423	0.0
FAROE ISLANDS	5,806	0.0
FINLAND	262,029	0.2
FRANCE	2,603,955	2.3
GEORGIA	4,281	0.0
GERMANY	2,068,331	1.8
GREECE	29,473	0.0
GUERNSEY, C.I.	290	0.0
HONG KONG	826,946	0.7
HUNGARY	29,462	0.0
INDIA	714,328	0.6
INDONESIA	198,887	0.2
IRELAND	381,244	0.3
ISLE OF MAN	3,974	0.0
ISRAEL	181,702	0.2
ITALY	566,831	0.5
JAPAN	5,860,488	5.1
Country	Value (000)	% of total portfolio
JERSEY, C.I.	$12,874	0.0%
JORDAN	3,109	0.0
KOREA, REPUBLIC OF	1,135,497	1.0
LUXEMBOURG	113,039	0.1
MACAU	5,341	0.0
MALAYSIA	177,711	0.2
MALTA	7,361	0.0
MEXICO	253,557	0.2
MONACO	4,855	0.0
NETHERLANDS	1,115,227	1.0
NEW ZEALAND	105,150	0.1
NORWAY	207,340	0.2
PANAMA	14,744	0.0
PERU	42,375	0.0
PHILIPPINES	115,613	0.1
POLAND	72,726	0.1
PORTUGAL	54,646	0.0
PUERTO RICO	30,817	0.0
QATAR	51,048	0.0
ROMANIA	3,070	0.0
RUSSIA	333,676	0.3
SINGAPORE	539,274	0.5
SOUTH AFRICA	557,587	0.5
SPAIN	546,881	0.5
SWEDEN	540,157	0.5
SWITZERLAND	1,782,883	1.6
TAIWAN	1,088,154	0.9
THAILAND	203,223	0.2
TURKEY	85,805	0.1
UNITED ARAB EMIRATES	65,049	0.1
UNITED KINGDOM	3,898,063	3.4
URUGUAY	16,069	0.0
TOTAL FOREIGN	34,594,903	30.2

TOTAL PORTFOLIO	$114,988,517	100.0%

46	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2016

Shares	Company	Value (000)	% of net assets
COMMON STOCKS

ARGENTINA		$3,744	0.0%
AUSTRALIA		314,185	1.7
AUSTRIA		39,625	0.2
BELGIUM		18,491	0.1
BERMUDA		14,180	0.1
BRAZIL		68,578	0.4
CANADA
1,312,716	Toronto-Dominion Bank	64,744	0.4
	Other	544,018	3.0
		608,762	3.4
CHILE		5,167	0.0
CHINA		42,441	0.2
CZECH REPUBLIC		3,657	0.0
DENMARK		160,427	0.9
FINLAND		97,389	0.6
FRANCE
1,367,111	Total S.A.	70,122	0.4
	Other	532,483	2.9
		602,605	3.3
GERMANY
399,207	Linde AG.	65,485	0.4
	Other	364,285	2.0
		429,770	2.4
HONG KONG		145,584	0.8
INDIA		66,066	0.4
INDONESIA		1,484	0.0
IRELAND		164,743	0.9
ISRAEL		7,195	0.0
ITALY		112,647	0.6
JAPAN
2,980,282	Sony Corp	83,275	0.5
1,524,600	Toyota Motor Corp	89,385	0.5
	Other	1,226,527	6.8
		1,399,187	7.8
JERSEY, C.I.		507	0.0
JORDAN		243	0.0
KOREA, REPUBLIC OF		35,470	0.2

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	47

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2016

Shares	Company	Value (000)	% of net assets
LUXEMBOURG		$50,807	0.3%
MACAU		161	0.0
MALAYSIA		13,684	0.1
MEXICO		1,215	0.0
NETHERLANDS
674,776	ASML Holding NV	75,622	0.4
9,562,410	ING Groep NV	134,627	0.7
2,170,500	Royal Dutch Shell plc (B Shares)	62,363	0.4
	Other	186,873	1.0
		459,485	2.5
NEW ZEALAND		6,981	0.0
NORWAY		91,489	0.5
PERU		2,658	0.0
PHILIPPINES		23,112	0.1
PORTUGAL		14,259	0.1
RUSSIA		37,546	0.2
SINGAPORE		94,291	0.5
SOUTH AFRICA		24,609	0.2
SPAIN		138,242	0.8
SWEDEN		116,358	0.7
SWITZERLAND
1,133,231	Nestle S.A.	81,182	0.5
1,327,692	Novartis AG.	96,554	0.5
	Other	339,734	1.9
		517,470	2.9
TAIWAN		61,257	0.3
THAILAND		6,815	0.0
UNITED ARAB EMIRATES		3,362	0.0
UNITED KINGDOM
1,230,362	British American Tobacco plc	69,731	0.4
5,130,328	GlaxoSmithKline plc	98,546	0.5
	Other	877,294	4.9
		1,045,571	5.8
UNITED STATES
451,544	3M Co	80,632	0.4
2,031,865	Abbott Laboratories	78,044	0.4
386,135 *	Allergan plc	81,092	0.4
137,551 *	Alphabet, Inc (Class A)	109,002	0.6
211,337 *	Alphabet, Inc (Class C)	163,114	0.9

48	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2016

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
239,330	*	Amazon.com, Inc		$179,466	1.0%
2,761,564		Apple, Inc		319,844	1.8
2,541,283		AT&T, Inc		108,081	0.6
8,901,066		Bank of America Corp		196,714	1.1
615,647	*	Berkshire Hathaway, Inc (Class B)		100,338	0.6
984,955		Chevron Corp		115,929	0.6
589,653		Chubb Ltd		77,905	0.4
496,442		Cigna Corp		66,220	0.4
3,918,854		Cisco Systems, Inc		118,428	0.7
2,315,945		Comcast Corp (Class A)		159,916	0.9
575,536	*	Concho Resources, Inc		76,316	0.4
1,373,212		Dow Chemical Co		78,575	0.4
1,185,513		Eli Lilly & Co		87,195	0.5
1,319,204		EOG Resources, Inc		133,372	0.7
1,667,143	d	Exxon Mobil Corp		150,476	0.8
1,040,940	*	Facebook, Inc		119,760	0.7
2,650,771		General Electric Co		83,764	0.5
372,644		Goldman Sachs Group, Inc		89,230	0.5
661,873		Home Depot, Inc		88,744	0.5
1,155,881		Johnson & Johnson		133,169	0.7
1,878,903		JPMorgan Chase & Co		162,131	0.9
541,123		McDonald’s Corp		65,866	0.4
2,487,375	*	MGM Resorts International		71,711	0.4
3,778,630		Microsoft Corp		234,804	1.3
1,434,749		Mondelez International, Inc		63,602	0.4
2,973,796		Pfizer, Inc		96,589	0.5
972,366		Procter & Gamble Co		81,757	0.5
651,878		Time Warner, Inc		62,926	0.3
933,280		Union Pacific Corp		96,762	0.5
601,460		UnitedHealth Group, Inc		96,258	0.5
3,870,480		Wells Fargo & Co		213,302	1.2
		Other		6,633,653	36.6
				10,874,687	60.0
URUGUAY				25,915	0.1
		TOTAL COMMON STOCKS	(Cost $16,648,467)	17,952,121	99.1
RIGHTS / WARRANTS
SPAIN				97	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $92)	97	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	49

Summary portfolio of investments	concluded

CREF Global Equities Account ■ December 31, 2016

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS

TREASURY DEBT				$126,268	0.7%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$61,000,000	r	Royal Bank of Scotland	0.500%, 01/03/17	61,000	0.3
65,000,000	s	Royal Bank of Scotland	0.520%, 01/05/17	65,000	0.4
	t	Other Repurchase Agreements	0.450%–0.920%, 01/03/17	19,000	0.1
				145,000	0.8
VARIABLE RATE SECURITIES				17,079	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				162,079	0.9
TOTAL SHORT-TERM INVESTMENTS			(Cost $288,503)	288,347	1.6

TOTAL PORTFOLIO			(Cost $16,937,062)	18,240,565	100.7
OTHER ASSETS & LIABILITIES, NET				(126,432)	(0.7)
NET ASSETS				$18,114,133	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r	Agreement with Royal Bank of Scotland, 0.50% dated 12/30/16 to be repurchased at $61,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $62,223,000.
s	Agreement with Royal Bank of Scotland, 0.52% dated 12/29/16 to be repurchased at $65,000,000 on 1/05/17, collateralized by U.S. Government Agency Securities valued at $66,300,000.
t	Agreements 0.45%–0.92% dated 12/30/16 to be repurchased at $19,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $19,380,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities on loan is $184,642,000.

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $175,908,000 or 1.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

50	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2016

Sector	Value (000)	% of net assets
FINANCIALS	$3,276,569	18.1%
INFORMATION TECHNOLOGY	2,661,731	14.7
CONSUMER DISCRETIONARY	2,521,251	13.9
INDUSTRIALS	2,063,411	11.4
HEALTH CARE	2,006,963	11.1
CONSUMER STAPLES	1,469,734	8.1
ENERGY	1,465,466	8.1
MATERIALS	1,129,727	6.2
UTILITIES	461,149	2.6
REAL ESTATE	454,820	2.5
TELECOMMUNICATION SERVICES	441,397	2.4
SHORT-TERM INVESTMENTS	288,347	1.6
OTHER ASSETS & LIABILITES, NET	(126,432)	(0.7)
NET ASSETS	$18,114,133	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	51

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2016

Shares		Company	Value (000)	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$196,803	0.9%
BANKS
4,313,371		Bank of America Corp	95,326	0.5
		Other	145,165	0.7
			240,491	1.2
CAPITAL GOODS
661,390		3M Co	118,104	0.6
857,249		Boeing Co	133,457	0.6
1,431,331		Honeywell International, Inc	165,820	0.8
693,375		Northrop Grumman Corp	161,265	0.8
		Other	714,745	3.4
			1,293,391	6.2
COMMERCIAL & PROFESSIONAL SERVICES
2,200,574		Nielsen NV	92,314	0.4
		Other	212,279	1.0
			304,593	1.4
CONSUMER DURABLES & APPAREL			406,184	1.9
CONSUMER SERVICES
3,978,641		Starbucks Corp	220,894	1.1
		Other	502,078	2.4
			722,972	3.5
DIVERSIFIED FINANCIALS
871,635		Ameriprise Financial, Inc	96,699	0.5
1,159,500	e	iShares Russell 1000 Growth Index Fund	121,631	0.6
		Other	394,879	1.8
			613,209	2.9
ENERGY
685,542	*	Concho Resources, Inc	90,903	0.4
1,760,373		EOG Resources, Inc	177,974	0.9
		Other	144,182	0.7
			413,059	2.0
FOOD & STAPLES RETAILING
1,361,197		Costco Wholesale Corp	217,941	1.0
1,432,562		CVS Health Corp	113,043	0.5
		Other	139,751	0.7
			470,735	2.2
FOOD, BEVERAGE & TOBACCO
4,193,493	*	Monster Beverage Corp	185,939	0.9
		Other	661,321	3.2
			847,260	4.1

52	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2016

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
220,766	*	Intuitive Surgical, Inc	$140,003	0.7%
2,121,372		UnitedHealth Group, Inc	339,504	1.6
		Other	725,284	3.5
			1,204,791	5.8
HOUSEHOLD & PERSONAL PRODUCTS
1,848,002		Estee Lauder Cos (Class A)	141,353	0.7
		Other	63,944	0.3
			205,297	1.0
INSURANCE			80,197	0.4
MATERIALS
1,065,059		Monsanto Co	112,055	0.5
		Other	625,012	3.0
			737,067	3.5
MEDIA
1,959,286		CBS Corp (Class B)	124,650	0.6
5,761,514		Comcast Corp (Class A)	397,833	1.9
1,472,971		Time Warner, Inc	142,186	0.7
2,621,714		Walt Disney Co	273,235	1.3
		Other	211,805	1.0
			1,149,709	5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,154,562	*	Allergan plc	242,470	1.2
795,206		Amgen, Inc	116,267	0.6
373,956	*	Biogen Idec, Inc	106,047	0.5
2,366,895		Bristol-Myers Squibb Co	138,321	0.7
2,206,447	*	Celgene Corp	255,396	1.2
1,940,774		Eli Lilly & Co	142,744	0.7
3,904,230		Zoetis, Inc	208,993	1.0
		Other	538,583	2.6
			1,748,821	8.5
REAL ESTATE			175,411	0.8
RETAILING
924,309	*	Amazon.com, Inc	693,112	3.3
909,325		Expedia, Inc	103,008	0.5
2,633,855		Home Depot, Inc	353,147	1.7
875,336	*	NetFlix, Inc	108,367	0.5
69,673	*	Priceline.com, Inc	102,145	0.5
		Other	703,793	3.4
			2,063,572	9.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,162,033		Applied Materials, Inc	102,039	0.5
692,106		Broadcom Ltd	122,343	0.6
1,396,654		Qualcomm, Inc	91,062	0.4
		Other	346,643	1.7
			662,087	3.2

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	53

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2016

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
2,432,965	*	Adobe Systems, Inc		$250,474	1.2%
475,969	*	Alphabet, Inc (Class A)		377,182	1.8
914,867	*	Alphabet, Inc (Class C)		706,113	3.4
5,099,264	*	Facebook, Inc		586,670	2.8
3,199,554		Intuit, Inc		366,701	1.8
2,877,162		MasterCard, Inc (Class A)		297,067	1.4
15,068,331		Microsoft Corp		936,346	4.5
4,403,286	*	PayPal Holdings, Inc		173,798	0.8
3,033,409	*	salesforce.com, Inc		207,667	1.0
5,159,187		Visa, Inc (Class A)		402,520	1.9
		Other		1,248,736	6.0
				5,553,274	26.6
TECHNOLOGY HARDWARE & EQUIPMENT
7,226,748	d	Apple, Inc		837,002	4.0
		Other		188,944	0.9
				1,025,946	4.9
TELECOMMUNICATION SERVICES				154,639	0.7
TRANSPORTATION
1,609,607		Union Pacific Corp		166,884	0.8
		Other		267,080	1.3
				433,964	2.1
UTILITIES				644	0.0
TOTAL COMMON STOCKS			(Cost $17,784,229)	20,704,116	99.2

Principal		Issuer
SHORT-TERM INVESTMENTS

TREASURY DEBT				176,523	0.8

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
167,168,634	c	State Street Navigator Securities Lending Government Money Market Portfolio		167,169	0.8
				167,169	0.8
TOTAL SHORT-TERM INVESTMENTS			(Cost $343,702)	343,692	1.6

TOTAL PORTFOLIO			(Cost $18,127,931)	21,047,808	100.8
		OTHER ASSETS & LIABILITIES, NET		(175,575)	(0.8)
		NET ASSETS		$20,872,233	100.0%

54	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ■ December 31, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $162,795,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $53,575,000 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	55

Summary portfolio of investments

CREF Equity Index Account  ¡  December 31, 2016

Shares	Company	Value (000)	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS		$161,619	0.9%
BANKS
7,628,247	Bank of America Corp	168,584	1.0
2,180,463	Citigroup, Inc	129,585	0.7
2,702,870	JPMorgan Chase & Co	233,231	1.3
3,395,538	Wells Fargo & Co	187,128	1.1
	Other	534,648	3.1
		1,253,176	7.2
CAPITAL GOODS
438,533	3M Co	78,309	0.5
442,689	Boeing Co	68,918	0.4
6,831,532	General Electric Co	215,876	1.2
561,629	Honeywell International, Inc	65,065	0.4
	Other	956,445	5.5
		1,384,613	8.0
COMMERCIAL & PROFESSIONAL SERVICES		150,903	0.9
CONSUMER DURABLES & APPAREL		248,749	1.4
CONSUMER SERVICES
616,923	McDonald’s Corp	75,092	0.4
	Other	301,113	1.7
		376,205	2.1
DIVERSIFIED FINANCIALS
286,236	Goldman Sachs Group, Inc	68,539	0.4
	Other	674,720	3.9
		743,259	4.3
ENERGY
1,394,847	Chevron Corp	164,174	0.9
3,095,460	Exxon Mobil Corp	279,396	1.6
1,030,748	Schlumberger Ltd	86,531	0.5
	Other	686,095	4.0
		1,216,196	7.0
FOOD & STAPLES RETAILING
1,125,302	Wal-Mart Stores, Inc	77,781	0.5
	Other	241,258	1.4
		319,039	1.9
FOOD, BEVERAGE & TOBACCO
1,450,748	Altria Group, Inc	98,099	0.6
2,901,732	Coca-Cola Co	120,306	0.7
1,075,713	PepsiCo, Inc	112,552	0.7
1,150,298	Philip Morris International, Inc	105,241	0.6
	Other	397,183	2.3
		833,381	4.9

56	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2016

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,041,124		Medtronic plc	$74,159	0.4%
695,142		UnitedHealth Group, Inc	111,251	0.6
		Other	661,500	3.8
			846,910	4.8
HOUSEHOLD & PERSONAL PRODUCTS
1,903,468		Procter & Gamble Co	160,043	0.9
		Other	130,608	0.8
			290,651	1.7
INSURANCE
1,406,323	*	Berkshire Hathaway, Inc (Class B)	229,203	1.3
		Other	520,137	3.0
			749,340	4.3
MATERIALS			582,531	3.3
MEDIA
1,789,499		Comcast Corp (Class A)	123,565	0.7
1,206,753		Walt Disney Co	125,768	0.7
		Other	281,280	1.6
			530,613	3.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,200,359		AbbVie, Inc	75,166	0.4
557,286		Amgen, Inc	81,481	0.5
1,239,347		Bristol-Myers Squibb Co	72,427	0.4
569,013	*	Celgene Corp	65,863	0.4
983,271		Gilead Sciences, Inc	70,412	0.4
2,042,180		Johnson & Johnson	235,280	1.4
2,056,466		Merck & Co, Inc	121,064	0.7
4,460,955		Pfizer, Inc	144,892	0.8
		Other	509,792	2.9
			1,376,377	7.9
REAL ESTATE			696,397	4.0
RETAILING
288,725	*	Amazon.com, Inc	216,506	1.2
924,604		Home Depot, Inc	123,971	0.7
		Other	519,804	3.0
			860,281	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,508,485		Intel Corp	127,253	0.7
1,089,782		Qualcomm, Inc	71,054	0.4
		Other	354,475	2.0
			552,782	3.1

See notes to financial statements	College Retirement Equities Funds ■ 2016 Annual Report	57

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2016

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
218,118	*	Alphabet, Inc (Class A)		$172,848	1.0%
220,468	*	Alphabet, Inc (Class C)		170,162	1.0
1,665,926	*	Facebook, Inc		191,665	1.1
652,388		International Business Machines Corp		108,290	0.6
717,013		MasterCard, Inc (Class A)		74,031	0.4
5,626,117		Microsoft Corp		349,607	2.0
2,201,331		Oracle Corp		84,641	0.5
1,417,127		Visa, Inc (Class A)		110,564	0.6
		Other		773,593	4.4
				2,035,401	11.6
TECHNOLOGY HARDWARE & EQUIPMENT
4,070,171		Apple, Inc		471,407	2.7
3,736,724		Cisco Systems, Inc		112,924	0.7
		Other		287,511	1.5
				871,842	4.9
TELECOMMUNICATION SERVICES
4,571,550		AT&T, Inc		194,428	1.1
3,030,990		Verizon Communications, Inc		161,794	0.9
		Other		69,101	0.4
				425,323	2.4
TRANSPORTATION
625,747		Union Pacific Corp		64,877	0.4
		Other		323,109	1.8
				387,986	2.2
UTILITIES				546,589	3.1
		TOTAL COMMON STOCKS	(Cost $9,177,680)	17,440,163	99.8

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				16	0.0
TELECOMMUNICATION SERVICES				118	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $118)	134	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

TREASURY DEBT				54,816	0.3

58	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2016

Shares		Company		Value (000)	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
232,039,966	c	State Street Navigator Securities Lending Government Money Market Portfolio		$232,040	1.4%
				232,040	1.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $286,860)	286,856	1.7

		TOTAL PORTFOLIO	(Cost $9,464,658)	17,727,153	101.5
		OTHER ASSETS & LIABILITIES, NET		(260,051)	(1.5)
		NET ASSETS		$17,467,102	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities on loan is $222,154,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Funds ■ 2016 Annual Report	59

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2016

Principal	Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$1,004	0.0%
COMMERCIAL & PROFESSIONAL SERVICES			1,004	0.0
CONSUMER DURABLES & APPAREL			1,026	0.0
CONSUMER SERVICES			6,137	0.1
DIVERSIFIED FINANCIALS			1,916	0.0
ENERGY			3,842	0.0
FOOD & STAPLES RETAILING			3,717	0.0
FOOD, BEVERAGE & TOBACCO			2,024	0.0
HEALTH CARE EQUIPMENT & SERVICES			10,390	0.1
MATERIALS			8,748	0.1
MEDIA			16,746	0.1
REAL ESTATE			5,647	0.1
RETAILING			2,987	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,514	0.0
SOFTWARE & SERVICES			3,362	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			10,226	0.1
TELECOMMUNICATION SERVICES			1,009	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $80,342)	81,299	0.6

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			66,035	0.5
BANKS			797,329	5.9
CAPITAL GOODS			115,973	0.9
COMMERCIAL & PROFESSIONAL SERVICES			136,832	1.0
CONSUMER DURABLES & APPAREL			32,508	0.2
CONSUMER SERVICES			149,069	1.1
DIVERSIFIED FINANCIALS			539,753	4.0
ENERGY			419,279	3.1
FOOD & STAPLES RETAILING			128,133	1.0
FOOD, BEVERAGE & TOBACCO			149,172	1.1
HEALTH CARE EQUIPMENT & SERVICES			131,974	1.0
HOUSEHOLD & PERSONAL PRODUCTS			17,084	0.1
INSURANCE			215,180	1.6

60	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2016

Principal		Issuer		Value (000)	% of net assets
MATERIALS				$150,110	1.1%
MEDIA				208,831	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				234,064	1.7
REAL ESTATE				202,364	1.5
RETAILING				99,678	0.7
SOFTWARE & SERVICES				95,493	0.7
TECHNOLOGY HARDWARE & EQUIPMENT				102,239	0.8
TELECOMMUNICATION SERVICES				210,946	1.6
TRANSPORTATION				110,852	0.8
UTILITIES				544,937	4.0
		TOTAL CORPORATE BONDS	(Cost $4,858,059)	4,857,835	36.0

GOVERNMENT BONDS

AGENCY SECURITIES
$144,737,000		Private Export Funding Corp (PEFCO)	1.375%–4.375%, 02/15/17–11/15/22	148,669	1.1
		Other		84,947	0.6
				233,616	1.7
FOREIGN GOVERNMENT BONDS				758,724	5.6
MORTGAGE BACKED
105,658,635		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	108,534	0.8
62,637,974		FGLMC	4.000%, 12/01/45	66,209	0.5
99,448,393	h	FGLMC	3.500%, 08/01/46	102,187	0.8
54,000,000	h	Federal National Mortgage Association (FNMA)	2.500%, 02/25/32	54,000	0.4
50,000,000	h	FNMA	3.000%, 02/25/32	51,267	0.4
127,000,000	h	FNMA	3.000%, 02/25/47	125,879	0.9
50,784,028		FNMA	4.000%, 01/01/46	53,730	0.4
110,000,000	h	FNMA	3.000%, 01/25/47	109,197	0.8
69,000,000	h	FNMA	3.500%, 01/25/47	70,677	0.5
125,000,000	h	FNMA	4.000%, 01/25/47	131,350	1.0
60,000,000	h	FNMA	3.500%, 02/25/47	61,367	0.5
54,000,000	h	FNMA	3.500%, 03/25/47	55,118	0.4
40,000,000	h	FNMA	4.000%, 03/25/47	41,895	0.3
40,605,097		FNMA	3.500%, 07/01/55	41,632	0.3
1,012,916,607		FNMA	2.500%–9.000%, 03/01/23–02/25/47	1,040,618	7.7
105,000,000	h	Government National Mortgage Association (GNMA)	3.000%, 02/20/47	106,063	0.8
169,000,000	h	GNMA	3.500%, 02/20/47	175,293	1.3
214,579,873		GNMA	2.176%–8.500%, 06/15/24–02/20/47	161,928	1.2
		Other		240,552	1.7
				2,797,496	20.7
MUNICIPAL BONDS				390,346	2.9

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	61

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2016

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES
$100,686,000	p	United States Treasury Bond	5.375%, 02/15/31	$133,869	1.0%
65,602,000		United States Treasury Bond	4.500%, 02/15/36	82,861	0.6
56,375,000		United States Treasury Bond	3.625%, 08/15/43	62,387	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	78,446	0.6
118,850,000	p	United States Treasury Bond	2.500%, 05/15/46	105,357	0.8
108,750,000		United States Treasury Bond	2.875%, 11/15/46	104,737	0.8
141,634,000		United States Treasury Bond	2.250%–5.250%, 11/15/28–08/15/46	152,537	1.1
120,000,000	p	United States Treasury Note	0.875%, 05/31/18	119,752	0.9
53,775,000		United States Treasury Note	1.000%, 03/15/19	53,474	0.4
124,787,000		United States Treasury Note	1.625%, 07/31/20	124,618	0.9
48,635,000		United States Treasury Note	1.375%, 04/30/21	47,667	0.4
133,872,000		United States Treasury Note	8.000%, 11/15/21	171,307	1.3
72,575,000		United States Treasury Note	1.750%, 02/28/22	71,633	0.5
106,110,000		United States Treasury Note	1.875%, 08/31/22	104,759	0.8
56,465,000		United States Treasury Note	1.750%, 09/30/22	55,334	0.4
52,207,000		United States Treasury Note	2.000%, 11/15/26	50,150	0.4
403,335,200		United States Treasury Note	0.625%–2.250%, 01/15/17–08/15/26	398,983	2.8
				1,917,871	14.2
		TOTAL GOVERNMENT BONDS	(Cost $6,123,952)	6,098,053	45.1

STRUCTURED ASSETS

ASSET BACKED
65,588,490	g	Domino’s Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216%, 01/25/42	66,898	0.5
59,709,023		Santander Drive Auto Receivables Trust Series - 2013 5 (Class C)	2.250%, 06/17/19	59,904	0.4
		Other		580,977	4.4
				707,779	5.3
OTHER MORTGAGE BACKED
49,550,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AJ)	5.750%, 06/15/49	47,992	0.4
88,795,000	g	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AMFX)	5.703%, 06/15/49	89,618	0.7
55,000,000	g,i	WFRBS Commercial Mortgage Trust Series - 2011 C4 (Class A4)	4.902%, 06/15/44	60,268	0.4
		Other		1,140,624	8.4
				1,338,502	9.9
		TOTAL STRUCTURED ASSETS	(Cost $2,072,700)	2,046,281	15.2
		TOTAL BONDS	(Cost $13,054,711)	13,002,169	96.3

Shares		Company
PREFERRED STOCKS

BANKS				15,774	0.1
		TOTAL PREFERRED STOCKS	(Cost $49,941)	15,774	0.1

62	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account ■ December 31, 2016

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$50,000,000	Federal Home Loan Bank (FHLB)	0.511%, 03/07/17	$49,954	0.4%
	Other		48,821	0.3
			98,775	0.7
TREASURY DEBT
90,081,000	United States Treasury Bill	0.296%–0.336%, 01/05/17	90,079	0.7
130,575,000	United States Treasury Bill	0.321%–0.430%, 01/12/17	130,562	1.0
147,000,000	United States Treasury Bill	0.421%–0.468%, 01/19/17	146,973	1.1
123,930,000	United States Treasury Bill	0.282%–0.420%, 02/02/17	123,886	0.9
148,200,000	United States Treasury Bill	0.305%–0.410%, 02/09/17	148,132	1.1
106,760,000	United States Treasury Bill	0.440%–0.478%, 02/16/17	106,703	0.8
50,000,000	United States Treasury Bill	0.345%, 02/23/17	49,967	0.4
73,000,000	United States Treasury Bill	0.353%–0.501%, 03/02/17	72,943	0.5
64,800,000	United States Treasury Bill	0.466%–0.503%, 03/09/17	64,744	0.5
50,000,000	United States Treasury Bill	0.386%, 03/16/17	49,950	0.4
73,900,000	United States Treasury Bill	0.392%, 03/23/17	73,819	0.5
100,000,000	United States Treasury Bill	0.391%–0.516%, 03/30/17	99,881	0.7
58,500,000	United States Treasury Bill	0.463%–0.526%, 04/20/17	58,406	0.4
	Other		51,123	0.4
			1,267,168	9.4
	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,366,006)	1,365,943	10.1

	TOTAL PORTFOLIO	(Cost $14,551,000)	14,465,185	107.1
	OTHER ASSETS & LIABILITIES, NET		(966,121)	(7.1)
	NET ASSETS		$13,499,064	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities, including those in “Other,” was $1,833,130,000 or 13.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	63

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2016

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES
$17,635,000		Montefiore Medical Center	2.895%, 4/20/32	$16,134	0.2%
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 9/15/20	3,566	0.1
3,000,000		PEFCO	3.250%, 6/15/25	3,095	0.0
6,250,000		Reliance Industries Ltd	2.444%, 1/15/26	6,255	0.1
4,375,000		Tunisia Government AID Bonds	1.416%, 8/5/21	4,225	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 5/29/20	3,482	0.1
15,000,000		Ukraine Government AID Bonds	1.471%, 9/29/21	14,630	0.2
				51,387	0.8
MORTGAGE BACKED
13,611,493		Government National Mortgage Association (GNMA)	3.650%, 02/15/32	14,201	0.2
				14,201	0.2
U.S. TREASURY SECURITIES
2,695	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	3	0.0
77,790,876	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	79,651	1.2
150,052,991	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	153,971	2.3
411,056,808	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	414,786	6.2
151,999,464	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	157,724	2.3
149,175,125	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	157,612	2.3
333,200,340	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	337,345	5.0
139,245,840	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	148,259	2.2
172,476,540	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	181,385	2.7
450,550,935	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	455,203	6.8
245,648,043	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	259,420	3.9
332,535,691	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	348,825	5.2
298,824,840	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	300,513	4.5
349,413,984	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	360,530	5.4
348,136,861	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	348,694	5.2
406,783,440	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	407,771	6.1
281,699,490	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	279,587	4.2
86,210,440	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	86,972	1.3
78,991,188	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	80,369	1.2
96,710,000	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	94,994	1.4
74,499,420	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	73,258	1.1
259,368,111	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	297,768	4.4
78,485,330	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	78,047	1.2
110,884,610	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	111,841	1.7
217,176,668	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	244,627	3.6
101,850,420	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	98,474	1.5
163,252,044	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	191,211	2.9
193,147,794	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	215,618	3.2
119,596,562	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	157,235	2.3
177,771,715	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	214,382	3.2
145,698,963	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	199,165	3.0
30,000,000		United States Treasury Note	1.250%, 12/31/18	30,024	0.4
18,000,000		United States Treasury Note	1.125%, 06/30/21	17,405	0.2
				6,582,669	98.1
		TOTAL GOVERNMENT BONDS	(Cost $6,384,870)	6,648,257	99.1

64	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account ■ December 31, 2016

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$1,100,000	Federal Home Loan Bank (FHLB)	0.300%, 01/03/17	$1,100	0.0%
12,200,000	FHLB	0.440%, 01/23/17	12,198	0.3
			13,298	0.3
	TOTAL SHORT-TERM INVESTMENTS	(Cost $13,297)	13,298	0.3

	TOTAL PORTFOLIO	(Cost $6,398,167)	6,661,555	99.4
	OTHER ASSETS & LIABILITIES, NET		43,341	0.6
	NET ASSETS		$6,704,896	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	65

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2016

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS	$2,638	0.0%
ENERGY	18,209	0.1
MEDIA	9,461	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	10,131	0.1
UTILITIES	22,295	0.2
TOTAL BANK LOAN OBLIGATIONS	(Cost $63,627)	62,734	0.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	26,422	0.2
BANKS
$40,272,000	Bank of America Corp	1.950%, 05/12/18	40,323	0.3
Other	258,403	1.9
298,726	2.2
CAPITAL GOODS	74,742	0.6
COMMERCIAL & PROFESSIONAL SERVICES	27,644	0.2
CONSUMER DURABLES & APPAREL	3,996	0.0
CONSUMER SERVICES	66,558	0.5
DIVERSIFIED FINANCIALS	93,212	0.7
ENERGY	116,081	0.9
FOOD & STAPLES RETAILING	9,338	0.1
FOOD, BEVERAGE & TOBACCO	5,081	0.0
HEALTH CARE EQUIPMENT & SERVICES	17,693	0.1
INSURANCE	44,579	0.3
MATERIALS	47,055	0.4
MEDIA	23,661	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	27,573	0.2
REAL ESTATE	63,281	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	18,204	0.1
TELECOMMUNICATION SERVICES	14,277	0.1
TRANSPORTATION	111,747	0.8
UTILITIES	340,878	2.5
TOTAL CORPORATE BONDS	(Cost $1,438,962)	1,430,748	10.6

66	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2016

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS

AGENCY SECURITIES
$189,606,488		Overseas Private Investment Corp (OPIC)	0.000%–3.938%, 04/30/17–07/31/33	$191,697	1.4%
		Other		344,959	2.6
				536,656	4.0
FOREIGN GOVERNMENT BONDS
45,000,000		Inter-American Development Bank	1.185%, 07/09/18	44,511	0.3
46,500,000		International Finance Corp	1.546%, 11/04/21	44,557	0.3
		Other		618,591	4.7
				707,659	5.3
MORTGAGE BACKED
39,808,823		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	40,892	0.3
41,579,783	h	FGLMC	3.500%, 08/01/46	42,724	0.3
55,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/47	57,794	0.4
45,000,000	h	FNMA	3.000%, 02/25/47	44,603	0.3
595,512,160		FNMA	2.500%–8.000%, 03/01/23–07/01/55	615,898	4.6
76,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 02/20/47	78,830	0.6
47,000,000	h	GNMA	3.000%, 02/20/47	47,476	0.4
		Other		190,876	1.4
				1,119,093	8.3
MUNICIPAL BONDS				602,734	4.5
U.S. TREASURY SECURITIES
103,530,000		United States Treasury Bond	2.250%, 08/15/46	86,828	0.6
62,685,000		United States Treasury Note	2.000%, 11/15/26	60,214	0.5
		Other		103,438	0.8
				250,480	1.9
		TOTAL GOVERNMENT BONDS	(Cost $3,220,468)	3,216,622	24.0

STRUCTURED ASSETS

ASSET BACKED				198,027	1.5
OTHER MORTGAGE BACKED				266,930	2.0
		TOTAL STRUCTURED ASSETS	(Cost $471,018)	464,957	3.5
		TOTAL BONDS	(Cost $5,130,448)	5,112,327	38.1

Shares		Company
COMMON STOCKS

AUTOMOBILES & COMPONENTS				181,687	1.4
BANKS
346,648		PNC Financial Services Group, Inc		40,544	0.3
896,706		US Bancorp		46,064	0.3
		Other		561,836	4.1
				648,444	4.7

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	67

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2016

Shares	Company	Value (000)	% of net assets
CAPITAL GOODS
310,434	3M Co	$55,434	0.4%
	Other	589,783	4.4
		645,217	4.8
COMMERCIAL & PROFESSIONAL SERVICES		59,255	0.4
CONSUMER DURABLES & APPAREL		131,427	1.0
CONSUMER SERVICES
428,605	McDonald’s Corp	52,170	0.4
808,957	Starbucks Corp	44,913	0.3
	Other	79,581	0.6
		176,664	1.3
DIVERSIFIED FINANCIALS
564,161	American Express Co	41,793	0.3
	Other	369,344	2.7
		411,137	3.0
ENERGY
580,653	Schlumberger Ltd	48,746	0.4
	Other	506,501	3.7
		555,247	4.1
FOOD & STAPLES RETAILING		86,834	0.6
FOOD, BEVERAGE & TOBACCO
1,697,969	Coca-Cola Co	70,398	0.5
974,069	Mondelez International, Inc	43,180	0.3
645,495	PepsiCo, Inc	67,538	0.5
	Other	199,071	1.5
		380,187	2.8
HEALTH CARE EQUIPMENT & SERVICES		285,880	2.1
HOUSEHOLD & PERSONAL PRODUCTS
998,240	Procter & Gamble Co	83,932	0.6
	Other	114,162	0.9
		198,094	1.5
INSURANCE
309,889	Chubb Ltd	40,943	0.3
	Other	338,492	2.5
		379,435	2.8
MATERIALS		421,011	3.1
MEDIA
480,628	Time Warner, Inc	46,395	0.3
662,187	Walt Disney Co	69,013	0.5
	Other	115,344	0.9
		230,752	1.7

68	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2016

Shares		Company		Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
290,013		Amgen, Inc		$42,403	0.3%
827,806		Bristol-Myers Squibb Co		48,377	0.4
379,694	*	Celgene Corp		43,950	0.3
931,057		Johnson & Johnson		107,267	0.8
1,144,936		Merck & Co, Inc		67,402	0.5
		Other		385,640	2.9
				695,039	5.2
REAL ESTATE				343,599	2.6
RETAILING				303,909	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,898,397		Intel Corp		68,855	0.5
		Other		150,478	1.1
				219,333	1.6
SOFTWARE & SERVICES
379,946		Accenture plc		44,503	0.3
84,459	*	Alphabet, Inc (Class A)		66,929	0.5
89,662	*	Alphabet, Inc (Class C)		69,203	0.5
396,187		International Business Machines Corp		65,763	0.5
499,170		MasterCard, Inc (Class A)		51,539	0.4
1,730,924		Microsoft Corp		107,560	0.8
1,415,168		Oracle Corp		54,413	0.4
		Other		296,245	2.2
				756,155	5.6
TECHNOLOGY HARDWARE & EQUIPMENT
2,132,306		Cisco Systems, Inc		64,438	0.5
		Other		167,079	1.2
				231,517	1.7
TELECOMMUNICATION SERVICES
1,556,624	e	Verizon Communications, Inc		83,093	0.6
		Other		150,186	1.1
				233,279	1.7
TRANSPORTATION
468,054		Union Pacific Corp		48,528	0.4
371,112		United Parcel Service, Inc (Class B)		42,544	0.3
		Other		136,430	1.0
				227,502	1.7
UTILITIES				259,893	1.9
		TOTAL COMMON STOCKS	(Cost $6,340,049)	8,061,497	59.5

PREFERRED STOCKS

BANKS				23,713	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	23,713	0.2

RIGHTS / WARRANTS

ENERGY				6	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $6)	6	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	69

Summary portfolio of investments	concluded

CREF Social Choice Account ■ December 31, 2016

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$64,000,000	Federal Home Loan Bank (FHLB)	0.350%, 02/06/17	$63,970	0.5%
			63,970	0.5
TREASURY DEBT
71,000,000	United States Treasury Bill	0.321%–0.355%, 01/12/17	70,993	0.5
57,000,000	United States Treasury Bill	0.305%–0.312%, 02/09/17	56,974	0.4
50,000,000	United States Treasury Bill	0.320%, 03/02/17	49,961	0.4
50,000,000	United States Treasury Bill	0.496%, 03/09/17	49,956	0.4
60,000,000	United States Treasury Bill	0.392%, 03/23/17	59,934	0.4
50,000,000	United States Treasury Bill	0.498%, 04/06/17	49,932	0.4
	Other		164,491	1.2
			502,241	3.7

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

TREASURY DEBT
50,000,000	United States Treasury Bill	0.369%, 03/23/17	49,959	0.4
	Other		20,012	0.1
			69,971	0.5
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		69,971	0.5
	TOTAL SHORT-TERM INVESTMENTS	(Cost $636,182)	636,182	4.7

	TOTAL PORTFOLIO	(Cost $12,209,177)	13,896,459	103.0
	OTHER ASSETS & LIABILITIES, NET		(405,440)	(3.0)
	NET ASSETS		$13,491,019	100.0%

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,487,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $753,582,000 or 5.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations

70	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2016

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$312,004,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%–1.100%, 01/17/17–07/21/17	$311,662	2.9%
222,695,000	Federal Farm Credit Bank (FFCB)	0.010%–0.620%, 01/19/17–05/25/17	222,533	2.1
134,058,000	Federal Home Loan Bank (FHLB)	0.265%–0.400%, 01/06/17	134,052	1.2
115,415,000	FHLB	0.320%–0.420%, 01/09/17	115,405	1.1
163,000,000	FHLB	0.340%–0.450%, 01/20/17	162,966	1.5
171,571,000	FHLB	0.340%–0.460%, 01/25/17	171,528	1.6
172,615,000	FHLB	0.365%–0.480%, 01/27/17	172,565	1.6
113,400,000	FHLB	0.370%–0.470%, 02/01/17	113,360	1.0
150,500,000	FHLB	0.380%–0.510%, 02/03/17	150,434	1.4
109,800,000	FHLB	0.440%–0.530%, 02/08/17	109,747	1.0
95,202,000	FHLB	0.480%–0.525%, 02/10/17	95,148	0.9
88,390,000	FHLB	0.480%–0.520%, 02/13/17	88,338	0.8
117,000,000	FHLB	0.430%–0.540%, 02/17/17	116,920	1.1
106,800,000	FHLB	0.435%–0.485%, 02/21/17	106,731	1.0
98,044,000	FHLB	0.470%, 02/23/17	97,976	0.9
109,864,000	FHLB	0.405%–0.560%, 02/24/17	109,779	1.0
78,925,000	FHLB	0.500%–0.530%, 02/27/17	78,862	0.7
100,000,000	FHLB	0.515%, 03/06/17	99,908	0.9
123,975,000	FHLB	0.510%–0.555%, 03/08/17	123,854	1.1
75,150,000	FHLB	0.530%–0.570%, 03/10/17	75,072	0.7
79,000,000	FHLB	0.440%–0.555%, 03/24/17	78,904	0.7
171,094,000	FHLB	0.530%–0.570%, 03/29/17	170,869	1.6
1,355,736,000	FHLB	0.310%–0.660%, 01/03/17–06/23/17	1,354,697	12.5
77,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.355%–0.440%, 01/04/17	77,498	0.7
106,500,000	FHLMC	0.340%–0.450%, 01/10/17	106,490	1.0
104,440,000	FHLMC	0.280%–0.350%, 01/18/17	104,424	1.0
119,589,000	FHLMC	0.340%–0.435%, 01/23/17	119,562	1.1
112,857,000	FHLMC	0.400%–0.515%, 02/07/17	112,806	1.0
679,833,000	FHLMC	0.265%–0.875%, 01/03/17–06/01/17	679,492	6.3
95,000,000	Federal National Mortgage Association (FNMA)	0.310%–0.420%, 01/11/17	94,989	0.9
81,000,000	FNMA	0.390%, 01/17/17	80,986	0.7
129,600,000	FNMA	0.430%–0.510%, 02/08/17	129,539	1.2
86,400,000	FNMA	0.440%–0.495%, 03/01/17	86,332	0.8
494,903,000	FNMA	0.350%–1.250%, 01/03/17–05/12/17	494,543	4.6
	Other		14,991	0.0
			6,362,962	58.6
TREASURY DEBT
100,000,000	United States Treasury Bill	0.200%–0.363%, 01/05/17	99,997	0.9
160,000,000	United States Treasury Bill	0.186%–0.475%, 01/12/17	159,984	1.5
120,000,000	United States Treasury Bill	0.316%–0.388%, 01/19/17	119,979	1.1
100,000,000	United States Treasury Bill	0.280%–0.360%, 01/26/17	99,978	0.9
80,000,000	United States Treasury Bill	0.309%–0.327%, 02/02/17	79,977	0.7
150,100,000	United States Treasury Bill	0.320%–0.481%, 02/09/17	150,036	1.4
100,000,000	United States Treasury Bill	0.400%–0.500%, 02/16/17	99,943	0.9

See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	71

Summary portfolio of investments	concluded

CREF Money Market Account ■ December 31, 2016

Principal		Issuer		Value (000)	% of net assets
TREASURY DEBT—continued
$100,000,000		United States Treasury Bill	0.366%–0.535%, 03/09/17	$99,909	0.9%
100,000,000		United States Treasury Bill	0.421%–0.532%, 03/16/17	99,900	0.9
438,250,000		United States Treasury Bill	0.383%–0.640%, 02/23/17–06/22/17	437,670	4.0
120,000,000		United States Treasury Note	0.500%, 01/31/17	120,008	1.1
120,000,000		United States Treasury Note	0.625%, 02/15/17	120,022	1.1
120,000,000		United States Treasury Note	0.500%, 02/28/17	120,004	1.1
115,400,000		United States Treasury Note	0.750%, 03/15/17	115,464	1.1
100,000,000		United States Treasury Note	0.500%, 03/31/17	100,003	1.0
100,000,000		United States Treasury Note	0.625%, 05/31/17	100,012	1.0
160,965,000		United States Treasury Note	0.500–1.000%, 02/28/17–09/15/17	160,989	1.5
				2,283,875	21.1
VARIABLE RATE SECURITIES
289,700,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.634%–0.838%, 01/03/17–03/23/18	289,688	2.7
120,000,000	i	Federal Farm Credit Bank (FFCB)	0.736%, 01/24/17	120,000	1.1
76,000,000	i	FFCB	0.624%, 03/02/17	76,000	0.7
105,000,000	i	FFCB	0.699%, 06/15/17	104,997	1.0
831,375,000	i	FFCB	0.674%–0.963%, 01/13/17–11/14/18	831,258	7.7
251,500,000	i	Federal Home Loan Bank (FHLB)	0.616%–0.839%, 01/30/17–04/20/18	251,511	2.3
97,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.685%, 01/13/17	97,000	0.9
125,800,000	i	FHLMC	0.669%–0.874%, 01/12/17–11/13/17	125,793	1.1
78,000,000	i	Federal National Mortgage Association (FNMA)	0.759%, 07/20/17	77,969	0.7
94,500,000	i	FNMA	0.717%, 08/16/17	94,494	0.9
131,190,000	i	FNMA	0.645%–0.944%, 01/26/17–03/21/18	131,210	1.2
				2,199,920	20.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,846,757)	10,846,757	100.0

		TOTAL PORTFOLIO	(Cost $10,846,757)	10,846,757	100.0
		OTHER ASSETS & LIABILITIES, NET		4,133	0.0
		NET ASSETS		$10,850,890	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

72	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

[This page intentionally left blank.]

College Retirement Equities Fund ■ 2016 Annual Report	73

Statements of assets and liabilities

College Retirement Equities Funds  ■  December 31, 2016

(amounts in thousands, except accumulation unit value)		Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
ASSETS
Portfolio investments, at value*†		$114,988,517	$18,240,565	$21,047,808	$17,727,153	$14,465,185	$6,661,555	$13,896,459	$10,846,757
Cash**#		386,864	41,081	110	186	93,546	193	38,642	23
Cash — foreign^		11,167	14,183	—	—	—	—	190	—
Dividends and interest receivable		168,532	32,560	14,524	23,246	84,581	25,755	46,326	3,147
Receivable from securities transactions		121,219	22,016	47,960	3,842	386	47,936	182,444	—
Receivable for delayed delivery securities		—	—	—	—	1,156,994	—	460,059	—
Due from affiliates		—	—	—	554	—	—	22,269	1,399
Unrealized appreciation on forward foreign currency contracts		—	—	—	—	2,110	—	—	—
Unrealized appreciation on swap contracts		370	—	—	—	—	—	—	—
Other		7,792	1,617	1,644	1,425	1,362	1,114	1,410	1,396
Total assets		115,684,461	18,352,022	21,112,046	17,756,406	15,804,164	6,736,553	14,647,799	10,852,722

LIABILITIES
Investment management fees payable		3,744	447	255	111	188	104	342	102
Service agreement fees payable		2,578	387	441	360	197	306	55	310
Payable for collateral for securities loaned		2,421,534	202,058	167,169	232,040	—	—	105,195	—
Payable for securities transactions		62,152	26,972	63,905	55,368	4,269	30,030	130,172	—
Payable for delayed delivery securities		—	—	—	—	2,294,063	—	919,645	—
Due to affiliates		118,698	4,847	6,087	—	4,942	103	4	—
Payable for variation margin on open futures contracts		567	346	312	—	—	—	—	—
Written options◊		160	—	—	—	—	—	—	—
Payable for trustee compensation		7,794	1,618	1,644	1,425	1,420	1,114	1,327	1,387
Other		2,316	1,214	—	—	21	—	40	33
Total liabilities		2,619,543	237,889	239,813	289,304	2,305,100	31,657	1,156,780	1,832
NET ASSETS		$113,064,918	$18,114,133	$20,872,233	$17,467,102	$13,499,064	$6,704,896	$13,491,019	$10,850,890
CLASS R1 (Accumulation):	Net assets	$14,173,860	$3,230,180	$3,941,420	$3,500,786	$2,174,611	$1,106,689	$2,286,972	$2,145,365
	Units outstanding	36,060	22,360	28,137	19,339	18,547	16,337	11,121	84,021
	Unit value	$393.06	$144.46	$140.08	$181.02	$117.25	$67.74	$205.65	$25.53
CLASS R2 (Accumulation):	Net assets	33,995,786	6,223,505	7,172,390	6,034,648	4,671,849	2,122,670	4,784,027	3,306,237
	Units outstanding	86,081	42,878	50,960	33,179	39,659	31,189	23,154	129,409
	Unit value	$394.93	$145.14	$140.74	$181.88	$117.80	$68.06	$206.62	$25.55
CLASS R3 (Accumulation):	Net assets	53,820,847	8,324,007	9,423,882	7,570,327	6,370,034	3,271,245	6,078,468	5,231,228
	Units outstanding	136,046	57,252	66,844	41,551	53,981	47,982	29,369	204,605
	Unit value	$395.61	$145.39	$140.98	$182.19	$118.00	$68.18	$206.97	$25.57
ANNUITY:	Net assets	$11,074,425	$336,441	$334,541	$361,341	$282,570	$204,292	$341,552	$168,060
* Includes securities loaned of		$2,293,953	$184,642	$162,795	$222,154	$—	$—	$75,487	$—
** Includes cash collateral for securities loaned of		$23,814	$10,175	$—	$—	$—	$—	$9,790	$—
# Includes cash collateral for mortgage dollar rolls of		$—	$—	$—	$—	$93,101	$—	$27,549	$—
† Portfolio investments; cost		$105,269,483	$16,937,062	$18,127,931	$9,464,658	$14,551,000	$6,398,167	$12,209,177	$10,846,757
^ Foreign cash, cost		$11,530	$14,181	$—	$—	$—	$—	$189	$—
◊ Written options premiums		$239	$—	$—	$—	$—	$—	$—	$—

74	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	75

Statements of operations

College Retirement Equities Funds  ■  For the year ended December 31, 2016

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,505,337	$412,850	$272,414	$351,836	$—	$—	$212,912	$—
Affiliated issuers	6,060	—	—	—	—	—	—	—
Income from securities lending	70,580	8,423	5,628	7,477	—	—	3,858	—
Interest	2,198	389	303	51	383,745	147,877	144,646	48,953
Other	—	—	1	1	171	—	148	—
Total income	2,584,175	421,662	278,346	359,365	383,916	147,877	361,564	48,953
EXPENSES
Investment management fees	151,952	26,043	13,326	3,689	13,256	2,353	9,395	3,361
Administrative — Class R1	60,321	13,926	17,316	14,303	9,700	4,969	9,941	9,631
Administrative — Class R2	81,449	15,191	17,805	13,921	11,725	5,309	11,652	8,511
Administrative — Class R3	103,990	14,083	16,200	12,207	11,170	5,809	10,459	9,288
Distribution fees — Class R1	22,706	5,235	6,499	5,380	3,645	1,866	3,737	3,610
Distribution fees — Class R2	26,628	4,973	5,827	4,577	3,836	1,736	3,815	2,784
Distribution fees — Class R3	37,355	5,059	5,815	4,399	4,007	2,082	3,755	3,328
Mortality and expense risk charges	5,533	897	1,054	820	689	340	668	565
Total expenses	489,934	85,407	83,842	59,296	58,028	24,464	53,422	41,078
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	4,669
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	3,136
Net expenses	489,934	85,407	83,842	59,296	58,028	24,464	53,422	39,545
Net investment income (loss)	2,094,241	336,255	194,504	300,069	325,888	123,413	308,142	9,408
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	1,378,213	483,034	1,816,865	458,737	109,157	42,359	662,954	3
Affiliated issuers	(4,980)	—	—	—	—	—	—	—
Futures contracts	33,796	4,658	1,709	2,594	—	—	—	—
Purchased options	5,230	—	—	—	—	—	—	—
Written options	(14,284)	(1,220)	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	10,369	—	—	—
Swap contracts	(6,317)	—	—	—	—	—	—	—
Foreign currency transactions	(14,988)	(2,846)	(88)	—	(1,461)	—	(621)	—
Net realized gain (loss) on total investments	1,376,670	483,626	1,818,486	461,331	118,065	42,359	662,333	3
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	6,175,823	51,237	(1,449,575)	1,180,011	1,419	108,697	(28,489)	—
Affiliated issuers	11,363	—	—	—	—	—	—	—
Futures contracts	(1,547)	(178)	(528)	71	—	—	—	—
Purchased options	(34)	—	—	—	—	—	—	—
Written options	79	—	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	2,110	—	—	—
Swap contracts	370	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(802)	(338)	(1)	—	(20)	—	(123)	—
Net change in unrealized appreciation (depreciation) on total investments	6,185,252	50,721	(1,450,104)	1,180,082	3,509	108,697	(28,612)	—
Net realized and unrealized gain (loss) on total investments	7,561,922	534,347	368,382	1,641,413	121,574	151,056	633,721	3
Net increase (decrease) in net assets from operations	$9,656,163	$870,602	$562,886	$1,941,482	$447,462	$274,469	$941,863	$9,411
* Net of foreign withholding taxes of unaffiliated issuers	$101,283	$19,820	$457	$70	$33	$—	$7,150	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$226,087	$41,858	$105,986	$14,631	$—	$—	$14,020	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$483	$(1,208)	$—	$—	$(21)	$—	$—	$—

76	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	77

Statements of changes in net assets

College Retirement Equities Funds  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)		$2,094,241	$2,102,642	$336,255	$315,190	$194,504	$175,875
Net realized gain (loss) on total investments		1,376,670	8,005,318	483,626	742,492	1,818,486	1,638,050
Net change in unrealized appreciation (depreciation) on total investments		6,185,252	(10,938,073)	50,721	(1,128,257)	(1,450,104)	(461,392)
Net increase (decrease) in net assets from operations		9,656,163	(830,113)	870,602	(70,575)	562,886	1,352,533

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	635,256	1,712,179	183,121	540,428	235,407	610,928
	Class R2	1,145,808	790,206	276,429	245,494	308,893	254,719
	Class R3	1,896,368	1,494,783	407,233	358,894	424,934	421,713
Net transfers between CREF Accounts:	Class R1	(131,886)	(652,441)	(19,640)	143,081	(66,393)	166,492
	Class R2	(455,093)	(299,386)	(96,443)	93,543	(130,566)	48,075
	Class R3	(392,230)	(435,914)	(40,698)	94,034	(150,715)	107,376
Transfers in connection with new classes (see note 1):	Class R1	—	(99,377,815)	—	(16,268,614)	—	(18,108,628)
	Class R2	—	38,646,737	—	6,989,560	—	7,851,208
	Class R3	—	60,731,078	—	9,279,054	—	10,257,420
Withdrawals and death benefits:	Class R1	(1,648,601)	(5,117,846)	(391,545)	(902,196)	(495,802)	(1,038,914)
	Class R2	(3,561,982)	(2,614,060)	(691,189)	(435,416)	(794,556)	(485,839)
	Class R3	(5,798,474)	(4,021,238)	(968,069)	(584,319)	(1,120,732)	(640,284)
Annuity payments:		(1,328,572)	(1,452,176)	(34,018)	(36,393)	(33,268)	(32,581)
Net increase (decrease) from participant transactions		(9,639,406)	(10,595,893)	(1,374,819)	(482,850)	(1,822,798)	(588,315)

Net increase (decrease) in net assets		16,757	(11,426,006)	(504,217)	(553,425)	(1,259,912)	764,218

NET ASSETS
Beginning of period		113,048,161	124,474,167	18,618,350	19,171,775	22,132,145	21,367,927
End of period		$113,064,918	$113,048,161	$18,114,133	$18,618,350	$20,872,233	$22,132,145

ACCUMULATION UNITS:
Units purchased:	Class R1	1,724,625	4,600,047	1,342,318	3,804,334	1,745,905	4,575,890
	Class R2	3,112,380	2,131,150	2,023,095	1,731,544	2,294,773	1,874,995
	Class R3	4,683,709	3,616,328	2,844,698	2,420,441	2,996,751	2,970,561
Units sold / transferred:	Class R1	(4,826,099)	(15,489,844)	(2,987,366)	(5,362,005)	(4,158,917)	(6,529,629)
	Class R2	(10,849,766)	(7,849,599)	(5,699,626)	(2,413,226)	(6,806,195)	(3,232,708)
	Class R3	(16,588,638)	(12,081,496)	(7,240,863)	(3,481,793)	(9,345,028)	(4,025,917)
Units transferred in connection with new classes (see note 1):	Class R1	—	(255,953,113)	—	(109,945,874)	—	(131,077,470)
	Class R2	—	99,536,831	—	47,236,553	—	56,830,177
	Class R3	—	156,416,282	—	62,709,321	—	74,247,293
Outstanding:
Beginning of period		280,931,172	306,004,586	132,207,881	135,508,586	159,214,073	163,580,881
End of period		258,187,383	280,931,172	122,490,137	132,207,881	145,941,362	159,214,073

78	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	79

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)		$300,069	$288,877	$325,888	$290,768	$123,413	$38,212
Net realized gain (loss) on total investments		461,331	629,969	118,065	76,589	42,359	14,683
Net change in unrealized appreciation (depreciation) on total investments		1,180,082	(876,267)	3,509	(306,894)	108,697	(170,928)
Net increase (decrease) in net assets from operations		1,941,482	42,579	447,462	60,463	274,469	(118,033)

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	238,666	506,431	175,178	444,547	85,084	233,355
	Class R2	315,730	196,540	334,752	222,856	164,794	106,889
	Class R3	388,623	271,290	522,481	339,850	263,574	170,489
Net transfers between CREF Accounts:	Class R1	52,601	95,173	97,428	237,773	16,088	6,464
	Class R2	35,755	3,431	190,097	102,246	43,026	(916)
	Class R3	192,967	(4,485)	321,658	137,248	117,987	(12,665)
Transfers in connection with new classes (see note 1):	Class R1	—	(13,730,649)	—	(11,217,891)	—	(5,913,201)
	Class R2	—	6,128,195	—	4,761,372	—	2,341,436
	Class R3	—	7,602,454	—	6,456,519	—	3,571,765
Withdrawals and death benefits:	Class R1	(430,882)	(984,903)	(313,085)	(794,493)	(164,459)	(471,437)
	Class R2	(655,413)	(440,084)	(606,340)	(415,383)	(289,692)	(232,468)
	Class R3	(890,824)	(513,696)	(904,443)	(578,133)	(459,118)	(356,749)
Annuity payments:		(33,505)	(33,130)	(27,202)	(26,370)	(20,223)	(20,784)
Net increase (decrease) from participant transactions		(786,282)	(903,433)	(209,476)	(329,859)	(242,939)	(577,822)

Net increase (decrease) in net assets		1,155,200	(860,854)	237,986	(269,396)	31,530	(695,855)

NET ASSETS
Beginning of period		16,311,902	17,172,756	13,261,078	13,530,474	6,673,366	7,369,221
End of period		$17,467,102	$16,311,902	$13,499,064	$13,261,078	$6,704,896	$6,673,366

ACCUMULATION UNITS:
Units purchased:	Class R1	1,429,650	3,103,038	1,484,557	3,872,613	1,256,448	3,468,006
	Class R2	1,884,270	1,207,134	2,829,461	1,950,390	2,427,433	1,610,399
	Class R3	2,199,019	1,573,122	4,230,382	2,811,987	3,724,684	2,447,768
Units sold / transferred:	Class R1	(2,273,190)	(5,428,830)	(1,829,119)	(4,854,844)	(2,192,745)	(6,926,944)
	Class R2	(3,716,985)	(2,671,313)	(3,518,943)	(2,742,878)	(3,637,308)	(3,519,741)
	Class R3	(4,243,582)	(3,228,539)	(4,932,066)	(3,916,271)	(5,000,157)	(5,525,253)
Units transferred in connection with new classes (see note 1):
	Class R1	—	(81,727,526)	—	(96,927,805)	—	(86,643,103)
	Class R2	—	36,476,221	—	41,140,476	—	34,307,863
	Class R3	—	45,251,305	—	55,787,329	—	52,335,240
Outstanding:
Beginning of period		98,790,125	104,235,513	113,922,627	116,801,630	98,929,819	107,375,584
End of period		94,069,307	98,790,125	112,186,899	113,922,627	95,508,174	98,929,819

80	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	81

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

OPERATIONS
Net investment income (loss)		$308,142	$270,780	$9,408	$—
Net realized gain (loss) on total investments		662,333	931,818	3	19
Net change in unrealized appreciation (depreciation) on total investments		(28,612)	(1,323,695)	—	—
Net increase (decrease) in net assets from operations		941,863	(121,097)	9,411	19

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	117,728	332,838	1,162,493	2,106,341
	Class R2	247,236	169,731	1,248,675	926,677
	Class R3	316,408	231,223	1,833,038	1,369,851
Net transfers between CREF Accounts:	Class R1	(26,303)	(46,110)	(11,179)	16,396
	Class R2	(76,257)	(41,864)	161,745	113,042
	Class R3	31,523	(38,297)	336,528	167,704
Transfers in connection with new classes (see note 1):	Class R1	—	(11,710,319)	—	(8,968,831)
	Class R2	—	5,180,194	—	3,500,092
	Class R3	—	6,530,125	—	5,468,739
Withdrawals and death benefits:	Class R1	(248,429)	(662,578)	(1,230,543)	(2,190,116)
	Class R2	(470,771)	(344,945)	(1,613,510)	(1,032,512)
	Class R3	(663,221)	(450,412)	(2,450,296)	(1,491,632)
Annuity payments:		(32,710)	(33,017)	(20,235)	(20,750)
Net increase (decrease) from participant transactions		(804,796)	(883,431)	(583,284)	(34,999)

Net increase (decrease) in net assets		137,067	(1,004,528)	(573,873)	(34,980)

NET ASSETS
Beginning of period		13,353,952	14,358,480	11,424,763	11,459,743
End of period		$13,491,019	$13,353,952	$10,850,890	$11,424,763

ACCUMULATION UNITS:
Units purchased:	Class R1	595,633	1,694,242	45,527,588	82,493,197
	Class R2	1,245,129	870,207	48,893,276	36,292,219
	Class R3	1,485,381	1,081,893	71,250,130	53,318,414
Units sold / transferred:	Class R1	(1,387,415)	(3,610,025)	(48,630,542)	(85,131,309)
	Class R2	(2,756,896)	(1,984,278)	(56,844,425)	(36,009,961)
	Class R3	(3,166,545)	(2,530,194)	(81,988,055)	(52,152,491)
Units transferred in connection with new classes (see note 1):	Class R1	—	(58,278,007)	—	(351,254,672)
	Class R2	—	25,779,946	—	137,077,375
	Class R3	—	32,498,061	—	214,177,297
Outstanding:
Beginning of period		67,628,510	72,106,665	439,827,208	441,017,139
End of period		63,643,797	67,628,510	418,035,180	439,827,208

82	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	83

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net			units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio	outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate	(in millions	)	(in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/16		$8.586		$2.727		$5.859		$ 25.797	$ 31.656	$361.404	$393.060	8.76%	0.74%		1.59%		56%	36		$ 14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52	39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58	306		111,823
	12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83	0.48		1.68		59	330		113,325
	12/31/12		6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26	0.49		2.01		57	353		94,887
Class R2:	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56	86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52	94		33,974
Class R3:	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56	136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52	148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78	22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49	24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59	136		18,808
	12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52		1.67		63	141		18,770
	12/31/12		2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45	0.53		2.09		70	142		14,917
Class R2:	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78	43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49	47		6,435
Class R3:	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78	57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49	62		8,527

GROWTH ACCOUNT
Class R1:	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64	28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47	31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41		0.86		57	164		21,048
	12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00	0.46		0.86		63	169		19,129
	12/31/12		1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87	0.47		1.24		67	176		14,728
Class R2:	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64	51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47	55		7,594
Class R3:	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64	67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47	73		10,027

84	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net			turnover rate	units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio	excluding	outstanding at		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover	mortgage	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss)	[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate	dollar rolls	(in millions	)	(in millions	)[i]

EQUITY INDEX ACCOUNT
Class R1:	12/31/16		$ 3.648		$1.044		$ 2.604		$ 16.892	$ 19.496	$161.528	$181.024	12.07%	0.63%		1.56%		4%	—%	19		$ 3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5	—	20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17	0.37		1.58		4	—	104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99	0.42		1.59		5	—	108		15,563
	12/31/12		2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98	0.43		1.89		4	—	109		11,797
Class R2:	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4	—	33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5	—	35		5,667
Class R3:	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4	—	42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5	—	44		7,061

BOND MARKET ACCOUNT
Class R1:	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240	131	19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293	123	19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44		1.95		290	89	117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)	0.45		1.85		363	105	119		12,814
	12/31/12		2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29	0.45		2.19		356	117	130		14,222
Class R2:	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240	131	40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293	123	40		4,599
Class R3:	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240	131	54		6,370
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293	123	55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23	—	16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6	—	17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39		1.97		9	—	107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)	0.45		1.34		13	—	115		7,404
	12/31/12		2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40	0.45		2.52		11	—	149		10,544
Class R2:	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23	—	31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6	—	32		2,118
Class R3:	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23	—	48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6	—	49		3,222

86	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	87

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net			turnover rate	units		Accumulation
	For the						investment		gain (loss)	change in	unit value	unit value				investment		Portfolio	excluding	outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover	mortgage	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate	dollar rolls	(in millions	)	(in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/16		$5.437		$1.336		$4.101		$ 9.343	$13.444	$192.202	$205.646	7.00%	0.68%		2.07%		93%	50%	11		$ 2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115	57	12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120	52	72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67	0.45		1.79		133	46	72		13,016
	12/31/12		3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98	0.45		2.14		149	52	71		10,999
Class R2:	12/31/16		5.455		0.798		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93	50	23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115	57	25		4,750
Class R3:	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93	50	29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115	57	31		5,984

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation					Expenses		Net		units		Accumulation
	For the						investment		gain (loss)	change in	unit value	unit value					net of TIAA		investment		outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		with-		income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		holding		(loss	)	(in millions	)	(in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/16		$0.111		$0.111		$0.000		$0.000	$0.000	$25.534	$25.534	0.00%		0.64%		0.43%		0.00%		84		$ 2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029		0.000		0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
	12/31/12		0.044		0.044		0.000		0.000	0.000	25.534	25.534	0.00		0.42		0.17		0.00		458		11,701
Class R2:	12/31/16		0.111		0.096		0.015		0.000	0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	12/31/16		0.111		0.078		0.033		0.000	0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

88	2016 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Annual Report	89

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

On April 24, 2015, CREF was converted from its one original class to three different classes, Class R1, Class R2 and Class R3, and all existing participant balances as of that date were transferred to the class for which they were eligible. Eligibility requirements for each class are based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF Accounts or, for participants not associated with a retirement plan, the type of product through which the CREF assets are held. These transfers have been reflected as such on the Statements of Changes in Net Assets. Each class differs by the allocation of class-specific expenses.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from

90	2016 Annual Report ■ College Retirement Equities Fund

investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’

College Retirement Equities Fund ■ 2016 Annual Report	91

Notes to financial statements

tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. As a result of these amendments, the CREF Board approved the conversion of the Money Market Account to a “government money market fund”. The conversion to a government money market fund was effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018.

92	2016 Annual Report ■ College Retirement Equities Fund

continued

Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

College Retirement Equities Fund ■ 2016 Annual Report	93

Notes to financial statements

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2016, there were no material transfers between levels by the Accounts.

As of December 31, 2016, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

94	2016 Annual Report ■ College Retirement Equities Fund

continued

The following table summarizes the market value of the Accounts’ investments as of December 31, 2016, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,341,498	$4,396,943	$857	$14,739,298
Consumer staples	6,435,259	3,101,553	1,147	9,537,959
Energy	5,989,782	2,161,072	154	8,151,008
Financials	12,039,110	7,043,978	723	19,083,811
Health care	9,811,399	2,590,917	1,150	12,403,466
Industrials	8,756,367	4,120,569	1,335	12,878,271
Information technology	16,538,133	2,946,943	56	19,485,132
Materials	2,776,041	2,837,439	4,705	5,618,185
Real Estate	2,695,163	1,483,179	2,921	4,181,263
Telecommunication services	1,758,807	1,282,407	497	3,041,711
Utilities	2,276,457	974,159	5	3,250,621
Corporate bonds	—	—	458	458
Government bonds	—	295	—	295
Short-term investments	—	2,616,893	—	2,616,893
Purchased options**	146	—	—	146
Written options**	(160)	—	—	(160)
Futures contracts**	(1,552)	—	—	(1,552)
Swaps contracts**	—	370	—	370
Total	$79,416,450	$35,556,717	$14,008	$114,987,175
Global Equities
Equity investments:
Asia	$925	$1,398,262	$—	$1,399,187
Australasia	24,024	290,159	2	314,185
Europe	122,048	3,097,597	—	3,219,645
North America	10,880,420	603,028	—	11,483,448
All other equity investments*	188,804	1,346,936	13	1,535,753
Short-term investments	—	288,347	—	288,347
Futures contracts**	(69)	—	—	(69)
Total	$11,216,152	$7,024,329	$15	$18,240,496
Growth
Equity investments:
Consumer discretionary	$4,356,065	$183,173	$—	$4,539,238
Consumer staples	1,482,189	41,104	—	1,523,293
Health care	2,933,515	20,098	—	2,953,613
Information technology	7,184,384	56,922	—	7,241,306
All other equity investments*	4,446,666	—	—	4,446,666
Short-term investments	167,169	176,523	—	343,692
Futures contracts**	(481)	—	—	(481)
Total	$20,569,507	$477,820	$—	$21,047,327

College Retirement Equities Fund ■ 2016 Annual Report	95

Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,223,191	$—	$112	$2,223,303
Industrials	1,923,382	—	119	1,923,501
Telecommunication services	425,323	—	118	425,441
All other equity investments *	12,868,052	—	—	12,868,052
Short-term investments	232,040	54,816	—	286,856
Total	$17,671,988	$54,816	$349	$17,727,153
Bond Market
Bank loan obligations	$—	$81,299	$—	$81,299
Corporate bonds	—	4,855,014	2,821	4,857,835
Government bonds	—	6,098,053	—	6,098,053
Structured assets	—	2,042,754	3,527	2,046,281
Preferred Stocks	15,774	—	—	15,774
Short-term investments	—	1,365,943	—	1,365,943
Forward foreign currency contracts**	—	2,110	—	2,110
Total	$15,774	$14,445,173	$6,348	$14,467,295
Social Choice
Equity investments:
Consumer discretionary	$721,789	$302,647	$—	$1,024,436
Consumer staples	440,825	224,291	—	665,116
Energy	394,094	161,159	—	555,253
Financials	890,450	572,278	—	1,462,728
Health care	743,771	237,149	—	980,920
Industrials	599,721	332,254	—	931,975
Information technology	1,090,213	116,793	—	1,207,006
Materials	219,678	201,333	—	421,011
Real Estate	253,493	90,106	—	343,599
Telecommunication services	128,861	104,418	—	233,279
Utilities	166,759	93,134	—	259,893
Bank loan obligations	—	49,460	13,274	62,734
Corporate bonds	—	1,430,748	—	1,430,748
Government bonds	—	3,216,622	—	3,216,622
Structured assets	—	452,045	12,912	464,957
Short-term investments	—	636,182	—	636,182
Total	$5,649,654	$8,220,619	$26,186	$13,896,459

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

96	2016 Annual Report ■ College Retirement Equities Fund

continued

At December 31, 2016, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Stock Account
Equity contracts	Futures contracts*	$(1,552)	Written options	$(160)
Equity contracts	Portfolio investments	146
Equity contracts	Swap contracts	370
Global Equities Account
Equity contracts	Futures*	(69)
Growth Account
Equity contracts	Futures*	(481)
Bond Market Account
Forward contracts	Unrealized appreciation on forward currency contracts	2,110

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2016, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation )
Stock Account
Equity contracts	Futures contracts	$33,796	$(1,547)
Equity contracts	Purchased options	5,230	(34)
Equity contracts	Written options	(14,284)	79
Equity contracts	Swap contracts	(6,317)	370
Global Equities Account
Equity contracts	Futures contracts	4,658	(178)
Equity contracts	Written options	(1,220)	—
Growth Account
Equity contracts	Futures contracts	1,709	(528)
Equity Index Account
Equity contracts	Futures contracts	2,594	71
Bond Market Account
Forward contracts	Forward foreign currency contracts	10,369	2,110

College Retirement Equities Fund ■ 2016 Annual Report	97

Notes to financial statements

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2016, the Stock Account, the Global Equities Account, the Growth Account and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2016, the Accounts held the following open futures contracts (dollar amounts are in thousands):

		Number
		of long (short	)	Settlement	Expiration	Unrealized
Account	Futures contracts	contracts		value	date	gain (loss )
Stock	Russell 2000 Mini Index	166		$ 11,262	March 2017	$ (94)
	S&P 500 E Mini Index	1,035		115,724	March 2017	(1,341)
	S&P Mid-Cap 400 E-Mini	86		14,268	March 2017	(117)
Total		1,287		$141,254		$(1,552)
Global Equities	S&P 500 E Mini Index	778		86,988	March 2017	(69)
Growth	S&P 500 E Mini Index	700		78,267	March 2017	(481)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from

98	2016 Annual Report ■ College Retirement Equities Fund

continued

the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2016, the Stock Account and the Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets.

Purchased options outstanding as of December 31, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Celgene Corp, Call, 1/19/18 at $125	25	$29
Cigna Corp, Call, 4/21/17 at $170	10	1
Edwards Lifesciences Corp, Put, 1/20/17 at $82.50	10	—
Humana, Inc, Put, 1/20/17 at $135	10	—
Johnson & Johnson, Call, 1/20/17 at $135	30	—
Monsanto Co, Call, 1/19/18 at $120	20	6
S&P 500 Index, Call, 12/15/17 at $2400	20	110
Total	125	$146

Written options outstanding as of December 31, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Celgene Corp, Put, 1/19/18 at $95	25	$(17)
Celgene Corp, Call, 1/19/18 at $145	25	(13)
Chipotle Mexican Grill, Inc, Call, 1/20/17 at $540	12	—
Ciena Corp, Call, 1/20/17 at $28	360	(2)
Ciena Corp, Call, 2/17/17 at $27	180	(6)
Cigna Corp, Put, 4/21/17 at $110	20	(4)
Edwards Lifesciences Corp, Put, 1/20/17 at $75	20	—
Humana, Inc, Put, 1/20/17 at $140	10	—
Humana, Inc, Put, 1/20/17 at $115	20	—
Johnson & Johnson, Call, 1/20/17 at $140	30	—
Johnson & Johnson, Put, 1/20/17 at $110	10	—
Kohl’s Corp, Call, 1/20/17 at $65	25	—
Lowe’s Cos, Inc, Call, 1/27/17 at $75	30	(1)
Lowe’s Cos, Inc, Put, 1/27/17 at $70	30	(3)
Monsanto Co, Put, 1/19/18 at $80	20	(6)
Monsanto Co, Call, 1/19/18 at $130	20	(1)
S&P 500 Index, Call, 12/15/17 at $2500	40	(107)
Total	877	$(160)

College Retirement Equities Fund ■ 2016 Annual Report	99

Notes to financial statements

Transactions in written options and related premiums received during the year ended December 31, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$ —
Written	58,797	23,275
Purchased	(7,112)	(8,405)
Exercised	(12,453)	(866)
Expired	(38,355)	(13,765)
Outstanding at end of period	877	$ 239
Global Equities Account
Outstanding at beginning of period	—	$ —
Written	12,720	4,513
Purchased	(1,195)	(177)
Exercised	(4,780)	(82)
Expired	(6,745)	(4,254)
Outstanding at end of period	—	$ —

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the year ended December 31, 2016, the Stock Account’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

100	2016 Annual Report ■ College Retirement Equities Fund

continued

At December 31, 2016, the Stock Account held the following open total return swap contracts (dollar amounts are in thousands):

			Fixed payments		Unrealized
	Notional	Termination	paid by account	Total return received	appreciation
Counterparty	Amount	date	per annum	by or paid by account	(depreciation)
Goldman Sachs	41,100	1/26/2017	0.55%	Difference between Custom Basket A as specified in contract and Custom Basket B as specified in contract*	$370

*   Custom Baskets A and B consist of all domestic equity securities.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2016, the Bond Account had exposure to forwards, based on underlying notional values, generally between 0% and 2%.

At December 31, 2016, the Accounts held the following open forward contracts (dollar amounts are in thousands):

							Unrealized
		Contract					appreciation
Account	Counterparty	settlement date	Receive		Deliver		(depreciation )
Bond	Bank of America	1/31/2017		$79,763	EUR	75,205	$467
	Bank of America	1/31/2017		$1,319	PLN	5,521	1
	Bank of America	1/31/2017		$1,307	PLN	5,472	—
	Bank of America	1/31/2017		$4,571	SEK	42,086	(58)
	Bank of America	1/31/2017		$1,010	SEK	9,297	(12)
	Bank of America	1/31/2017	THB	19,904		$557	(3)
	Bank of America	1/31/2017		$250	THB	8,944	1
	Total						$396

College Retirement Equities Fund ■ 2016 Annual Report	101

Notes to financial statements

							Unrealized
		Contract					appreciation
Account	Counterparty	settlement date	Receive		Deliver		(depreciation )
Bond	Morgan Stanley	1/31/2017		$8,499	AUD	11,412	$269
	Morgan Stanley	1/31/2017		$9,935	CAD	13,330	3
	Morgan Stanley	1/31/2017		$1,154	DKK	8,091	7
	Morgan Stanley	1/31/2017	EUR	4,232		$4,564	(102)
	Morgan Stanley	1/31/2017	EUR	1,341		$1,426	(12)
	Morgan Stanley	1/31/2017	EUR	1,218		$1,274	10
	Morgan Stanley	1/31/2017		$1,525	EUR	1,424	23
	Morgan Stanley	1/31/2017		$2,545	EUR	2,384	32
	Morgan Stanley	1/31/2017		$645	EUR	599	13
	Morgan Stanley	1/31/2017		$1,252	EUR	1,199	(12)
	Morgan Stanley	1/31/2017		$1,266	EUR	1,218	(18)
	Morgan Stanley	1/31/2017		$1,275	EUR	1,218	(9)
	Morgan Stanley	1/31/2017		$516	HUF	151,569	—
	Morgan Stanley	1/31/2017		$516	HUF	150,580	3
	Morgan Stanley	1/31/2017		$30,566	JPY	3,433,535	1,136
	Morgan Stanley	1/31/2017	MYR	14,605		$3,255	(6)
	Morgan Stanley	1/31/2017		$3,238	MYR	14,605	(11)
	Morgan Stanley	1/31/2017		$958	NZD	1,359	15
	Morgan Stanley	1/31/2017		$1,734	NOK	14,885	10
	Morgan Stanley	1/31/2017		$21,068	GBP	16,947	165
	Morgan Stanley	1/31/2017		$561	SGD	801	8
	Morgan Stanley	1/31/2017		$1,506	ZAR	21,160	(25)
	Morgan Stanley	1/31/2017		$6,958	KRW	8,163,211	197
	Morgan Stanley	1/31/2017		$416	KRW	487,547	13
	Morgan Stanley	1/31/2017		$833	THB	29,669	5
	Total						$1,714
Total							$2,110

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

102	2016 Annual Report ■ College Retirement Equities Fund

continued

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2016, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment
	management
	fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.137%	0.436%	0.245%	0.164%	0.164%	0.080%	0.059%
Global Equities	0.145	0.436	0.246	0.164	0.164	0.081	0.059
Growth	0.063	0.436	0.246	0.164	0.164	0.080	0.059
Equity Index	0.022	0.435	0.245	0.164	0.164	0.081	0.059
Bond Market	0.096	0.436	0.246	0.164	0.164	0.081	0.059
Inflation-Linked Bond	0.035	0.437	0.247	0.165	0.164	0.081	0.059
Social Choice	0.070	0.436	0.246	0.165	0.164	0.081	0.059
Money Market	0.030	0.437	0.246	0.165	0.164	0.081	0.059

College Retirement Equities Fund ■ 2016 Annual Report	103

Notes to financial statements

For the year ended December 31, 2016, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account totaling $4,449,000 for Class R1, $220,000 for Class R2 and $0 for Class R3. The withholding of expenses is voluntary in nature and can be discontinued at any time without notice, and TIAA will terminate the waiver by April 14, 2017. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the year ended December 31, 2016, TIAA recovered previously waived expenses from the Account of $672,000 for Class R2 and $2,464,000 for Class R3. As of December 31, 2016, the cumulative amount of expenses waived subject to recovery is $20,097,000 for Class R1, $18,602,000 for Class R2 and $25,802,000 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2016, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

			Realized
Account	Purchases	Sales	gain (loss	)
Stock	$ 978,338	$ 2,678,468	$ 226,087
Global Equities	608,144	637,371	41,858
Growth	143,761	402,308	105,986
Equity Index	50,109	41,629	14,631
Bond Market	55,465	—	—
Social Choice	41,529	36,848	14,020

104	2016 Annual Report ■ College Retirement Equities Fund

continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2015		Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Shares at December 31, 2016		Value at December 31, 2016
Stock Account
Container Store Group, Inc	$—	*	$18,025	$24,348	$(972)	$—	—	**	$—	**
Olin Corp	165,438		95,198	156,563	(4,008)	6,060	—	**	—	**
	$165,438		$113,223	$180,911	$(4,980)	$6,060			$—
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$533,631		$50,060	$583,691	$—	$—	—	**	$—	**
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$572,035		$124,059	$696,094	$—	$—	—	**	$—	**

*	Not an affiliate investment as of December 31, 2015.
**	Not an affiliate investment as of December 31, 2016.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of December 31, 2016, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $55,696,000 related to equity securities and $19,791,000 related to fixed income securities. Securities lending income recognized by the

College Retirement Equities Fund ■ 2016 Annual Report	105

Notes to financial statements

Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

106	2016 Annual Report ■ College Retirement Equities Fund

continued

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$13,987,426	$(4,268,392)	$9,719,034
Global Equities	1,943,789	(640,286)	1,303,503
Growth	3,430,860	(510,983)	2,919,877
Equity Index	8,757,321	(494,826)	8,262,495
Bond Market	150,261	(236,076)	(85,815)
Inflation-Linked Bond	310,479	(47,091)	263,388
Social Choice	2,061,763	(374,481)	1,687,282

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2016 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$61,708,526	$13,923,243	$13,426,544	$711,009	$4,959,263	$24,250	$3,729,171
U.S. Government	—	—	—	—	28,167,174	1,503,248	8,531,274
Total Purchases	$61,708,526	$13,923,243	$13,426,544	$711,009	$33,126,437	$1,527,498	$12,260,445

College Retirement Equities Fund ■ 2016 Annual Report	107

Notes to financial statements	concluded

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Sales:
Non-U.S. Government	$69,342,990	$14,928,952	$15,013,001	$1,232,176	$4,235,606	$365	$4,217,205
U.S. Government	—	—	—	—	28,154,156	1,725,697	8,479,564
Total Sales	$69,342,990	$14,928,952	$15,013,001	$1,232,176	$32,389,762	$1,726,062	$12,696,769

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2016, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

108	2016 Annual Report ■ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
February 17, 2017

College Retirement Equities Fund ■ 2016 Annual Report	109

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  December 31, 2016

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2014. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2014. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2014. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Four-year term commencing 2014. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth.

110	2016 Annual Report ■ College Retirement Equities Fund

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2014. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Four-year term commencing 2014. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2014. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head 1994-2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

College Retirement Equities Fund ■ 2016 Annual Report	111

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  December 31, 2016

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2014. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015-2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2014. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

112	2016 Annual Report ■ College Retirement Equities Fund

Officers

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Treasurer	One-year term. Treasurer since 2016.	Senior Vice President, Chief Financial Officer of TIAA Global Asset Management. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1, the TIAA-CREF Funds and TIAA-CREF Life Funds.
Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

College Retirement Equities Fund ■ 2016 Annual Report	113

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  December 31, 2016

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Robert G. Leary TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Senior Executive Vice President, Chief Executive Officer of TIAA Global Asset Management. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA 730 Third Avenue. New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

114	2016 Annual Report ■ College Retirement Equities Fund

Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and Senior Managing Director and Corporate Secretary of the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Paul Van Heest TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2016.	Executive Vice President, TIAA and CREF Income Products, and Executive Vice President of CREF.
Constance K. Weaver TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Senior Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.
Virginia M. Wilson TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.	Senior Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa.org, or by calling 877-518-9161.

College Retirement Equities Fund ■ 2016 Annual Report	115

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of

116	2016 Annual Report ■ College Retirement Equities Fund

the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

College Retirement Equities Fund ■ 2016 Annual Report	117

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252
24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888-842-9001
9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

Printed on paper containing recycled fiber

We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

97394	A10922 (2/17)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

97394	A10922 (2/17)

730 Third Avenue New York, NY 10017-3206

97394	A10922 (2/17)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $767,830 and $788,300, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Registrant were $246,547 and $253,751, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Registrant were $21,000 and $27,000, respectively.

For the fiscal years ended December 31, 2016 and December 31, 2015, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2016 and December 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended December 31, 2016 and December 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2016 and December 31, 2015, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $305,800 and $399,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	1.500%	04/23/17	$433
			TOTAL DIVERSIFIED FINANCIALS			433

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	25
			TOTAL FOOD, BEVERAGE & TOBACCO			25

			TOTAL CORPORATE BONDS			458
			(Cost $513)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	295
			TOTAL U.S. TREASURY SECURITIES			295

			TOTAL GOVERNMENT BONDS			295
			(Cost $302)

			TOTAL BONDS			753
			(Cost $815)

SHARES			COMPANY
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.0%
	162,085		Actron Technology Corp			510
	220,722	*	Adient plc			12,934
	127,100		Aisan Industry Co Ltd			1,086
	934,110		Aisin Seiki Co Ltd			40,418
	88,800	*	Akebono Brake Industry Co Ltd			230
	396,176	*	American Axle & Manufacturing Holdings, Inc			7,646
	538,601	*	Apollo Tyres Ltd			1,463
	54,129		ARB Corp Ltd			688
	20,351	*	Asahi India Glass Ltd			53
	3,582	e	Autoliv, Inc			405
	10,856		Autoneum Holding AG.			2,846
	120,999		Bajaj Holdings and Investment Ltd			4,685
	38,089		Balkrishna Industries Ltd			618
	438,104		Bayerische Motoren Werke AG.			40,803
	8,656		Bayerische Motoren Werke AG. (Preference)			661
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
124,030		Bharat Forge Ltd	$1,653
473,584		BorgWarner, Inc	18,678
12,159		Bosch Ltd	3,764
96,133	e	Brembo S.p.A.	5,816
892,591		Bridgestone Corp	32,116
3,542,135		Brilliance China Automotive Holdings Ltd	4,862
769,763	e	Byd Co Ltd	4,035
291,000		Calsonic Kansei Corp	4,460
31,000		Cayman Engley Industrial Co Ltd	177
76,315		Ceat Ltd	1,304
1,942,000		Chaowei Power Holdings Ltd	1,653
1,716,251		Cheng Shin Rubber Industry Co Ltd	3,222
748,000	*	China First Capital Group Ltd	1,119
1,664,000		China Motor Corp	1,352
4,865,957		Chongqing Changan Automobile Co Ltd	6,951
146,166		Cie Automotive S.A.	2,844
312,183		Compagnie Plastic-Omnium S.A.	9,956
111,508		Continental AG.	21,483
161,796		Cooper Tire & Rubber Co	6,286
99,159	*	Cooper-Standard Holding, Inc	10,251
26,865		Cub Elecparts, Inc	209
28,519		Dae Won Kang Up Co Ltd	106
77,200		Daido Metal Co Ltd	769
160,300	*	Daikyonishikawa Corp	2,056
961,188		Daimler AG. (Registered)	71,335
331,582	e	Dana Holding Corp	6,293
1,368,366		Delphi Automotive plc	92,159
449,401		Denso Corp	19,439
53,000		Depo Auto Parts Ind Co Ltd	141
218,065	*	Dometic Group AB	1,601
19,552		Dong Ah Tire & Rubber Co Ltd	403
3,227,787		Dongfeng Motor Group Co Ltd	3,136
55,086	*	Dorman Products, Inc	4,025
2,125,500		Drb-Hicom BHD	543
—	e	Drew Industries, Inc	0	^
20,400		Eagle Industry Co Ltd	271
21,439	e	EDAG Engineering Group AG.	352
10,103		EGE Endustri VE Ticaret AS.	642
22,043	e	ElringKlinger AG.	368
103,382		Exedy Corp	2,904
322,778	*	Exide Industries Ltd	854
1,305,523		Faurecia	50,567
30,500		FCC Co Ltd	547
65,613	*	Federal Mogul Corp (Class A)	676
105,511		Ferrari NV	6,143
431,010	e	Fiat DaimlerChrysler Automobiles NV	3,921
9,323,931		Ford Motor Co	113,099
57,007		Ford Otomotiv Sanayi AS	494
48,395	*	Fox Factory Holding Corp	1,343
671,818		Fuji Heavy Industries Ltd	27,373
133,297		Futaba Industrial Co Ltd	777
694,000	e,g	Fuyao Glass Industry Group Co Ltd	2,144
4,996,202	e	Geely Automobile Holdings Ltd	4,749
6,062,000	*,m	General Motors Co	0
24,057,000	*,m	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,193,956		General Motors Co	$111,277
26,439,191	*,m	General Motors Co	0
722,689	*,e,m	General Motors Co	0
85,268,000	*,e,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
40,684,487	*,m	General Motors Co	0
4,230,271	*	General Motors Co	0
18,507,434	*,m	General Motors Co	0
7,950,000	*,m	General Motors Co	0
1,306,299		Gentex Corp	25,721
77,344	*	Gentherm, Inc	2,618
2,970,339		GKN plc	12,107
31,017		Global & Yuasa Battery Co Ltd	960
39,000		Global PMX Co Ltd	161
72,306		Goodyear Lastikleri Turk AS.	72
1,112,523		Goodyear Tire & Rubber Co	34,344
64,043		Grammer AG.	3,195
17,501,189		Great Wall Motor Co Ltd	16,235
71,900		G-Tekt Corp	1,392
11,342,861		Guangzhou Automobile Group Co Ltd	13,670
7,957		Halla Holdings Corp	399
74,596		Hanil E-Hwa Co Ltd	863
64,196		Hanil E-Wha Co Ltd	568
75,552		Hankook Tire Co Ltd	3,632
200,425		Hanon Systems	1,707
382,909		Harley-Davidson, Inc	22,339
96,503		Hero Honda Motors Ltd	4,320
23,000		Hiroca Holdings Ltd	67
2,178,636		Honda Motor Co Ltd	63,606
69,505	*	Horizon Global Corp	1,668
151,329		Hota Industrial Manufacturing Co Ltd	583
43,199		Hu Lane Associate, Inc	192
65,900	*	Hunan Tyen Machinery Co Ltd	38
65,375		Hwa Shin Co Ltd	349
16,876,000	*	Hybrid Kinetic Group Ltd	436
76,737		Hyundai Mobis	16,753
406,872		Hyundai Motor Co	49,084
54,498		Hyundai Motor Co Ltd (2nd Preference)	4,476
33,205		Hyundai Motor Co Ltd (Preference)	2,628
17,980		Hyundai Wia Corp	1,085
24,000		Iron Force Industrial Co Ltd	120
442,195		Isuzu Motors Ltd	5,591
69,805	*	JK Tyre & Industries Ltd	116
80,100		Kasai Kogyo Co Ltd	948
819,896		Kayaba Industry Co Ltd	3,967
107,800		Keihin Corp	1,884
1,101,399		Kenda Rubber Industrial Co Ltd	1,659
297,539		Kia Motors Corp	9,657
25,836		Koito Manufacturing Co Ltd	1,364
324,258	*,e	Kongsberg Automotive ASA	213
28,160		Korea Autoglass Corp	373
111,502	*	Kumho Tire Co, Inc	781
151,000	*,e	Launch Tech Co Ltd	172
508,830		Lear Corp	67,354
27,921	e	Leoni AG.	993
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,253		Linamar Corp	$2,030
26,000		Macauto Industrial Co Ltd	154
680,379	*	Magna International, Inc	29,543
592,650		Mahindra & Mahindra Ltd	10,321
98,604	*	Mahindra CIE Automotive Ltd	266
148,500		Mahle-Metal Leve S.A. Industria e Comercio	946
26,107		Mando Corp	5,071
94,605	e	Martinrea International, Inc	605
218,115		Maruti Suzuki India Ltd	17,042
1,298,199		Mazda Motor Corp	21,140
332,103	e	Metair Investments Ltd	532
59,801		Metaldyne Performance Group, Inc	1,372
38,686		MGI Coutier	1,160
745,055		Michelin (C.G.D.E.) (Class B)	82,819
632,000		Minth Group Ltd	1,962
27,400		Mitsuba Corp	444
260,717		Mitsubishi Motors Corp	1,482
102,467	*	Modine Manufacturing Co	1,527
355,980		Motherson Sumi Systems Ltd	1,707
13,920		Motonic Corp	107
38,471	*,e	Motorcar Parts of America, Inc	1,036
25,900	e	Musashi Seimitsu Industry Co Ltd	672
509,949		Nan Kang Rubber Tire Co Ltd	465
23,929		Nexen Corp	160
132,589		Nexen Tire Corp	1,427
2,480,000		Nexteer Automotive Group Ltd	2,937
461,444		NGK Spark Plug Co Ltd	10,228
365,200		NHK Spring Co Ltd	3,473
108,151		Nifco, Inc	5,698
107,000		Nippon Seiki Co Ltd	2,276
6,845,056		Nissan Motor Co Ltd	68,664
63,441		Nissan Shatai Co Ltd	616
206,000		Nissin Kogyo Co Ltd	3,251
102,939		NOK Corp	2,082
96,686		Nokian Renkaat Oyj	3,595
369,500	e	Pacific Industrial Co Ltd	4,690
665,712	*,e	Peugeot S.A.	10,843
152,620	e	Piaggio & C S.p.A.	255
23,900		Piolax Inc	1,585
115,323		Porsche AG.	6,264
111,000	e	Press Kogyo Co Ltd	489
22,766,807		PT Astra International Tbk	13,921
28,576		Pyeong Hwa Automotive Co Ltd	282
8,188,000	e	Qingling Motors Co Ltd	2,475
18,700		Rassini SAB de C.V.	70
791,861		Renault S.A.	70,331
7,400		Riken Corp	280
39,145		S&T Daewoo Co Ltd	1,583
17,456		S&T Holdings Co Ltd	229
139,012		SAF-Holland S.A.	1,993
142,000		Sanden Corp	451
570,920		Sanyang Industry Co Ltd	367
1,267,170		Schaeffler AG.	18,699
70,200		Showa Corp	487
66,468		SL Corp	1,184
71,532		Spartan Motors, Inc	662
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,696,900		Sri Trang Agro-Industry PCL (Foreign)	$1,087
38,128	*	Ssangyong Motor Co	249
74,131		Standard Motor Products, Inc	3,945
167,587		Stanley Electric Co Ltd	4,566
86,233	*	Stoneridge, Inc	1,525
12,149	e	Strattec Security Corp	490
717,225		Sumitomo Electric Industries Ltd	10,328
103,673		Sumitomo Rubber Industries, Inc	1,640
32,410		Sundram Fasteners Ltd	138
29,414		Sungwoo Hitech Co Ltd	187
53,105		Superior Industries International, Inc	1,399
492,503		Suzuki Motor Corp	17,291
2,143,653		T RAD Co Ltd	5,330
24,600		Tachi-S Co Ltd	412
59,300		Taiho Kogyo Co Ltd	829
35,700	*,e	Takata Corp	262
1,954,658		Tata Motors Ltd	13,545
26,400		Teikoku Piston Ring Co Ltd	741
173,819	*	Tenneco, Inc	10,858
294,811	*,e	Tesla Motors, Inc	62,998
307,443		Thor Industries, Inc	30,760
2,872,000		Tianneng Power International Ltd	2,628
139,388		Tofas Turk Otomobil Fabrik	973
41,863		Tokai Rika Co Ltd	838
92,200		Tokai Rubber Industries, Inc	903
260,699		Tong Yang Industry Co Ltd	512
59,300		Topre Corp	1,481
65,089		Tower International, Inc	1,845
221,200		Toyo Tire & Rubber Co Ltd	2,747
59,215		Toyoda Gosei Co Ltd	1,382
156,400		Toyota Boshoku Corp	3,585
298,341		Toyota Industries Corp	14,185
5,318,273		Toyota Motor Corp	311,802
125,400		TS Tech Co Ltd	3,224
123,179		Tube Investments Of India	1,059
57,089		Tung Thih Electronic Co Ltd	509
45,900		Tupy S.A.	169
247,980		TVS Motor Co Ltd	1,313
222,000		TYC Brother Industrial Co Ltd	247
458,941		UMW Holdings BHD	468
194,300		Unipres Corp	3,858
14,644		Unique Fabricating, Inc	214
699,954		Valeo S.A.	40,183
203,080		Visteon Corp	16,315
77,311	e	Volkswagen AG.	11,096
135,726	e	Volkswagen AG. (Preference)	18,990
8,738	*	WABCO India Ltd	670
56,990		Winnebago Industries, Inc	1,804
25,555	*,e	Workhorse Group, Inc	180
440,000	*	Xinchen China Power Holdings Ltd	65
2,997,000		Xingda International Holdings Ltd	1,351
9,854,785		Xinyi Glass Holdings Co Ltd	8,028
1,006,000	*	Yadea Group Holdings Ltd	221
124,572		Yamaha Motor Co Ltd	2,732
102,200		Yokohama Rubber Co Ltd	1,827
154,000		Yorozu Corp	2,210
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
690,187		Yulon Motor Co Ltd	$572
80,000		Zhejiang Shibao Co Ltd	87
		TOTAL AUTOMOBILES & COMPONENTS	2,221,007

BANKS - 9.0%
32,993		1st Source Corp	1,473
1,455,030		77 Bank Ltd	7,008
215,776		Aareal Bank AG.	8,093
1,792,283	g	ABN AMRO Group NV (ADR)	39,684
3,599,271	*	Abu Dhabi Commercial Bank PJSC	6,752
16,530	e	Access National Corp	459
13,948	e	ACNB Corp	436
69,793,649		Agricultural Bank of China	28,484
6,500		Aichi Bank Ltd	367
4,464,462		Akbank TAS	9,883
135,000		Akita Bank Ltd	436
1,557,806		Albaraka Turk Katilim Bankasi AS	525
767,893	*	Aldermore Group plc	2,241
102,760	*	Alior Bank S.A.	1,329
163,200	*	Allahabad Bank	144
27,200	*	Allegiance Bancshares, Inc	983
1,139,856		Alliance Financial Group BHD	945
1,645,018	*	Alpha Bank AE	3,284
315,270	*,m	Amagerbanken AS	0
19,942		American National Bankshares, Inc	694
103,657		Ameris Bancorp	4,519
20,679	e	Ames National Corp	682
540,961	*	Amlak Finance PJSC	185
3,295,038		AMMB Holdings BHD	3,161
373,488		Andhra Bank	260
149,000	e	Aomori Bank Ltd	499
7,123,660		Aozora Bank Ltd	25,170
27,890		Arrow Financial Corp	1,130
1,461,700		Ashikaga Holdings Co Ltd	5,402
180,423		Associated Banc-Corp	4,456
199,575		Astoria Financial Corp	3,722
40,885	*	Atlantic Capital Bancshares, Inc	777
2,713,094		Australia & New Zealand Banking Group Ltd	59,393
154,721		Awa Bank Ltd	943
1,984,678		Axis Bank Ltd	13,097
233,997	e	Banc of California, Inc	4,060
528,642	*,e	Banca Carige S.p.A	177
31,954,383	e	Banca Intesa S.p.A.	80,945
5,390,941		Banca Intesa S.p.A. RSP	12,627
21,184	*,e,m	Banca Monte dei Paschi di Siena S.p.A	252
1,598,779	e	Banca Popolare dell’Emilia Romagna Scrl	8,485
16,291,278	e	Banca Popolare di Milano	6,127
520,936		Banca Popolare di Sondrio SCARL	1,709
17,461		Bancfirst Corp	1,625
747,942	e	Banche Popolari Unite Scpa	2,048
305,149		Banco ABC Brasil S.A.	1,305
3,066,623		Banco Bilbao Vizcaya Argentaria S.A.	20,666
585,738	*,e	Banco BPI S.A.	697
1,477,489		Banco Bradesco S.A.	13,193
4,575,166		Banco Bradesco S.A. (Preference)	40,686
507,513	*,e	Banco Comercial Portugues S.A.	571
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,802,914		Banco de Chile	$1,969
55,109		Banco de Credito e Inversiones	2,789
1,905,380		Banco de Oro Universal Bank	4,294
1,327,470	e	Banco de Sabadell S.A.	1,845
1,548,532		Banco do Brasil S.A.	13,332
663,500		Banco do Estado do Rio Grande do Sul	2,101
16,063,377	*,m	Banco Espirito Santo S.A.	169
58,200	*,m	Banco Industrial e Comercial S.A.	148
6,506,741	*	Banco Itau Holding Financeira S.A.	67,487
118,855		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,499
3,103,544		Banco Popolare SC	7,469
789,824	e	Banco Popular Espanol S.A.	761
1,007,148		Banco Santander Brasil S.A.	9,119
68,030,403		Banco Santander Chile S.A.	3,783
14,445,089		Banco Santander S.A.	75,147
152,500	e	BanColombia S.A. (ADR)	5,594
734,010		BanColombia S.A. (Preference)	6,646
366,135		Bancorpsouth, Inc	11,369
118,800		Bangkok Bank PCL (ADR)	527
365,900		Bangkok Bank PCL (Foreign)	1,645
54,909		Bank Handlowy w Warszawie S.A.	1,002
1,817,891		Bank Hapoalim Ltd	10,790
1,801,452	*	Bank Leumi Le-Israel	7,403
1,106,847	*	Bank Millennium S.A.	1,373
149,799		Bank Mutual Corp	1,416
43,095,282		Bank of America Corp	952,406
133,703,472		Bank of China Ltd	58,953
1,186,000	e	Bank of Chongqing Co Ltd	1,002
23,892,946	e	Bank of Communications Co Ltd	17,184
1,192,075	e	Bank of East Asia Ltd	4,551
116,413		Bank of Georgia Holdings plc	4,281
49,734		Bank of Hawaii Corp	4,411
133,968,258	*	Bank of Ireland	32,811
30,700	e	Bank of Iwate Ltd	1,236
449,927	e	Bank of Kyoto Ltd	3,335
18,983		Bank of Marin Bancorp	1,324
911,731	*	Bank of Montreal	65,576
11,899	e	Bank of Nagoya Ltd	422
1,717,184		Bank of Nova Scotia	95,614
21,763	e	Bank of NT Butterfield & Son Ltd	684
46,400		Bank of Okinawa Ltd	1,688
272,420		Bank of Queensland Ltd	2,328
271,541		Bank of Saga Ltd	692
201,300		Bank of the Ozarks, Inc	10,586
1,084,919		Bank of the Philippine Islands	1,938
169,300		Bank of the Ryukyus Ltd	2,219
165,884		Bank Pekao S.A.	4,981
14,127,471		Bank Rakyat Indonesia	12,202
38,875		Bank Zachodni WBK S.A.	2,934
58,337		BankFinancial Corp	865
1,831,458	e	Bankia S.A.	1,866
135,872		Bankinter S.A.	1,051
149,658		BankUnited	5,641
12,907	e	Bankwell Financial Group, Inc	420
62,809		Banner Corp	3,505
2,757		Banque Cantonale Vaudoise	1,745
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
536,800	e	Banregio Grupo Financiero SAB de C.V.	$2,990
14,650	e	Bar Harbor Bankshares	693
736,376		Barclays Africa Group Ltd	9,039
22,414,984		Barclays plc	61,514
1,559,593		BB&T Corp	73,332
41,478	e	Bear State Financial, Inc	421
260,858		Bendigo Bank Ltd	2,386
414,959		Beneficial Bancorp, Inc	7,635
173,460		Berkshire Hills Bancorp, Inc	6,392
66,731		Blue Hills Bancorp, Inc	1,251
122,206		BNC Bancorp	3,898
1,968,181		BNP Paribas	125,251
8,565,116	e	BOC Hong Kong Holdings Ltd	30,505
124,728	*,e	BofI Holding, Inc	3,561
32,097		BOK Financial Corp	2,665
205,763		Boston Private Financial Holdings, Inc	3,405
14,399	*	BRE Bank S.A.	1,153
41,053		Bridge Bancorp, Inc	1,556
300,276		Brookline Bancorp, Inc	4,925
53,406		Bryn Mawr Bank Corp	2,251
291,820		BS Financial Group, Inc	2,093
18,598	*	BSB Bancorp, Inc	538
4,238,706		Bumiputra-Commerce Holdings BHD	4,250
7,520		C&F Financial Corp	375
1,098,162		CaixaBank S.A.	3,619
4,905	e	California First National Bancorp	77
30,721		Camden National Corp	1,366
7,900		Can Fin Homes Ltd	183
710,431		Canadian Imperial Bank of Commerce/Canada	57,971
75,258	e	Canadian Western Bank	1,701
75,966	*	Canara Bank	293
67,126		Capital Bank Financial Corp	2,635
34,142		Capital City Bank Group, Inc	699
46,331	e	Capitec Bank Holdings Ltd	2,338
272,248		Capitol Federal Financial	4,481
1,597	*	Capstar Financial Holdings, Inc	35
109,132		Cardinal Financial Corp	3,578
21,528	e	Carolina Financial Corp	663
119,039	*	Cascade Bancorp	967
303,555		Cathay General Bancorp	11,544
288,134		Centerstate Banks of Florida, Inc	7,252
206,202		Central Pacific Financial Corp	6,479
20,264		Central Valley Community Bancorp	404
7,474		Century Bancorp, Inc	448
6,512,653		Chang Hwa Commercial Bank	3,457
39,700		Charter Financial Corp	662
230,763		Chemical Financial Corp	12,500
7,263	e	Chemung Financial Corp	264
520,966		Chiba Bank Ltd	3,194
46,400		Chiba Kogyo Bank Ltd	234
10,473,481		China Citic Bank	6,627
151,795,748		China Construction Bank	116,250
12,404,861		China Development Financial Holding Corp	3,088
4,613,685		China Everbright Bank Co Ltd	2,093
6,558,896		China Merchants Bank Co Ltd	15,296
7,509,310	e	China Minsheng Banking Corp Ltd	7,990
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,326,781		Chinatrust Financial Holding Co	$14,907
320,000		Chong Hing Bank Ltd	617
12,406,584		Chongqing Rural Commercial Bank	7,258
43,605		Chugoku Bank Ltd	625
7,900		Chukyo Bank Ltd	158
609,838		CIT Group, Inc	26,028
8,996,525		Citigroup, Inc	534,663
28,700		Citizens & Northern Corp	752
4,280,260		Citizens Financial Group, Inc	152,506
30,534		City Holding Co	2,064
55,282		Clifton Bancorp, Inc	935
40,421		CNB Financial Corp	1,081
95,201		CoBiz, Inc	1,608
18,992	e	Codorus Valley Bancorp, Inc	543
14,523	*,e	Collector AB	164
161,243		Columbia Banking System, Inc	7,204
24,500	e	Comdirect Bank AG.	248
1,712,660		Comerica, Inc	116,649
107,738		Commerce Bancshares, Inc	6,228
166,879	*	Commercial Bank of Qatar QSC	1,487
2,585,730		Commercial International Bank	10,419
299,693		Commerzbank AG.	2,282
1,732,519	e	Commonwealth Bank of Australia	102,780
91,680		Community Bank System, Inc	5,665
35,744		Community Trust Bancorp, Inc	1,773
1,039,329		Concordia Financial Group Ltd	5,001
110,814		ConnectOne Bancorp, Inc	2,876
917,231,152		Corpbanca S.A.	7,690
10,854	e	County Bancorp, Inc	293
98,041		Credicorp Ltd (NY)	15,477
3,335,209		Credit Agricole S.A.	41,286
63,571		Credito Emiliano S.p.A.	381
63,004	*	CU Bancorp	2,256
73,492	e	Cullen/Frost Bankers, Inc	6,484
51,892	*	Customers Bancorp, Inc	1,859
216,703		CVB Financial Corp	4,969
957,527	*,e	CYBG plc	3,286
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	59
760,827		Dah Sing Banking Group Ltd	1,395
490,708	e	Dah Sing Financial Holdings Ltd	3,313
222,000		Daishi Bank Ltd	994
1,629,695		Danske Bank AS	49,304
4,965,887	e	DBS Group Holdings Ltd	59,247
153,528	g	Deutsche Pfandbriefbank AG.	1,471
1,633,051	*	Development Credit Bank Ltd	2,581
351,699	*	Dewan Housing Finance Corp Ltd	1,255
186,575		DGB Financial Group Co Ltd	1,508
119,227		Dime Community Bancshares	2,396
905,202		DNB NOR Holding ASA	13,438
31,543	*	Doha Bank QSC	302
5,089,042	*	Dubai Islamic Bank PJSC	7,713
9,900,400		E.Sun Financial Holding Co Ltd	5,619
63,976	*	Eagle Bancorp, Inc	3,899
435,307		East West Bancorp, Inc	22,127
26,000	e	Ehime Bank Ltd	306
119,000		Eighteenth Bank Ltd	354
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,351		Enterprise Bancorp, Inc	$727
71,889		Enterprise Financial Services Corp	3,091
10,572	e	Equitable Group, Inc	476
12,110	*	Equity Bancshares, Inc	407
1,687,069		Erste Bank der Oesterreichischen Sparkassen AG.	49,325
15,686	e	ESSA Bancorp, Inc	247
290,095	*	Essent Group Ltd	9,390
2,161,475	*	Eurobank Ergasias S.A.	1,465
239,272		EverBank Financial Corp	4,654
1,493,221		Far Eastern International Bank	421
17,811		Farmers Capital Bank Corp	749
56,492		Farmers National Banc Corp	802
10,944	*	FB Financial Corp	284
82,269	*	FCB Financial Holdings, Inc	3,924
18,415		Federal Agricultural Mortgage Corp (Class C)	1,055
1,165,212	*	Federal Bank Ltd	1,144
87,906	e	Fidelity Southern Corp	2,081
946,102		Fifth Third Bancorp	25,516
36,232		Financial Institutions, Inc	1,239
1,392,383		FinecoBank Banca Fineco S.p.A	7,785
41,232		First Bancorp (NC)	1,119
826,481	*	First Bancorp (Puerto Rico)	5,463
24,898		First Bancorp, Inc	824
67,537		First Busey Corp	2,079
26,887		First Business Financial Services, Inc	638
16,094		First Citizens Bancshares, Inc (Class A)	5,713
189,756		First Commonwealth Financial Corp	2,691
36,274		First Community Bancshares, Inc	1,093
30,546	*,e	First Community Financial Partners, Inc	357
53,380		First Connecticut Bancorp	1,209
23,362		First Defiance Financial Corp	1,185
148,316		First Financial Bancorp	4,220
136,243	e	First Financial Bankshares, Inc	6,158
28,303		First Financial Corp	1,494
18,046,230		First Financial Holding Co Ltd	9,608
22,495		First Financial Northwest, Inc	444
29,686	*	First Foundation, Inc	846
1,008,382		First Gulf Bank PJSC	3,527
43,525	e	First Hawaiian, Inc	1,516
255,497		First Horizon National Corp	5,113
101,806		First International Bank Of Israel Ltd	1,492
13,830	e	First Internet Bancorp	443
81,611	e	First Interstate Bancsystem, Inc	3,473
158,049		First Merchants Corp	5,951
16,537		First Mid-Illinois Bancshares, Inc	562
260,142		First Midwest Bancorp, Inc	6,563
40,194	e	First National Financial Corp	806
34,891	*,e	First NBC Bank Holding Co	255
26,429	*	First Northwest Bancorp	412
59,357		First of Long Island Corp	1,695
147,533		First Republic Bank	13,594
74,607	*	Flagstar Bancorp, Inc	2,010
64,368		Flushing Financial Corp	1,892
791,373		FNB Corp	12,686
77,331	*	Franklin Financial Network, Inc	3,236
2,117,412		Fukuoka Financial Group, Inc	9,391
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
366,745		Fulton Financial Corp	$6,895
170,874	e	Genworth MI Canada, Inc	4,284
198,015	e	Genworth Mortgage Insurance Australia Ltd	467
30,694		German American Bancorp, Inc	1,615
369,467	*	Get Bank S.A.	117
224,935		Glacier Bancorp, Inc	8,149
27,767		Great Southern Bancorp, Inc	1,517
193,613		Great Western Bancorp, Inc	8,440
47,324	*	Green Bancorp, Inc	719
6,954	e	Greene County Bancorp, Inc	159
130,751	*	Gruh Finance Ltd	621
8,380,700		Grupo Aval Acciones y Valores	3,392
3,544,268		Grupo Financiero Banorte S.A. de C.V.	17,491
2,583,365	e	Grupo Financiero Inbursa S.A.	3,909
52,700	e	Grupo Financiero Interacciones S.A. de C.V.	207
2,126,874		Grupo Financiero Santander Mexico SAB de C.V.	3,061
278,749	*	Grupo Supervielle S.A. (ADR)	3,663
63,564	e	Guaranty Bancorp	1,538
1,238,283		Gunma Bank Ltd	6,767
133,016		Hachijuni Bank Ltd	770
341,603		Hana Financial Group, Inc	8,817
165,884		Hancock Holding Co	7,150
813,088	e	Hang Seng Bank Ltd	15,078
149,712		Hanmi Financial Corp	5,225
18,924	*,e	HarborOne Bancorp, Inc	366
307,567		HDFC Bank Ltd	5,453
115,970		Heartland Financial USA, Inc	5,567
84,931		Heritage Commerce Corp	1,226
119,277	e	Heritage Financial Corp	3,071
55,704		Heritage Oaks Bancorp	687
525,203		Hilltop Holdings, Inc	15,651
3,070		Hingham Institution for Savings	604
115,647		Hiroshima Bank Ltd	539
619,000		Hokkoku Bank Ltd	2,198
31,400	e	Hokuetsu Bank Ltd	710
104,800		Hokuhoku Financial Group, Inc	1,806
12,865		Home Bancorp, Inc	497
266,479		Home Bancshares, Inc	7,400
197,849	e	Home Capital Group, Inc	4,618
41,059	*	HomeStreet, Inc	1,297
65,122	*	HomeTrust Bancshares, Inc	1,687
1,068,816		Hong Leong Bank BHD	3,209
87,120		Hong Leong Credit BHD	276
406,416		Hope Bancorp, Inc	8,896
56,428		Horizon Bancorp	1,580
2,308,402		Housing Development Finance Corp	42,811
15,290,913		HSBC Holdings plc	123,376
140,000		HSBC Holdings plc (Hong Kong)	1,119
9,410,024		Hua Nan Financial Holdings Co Ltd	4,731
3,480,148		Huntington Bancshares, Inc	46,008
174,692		Hyakugo Bank Ltd	709
188,000		Hyakujushi Bank Ltd	637
167,397		IBERIABANK Corp	14,020
1,167,652		ICICI Bank Ltd	4,372
1,500,090		IDFC Bank Ltd	1,321
21,618	*,e	Impac Mortgage Holdings, Inc	303
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,621		Independent Bank Corp (MA)	$3,848
73,923		Independent Bank Corp (MI)	1,604
56,685		Independent Bank Group, Inc	3,537
145,278,749	e	Industrial & Commercial Bank of China	86,620
269,205		Industrial Bank of Korea	2,825
17,895,003		ING Groep NV	251,939
119,338		International Bancshares Corp	4,869
2,335,333		Investors Bancorp, Inc	32,578
541,290	*,m	Irish Bank Resolution Corp Ltd	0
900,697	*	Israel Discount Bank Ltd	1,869
220,500		Iyo Bank Ltd	1,518
346,817		Jammu & Kashmir Bank Ltd	302
793,091		Japan Post Bank Co Ltd	9,504
86,618		JB Financial Group Co Ltd	414
416,300		Jimoto Holdings Inc	705
12,330,338		JPMorgan Chase & Co	1,063,985
254,555		Juroku Bank Ltd	891
60,920		Jyske Bank	2,897
111,500		Kansai Urban Banking Corp	1,390
68,200		Kanto Tsukuba Bank Ltd	202
397,955		Karnataka Bank Ltd	655
426,769		Karur Vysya Bank Ltd	513
135,500		Kasikornbank PCL - NVDR	669
2,008,797		Kasikornbank PCL (Foreign)	9,923
805,903		KB Financial Group, Inc	28,480
297,402		KBC Groep NV	18,376
481,781		Kearny Financial Corp	7,492
815,000		Keiyo Bank Ltd	3,687
1,118,989		Keycorp	20,444
1,458,632		Kiatnakin Bank PCL (Foreign)	2,398
2,523,000		King’s Town Bank	2,194
71,800		Kiyo Bank Ltd	1,145
27,631		KJB Financial Group Co Ltd	247
167,498		Komercni Banka AS	5,772
4,530,324		Krung Thai Bank PCL (Foreign)	2,232
286,000		Kyushu Financial Group, Inc	1,938
15,946		Lake Sunapee Bank Group	376
126,018		Lakeland Bancorp, Inc	2,457
50,495		Lakeland Financial Corp	2,391
36,371		Laurentian Bank of Canada	1,564
18,890		LCNB Corp	439
324,487		LegacyTexas Financial Group, Inc	13,972
19,135	*,e	LendingTree, Inc	1,939
3,279,028		LH Financial Group PCL	157
305,814	*,e	Liberbank S.A.	316
518,272		LIC Housing Finance Ltd	4,258
42,108	e	Live Oak Bancshares, Inc	779
25,434,268		Lloyds TSB Group plc	19,530
130,455		M&T Bank Corp	20,407
59,453	e	Macatawa Bank Corp	619
66,180		MainSource Financial Group, Inc	2,277
4,271,776		Malayan Banking BHD	7,799
1,583,502		Malaysia Building Society	317
415,151	*	Masraf Al Rayan	4,284
181,428		MB Financial, Inc	8,569
47,393		MBT Financial Corp	538
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,164,081		Mediobanca S.p.A.	$50,319
12,110,734		Mega Financial Holding Co Ltd	8,613
45,821		Mercantile Bank Corp	1,727
15,608		Merchants Bancshares, Inc	846
134,414		Meridian Bancorp, Inc	2,540
48,504		Meta Financial Group, Inc	4,991
51,480	*	Metro Bank plc	1,851
3,558,847		Metropolitan Bank & Trust	5,193
1,166,228	*	MGIC Investment Corp	11,884
11,697		Middleburg Financial Corp	406
24,629		Midland States Bancorp, Inc	891
9,900		Midsouth Bancorp, Inc	135
18,865		MidWestOne Financial Group, Inc	709
8,600		Mie Bank Ltd	171
47,900		Minato Bank Ltd	856
23,158,465		Mitsubishi UFJ Financial Group, Inc	142,826
467,846		Mitsui Trust Holdings, Inc	16,739
179,000		Miyazaki Bank Ltd	551
81,159		Mizrahi Tefahot Bank Ltd	1,185
26,639,363		Mizuho Financial Group, Inc	47,805
7,172,092	*,g	Moneta Money Bank AS.	23,125
23,868		Musashino Bank Ltd	687
11,381		MutualFirst Financial, Inc	377
26,592		Nanto Bank Ltd	1,009
2,616,447		National Australia Bank Ltd	57,793
238,267		National Bank Holdings Corp	7,598
759,262	*	National Bank of Abu Dhabi PJSC	2,065
486,173		National Bank of Canada	19,745
6,345,346	*	National Bank of Greece S.A.	1,656
15,848	e	National Bankshares, Inc	689
20,178	*	National Commerce Corp	750
78,166	*,e	Nationstar Mortgage Holdings, Inc	1,412
516,947		Natixis	2,911
89,399		NBT Bancorp, Inc	3,744
393,189		Nedbank Group Ltd	6,806
920,572		New York Community Bancorp, Inc	14,646
16,862	*	Nicolet Bankshares, Inc	804
184,760	*	Nishi-Nippon Financial Holdings, Inc	1,933
482,897	*	NMI Holdings, Inc	5,143
2,433,115	g	Nordax Group AB	13,821
2,547,724		Nordea Bank AB	28,230
1,126,900		North Pacific Bank Ltd	4,641
123,655		Northfield Bancorp, Inc	2,469
18,313		Northrim BanCorp, Inc	579
203,275		Northwest Bancshares, Inc	3,665
61,195		OceanFirst Financial Corp	1,838
98,189	*,e	Ocwen Financial Corp	529
94,276	e	OFG Bancorp	1,235
654,000		Ogaki Kyoritsu Bank Ltd	2,542
122,000		Oita Bank Ltd	455
20,728	e	Old Line Bancshares, Inc	497
283,285		Old National Bancorp	5,142
67,512		Old Second Bancorp, Inc	746
446,028		OneSavings Bank plc	1,858
163,485		Opus Bank	4,913
62,360	*	Oriental Bank of Commerce	97
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,532		Oritani Financial Corp	$1,979
15,948	e	Orrstown Financial Services, Inc	357
586,412		OTP Bank	16,745
3,174,957	e	Oversea-Chinese Banking Corp	19,499
63,012		Pacific Continental Corp	1,377
34,391	*	Pacific Mercantile Bancorp	251
100,666	*	Pacific Premier Bancorp, Inc	3,559
221,319	e	PacWest Bancorp	12,049
193	*,e	Paragon Commercial Corp	8
339,157		Paragon Group of Cos plc	1,728
28,084		Park National Corp	3,361
238,227		Park Sterling Bank	2,570
66,136		Peapack Gladstone Financial Corp	2,042
11,405	e	Penns Woods Bancorp, Inc	576
27,872	*	PennyMac Financial Services, Inc	464
66,004		Peoples Bancorp, Inc	2,143
16,986	e	Peoples Financial Services Corp	827
402,822		People’s United Financial, Inc	7,799
32,032		People’s Utah Bancorp	860
111,884	*	Permanent TSB Group Holdings plc	325
299,436	*	PHH Corp	4,539
3,000,000		Philippine National Bank	3,293
5,549,288	e	Piccolo Credito Valtellinese Scarl	2,167
163,667		Pinnacle Financial Partners, Inc	11,342
7,458,098	*	Piraeus Bank S.A.	1,636
1,892,921		PNC Financial Services Group, Inc	221,396
294,282		Popular, Inc	12,895
1,481,912		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,955
79,659		Preferred Bank	4,176
21,012	e	Premier Financial Bancorp, Inc	422
263,816		PrivateBancorp, Inc	14,296
163,723		Prosperity Bancshares, Inc	11,752
10,080	*,e	Provident Bancorp, Inc	180
11,458		Provident Financial Holdings, Inc	232
178,535		Provident Financial Services, Inc	5,053
66,937,300		PT Bank Bukopin Tbk	3,176
12,412,874		PT Bank Central Asia Tbk	14,242
3,669,557		PT Bank Danamon Indonesia Tbk	1,009
10,538,600		PT Bank Jabar Banten Tbk	2,645
10,593,980		PT Bank Mandiri Persero Tbk	9,067
9,861,119		PT Bank Negara Indonesia	4,026
44,500,000	*	PT Bank Pan Indonesia Tbk	2,470
31,354,700		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,321
13,135,894		PT Bank Tabungan Negara Tbk	1,691
4,221,484		Public Bank BHD	18,557
188,781	*	Qatar First Bank	535
64,288	*	Qatar Islamic Bank SAQ	1,834
258,755		Qatar National Bank	11,574
30,048		QCR Holdings, Inc	1,301
860,664	e	Radian Group, Inc	15,475
22,804	*,e	Raiffeisen International Bank Holding AG.	416
83,472	*	RBL Bank Ltd	410
2,124,752		Regions Financial Corp	30,511
86,820		Renasant Corp	3,666
23,055		Republic Bancorp, Inc (Class A)	912
81,080	*,e	Republic First Bancorp, Inc	677
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,508,294		Resona Holdings, Inc	$38,480
611,202		RHB Capital BHD	641
231,520		Rizal Commercial Banking Corp	156
5,200	*,m	Roskilde Bank	0
2,357,409	*	Royal Bank of Canada	159,548
17,386		Royal Bank of Canada (Toronto)	1,177
2,405,298	*	Royal Bank of Scotland Group plc	6,646
82,074		S&T Bancorp, Inc	3,204
83,253		Sandy Spring Bancorp, Inc	3,329
416,000		San-In Godo Bank Ltd	3,466
7,014,081		Sberbank of Russian Federation (ADR)	80,760
138,627	*	Seacoast Banking Corp of Florida	3,058
191,050		Security Bank Corp	730
876,480		Senshu Ikeda Holdings, Inc	4,036
97,634	e	ServisFirst Bancshares, Inc	3,655
921,193		Seven Bank Ltd	2,634
122,936	*,g	Shawbrook Group plc	412
200,000	e	Shiga Bank Ltd	1,087
139,000		Shikoku Bank Ltd	339
1,002,733		Shinhan Financial Group Co Ltd	37,604
1,848,179		Shinsei Bank Ltd	3,093
301,400		Shizuoka Bank Ltd	2,530
31,948		Shore Bancshares, Inc	487
23,903		SI Financial Group, Inc	368
1,811,417		Siam Commercial Bank PCL (Foreign)	7,689
39,217		Sierra Bancorp	1,043
124,531	*	Signature Bank	18,705
91,577		Simmons First National Corp (Class A)	5,692
12,891,190		SinoPac Financial Holdings Co Ltd	3,624
58,387	*,g	Skandiabanken ASA	475
1,342,285		Skandinaviska Enskilda Banken AB (Class A)	14,027
2,191,732		Societe Generale	107,804
2,578,170		South Indian Bank Ltd	742
137,833		South State Corp	12,047
13,009	*	Southern First Bancshares, Inc	468
13,030	e	Southern Missouri Bancorp, Inc	461
27,497		Southern National Bancorp of Virginia, Inc	449
55,658		Southside Bancshares, Inc	2,097
92,641		Southwest Bancorp, Inc	2,687
86,843		Spar Nord Bank A/s	995
237,019	e	Sparebanken Midt-Norge	1,777
282,753		Sparebanken Nord-Norge	1,711
3,037		St Galler Kantonalbank	1,181
2,279,679		Standard Bank Group Ltd	25,102
1,366,906	*	Standard Chartered plc	11,147
73,087		State Bank & Trust Co	1,963
22,291	*	State Bank of Bikaner & Jaip	223
1,879,304		State Bank of India	6,892
529,278		Sterling Bancorp/DE	12,385
45,359		Stock Yards Bancorp, Inc	2,130
45,147		Stonegate Bank	1,884
43,191		Suffolk Bancorp	1,849
2,837,912		Sumitomo Mitsui Financial Group, Inc	108,076
19,979	e	Summit Financial Group, Inc	550
26,783		Sun Bancorp, Inc	696
988,039		SunTrust Banks, Inc	54,194
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,590		Suruga Bank Ltd	$3,251
89,319	*	SVB Financial Group	15,333
404,063		Svenska Handelsbanken AB	5,596
1,792,756		Swedbank AB (A Shares)	43,196
174,842		Sydbank AS	5,417
50,584	*	Syndicate Bank	46
181,886		Synovus Financial Corp	7,472
2,927,940		Taichung Commercial Bank	834
7,306,609		Taishin Financial Holdings Co Ltd	2,668
1,379,087		Taiwan Business Bank	348
7,754,326		Taiwan Cooperative Financial Holding	3,374
519,279		TCF Financial Corp	10,173
689,872		TCS Group Holding plc (ADR)	7,281
17,683		Territorial Bancorp, Inc	581
144,161	*	Texas Capital Bancshares, Inc	11,302
206,991		TFS Financial Corp	3,941
2,834,500		Thanachart Capital PCL	3,478
116,167	*	The Bancorp, Inc	913
113,721		Timbercreek Financial Corp	739
1,012,380		Tisco Bank PCL	1,701
9,674,787		TMB Bank PCL (Foreign)	566
102,400		Tochigi Bank Ltd	502
162,000		Toho Bank Ltd	605
39,593		Tokyo TY Financial Group, Inc	1,378
481,900		Tomony Holdings, Inc	2,490
31,130		Tompkins Trustco, Inc	2,943
3,581,668		Toronto-Dominion Bank	176,649
472,000		Towa Bank Ltd	447
118,527		TowneBank	3,941
100,129		Trico Bancshares	3,422
47,959	*	Tristate Capital Holdings, Inc	1,060
46,418	*	Triumph Bancorp, Inc	1,214
388,207		Trustco Bank Corp NY	3,397
144,840		Trustmark Corp	5,164
3,243,622		Turkiye Garanti Bankasi AS	6,995
731,349		Turkiye Halk Bankasi AS	1,933
1,435,249		Turkiye Is Bankasi (Series C)	2,105
2,497,034		Turkiye Sinai Kalkinma Bankasi AS	997
777,552		Turkiye Vakiflar Bankasi Tao	957
96,745		UMB Financial Corp	7,461
737,385		Umpqua Holdings Corp	13,848
1,697,795	e	UniCredit S.p.A	4,876
513,651		Union Bank of India	927
161,006		Union Bankshares Corp	5,754
9,019	e	Union Bankshares, Inc	410
141,170	e	United Bankshares, Inc	6,529
294,807		United Community Banks, Inc	8,732
109,250		United Community Financial Corp	977
235,728		United Financial Bancorp, Inc (New)	4,281
1,401,451		United Overseas Bank Ltd	19,689
51,383		Univest Corp of Pennsylvania	1,588
4,536,036		US Bancorp	233,016
18,603		Valiant Holding	1,852
530,952		Valley National Bancorp	6,180
20,009	*	Veritex Holdings, Inc	534
294,878	*	Vijaya Bank	206
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,543,308		Virgin Money Holdings UK plc	$5,757
3,952,561		VTB Bank OJSC (GDR)	9,406
92,610	*	Walker & Dunlop, Inc	2,889
37,665	*,e	Walter Investment Management Corp	179
193,902		Washington Federal, Inc	6,661
48,470		Washington Trust Bancorp, Inc	2,717
18,218	e	WashingtonFirst Bankshares, Inc	528
90,593		Waterstone Financial, Inc	1,667
258,944		Webster Financial Corp	14,056
20,278,410		Wells Fargo & Co	1,117,543
85,843		WesBanco, Inc	3,696
44,674		West Bancorporation, Inc	1,103
52,557	e	Westamerica Bancorporation	3,307
246,080	*	Western Alliance Bancorp	11,987
33,700		Western New England Bancorp, Inc	315
5,644,218	e	Westpac Banking Corp	132,492
188,289		Wintrust Financial Corp	13,664
437,532	*	WMIH Corp	678
1,084,483		Woori Bank	11,429
96,779		WSFS Financial Corp	4,486
9,539	*,e	Xenith Bankshares, Inc	269
121,044		Yadkin Financial Corp	4,147
99,000	e	Yamagata Bank Ltd	417
107,492	e	Yamaguchi Financial Group, Inc	1,170
113,000		Yamanashi Chuo Bank Ltd	537
6,470,770	*	Yapi ve Kredi Bankasi	6,278
597,390		Yes Bank Ltd	10,134
2,948,255		Zions Bancorporation	126,893
		TOTAL BANKS	10,149,788

CAPITAL GOODS - 8.1%
2,939,314		3M Co	524,873
474,995		A.O. Smith Corp	22,491
96,575		Aalberts Industries NV	3,129
86,071		Aaon, Inc	2,845
146,305		AAR Corp	4,835
1,103,624		ABB Ltd	23,222
678,483	*,e	Abengoa S.A. (B Shares)	134
1,930,817		Aboitiz Equity Ventures, Inc	2,750
395,000		AcBel Polytech, Inc	294
441,655		ACS Actividades Construccion y Servicios S.A.	13,938
127,526		Actuant Corp (Class A)	3,309
37,334		Acuity Brands, Inc	8,619
624,796		Adani Enterprises Ltd	702
69,931		Aditya Birla Nuvo Ltd	1,316
478,200		Advan Co Ltd	4,917
75,111		Advanced Drainage Systems, Inc	1,547
471,183	*	Aecom Technology Corp	17,132
212,736	e	Aecon Group, Inc	2,416
143,978	*	Aegion Corp	3,412
474,652	*	AerCap Holdings NV	19,750
119,354	*	Aerojet Rocketdyne Holdings, Inc	2,142
8,450	*	AeroSpace Technology of Korea, Inc	122
45,898	*	Aerovironment, Inc	1,231
26,847	*	AFG Arbonia-Forster Hldg	432
12,573		AG Growth International Inc	492
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,114,122		AGCO Corp	$64,463
49,172		AIA Engineering Ltd	938
43,299		Aica Kogyo Co Ltd	1,140
86,400		Aichi Corp	605
66,500		Aida Engineering Ltd	629
225,608		Air Lease Corp	7,745
103,609		Aircastle Ltd	2,160
481,740		Airtac International Group	3,830
33,410		Alamo Group, Inc	2,543
125,651		Alarko Holding AS	154
138,244		Albany International Corp (Class A)	6,401
61,013		Alfa Laval AB	1,006
3,121,814		Alfa S.A. de C.V. (Class A)	3,870
24,069	e,g	Alimak Group AB	341
353,471		Allegion plc	22,622
20,735,065		Alliance Global Group, Inc	5,327
25,517		Allied Motion Technologies, Inc	546
605,086		Allison Transmission Holdings, Inc	20,385
31,744	*	Alstom Projects India Ltd	224
86,527	*	Alstom RGPT	2,379
92,781	*	Alstom T&D India Ltd	408
57,972		Altra Holdings, Inc	2,139
241,736		Amada Co Ltd	2,693
41,082		Amara Raja Batteries Ltd	526
45,939	*	Ameresco, Inc	253
16,398	e	American Railcar Industries, Inc	743
29,811	*,e	American Superconductor Corp	220
85,296	*	American Woodmark Corp	6,419
601,550		Ametek, Inc	29,235
16,096		Andritz AG.	807
26,000		Anest Iwata Corp	254
60,723		Apogee Enterprises, Inc	3,252
130,737		Applied Industrial Technologies, Inc	7,766
2,128,422	*	Arabtec Holding Co	756
206,273	e	Arcadis NV	2,891
16,579	*	Arcam AB	577
976,485		Arconic, Inc	18,104
72,113		Argan, Inc	5,088
50,409	*	Armstrong Flooring, Inc	1,004
116,631	*,e	Armstrong World Industries, Inc	4,875
44,700		Asahi Diamond Industrial Co Ltd	326
2,214,132		Asahi Glass Co Ltd	15,022
1,398,623		Ashok Leyland Ltd	1,646
41,344		Ashoka Buildcon Ltd	96
2,853,686		Ashtead Group plc	55,477
940,963		Assa Abloy AB	17,411
141,880	e	Astaldi S.p.A.	806
64,936		Astec Industries, Inc	4,381
26,539		Astral Polytechnik Ltd	154
56,792	*	Astronics Corp	1,922
858,016		Asunaro Aoki Construction Co Ltd	5,729
106,231	*,e	Atkore International Group, Inc	2,540
767,073		Atlas Copco AB (A Shares)	23,270
251,869		Atlas Copco AB (B Shares)	6,848
86,364	*	ATS Automation Tooling Systems, Inc	805
3,291,991		Austal Ltd	4,121
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,438,000	*	AVIC International Holding HK Ltd	$203
2,922,019		AviChina Industry & Technology Co	2,004
105,232		AZZ, Inc	6,724
64,762		B&B Tools AB	1,358
111,372	*	Babcock & Wilcox Enterprises, Inc	1,848
29,937	e	Badger Daylighting Ltd	716
10,015,641		BAE Systems plc	72,849
589,495		Balfour Beatty plc	1,947
48,700		Bando Chemical Industries Ltd	431
494,000		Baoye Group Co Ltd	362
209,224	e	Barloworld Ltd	1,789
232,918		Barnes Group, Inc	11,045
1,117		Bauer AG.	13
26,736	e	BayWa AG.	866
149,332		BE Aerospace, Inc	8,988
53	*,m	Beacon Power Corp	0	^
146,869	*	Beacon Roofing Supply, Inc	6,766
588,299	e	Beijing Enterprises Holdings Ltd	2,769
1,188,000	g	Beijing Urban Construction Design & Development Group Co Ltd	733
9,076	*	BEML Ltd	133
18,600,000		BEP International Holdings Ltd	1,062
3,582,237	*	Berjaya Corp BHD	271
1,377,000		Berli Jucker PCL	1,926
3,415,000		BES Engineering Corp	656
666,273		Bharat Heavy Electricals	1,185
1,000,126		Bidvest Group Ltd	13,169
40,996		Biesse S.p.A.	824
125,061	e	Bird Construction Income Fund	844
79,155		Bizlink Holdings Inc	407
12,300	*,e	Blue Bird Corp	190
21,573	*	Blue Star Ltd	151
124,911	*	BMC Stock Holdings, Inc	2,436
22,738		Bobst Group AG.	1,581
7,500	g	BOC Aviation Ltd	37
185,787		Bodycote plc	1,473
1,450,479		Boeing Co	225,811
1,713,000	e	Boer Power Holdings Ltd	680
2,923,363	*,e	Bombardier, Inc	4,703
164,297		Boskalis Westminster	5,700
5,172		Bossard Holding AG.	728
269,075		Bouygues S.A.	9,633
30,005		Brenntag AG.	1,663
92,501		Briggs & Stratton Corp	2,059
491		Brookfield Business Partners LP	12
5,694		Bucher Industries AG.	1,401
20,774		Budimex S.A.	983
164,791	*	Builders FirstSource, Inc	1,808
43,200		Bunka Shutter Co Ltd	332
287,384		Bunzl plc	7,461
33,799	e	Burckhardt Compression Holding AG.	8,887
8,826		Burkhalter Holding AG.	1,191
201,655		BWX Technologies, Inc	8,006
35,338		Byucksan Corp	136
416,304		CAE, Inc	5,823
299,926	*,e	Caesarstone Sdot-Yam Ltd	8,593
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,473	*	CAI International, Inc	$247
26,532		Carbone Lorraine	568
47,430		Carborundum Universal Ltd	173
34,785		Cargotec Corp (B Shares)	1,566
1,231,193	e	Carillion plc	3,572
116,369		Carlisle Cos, Inc	12,834
1,231,397	e	Caterpillar, Inc	114,200
823,000		CB Industrial Product Holding BHD	361
1,034,327		Central Glass Co Ltd	4,813
25,827		CENTROTEC Sustainable AG.	415
3,877	*	Cera Sanitaryware Ltd	115
175,000	*	CGN Mining Co Ltd	13
365,225		CH Karnchang PCL	315
400,000		CH Karnchang PCL (ADR)	345
216,600		Changchai Co Ltd	134
65,163	*	Chart Industries, Inc	2,347
144,006		Cheil Industries, Inc	14,911
238,635	*	Chemring Group plc	500
550,300	*,m	Chengde Nanjiang Co Ltd	205
252,900	e	Chicago Bridge & Iron Co NV	8,030
1,094,249		Chicony Power Technology Co Ltd	1,691
808,000	e	China Aircraft Leasing Group Holdings Ltd	881
2,738,000	*,e	China Chengtong Development Group Ltd	203
5,235,192		China Communications Construction Co Ltd	5,983
1,784,500		China Conch Venture Holdings Ltd	3,169
2,074,000	*,e	China Energine International Holdings Ltd	154
275,650		China Fangda Group Co Ltd	260
1,031,000		China Lesso Group Holdings Ltd	666
10,240,000	*,e	China Ocean Shipbuilding Industry Group Ltd	285
6,917,443		China Railway Construction Corp	8,864
14,422,127	e	China Railway Group Ltd	11,785
2,631,680	e	China Singyes Solar Technologies Holdings Ltd	1,250
2,264,685		China State Construction International Holdings Ltd	3,375
12,865,000	*,e	China Strategic Holdings Ltd	293
19,217		China Yuchai International Ltd	265
318,800	e	Chip Eng Seng Corp Ltd	139
133,000		Chiyoda Corp	918
9,500	*	Chiyoda Integre Co Ltd	191
17,964,000		Chongqing Machinery & Electric Co Ltd	2,077
29,100		Chudenko Corp	641
480,375		Chung Hsin Electric & Machinery Manufacturing Corp	288
345,255		CIMIC Group Ltd	8,687
758,544		CIR-Compagnie Industriali Riunite S.p.A.	825
34,845		CIRCOR International, Inc	2,261
4,653,796		Citic Pacific Ltd	6,628
2,513,000	*,e	Citic Resources Holdings Ltd	307
15,328		CJ Corp	2,370
3,392,225		CK Hutchison Holdings Ltd	38,293
107,300		CKD Corp	1,214
102,614		Clarcor, Inc	8,463
253,905	e	CNH Industrial NV	2,203
679,738		Cobham plc	1,369
618,200	*,e	Colfax Corp	22,212
70,690		Columbus McKinnon Corp	1,911
302,925		Comfort Systems USA, Inc	10,087
2,815,871		Compagnie de Saint-Gobain	130,987
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,128	e	Compagnie d’Entreprises CFE	$665
261,500		COMSYS Holdings Corp	4,781
68,012		Concentric AB	849
19,650,000	e	Concord New Energy Group Ltd	1,022
127,744	*	Consolidated Infrastructure Group Ltd	223
16,114		Construcciones y Auxiliar de Ferrocarriles S.A.	650
250,952	*	Continental Building Products Inc	5,797
1,111,450		Continental Engineering Corp	360
1,883		Conzzeta AG.	1,331
837,900	*,e,m	Cosco Corp Singapore Ltd	160
22,685		Cosel Co Ltd	243
179,594		Costain Group plc	779
113,813		Cramo Oyj (Series B)	2,850
112,451		Crane Co	8,110
1,606,500		CRCC High-Tech Equipment Corp Ltd	641
808,667	*	Crompton Greaves Ltd	704
4,600,321		CRRC Corp Ltd	4,109
4,836		CS Wind Corp	70
1,017,590		CSBC Corp Taiwan	436
30,884	*	CSW Industrials, Inc	1,138
1,971,000		CTCI Corp	2,978
54,129		Cubic Corp	2,595
252,859		Cummins, Inc	34,558
172,378		Curtiss-Wright Corp	16,955
32,347		Daelim Industrial Co	2,328
7,000		Daetwyler Holding AG.	951
141,358	*	Daewoo Engineering & Construction Co Ltd	594
47,955		Daewoo International Corp	1,070
75,000	*,m	Daewoo Shipbuilding & Marine Engineering Co Ltd	139
79,200		Daifuku Co Ltd	1,683
80,641		Daihen Corp	497
226,000		Daiho Corp	1,065
111,000		Daiichi Jitsugyo Co Ltd	633
303,605		Daikin Industries Ltd	27,813
24,100		Daiwa Industries Ltd	183
112,700		Dalian Refrigeration Co Ltd	88
1,622,424		Danaher Corp	126,289
13,609	e	Danieli & Co S.p.A.	277
48,503		Danieli & Co S.p.A. (RSP)	773
1,794		Dassault Aviation S.A.	2,002
17,863		Dawonsys Co Ltd	191
73,522		DCC plc	5,465
608,327		Deere & Co	62,682
15,500		Denyo Co Ltd	210
250,759		Deutz AG.	1,407
20,547	*,e	Dialight plc	200
4,508,651		Dialog Group BHD	1,547
298,340	*	DigitalGlobe, Inc	8,547
34,174	*	Dilip Buildcon Ltd	115
255,077		Diploma plc	3,266
71,846	*	DIRTT Environmental Solutions	336
29,617	e	DMC Global, Inc	469
12,759,280		DMCI Holdings, Inc	3,398
33,681		DMG Mori AG.	1,528
1,110,140	*	Dogan Sirketler Grubu Holdings	239
207,455	e	Donaldson Co, Inc	8,730
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
150,508		Dong Yang Gang Chul Co Ltd	$665
172,355		Dongkuk Structures & Construction Co Ltd	808
21,971	*	Doosan Engine Co Ltd	60
262,455		Doosan Heavy Industries and Construction Co Ltd	5,896
226,086	*	Doosan Infracore Co Ltd	1,643
47,596		Douglas Dynamics, Inc	1,602
1,788,030		Dover Corp	133,977
30,122	*	Ducommun, Inc	770
86,235	e	Duerr AG.	6,914
51,865	*	DXP Enterprises, Inc	1,802
92,409	*,e	Dycom Industries, Inc	7,420
5,017,800		Dynasty Ceramic PCL	622
4,268		e Tec E&C Ltd	484
492,050		Eaton Corp	33,012
75,665		Ebara Corp	2,151
22,032		Eicher Motors Ltd	7,055
60,412		Eiffage S.A.	4,208
19,565		Elbit Systems Ltd	1,976
3,934		Electra Israel Ltd	630
666,250	*,e,g	Elementia SAB de C.V.	706
42,157	g	Eltel AB	289
191,481		EMCOR Group, Inc	13,549
477,238	e	Emerson Electric Co	26,606
1,987,526		Empresa Brasileira de Aeronautica S.A.	9,752
59,412		Encore Wire Corp	2,576
3,630,000	*,e	Enerchina Holdings Ltd	144
33,258	*,e	Energous Corp	560
100,979	*,e	Energy Recovery, Inc	1,045
177,931		EnerSys	13,896
64,964	*	Engility Holdings, Inc	2,189
172,223		Engineers India Ltd	382
172,223	*,m	Engineers India Ltd	382
79,133		EnPro Industries, Inc	5,330
594,000	e	Enric Energy Equipment Holdings Ltd	278
30,000	e	EPCO Co Ltd	372
362,192		Equifax, Inc	42,822
53,491		ESCO Technologies, Inc	3,030
46,309	*	Escorts Ltd	202
63,366	*	Esterline Technologies Corp	5,652
514,117		European Aeronautic Defence and Space Co	33,957
60,999		Exco Technologies Ltd	490
15,640	*,e	FACC AG.	84
9,068		Faiveley S.A.	956
41,641		Fanuc Ltd	6,966
838,000		Far East Global Group Ltd	127
3,456,517		Far Eastern Textile Co Ltd	2,589
578,178		Fastenal Co	27,163
11,730,000	*,e	FDG Electric Vehicles Ltd	520
157,621		Federal Signal Corp	2,460
4,792		Feintool International Holding AG.	514
165,805		Fenner plc	482
926,500		Ferrovial S.A.	16,523
381,283	*,e	Fincantieri S.p.A	190
37,331	*	Finetex EnE, Inc	201
396,848	*	Finmeccanica S.p.A.	5,558
167,046		Finning International, Inc	3,271
139,765		Finolex Cables Ltd	850
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
422,000		First Tractor Co	$235
94,086	e	Flowserve Corp	4,521
32,851	e	FLSmidth & Co AS	1,362
317,207	e	Fluor Corp	16,660
61,136	*	Fomento de Construcciones y Contratas S.A.	486
2,911		Force Motors Ltd	160
1,181,936		Fortive Corp	63,387
566,050		Fortune Brands Home & Security, Inc	30,261
281,030		Foshan Electrical and Lighting Co Ltd	223
3,124,624	e	Fosun International	4,405
98,737		Franklin Electric Co, Inc	3,841
87,432		Freightcar America, Inc	1,305
291,100		Fudo Tetra Corp	510
61,577	*,e	FuelCell Energy, Inc	108
119,540		Fuji Electric Holdings Co Ltd	617
58,492	e	Fuji Machine Manufacturing Co Ltd	668
282,978		Fujikura Ltd	1,532
137,000	e	Fujitec Co Ltd	1,603
87,000		Fukuda Corp	833
40,500		Fukushima Industries Corp	1,166
338,000		Furukawa Co Ltd	614
214,000		Furukawa Electric Co Ltd	6,245
94,519		Futaba Corp/Chiba	1,585
321,816		Galliford Try plc	5,119
613,876	e	Gamesa Corp Tecnologica S.A.	12,411
2,176,003		Gamuda BHD	2,315
88,280	e	GATX Corp	5,436
20,100	*	Gayatri Projects Ltd	198
387,267		GEA Group AG.	15,541
12,643		Geberit AG.	5,062
28,700		Gecoss Corp	272
14,980	*,e	Gencor Industries, Inc	235
141,580	*	Generac Holdings, Inc	5,768
154,026	e	General Cable Corp	2,934
623,653		General Dynamics Corp	107,680
24,107,771		General Electric Co	761,806
4,969		Georg Fischer AG.	4,064
8,589		Gesco AG.	203
182,565	*	Gibraltar Industries, Inc	7,604
10,700		Giken Seisakusho Co, Inc	174
187,133		Global Brass & Copper Holdings, Inc	6,419
49,856		Glory Ltd	1,571
1,906,486	*	GMR Infrastructure Ltd	332
46,130	*,e	GMS, Inc	1,351
48,961		Gorman-Rupp Co	1,515
77,538		Graco, Inc	6,443
2,757,061		Grafton Group plc	18,647
20,359		Graham Corp	451
50,000	e	Grana y Montero S.A. (ADR)	358
84,694		Granite Construction, Inc	4,658
163,514	*	Great Lakes Dredge & Dock Corp	687
61,496		Greaves Cotton Ltd	110
57,412	e	Greenbrier Cos, Inc	2,385
115,396	e	Griffon Corp	3,023
493,384		Grupo Carso S.A. de C.V. (Series A1)	1,990
224,500	e	Grupo Rotoplas SAB de C.V.	288
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,380	*	GS Engineering & Construction Corp	$1,145
393,000		GS Yuasa Corp	1,629
2,220,680		Gunkul Engineering PCL	350
693,859		GWA International Ltd	1,478
67,265		H&E Equipment Services, Inc	1,564
745,813		Haitian International Holdings Ltd	1,460
33,894		Haldex AB	432
105,244	*	Halim Co Ltd	357
244,996	*	Hangzhou Steam Turbine Co	267
61,790	*	Hanjin Heavy Industries & Construction Co Ltd	172
2,544,395		Hanwa Co Ltd	16,599
175,515		Hanwha Corp	5,085
34,375	*	Hanwha Corp	478
620,100		HAP Seng Consolidated BHD	1,223
2,046,000		Harbin Power Equipment	950
29,792		Hardinge, Inc	330
22,900	e	Harmonic Drive Systems, Inc	566
414,733		Harsco Corp	5,640
242,660		Havells India Ltd	1,222
590,800		Hazama Ando Corp	3,888
400,852	*	HC2 Holdings, Inc	2,377
760,457	*	HD Supply Holdings, Inc	32,327
73,406		HEICO Corp	5,663
121,567		HEICO Corp (Class A)	8,254
209,020	*,e	Heidelberger Druckmaschinen	556
285,885	*	Hellenic Technodomiki Tev S.A.	328
139,002	*	Herc Holdings, Inc	5,582
60,645	*,e	Hexagon Composites ASA	189
572,696		Hexcel Corp	29,459
40,300	e	Hibiya Engineering Ltd	572
127,352		Hillenbrand, Inc	4,884
413,825	*	Hindustan Construction Co	241
107,420		Hino Motors Ltd	1,091
4,400	e	Hirata Corp	249
45,000		Hisaka Works Ltd	339
37,691		Hitachi Construction Machinery Co Ltd	815
39,200		Hitachi Koki Co Ltd	493
681,500		Hitachi Zosen Corp	3,556
252,547		Hiwin Technologies Corp	1,153
22,779		Hochtief AG.	3,180
418,635		Hock Seng Lee BHD	149
4,704,912		Honeywell International, Inc	545,064
108,600		Hong Leong Industries BHD	228
1,652,800		Hopewell Holdings	5,693
38,409		Hoshizaki Electric Co Ltd	3,041
117,749		Hosken Consolidated Investments Ltd	1,163
761,920		Howden Joinery Group plc	3,596
3,861,000	*,e	Hsin Chong Construction Group Ltd	176
101,300	*	Huangshi Dongbei Electrical Appliance Co Ltd	194
53,707		Hubbell, Inc	6,268
16,951		Huber & Suhner AG.	941
59,931		Hudaco Industries Ltd	499
230,011		Huntington Ingalls	42,366
22,553		Hurco Cos, Inc	747
8,176		Hy-Lok Corp	143
19,483		Hyster-Yale Materials Handling, Inc	1,242
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,818		Hyundai Corp	$105
110,578		Hyundai Development Co	4,108
12,189	*	Hyundai Elevator Co Ltd	579
117,814		Hyundai Engineering & Construction Co Ltd	4,168
44,675	*	Hyundai Heavy Industries	5,366
9,791	*	Hyundai Mipo Dockyard	544
23,563	*	Hyundai Rotem Co Ltd	353
60,200		Idec Corp	561
76,749		IDEX Corp	6,912
17,267	*	IES Holdings, Inc	331
3,173,012		IJM Corp BHD	2,262
17,307		Iljin Holdings Co Ltd	92
562,654		Illinois Tool Works, Inc	68,903
77,282		IMARKETKOREA, Inc	665
89,984		IMI plc	1,151
31,537		Implenia AG.	2,331
168,257		Impregilo S.p.A.	530
19,963		IMS-Intl Metal Service	416
21,100		Inaba Denki Sangyo Co Ltd	725
47,600		Inabata & Co Ltd	524
42,068		Indus Holding AG.	2,282
42,007		Industria Macchine Automatiche S.p.A.	2,547
176,869	*	Industries Qatar QSC	5,695
92,500		Indutrade AB	1,854
7,226		Ingersoll-Rand India Ltd	73
1,298,332		Ingersoll-Rand plc	97,427
99,260		Insteel Industries, Inc	3,538
68,618		Interpump Group S.p.A.	1,123
113,270		Interserve plc	477
119,194		Invicta Holdings Ltd	596
45,793		Inwido AB	474
57,400		Iochpe-Maxion S.A.	205
233,395		IRB Infrastructure Developers Ltd	672
31,318		IS Dongseo Co Ltd	1,152
158,000		Iseki & Co Ltd	303
1,673		ISGEC Heavy Engineering Ltd	110
20,715,301	*	Ishikawajima-Harima Heavy Industries Co Ltd	53,651
1,426,950	*	Italian-Thai Development PCL	196
3,127,094		Itochu Corp	41,405
180,176		ITT, Inc	6,949
64,128	*	IVRCL Infrastructures & Projects Ltd	4
578,000		Iwatani International Corp	3,068
327,269	*	Jacobs Engineering Group, Inc	18,654
4,485,283	*	Jain Irrigation Systems Ltd	5,802
9,000	e	Jamco Corp	185
97,604		Japan Pulp & Paper Co Ltd	307
58,000		Japan Steel Works Ltd	1,026
334,514		Jardine Matheson Holdings Ltd	18,458
3,152,457		JG Summit Holdings (Series B)	4,284
38,281		JGC Corp	694
62,444		John Bean Technologies Corp	5,367
1,177,346	g	John Laing Group plc	3,929
785,530		Johnson Controls International plc	32,356
927,375		Johnson Electric Holdings Ltd	2,444
211,879		Joy Global, Inc	5,933
1,249,091		JTEKT Corp	19,918
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,024		Jungheinrich AG.	$1,175
2,959		JVM Co Ltd	105
42,657		Kadant, Inc	2,611
93,482	*	Kajaria Ceramics Ltd	640
1,912,938		Kajima Corp	13,213
38,227		Kalpataru Power Transmission Ltd	140
209,200	*	Kama Co Ltd	238
56,770		Kaman Corp	2,778
54,400		Kamei Corp	554
83,400		Kanamoto Co Ltd	2,203
322,000	e	Kandenko Co Ltd	2,900
447,000		Kanematsu Corp	751
1,316,284		KAP Industrial Holdings Ltd	717
4,930		Kardex AG.	461
20,300		Katakura Industries Co Ltd	237
16,499	e	Kato Works Co Ltd	427
257,480		Kawasaki Heavy Industries Ltd	806
1,204,373		KBR, Inc	20,101
16,935		KCC Corp	5,033
61,861		KEC International Ltd	128
387,146		Keihan Electric Railway Co Ltd	2,539
61,470		Keller Group plc	642
22,499		Kendrion NV	634
1,446,773		Kennametal, Inc	45,226
12,193		KEPCO Engineering & Construction Co, Inc	238
1,149,377	e	Keppel Corp Ltd	4,574
112,047	*,e	KEYW Holding Corp	1,321
82,278		Kier Group plc	1,394
247,700		Kinden Corp	3,083
55,000		King Slide Works Co Ltd	711
409,035		Kingspan Group plc	11,109
135,000		Kinik Co	269
177,520		KION Group AG.	9,856
186,500		Kitz Corp	1,018
63,939	*	Kloeckner & Co AG.	798
146,949	*	KLX, Inc	6,629
578,816		KOC Holding AS	2,262
27,387	*	Koenig & Bauer AG.	1,229
5,430		Kolon Corp	263
503,883		Komatsu Ltd	11,413
2,584		Komax Holding AG.	638
39,890		Komori Corp	521
318,509		Kone Oyj (Class B)	14,232
43,261	*	Konecranes Oyj	1,533
197,465		Koninklijke BAM Groep NV	913
2,047,172		Koninklijke Philips Electronics NV	62,586
68,281		Korea Aerospace Industries Ltd	3,778
8,277		Korea Cast Iron Pipe Industries Co Ltd	68
4,616		Korea Electric Terminal Co Ltd	301
9,603	*,e	Kornit Digital Ltd	121
121,673	*	Kratos Defense & Security Solutions, Inc	900
13,788	e	Krones AG.	1,259
402,958		Kubota Corp	5,742
15,484	e	KUKA AG.	1,441
13,558	*	KUKA AG.	1,639
688,000		Kumagai Gumi Co Ltd	1,762
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,934	*	Kumho Industrial Co Ltd	$111
227,000		Kung Long Batteries Industrial Co Ltd	1,107
24,198		Kurita Water Industries Ltd	532
75,270		Kuroda Electric Co Ltd	1,485
28,469	*	Kushal Tradelink Ltd	231
140,500		Kyokuto Kaihatsu Kogyo Co Ltd	1,884
234,700		Kyowa Exeo Corp	3,371
57,300		Kyudenko Corp	1,536
4,847		Kyung Dong Navien Co Ltd	173
574,024		L3 Technologies, Inc	87,315
2,488		Lakshmi Machine Works Ltd	145
360,778		Larsen & Toubro Ltd	7,147
20,432	*	Lawson Products, Inc	486
41,702	*,e	Layne Christensen Co	453
57,785		Legrand S.A.	3,278
42,002	*	Lehto Group Oyj	450
110,322		Lennox International, Inc	16,898
110,560		LG Corp	5,489
19,523		LG Hausys Ltd	1,545
26,088		LG International Corp	631
48,661	e	Lincoln Electric Holdings, Inc	3,731
52,573		Lindab International AB	420
23,031	e	Lindsay Corp	1,718
6,177		Lion Chemtech Co Ltd	104
36,366		LISI	1,173
785,065		LIXIL Group Corp	17,794
551,142		Lockheed Martin Corp	137,752
1,982,000	e	Lonking Holdings Ltd	422
79,908		LS Cable Ltd	3,920
13,263		LS Industrial Systems Co Ltd	436
84,268		LSI Industries, Inc	821
224,000	*,e	Luoyang Glass Co Ltd	147
40,849	*	Lydall, Inc	2,527
8,985		Mabuchi Motor Co Ltd	467
31,026		MacDonald Dettwiler & Associates Ltd	1,546
2,485,000		Maeda Corp	21,614
15,400		Maeda Kosen Co Ltd	168
202,000		Maeda Road Construction Co Ltd	3,369
33,531		Magellan Aerospace Corp	449
508,751	e	Maire Tecnimont S.p.A	1,378
103,748	e	Makino Milling Machine Co Ltd	810
20,407		Makita Corp	1,364
2,197,600		Malaysian Resources Corp BHD	650
25,053		MAN AG.	2,487
18,609		Manitou BF S.A.	366
416,674	*	Manitowoc Co, Inc	2,492
1,436,765	*	Manitowoc Foodservice, Inc	27,773
401,500		Marcopolo S.A.	337
1,400,858		Marubeni Corp	7,923
2,185,718		Masco Corp	69,112
117,060	*	Masonite International Corp	7,703
172,109	*	Mastec, Inc	6,583
57,000		Max Co Ltd	695
1,014,711		Meggitt plc	5,730
164,000		Meidensha Corp	563
4,364,688		Melrose Industries plc	10,609
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
178,008	*	Mercury Systems, Inc	$5,379
179,065	*	Meritor, Inc	2,224
9,100	e	METAWATER Co Ltd	215
28,463		Metka S.A.	191
21,198		Metso Oyj	603
71,003		Micron Machinery Co Ltd	2,248
184,090	*	Middleby Corp	23,713
30,769	*	Milacron Holdings Corp	573
24,025		Miller Industries, Inc	635
1,149,600		Minebea Co Ltd	10,727
419,200	e	Miraito Holdings Corp	3,778
197,500		MISUMI Group, Inc	3,244
2,433,787		Mitsubishi Corp	51,690
805,757		Mitsubishi Electric Corp	11,207
1,890,952		Mitsubishi Heavy Industries Ltd	8,596
31,000		Mitsubishi Nichiyu Forklift Co Ltd	225
40,700		Mitsuboshi Belting Co Ltd	346
2,407,216		Mitsui & Co Ltd	32,984
2,888,000		Mitsui Engineering & Shipbuilding Co Ltd	4,466
75,000		Miura Co Ltd	1,138
3,138,230		MMC Corp BHD	1,630
141,191		Monadelphous Group Ltd	1,141
89,600	e	MonotaRO Co Ltd	1,827
110,181	*,e	Moog, Inc (Class A)	7,237
621,555		Morgan Crucible Co plc	2,186
173,700	e	Mori Seiki Co Ltd	2,103
22,400		Morita Holdings Corp	317
280,403	e	Mota Engil SGPS S.A.	475
600,675	*	MRC Global, Inc	12,170
216,252		MSC Industrial Direct Co (Class A)	19,980
62,527		MTU Aero Engines Holding AG.	7,212
199,443		Mueller Industries, Inc	7,970
619,228		Mueller Water Products, Inc (Class A)	8,242
1,091,200		Muhibbah Engineering M BHD	542
1,116,126		Murray & Roberts Holdings Ltd	936
127,118	*	MYR Group, Inc	4,790
20,027		Nabtesco Corp	464
138,332		Nachi-Fujikoshi Corp	598
977,433	*	Nagarjuna Construction Co	1,156
155,600		Nagase & Co Ltd	2,029
42,900		Namura Shipbuilding Co Ltd	293
455,197	*	National Central Cooling Co PJSC	249
10,340	e	National Presto Industries, Inc	1,100
127,124	*	Navistar International Corp	3,988
129,489		NCC AB (B Shares)	3,199
252,470	*	NCI Building Systems, Inc	3,951
8,300	e	NEC Capital Solutions Ltd	129
52,092	*	Neff Corp	735
60,385	e	New Flyer Industries, Inc	1,837
103,287	*	Nexans S.A.	5,342
124,451		NGK Insulators Ltd	2,409
391,734		Nibe Industrier AB	3,080
117,000		Nichias Corp	1,125
12,500		Nichiden Corp	336
22,600		Nichiha Corp	557
87,925		Nidec Corp	7,570
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,100	e	Nihon Trim Co Ltd	$197
180,000		Nippo Corp	3,353
25,200	e	Nippon Densetsu Kogyo Co Ltd	402
11,000		Nippon Koei Co Ltd	243
123,000		Nippon Road Co Ltd	479
301,730	*,e	Nippon Sharyo Ltd	719
77,200	*	Nippon Sheet Glass Co Ltd	560
39,245		Nippon Steel Trading Co Ltd	1,512
55,200		Nippon Thompson Co Ltd	233
878,000		Nishimatsu Construction Co Ltd	4,243
14,700		Nishio Rent All Co Ltd	450
356,400		Nisshinbo Industries, Inc	3,432
182,100		Nissin Electric Co Ltd	2,005
27,500		Nitta Corp	747
387,000		Nitto Boseki Co Ltd	1,510
20,500		Nitto Kogyo Corp	279
8,373		Nitto Kohki Co Ltd	185
22,935		NKT Holding AS	1,617
56,029	e	NN, Inc	1,067
8,014,900	*,e	Noble Group Ltd	935
20,151		Nolato AB (B Shares)	582
53,877	*,e	Nordex AG.	1,154
134,147		Nordson Corp	15,031
10,291		Noritake Co Ltd	250
22,300		Noritz Corp	376
74,535		NORMA Group	3,175
888,958		Northrop Grumman Corp	206,754
236,435	*	NOW, Inc	4,840
566,531		NSK Ltd	6,543
609,000		NTN Corp	2,457
16,111	*	NV5 Holdings, Inc	538
2,554,924		NWS Holdings Ltd	4,153
10,700		Obara Corp	476
1,642,870		Obayashi Corp	15,685
102,135	e	Obrascon Huarte Lain S.A.	353
174,226		OC Oerlikon Corp AG.	1,709
4,446		OHB AG.	87
125,400		Oiles Corp	2,251
110,100		Okabe Co Ltd	903
240,641		Okuma Holdings, Inc	2,290
471,000		Okumura Corp	2,645
6,613		Omega Flex, Inc	369
60,272	*	Orascom Construction Ltd	316
131,560		Orbital ATK, Inc	11,542
83,000		Organo Corp	334
93,813	*	Orion Marine Group, Inc	933
65,600	e	OSG Corp	1,288
125,474		Oshkosh Truck Corp	8,107
408,400	e	OSJB Holdings Corp	829
35,066		Osram Licht AG.	1,836
9,419		Otokar Otobus Karoseri Sanayi AS	356
2,679,500		Owens Corning, Inc	138,155
678,631		Paccar, Inc	43,365
5,202		Palfinger AG.	157
300,000		Pantaloon Retail India Ltd	74
1,345,158		Parker Hannifin Corp	188,322
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,192	*	Patrick Industries, Inc	$3,753
421,659		Peab AB (Series B)	3,337
137,522		Pentair plc	7,711
621,000		Penta-Ocean Construction Co Ltd	2,996
44,660		PER Aarsleff A.S.	1,113
482,200		PESTECH International Bhd	166
21,085		Pfeiffer Vacuum Technology AG.	1,967
103,597	*	PGT, Inc	1,186
38,459	*	Philips Lighting NV	947
10,860		Pinguely-Haulotte	161
17,308		Pkc Group Oyj	288
371,945	*,e	Plug Power, Inc	446
231,473	*	Ply Gem Holdings, Inc	3,761
88,671	*	PNC Infratech Ltd	135
395,953		Polypipe Group plc	1,581
35,908		Ponsse Oy	906
28,708		Porr AG.	1,176
18,043		Powell Industries, Inc	704
13,678	*,e	Power Solutions International, Inc	103
6,219		Preformed Line Products Co	361
84,588	e	Primoris Services Corp	1,927
52,203	*,e	Proto Labs, Inc	2,681
93,446		Prysmian S.p.A.	2,395
11,783,905		PT Adhi Karya Persero Tbk	1,813
1,985,600		PT AKR Corporindo Tbk	882
13,121,400		PT Arwana Citramulia Tbk	506
1,217,100		PT Asahimas Flat Glass Tbk	605
2,803,600	*,m	PT Inovisi Infracom Tbk	24
3,159,588		PT Pembangunan Perumahan Tbk	892
6,150,400	*	PT Sitara Propertindo Tbk	299
12,026,200		PT Surya Semesta Internusa Tbk	386
5,516,900		PT Waskita Karya Persero Tbk	1,040
3,210,223		PT Wijaya Karya	561
1,580,665		QinetiQ plc	5,117
210,745		Quanex Building Products Corp	4,278
756,257	*	Quanta Services, Inc	26,356
103,900		Raito Kogyo Co Ltd	1,064
167,248		Ramirent Oyj	1,299
203,913	*	Randon Participacoes S.A.	216
2,915		Rational AG.	1,300
248,687		Raubex Group Ltd	445
77,349		Raven Industries, Inc	1,949
1,305,879	e	Raytheon Co	185,435
48,746	*	RBC Bearings, Inc	4,524
641,917		Rechi Precision Co Ltd	626
115,886		Regal-Beloit Corp	8,025
296,538	*,e	Reliance Worldwide Corp Ltd	684
466,509	e	Reunert Ltd	2,308
376,221		Rexel S.A.	6,181
332,965	*	Rexnord Corp	6,523
135,428		Rheinmetall AG.	9,089
2,421		Rieter Holding AG.	421
117,491		Rockwell Automation, Inc	15,791
237,212	e	Rockwell Collins, Inc	22,004
6,427		Rockwool International AS (B Shares)	1,133
1,217,868		Rolls-Royce Group plc	10,003
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
549,682		Roper Industries, Inc	$100,636
743,402		Rotork plc	2,206
14,103	*	Rush Enterprises, Inc	435
85,125	*	Rush Enterprises, Inc (Class A)	2,715
62,736		Russel Metals, Inc	1,195
1,217,000		Ryobi Ltd	4,764
18,088		S&T Dynamics Co Ltd	139
54,994		Saab AB (Class B)	2,051
429,450	*,e	Sacyr Vallehermoso S.A.	999
121,612	*	Sadbhav Engineering Ltd	492
227,070		Safran S.A.	16,332
725,298		Salfacorp S.A.	520
7,439		Sam Yung Trading Co Ltd	109
22,057	*	Samho International Co Ltd	309
237,356	*	Samsung Engineering Co Ltd	2,017
272,751	*	Samsung Heavy Industries Co Ltd	2,083
37,624		Samsung Techwin Co Ltd	1,352
132,623		San Shing Fastech Corp	226
900,993		Sandvik AB	11,115
34,000	e	Sanki Engineering Co Ltd	283
50,000		Sanko Gosei Ltd	133
22,600		Sankyo Tateyama, Inc	307
334,000		Sanwa Shutter Corp	3,177
1,014,000	*,e	Sany Heavy Equipment International	162
38,000		Sanyo Denki Co Ltd	265
19,015		Schindler Holding AG.	3,349
7,421		Schindler Holding AG. (Registered)	1,295
43,681	*	Schneider Electric Infrastructure Ltd	87
2,873,119		Schneider Electric S.A.	199,591
2,493		Schweiter Technologies AG.	2,815
388,391		Seibu Holdings, Inc	6,954
121,100		Sekisui Jushi Corp	1,909
796,283		SembCorp Industries Ltd	1,562
724,900		SembCorp Marine Ltd	687
9,272	e	Semperit AG. Holding	251
338,427		Senior plc	809
2,969	*	Sensata Technologies Holding BV	116
14,634	*	Senvion S.A.	188
312,959	e	Seven Network Ltd	1,765
16,491		SFS Group AG.	1,346
99,769	*,e	SGL Carbon AG.	876
250,408	*	SGSB Group Co Ltd	287
100,200	*	Shanghai Automation Instrumentation Co Ltd	142
2,728,000	e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	264
353,880		Shanghai Diesel Engine Co Ltd	303
3,523,025	*,e	Shanghai Electric Group Co Ltd	1,570
294,400		Shanghai Highly Group Co Ltd	247
2,729,508		Shanghai Industrial Holdings Ltd	7,359
2,306,000		Shanghai Prime Machinery Co Ltd	406
170,553		Shapir Engineering and Industry Ltd	371
26,700	e	Shibuya Kogyo Co Ltd	558
273,492		Shikun & Binui Ltd	522
19,200		Shima Seiki Manufacturing Ltd	648
348,451		Shimizu Corp	3,181
142,000		Shin Zu Shing Co Ltd	363
137,590		Shinmaywa Industries Ltd	1,234
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,600		Shinnihon Corp	$214
18,700		SHO-BOND Holdings Co Ltd	776
1,758,366		Siemens AG.	215,294
123,120		Siemens India Ltd	2,013
8,344	*	SIF Holding NV	136
1,200,794		SIG plc	1,527
2,594,160		Sime Darby BHD	4,680
87,005		Simpson Manufacturing Co, Inc	3,806
1,317,287		Singapore Technologies Engineering Ltd	2,926
58,500		Sinko Industries Ltd	700
599,657		Sino Thai Engineering & Construction PCL	463
2,853,996		Sinopec Engineering Group Co Ltd	2,377
1,748,000	e	Sinotruk Hong Kong Ltd	1,240
880,560	*	Sintex Industries Ltd	969
98,500		Sintokogio Ltd	856
35,608	*	SiteOne Landscape Supply, Inc	1,237
71,846		SK C&C Co Ltd	13,639
137,660		SK Networks Co Ltd	788
1,217,022		Skanska AB (B Shares)	28,654
141,736		SKF AB (B Shares)	2,599
1,694,200		SKP Resources BHD	486
9,433	*,e	SLM Solutions Group AG.	323
227,580		SM Investments Corp	2,996
13,392		SMC Corp	3,186
506,616		Smiths Group plc	8,819
177,164		Snap-On, Inc	30,343
158,250		SNC-Lavalin Group, Inc	6,811
37,200		Sodick Co Ltd	307
2,360,000		Sojitz Holdings Corp	5,714
3,909		Solar Holdings AS (B Shares)	199
18,281		Somany Ceramics Ltd	131
18,014	*	Sparton Corp	430
65,841		SPIE S.A.	1,386
62,778		Spirax-Sarco Engineering plc	3,231
493,444	*	Spirit Aerosystems Holdings, Inc (Class A)	28,792
283,328	*	SPX Corp	6,721
387,545	*	SPX FLOW, Inc	12,425
90,128		Standex International Corp	7,918
494,572		Stanley Works	56,722
28,100		Star Micronics Co Ltd	382
53,484	*	Ste Industrielle d’Aviation Latecoere S.A.	236
4,404,720		STP & I PCL	1,359
13,140		Sulzer AG.	1,353
1,382,770		Sumitomo Corp	16,233
49,600		Sumitomo Densetsu Co Ltd	544
4,587,813		Sumitomo Heavy Industries Ltd	29,459
3,512,300		Sumitomo Mitsui Construction C	3,683
8,470,000	*	Summit Ascent Holdings Ltd	2,106
—	*,e	Summit Ascent Holdings Ltd	0	^
51,545		Sun Hydraulics Corp	2,060
15,197		Sung Kwang Bend Co Ltd	111
126,809	*,e	Sunrun, Inc	673
128,000		Sunspring Metal Corp	159
2,071,422		Sunway Construction Group BHD	784
183,161		Supreme Industries, Inc	2,876
2,024,588	*	Suzlon Energy Ltd	410
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
135,997	e	Sweco AB (B Shares)	$2,684
406,000		Syncmold Enterprise Corp	791
99,500		Tadano Ltd	1,251
8,557	*	Taewoong Co Ltd	159
34,278	*	Taeyoung Engineering & Construction	154
91,000	e	Taihei Dengyo Kaisha Ltd	882
64,900		Taikisha Ltd	1,580
953,096		Taisei Corp	6,655
1,100,670	*	Taiwan Glass Industrial Corp	453
213,493		Takamatsu Corp	4,534
29,164		Takara Standard Co Ltd	477
38,900		Takasago Thermal Engineering Co Ltd	500
96,200		Takeuchi Manufacturing Co Ltd	2,132
95,300		Takuma Co Ltd	813
85,794	*,e,g	Talgo S.A.	407
48,177		Tarkett S.A.	1,728
112,722	*,e	Taser International, Inc	2,732
42,100		Tatsuta Electric Wire and Cable Co Ltd	163
2,311,679		Teco Electric and Machinery Co Ltd	1,994
15,600	e	Teikoku Sen-I Co Ltd	204
880,283		Tekfen Holding AS	1,611
82,000	e	Tekken Corp	240
73,058	*	Teledyne Technologies, Inc	8,986
48,256		Tennant Co	3,436
2,244,294		Terex Corp	70,763
44,229		Texmaco Rail & Engineering Ltd	71
51,882		Textainer Group Holdings Ltd	387
3,769,964		Textron, Inc	183,069
238,148		Thales S.A.	23,072
33,586	*,e	The ExOne Company	314
46,060	*	Thermax Ltd	504
66,608	*	Thermon Group Holdings	1,272
65,792		THK Co Ltd	1,453
660,011		Timken Co	26,202
16,827		Timken India Ltd	148
96,733	e	Titan International, Inc	1,084
75,902	*,e	Titan Machinery, Inc	1,106
101,498		TKH Group NV	4,014
25,900		Toa Corp/Tokyo	441
11,600		Tocalo Co Ltd	251
650,000		Toda Corp	3,416
33,000		Toenec Corp	162
328,600	e	Tokai Corp	2,293
491,560		Tokyu Construction Co Ltd	3,947
226,838		Toro Co	12,692
114,459		Toromont Industries Ltd	3,610
2,759,957	*	Toshiba Corp	6,667
84,964		Toshiba Machine Co Ltd	340
96,400	e	Toshiba Plant Systems & Services Corp	1,268
21,600		Totetsu Kogyo Co Ltd	559
85,975		Toto Ltd	3,396
65,700		Toyo Construction Co Ltd	230
115,000		Toyo Engineering Corp	306
9,300	e	Toyo Tanso Co Ltd	149
230,536		Toyota Tsusho Corp	5,992
40,648	*,e	TPI Composites, Inc	652
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,674,077		Trakya Cam Sanayi AS	$1,347
171,658		TransDigm Group, Inc	42,736
1,682,057		Travis Perkins plc	30,069
292,654		Trelleborg AB (B Shares)	5,747
164,580	e	Trencor Ltd	342
102,576	*	Trex Co, Inc	6,606
103,773	*	Trimas Corp	2,439
157,846		Trinity Industries, Inc	4,382
119,843		Triton International Ltd	1,894
898,235		Triumph Group, Inc	23,803
67,400		Trusco Nakayama Corp	1,409
17,700		Tsubaki Nakashima Co Ltd	257
134,000		Tsubakimoto Chain Co	1,087
47,000		Tsugami Corp	269
20,900		Tsukishima Kikai Co Ltd	219
14,800		Tsurumi Manufacturing Co Ltd	214
516,211		Turk Sise ve Cam Fabrikalari AS	560
111,727	*	Tutor Perini Corp	3,128
530,900		UEM Edgenta BHD	408
60,097		Ultra Electronics Holdings	1,438
7,900	e	Union Tool Co	205
459,100		Unique Engineering & Construction PCL	253
1,314,100		United Engineers Ltd	2,323
781,000		United Integrated Services Co Ltd	1,194
417,552	*	United Rentals, Inc	44,085
771,169		United Technologies Corp	84,536
125,658	*	Univar, Inc	3,565
113,105		Universal Forest Products, Inc	11,557
46,925		Uponor Oyj	814
1,335,338	*,e	USG Corp	38,565
436,500		Ushio, Inc	5,552
342,884		Valmet Corp	5,034
81,279		Valmont Industries, Inc	11,452
225,100		Vanachai Group PCL	90
24,027	*	VAT Group AG.	2,002
66,446	*	Vectrus, Inc	1,585
28,374	*	Veritiv Corp	1,525
433,436		Vestas Wind Systems AS	28,071
185,435		Vesuvius plc	902
65,840		V-Guard Industries Ltd	157
41,826	*	Vicor Corp	632
1,563,340		Vinci S.A.	106,346
928,000	*,e	Vision Fame International Holding Ltd	292
89,747		Voltas Ltd	432
44,995		Voltronic Power Technology Corp	622
583,163		Volvo AB (B Shares)	6,789
8,375	*	Vossloh AG.	526
39,670		W.W. Grainger, Inc	9,213
137,494	*,e	Wabash National Corp	2,175
279,341	*	WABCO Holdings, Inc	29,652
21,023		Wacker Construction Equipment AG.	341
18,949	e	Wajax Income Fund	325
33,500		Wakita & Co Ltd	279
7,141,000		Walsin Lihwa Corp	2,617
2,601		Walter Meier AG.	92
36,575		Wartsila Oyj (B Shares)	1,640
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,420		Watsco, Inc	$15,615
58,769		Watts Water Technologies, Inc (Class A)	3,832
1,935,912		WCT Berhad	745
629,618		Weg S.A.	2,992
1,251,142		Weichai Power Co Ltd	1,919
2,061,097		Weir Group plc	47,898
3,798,000		Welling Holding Ltd	702
58,281	*	WESCO International, Inc	3,879
155,895	e	Westinghouse Air Brake Technologies Corp	12,942
8,897	*	Willis Lease Finance Corp	228
42,330		Wilson Bayly Holmes-Ovcon Ltd	475
490,115		Wolseley plc	29,920
114,142		Woodward Governor Co	7,882
164,511	e	WSP Global, Inc	5,476
413,112		Xxentria Technology Materials Corp	1,013
501,174		Xylem, Inc	24,818
104,800	e	Yahagi Construction Co Ltd	967
118,900		YAMABIKO Corp	1,651
48,100		Yamazen Corp	401
1,868,018		Yangzijiang Shipbuilding	1,047
51,194		Yazicilar Holding AS	191
97,860		YIT Oyj	779
25,400		Yokogawa Bridge Holdings Corp	295
46,700		Yuasa Trading Co Ltd	1,163
880,000		Yungtay Engineering Co Ltd	1,221
179,000		Yurtec Corp	1,212
8,200		Yushin Precision Equipment Co Ltd	203
168,239		Zardoya Otis S.A.	1,420
9,223	*	Zehnder Group AG.	291
268,000		Zhengzhou Coal Mining Machinery Group Co Ltd	140
667,141		Zhuzhou CSR Times Electric Co Ltd	3,369
140,774		Zodiac S.A.	3,228
24,166		Zumtobel AG.	432
		TOTAL CAPITAL GOODS	9,174,263

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
46,400	*,e	51job, Inc (ADR)	1,568
119,427		ABM Industries, Inc	4,877
192,051	*	Acacia Research (Acacia Technologies)	1,248
300,621	*	ACCO Brands Corp	3,923
333,804		Adecco S.A.	21,790
60,064	*	Advanced Disposal Services, Inc	1,335
87,905	*	Advisory Board Co	2,923
23,400		Aeon Delight Co Ltd	653
118,181		AF AB	2,162
244,850		Aggreko plc	2,764
612,618		ALS Ltd	2,662
10,916		Amadeus Fire AG	844
58,025		American Banknote S.A.	439
111,119		Applus Services S.A.	1,126
28,035	*,e	Aqua Metals, Inc	368
149,535	*	ARC Document Solutions, Inc	760
17,492		Assystem	487
229,071		Atkins WS plc	4,111
239,738		Babcock International Group	2,812
14,661		Barrett Business Services, Inc	940
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
376,000	*	Beijing Development HK Ltd	$67
28,900		Bell System24 Holdings, Inc	243
11,700		Benefit One, Inc	289
4,768	e	Bertrandt AG.	485
29,501	*,e	Bilfinger Berger AG.	1,136
709,529		Blue Label Telecoms Ltd	935
2,736,000	*	Blue Sky Power Holdings Ltd	215
159,302		Brady Corp (Class A)	5,982
1,747,233		Brambles Ltd	15,592
113,852		Bravida Holding AB	689
118,492		Brink’s Co	4,888
17,878		Brunel International NV	289
231,106		Bureau Veritas S.A.	4,473
98,947		Cabcharge Australia Ltd	277
96,540		Cape plc	174
582,389		Capita Group plc	3,808
4,062,000	*,e	Capital Environment Holdings Ltd	141
171,355	*	Casella Waste Systems, Inc (Class A)	2,127
76,007	e	Caverion Corp	633
343,217	*	CBIZ, Inc	4,702
68,506		CEB, Inc	4,151
206,676		Ceco Environmental Corp	2,883
27,980		Cewe Color Holding AG.	2,482
2,730,951	e	China Everbright International Ltd	3,080
604,000	e	China Greenland Broad Greenstate Group Co Ltd	100
184,573		Cintas Corp	21,329
143,860	*	Clean Harbors, Inc	8,006
72,000		Cleanaway Co Ltd	367
4,113,660		Cleanaway Waste Management Ltd	3,643
299,349		CNH Industrial NV (NYSE)	2,601
37,685	*,e	Cogint, Inc	130
3,293	e	Compx International, Inc	53
—	*,e	Connaught plc	0	^
286,699	*	Copart, Inc	15,886
294,724	e	Covanta Holding Corp	4,598
35,310		CRA International, Inc	1,292
286,611		Dai Nippon Printing Co Ltd	2,828
31,000		Daiseki Co Ltd	634
175,826		Davis Service Group plc	1,885
105,681		De La Rue plc	801
104,087		Deluxe Corp	7,454
57,904		Derichebourg	256
1,311,272		Downer EDI Ltd	5,742
85,404		Dun & Bradstreet Corp	10,361
31,898		Duskin Co Ltd	655
360,271	*,m	Dyax Corp	400
351,000	e	Dynagreen Environmental Protection Group Co Ltd	152
1,251,372		Edenred	24,778
10,034		Elanders AB	117
73,078		Elis S.A.	1,303
17,800	*	en-japan, Inc	318
93,813		Ennis, Inc	1,628
117,514		Essendant, Inc	2,456
1,417,168		Experian Group Ltd	27,439
71,717		Exponent, Inc	4,325
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,587		Fila S.p.A	$237
52,673	*	Franklin Covey Co	1,061
109,705	*	FTI Consulting, Inc	4,945
22,000	*	Funai Soken Holdings, Inc	345
15,463,000	*,m	Fung Choi Media Group Ltd	107
40,791		G & K Services, Inc (Class A)	3,934
18,092		Gategroup Holding AG.	940
9,036		GL Events	162
25,787	*	GP Strategies Corp	738
670,000	*	Greentown Service Group Co Ltd	226
1,428,258		Group 4 Securicor plc	4,128
12,522		Groupe CRIT	896
71,102		Gunnebo AB	301
7,820,893		Hays plc	14,351
148,790		Healthcare Services Group	5,828
87,200		Heidrick & Struggles International, Inc	2,106
35,775	*	Heritage-Crystal Clean, Inc	562
190,979		Herman Miller, Inc	6,531
76,509	*	Hill International, Inc	333
141,993		HNI Corp	7,940
638,450		HomeServe plc	4,878
68,238	*	Huron Consulting Group, Inc	3,456
70,340	*	ICF International, Inc	3,883
200,906	*	IHS Markit Ltd	7,114
3,032	*	Indiabulls Wholesale Service	1
79,569	*,e	Innerworkings, Inc	784
126,767		Insperity, Inc	8,994
366,526		Interface, Inc	6,799
242,142		Intertek Group plc	10,378
291,194	e	Intrum Justitia AB	9,817
71,585	e	IPH Ltd	264
320,129		ISS A.S.	10,789
85,782	e	ITAB Shop Concept AB	765
36,400		Itoki Corp	230
1,277,379		IWG plc	3,864
14,600		JAC Recruitment Co Ltd	164
2,689		Kaba Holding AG.	1,996
306,726		KAR Auction Services, Inc	13,073
61,748		Kelly Services, Inc (Class A)	1,415
26,851		KEPCO Plant Service & Engineering Co Ltd	1,203
179,425		Kforce, Inc	4,145
192,579		Kimball International, Inc (Class B)	3,382
214,735		Knoll, Inc	5,998
177,100		Kokuyo Co Ltd	2,035
208,930		Korn/Ferry International	6,149
175,000		Kyodo Printing Co Ltd	598
204,090		Loomis AB	6,060
151,749		LSC Communications, Inc	4,504
391,801		Manpower, Inc	34,819
12,562		Matsuda Sangyo Co Ltd	161
69,599		Matthews International Corp (Class A)	5,349
67,913		McGrath RentCorp	2,662
159,235		McMillan Shakespeare Ltd	1,247
40,400		Meitec Corp	1,543
1,199,987		Michael Page International plc	5,763
132,962	*	Mistras Group, Inc	3,414
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
301,599	e	Mitie Group	$833
14,272		Mitsubishi Pencil Co Ltd	749
94,259		Mobile Mini, Inc	2,851
17,191		Moleskine S.p.A	43
40,707		Morneau Sobeco Income Fund	582
33,200		Moshi Moshi Hotline, Inc	327
100,554		MSA Safety, Inc	6,971
29,376		Multi-Color Corp	2,280
180,686	*	Navigant Consulting, Inc	4,730
624,796		Nielsen NV	26,210
15,300		Nippon Kanzai Co Ltd	237
171,300		Nippon Parking Development Co Ltd	243
23,660	e	Nissha Printing Co Ltd	569
19,906	*	NL Industries, Inc	162
83,000		Nomura Co Ltd	1,198
191,700		Okamura Corp	1,719
192,131	*	On Assignment, Inc	8,484
9,200	e	Outsourcing, Inc	286
17,768		Oyo Corp	213
79,300		Park24 Co Ltd	2,147
37,200		Pilot Corp	1,534
658,213		Pitney Bowes, Inc	9,998
38,200		Prestige International, Inc	270
242,497		Programmed Maintenance Services Ltd	336
744,448		Prosegur Cia de Seguridad S.A.	4,646
244,161		Quad Graphics, Inc	6,563
527,251		Randstad Holdings NV	28,560
314,000	*,e	Realord Group Holdings Ltd	216
444,459		Recruit Holdings Co Ltd	17,812
4,501,043		Rentokil Initial plc	12,314
620,696		Republic Services, Inc	35,411
100,841		Resources Connection, Inc	1,941
85,894	e	Restore plc	400
172,613		Ritchie Bros Auctioneers, Inc	5,856
240,400		Riverstone Holdings Ltd	146
416,500		Robert Half International, Inc	20,317
204,397		Rollins, Inc	6,905
245,808		RPS Group plc	674
325,119	*	RPX Corp	3,511
225,246		RR Donnelley & Sons Co	3,676
22,078		S1 Corp (Korea)	1,603
19,452		Sato Corp	389
238,254		Secom Co Ltd	17,408
330,936		Securitas AB (B Shares)	5,191
730,928		Seek Ltd	7,828
938,897	*	Serco Group plc	1,656
338,504		SG Fleet Group Ltd	813
5,544		SGS S.A.	11,264
100,500	*,m	Shanghai Youngsun Investment C	294
327,100	*	Shanghai Zhongyida Co Ltd	171
709,168		Shanks Group plc	804
188,225	e	Shenzhen Dongjiang Environmental Co Ltd	327
125,772		SmartGroup Corp Ltd	569
38,332		Societe BIC S.A.	5,208
67,100		Sohgo Security Services Co Ltd	2,576
50,631	*	SP Plus Corp	1,425
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,783		Sporton International, Inc	$184
886,204		Spotless Group Holdings Ltd	632
97,370	e	Stantec, Inc	2,460
181,816		Steelcase, Inc (Class A)	3,254
424,458	*	Stericycle, Inc	32,700
36,000		Sunny Friend Environmental Technology Co Ltd	126
17,932		Synergie S.A	661
380,520		Taiwan Secom Co Ltd	1,046
103,020		Taiwan-Sogo Shinkong Security Corp	128
90,000	e	Takeei Corp	739
97,500		Tanseisha Co Ltd	667
61,959	*	Team, Inc	2,432
29,200		TechnoPro Holdings, Inc	933
195,356		Teleperformance	19,586
270,500		Temp Holdings Co Ltd	4,183
163,331		Tetra Tech, Inc	7,048
312,000		Tianjin Capital Environmental Protection Group Co Ltd	163
147,500		Toppan Forms Co Ltd	1,536
494,669		Toppan Printing Co Ltd	4,717
31,000		Tosho Printing Co Ltd	130
111,938	*,m	Towers Watson & Co	13,688
170,553		Tox Free Solutions Ltd	318
178,098		Transcontinental, Inc	2,943
137,713	*	TransUnion	4,259
71,416	*	TRC Cos, Inc	757
304,227	*	TriNet Group, Inc	7,794
210,944	*	TrueBlue, Inc	5,200
47,648		Unifirst Corp	6,845
66,415		US Ecology, Inc	3,264
519,200	*	Verisk Analytics, Inc	42,143
42,016		Viad Corp	1,853
20,038		VSE Corp	778
109,627	*	WageWorks, Inc	7,948
12		Waste Connections, Inc	1
1,900,672		Waste Management, Inc	134,777
153,305		West Corp	3,796
166,322		Wolters Kluwer NV	6,016
40,200	e	Yumeshin Holdings Co Ltd	270
2,700	*,e	Zhaopin Ltd (ADR)	41
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,107,899

CONSUMER DURABLES & APPAREL - 2.1%
592,000		361 Degrees International Ltd	228
46,406	*	Accell Group NV	1,070
40,400	*,e	Acushnet Holdings Corp	796
1,056,405		Adidas-Salomon AG.	166,614
22,591	*	Agabang&Company	144
85,766		Aksa Akrilik Kimya Sanayii	223
433,000		Alpargatas S.A.	1,330
32,500		Alpine Electronics, Inc	422
433,391		Amer Sports Oyj (A Shares)	11,501
189,585	*	American Outdoor Brands Corp	3,996
2,955,157		AmTRAN Technology Co Ltd	2,020
4,217,235		Anta Sports Products Ltd	12,533
223,274		Arcelik AS	1,341
28,460	*,e	Arctic Cat, Inc	427
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,500		Arezzo Industria e Comercio S.A.	$366
113,237		Arvind Ltd	587
116,038		Asics Corp	2,312
21,632		Bajaj Electricals Ltd	69
55,449	*	Bang & Olufsen AS (B Shares)	627
3,397,707		Barratt Developments plc	19,316
34,819		Bassett Furniture Industries, Inc	1,059
329,000		Basso Industry Corp	949
27,184		Bata India Ltd	180
347,942	*	Beazer Homes USA, Inc	4,628
10,748,293		Belle International Holdings Ltd	6,021
393,169		Bellway plc	11,985
30,062		Beneteau S.A.	435
499,603		Berkeley Group Holdings plc	17,271
666,000		Best Pacific International Holdings Ltd	512
3,042		Bijou Brigitte AG.	177
147,663	*	Bonava AB	2,288
2,608,000		Bosideng International Holdings Ltd	225
156,380		Bovis Homes Group plc	1,578
77,832		Breville Group Ltd	486
90,210	*	BRP, Inc	1,905
24,477	e	Brunello Cucinelli S.p.A	524
91,568		Brunswick Corp	4,994
445,992		Burberry Group plc	8,219
1,937,000	*	C.banner International Holdings Ltd	576
5,408,582	*,e	Cairn Homes plc	7,686
289,338	e	CalAtlantic Group, Inc	9,840
917,461		Callaway Golf Co	10,055
161,849		Carter’s, Inc	13,982
240,115		Casio Computer Co Ltd	3,384
36,061	*	Cavco Industries, Inc	3,601
26,119		CCC S.A.	1,269
32,553	*	Century Communities, Inc	684
22,231,400		China Dongxiang Group Co	4,006
1,013,000		China Lilang Ltd	569
1,131,000	*,m	China Longevity Group Co Ltd	1
13,700		Chofu Seisakusho Co Ltd	307
77,719		Christian Dior S.A.	16,283
631,054		Cie Financiere Richemont S.A.	41,707
1,212,000		Citychamp Watch & Jewellery Group Ltd	296
101,000		Clarion Co Ltd	361
36,500		Cleanup Corp	297
638,019		Coach, Inc	22,343
73,584		Columbia Sportswear Co	4,290
1,321,500		Consorcio ARA, S.A. de C.V.	414
9,900		Corona Corp	97
221,000		Corpovael S.A. de C.V.	148
505,000	e,g	Cosmo Lady China Holdings Co Ltd	195
767,356		Crest Nicholson Holdings plc	4,272
157,684	*	CROCS, Inc	1,082
491,233	*	Crompton Greaves Consumer Electricals Ltd	1,056
17,042		CSS Industries, Inc	461
31,889		Culp, Inc	1,185
3,374,500		Cyrela Brazil Realty S.A.	10,613
70,410	*,e	Deckers Outdoor Corp	3,900
58,181		De’Longhi S.p.A.	1,381

40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,181	*	Delta Apparel, Inc	$315
7,493		Delta-Galil Industries Ltd	217
33,690		Descente Ltd	387
56,065		Dorel Industries, Inc (Class B)	1,620
1,025,497		DR Horton, Inc	28,027
63,057		Duni AB	865
229,793		Eclat Textile Co Ltd	2,393
1,113,828		Electrolux AB (Series B)	27,580
24,726		Escalade, Inc	326
52,450		Ethan Allen Interiors, Inc	1,933
246,900		Even Construtora e Incorporadora S.A.	280
322,150		Ez Tec Empreendimentos e Participacoes S.A.	1,548
427,672		Feng TAY Enterprise Co Ltd	1,584
13,600	e	Fields Corp	158
8,625		Fila Korea Ltd	503
13,814		Flexsteel Industries, Inc	852
1,026		Forbo Holding AG.	1,322
515,852		Formosa Taffeta Co Ltd	471
232,694		Forus S.A.	783
473,547	*,e	Fossil Group, Inc	12,246
18,891		Foster Electric Co Ltd	356
55,600		France Bed Holdings Co Ltd	441
339,999	*,e,m	Fuguiniao Co Ltd	170
42,900		Fujibo Holdings Inc	1,216
101,000		Fujitsu General Ltd	2,133
17,300		Funai Electric Co Ltd	136
313,400		Gafisa S.A.	179
203,121	e	Garmin Ltd	9,849
65,981	e	Geox S.p.A.	153
20,249	e	Gerry Weber International AG.	234
300,439		Giant Manufacturing Co Ltd	1,701
92,424	*,e	G-III Apparel Group Ltd	2,732
365,021		Gildan Activewear, Inc	9,268
14,234,000	*	Global Brands Group Holding Ltd	1,883
58,028	*	GNCO Co Ltd	366
4,500		Goldwin, Inc	200
621,000	*,e	Goodbaby International Holding	297
198,127	*,e	GoPro, Inc	1,726
56,828	*,e	Green Brick Partners, Inc	571
10,100		Guararapes Confeccoes S.A.	188
69,139		GUD Holdings Ltd	521
524,000		Gunze Ltd	1,739
1,502,944		Haier Electronics Group Co Ltd	2,358
12,036		Handsome Co Ltd	347
773,872		Hanesbrands, Inc	16,692
15,807		Hansae Co Ltd	335
34,480		Hansae Yes24 Holdings Co Ltd	296
20,036		Hanssem Co Ltd	3,294
265,209		Harman International Industries, Inc	29,481
210,011	e	Hasbro, Inc	16,337
691,900		Haseko Corp	7,015
787,848		Hefei Meiling Co Ltd	459
105,800		Heiwa Corp	2,417
88,312	*	Helen of Troy Ltd	7,458
24,920,000	*	HengTen Networks Group Ltd	1,247
34,916		Hermes International	14,323
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,275	*	Himatsingka Seide Ltd	$105
347,000		Hisense Kelon Electrical Holdings Co Ltd	282
6,116		Hitachi Home & Life Solutions India Ltd	124
25,708	*	HLB, Inc	279
1,890,000	*,e	HongDa Financial Holding Ltd	85
51,585		Hooker Furniture Corp	1,958
610,000	e	Hosa International Ltd	208
244,018	*,e	Hovnanian Enterprises, Inc (Class A)	666
14,601		Hugo Boss AG.	891
658,243		Husqvarna AB (B Shares)	5,107
40,382		Huvis Corp	274
10,196		Hyundai Livart Furniture Co Ltd	200
6,722		IC Companys AS	141
92,001	*	Iconix Brand Group, Inc	859
701,525		Iida Group Holdings Co Ltd	13,299
1,117		Ilshin Spinning Co Ltd	114
46,110		Indo Count Industries Ltd	111
43,235	*	Installed Building Products Inc	1,786
56,054	*	iRobot Corp	3,276
32,317	*,e	Jakks Pacific, Inc	166
40,300		Japan Wool Textile Co Ltd	300
87,609	*,e	Jimmy Choo plc	151
157,999	*	Jinshan Development & Construction Co Ltd	173
176,519		JM AB	5,089
82,430		Johnson Health Tech Co Ltd	118
11,051		Johnson Outdoors, Inc	439
119,500	e	JVC KENWOOD Holdings, Inc	326
1,026,373	*	Kate Spade & Co	19,162
216,652	e	KB Home	3,425
3,198,000		Kinpo Electronics	1,179
10,800		Kitex Garments Ltd	65
56,244		KMC Kuei Meng International In	198
620,200	*	Konka Group Co Ltd	227
16,664		KPR Mill Ltd	139
354,000		Kurabo Industries Ltd	692
8,080		Kyungbang Ltd	102
12,693	*	LA Opala RG Ltd	83
448,504		Lao Feng Xiang Co Ltd	1,540
374,736		La-Z-Boy, Inc	11,636
730,776		Lealea Enterprise Co Ltd	187
463,496		Leggett & Platt, Inc	22,656
24,430		Lennar Corp (B Shares)	843
596,963		Lennar Corp (Class A)	25,628
119,669		LG Electronics, Inc	5,109
57,655		LG Fashion Corp	1,028
33,494	*,e	LGI Homes, Inc	962
46,600		Li Cheng Enterprise Co Ltd	155
1,263,020	*,e	Li Ning Co Ltd	791
694,965	*	Li Peng Enterprise Co Ltd	175
139,264		Libbey, Inc	2,710
43,600		Lifetime Brands, Inc	774
1,816,000		Lisi Group Holdings Ltd	164
1,476		LPP S.A.	1,999
425,364	*,e	Lululemon Athletica, Inc	27,644
744,250		Luthai Textile Co Ltd	893
80,416	e	Luxottica Group S.p.A.	4,322
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
260,564		LVMH Moet Hennessy Louis Vuitton S.A.	$49,682
50,667	*	M/I Homes, Inc	1,276
164,735		Makalot Industrial Co Ltd	631
42,772	*	Malibu Boats Inc	816
4,667,600		Man Wah Holdings Ltd	3,152
6,442	*,m	Mariella Burani S.p.A.	0
21,667		Marine Products Corp	301
8,700		Mars Engineering Corp	167
730,966		Matsushita Electric Industrial Co Ltd	7,414
5,789,021		Mattel, Inc	159,488
321,600		MC Group PCL	135
80,109		MCBC Holdings, Inc	1,168
87,111		MDC Holdings, Inc	2,235
229,084		Merida Industry Co Ltd	1,020
110,114	*	Meritage Homes Corp	3,832
814,772	*	Michael Kors Holdings Ltd	35,019
21,600	e	Misawa Homes Co Ltd	192
20,000		Mitsui Home Co Ltd	87
67,000		Mizuno Corp	325
400,355	*	Mohawk Industries, Inc	79,943
1,249,459		Moncler S.p.A	21,711
54,248		Movado Group, Inc	1,560
1,317,865		MRV Engenharia e Participacoes S.A.	4,419
8,069		Nacco Industries, Inc (Class A)	731
403,535		Namco Bandai Holdings, Inc	11,107
44,000		Nan Liu Enterprise Co Ltd	206
65,073	*	Nautilus, Inc	1,204
27,853	*,e	New Home Co Inc	326
124,558		New Wave Group AB (B Shares)	754
1,246,958		Newell Rubbermaid, Inc	55,677
522,129		Nien Hsing Textile Co Ltd	392
164,000		Nien Made Enterprise Co Ltd	1,684
3,734,704		Nike, Inc (Class B)	189,835
217,324		Nikon Corp	3,375
84,867		Nobia AB	789
39,569	*	NVR, Inc	66,041
594,531		Onward Kashiyama Co Ltd	4,160
905,508		Oriental Weavers	773
1,421,191	g	OVS S.p.A	7,139
32,523		Oxford Industries, Inc	1,956
499,000	*,e,g	Ozner Water International Holding Ltd	119
679,778		Pacific Textile Holdings Ltd	737
8,908		Page Industries Ltd	1,789
181,000	e	PanaHome Corp	1,463
106,859		Pandora AS	13,949
402,000	*,m	Peace Mark Holdings Ltd	0
14,919		Pegas Nonwovens S.A.	447
57,774	*	Perry Ellis International, Inc	1,439
508,386		Persimmon plc	11,092
277,776	*	Peter England Fashions and Retail Ltd	564
356,889		Phillips-Van Heusen Corp	32,206
47,552	*	PIK Group (GDR)	225
255,300	*	Pioneer Corp	514
8,104,857		Playmates Holdings Ltd	10,608
47,171	e	Polaris Industries, Inc	3,886
132,499		Pool Corp	13,825
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,498,341		Pou Chen Corp	$3,105
359,800	e	Prada S.p.A	1,216
27,000		Pressance Corp	334
7,498,900		PT Sri Rejeki Isman Tbk	128
1,918,559		Pulte Homes, Inc	35,263
320,000	*	Q Technology Group Co Ltd	164
166,495	*	Rajesh Exports Ltd	1,129
212,637	e	Ralph Lauren Corp	19,205
73,080		Raymond Ltd	531
610,997	e	Redrow plc	3,230
283,000	e,g	Regina Miracle International Holdings Ltd	234
25,597		Rinnai Corp	2,060
420,956		Ruentex Industries Ltd	696
26,571	*	Safilo Group S.p.A.	223
43,277	e	Salvatore Ferragamo Italia S.p.A	1,022
986,000		Sampo Corp	560
265,800		Samsonite International	757
113,200		Sangetsu Co Ltd	1,959
87,321		Sankyo Co Ltd	2,815
24,971		SEB S.A.	3,384
1,089,217		Sega Sammy Holdings, Inc	16,186
124,000	e	Seiko Holdings Corp	439
982,130		Seiren Co Ltd	12,036
521,953		Sekisui Chemical Co Ltd	8,309
1,706,109		Sekisui House Ltd	28,346
82,552	*,e	Sequential Brands Group, Inc	386
816,141	m	Servicios Corporativos Javer SAPI de C.V.	683
394,500		Shanghai Haixin Group Co	326
72,300		Shanghai Kai Kai Industrial Co Ltd	99
969,942	*	Sharp Corp	2,244
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	147
621,124		Shenzhou International Group Holdings Ltd	3,916
39,145		Shimano, Inc	6,131
17,205		Sioen Industries NV	507
60,000		Sitoy Group Holdings Ltd	16
590,830	*	Skechers U.S.A., Inc (Class A)	14,523
6,421,843	e	Skyworth Digital Holdings Ltd	3,643
—	*,e	Smith & Wesson Holding Corp	0	^
32,668	*	SodaStream International Ltd	1,289
6,451,636		Sony Corp	180,271
203,441		Sony Corp (ADR)	5,702
836,205	*,g	Spin Master Corp	20,048
12,643		SRF Ltd	287
9,000	e	SRI Sports Ltd	80
28,600		Starts Corp, Inc	483
4,703,122		Steinhoff International Holdings NV	24,378
1,100,802		Steinhoff International Holdings NV (GR)	5,667
194,502	*	Steven Madden Ltd	6,953
40,141	e	Sturm Ruger & Co, Inc	2,115
279,554		Sumitomo Forestry Co Ltd	3,692
17,224		Superior Uniform Group, Inc	338
15,778		Surteco SE	393
20,801	e	Swatch Group AG.	6,456
263,220		Swatch Group AG. (Registered)	16,064
15,726		Symphony Ltd	267
977,602		Tainan Spinning Co Ltd	370
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
214,600		Taiwan Paiho Ltd	$630
15,100	e	Tamron Co Ltd	250
1,903,298	*	Tatung Co Ltd	561
65,540	*	Taylor Morrison Home Corp	1,262
3,087,758		Taylor Wimpey plc	5,824
1,740,000	*,e	TCL Multimedia Technology Holdings Ltd	861
48,416	*	Technogym S.p.A	225
1,025,000		Techtronic Industries Co	3,668
23,104		Ted Baker plc	801
108,883	e	Telford Homes plc	424
350,228	*,e	Tempur-Pedic International, Inc	23,914
1,052,000	e	Texhong Textile Group Ltd	1,421
562,000		Texwinca Holdings Ltd	367
299,818		Thomson	1,621
117,326	g	Thule Group AB	1,832
246,047		Titan Industries Ltd	1,182
11,313	e	Tod’s S.p.A.	736
26,290		Token Corp	1,865
367,842	*	Toll Brothers, Inc	11,403
337,760	*	TomTom NV	3,035
54,368		Tomy Co Ltd	576
82,393	*	TopBuild Corp	2,933
73,000		Topkey Corp	228
79,000		Toung Loong Textile Manufacturing	204
359,833	*	TRI Pointe Homes, Inc	4,131
26,044		Trigano S.A.	2,038
274,600		TSI Holdings Co Ltd	1,643
171,803		Tsutsumi Jewelry Co Ltd	2,870
2,532	*	TTK Prestige Ltd	214
127,054		Tupperware Corp	6,686
21,748	*	UCP, Inc (Class A)	262
351,282	*	Under Armour, Inc	8,842
379,358	e	Under Armour, Inc (Class A)	11,020
35,935	*	Unifi, Inc	1,173
1,886,000	*	Unitika Ltd	1,351
30,154	*	Universal Electronics, Inc	1,946
67,800	*	Universal Entertainment Corp	1,955
7,297	e	VAN DE Velde	508
35,286	*	Vardhman Textiles Ltd	578
40,463	*	Vera Bradley, Inc	474
93,045	*	Vestel Elektronik Sanayi	167
742,639		VF Corp	39,620
67,197	*	Videocon Industries Ltd	103
45,449	*,e	Vince Holding Corp	184
135,068	*	Vista Outdoor, Inc	4,984
325,627		Wacoal Holdings Corp	3,791
44,702	*	WCI Communities, Inc	1,048
377,500		Weiqiao Textile Co	235
596,961		Welspun India Ltd	587
15,650		Weyco Group, Inc	490
195,612		Whirlpool Corp	35,556
44,400	*	Whirlpool of India Ltd	581
50,233	*,e	William Lyon Homes, Inc	956
358,011	e	Wolverine World Wide, Inc	7,858
63,505		Woongjin Coway Co Ltd	4,642
194,631		Wuxi Little Swan Co Ltd	614
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,318,500	e	XTEP International Holdings	$1,390
212,250		Yamaha Corp	6,472
45,200		Yondoshi Holdings, Inc	953
10,000	e	Yonex Co Ltd	464
19,387		Youngone Corp	491
10,696		Youngone Holdings Co Ltd	527
578,407	e	Yue Yuen Industrial Holdings	2,097
682,000	*,e	Yuxing InfoTech Investment Holdings Ltd	128
60,994	*	Zagg, Inc	433
174,764		Zeng Hsing Industrial Co Ltd	870
79,600		Zhonglu Co Ltd	171
27,300	e	Zojirushi Corp	366
		TOTAL CONSUMER DURABLES & APPAREL	2,339,924

CONSUMER SERVICES - 2.0%
21,400	*,e	500.com Ltd (ADR)	328
360,613		888 Holdings plc	964
520,344		AA plc	1,777
20,810	*	AcadeMedia AB	114
2,736,004		Accor S.A.	101,923
43,900		Accordia Golf Co Ltd	451
16,258,000		Accordia Golf Trust	7,073
793,472		Advtech Ltd	992
7,300		Aeon Fantasy Co Ltd	199
121,462	e	Ainsworth Game Technology Ltd	185
4,341,000		Ajisen China Holdings Ltd	1,764
848,002	e	Alsea SAB de C.V.	2,427
105,246	*,e	Amaya, Inc	1,490
131,000		Ambassador Hotel	95
31,910	*	American Public Education, Inc	783
193,950	*	Apollo Group, Inc (Class A)	1,920
1,648,704		ARAMARK Holdings Corp	58,892
6,500	*	ARCLAND SERVICE Co Ltd	159
2,975,824	*	Arcos Dorados Holdings, Inc	16,069
376,740	e	Ardent Leisure Group	634
1,915,356		Aristocrat Leisure Ltd	21,369
66,261	*	Ascent Media Corp (Series A)	1,077
78,300	e	Atom Corp	482
108,712		Autogrill S.p.A.	981
10,121	*	Basic-Fit NV	171
2,042,742	*	Belmond Ltd.	27,271
62,325		Benesse Holdings Inc	1,712
22,946		Berjaya Sports Toto BHD	15
14,223		bet-at-home.com AG.	1,196
99,181		Betsson AB	955
49,463	*	BJ’s Restaurants, Inc	1,944
3,717,900	*	Bloomberry Resorts Corp	460
452,146		Bloomin’ Brands, Inc	8,152
51,725		Bob Evans Farms, Inc	2,752
48,367	*	Bojangles’, Inc	902
305,011	*	Boyd Gaming Corp	6,152
81,692	*	Bridgepoint Education, Inc	828
151,107	*	Bright Horizons Family Solutions	10,581
432,382	e	Brinker International, Inc	21,416
7,700		BRONCO BILLY Co Ltd	193
85,159	*	Buffalo Wild Wings, Inc	13,149
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,600	*,e	Caesars Acquisition Co	$1,750
125,308	*,e	Caesars Entertainment Corp	1,065
672,000	e	Cafe de Coral Holdings Ltd	2,175
33,621	*	Cambium Learning Group, Inc	168
72,066		Capella Education Co	6,327
80,737		Cara Operations Ltd	1,500
448,720	*	Career Education Corp	4,528
1,505,144		Carnival Corp	78,358
146,513		Carnival plc	7,424
49,983		Carriage Services, Inc	1,432
190,785	*	Carrols Restaurant Group, Inc	2,909
51,861	*	Century Casinos, Inc	427
96,478	e	Cheesecake Factory	5,777
168,454	*,e	Chegg, Inc	1,243
5,960,000	*,e	China LotSynergy Holdings Ltd	191
3,580,000	e	China Maple Leaf Educational Systems Ltd	2,369
392,000	*	China Nuclear Energy Technology Corp Ltd	70
2,410,000	e	China Travel International Inv HK	660
147,515	*,e,n	Chipotle Mexican Grill, Inc (Class A)	55,660
45,107		Choice Hotels International, Inc	2,528
30,620		Churchill Downs, Inc	4,607
32,100	*	Chuy’s Holdings, Inc	1,042
18,689		Cie des Alpes	372
52,696		City Lodge Hotels Ltd	567
196,230		ClubCorp Holdings, Inc	2,816
714,426	*,e	Codere S.A.	572
51,813	*,g	Coffee Day Enterprises Ltd	151
17,865		Collectors Universe	379
48,300	e	Colowide Co Ltd	802
1,875,636		Compass Group plc	34,665
107,096	e	Corporate Travel Management Lt	1,412
116,159		Cox & Kings India Ltd	307
41,390	e	Cracker Barrel Old Country Store, Inc	6,911
38,800	*	Create Restaurants Holdings, Inc	338
2,194		Credu Corp	58
398,091		Crown Resorts Ltd	3,318
105,284	*	Curro Holdings Ltd	385
298,600		CVC Brasil Operadora e Agencia de Viagens S.A.	2,172
106,902		Daekyo Co Ltd	720
159,000		Dahan Development Corp	279
5,500	e	Daisyo Corp	75
154,213	*	Dalata Hotel Group plc	713
96,143		Darden Restaurants, Inc	6,992
85,064	*	Dave & Buster’s Entertainment, Inc	4,789
61,320	*	Del Frisco’s Restaurant Group, Inc	1,042
45,819	*	Del Taco Restaurants, Inc	647
53,383		Delta Corp Ltd	86
333,050	*	Denny’s Corp	4,273
135,117	e	DeVry Education Group, Inc	4,216
40,299		Dignity plc	1,228
57,369		DineEquity, Inc	4,417
5,310	e	DO & CO AG.	349
114,062		Domino’s Pizza Enterprises Ltd	5,334
1,247,232		Domino’s Pizza Group plc	5,535
40,268		Domino’s Pizza, Inc	6,412
3,312,147	e	Donaco International Ltd	872
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,000		Doutor Nichires Holdings Co Ltd	$478
3,288,589	*	Dubai Parks & Resorts PJSC	1,165
231,041	e	Dunkin Brands Group, Inc	12,116
1,734,800	e	Dynam Japan Holdings Co Ltd	2,651
162,580		EIH Ltd	227
40,702	*,e	El Pollo Loco Holdings, Inc	501
61,382	*,e	Eldorado Resorts, Inc	1,040
387,069	g	Elior Participations S.C.A	8,842
5,353	*	Emerson Pacific, Inc	150
1,490,000		Emperor Entertainment Hotel Ltd	350
9,070	*	Empire Resorts, Inc	206
281,296	e	EnerCare, Inc	3,738
465,565	*	Enterprise Inns plc	697
1,281,100		Erawan Group PCL	161
241,000		Estacio Participacoes S.A.	1,167
15,964	e,g	Evolution Gaming Group AB	454
604,267		Extended Stay America, Inc	9,759
155,832	e	Famous Brands Ltd	1,776
72,502	*	Fiesta Restaurant Group, Inc	2,164
149,133	e	Flight Centre Travel Group Ltd	3,361
514,637	*,e	Fogo De Chao, Inc	7,385
52,990		Formosa International Hotels Corp	278
839,000	e	Fu Shou Yuan International Group Ltd	495
34,000	e	Fuji Kyuko Co Ltd	314
61,000	e	Fujita Kanko, Inc	183
315,057	e	G8 Education Ltd	814
31,800		GAEC Educacao S.A.	133
2,328,155		Galaxy Entertainment Group Ltd	10,084
2,499,492		Genting BHD	4,451
4,814,793		Genting Singapore plc	2,997
359,600		GL Ltd	189
954,535		Gold Reef Resorts Ltd	1,915
22,595		Golden Entertainment, Inc	274
66,000		Gourmet Master Co Ltd	501
3,948		Graham Holdings Co	2,021
95,794	*	Grand Canyon Education, Inc	5,599
27,462		Grand Korea Leisure Co Ltd	465
72,351	*	Great Canadian Gaming Corp	1,346
264,259		Greene King plc	2,271
237,162	*	GVC Holdings plc	1,876
605,657		H&R Block, Inc	13,924
28,854	*,e	Habit Restaurants, Inc	498
854,000	*,g	Haichang Holdings Ltd	201
7,773		Hana Tour Service, Inc	425
12,400	*	Hiday Hidaka Corp	295
482,194		Hilton Worldwide Holdings, Inc	13,116
27,900		Hiramatsu Inc	160
35,100	e	HIS Co Ltd	920
280,500	*,e	Hoteles City Express SAB de C.V.	232
414,607	*	Houghton Mifflin Harcourt Co	4,499
240,275		Huangshan Tourism Development Co Ltd	323
39,260	*,e	Hyatt Hotels Corp	2,170
30,600	e	Ichibanya Co Ltd	976
107,846		IDP Education Ltd	311
598,426		ILG, Inc	10,873
536,119		Indian Hotels Co Ltd	777
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,454		InterContinental Hotels Group plc	$2,658
367,024		International Game Technology plc	9,366
115,592		International Speedway Corp (Class A)	4,254
51,292	*	Intertain Group Ltd	358
107,149	*	Intrawest Resorts Holdings Inc	1,913
94,038	e	Invocare Ltd	940
153,152	*	Isle of Capri Casinos, Inc	3,781
45,895	*	J Alexander’s Holdings, Inc	493
161,592		Jack in the Box, Inc	18,040
28,975	*,e	Jamba, Inc	298
514,177		Jollibee Foods Corp	2,003
43,414		Jubilant Foodworks Ltd	544
298,894	*	K12, Inc	5,129
20,133	*	Kambi Group plc	294
127,929		Kangwon Land, Inc	3,786
56,500	e	Kappa Create Co Ltd	631
16,700	e	Kisoji Co Ltd	337
109,000	*,e	KNT-CT Holdings Co Ltd	135
26,200	e	KOMEDA Holdings Co Ltd	409
16,916	*,e	Kona Grill, Inc	212
22,800	e	Koshidaka Holdings Co Ltd	386
2,457,745		Kroton Educacional S.A.	10,038
8,200		Kura Corp	344
11,800	e	Kyoritsu Maintenance Co Ltd	687
446,581	*	La Quinta Holdings, Inc	6,346
1,181,523		Ladbrokes plc	1,688
1,490,478		Las Vegas Sands Corp	79,606
14,716	e	Liberty Tax, Inc	197
182,092	*,e	LifeLock, Inc	4,356
33,135	*	Lindblad Expeditions Holdings, Inc	313
48,051	*	Luby’s, Inc	206
1,508,000	*,e	Macau Legend Development Ltd	304
198,000		Magnum BHD	96
7,351		Mahindra Holidays & Resorts India Ltd	43
293,316		Mantra Group Ltd	650
81,320		Marcus Corp	2,562
652,864		Marriott International, Inc (Class A)	53,979
58,162		Marriott Vacations Worldwide Corp	4,935
464,207		Marston’s plc	779
7,300		Matsuya Foods Co Ltd	235
1,471,600		Max’s Group, Inc	740
1,471,640		McDonald’s Corp	179,128
54,153	e	McDonald’s Holdings Co Japan Ltd	1,417
18,200		Meiko Network Japan Co Ltd	169
3,915,104	e	Melco Crown Entertainment Ltd (ADR)	62,250
39,392,100	*	Melco Crown Philippines Resorts Corp	2,989
2,721,000	e	Melco International Development	3,677
49,078		Melia Hotels International S.A.	571
1,314,514	g	Merlin Entertainments plc	7,257
937,407		MGM China Holdings Ltd	1,936
4,014,886	*	MGM Resorts International	115,749
1		Minor International PCL (ADR)	0	^
1,945,916		Minor International PCL (Foreign)	1,977
159,947		Mitchells & Butlers plc	495
9,219		Modetour Network, Inc	221
22,878	*	Monarch Casino & Resort, Inc	590
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,700		MOS Food Services, Inc	$1,190
39,841	e	MTY Food Group, Inc	1,500
9,079	*	Nathan’s Famous, Inc	589
730,500		Navitas Ltd	2,621
346,920	*	NET Holding AS	278
218,513	*	New Oriental Education & Technology Group (ADR)	9,199
164,648	*	NH Hoteles S.A.	665
27,463	*,e	Noodles & Co	113
55,571	*,e	Nord Anglia Education, Inc	1,295
1,678,926	*	Norwegian Cruise Line Holdings Ltd	71,405
10,000		Ohsho Food Service Corp	377
520,376		OPAP S.A.	4,599
302,900		Oriental Land Co Ltd	17,096
407,300	e	Overseas Union Enterprise Ltd	494
13,927		Paddy Power plc	1,482
58,284		Pandox AB	905
22,809	*	Panera Bread Co (Class A)	4,678
151,772		Papa John’s International, Inc	12,989
42,747		Paradise Co Ltd	429
180,574	*	Penn National Gaming, Inc	2,490
5,327	*,e	Pierre & Vacances	213
321,441	*	Pinnacle Entertainment, Inc	4,661
150,217	e	Planet Fitness, Inc	3,019
83,000		Plenus Co Ltd	1,618
98,183	*	Popeyes Louisiana Kitchen, Inc	5,938
49,829	*,e	Potbelly Corp	643
7,360,000		Premium Leisure Corp	173
318,000		Prestariang BHD	146
130,088		Rank Group plc	313
28,516	*	Red Lion Hotels Corp	238
29,169	*	Red Robin Gourmet Burgers, Inc	1,645
1,303,401		Red Rock Resorts, Inc	30,226
154,194	*	Regis Corp	2,239
3,085,329		Resorts World BHD	3,145
117,100		Resorttrust, Inc	2,157
2,046		Restaurant Brands International LP	98
1,118,039	e	Restaurant Brands International, Inc	53,286
215,054		Restaurant Brands International, Inc (Toronto)	10,243
296,090		Restaurant Group plc	1,183
393,273	e	Retail Food Group Ltd	1,988
77,017		Rezidor Hotel Group AB	299
18,900	e	Ringer Hut Co Ltd	366
53,300		Round One Corp	369
145,212		Royal Caribbean Cruises Ltd	11,913
23,700	e	Royal Holdings Co Ltd	379
126,315	*	Ruby Tuesday, Inc	408
188,199		Ruth’s Chris Steak House, Inc	3,444
23,200		Saizeriya Co Ltd	521
2,283,295		Sands China Ltd	9,851
135,411	*,g	Scandic Hotels Group AB	1,136
111,403	*	Scientific Games Corp (Class A)	1,560
142,171	e	SeaWorld Entertainment, Inc	2,691
244,700	g	Ser Educacional S.A.	1,401
405,138		Service Corp International	11,506
538,014	*	ServiceMaster Global Holdings, Inc	20,267
33,949	*,e	Shake Shack, Inc	1,215
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,746,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	$986
58,049		Shanghai Jinjiang International Travel Co Ltd	212
1,076,120		Shangri-La Asia Ltd	1,133
1,621		Shinsegae Food Co Ltd	198
117,498		Six Flags Entertainment Corp	7,045
720,148		SJM Holdings Ltd	562
40,664		SkiStar AB (Series B)	681
561,498	e	Sky City Entertainment Group Ltd	1,532
103,900		Skylark Co Ltd	1,370
56,310		Sodexho Alliance S.A.	6,465
261,838		Sonic Corp	6,941
105,273	*,e	Sotheby’s (Class A)	4,196
38,253		Speedway Motorsports, Inc	829
1,099,138		SSP Group plc	5,245
11,800		St Marc Holdings Co Ltd	358
670,388		Star Entertainment Grp Ltd	2,495
4,746,963		Starbucks Corp	263,551
2,170	*	Steak N Shake Co	1,027
22,429	*	Strayer Education, Inc	1,808
41,900		Studio Alice Co Ltd	775
427,727		Summit Hotel Properties, Inc	6,856
93,545		Sun International Ltd	591
793,437		Tabcorp Holdings Ltd	2,749
100,868	*,e	TAL Education Group (ADR)	7,076
32,100		Tarena International, Inc (ADR)	481
1,099,871		Tattersall’s Ltd	3,544
77,137	*	Telepizza Group S.A.	367
141,814		Texas Roadhouse, Inc (Class A)	6,841
1,247,003	*,e	Thomas Cook Group plc	1,340
43,776		Thomas Cook India Ltd	122
75,100		Tokyo Dome Corp	739
146,000		Tokyotokeiba Co Ltd	335
30,900		Toridoll.corp	665
7,100		Tosho Co Ltd	326
15,200		Tsukada Global Holdings Inc	88
590,684		TUI AG. (DI)	8,457
32,200	*,e	Tuniu Corp (ADR)	282
710,391		Unibet Group plc (ADR)	6,654
118,618		Vail Resorts, Inc	19,134
96,300	e	Watami Co Ltd	909
48,594	*,e	Weight Watchers International, Inc	556
195,249		Wendy’s	2,640
152,705	e	Wetherspoon (J.D.) plc	1,671
65,601		Whitbread plc	3,052
288,216		William Hill plc	1,029
501,443	e	Wingstop, Inc	14,838
48,220		Wowprime Corp	196
302,360		Wyndham Worldwide Corp	23,091
1,961,571	e	Wynn Macau Ltd	3,101
107,046		Wynn Resorts Ltd	9,261
325,000		YBM Sisa.com, Inc	2,244
35,000		Yomiuri Land Co Ltd	145
22,667	*	Yong Pyong Resort Co Ltd	161
52,600		Yoshinoya D&C Co Ltd	721
2,950,115	*	Yum China Holdings, Inc	77,057
1,276,889		Yum! Brands, Inc	80,865
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,972		Zeal Network SE	$969
179,000		Zensho Co Ltd	2,944
182,000		Zhuhai Holdings Investment Group Ltd	28
722,632	*,e	Zoe’s Kitchen, Inc	17,336
		TOTAL CONSUMER SERVICES	2,293,964

DIVERSIFIED FINANCIALS - 3.7%
2,033,276		3i Group plc	17,589
151,551		ABC Arbitrage	1,147
506,826	e	Aberdeen Asset Management plc	1,602
22,256		Ackermans & Van Haaren	3,092
170,050	*	Acom Co Ltd	743
52,600		Aeon Credit Service M BHD	168
276,348		AEON Financial Service Co Ltd	4,895
128,503	*	Affiliated Managers Group, Inc	18,671
1,389,533	*,e,m	African Bank Investments Ltd	1
76,329		AG Mortgage Investment Trust	1,306
87,629		AGF Management Ltd	409
785,163		AGNC Investment Corp	14,235
254,200	*,e	Aiful Corp	750
1,121,840	*	AIRA Capital Co Ltd	81
20,990		Aker ASA (A Shares)	784
1,905,399	*	Al Waha Capital PJSC	1,001
31,055	e	Alaris Royalty Corp	554
519,636		Alexander Forbes Group Holdings Ltd	301
219,766	*,e	Allied Minds plc	1,273
1,006,051		Ally Financial, Inc	19,135
70,542		Altamir Amboise	948
113,931	e	Altisource Residential Corp	1,258
1,463,958	*	Amanat Holdings PJSC	391
1,677,194		American Express Co	124,247
1,945,861		Ameriprise Financial, Inc	215,874
3,692,151		AMP Ltd	13,391
504,216	g	Amundi S.A.	26,368
1,267,317	g	Anima Holding S.p.A	6,870
2,092,012		Annaly Capital Management, Inc	20,857
205,699		Anworth Mortgage Asset Corp	1,063
413,469		Apollo Commercial Real Estate Finance, Inc	6,872
1,238,886	e	ARA Asset Management Ltd	1,459
125,308	e	Ares Commercial Real Estate Corp	1,720
47,826	e	Arlington Asset Investment Corp (Class A)	709
78,433	e	ARMOUR Residential REIT, Inc	1,701
316,052		Arrow Global Group plc	1,161
83,779		Artisan Partners Asset Management, Inc	2,492
1,279,004		Ashmore Group plc	4,445
12,981	*,m	Asia Pacific Investment Partners Limited	85
8,883		Associated Capital Group, Inc	292
71,053		Aurelius AG.	4,154
359,731		Australian Stock Exchange Ltd	12,887
25,041		Avanza AB	1,012
371,791		Ayala Corp	5,458
2,215	*,m	Ayala Corp Preferred	0	^
97,948		Azimut Holding S.p.A.	1,629
21,638		B. Riley Financial, Inc	399
164,036	*	B2Holding ASA	291
184,507		Bajaj Finance Ltd	2,282
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,690		Banca Generali S.p.A	$1,182
94,341		Banca IFIS S.p.A.	2,582
250,983		Banca Mediolanum S.p.A	1,800
3,496,554		Bank of New York Mellon Corp	165,667
613,674		BGC Partners, Inc (Class A)	6,278
58,802	e	BinckBank NV	340
214,901	e	BlackRock, Inc	81,778
51,276		Blackstone Group LP	1,386
138,736		Blackstone Mortgage Trust, Inc	4,172
1,895,053		BM&F Bovespa S.A.	9,588
747,000	e	Bolsa Mexicana de Valores S.A. de C.V.	983
64,317		Bolsas y Mercados Espanoles	1,891
347,068	*,e	Brait S.A.	2,208
309,092		Brewin Dolphin Holdings plc	1,166
1,610,000		Bright Smart Securities & Commodities Group Ltd	527
948,453		Brookfield Asset Management, Inc	31,294
599,660		BT Investment Management Ltd	4,581
232,607		Bure Equity AB	2,637
732,800		Bursa Malaysia BHD	1,446
53,273		Calamos Asset Management, Inc (Class A)	455
45,398	e	Callidus Capital Corp	624
90,733	*	Canaccord Financial, Inc	322
6,893		Capital First Ltd	58
688,986		Capital One Financial Corp	60,107
1,792,000		Capital Securities Corp	538
200,873	e	Capstead Mortgage Corp	2,047
198,442		CBOE Holdings, Inc	14,663
90,153		Cembra Money Bank AG.	6,558
3,231,000	e	Central China Securities Co Ltd	1,760
44,401		Century Leasing System, Inc	1,515
195,879		Cerved Information Solutions S.p.A	1,624
269,364		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,688
1,351,123		Chailease Holding Co Ltd	2,306
753,394		Challenger Financial Services Group Ltd	6,087
1,524,526		Charles Schwab Corp	60,173
501,941		Chimera Investment Corp	8,543
1,096,000		China Bills Finance Corp	442
11,534,105		China Cinda Asset Management Co Ltd	4,153
1,247,125		China Everbright Ltd	2,362
3,190,000	*	China Financial International Investments Ltd	183
6,220,045		China Galaxy Securities Co Ltd	5,576
7,279,000	*,e	China Huarong Asset Management Co Ltd	2,614
1,000,000	*,e	China International Capital Corp Ltd	1,411
15,280,000	e	China LNG Group Ltd	356
62,665	e	China Merchants China Direct Investments Ltd	93
292,414		CI Financial Corp	6,288
2,676,415		CITIC Securities Co Ltd	5,408
4,975,383		ClearView Wealth Ltd	4,829
410,778		Close Brothers Group plc	7,296
177,804	g	CMC Markets plc	239
1,106,283		CME Group, Inc	127,610
190,055		Coface S.A.	1,240
44,548		Cohen & Steers, Inc	1,497
419,569	e	Colony Financial, Inc	8,496
243,564		Coronation Fund Managers Ltd	1,246
18,472		Corp Financiera Alba	833
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
176,454		Corp Financiera Colombiana S.A.	$2,180
53,476	*,e	Cowen Group, Inc	829
88,647	*,e	Credit Acceptance Corp	19,282
22,917		Credit Analysis & Research Ltd	440
14,604,000	*,e	Credit China Fintech Holdings Ltd	1,751
101,434	e	Credit Corp Group Ltd	1,310
236,364		Credit Saison Co Ltd	4,206
1,913,427		Credit Suisse Group	27,345
185,051	e	Credito Real SAB de C.V.	244
30,858		CRISIL Ltd	1,002
325,199		CYS Investments, Inc	2,514
231,542		Daewoo Securities Co Ltd	1,385
127,258		Daishin Securities Co Ltd	1,094
23,703		Daishin Securities Co Ltd PF	143
1,830,360		Daiwa Securities Group, Inc	11,271
13,248		Daou Data Corp	123
89,372		DeA Capital S.p.A.	113
1,714,175	*	Deutsche Bank AG.	31,094
245,232	*	Deutsche Bank AG.	4,439
9,283	*	Deutsche Beteiligungs AG.	300
2,633		Deutsche Boerse AG.	211
707,568	*	Deutsche Boerse AG. (Tender)	57,579
9,166		Diamond Hill Investment Group, Inc	1,928
1,160,000	*,e	Differ Group Holding Co Ltd	104
841,363		Discover Financial Services	60,654
129,132	*	Donnelley Financial Solutions, Inc	2,967
52,821	*,e	Dundee Corp	234
97,531		Dynex Capital, Inc	665
2,412,958	*	E*TRADE Financial Corp	83,609
321,506		Eaton Vance Corp	13,465
566,538		Eclipx Group Ltd	1,530
584,417	*	ECN Capital Corp	1,436
815,025		Edelweiss Capital Ltd	1,165
7,419		EFG Financial Products Holding AG.	247
56,735	e	EFG International	343
319,844	*	Egyptian Financial Group-Hermes Holding	450
841,360	e	Element Financial Corp	7,808
18,852,000	e	Emperor Capital Group Ltd	1,693
49,389	*,e	Encore Capital Group, Inc	1,415
68,941	*	Enova International, Inc	865
57,413	*	Eugene Investment & Securities Co Ltd	116
14,741		Eurazeo	862
1,130,016	g	Euronext NV	46,575
200,866		Evercore Partners, Inc (Class A)	13,799
142,525		EXOR NV	6,130
226,254	*	Ezcorp, Inc (Class A)	2,410
108,547		Factset Research Systems, Inc	17,740
4,949,276		Far East Horizon Ltd	4,227
12,873		FBR & Co	167
448,955		Federated Investors, Inc (Class B)	12,696
8,582	e	Ferratum Oyj	153
36,910		Fiera Capital Corp	351
1,960	e	Fifth Street Asset Management, Inc	13
115,773	e	Financial Engines, Inc	4,255
216,500	e	Financial Products Group Co Ltd	1,865
2,824,785		First Pacific Co	1,971
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,785		FirstCash, Inc	$9,672
6,192,256		FirstRand Ltd	23,895
245,433		FlexiGroup Ltd	399
120,908	g	Flow Traders	4,161
231,722	*,e	FNFV Group	3,175
594,925		Franklin Resources, Inc	23,547
24,180,000	*	Freeman Financial Corp Ltd	1,554
19,883,461		Fubon Financial Holding Co Ltd	31,343
25,873,242		Fuhwa Financial Holdings Co Ltd	9,595
16,700		Fuyo General Lease Co Ltd	796
80,104		Gain Capital Holdings, Inc	527
27,573		GAMCO Investors, Inc (Class A)	852
709,762	e	Gentera SAB de C.V.	1,143
1,703,000	e	GF Securities Co Ltd	3,534
23,368		Gimv NV	1,293
78,282		Gluskin Sheff + Associates, Inc	1,017
1,806,679	e	Goldman Sachs Group, Inc	432,610
1,410,000	*,e	Good Resources Holdings Ltd	87
72,256		Great Ajax Corp	959
276,262	*	Green Dot Corp	6,506
61,168		Greenhill & Co, Inc	1,694
7,575		GRENKELEASING AG.	1,187
47,300		Group Lease PCL	75
340,600		Group Lease PCL	543
80,200		Groupe Bruxelles Lambert S.A.	6,719
442,449		Grupo de Inversiones Suramericana S.A.	5,630
223,117		Grupo de Inversiones Suramericana S.A. (Preference)	2,750
126,065		GT Capital Holdings, Inc	3,215
796,497	*	Gulf General Investment Co	110
276,500	e	Guolian Securities Co Ltd	147
8,562,800		Guotai Junan International Hol	2,622
1,046,664		Haci Omer Sabanci Holding AS	2,710
5,230,562		Haitong Securities Co Ltd	8,911
20,356		Hankook Tire Worldwide Co Ltd	350
160,024		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,039
106,010	*	Hanwha Securities Co	182
331,466		Hargreaves Lansdown plc	4,932
61,932		Hellenic Exchanges S.A.	318
1,896,355		Henderson Group plc	5,473
6,786		Hennessy Advisors, Inc	215
1,158,800		Hitachi Capital Corp	28,454
18,795		HMC Investment Securities Co Ltd	148
92,966	g	Hoist Finance AB	865
1,181,492		Hong Kong Exchanges and Clearing Ltd	27,787
72,560		Houlihan Lokey, Inc	2,258
2,914,400	g	Huatai Securities Co Ltd	5,526
2,918	*,e	Hypoport AG.	238
40,500		IBJ Leasing Co Ltd	904
36,900		Ichiyoshi Securities Co Ltd	282
1,759,612	*	IFCI Ltd	702
983,476		IG Group Holdings plc	5,977
334,056	e	IGM Financial, Inc	9,504
209,112	*	India Infoline Ltd	805
461,654		Indiabulls Housing Finance Ltd	4,403
18,736		Indiabulls Securities Ltd	6
37,989		Industrivarden AB	706
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
188,892	*	Infrastructure Development Finance Co Ltd	$149
172,757		Interactive Brokers Group, Inc (Class A)	6,307
1,181,167		IntercontinentalExchange Group, Inc	66,641
235,359		Intermediate Capital Group plc	2,026
291,190		International Personal Finance plc	618
33,406	g	Intertrust NV	587
31,507	*	INTL FCStone, Inc	1,248
128,905		Inversiones La Construccion S.A.	1,684
433,176		Invesco Ltd	13,143
243,456		Invesco Mortgage Capital, Inc	3,554
283,926		Investec Ltd	1,863
858,265		Investec plc	5,629
57,495		Investment AB Kinnevik (B Shares)	1,373
74,259		Investment AB Oresund	1,241
87,408		Investment Technology Group, Inc	1,725
415,733		Investor AB (B Shares)	15,490
300,859	e	IOOF Holdings Ltd	1,994
142,573	e	iShares MSCI Canada Index Fund	3,728
771,360	e	iShares MSCI EAFE Index Fund	44,531
434,505	e	iShares MSCI Emerging Markets	15,212
150,895	*,e	iStar Financial, Inc	1,867
57,700		J Trust Co Ltd	583
455,000		Jaccs Co Ltd	2,010
105,217		Jafco Co Ltd	3,444
515,739		Janus Capital Group, Inc	6,844
1,470,400		Japan Securities Finance Co Ltd	7,997
2,223,127		Jih Sun Financial Holdings Co Ltd	476
180,066		JM Financial Ltd	175
222,196		JSE Ltd	2,658
208,845		Julius Baer Group Ltd	9,252
136,997		Julius Baer Holding AG.	1,585
1,348,439		Jupiter Investment Management Group Ltd	7,343
277,400		k1 Ventures Ltd	171
1,010,200		kabu.com Securities Co Ltd	3,471
35,080	*	KBC Ancora	1,467
123,287	*	KCG Holdings, Inc	1,634
9,950		KIWOOM Securities Co Ltd	592
47,225		Korea Investment Holdings Co Ltd	1,637
12,798,400	*	Kresna Graha Investama PT Tbk	445
12,117		KRUK S.A.	686
481,600		Krungthai Card PCL	1,850
46,166		Kyobo Securities Co	336
19,700		Kyokuto Securities Co Ltd	291
418,785	*	L&T Finance Holdings Ltd	538
82,767		Ladder Capital Corp	1,136
310,344	*,e	Ladenburg Thalmann Financial Services, Inc	757
579,044		Lazard Ltd (Class A)	23,793
271,545		Legg Mason, Inc	8,122
938,159	*,e	LendingClub Corp	4,925
801,393		Leucadia National Corp	18,632
847,161		London Stock Exchange Group plc	30,278
270,061		LPL Financial Holdings, Inc	9,509
45,821		Lundbergs AB (B Shares)	2,805
588,740		Macquarie Group Ltd	36,880
247,090		Magellan Financial Group Ltd	4,223
302,720		Mahindra & Mahindra Financial Services Ltd	1,202
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,572,910		Man Group plc	$22,658
829,819		Manappuram General Finance & Leasing Ltd	818
30,431		Manning & Napier, Inc	230
82,282		MarketAxess Holdings, Inc	12,089
20,635		Marlin Business Services Corp	431
36,700		Marusan Securities Co Ltd	309
6,720,000	*,e	Mason Financial Holdings Ltd	160
1,233,401		Masterlink Securities Corp	343
261,300		Matsui Securities Co Ltd	2,247
19,356	e	Medley Management, Inc	192
40,858		Meritz finance Holdings Co Ltd	375
973,774		Meritz Securities Co Ltd	2,783
35,397,506		Metro Pacific Investments Corp	4,738
938,610	e	MFA Mortgage Investments, Inc	7,162
84,000		MIN XIN Holdings Ltd	83
84,049	m	Mirae Asset Securities Co Ltd	1,470
1,801,751		Mitsubishi UFJ Lease & Finance Co Ltd	9,293
52,171		MLP AG.	229
107,701		Moelis & Co	3,651
1,023,400	e	Monex Beans Holdings, Inc	2,841
511,304		Moody’s Corp	48,201
6,915,953		Morgan Stanley	292,199
82,207		Morningstar, Inc	6,047
34,527		Motilal Oswal Financial Services Ltd	264
248,456	e	MSCI, Inc (Class A)	19,573
146,298	e	MTGE Investment Corp	2,297
462,000		Muangthai Leasing PCL	318
16,400	*	Multi Commodity Exchange of India Ltd	305
143,983	*	Muthoot Finance Ltd	597
280,224		NASDAQ OMX Group, Inc	18,809
984,814		Navient Corp	16,180
90,388		Nelnet, Inc (Class A)	4,587
770,029		New Residential Investment Corp	12,105
239,979	e	New York Mortgage Trust, Inc	1,584
56,078	*	NewStar Financial, Inc	519
13,444		NICE Holdings Co Ltd	196
29,994		NICE Information Service Co Ltd	172
197,600		Nihon M&A Center, Inc	5,473
24,300	*,e	Noah Holdings Ltd (ADR)	533
3,004,839		Nomura Holdings, Inc	17,765
62,144		Nordnet AB (Series B)	254
273,047		Northern Trust Corp	24,315
364,772		NorthStar Asset Management Group, Inc	5,442
3,417,866	e	NZX Ltd	2,489
118,000		Okasan Holdings, Inc	727
440,151		OM Asset Management plc	6,382
132,409	*,e	On Deck Capital, Inc	613
146,533	*,e	OneMain Holdings, Inc	3,244
92,099		Onex Corp	6,268
27,563		Oppenheimer Holdings, Inc	513
46,997	e	Orchid Island Capital, Inc	509
396,000	*	Orient Corp	718
3,747,856		ORIX Corp	58,333
423,262		Osaka Securities Exchange Co Ltd	6,037
958,075		OSK Holdings BHD	299
23,601	e	Owens Realty Mortgage, Inc	437
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
267,428	e	OzForex Group Ltd	$324
90,497		P2P Global Investments plc	892
12,429		Pargesa Holding S.A.	808
8,057	e	Partners Group	3,772
173,698		PennyMac Mortgage Investment Trust	2,843
536,591		Peregrine Holdings Ltd	1,173
517,000	*,m	Peregrine Investment Holdings	0
155,416		Perpetual Trustees Australia Ltd	5,452
47,982	*	Pico Holdings, Inc	727
147,853	*	Pioneers Holding	94
60,668	*	Piper Jaffray Cos	4,398
38,038	e	PJT Partners, Inc	1,175
277,373	e	Platinum Asset Mangement Ltd	1,054
234,605	e	Plus500 Ltd	1,112
1,299,543		Power Finance Corp Ltd	2,326
98,406	*	PRA Group, Inc	3,848
1,213,289		President Securities Corp	444
121,819		Provident Financial plc	4,260
105,031		PSG Group Ltd	1,664
128,527	*	PTC India Financial Services Ltd	71
78,928		Pzena Investment Management, Inc (Class A)	877
21,358	*	Qatar Industrial Manufacturing Co	260
599,777		Ratos AB (B Shares)	2,836
301,343	e	Raymond James Financial, Inc	20,874
209,782	e	Redwood Trust, Inc	3,191
21,914	*	Regional Management Corp	576
366,144	*	Reliance Capital Ltd	2,312
630,215		Remgro Ltd	10,226
38,027		Repco Home Finance Ltd	313
61,612	e	Resource Capital Corp	513
60,381	*,e	Resurs Holding AB	389
30,600		Ricoh Leasing Co Ltd	942
1,378,807		RMB Holdings Ltd	6,664
769,872		S&P Global, Inc	82,792
80,942	*,e	Safeguard Scientifics, Inc	1,089
113,013	*	Salam International Investment Co	343
94,890		Samsung Card Co	3,120
66,755		Samsung Securities Co Ltd	1,749
505,328	*	Santander Consumer USA Holdings, Inc	6,822
251,900	e	Sawada Holdings Co Ltd	2,029
51,544		SBI Holdings, Inc	655
53,411		Schroders plc	1,962
376,029		SEI Investments Co	18,561
5	*,m	SFCG Co Ltd	0
300,000		Shenyin Wanguo HK Ltd	130
9,235		Shinyoung Securities Co Ltd	382
467,637		Shriram Transport Finance Co Ltd	5,866
15,394		Silvercrest Asset Management Group, Inc	202
973,000	*	Simsen International Corp Ltd	381
1,290,927		Singapore Exchange Ltd	6,366
9,289		Sixt Leasing AG.	175
248,797	*	SK Securities Co Ltd	209
13,722	*	SKS Microfinance Pvt Ltd	118
1,174,471	*	SLM Corp	12,943
768,475	*,e,m	SNS Reaal	8
7,244		Societe Fonciere Financiere et de Participations FFP	551
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,859		Sofina S.A.	$2,353
90,300	e	Sparx Group Co Ltd	175
9,200		SPDR Trust Series 1	2,056
145,332	e	Sprott, Inc	272
126,832		SREI Infrastructure Finance Ltd	138
430,461		Srisawad Power 1979 PCL	494
864,625		Starwood Property Trust, Inc	18,979
1,720,339		State Street Corp	133,705
142,222	*	Stifel Financial Corp	7,104
4,940,000		Sun Hung Kai & Co Ltd	3,050
42,774		Sundaram Finance Ltd	724
133,420	*	SVG Capital plc	1,164
8,636		Swissquote Group Holding S.A.	202
3,388,474		Synchrony Financial	122,900
1,252,415		T Rowe Price Group, Inc	94,257
3,724,288	e	Tai Fook Securities Group Ltd	2,123
162,000		Taiwan Acceptance Corp	387
170,000		Takagi Securities Co Ltd	327
117,359		Tamburi Investment Partners S.p.A.	445
17,296		Tata Investment Corp Ltd	142
267,673		TD Ameritrade Holding Corp	11,671
506,797		Thomson Corp (Toronto)	22,180
76,643		Tiptree Financial, Inc	471
79,468		TMX Group Ltd	4,233
282,880		Tokai Tokyo Securities Co Ltd	1,501
92,199	*	Tong Yang Investment Bank	239
327,019		Transaction Capital Ltd	344
1,114,819		Tullett Prebon plc	5,953
1,048,605		Two Harbors Investment Corp	9,144
3,830,466		UBS AG.	59,891
503,700	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,249
1,071,687		UOB-Kay Hian Holdings Ltd	940
102,633	*	Uranium Participation Corp	290
2,516	e	Value Line, Inc	49
3,204,000	e	Value Partners Group Ltd	2,531
53,266		Virtu Financial, Inc	850
13,342		Virtus Investment Partners, Inc	1,575
57,359		Vontobel Holding AG.	3,011
230,356		Voya Financial, Inc	9,035
2,847		VZ Holding AG.	854
213,280	e	Waddell & Reed Financial, Inc (Class A)	4,161
43,985		Warsaw Stock Exchange	420
3,569,952		Waterland Financial Holdings	912
27,458		Wendel	3,304
95,928		Western Asset Mortgage Capital Corp	966
27,141		Westwood Holdings Group, Inc	1,628
2,546	*,e	Wins Finance Holdings, Inc	458
245,359	e	WisdomTree Investments, Inc	2,733
48,000	e	WisdomTree Japan Hedged Equity Fund	2,378
10,228		Woori Financial Co Ltd	226
158,906		Woori Investment & Securities Co Ltd	1,266
12,850	*,e	World Acceptance Corp	826
1,153,628		Zeder Investments Ltd	592
78,800		Zenkoku Hosho Co Ltd	2,526
		TOTAL DIVERSIFIED FINANCIALS	4,188,643
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
ENERGY - 7.2%
257,797	*	Abraxas Petroleum Corp	$663
5,968		Adams Resources & Energy, Inc	237
46,480,704		Adaro Energy Tbk	5,803
177,716	*	Advantage Oil & Gas Ltd	1,207
66,930		Aegis Logistics Ltd	127
138,353	*,e	Akastor ASA	260
121,645	*	Aker Solutions ASA	582
114,748		Alon USA Energy, Inc	1,306
129,304	e	AltaGas Income Trust	3,265
1,111,855		AMEC plc	6,420
695,572	*,e	Amerisur Resources plc	229
1,093,076		Anadarko Petroleum Corp	76,220
224,749	*	Antero Resources Corp	5,315
1,094,000	*,e	Anton Oilfield Services Group	153
100,000	*	AOC Holdings, Inc	326
1,038,461		Apache Corp	65,911
1,014,428		ARC Resources Ltd	17,461
27,500	*,e	Arch Coal, Inc	2,146
220,194		Archrock, Inc	2,907
140,245	e	Ardmore Shipping Corp	1,038
400,683	*	Athabasca Oil Corp	612
163,512	e	Atwood Oceanics, Inc	2,147
1,420,555	*,e	Australian Worldwide Exploration Ltd	632
1,862,457	e	Baker Hughes, Inc	121,004
1,923,700		Bangchak Petroleum PCL-Foreign	1,795
2,666,510		Banpu PCL (Foreign)	1,420
688,522	*,e	Baytex Energy Trust	3,364
4,738,992		Beach Petroleum Ltd	2,884
899,045		Bharat Petroleum Corp Ltd	8,398
430,072	*,e	Bill Barrett Corp	3,006
190,935	*	Birchcliff Energy Ltd	1,332
1,062,564		Bonavista Energy Trust	3,807
71,826		Bonterra Oil & Gas Ltd	1,556
19,719	e	Bourbon S.A.	254
268,527		Boustead Singapore Ltd	149
23,287,903		BP plc	145,862
800,626	e	BP plc (ADR)	29,927
3,937,000	*	Brightoil Petroleum Holdings Ltd	1,114
73,695	e	Bristow Group, Inc	1,509
2,022,500		Bumi Armada BHD	272
63,269	e,g	BW LPG Ltd	266
97,187	*	BW Offshore Ltd	311
563,446		Cabot Oil & Gas Corp	13,162
493,044	*	Cairn Energy plc	1,433
868,313		Cairn India Ltd	3,084
69,503	*,e	California Resources Corp	1,480
672,611	*	Callon Petroleum Co	10,338
678,899		Caltex Australia Ltd	14,885
742,794	e	Cameco Corp (Toronto)	7,767
257,376	*,e	Canacol Energy Ltd	878
239,627		Canadian Energy Services & Technology Corp	1,367
2,126,464		Canadian Natural Resources Ltd (Canada)	67,770
74,197		Canyon Services Group, Inc	388
48,145	*,e	CARBO Ceramics, Inc	504
175,494	e	Cardinal Energy Ltd	1,384
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,932	*,e	Carrizo Oil & Gas, Inc	$7,692
1,611,814	e	Cenovus Energy, Inc	24,387
2,128,350	e	Cenovus Energy, Inc (Toronto)	32,179
18,294	*,e	CGG S.A.	263
454,230	*	Cheniere Energy, Inc	18,819
138,040	*	Chennai Petroleum Corp Ltd	555
1,977,729	*,e	Chesapeake Energy Corp	13,884
5,925,970		Chevron Corp	697,487
4,074,419	*,e	China Coal Energy Co	1,922
2,269,826	e	China Oilfield Services Ltd	2,095
8,500,295		China Shenhua Energy Co Ltd	15,889
1,391,000	e	China Suntien Green Energy Cor	179
229,272		Cimarex Energy Co	31,158
10,492	*,e	Clayton Williams Energy, Inc	1,251
1,098,621	*	Clean Energy Fuels Corp	3,142
28,336,246		CNOOC Ltd	35,214
1,540,404		Coal India Ltd	6,789
842,530	*	Cobalt International Energy, Inc	1,028
2,472,392	*	Concho Resources, Inc	327,839
1,603,328		ConocoPhillips	80,391
567,848		Consol Energy, Inc	10,352
137,741	*	Contango Oil & Gas Co	1,287
2,277,768	*	Continental Resources, Inc	117,396
2,511		Core Laboratories NV	301
565,328		Cosan SA Industria e Comercio	6,612
210,700		Cosmo Energy Holdings Co Ltd	2,954
408,364		Crescent Point Energy Corp	5,551
131,776	*,e	Crew Energy, Inc	737
33,221	e	CVR Energy, Inc	843
2,901,685	*	Dana Gas PJSC	426
67,638	*	Dawson Geophysical Co	544
3,411		Delek Group Ltd	727
1,174,832	e	Delek US Holdings, Inc	28,278
971,581	*,e	Denbury Resources, Inc	3,575
360,621	*,e	Denison Mines Corp	188
475,536	e	Aker BP ASA	8,497
696,064		Devon Energy Corp	31,789
533,564	e	DHT Holdings, Inc	2,209
238,198	*,e	Diamond Offshore Drilling, Inc	4,216
1,277,868	*	Diamondback Energy, Inc	129,141
555,776	*,e	DNO International ASA	544
53,348	*,e	Dorian LPG Ltd	438
103,909	*,e	Dril-Quip, Inc	6,240
3,892	*,e	Earthstone Energy, Inc	53
294,100	*	Eclipse Resources Corp	785
8,134,748	*	Ecopetrol S.A.	3,739
626,521		Empresas COPEC S.A.	6,004
264,068	e	Enbridge Income Fund	6,838
1,317,944		Enbridge, Inc	55,460
1,013,650		EnCana Corp	11,898
80,928		Enerflex Ltd	1,028
510,978	*	Energen Corp	29,468
1,334,014		Energy Absolute PCL (Foreign)	1,106
1,168,600		Energy Earth PCL	151
1,053,134	*,e	Energy Resources of Australia Ltd	331
739,435		Enerplus Resources Fund	7,016
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,453,553		ENI S.p.A.	$55,986
4,122,401	*	Enquest plc (London)	2,136
772,408		Ensco plc	7,508
301,433		Ensign Energy Services, Inc	2,106
5,112,108		EOG Resources, Inc	516,834
750,848	*,e	EP Energy Corp	4,918
298,614		EQT Corp	19,529
52,294	*	Era Group, Inc	887
47,270	*,e	Erin Energy Corp	144
2,233	*	Esso SA Francaise	97
2,696,500	*	Esso Thailand PCL (Foreign)	962
108,515	*	Etablissements Maurel et Prom	481
426,966		Euronav NV	3,396
58,405		Evolution Petroleum Corp	584
25,838		Exmar NV	210
141,087	*	Exterran Corp	3,372
61,615	*,e	Extraction Oil & Gas, Inc	1,235
256,685	e	Exxaro Resources Ltd	1,657
10,583,957	d	Exxon Mobil Corp	955,308
2,695,297	*,e	Ezion Holdings Ltd	711
363,146	*,e	Fairmount Santrol Holdings, Inc	4,281
683,728	*,e	Faroe Petroleum plc	872
630,169	*	FMC Technologies, Inc	22,390
4,628,825		Formosa Petrochemical Corp	16,018
127,890	*	Forum Energy Technologies, Inc	2,814
134,273	e	Frank’s International NV	1,653
127,321	*,e	Fred Olsen Energy ASA	466
75,982		Freehold Royalty Trust	802
193,702	e	Frontline Ltd	1,377
119,737	e	Frontline Ltd (Sigmax MTF)	858
48,153	*	Fugro NV	735
931,723		Galp Energia SGPS S.A.	13,890
88,372	e	GasLog Ltd	1,423
10,531,576		Gazprom OAO (ADR)	53,133
90,985		Gazpromneft OAO (ADR)	1,596
70,739		Gaztransport Et Technigaz S.A.	3,056
77,696	*,e	Gener8 Maritime, Inc	348
7,225,000	*,e	Genesis Energy Holdings Ltd	179
28,639	*	Geospace Technologies Corp	583
120,987	e	Gibson Energy, Inc	1,710
263,057	e	Golar LNG Ltd	6,035
160,000	*	Gran Tierra Energy, Inc	483
126,704		Great Eastern Shipping Co Ltd	677
158,970		Green Plains Renewable Energy, Inc	4,427
331,858	*	Grupa Lotos S.A.	3,029
122,169		GS Holdings Corp	5,465
131,044	*	Gujarat Mineral Development Corp Ltd	176
40,995	*	Gulf International Services OSC	350
306,918	*	Gulfport Energy Corp	6,642
2,275,213		Halliburton Co	123,066
313		Hankook Shell Oil Co Ltd	115
317,604	*	Helix Energy Solutions Group, Inc	2,801
43,773	*	Hellenic Petroleum S.A.	204
243,967	e	Helmerich & Payne, Inc	18,883
540,317		Hess Corp	33,656
601,000	e	Hilong Holding Ltd	173
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
821,707		Hindustan Petroleum Corp Ltd	$5,329
35,693	e	Hoegh LNG Holdings Ltd	398
295,317		HollyFrontier Corp	9,675
2,026,000	*	Honghua Group Ltd	198
73,061	*,e	Hornbeck Offshore Services, Inc	528
118,951		Hunting plc	918
449,302	*	Hurricane Energy plc	275
504,213	*	Husky Energy, Inc	6,117
121,994		Idemitsu Kosan Co Ltd	3,236
300,321		Imperial Oil Ltd	10,448
256,655	*	Independence Contract Drilling, Inc	1,720
913,100		Inner Mongolia Yitai Coal Co	846
1,468,155		Inpex Holdings, Inc	14,675
855,843		Inter Pipeline Ltd	18,893
39,231	*	International Seaways, Inc	551
20,247,107		IRPC PCL (Foreign)	2,708
1,830	*,e	Isramco, Inc	227
279,174	*	Ithaca Energy, Inc	351
36,553		Itochu Enex Co Ltd	286
5,400	e	Japan Drilling Co Ltd	113
39,800		Japan Petroleum Exploration Co	882
16,922	*	Jerusalem Oil Exploration	723
1,022,001		John Wood Group plc	11,036
100,310	*,e	Jones Energy, Inc (Class A)	502
2,954,548		JX Holdings, Inc	12,484
182,711	*,e	Karoon Gas Australia Ltd	236
126,774	*	Kelt Exploration Ltd	639
385,374		Keyera Corp	11,613
4,350,500		Kinder Morgan, Inc	90,099
271,470		Koninklijke Vopak NV	12,808
188,337	*,e	Kosmos Energy LLC	1,320
406,298	*	Laredo Petroleum Holdings, Inc	5,745
364,614	*,e	Liquefied Natural Gas Ltd	177
10,289	*	Lubelski Wegiel Bogdanka S.A.	171
781,801		LUKOIL PJSC (ADR)	43,793
154,065	*	Lundin Petroleum AB	3,339
302,300	*	Malaysia Marine and Heavy Engineering Sdn BHD	62
13,449	*,e	Mammoth Energy Services, Inc	204
1,752,634		Marathon Oil Corp	30,338
877,096	e	Marathon Petroleum Corp	44,162
3,252,269	*,e	Matador Resources Co	83,778
102,376	*	Matrix Service Co	2,324
1,244,342	*,e	McDermott International, Inc	9,196
2,882,042	*,e	MEG Energy Corp	19,812
848,000	*,e	MIE Holdings Corp	81
17,000		Modec, Inc	271
114,539		MOL Hungarian Oil and Gas plc	8,032
175,366		Motor Oil Hellas Corinth Refineries S.A.	2,417
276,802		Mullen Group Ltd	4,088
278,825	e	Murphy Oil Corp	8,680
1,620,292		Nabors Industries Ltd	26,573
53,967	*	Naphtha Israel Petroleum Corp Ltd	348
934,886		National Oilwell Varco, Inc	35,002
31,535	*	Natural Gas Services Group, Inc	1,014
526,294	e	Navios Maritime Acq Corp	895
632,492		Neste Oil Oyj	24,204
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,468		New Zealand Refining Co Ltd	$248
736,271	*	Newfield Exploration Co	29,819
16,970,000	e	Newocean Energy Holdings Ltd	4,493
297,408	*	Newpark Resources, Inc	2,231
83,000		Nippon Gas Co Ltd	2,378
540,922		Noble Corp plc	3,202
557,154		Noble Energy, Inc	21,205
212,249	e	Nordic American Tanker Shipping	1,783
158,655	e	Northern Blizzard Resources, Inc	458
107,093	*,e	Northern Oil And Gas, Inc	295
67,506	*,e	Nostrum Oil & Gas plc	321
156,256		NovaTek OAO (GDR)	20,235
137,466	*	NuVista Energy Ltd	711
707,538	*,e	Oasis Petroleum, Inc	10,712
3,274,563	*	Occidental Petroleum Corp	233,247
133,821	e	Ocean Yield ASA	1,006
297,293		Oceaneering International, Inc	8,387
1,024,778	*	Oil Refineries Ltd	360
1,507,161	e	Oil Search Ltd	7,757
126,659	*	Oil States International, Inc	4,940
250,642		OMV AG.	8,836
379,835	e	Oneok, Inc	21,806
569,741	*	Ophir Energy plc	674
1,925,147		Origin Energy Ltd	9,108
160,931		Overseas Shipholding Group, Inc	616
9,700	e	Pacc Offshore Services Holdings Ltd	2
55,731	*	Pacific Ethanol, Inc	529
76,716	*	Painted Pony Petroleum Ltd	527
33,266		Panhandle Oil and Gas, Inc (Class A)	783
161,457	*,e	Pantheon Resources plc	159
72,621	*,e	Par Pacific Holdings Inc.	1,056
139,413	*	Paramount Resources Ltd (Class A)	1,876
607,011	*	Parex Resources, Inc	7,640
777,585	*	Parker Drilling Co	2,022
231,650		Parkland Fuel Corp	4,853
4,916,742	*	Parsley Energy, Inc	173,266
81,601		Pason Systems, Inc	1,194
614,730		Patterson-UTI Energy, Inc	16,549
6,071		Paz Oil Co Ltd	890
145,214	e	PBF Energy, Inc	4,049
136,034	*	PDC Energy, Inc	9,873
56	*,b	Peabody Energy Corp	0	^
418,523	e	Pembina Pipeline Income Fund	13,080
1,552,408	*	Pengrowth Energy Trust	2,232
489,532	*	Penn West Energy Trust	864
284,890		Petrofac Ltd	3,049
5,078,005	*	Petroleo Brasileiro S.A.	26,321
180,000	*,e	Petroleo Brasileiro S.A. (ADR)	1,820
6,799,319	*	Petroleo Brasileiro S.A. (Preference)	30,915
198,943	*	Petroleum Geo-Services ASA	670
440,459		Petronas Dagangan BHD	2,332
230,257	e	Peyto Exploration & Development Corp	5,695
31,596	*	PHI, Inc	569
576,177		Phillips 66	49,787
294,425	*	Pioneer Energy Services Corp	2,017
445,090		Pioneer Natural Resources Co	80,147
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,469,641		Plains All American Pipeline LP	$79,745
763,888		Plains GP Holdings LP	26,492
4,181,036		Polish Oil & Gas Co	5,618
430,981		Polski Koncern Naftowy Orlen S.A.	8,777
100,100	*,m	Poseidon Concepts Corp	1
243,812	e	PrairieSky Royalty Ltd	5,800
642,291	*	Precision Drilling Trust	3,502
2,208,690	*,e	Premier Oil plc	2,012
8,517	*,e	ProSafe ASA	36
1,231,300		PT Indo Tambangraya Megah	1,536
18,113,600	*,m	PT Sugih Energy Tbk	153
3,052,780		PT Tambang Batubara Bukit Asam Tbk	2,815
2,100,106		PT United Tractors Tbk	3,304
6,528,721		PTT Exploration & Production PCL (Foreign)	17,487
1,839,995		PTT PCL (Foreign)	19,050
608,103	*	Qatar Gas Transport Co Ltd	3,858
439,900		QGEP Participacoes S.A.	720
532,759	*	Questar Market Resources, Inc	9,808
212,473	*	Raging River Exploration, Inc	1,671
597,767		Range Resources Corp	20,539
3,225,556		Reliance Industries Ltd	51,308
121,200	*,e	Renewable Energy Group, Inc	1,176
1,541,330		Repsol YPF S.A.	21,661
12,029	*	Rex American Resources Corp	1,188
567,135	*	Rice Energy, Inc	12,108
26,550	*	RigNet, Inc	615
84,099	*	Ring Energy, Inc	1,092
1,589,779		Rosneft Oil Co (GDR)	10,325
494,606	*	Rowan Cos plc	9,343
5,533,895		Royal Dutch Shell plc (A Shares)	152,755
4,826,967		Royal Dutch Shell plc (B Shares)	138,688
1,055,999	e	RPC, Inc	20,919
4,386,271	*	RSP Permian, Inc	195,715
12,851,814	*	Saipem S.p.A.	7,188
43,200		San-Ai Oil Co Ltd	309
551,703	*,e	Sanchez Energy Corp	4,982
1,683,838		Santos Ltd	4,851
4,759,876	*	Sapurakencana Petroleum BHD	1,711
284,472		Saras S.p.A.	514
805,855		Sasol Ltd	23,127
155,079		SBM Offshore NV	2,428
4,599,054		Schlumberger Ltd	386,091
9,037	e	Schoeller-Bleckmann Oilfield Equipment AG.	727
550,676		Scorpio Tankers, Inc	2,495
35,010	*,e	SEACOR Holdings, Inc	2,496
1,034,539	*,e	Seadrill Ltd	3,528
373,219	*,e	Seadrill Ltd (Oslo Exchange)	1,282
136,304		Secure Energy Services, Inc	1,189
189,599		SemGroup Corp	7,916
50	*,m	Serval Integrated Energy Services	0
573,071	*	Seven Generations Energy Ltd	13,364
234,800	*	Shandong Molong Petroleum Machinery Co Ltd	81
453,792		Shanxi Guoxin Energy Corp Ltd	508
55,207		ShawCor Ltd	1,474
103,000		Shinko Plantech Co Ltd	748
127,505	e	Ship Finance International Ltd	1,893
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
303,865		Showa Shell Sekiyu KK	$2,823
1,791,100		Siamgas & Petrochemicals PCL (Foreign)	609
6,400		Sinanen Co Ltd	117
732,000		Sinopec Kantons Holdings Ltd	333
177,094		SK Energy Co Ltd	21,432
18,712		SK Gas Co Ltd	2,005
277,098		SM Energy Co	9,554
32,904	*	Smart Sand, Inc	545
158,767		Soco International plc	312
96,570		S-Oil Corp	6,759
366,014	*	Sound Energy plc	334
803,216	*	Southwestern Energy Co	8,691
279,692	*	Spartan Energy Corp	694
732,068		Spectra Energy Corp	30,081
3,432,449		Statoil ASA	62,648
462,343		Stobart Group Ltd	1,014
323,123	*	Subsea 7 S.A.	4,081
2,504,593		Suncor Energy, Inc	81,892
123,746		Suncor Energy, Inc (NY)	4,045
683,158		Superior Energy Services	11,532
725,971	e	Surge Energy, Inc	1,790
1,678,079		Surgutneftegaz (ADR)	8,460
354,200		Surgutneftegaz (ADR) (London)	1,771
398,109	*,e	Synergy Resources Corp	3,547
1,180,743		Targa Resources Investments, Inc	66,204
424,591		Tatneft PAO (ADR)	17,472
173,650		Technip S.A.	12,369
141,706		Tecnicas Reunidas S.A.	5,795
105,140	e	Teekay Corp	844
635,491	e	Teekay Tankers Ltd (Class A)	1,436
417,521		Tenaris S.A.	7,453
96,838	*	Tesco Corp	799
354,173		Tesoro Corp	30,972
29,754		Tethys Oil AB	257
586,011	*	Tetra Technologies, Inc	2,942
291,648		TGS Nopec Geophysical Co ASA	6,465
1,434,055		Thai Oil PCL (Foreign)	2,889
85,528	*,e	Tidewater, Inc	292
54,981		TMK OAO (GDR)	280
477,848		TonenGeneral Sekiyu KK	5,032
228,686		TORC Oil & Gas Ltd	1,409
37,252		TORM plc	335
22,102	e	Total Energy Services, Inc	240
3,038,044	e	Total S.A.	155,828
100,547	*	Tourmaline Oil Corp	2,689
236,000		Toyo Kanetsu K K	634
1,673,373	e	TransCanada Corp	75,452
1,124	*	Transocean Ltd	16
841,373	*,e	Transocean Ltd (NYSE)	12,402
130,539	*	Trican Well Service Ltd	447
70,064	*	Trilogy Energy Corp	394
198,940		Trinidad Drilling Ltd	495
989,408	*,e	Tullow Oil plc	3,814
474,275		Tupras Turkiye Petrol Rafine	9,504
455,194		Ultrapar Participacoes S.A.	9,557
516,700	*	UMW Oil & Gas Corp BHD	101
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
187,170	*	Unit Corp	$5,029
171,399		US Silica Holdings Inc	9,715
775,871		Valero Energy Corp	53,008
266,890	*,e	Vallourec SA	1,834
76,148		Verbio AG.	580
368,142	e	Veresen, Inc	3,595
259,329	e	Vermilion Energy, Inc	10,911
33,009		VTTI Energy Partners LP	533
88,269	*,e	W&T Offshore, Inc	245
4,376,592	*,e	Weatherford International Ltd	21,839
604,931		Western Refining, Inc	22,897
91,061	*	Westmoreland Coal Co	1,609
314,193		Whitecap Resources, Inc	2,846
977,832	*	Whitehaven Coal Ltd	1,830
550,020	*	Whiting Petroleum Corp	6,611
137,575	*	Willbros Group, Inc	446
4,889,412		Williams Cos, Inc	152,256
2,150,000	*	Wison Engineering Services Co Ltd	268
1,358,906		Woodside Petroleum Ltd	30,437
294,417		World Fuel Services Corp	13,517
393,272	*,e	WorleyParsons Ltd	2,738
2,474,749	*	WPX Energy, Inc	36,057
4,860,000	*,e	Yanchang Petroleum International Ltd	139
3,809,066	e	Yanzhou Coal Mining Co Ltd	2,583
324,300		Yinson Holdings BHD	209
302,210		YPF S.A. (ADR) (Class D)	4,986
396,769		Z Energy Ltd	2,000
		TOTAL ENERGY	8,150,407

FOOD & STAPLES RETAILING - 1.8%
1,291,300		7-Eleven Malaysia Holdings BHD	408
1,093,910		Aeon Co Ltd	15,461
28,100		Ain Pharmaciez Inc	1,857
1,811	*	Al Meera Consumer Goods Co	87
634,514		Alimentation Couche Tard, Inc	28,771
1,704,467		Almacenes Exito S.A.	8,460
57,366		Andersons, Inc	2,564
33,879		Arcs Co Ltd	761
237,319		Axfood AB	3,727
21,900		Axial Retailing, Inc	751
22,000		Belc Co Ltd	847
17,582		BGF retail Co Ltd	1,190
793,022		Bid Corp Ltd	14,056
270,207		BIM Birlesik Magazalar AS	3,750
3,647,681		Booker Group plc	7,885
531,953		Carrefour S.A.	12,807
101,261	e	Casey’s General Stores, Inc	12,038
196,938		Casino Guichard Perrachon S.A.	9,436
40,100		Cawachi Ltd	999
3,856,975		Centros Comerciales Sudamericanos S.A.	10,825
40,551	*	Chefs’ Warehouse Holdings, Inc	641
414,817		Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,966
5,953		CJ Freshway Corp	192
228,593		Clicks Group Ltd	1,922
35,760		Cocokara Fine Holdings, Inc	1,312
91,531		Colruyt S.A.	4,524
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,710		Conviviality plc	$326
6,112,000		Cosco Capital, Inc	1,045
12,800		Cosmos Pharmaceutical Corp	2,356
1,529,354		Costco Wholesale Corp	244,865
5,627,529		CP Seven Eleven PCL (Foreign)	9,808
109,700		Create SD Holdings Co Ltd	2,345
3,000,663		CVS Health Corp	236,782
7,500	e	Daikokutenbussaan Co Ltd	314
214,451		Distribuidora Internacional de Alimentacion S.A.	1,052
35,369		Dongsuh Co, Inc	806
22,862		E-Mart Co Ltd	3,462
150,354		Empire Co Ltd	1,760
184,290		Eurocash S.A.	1,732
130,791		FamilyMart Co Ltd	8,703
49,035		George Weston Ltd	4,148
266,259		Greggs plc	3,175
47,100		Growell Holdings Co Ltd	2,867
361,600		Grupo Comercial Chedraui S.a. DE C.V.	647
30,900		GS Retail Co Ltd	1,217
7,800		Halows Co Ltd	160
56,600		Heiwado Co Ltd	1,334
39,055		Hyundai Greenfood Co Ltd	497
250,828	e	ICA Gruppen AB	7,635
30,130		Ingles Markets, Inc (Class A)	1,449
9,000		Itochu-Shokuhin Co Ltd	336
2,459,009	e	J Sainsbury plc	7,558
192,607		Jean Coutu Group PJC, Inc	3,001
519,704		Jeronimo Martins SGPS S.A.	8,060
13,500		Kansai Super Market Ltd	173
17,300		Kato Sangyo Co Ltd	404
114,624		Kesko Oyj (B Shares)	5,720
24,100	e	Kobe Bussan Co Ltd	844
3,301,650		Koninklijke Ahold Delhaize NV	69,543
3,290,926		Kroger Co	113,570
11,000		Kusuri no Aoki Holdings Co Ltd	489
567,000	*,e	La Comer SAB de C.V.	428
265,114	e	Lawson, Inc	18,609
350,000	*,e	Lianhua Supermarket Holdings Co Ltd	137
34,500		Life Corp	971
300,375		Loblaw Cos Ltd	15,848
644,000	*	Madison Wine Holdings Ltd	176
450,354		Magnit OAO (GDR)	19,824
54,619	e	Majestic Wine plc	212
484,000	e	Major Holdings Ltd	75
32,298		MARR S.p.A.	589
103,776		Massmart Holdings Ltd	953
106,300		Matsumotokiyoshi Holdings Co Ltd	5,230
3,167,091	*	Metcash Ltd	5,208
647,070		Metro AG.	21,507
583,997		Metro, Inc	17,468
18,761	*	Migros Ticaret AS	93
12,000		Ministop Co Ltd	209
20,726	*,e	Natural Grocers by Vitamin C	246
20,100	e	Nihon Chouzai Co Ltd	748
147,082	e	North West Co Fund	3,015
61,000		Okuwa Co Ltd	612
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,000	e	Olam International Ltd	$3
121,449	*	Performance Food Group Co	2,915
350,120		Pick’n Pay Stores Ltd	1,624
1,311,822		President Chain Store Corp	9,377
42,127	e	Pricesmart, Inc	3,518
981,400		PT Matahari Putra Prima Tbk	108
22,000,000	*	PT Modern Internasional Tbk	179
12,200		Qol Co Ltd	146
262,502		Raia Drogasil S.A.	4,931
59,928	e	Rallye S.A.	1,162
5,983		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	241
2,230,198	*	Rite Aid Corp	18,377
2,722,890		Robinsons Retail Holdings, Inc	4,065
40,879		Ryoshoku Ltd	1,213
20,900		San-A Co Ltd	1,009
851,210		Seven & I Holdings Co Ltd	32,371
419,500		Sheng Siong Group Ltd	273
730,322		Shoprite Holdings Ltd	9,128
288,876		Shufersal Ltd	1,078
49,006	*,e	Smart & Final Stores, Inc	691
20,300		Sogo Medical Co Ltd	744
3,718,816	*	Sonae SPGS S.A.	3,418
212,815		Spar Group Ltd	3,077
169,691		Spartan Stores, Inc	6,710
157,115	*,e	Sprouts Farmers Market, Inc	2,973
32,500		Sugi Pharmacy Co Ltd	1,542
6,262,528	e	Sun Art Retail Group Ltd	5,492
37,556		Sundrug Co Ltd	2,597
956,222	*	Supervalu, Inc	4,466
1,245,114		Sysco Corp	68,942
293,000		Taiwan TEA Corp	127
43,068,018	*	Tesco plc	109,815
37,000		Tsuruha Holdings, Inc	3,502
224,287	*	United Natural Foods, Inc	10,703
165,400		United Super Markets Holdings, Inc	1,393
748,340	*	US Foods Holding Corp	20,564
126,400		Valor Co Ltd	3,289
16,077		Village Super Market (Class A)	497
2,684,773		Walgreens Boots Alliance, Inc	222,192
8,623,550		Wal-Mart de Mexico SAB de C.V.	15,413
4,956,050		Wal-Mart Stores, Inc	342,562
20,315		Weis Markets, Inc	1,358
1,168,252		Wesfarmers Ltd	35,459
480,353		Whole Foods Market, Inc	14,776
3,054,764	e	WM Morrison Supermarkets plc	8,676
976,200		Woolworths Ltd	16,945
279,328	*	X 5 Retail Group NV (GDR)	9,064
9,200		Yakuodo Co Ltd	172
37,200		Yaoko Co Ltd	1,480
35,300	e	Yokohama Reito Co Ltd	309
		TOTAL FOOD & STAPLES RETAILING	2,023,244

FOOD, BEVERAGE & TOBACCO - 5.1%
1,559,935	*,e	a2 Milk Co Ltd	2,302
25,300		AarhusKarlshamn AB	1,664
506,618	*	Adecoagro S.A.	5,259
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
130,501	e	AdvancePierre Foods Holdings, Inc	$3,886
17,383		AGT Food & Ingredients, Inc	474
252,930		Agthia Group PJSC	489
415,385		Ajinomoto Co, Inc	8,359
7,766		Alico, Inc	211
18,347	*	Alliance One International, Inc	352
5,151,626		Altria Group, Inc	348,353
7,424,574		AMBEV S.A.	37,343
60,971	*,e	Amplify Snack Brands, Inc	537
180,643		Anadolu Efes Biracilik Ve Malt Sanayii AS	903
770,450		Anheuser-Busch InBev S.A.	81,547
106,900		Anhui Gujing Distillery Co Ltd	413
1,354,939		Archer Daniels Midland Co	61,853
15,400		Ariake Japan Co Ltd	823
29,367		Aryzta AG.	1,291
406,240		Asahi Breweries Ltd	12,790
1,825,627		Associated British Foods plc	61,600
136,963		Astral Foods Ltd	1,285
9,492		Atria Group plc	115
287,205		Austevoll Seafood ASA	2,783
317,727	*,e	Australian Agricultural Co Ltd	388
936,870		AVI Ltd	6,232
141,520		B&G Foods, Inc (Class A)	6,199
146,364		Bakkafrost P	5,806
222,599		Balrampur Chini Mills Ltd	409
2,180		Barry Callebaut AG.	2,663
370,609	e	Bega Cheese Ltd	1,131
1,197		Bell AG.	516
58,494	e,m	Bellamy’s Australia Ltd	280
17,010	*,e	Belvedere S.A.	320
18,899		Binggrae Co Ltd	998
170,299	*,e	Biostime Internatonal Holdings Ltd	524
413,770	*	Blue Buffalo Pet Products, Inc	9,947
9,614		Bonduelle S.C.A.	253
33,592	*,e	Boston Beer Co, Inc (Class A)	5,706
712,786		BRF S.A.	10,548
283,304		British American Tobacco Malaysia BHD	2,817
4,795,130		British American Tobacco plc	271,766
4,339,154		Britvic plc	30,298
101,016		Brown-Forman Corp	4,672
252,291	e	Brown-Forman Corp (Class B)	11,333
260,500		Bumitama Agri Ltd	150
709,448		Bunge Ltd	51,251
343,194		C&C Group plc	1,391
49,961	e	Calavo Growers, Inc	3,068
75,742		Calbee, Inc	2,369
67,056	e	Cal-Maine Foods, Inc	2,962
437,167		Campbell Soup Co	26,435
27,312		Carlsberg AS (Class B)	2,352
298,000		Carlsberg Brewery-Malay BHD	925
19,198	*	CCL Products India Ltd	75
373,400		Century Pacific Food, Inc	121
181,000		Charoen Pokphand Enterprise	252
14,075,772		Charoen Pokphand Foods PCL	11,566
4,383,000	*	China Agri-Industries Holdings Ltd	1,705
5,047,889	e	China Huishan Dairy Holdings Co Ltd	1,958
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
547,000	*	China Huiyuan Juice Group Ltd	$182
3,733,946		China Mengniu Dairy Co Ltd	7,160
2,149,000	*,e	China Modern Dairy Holdings	528
1,655,164	*	China Resources Beer Holdings Company Ltd	3,279
2,789,000	*,e,g	China Shengmu Organic Milk Ltd	772
1,289,000	*,e	China Yurun Food Group Ltd	190
134,128		Cia Cervecerias Unidas S.A.	1,401
8,887		CJ CheilJedang Corp	2,629
23,810		Clearwater Seafoods, Inc	207
216,564		Cloetta AB	682
230,040		Clover Industries Ltd	317
1,630,974		Coca-Cola Amatil Ltd	11,895
9,962		Coca-Cola Bottling Co Consolidated	1,782
244,898		Coca-Cola Central Japan Co Ltd	5,391
7,586,435		Coca-Cola Co	314,533
224,583		Coca-Cola European Partners plc	7,088
756	e	Coca-Cola European Partners plc (Class A)	24
715,827		Coca-Cola Femsa S.A. de C.V.	4,536
291,543		Coca-Cola HBC AG.	6,348
77,905		Coca-Cola Icecek AS	730
76,300		Coca-Cola West Japan Co Ltd	2,246
2,380,000		Cofco International Ltd	1,005
3,788,540		ConAgra Foods, Inc	149,837
428,781		Constellation Brands, Inc (Class A)	65,736
22,614		Corby Spirit and Wine Ltd	376
423,707		Costa Group Holdings Ltd	1,049
781,162		Cott Corp	8,851
117,825		Cott Corp (Toronto)	1,334
27,890	*	Craft Brewers Alliance, Inc	471
14,959		Crown Confectionery Co Ltd	347
262		Dae Han Flour Mills Co Ltd	39
90,449		Daesang Corp	1,975
52,141		Daesang Holdings Co Ltd	444
113,818	e	Dairy Crest Group plc	869
781,658	*	Darling International, Inc	10,091
3,878,458		Davide Campari-Milano S.p.A.	37,928
197,694		Dean Foods Co	4,306
2,976,782		Diageo plc	77,247
1,029		Dongwon F&B Co Ltd	169
1,255		Dongwon Industries Co Ltd	378
567,748		Dr Pepper Snapple Group, Inc	51,478
24,600		Dydo Drinco, Inc	1,279
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
334,327		Easy Bio, Inc	1,696
59,176		Ebro Puleva S.A.	1,238
239,663		Embotelladora Andina S.A.	891
1,339,801	e	Embotelladoras Arca SAB de C.V.	6,985
1,829		Emmi AG.	1,106
38,600		Ezaki Glico Co Ltd	1,807
17,256	*	Farmer Bros Co	633
9,224	*	Farmsco	90
1,557,004		Felda Global Ventures Holdings BHD	537
862,810		Fevertree Drinks plc	12,123
479,900	e	First Resources Ltd	629
290,528	e	Flowers Foods, Inc	5,802
2,257,163		Fomento Economico Mexicano S.A. de C.V.	17,168
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
293,276	e	Fonterra Shareholders’ Fund	$1,222
163,472		Fresh Del Monte Produce, Inc	9,911
47,087	*,e	Freshpet, Inc	478
105,073		Fuji Oil Co Ltd	2,061
14,932		Fujicco Co Ltd	308
246,000	*,e	Fujiya Co Ltd	450
1,928,448		General Mills, Inc	119,120
241,114		Genting Plantations BHD	579
1,877,700		GFPT PCL (Foreign)	769
212,949		Glanbia plc	3,537
11,855	*	Godfrey Phillips India Ltd	178
5,759,354		Golden Agri-Resources Ltd	1,705
447,106		GrainCorp Ltd-A	3,081
1,400,272		Great Wall Enterprise Co	1,261
620,684		Greencore Group plc	1,882
35,184	e	Greenyard Foods	547
2,128,274		Groupe Danone	134,674
268,240		Gruma SAB de C.V.	3,404
2,836,916		Grupo Bimbo S.A. de C.V. (Series A)	6,433
144,495	e	Grupo Herdez SAB de C.V.	262
743,048	e	Grupo Lala SAB de C.V.	1,083
358,881	*	Hain Celestial Group, Inc	14,007
7,536	*	Haitai Confectionery & Foods Co Ltd	112
27,493	*	Harim & Co Ltd	112
80,075		Heineken Holding NV	5,568
831,083		Heineken NV	62,280
480,533		Hershey Co	49,702
50,206		High Liner Foods, Inc	746
7,090		Hite Holdings Co Ltd	73
18,900		Hokuto Corp	341
161,000	e,g	Honworld Group Ltd	98
503,455	*	Hormel Foods Corp	17,525
147,952		House Foods Corp	3,061
477,200		Ichitan Group PCL	136
326,880		Imperial Tobacco Group plc	14,246
271,878		Indofood Agri Resources Ltd	98
2,452,730		Indofood CBP Sukses Makmur Tbk	1,557
401,500	e	Industrias Bachoco SAB de C.V.	1,641
330,930		Ingredion, Inc	41,353
38,679	*,e	Inventure Foods, Inc	381
2,895,897		IOI Corp BHD	2,833
6,038,809		ITC Ltd	21,450
45,700		Ito En Ltd	1,515
209,600	*	Itoham Yonekyu Holdings, Inc	1,939
47,306		J&J Snack Foods Corp	6,312
208,847		J.M. Smucker Co	26,745
2,536,146		Japan Tobacco, Inc	83,246
1,367,200		Japfa Ltd	853
813,797		JBS S.A.	2,846
24,722		Jinro Ltd	432
53,680		John B. Sanfilippo & Son, Inc	3,779
24,900		J-Oil Mills, Inc	848
630,238		Juhayna Food Industries	215
63,873		Kagome Co Ltd	1,595
9,500		Kameda Seika Co Ltd	433
76,360	*	Kaveri Seed Co Ltd	460
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,126,090		Kellogg Co	$83,004
8,100		Kenko Mayonnaise Co Ltd	228
590,933		Kerry Group plc (Class A)	42,237
16,600		KEY Coffee, Inc	309
3,961,900		Khon Kaen Sugar Industry PCL	624
116,671		Kikkoman Corp	3,723
740,690		Kirin Brewery Co Ltd	12,022
136,884		Koninklijke Wessanen NV	1,916
16,200	*,e	Kotobuki Spirits Co Ltd	386
3,551,971		Kraft Heinz Co	310,158
46,955	*	KRBL Ltd	206
307,459		KT&G Corp	25,719
1,866,752		Kuala Lumpur Kepong BHD	9,971
1,692		KWS Saat AG.	502
40,361		La Doria S.p.A	381
894,790	*	Lamb Weston Holdings, Inc	33,868
46,786		Lancaster Colony Corp	6,615
60,873	*	Landec Corp	840
129,986		Leroy Seafood Group ASA	7,237
2,210,000	*,e	Leyou Technologies Holdings Ltd	455
598,432		Lien Hwa Industrial Corp	408
11,801	*	Lifeway Foods, Inc	136
29,770	e	Limoneira Co	640
669		Lindt & Spruengli AG.	3,462
29		Lindt & Spruengli AG. (Registered)	1,762
620		Lotte Chilsung Beverage Co Ltd	750
5,713		Lotte Confectionery Co Ltd	844
611		Lotte Samkang Co Ltd	328
101,660		M Dias Branco S.A.	3,590
32,953		Maeil Dairy Industry Co Ltd	1,095
77,500		Malee Group PCL	249
80,569		Maple Leaf Foods, Inc	1,687
267,500	*	Marfrig Global Foods S.A.	542
208,000		Marudai Food Co Ltd	877
120,200		Maruha Nichiro Corp	3,239
162,234		McCormick & Co, Inc	15,141
37,367	*	McLeod Russel India Ltd	77
288,787		Mead Johnson Nutrition Co	20,435
93,800		Megmilk Snow Brand Co Ltd	2,578
209,768		MEIJI Holdings Co Ltd	16,410
26,366	e	Mgp Ingredients, Inc	1,318
96,900	*	Minerva S.A.	361
23,500		Mitsui Sugar Co Ltd	503
1,730,673		Molson Coors Brewing Co (Class B)	168,412
7,320,906		Mondelez International, Inc	324,536
4,010,253	*	Monster Beverage Corp	177,815
73,560		Morinaga & Co Ltd	3,060
462,000		Morinaga Milk Industry Co Ltd	3,321
13,079		Muhak Co Ltd	247
18,000		Nagatanien Co Ltd	215
179,000		Namchow Chemical Industrial Ltd	339
299		Namyang Dairy Products Co Ltd	182
71,771	*,e	National Beverage Corp	3,666
4,653	*	Naturex	416
38,989		Nestle India Ltd	3,459
3,577,076		Nestle S.A.	256,253
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,360,000	*	New Silkroad Culturaltainment Ltd	$456
191,200		Nichirei Corp	3,953
9,600		Nippon Beet Sugar Manufacturing Co Ltd	190
69,100		Nippon Flour Mills Co Ltd	959
146,705		Nippon Meat Packers, Inc	3,958
328,866		Nippon Suisan Kaisha Ltd	1,579
370,000		Nisshin Oillio Group Ltd	1,699
195,707		Nisshin Seifun Group, Inc	2,932
79,073		Nissin Food Products Co Ltd	4,148
4,689		Nong Shim Co Ltd	1,291
1,512		Nong Shim Holdings Co Ltd	151
6,467		Nong Woo Bio Co Ltd	85
9,804		Norway Royal Salmon ASA	235
101,674		Oceana Group Ltd	888
128,476	*	Omega Protein Corp	3,218
128,013		Origin Enterprises plc	833
17,981		Orion Corp	9,746
13,253		Orior AG.	973
286,733		Orkla ASA	2,595
1,406		Ottogi Corp	771
1,946,629	e	PAN Fish ASA	35,196
4,163,011		PepsiCo, Inc	435,576
70,856		Pernod-Ricard S.A.	7,668
72,987	*,e,m	Pescanova S.A.	1
1,053	*	Philip Morris CR	537
5,121,336		Philip Morris International, Inc	468,551
426,279	e	Pilgrim’s Pride Corp	8,095
17,000		Pinar SUT Mamulleri Sanayii AS	76
2,622,733		Pinnacle Foods, Inc	140,185
130,660		Pioneer Foods Ltd	1,465
507,266	*	Post Holdings, Inc	40,779
501,891		PPB Group BHD	1,774
547,447	*	Premier Foods plc	316
71,784	e	Premium Brands Holdings Corp	3,687
787,000		Prima Meat Packers Ltd	2,796
55,639	*,e	Primo Water Corp	683
5,692,200	m	PT Austindo Nusantara Jaya	841
1,389,600		PT Bisi International	196
8,465,700	*	PT BW Plantation Tbk	172
7,131,318		PT Charoen Pokphand Indonesia Tbk	1,630
1,167,411		PT Gudang Garam Tbk	5,526
10,345,600		PT Hanjaya Mandala Sampoerna Tbk	2,935
4,869,191		PT Indofood Sukses Makmur Tbk	2,852
4,481,800		PT Japfa Comfeed Indonesia Tbk	483
1,411,300		PT Nippon Indosari Corpindo Tbk	167
11,854,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,526
8,323,600		PT Salim Ivomas Pratama Tbk	304
1,688,400		PT Sawit Sumbermas Sarana Tbk	175
905		Pulmuone Co Ltd	105
203,000		Q.P. Corp	4,924
525,019		QAF Ltd	504
910,950		QL Resources BHD	885
126,639	g	Refresco Gerber NV	1,924
13,800		Remy Cointreau S.A.	1,176
2,466,197		Reynolds American, Inc	138,206
12,000,000		RFM Corp	1,230
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,003	e	Rhodes Food Group Pty Ltd	$173
5,300		Riken Vitamin Co Ltd	214
65,800		Rock Field Co Ltd	890
311,540	e	Rogers Sugar, Inc	1,580
53,700		Rokko Butter Co Ltd	1,159
105,745		Royal Unibrew A.S.	4,077
12,800	e	S Foods, Inc	332
2,260	*	Sajo Industries Co Ltd	119
23,455		Sakata Seed Corp	662
241,605		Salmar ASA	7,215
1,948		Samlip General Foods Co Ltd	273
15,784		Samyang Corp	1,371
11,060		Samyang Holdings Corp	1,093
86,180	e	Sanderson Farms, Inc	8,122
137,400		Sao Martinho S.A.	823
282,300		Sapporo Holdings Ltd	7,253
448,903		Saputo, Inc	15,885
112,080		Scandi Standard AB	700
44,023		Scandinavian Tobacco Group A.S.	741
15,381		Schouw & Co	1,145
718	*	Seaboard Corp	2,838
191,178	e	Select Harvests Ltd	913
14,215	*	Seneca Foods Corp	569
113,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	88
227,100	*	Shanghai Dajiang Group	151
1,498,000		Shenguan Holdings Group Ltd	113
92,000		Showa Sangyo Co Ltd	472
45,500		SLC Agricola S.A.	202
170,871	e	Snyder’s-Lance, Inc	6,551
420,290		Standard Foods Corp	996
5,100		Starzen Co Ltd	210
278,138		Stock Spirits Group plc	620
36,701		Strauss Group Ltd	579
69,332		Suedzucker AG.	1,653
259,683		Suntory Beverage & Food Ltd	10,756
355,700		Super Coffeemix Manufacturing Ltd	314
383,785		Swedish Match AB	12,177
50,990	*	Synutra International, Inc	273
238,400		Takara Holdings, Inc	2,189
323,600		Taokaenoi Food & Marketing PCL	253
130,156		Tassal Group Ltd	389
527,728		Tata Tea Ltd	946
752,169		Tate & Lyle plc	6,546
1,933,000	e	Tenwow International Holdings Ltd	601
1,394,609		Thai Union Group PCL	817
1,332,400		Thai Vegetable Oil PCL	1,505
1,222,600	*	Thaifoods Group PCL	240
1,423,000	e	Tibet 5100 Water Resources Holdings Ltd	613
1,751,300	*	Tiga Pilar Sejahtera Food Tbk	252
187,075	e	Tiger Brands Ltd	5,408
2,253,190	e	Tingyi Cayman Islands Holding Corp	2,732
100,422		Tongaat Hulett Ltd	956
35,505	e	Tootsie Roll Industries, Inc	1,411
76,246		Toyo Suisan Kaisha Ltd	2,759
894,485		Treasury Wine Estates Ltd	6,881
147,040	*,e	TreeHouse Foods, Inc	10,615
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
449,579	e	Tsingtao Brewery Co Ltd	$1,693
168,000		Ttet Union Corp	438
16,804	*	Turning Point Brands, Inc	206
999,135		Tyson Foods, Inc (Class A)	61,627
102,870		Ulker Biskuvi Sanayi AS	471
5,722,977		Uni-President Enterprises Corp	9,436
65,868	*	United Spirits Ltd	1,883
47,082		Universal Corp	3,001
1,056,554		Universal Robina	3,470
202,856	e	Vector Group Ltd	4,613
236,321		Vina Concha y Toro S.A.	379
35,847	e	Viscofan S.A.	1,765
6,456,614	e	Want Want China Holdings Ltd	4,124
11,100		Warabeya Nichiyo Co Ltd	234
349,000	*	Wei Chuan Food Corp	189
9,157,318	g	WH Group Ltd	7,382
342,046	*	WhiteWave Foods Co (Class A)	19,018
4,479,108		Wilmar International Ltd	11,065
71,231		Yakult Honsha Co Ltd	3,296
187,616	e	Yamazaki Baking Co Ltd	3,617
903,000		Yashili International	173
362,000	*	Yihai International Holding Ltd	152
2,528,000	*	YuanShengTai Dairy Farm Ltd	166
11,000		Zydus Wellness Ltd	140
		TOTAL FOOD, BEVERAGE & TOBACCO	5,802,850

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
22,413	*,e	AAC Holdings, Inc	162
46,989		Abaxis, Inc	2,480
7,653,363		Abbott Laboratories	293,966
93,168	*	Abiomed, Inc	10,498
239,613	*,e	Acadia Healthcare Co, Inc	7,931
171,605	*,e	Accuray, Inc	789
135,592		Aceto Corp	2,979
17,724	*	Addus HomeCare Corp	621
26,081	*,e	Adeptus Health, Inc	199
288,558		Advanced Medical Solutions Group plc	789
967,359		Aetna Inc	119,962
562,046	*	AGFA-Gevaert NV	2,169
67,894	*	Air Methods Corp	2,162
436,903	e	Al Noor Hospitals Group plc	4,150
157,158	*	Alere, Inc	6,124
447,255		Alfresa Holdings Corp	7,387
4,102,659	*	Alibaba Health Information Technology Ltd	2,057
128,457	*	Align Technology, Inc	12,349
615,920	*	Allscripts Healthcare Solutions, Inc	6,289
22,806	*	Almost Family, Inc	1,006
26,206		Ambu A.S.	1,051
102,400	*	Amedisys, Inc	4,365
17,918	*,e	American Renal Associates Holdings, Inc	381
507,384		AmerisourceBergen Corp	39,672
123,738	*,e	AMN Healthcare Services, Inc	4,758
278,187		Amplifon S.p.A.	2,649
26,491		Analogic Corp	2,197
125,732	*	Angiodynamics, Inc	2,121
42,577	*	Anika Therapeutics, Inc	2,085
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
289,690		Ansell Ltd	$5,154
947,754		Anthem, Inc	136,259
95,945		Apollo Hospitals Enterprise Ltd	1,665
14,000		As One Corp	582
46,600		Asahi Intecc Co Ltd	1,884
50,509	*	athenahealth, Inc	5,312
68,537	*,e	AtriCure, Inc	1,341
6,675		Atrion Corp	3,386
205,335		Attendo AB	1,775
1,393,226		Australian Pharmaceutical Industries Ltd	2,065
57,837	*,e	Avinger, Inc	214
57,184	*	AxoGen, Inc	515
1,078,350		Bangkok Chain Hospital PCL	445
4,122,445		Bangkok Dusit Medical Services PCL	2,654
159,023		Bard (C.R.), Inc	35,726
2,394,115		Baxter International, Inc	106,155
346,742		Becton Dickinson & Co	57,403
20,783	*,e,g	Biocartis NV	240
246,928	*,e	BioScrip, Inc	257
139,543	*	BioTelemetry, Inc	3,119
31,000		Bioteque Corp	114
80,500		BML, Inc	1,916
13,214	*	Boditech Med, Inc	225
5,280,309	*	Boston Scientific Corp	114,213
373,231	*	Brookdale Senior Living, Inc	4,636
413,165		Bumrungrad Hospital PCL (Foreign)	2,085
125,333		Cantel Medical Corp	9,870
74,037	g	Capio AB	390
62,708	*	Capital Senior Living Corp	1,006
603,492		Cardinal Health, Inc	43,433
116,907	*	Cardiovascular Systems, Inc	2,830
71,179		Carl Zeiss Meditec AG.	2,619
81,653	*,e	Castlight Health, Inc	404
153		Celesio AG.	4
164,765	*	Cellumed Co Ltd	205
836,125	*	Centene Corp	47,249
1,011,462	*	Cerner Corp	47,913
208,676	*,e	Cerus Corp	908
34,172	*	CHA Bio & Diostech Co Ltd	358
48,065		Chemed Corp	7,710
1,608,000		China NT Pharma Group Co Ltd	306
367,000	e	China Pioneer Pharma Holdings Ltd	132
526,500		China Resources Phoenix Healthcare Holdings Co Ltd	671
4,080,500		Chularat Hospital PCL	325
1,788,819	n	Cigna Corp	238,611
74,410	*	Civitas Solutions, Inc	1,481
114,487		Cochlear Ltd	10,105
36,121		Coloplast AS	2,433
231,611	*,e	Community Health Systems, Inc	1,295
26,863		CompuGroup Medical AG.	1,102
23,511	e	Computer Programs & Systems, Inc	555
78,972	*,e	ConforMIS, Inc	640
58,442		Conmed Corp	2,581
86,987		Cooper Cos, Inc	15,217
900,000	*,e	Cordlife Group Ltd	609
138,159	*,e	Corindus Vascular Robotics, Inc	96
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,409	*	Corvel Corp	$2,174
92,848	*,e	Cotiviti Holdings, Inc	3,194
168,285	*	Cross Country Healthcare, Inc	2,627
92,830	*	CryoLife, Inc	1,778
53,357	*	Cutera, Inc	926
102,674	e	CVS Group plc	1,396
204,900	*,e	CYBERDYNE, Inc	2,889
96,109	*	Cynosure, Inc (Class A)	4,383
50,000	e	Daiken Medical Co Ltd	344
476,210	*	DaVita, Inc	30,573
342,650		DENTSPLY SIRONA, Inc	19,781
195,443	*,e	DexCom, Inc	11,668
74,444		DiaSorin S.p.A.	4,408
9,715	*	DIO Corp	317
158,957	*,e	Diplomat Pharmacy, Inc	2,003
6,132		Draegerwerk AG.	512
2,278		Draegerwerk AG. & Co KGaA	156
603,497	*,n	Edwards Lifesciences Corp	56,548
13,400		Eiken Chemical Co Ltd	352
49,435		El.En. S.p.A	1,221
317,188	e	Elekta AB (B Shares)	2,800
48,699		EMIS Group plc	579
173,285	*,e	Endologix, Inc	991
100,554	e	Ensign Group, Inc	2,233
16,704	*	Entellus Medical, Inc	317
461,487	*	Envision Healthcare Corp	29,207
441,025		Essilor International S.A.	49,760
1,681,503	e	Estia Health Ltd	3,148
33,324	*,e	Evolent Health, Inc	493
24,283	*	Exactech, Inc	663
2,558,043	*	Express Scripts Holding Co	175,968
245,660	e	Extendicare, Inc	1,808
542,976	*,e	Fagron NV	5,544
483,301		Fisher & Paykel Healthcare Corp	2,859
73,100		Fleury S.A.	799
1,094,737	*	Fortis Healthcare Ltd	2,910
208,576		Fresenius Medical Care AG.	17,629
466,571		Fresenius SE	36,398
11,200		Fukuda Denshi Co Ltd	617
1,915	*,e	Fulgent Genetics, Inc	22
3,455		Galenica AG.	3,893
120,513	*	Genesis Health Care, Inc	512
91,963	*,e	GenMark Diagnostics, Inc	1,126
73,004		Getinge AB (B Shares)	1,170
47,000		Ginko International Co Ltd	486
115,288	*	Glaukos Corp	3,954
147,042	*	Globus Medical, Inc	3,648
556,328		GN Store Nord	11,505
1,780,831	*,e	Golden Meditech Holdings Ltd	241
66,700		Green Hospital Supply, Inc	1,710
11,085		Guerbet	831
162,211	*	Haemonetics Corp	6,521
121,793	*	Halyard Health, Inc	4,504
989,000	e,g	Harmonicare Medical Holdings Ltd	653
725,400		Hartalega Holdings BHD	781
1,075,349	*	HCA Holdings, Inc	79,597
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,159	*	HealthEquity, Inc	$3,775
1,516,211		Healthscope Ltd	2,499
529,457	e	Healthsouth Corp	21,835
54,909	*	HealthStream, Inc	1,375
140,051	*	Healthways, Inc	3,186
124,130	*	Henry Schein, Inc	18,832
164,461		Hill-Rom Holdings, Inc	9,233
293,089	*	HMS Holdings Corp	5,322
15,200		Hogy Medical Co Ltd	936
1,088,048	*	Hologic, Inc	43,652
199,536		Hoya Corp	8,366
4,820,000	*,e	Huayi Tencent Entertainment Co Ltd	291
463,852	n	Humana, Inc	94,640
3,887		Huons Global Co Ltd	110
59,377	*	ICU Medical, Inc	8,749
340,321	*	Idexx Laboratories, Inc	39,909
4,485,242		IHH Healthcare BHD	6,349
114,400	*,e	iKang Healthcare Group, Inc (ADR)	1,983
267,080	*,e	ImpediMed Ltd	198
9,159		InBody Co Ltd	204
85,094	*	Inogen Inc	5,716
100,782	*	Inovalon Holdings, Inc	1,038
127,927	*	Insulet Corp	4,820
64,157	*	Integer Holding Corp	1,889
78,288	*,e	Integra LifeSciences Holdings Corp	6,716
6,392		Interojo Co Ltd	201
190,837	*	Intuitive Surgical, Inc	121,023
111,348		Invacare Corp	1,453
73,723	*,e	InVivo Therapeutics Holdings Corp	310
81,088		Ion Beam Applications	3,548
10,995	*,e	iRadimed Corp	122
17,564	*,e	iRhythm Technologies, Inc	527
19,209	*,e	IRIDEX Corp	270
8,667	*	i-SENS Inc	211
37,400		Japan Lifeline Co Ltd	743
733,630	e	Japara Healthcare Ltd	1,194
619,000		Jeol Ltd	2,696
59,176	*,e	K2M Group Holdings, Inc	1,186
272,994		Kindred Healthcare, Inc	2,143
37,689		Korian-Medica	1,104
597,800		Kossan Rubber Industries	878
183,573		KPJ Healthcare BHD	171
351,825	*	Laboratory Corp of America Holdings	45,167
20,922		Landauer, Inc	1,006
89,162		LeMaitre Vascular, Inc	2,259
100,827	*	LHC Group, Inc	4,608
54,157	e	Lifco AB	1,383
1,161,938		Life Healthcare Group Holdings Pte Ltd	2,751
68,032	*	LifePoint Hospitals, Inc	3,864
1,812,000	*	Lifetech Scientific Corp	433
17,636	*,e	LivaNova plc	793
7,032		Lutronic Corp	203
225,035		M3, Inc	5,658
142,891	*	Magellan Health Services, Inc	10,753
72,200		Mani, Inc	1,716
171,556	*	Masimo Corp	11,563
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,814	*	Mazor Robotics Ltd	$373
761,109		McKesson Corp	106,898
140,441		Medical Facilities Corp	1,838
20,243	*	Medicare Group	349
455,378		Mediceo Paltac Holdings Co Ltd	7,173
117,678	*,e	Medidata Solutions, Inc	5,845
17,663	*	Medipost Co Ltd	792
287,711	*,e	MEDNAX, Inc	19,179
4,037,605		Medtronic plc	287,599
34,900		Menicon Co Ltd	982
88,962		Meridian Bioscience, Inc	1,575
199,008	*	Merit Medical Systems, Inc	5,274
660,294		Metlifecare Ltd	2,546
97,500		Microlife Corp	225
670,000	*	Microport Scientific Corp	503
79,139		Miraca Holdings, Inc	3,540
324,000	e	Modern Dental Group Ltd	119
162,289	*	Molina Healthcare, Inc	8,806
31,136		Nagaileben Co Ltd	678
30,500		Nakanishi, Inc	1,179
634,602	*	Nanosonics Ltd	1,421
11,983	*,e	NantHealth, Inc	119
44,321	*	Narayana Hrudayalaya Ltd	223
29,977		National Healthcare Corp	2,272
22,046		National Research Corp	419
160,851	*	Natus Medical, Inc	5,598
76,523	*	Neogen Corp	5,050
1,136,220		Network Healthcare Holdings Ltd	2,641
5,567		Neuca S.A.	518
51,812	*	Nevro Corp	3,765
89,600	e	Nichii Gakkan Co	645
91,000		Nihon Kohden Corp	2,010
97,867		Nikkiso Co Ltd	928
421,500		Nipro Corp	4,599
19,000		NMC Health plc	361
49,078	e,g	NNIT A.S.	1,418
112,543	*,e	Nobilis Health Corp	236
106,517	*,e	Novocure Ltd	836
168,588	*	NuVasive, Inc	11,356
136,087	*	NxStage Medical, Inc	3,567
3,854	*	Obalon Therapeutics, Inc	34
279,070		Odontoprev S.A.	1,079
1,011,382		Olympus Corp	34,847
76,406	*	Omnicell, Inc	2,590
416,365	*	OraSure Technologies, Inc	3,656
236,981		Oriola-KD Oyj (B Shares)	1,075
40,708	*	Orion Health Group Ltd	57
36,059		Orpea	2,911
105,411	*	Orthofix International NV	3,814
10,963	*	Osstem Implant Co Ltd	550
141,533		Owens & Minor, Inc	4,995
57,867	*,e	Oxford Immunotec Global plc	865
30,100		Paramount Bed Holdings Co Ltd	1,202
135,753		Patterson Cos, Inc	5,570
53,859	*,e	Penumbra, Inc	3,436
79,215		Pharmaniaga BHD	94
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,148	*	PharMerica Corp	$2,167
16,512		Phonak Holding AG.	1,998
111,000	*	Pihsiang Machinery Manufacturing Co Ltd	216
322,236	*,e	Premier, Inc	9,783
1,299,342		Primary Health Care Ltd	3,817
46,173	*	Providence Service Corp	1,757
345,262	*	PT Siloam International Hospitals Tbk	279
2,134,000	*	PW Medtech Group Ltd	553
244,087		Qualicorp S.A.	1,441
109,821		Quality Systems, Inc	1,444
355,483		Quest Diagnostics, Inc	32,669
58,126	*	Quidel Corp	1,245
230,130	*	Quorum Health Corp	1,673
85,080	*	RadNet, Inc	549
748,787	e	Raffles Medical Group Ltd	739
200,911	e	Ramsay Health Care Ltd	9,878
44,160		RaySearch Laboratories AB	894
358,242	e	Regis Healthcare Ltd	1,182
8,077,000		Religare Health Trust	5,103
375,503	e	Resmed, Inc	23,300
27,016		Rhoen Klinikum AG.	729
211,000		Rion Co Ltd	2,918
104,858	*,e	Rockwell Medical, Inc	687
163,935	*	RTI Biologics, Inc	533
800,500		Ryman Healthcare Ltd	4,507
34,506		Sartorius AG.	2,557
66,675		Sartorius Stedim Biotech	4,207
40,870	*,e	Second Sight Medical Products, Inc	80
480,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	418
229,415	*	Select Medical Holdings Corp	3,040
59,386	*,e	Senseonics Holdings, Inc	159
2,336,415		Shandong Weigao Group Medical Polymer Co Ltd	1,556
803,040		Shanghai Pharmaceuticals Holding Co Ltd	1,833
73,462		Sienna Senior Living, Inc	892
13,460	*,e	Sientra, Inc	115
2,883,041		Sigma Pharmaceuticals Ltd	2,681
1,313,871		Sinopharm Group Co	5,385
688,667		Smith & Nephew plc	10,336
1,485,439		Sonic Healthcare Ltd	22,861
95,618	*	Spectranetics Corp	2,343
641,043	g	Spire Healthcare Group plc	2,664
370,585		St. Jude Medical, Inc	29,717
163,000		St. Shine Optical Co Ltd	3,112
88,801	*,e	Staar Surgical Co	963
119,491		STERIS plc	8,052
9,523		STRATEC Biomedical AG.	459
29,478		Straumann Holding AG.	11,486
664,116	e	Stryker Corp	79,568
5,219		Suheung Capsule Co Ltd	161
637,047	e	Summerset Group Holdings Ltd	2,070
2,045,300		Supermax Corp BHD	962
39,891	*,e	Surgery Partners, Inc	632
121,028	*	Surgical Care Affiliates, Inc	5,600
38,429	*	SurModics, Inc	976
155,686		Suzuken Co Ltd	5,085
79,453		Sysmex Corp	4,591
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,899	*	Tabula Rasa HealthCare, Inc	$58
7,856	*,e	Tactile Systems Technology, Inc	129
45,754	*,e	Tandem Diabetes Care, Inc	98
145,457	*	Team Health Holdings, Inc	6,320
45,312	*,e	Teladoc, Inc	748
95,832		Teleflex, Inc	15,443
279,162	*	Tenet Healthcare Corp	4,143
208,812		Terumo Corp	7,698
194,000	e	Toho Pharmaceutical Co Ltd	3,866
8,800		Tokai Corp (GIFU)	299
748,500		Top Glove Corp BHD	893
3,648,000	e	Town Health International Medical Group Ltd	587
150,602	*,e	TransEnterix, Inc	196
129,762	*	Triple-S Management Corp (Class B)	2,686
48,200		Tsuki Corp	326
369,044		United Drug plc	3,039
3,224,234		UnitedHealth Group, Inc	516,006
97,111	*	Universal American Corp	966
442,264		Universal Health Services, Inc (Class B)	47,048
2,634,500	g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,169
65,095		US Physical Therapy, Inc	4,570
8,298		Utah Medical Products, Inc	604
6,693		Value Added Technologies Co Lt	200
137,689	*	Varian Medical Systems, Inc	12,362
36,259	*	Vascular Solutions, Inc	2,034
448,195	*	VCA Antech, Inc	30,769
471,807	*	Veeva Systems, Inc	19,203
38,691	*,e	Veracyte, Inc	299
3,976,600		Vibhavadi Medical Center PCL (Foreign)	324
6,872		Vieworks Co Ltd	340
12,781	*,e	ViewRay, Inc	40
269,263		Virtus Health Ltd	1,211
139,100		VITAL KSK Holdings, Inc	1,176
55,400	*	Vocera Communications, Inc	1,024
414,341	*	WellCare Health Plans, Inc	56,798
16,200	g	Wenzhou Kangning Hospital Co Ltd	71
167,438		West Pharmaceutical Services, Inc	14,204
77,083	*	William Demant Holding A.S.	1,339
222,877	*	Wright Medical Group NV	5,122
9,717		Ypsomed Holding AG.	1,763
79,304	*,e	Zeltiq Aesthetics, Inc	3,451
600,027		Zimmer Holdings, Inc	61,923
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,324,830

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
97,999		Able C&C Co Ltd	1,677
37,212		Amorepacific Corp	9,890
10,042		Amorepacific Corp (Preference)	1,707
354,651	e	Asaleo Care Ltd	378
971,389	*	Avon Products, Inc	4,896
65,998		Bajaj Corp Ltd	361
79,014		Beiersdorf AG.	6,693
8,384		Bioland Ltd	124
14,883	e	Blackmores Ltd	1,108
203,499	*,e	Central Garden & Pet Co	6,734
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
96,210	*	Central Garden and Pet Co (Class A)	$2,973
33,000		Chlitina Holding Ltd	154
635,439		Church & Dwight Co, Inc	28,080
53,089	*	CKH Food & Health Ltd	85
354,326		Clorox Co	42,526
1,348,396		Colgate-Palmolive Co	88,239
19,891		Coreana Cosmetics Co Ltd	105
3,502		Cosmax BTI, Inc	108
12,409		Cosmax, Inc	1,225
13,339	*	COSON Co Ltd	132
761,939		Coty, Inc	13,951
860,603		Dabur India Ltd	3,523
52,900		Dr Ci:Labo Co Ltd	1,486
11,200		Earth Chemical Co Ltd	455
141,770	*	Edgewell Personal Care Co	10,348
229,761		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	203
121,260	*,e	elf Beauty, Inc	3,509
347,638		Energizer Holdings, Inc	15,508
1,579,039		Estee Lauder Cos (Class A)	120,781
53,000	*,e	Euglena Co Ltd	583
33,849		Eveready Industries India Ltd	108
147,400		Fancl Corp	2,060
11,377		Gillette India Ltd	720
192,694		Godrej Consumer Products Ltd	4,279
139,000	g	Golden Throat Holdings Group Co Ltd	54
96,000		Grape King Industrial Co	557
1,386,647		Hengan International Group Co Ltd	10,156
49,311		Henkel KGaA	5,132
239,821		Henkel KGaA (Preference)	28,548
129,043	*,e	Herbalife Ltd	6,212
1,136,923		Hindustan Lever Ltd	13,821
254,873	*	HRG Group, Inc	3,966
1,006,267		Hypermarcas S.A.	8,058
8,367		Inter Parfums S.A.	241
35,957		Inter Parfums, Inc	1,178
3,800		It’s Skin Co Ltd	135
63,325		Jyothy Laboratories Ltd	315
699,009		Kao Corp	33,088
238,350		Karex BHD	125
585,202		Kimberly-Clark Corp	66,783
1,673,016		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,014
49,400		Kobayashi Pharmaceutical Co Ltd	2,110
9,602		Kolmar BNH Co Ltd	147
23,271		Korea Kolmar Co Ltd	1,266
6,204		Korea Kolmar Holdings Co Ltd	173
33,700		Kose Corp	2,794
10,755		LG Household & Health Care Ltd	7,631
2,245		LG Household & Health Care Ltd (Preference)	1,046
33,858	*,e	Lifevantage Corp	276
235,000		Lion Corp	3,852
540,471		L’Oreal S.A.	98,509
15,579		Mandom Corp	671
943,395		Marico Ltd	3,615
100,179		Medifast, Inc	4,170
392,924	*	Microbio Co Ltd	280
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,200		Milbon Co Ltd	$385
193,198		Natura Cosmeticos S.A.	1,365
14,864	e	Natural Health Trends Corp	369
27,061		Nature’s Sunshine Products, Inc	406
13,600		Noevir Holdings Co Ltd	425
391,207		Nu Skin Enterprises, Inc (Class A)	18,692
29,930	*	Nutraceutical International Corp	1,046
4,839	*	NUTRIBIOTECH Co Ltd	246
1,045,000		NVC Lighting Holdings Ltd	133
12,367		Oil-Dri Corp of America	473
63,981		Ontex Group NV	1,899
19,543	e	Orchids Paper Products Co	512
35,738		Oriflame Holding AG.	1,078
32,417		Pacific Corp	3,563
116,200		Pigeon Corp	2,963
65,200	e	Pola Orbis Holdings, Inc	5,375
8,163,773	e	Procter & Gamble Co	686,410
7,775,600		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	300
1,623,729		PT Unilever Indonesia Tbk	4,669
257,050		PZ Cussons plc	1,059
735,321		Reckitt Benckiser Group plc	62,288
24,542	*	Revlon, Inc (Class A)	715
10,505	*	Sansung Life & Science Co Ltd	191
283,391		Shiseido Co Ltd	7,162
135,736	e	Spectrum Brands, Inc	16,605
512,515		Svenska Cellulosa AB (B Shares)	14,426
50,000		TCI Co Ltd	254
5,482		Tonymoly Co Ltd	103
467,699		Uni-Charm Corp	10,215
2,441,950		Unilever NV	100,312
1,883,601		Unilever plc	76,173
85,776	*	USANA Health Sciences, Inc	5,250
231,000	e	Vinda International Holdings Ltd	431
31,790		WD-40 Co	3,716
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,711,841

INSURANCE - 4.2%
153,489		Admiral Group plc	3,452
623,200		Aegon NV	3,424
541,711		Aflac, Inc	37,703
54,922		Ageas	2,171
14,059,514		AIA Group Ltd	78,759
19,557	*	Alleghany Corp	11,893
736,334		Allianz AG.	121,523
979,515		Allied World Assurance Co Holdings Ltd	52,610
1,074,407		Allstate Corp	79,635
172,630		Alm Brand AS	1,316
146,166	*	AMBAC Financial Group, Inc	3,289
420,447		American Equity Investment Life Holding Co	9,477
133,145		American Financial Group, Inc	11,733
6,087,630		American International Group, Inc	397,583
9,975		American National Insurance Co	1,243
56,990		Amerisafe, Inc	3,553
337,788	*	Amtrust Financial Services, Inc	9,249
133,776		Anadolu Hayat Emeklilik AS	188
376,742	*	Anadolu Sigorta	206
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,800	e	Anicom Holdings, Inc	$265
354,166		Aon plc	39,500
212,039	*	Arch Capital Group Ltd	18,297
416,903		Argo Group International Holdings Ltd	27,474
185,593		Arthur J. Gallagher & Co	9,643
243,502		Aspen Insurance Holdings Ltd	13,393
44,870	*	ASR Nederland NV	1,066
1,380,955		Assicurazioni Generali S.p.A.	20,469
78,429		Assurant, Inc	7,283
248,663		Assured Guaranty Ltd	9,392
429,500	*,e	Athene Holding Ltd	20,612
25,519	*	Atlas Financial Holdings, Inc	461
7,545,180		Aviva plc	44,944
34,323		AvivaSA Emeklilik ve Hayat AS.	187
3,754,125		AXA S.A.	94,637
166,231		Axis Capital Holdings Ltd	10,850
37,569		Bajaj Finserv Ltd	1,598
29,960		Baldwin & Lyons, Inc (Class B)	755
12,386		Baloise Holding AG.	1,559
823,774		BB Seguridade Participacoes S.A.	7,150
1,274,687		Beazley plc	6,093
4,718,991	*	Berkshire Hathaway, Inc (Class B)	769,101
10,779		Blue Capital Reinsurance Holdings Ltd	199
163,242		Brown & Brown, Inc	7,323
9,486,316		Cathay Financial Holding Co Ltd	14,102
165,050		Chesnara plc	743
2,345,094	*	China Insurance International Holdings Co Ltd	4,808
9,596,990		China Life Insurance Co Ltd	24,808
15,002,779		China Life Insurance Co Ltd (Taiwan)	14,834
3,058,339		China Pacific Insurance Group Co Ltd	10,587
3,310,588		Chubb Ltd	437,395
182,114		Cincinnati Financial Corp	13,795
101,043	*,e	Citizens, Inc (Class A)	992
17,604	*	Clal Insurance	225
35,003		CNA Financial Corp	1,453
269,842		CNP Assurances	4,995
559,400		Conseco, Inc	10,712
3,630,000	*	Convoy Financial Holdings Ltd	108
1,098,365	e	Corp Mapfre S.A.	3,346
277,625		Cover-More Group Ltd	386
66,450	e	Crawford & Co (Class B)	835
4,454,711		Dai-ichi Mutual Life Insurance Co	74,066
593,048		Delta Lloyd NV	3,315
2,684,313		Direct Line Insurance Group plc	12,217
406,673		Discovery Holdings Ltd	3,387
29,257		Donegal Group, Inc (Class A)	511
183,498		Dongbu Insurance Co Ltd	9,500
20,000	e	Dream Incubator, Inc	345
64,729	*	eHealth, Inc	689
19,309		EMC Insurance Group, Inc	579
89,670		Employers Holdings, Inc	3,551
88,302		Endurance Specialty Holdings Ltd	8,159
24,093	*	Enstar Group Ltd	4,763
47,376		Erie Indemnity Co (Class A)	5,327
235,457		esure Group plc	585
27,332		Euler Hermes S.A.	2,400
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
103,483		Everest Re Group Ltd	$22,394
22,881		Fairfax Financial Holdings Ltd	11,051
21,174		FBL Financial Group, Inc (Class A)	1,655
81,393		Federated National Holding Co	1,521
39,894	e	Fidelity & Guaranty Life	945
365,565		First American Financial Corp	13,391
604,503		FNF Group	20,529
1,111,901		Fondiaria-Sai S.p.A	2,372
52,000		FPC Par Corretora de Seguros S.A.	215
1,456,069	*	Genworth Financial, Inc (Class A)	5,548
188,407		Gjensidige Forsikring BA	2,987
29,998	*	Global Indemnity Ltd	1,146
354,447		Great-West Lifeco, Inc	9,284
62,272	*	Greenlight Capital Re Ltd (Class A)	1,420
97,239		Grupo Catalana Occidente S.A.	3,178
50,841	*	Hallmark Financial Services	591
136,093		Hannover Rueckversicherung AG.	14,702
72,307		Hanover Insurance Group, Inc	6,581
142,635		Hanwha Non-Life Insurance Co Ltd	853
284,789		Harel Insurance Investments & Finances Ltd	1,305
907,016		Hartford Financial Services Group, Inc	43,219
96,764	g	Hastings Group Holdings Ltd	294
18,742		HCI Group, Inc	740
5,525		Helvetia Holding AG.	2,973
227,522		Heritage Insurance Holdings, Inc	3,565
485,128		Hiscox Ltd	6,079
113,134		Horace Mann Educators Corp	4,842
357,543		Hyundai Marine & Fire Insurance Co Ltd	9,307
13,766		IDI Insurance Co Ltd	665
15,831		Independence Holding Co	309
279,045		Industrial Alliance Insurance and Financial Services, Inc	11,096
48,202		Infinity Property & Casualty Corp	4,237
2,676,026		Insurance Australia Group Ltd	11,540
194,961		Intact Financial Corp	13,954
2,944		Investors Title Co	466
37,686		James River Group Holdings Ltd	1,566
357,700		Japan Post Holdings Co Ltd	4,454
1,800		Japan Post Insurance Co Ltd	38
932,110		Just Retirement Group plc	1,717
85,253		Kemper Corp	3,777
47,740		Kinsale Capital Group, Inc	1,624
653,616		Korea Life Insurance Co Ltd	3,531
83,620		Korean Reinsurance Co	789
161,979	e	Lancashire Holdings Ltd	1,387
13,393,015		Legal & General Group plc	40,800
383,530		Liberty Holdings Ltd	3,078
95,864		LIG Insurance Co Ltd	2,074
1,235,470	e	Lincoln National Corp	81,875
332,764		Loews Corp	15,583
424,000		Long Bon International Co Ltd	220
46,768	*	Lotte Non-Life Insurance Co Ltd	93
215,122		Maiden Holdings Ltd	3,754
2,402,884		Manulife Financial Corp	42,791
16,685	*	Markel Corp	15,092
1,379,957		Marsh & McLennan Cos, Inc	93,271
29,190		Max India Ltd	235
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
203,409	*	Max India Ltd (New)	$419
280,471	*	MBIA, Inc	3,001
3,266,330		Medibank Pvt Ltd	6,636
19,010	*	Menorah Mivtachim Holdings Ltd	172
778,238		Mercuries & Associates Holding Ltd	550
741,803	*	Mercuries Life Insurance Co Lt	390
44,389		Mercury General Corp	2,673
50,778		Meritz Fire & Marine Insurance Co Ltd	643
3,372,945		Metlife, Inc	181,768
1,026,487		Metropolitan Holdings Ltd	1,753
294,053	*	Migdal Insurance Holdings Ltd	240
77,491		Mirae Asset Life Insurance Co Ltd	330
979,498		Mitsui Sumitomo Insurance Group Holdings, Inc	30,333
71,819		Muenchener Rueckver AG.	13,565
301,645		National General Holdings Corp	7,538
6,161		National Western Life Group, Inc	1,915
49,604		Navigators Group, Inc	5,841
899,682		New China Life insurance Co Ltd	4,097
547,599		NKSJ Holdings, Inc	18,493
115,270		NN Group NV	3,902
8,689,079		Old Mutual plc	22,157
320,614		Old Republic International Corp	6,092
91,370		OneBeacon Insurance Group Ltd (Class A)	1,466
28,741	*,e	Patriot National, Inc	134
23,912,288		People’s Insurance Co Group of China Ltd	9,375
302,126		Phoenix Group Holdings	2,735
44,448	*	Phoenix Holdings Ltd	154
6,355,526		PICC Property & Casualty Co Ltd	9,830
8,567,226		Ping An Insurance Group Co of China Ltd	42,563
103,474		Porto Seguro S.A.	854
1,886,925	g	Poste Italiane S.p.A	12,523
500,185		Power Corp Of Canada	11,195
571,955	e	Power Financial Corp	14,296
641,652		Powszechny Zaklad Ubezpieczen S.A.	5,088
116,698		Primerica, Inc	8,070
624,694		Principal Financial Group	36,145
138,621		ProAssurance Corp	7,790
3,964,452		Progressive Corp	140,738
51,543	e	Protector Forsikring ASA	410
677,144		Prudential Financial, Inc	70,464
5,615,824		Prudential plc	112,078
57,256,000	*	PT Panin Insurance Tbk	2,571
286,375,100	*	PT Panin Life Tbk	3,641
140,171	*	Qatar Insurance Co SAQ	3,264
1,450,839		QBE Insurance Group Ltd	12,963
162,900		Qualitas Controladora SAB de C.V.	230
711,820		Rand Merchant Investment Holdings Ltd	2,055
172,685		Reinsurance Group of America, Inc (Class A)	21,729
91,924		RenaissanceRe Holdings Ltd	12,522
82,680		RLI Corp	5,220
291,618		RSA Insurance Group plc	2,103
30,096		Safety Insurance Group, Inc	2,218
2,004,731		Saga plc	4,828
1,075,357		Sampo Oyj (A Shares)	48,071
38,906		Samsung Fire & Marine Insurance Co Ltd	8,645
81,015		Samsung Life Insurance Co Ltd	7,540
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,034,103		Sanlam Ltd	$9,304
63,039		SCOR SE	2,175
136,645		Selective Insurance Group, Inc	5,883
7,731,361	*	Shin Kong Financial Holding Co Ltd	1,888
307,000		Shinkong Insurance Co Ltd	251
119,171	e	Societa Cattolica di Assicurazioni SCRL	699
576,941		Sony Financial Holdings, Inc	8,994
1,219,581		St. James’s Place plc	15,213
1,364,246		Standard Life plc	6,247
35,959		State Auto Financial Corp	964
112,531		State National Cos, Inc	1,560
974,864		Steadfast Group Ltd	1,551
49,140		Stewart Information Services Corp	2,264
436,487	*	Storebrand ASA	2,319
164,660		Sul America SA	910
871,165		Sun Life Financial, Inc	33,448
1,383,198		Suncorp-Metway Ltd	13,468
37,936		Swiss Life Holding	10,716
659,902		Swiss Re Ltd	62,435
890,000		Syarikat Takaful Malaysia BHD	821
1,163,142		T&D Holdings, Inc	15,350
361,000		Taiwan Fire & Marine Insurance Co	216
2,600,200		Thai Reinsurance PCL	152
2,473,908	*,e	Third Point Reinsurance Ltd	28,574
1,512,285		Tokio Marine Holdings, Inc	61,918
144,332		Tong Yang Life Insurance	1,514
44,656	*	Topdanmark AS	1,132
154,810	e	Torchmark Corp	11,419
624,278		Travelers Cos, Inc	76,424
39,722	*,e	Trupanion, Inc	616
31,530		Tryg A.S.	569
239,300		Tune Ins Holdings BHD	76
1,978,279		Unipol Gruppo Finanziario S.p.A	7,114
231,284		Uniqa Versicherungen AG.	1,749
63,880		United Fire & Casualty Co	3,141
96,781	e	United Insurance Holdings Corp	1,465
159,031	e	Universal Insurance Holdings, Inc	4,516
277,952		UnumProvident Corp	12,210
239,536		Validus Holdings Ltd	13,177
12,025		Vittoria Assicurazioni S.p.A.	128
707,741		W.R. Berkley Corp	47,072
9,557		White Mountains Insurance Group Ltd	7,990
31,252		Wiener Staedtische Allgemeine Versicherung AG.	699
800		Willis Towers Watson plc	98
17,771		Wuestenrot & Wuerttembergische AG.	347
647,081		XL Group Ltd	24,110
416,491		Zurich Financial Services AG.	114,460
		TOTAL INSURANCE	4,720,841

MATERIALS - 5.0%
78,892		A. Schulman, Inc	2,639
24,748		Aarti Industries	249
150,798		Acerinox S.A.	1,993
12,799		Achilles Corp	171
99,885		Acron JSC (GDR)	588
234,200		ADEKA Corp	3,177
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
388,664		Adelaide Brighton Ltd	$1,520
6,325	*	Advanced Enzyme Technologies Ltd	184
96,844		Advanced Metallurgical Group NV	1,505
79,236	*	AdvanSix, Inc	1,754
251,135		Aeci Ltd	1,851
22,857		AEP Industries, Inc	2,654
140,194		African Barrick Gold Ltd	642
96,139		African Rainbow Minerals Ltd	684
216,811		Agnico-Eagle Mines Ltd	9,116
406,296	e	Agrium, Inc	40,840
47,320	*,e	AgroFresh Solutions, Inc	125
8,700		Aichi Steel Corp	364
83,983		Air Liquide	9,339
263,829		Air Products & Chemicals, Inc	37,944
67,922		Air Water, Inc	1,224
4,335		AK Holdings, Inc	201
7,086,333	*	AK Steel Holding Corp	72,351
43,632		Akcansa Cimento AS	169
14,281		Akzo Nobel India Ltd	295
57,887		Akzo Nobel NV	3,617
228,226		Alamos Gold, Inc	1,574
906,949		Albemarle Corp	78,070
321,067		Alcoa Corp	9,016
45,702		Alexandria Mineral Oils Co	186
233,239	e	Allegheny Technologies, Inc	3,715
38,037	e	Altius Minerals Corp	359
552,134		Altri SGPS S.A.	2,245
1,758,469	e	Alumina Ltd	2,299
5,467,445	*,e	Aluminum Corp of China Ltd	2,239
731,983		Ambuja Cements Ltd	2,219
1,417,172		Amcor Ltd	15,253
58,505		American Vanguard Corp	1,120
20,546	e	Ampco-Pittsburgh Corp	344
4,759,000		AMVIG Holdings Ltd	1,702
265,712	*	Anatolia Minerals Development Ltd	443
72,596	*	Anglo American Platinum Ltd	1,385
2,672,707	*	Anglo American plc (London)	37,762
707,544	*	AngloGold Ashanti Ltd	7,517
1,539,869	e	Anhui Conch Cement Co Ltd	4,167
385,960	e	Antofagasta plc	3,196
167,369	e	APERAM	7,638
61,013		Aptargroup, Inc	4,481
124,000		Arabian Cement Co	47
7,118,405	*	ArcelorMittal	52,303
411,348		Arkema	40,210
42,374		Asahi Holdings, Inc	735
1,382,255		Asahi Kasei Corp	12,027
202,039	*	Asanko Gold, Inc	620
987,230		Ashland Global Holdings, Inc	107,894
934,500		Asia Cement China Holdings Corp	216
1,164		Asia Cement Co Ltd	70
2,432,024		Asia Cement Corp	1,978
577,587		Asia Polymer	340
449,121		Asian Paints Ltd	5,891
47,466		Associated Cement Co Ltd	929
75,187		Assore Ltd	1,297
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,789		Atul Ltd	$116
28,817	e	Aurubis AG.	1,658
292,874		Avery Dennison Corp	20,566
319,246	*	Axalta Coating Systems Ltd	8,683
1,739,381	*	B2Gold Corp	4,133
66,911		Balchem Corp	5,615
219,775		Ball Corp	16,499
1,739,603		Barrick Gold Corp (Canada)	27,843
11,906		BASF India Ltd	203
661,096		BASF SE	61,268
16,429	*	Bayer CropScience Ltd	1,023
12,000,000		BBMG Corp	4,123
86,294		Bekaert S.A.	3,488
98,297		Bemis Co, Inc	4,701
306,500	*	Bengang Steel Plates Co	109
3,017,911	*	Berry Plastics Group, Inc	147,063
3,493,355		BHP Billiton Ltd	62,583
3,082,734		BHP Billiton plc	49,086
469,812		Billerud AB	7,868
1,296,321		BlueScope Steel Ltd	8,615
198,521	*	Boise Cascade Co	4,467
532,757		Boliden AB	13,838
1,373,473		Boral Ltd	5,347
269,733		Borregaard ASA	2,639
35,346		Borusan Mannesmann Boru Sanayi	80
209,918	*	Boryszew S.A.	402
34,223		BRAAS Monier Building Group S.A.	907
202,900	*	Bradespar S.A.	925
177,675		Braskem S.A.	1,865
165,506		Brickworks Ltd	1,621
56,527	e	Buzzi Unicem S.p.A.	1,338
48,093		Buzzi Unicem S.p.A. RSP	584
126,751		Cabot Corp	6,406
464,300		Cahya Mata Sarawak BHD	414
229,460		Calgon Carbon Corp	3,901
37,493		Canam Group, Inc	252
154,740	*	Canfor Corp	1,760
70,908		Canfor Pulp Products, Inc	534
68,320		CAP S.A.	486
98,770		Carpenter Technology Corp	3,573
143,657		Cascades, Inc	1,295
71,089		CCL Industries	13,967
284,338		Celanese Corp (Series A)	22,389
131,328		Cementir S.p.A.	581
342,525		Cementos Argos S.A.	1,353
2,704,800	*	CEMEX Holdings Philippines, Inc	604
147,765	*	Cemex Latam Holdings S.A.	556
27,296,506	*	Cemex S.A. de C.V.	21,780
3,840,520		Centamin plc	6,501
208,206		Centerra Gold, Inc	975
211,253	*	Century Aluminum Co	1,808
44,728	*	Century Plyboards India Ltd	111
17,342		Century Textile & Industries Ltd	203
246,472		CF Industries Holdings, Inc	7,759
28,637		Chase Corp	2,393
427,979		Chemours Co	9,454
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,400	*	Chemtura	$5,392
232,560		Cheng Loong Corp	93
364,000	*,e	Chiho-Tiande Group Ltd	249
1,574,695		China BlueChemical Ltd	435
7,160,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	124
353,000		China General Plastics Corp	261
72,000		China Hi-ment Corp	118
929,250		China Manmade Fibers Corp	245
625,372		China Metal Products	617
858,455	*,e,m	China Metal Recycling Holdings Ltd	1
3,477,282	e	China National Building Material Co Ltd	1,684
1,045,000		China National Materials Co Ltd	243
1,714,628	*	China Petrochemical Development Corp	524
7,058,000	*,e	China Precious Metal Resources Holdings Co Ltd	205
6,683,200	*,e,m	China Shanshui Cement Group Ltd	4,066
652,000	e	China Silver Group Ltd	125
159,000		China Steel Chemical Corp	587
14,052,303		China Steel Corp	10,682
597,540		China Synthetic Rubber Corp	527
292,000	*	China Wood Optimization Holding Ltd	93
588,000		China XLX Fertiliser Ltd	187
494,000	*	Chongqing Iron & Steel Co Ltd	143
91,689		Christian Hansen Holding	5,071
44,000		Chugoku Marine Paints Ltd	323
13,540		Chung Hwa Pulp Corp	4
379,771		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,284
1,137,648	*	Cia Siderurgica Nacional S.A.	3,760
79,965		Ciech S.A.	1,114
131,066		Cimsa Cimento Sanayi Ve Tica	586
286,921		Clariant AG.	4,945
48,399	*	Clearwater Paper Corp	3,173
619,487	*,e	Cliffs Natural Resources, Inc	5,210
77,657	*	Codexis, Inc	357
1,168,296	*	Coeur Mining, Inc	10,620
253,163		Commercial Metals Co	5,514
86,132	*,m	Companhia Vale do Rio Doce	0
120,000		Companhia Vale do Rio Doce (ADR)	914
92,618	e	Compass Minerals International, Inc	7,257
55,180		Corbion NV	1,476
122,731		Coromandel International Ltd	527
56,722		Corticeira Amorim SGPS S.A.	508
505,904	g	Covestro AG.	34,628
346,000	e	CPMC Holdings Ltd	169
2,165,067		CRH plc	74,679
27,500		CRH plc (Ireland)	954
321,207		Croda International plc	12,633
742,788	*	Crown Holdings, Inc	39,048
1,916,941		CSR Ltd	6,373
31,040	*	CuDeco Ltd	12
2,208,800		D&L Industries Inc	506
366,000	*	Da Ming International Holdings Ltd	175
84,900	*	Dahua Group Dalian Chemical Industry Co	96
262,099		Daicel Chemical Industries Ltd	2,882
243,000		Daido Steel Co Ltd	1,002
22,800		Daiken Corp	401
133,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	720
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
251,200		Dainippon Ink and Chemicals, Inc	$7,613
217,572	e	Daio Paper Corp	2,297
52,000		Daiso Co Ltd	207
30,267		Dalmia Bharat Ltd	601
295,300	*	Danhua Chemical Technology Co Ltd	173
22,749		Deltic Timber Corp	1,753
921,000		Denki Kagaku Kogyo KK	4,055
189,030	*	Detour Gold Corp	2,575
10,699		Dhanuka Agritech Ltd	115
68,857		Dominion Diamond Corp	667
166,814		Domtar Corp	6,511
30,423		Dongjin Semichem Co Ltd	254
47,094	*	Dongkuk Steel Mill Co Ltd	430
2,608	*	Dongwha Enterprise Co Ltd	66
2,946,000	*,m	Dongyue Group	390
7,184,628		Dow Chemical Co	411,105
503,000		Dowa Holdings Co Ltd	3,825
1,936,245		DS Smith plc	9,723
80,803		DSM NV	4,842
4,917	*	Duk San Neolux Co Ltd	129
332,678		DuluxGroup Ltd	1,494
202,125		Eagle Materials, Inc	19,915
619,800		Eastern Polymer Group PCL	223
180,815		Eastman Chemical Co	13,599
539,077		Ecolab, Inc	63,191
885,131		EI du Pont de Nemours & Co	64,969
84,917	*	EID Parry India Ltd	318
249,846	*	El Ezz Steel Co	245
601,342	*	Eldorado Gold Corp	1,935
396,066		Elementis plc	1,354
3,162,946		Empresas CMPC S.A.	6,467
10,407		EMS-Chemie Holding AG.	5,285
782,858	e	Ence Energia y Celulosa S.A.	2,063
62,778	*	Endeavour Mining Corp	938
121,934	*	Endeavour Silver Corp	431
10,429	*	Eramet	621
1,288,668		Eregli Demir ve Celik Fabrikalari TAS	1,875
12,225		Essel Propack Ltd	44
255,066	e	Essentra plc	1,448
1,805,030		Eternal Chemical Co Ltd	1,842
35,500		Eugene Corp	150
250,128		Everlight Chemical Industrial Corp	156
1,001,273		Evolution Mining Ltd	1,497
135,019		Evonik Industries AG.	4,025
303,299	*	Evraz plc	829
376,050		Feng Hsin Iron & Steel Co	528
132,635	*	Ferrexpo plc	220
264,271	*	Ferro Corp	3,787
197,717		Ferroglobe plc	2,141
670,230		Fibria Celulose S.A.	6,571
38,503	*	Finolex Industries Ltd	246
140,151	*,e	First Majestic Silver Corp	1,071
937,302		First Quantum Minerals Ltd	9,320
4,919,266		Fletcher Building Ltd	36,146
112,512	*,e	Flotek Industries, Inc	1,056
248,863		FMC Corp	14,076
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,878	*	Foosung Co Ltd	$290
9,306,354		Formosa Chemicals & Fibre Corp	27,716
4,634,176		Formosa Plastics Corp	12,775
300,800		Formosan Rubber Group, Inc	149
60,223		Forterra plc	129
35,338	*,e	Forterra, Inc	765
8,387,736		Fortescue Metals Group Ltd	35,052
313,194	*	Fortuna Silver Mines, Inc	1,770
169,791	m	Foshan Huaxin Packaging Co Ltd	207
29,700		FP Corp	1,360
322,678		Franco-Nevada Corp	19,294
5,145,538	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	67,870
675,610		Fresnillo plc	10,036
30,544		Frutarom Industries Ltd	1,559
57,915		Fuchs Petrolub AG. (Preference)	2,426
2,683,200	e	Fufeng Group Ltd	1,312
87,104		Fuji Seal International, Inc	1,857
12,900		Fujimi, Inc	241
12,900		Fujimori Kogyo Co Ltd	321
1,457,000	e	Furukawa-Sky Aluminum Corp	3,980
2,171,800	e	Fushan International Energy Group Ltd	423
33,300		Fuso Chemical Co Ltd	714
5,152,000	*,e	Future World Financial Holdings Ltd	419
89,728	e	FutureFuel Corp	1,247
1,236,570	*,e	Galaxy Resources Ltd	464
1,367,194	*	GCP Applied Technologies, Inc	36,572
73,437		Gem Diamonds Ltd	100
1,908,712		Gerdau S.A. (Preference)	6,292
2,862		Givaudan S.A.	5,238
21,058,195	*	Glencore Xstrata plc	71,153
409,959		Gloria Material Technology Corp	238
9,000		Godo Steel Ltd	162
102,985		Godrej Industries Ltd	651
2,959,745		Gold Fields Ltd	8,951
109,767	e	Gold Resource Corp	477
676,047		Goldcorp, Inc	9,204
8,060,418		Goldsun Development & Construction Co Ltd	1,658
4,395,000		Grand Pacific Petrochemical	2,853
84,097		Granges AB	792
1,479,772		Graphic Packaging Holding Co	18,468
605,755	*,m	Great Basin Gold Ltd	5
2,106,000		Greatview Aseptic Packaging Co	1,077
29,000		Green Seal Holding Ltd	130
41,056		Greenply Industries Ltd	156
12,438	e	Greif, Inc	840
56,162		Greif, Inc (Class A)	2,882
45,098,638		G-Resources Group Ltd	823
279,925		Grupo Argos S.A.	1,798
5,380,344		Grupo Mexico S.A. de C.V. (Series B)	14,646
75,024		Gubre Fabrikalari TAS	93
41,033		Gujarat Flourochemicals	281
66,647		Gujarat Narmada Valley Fertilizers Co Ltd	209
1,158		Gurit Holding AG.	920
585,609	*	Guyana Goldfields, Inc	2,669
9,416	*	H&R WASAG AG.	148
149,927		H.B. Fuller Co	7,243
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,918		Han Kuk Carbon Co Ltd	$435
6,230	*	Handy & Harman Ltd	159
10,630		Hanil Cement Manufacturing	669
8,233		Hansol Chemical Co Ltd	568
33,437	*	Hansol Paper Co	185
61,664		Hansol Paper Co Ltd	1,005
487,626		Hanwha Chemical Corp	9,940
801,379		Harmony Gold Mining Co Ltd	1,739
21,715		Hawkins, Inc	1,172
26,952		Haynes International, Inc	1,159
157,781	*	Headwaters, Inc	3,711
824,772		Hecla Mining Co	4,322
35,864		HeidelbergCement AG.	3,338
88,243	*	HeidelbergCement India Ltd	142
211,166		Hexpol AB	1,952
1,153,585		Hindalco Industries Ltd	2,611
260,670		Hitachi Chemical Co Ltd	6,503
208,134		Hitachi Metals Ltd	2,802
407,702	*	Ho Tung Chemical Corp	105
216,048		Hochschild Mining plc	557
153,429		Hokuetsu Paper Mills Ltd	870
442,642		Holcim Ltd	23,235
42,482		Holmen AB (B Shares)	1,521
25,812		Honam Petrochemical Corp	7,866
280,320		HS Industries Co Ltd	2,418
27,055		HSIL Ltd	109
1,971,000	*	Huabao International Holdings Ltd	834
328,320		Huaxin Cement Co Ltd	229
220,700		Hubei Sanonda Co Ltd	211
18,499		Huchems Fine Chemical Corp	332
370,335		HudBay Minerals, Inc	2,118
129,302		Huhtamaki Oyj	4,792
480,000	*	Huili Resources Group Ltd	100
427,209		Huntsman Corp	8,151
44,615		Hyosung Corp	5,363
268,900		Hyundai Steel Co	12,656
385,162	*	IAMGOLD Corp	1,489
197,060	g	Ibstock plc	452
23,100		Ihara Chemical Industry Co Ltd	223
359,137		Iluka Resources Ltd	1,870
61,093		IMCD Group NV	2,604
7,604		Imerys S.A.	576
1,137,403	*	Impala Platinum Holdings Ltd	3,499
39,916	*,e	Imperial Metals Corp	180
2,415,568		Incitec Pivot Ltd	6,250
483,814	e	Independence Group NL	1,484
390,698	*	India Cements Ltd	668
1,063,178		Indorama Ventures PCL (Foreign)	990
131,800	*,e	Industrias CH SAB de C.V.	842
275,411	e	Industrias Penoles S.A. de C.V.	5,129
98,449	*,e	Ingevity Corp	5,401
272,320		Inner Mongolia Eerduosi Resourses Co Ltd	267
103,269		Innophos Holdings, Inc	5,397
134,955		Innospec, Inc	9,244
182,366	*	Interfor Corp	2,041
47,758		International Flavors & Fragrances, Inc	5,627
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,452,668		International Paper Co	$77,079
152,086		Intertape Polymer Group, Inc	2,852
57,600	*	Ishihara Sangyo Kaisha Ltd	451
394,018		Israel Chemicals Ltd	1,609
2,972	*	Israel Corp Ltd	491
6,261		Italmobiliare S.p.A.	294
532,594	*	Ivanhoe Mines Ltd	1,008
31,459	*,m	Jacana Minerals Ltd	5
324,967		James Hardie Industries NV	5,130
2,299	*	Jastrzebska Spolka Weglowa S.A.	37
332,100		Jaya Tiasa Holdings BHD	99
420,752		JFE Holdings, Inc	6,363
1,697,445		Jiangxi Copper Co Ltd	2,356
286,723	*	Jindal Steel & Power Ltd	290
220,223	*	Jinshan Gold Mines, Inc	325
8,984		JK Cement Ltd	95
39,838	*	JK Lakshmi Cement Ltd	205
81,180	*	Johnson Matthey plc	3,176
38,700		JSP Corp	899
525,465		JSR Corp	8,271
96,404	*	JSW Steel Ltd	2,304
340,145	e	K&S AG.	8,103
84,509		Kaiser Aluminum Corp	6,566
238,638		Kaneka Corp	1,941
187,092		Kansai Nerolac Paints Ltd	878
309,117		Kansai Paint Co Ltd	5,686
81,000		Kanto Denka Kogyo Co Ltd	728
308,621		Kapstone Paper and Packaging Corp	6,805
609,755	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	198
259,968	*	KAZ Minerals plc	1,146
86,297		Kemira Oyj	1,100
255,922		KGHM Polska Miedz S.A.	5,628
1,309,193	*	Kinross Gold Corp	4,086
413,021	*	Kirkland Lake Gold Ltd	2,159
18,251		KISCO Corp	559
4,695		KISWIRE Ltd	156
644,651		Klabin S.A.	3,510
2,552,700		Klabin S.A. (Preference)	2,235
429,517	*	Klondex Mines Ltd	1,999
26,236		KMG Chemicals, Inc	1,020
24,000		Koatsu Gas Kogyo Co Ltd	154
362,579	*	Kobe Steel Ltd	3,447
39,607		Kolon Industries, Inc	2,423
60,000	*	Konishi Co Ltd	645
851		Konya Cimento Sanayii	64
161,910	*	Koppers Holdings, Inc	6,525
22,135		Korea Kumho Petrochemical	1,501
19,614		Korea Petrochemical Ind Co Ltd	4,464
10,092		Korea Zinc Co Ltd	3,970
359,853	*	Koza Altin Isletmeleri AS	1,662
104,410	*	Kraton Polymers LLC	2,974
163,309		Kronos Worldwide, Inc	1,950
1,468,000	*,e	KuangChi Science Ltd	541
15,339		Kukdo Chemical Co Ltd	697
29,700	e	Kumiai Chemical Industry Co Ltd	181
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
708,449		Kuraray Co Ltd	$10,624
30,200	e	Kureha CORP	1,133
85,300		Kyoei Steel Ltd	1,622
176,134	e	Labrador Iron Ore Royalty Corp	2,443
88,000		Lafarge Malayan Cement BHD	141
551		LafargeHolcim Ltd	29
604,570		Lanxess AG.	39,589
4,593,000		Lee & Man Paper Manufacturing Ltd	3,542
1,565,448		LEE Chang Yung Chem IND Corp	2,155
38,571		Lenzing AG.	4,669
54,269		LG Chem Ltd	11,703
9,274		LG Chem Ltd (Preference)	1,375
872,476		Linde AG.	143,119
42,500		Lintec Corp	925
11,066		Lock & Lock Co Ltd	133
1,416,478		Long Chen Paper Co Ltd	717
219,248	*,e	Lonmin plc	380
2,096,439	*	Louisiana-Pacific Corp	39,686
44,299	*,e	LSB Industries, Inc	373
1,059,753		Lucara Diamond Corp	2,399
476,000		Luks Group Vietnam Holdings Ltd	171
628,434	*	Lundin Mining Corp	2,996
588,554		LyondellBasell Industries AF S.C.A	50,486
91,969	*	Madras Cements Ltd	741
61,844	*	MAG. Silver Corp	681
28,460	*	Magnesita Refratarios S.A.	207
68,488	*,e	Major Drilling Group International	358
183,973		Marshalls plc	663
39,019		Martin Marietta Materials, Inc	8,644
45,672		Maruichi Steel Tube Ltd	1,484
43,534		Materion Corp	1,724
542,100	*	Metalurgica Gerdau S.A.	794
70,909		Methanex Corp	3,110
1,031,243	e	Mexichem SAB de C.V.	2,343
2,264,000	e	Midas Holdings Ltd	336
948,700	*,e	Minera Frisco SAB de C.V.	715
463,000		Mineral Resources Ltd	4,030
135,961		Minerals Technologies, Inc	10,503
22,082		Miquel y Costas & Miquel S.A.	575
1,953,165		Mitsubishi Chemical Holdings Corp	12,628
749,579		Mitsubishi Gas Chemical Co, Inc	12,772
177,969		Mitsubishi Materials Corp	5,444
24,700	*	Mitsubishi Paper Mills Ltd	159
143,000		Mitsubishi Steel Manufacturing Co Ltd	278
1,950,722		Mitsui Chemicals, Inc	8,740
490,000		Mitsui Mining & Smelting Co Ltd	1,232
602,124		MMC Norilsk Nickel PJSC (ADR)	10,022
2,192,000	*,e	MMG Ltd	559
83,573		MOIL Ltd	442
136,146		Mondi Ltd	2,771
1,257,249		Mondi plc	25,676
12,981	*,m	Mongolian Metals Corporation	0
1,166,233	n	Monsanto Co	122,699
3,757		Monsanto India Ltd	124
316,281	e	Mosaic Co	9,277
308,980		Mpact Ltd	636
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
163,899	e	M-real Oyj (B Shares)	$1,169
2,876,714	*	Multi Packaging Solutions International Ltd	41,022
46,462		Myers Industries, Inc	664
74,661	*	Mytilineos Holdings S.A.	483
19,700	*	Nakayama Steel Works Ltd	122
11,431		Namhae Chemical Corp	79
519,580		Nampak Ltd	699
5,722,071		Nan Ya Plastics Corp	12,604
689,855		Nantex Industry Co Ltd	467
70,637		Neenah Paper, Inc	6,018
27,600		Neturen Co Ltd	212
635,457	e	Nevsun Resources Ltd	1,964
693,081	*	New Gold, Inc	2,431
1,390,544		Newcrest Mining Ltd	19,939
9,829		NewMarket Corp	4,166
1,404,401		Newmont Mining Corp	47,848
950,850		Nickel Asia Corp	152
41,800	e	Nihon Nohyaku Co Ltd	230
79,300		Nihon Parkerizing Co Ltd	927
1,984,902		Nine Dragons Paper Holdings Ltd	1,792
96,100		Nippon Denko Co Ltd	197
175,000		Nippon Kayaku Co Ltd	2,158
2,306,100		Nippon Light Metal Holdings Co Ltd	4,855
195,132		Nippon Paint Co Ltd	5,297
133,000		Nippon Paper Industries Co Ltd	2,247
38,600		Nippon Shokubai Co Ltd	2,404
194,000		Nippon Soda Co Ltd	910
852,945		Nippon Steel Corp	18,892
86,900		Nissan Chemical Industries Ltd	2,897
122,500		Nisshin Steel Holdings Co Ltd	1,505
11,200		Nittetsu Mining Co Ltd	528
159,563		Nitto Denko Corp	12,216
415,921		NOF Corp	3,990
153,139		Norbord, Inc	3,868
1,637,079		Norsk Hydro ASA	7,813
8,850,000	*	North Mining Shares Co Ltd	213
584,809	*	Northam Platinum Ltd	1,725
869,736		Northern Star Resources Ltd	2,223
205,057	*	Novagold Resources, Inc	938
6,551		Novolipetsk Steel (GDR)	121
47,878		Novozymes AS	1,648
852,869		Nucor Corp	50,763
739,078		Nufarm Ltd	4,870
69,794	*	Nyrstar NV	573
1,540,274	e	OceanaGold Corp	4,486
18,572	*,e	OCI Co LTD	1,208
65,567	*	OCI NV	1,144
21,387		Oeneo S.A.	178
862,143		OJI Paper Co Ltd	3,506
38,000		Okamoto Industries, Inc	350
6,104,879		Olin Corp	156,346
19,944		Olympic Steel, Inc	483
61,849		Omnia Holdings Ltd	833
273,629	*	Omnova Solutions, Inc	2,736
297,252		Orica Ltd	3,778
74,496		Orient Cement Ltd	135
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
367,000		Oriental Union Chemical Corp	$262
147,065	*,e	Orocobre Ltd	477
2,443,806		Orora Ltd	5,255
11,800		Osaka Steel Co Ltd	218
82,709		Osisko Gold Royalties Ltd	806
507,328	*	Outokumpu Oyj	4,517
125,596	*,e	Outotec Oyj	657
552,571	*	Owens-Illinois, Inc	9,620
631,984		Oxiana Ltd	3,571
128,507	*	Pacific Metals Co Ltd	408
11,200		Pack Corp	250
364,464		Packaging Corp of America	30,914
787,400		Pact Group Holdings Ltd	3,826
195,692		Pan American Silver Corp	2,951
110,196	e	Papeles y Cartones de Europa S.A.	607
847,883		Petkim Petrokimya Holding	888
667,379	*,e	Petra Diamonds Ltd	1,281
3,044,316		Petronas Chemicals Group BHD	4,737
105,657		PH Glatfelter Co	2,524
133,154	e	PhosAgro OAO (ADR)	2,031
82,833		PI Industries Ltd	1,012
800,819	*,e	Pilbara Minerals Ltd	289
436,034	*,e	Platform Specialty Products Corp	4,277
224,043		PolyOne Corp	7,178
6,858		Poongsan	275
95,880		Poongsan Corp	3,208
993,344		Portucel Empresa Produtora de Pasta e Papel S.A.	3,414
137,056		POSCO	29,099
83,195		POSCO Refractories & Environment Co Ltd	825
874,170		Potash Corp of Saskatchewan	15,815
5,152,089		PPC Ltd	2,075
620,912		PPG Industries, Inc	58,838
633,270		Praxair, Inc	74,213
161,431	*	Premier Gold Mines Ltd	308
979,440		Press Metal BHD	347
129,872	*,e	Pretium Resources, Inc	1,076
137,471	*,e	Primero Mining Corp	109
114,968	*	Prism Cement Ltd	130
7,429,704	*	PT Aneka Tambang Tbk	491
1,371,000		PT Holcim Indonesia Tbk	91
1,574,343		PT Indocement Tunggal Prakarsa Tbk	1,793
3,339,598	*	PT Krakatau Steel Tbk	190
8,218,300	*,m	PT Sekawan Intipratama Tbk	0	^
2,481,000		PT Semen Baturaja Persero Tbk	513
3,435,538		PT Semen Gresik Persero Tbk	2,331
2,661,657		PT Timah Tbk	211
2,248,200		PT Wijaya Karya Beton Tbk	137
2,340,077		PTT Global Chemical PCL (Foreign)	4,103
16,169	*	Qatar National Cement Co	382
27,678	*	Qatari Investors Group	445
50,284		Quaker Chemical Corp	6,433
18,994		Rallis India Ltd	54
82,951		Randgold Resources Ltd	6,373
91,621	e	Rayonier Advanced Materials, Inc	1,416
65,226	*	Real Industry, Inc	398
1,457,547		Regis Resources Ltd	3,065
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
206,023		Reliance Steel & Aluminum Co	$16,387
904,167		Rengo Co Ltd	4,910
23,560	*	Resolute Forest Products	126
593,447		Resolute Mining Ltd	540
66,200		RHI AG.	1,686
52,808	*	Richmont Mines, Inc	343
487,400		Rio Tinto Ltd	20,881
1,502,911		Rio Tinto plc	57,378
61,724	*	Royal Bafokeng Platinum Ltd	160
169,105		Royal Gold, Inc	10,713
300,322	*	RPC Group plc	3,937
140,765		RPM International, Inc	7,577
77,335	*	Ryerson Holding Corp	1,032
15,350		Sa des Ciments Vicat	932
75,000		Sakai Chemical Industry Co Ltd	250
95,000		Sakata INX Corp	1,171
173,739	e	Salzgitter AG.	6,096
2,393		Sam Kwang Glass Ind Co Ltd	133
18,209		Samsung Fine Chemicals Co Ltd	462
454,651		San Fang Chemical Industry Co Ltd	498
506,402		Sandfire Resources NL	2,050
117,664	*	Sandstorm Gold Ltd	462
35,000		Sanyo Chemical Industries Ltd	1,492
403,000		Sanyo Special Steel Co Ltd	1,901
1,532,823	*	Sappi Ltd	9,999
606,434	*	Saracen Mineral Holdings Ltd	425
246,677		Satipel Industrial S.A.	515
113,622		Scapa Group plc	469
319,412	*,e	Schmolz + Bickenbach AG.	213
92,140		Schnitzer Steel Industries, Inc (Class A)	2,368
209,399		Schweitzer-Mauduit International, Inc	9,534
487,800		Scientex BHD	728
217,451		Scotts Miracle-Gro Co (Class A)	20,777
34,994	*,e	Seabridge Gold, Inc	288
59,331		Seah Besteel Corp	1,254
17,271		SeAH Steel Corp	1,324
338,507		Sealed Air Corp	15,348
853,700		Sekisui Plastics Co Ltd	5,948
1,230,956	*	SEMAFO, Inc	4,052
35,803		Semapa-Sociedade de Investimento e Gestao	505
96,704		Sensient Technologies Corp	7,599
2,533,602	*	Sesa Sterlite Ltd	7,991
731,883		Severstal (GDR)	11,031
32,481	g	SH Kelkar & Co Ltd	148
1,390,000		Shandong Chenming Paper Holdings Ltd	1,424
1,836,229		Shandong Chenming Paper Holdings Ltd (Class B)	1,822
280,600	*	Shanghai Chlor-Alkali Chemical Co Ltd	223
30,387	*	Shanghai Yaohua Pilkington Glass Co Ltd	22
18,464		Sharda Cropchem Ltd	121
706,000		Sheen Tai Holdings Grp Co Ltd	65
264,926		Sherwin-Williams Co	71,196
27,000		Shikoku Chemicals Corp	245
11,666	*	Shine Co Ltd	217
693,971		Shin-Etsu Chemical Co Ltd	53,706
86,000		Shin-Etsu Polymer Co Ltd	671
2,803,032		Shinkong Synthetic Fibers Corp	786
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,534,000	*,e	Shougang Concord International Enterprises Co Ltd	$116
130,800		Showa Denko KK	1,868
14,195		Shree Cement Ltd	3,073
1,129,925		Siam Cement PCL (Foreign)	15,683
975,423		Sibanye Gold Ltd	1,752
177,117		Sidi Kerir Petrochemcials Co	167
4,726		Sika AG.	22,675
92,594		Silgan Holdings, Inc	4,739
142,264	*	Silver Standard Resources, Inc	1,273
919,064		Silver Wheaton Corp	17,756
652,035		Silvercorp Metals, Inc	1,520
244,129		Sims Group Ltd	2,244
1,930,000	e	Sinofert Holdings Ltd	260
14,304,674		Sinopec Shanghai Petrochemical Co Ltd	7,721
3,192,330	*,e	Sirius Minerals plc	757
27,144		SK Chemicals Co Ltd	1,504
100,046		SKC Co Ltd	2,729
12,081		SKCKOLONPI, Inc	140
407,184		Smurfit Kappa Group plc	9,325
289,626		Sociedad Quimica y Minera de Chile S.A. (ADR)	8,298
106,870		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,046
440,560		Soda Sanayii AS	661
5,232		SODIFF Advanced Materials Co Ltd	775
287,478	*,m	Solar Applied Materials Technology Co	0	^
37,357		Solvay S.A.	4,367
13,920		Songwon Industrial Co Ltd	197
98,505		Sonoco Products Co	5,191
223,172	*	South Valley Cement	64
8,925,464		South32 Ltd	17,570
13,152	e	South32 Ltd (W/I)	26
679,419	e	Southern Copper Corp (NY)	21,701
181,982	*,e	Ssab Svenskt Stal AB (Series A)	687
465,137	*	Ssab Svenskt Stal AB (Series B)	1,464
31,524	*	Ssangyong Cement Industrial Co Ltd	386
440,065	*,e	St Barbara Ltd	636
1,064,282		Steel Dynamics, Inc	37,867
8,700	e	Stella Chemifa Corp	232
122,270		Stella-Jones, Inc	3,969
72,040		Stepan Co	5,870
286,508	*	Stillwater Mining Co	4,616
2,208		STO AG.	216
710,272		Stora Enso Oyj (R Shares)	7,598
322,506	*	Stornoway Diamond Corp	240
1,176,221		Sumitomo Bakelite Co Ltd	6,578
2,572,511		Sumitomo Chemical Co Ltd	12,195
641,437		Sumitomo Metal Mining Co Ltd	8,183
1,112,193		Sumitomo Osaka Cement Co Ltd	4,191
7,400		Sumitomo Seika Chemicals Co Ltd	290
18,012	*,e	Sumitomo Titanium Corp	249
167,849	*	Summit Materials, Inc	3,993
257,868	*	SunCoke Energy, Inc	2,924
2,444,500	*,e,m	Superb Summit International Group Ltd	32
9,502,100	*	Superblock PCL-Foreign	403
91,641		Supreme Industries Ltd	1,225
885,388		Suzano Papel e Celulose S.A.	3,866
100,073		Symrise AG.	6,080
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
257,411		Syngenta AG.	$101,704
68,944		Synthos S.A.	75
189,228	*,e	Syrah Resources Ltd	415
672,780		Ta Ann Holdings BHD	592
522,531		TA Chen Stainless Pipe	283
513		Taekwang Industrial Co Ltd	402
744,003		Tahoe Resources, Inc	7,009
837,533		Tahoe Resources, Inc (Toronto)	7,891
1,090,340		Taiheiyo Cement Corp	3,437
3,698,728		Taiwan Cement Corp	4,020
845,960		Taiwan Fertilizer Co Ltd	1,052
167,725		Taiwan Hon Chuan Enterprise Co Ltd	274
2,446,329		Taiwan Styrene Monomer	1,507
13,300		Taiyo Ink Manufacturing Co Ltd	516
237,536		Taiyo Nippon Sanso Corp	2,744
11,800		Takasago International Corp	312
45,000	e	Takiron Co Ltd	199
758,654		Tata Steel Ltd	4,350
39,063		Technosemichem Co Ltd	1,950
1,259,646		Teck Cominco Ltd	25,209
520,771	e	Teck Resources Ltd	10,431
1,557,701		Teijin Ltd	31,474
34,600	e	Tenma Corp	593
72,417	*,e	TerraVia Holdings, Inc	83
25,731	*	Tessenderlo Chemie NV	940
302,415	e	TFS Corp Ltd	362
289,020	e	ThyssenKrupp AG.	6,866
245,241	*,e	TimkenSteel Corp	3,796
59,237		Titan Cement Co S.A.	1,389
285,900		Toagosei Co Ltd	2,806
27,800	e	Toho Titanium Co Ltd	186
109,000		Toho Zinc Co Ltd	420
163,000		Tokai Carbon Co Ltd	525
8,100		Tokushu Tokai Holdings Co Ltd	274
411,000	*	Tokuyama Corp	1,556
32,800		Tokyo Ohka Kogyo Co Ltd	1,103
45,079		Tokyo Rope Manufacturing Co Ltd	756
213,300		Tokyo Steel Manufacturing Co Ltd	1,628
607,750		Ton Yi Industrial Corp	261
172,212	b	Tong Yang Major Corp	425
1,632,000	*	Tongfang Kontafarma Holdings Ltd	143
28,411	*	Tongyang Cement & Energy Corp	73
56,800		Topy Industries Ltd	1,460
342,490		Toray Industries, Inc	2,766
111,984	*	Torex Gold Resources, Inc	1,734
1,088,000		Tosoh Corp	7,675
467,000		Toyo Ink Manufacturing Co Ltd	2,131
38,900		Toyo Kohan Co Ltd	123
120,141		Toyo Seikan Kaisha Ltd	2,234
7,087,676		Toyobo Co Ltd	10,534
47,003	*	Trecora Resources	651
91,443		Tredegar Corp	2,195
123,558		Trinseo S.A.	7,327
503,540		Tronox Ltd	5,191
457,000		TSRC Corp	467
84,805		Tubacex S.A.	243
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,683,000		Tung Ho Steel Enterprise Corp	$1,102
1,957,638	*	Turquoise Hill Resources Ltd	6,284
1,800,647		UBE Industries Ltd	3,763
15,401	*	UFP Technologies, Inc	392
124,058		Ultra Tech Cement Ltd	5,926
106,576		Umicore	6,063
13,284		Unid Co Ltd	492
605,963	*	United Phosphorus Ltd	5,761
5,614		United States Lime & Minerals, Inc	425
1,319,211		United States Steel Corp	43,547
495,065		Universal Cement Corp	378
1,782,532		UPC Technology Corp	688
1,910,994		UPM-Kymmene Oyj	46,734
30,275	*,e	US Concrete, Inc	1,983
487,870		USI Corp	239
380,800	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	475
2,088,344		Vale S.A.	16,389
2,095,026		Vale S.A. (Preference)	14,935
58,119	e	Valhi, Inc	201
50,459		Valspar Corp	5,228
47,200		Valvoline, Inc	1,015
537,065		Vedanta Resources plc	5,763
221,720		Victrex plc	5,272
10,921		Vinati Organics Ltd	95
127,650		Voestalpine AG.	4,992
75,078		Vulcan Materials Co	9,396
215,372	e	Wacker Chemie AG.	22,353
2,028,000	*,e	West China Cement Ltd	227
213,779	e	West Fraser Timber Co Ltd	7,644
209,403	*,e	Western Areas NL	460
852,890		Western Forest Products, Inc	1,201
151,833	*,e	Westgold Resources Ltd	181
170,662		Westlake Chemical Corp	9,555
600,345		WestRock Co	30,480
4,718,310		Wienerberger AG.	81,926
40,323	e	Winpak Ltd	1,364
2,848	*	Wonik Materials Co Ltd	158
168,964		Worthington Industries, Inc	8,016
962,476		WR Grace & Co	65,102
164,200	e	W-Scope Corp	2,460
604,000	*	Xinjiang Xinxin Mining Industry Co Ltd	77
778,577	e	Yamana Gold, Inc	2,186
83,400		Yamato Kogyo Co Ltd	2,326
190,320		Yara International ASA	7,487
67,573		Yeong Guan Energy Technology Group Co Ltd	215
265,100		Yeun Chyang Industrial Co Ltd	222
747,577	*	Yieh Phui Enterprise	260
944,170	m	Yingde Gases	348
542,000		Yip’s Chemical Holdings Ltd	217
72,400		Yodogawa Steel Works Ltd	1,887
491	*	Yonwoo Co Ltd	16
2,014,285		Yuen Foong Yu Paper Manufacturing Co Ltd	603
632,051		Yule Catto & Co plc	2,980
1,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	2
39,071		Zaklady Azotowe w Tarnowie-Moscicach S.A.	585
483,512		Zeon Corp	4,762
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
742,000	e	Zhaojin Mining Industry Co Ltd	$628
20,155		Zignago Vetro S.p.A.	117
8,690,731		Zijin Mining Group Co Ltd	2,771
		TOTAL MATERIALS	5,618,128

MEDIA - 2.9%
26,200	*,e	ABB ASEA BROWN BOVERI Ltd	196
1,679,520		ABS-CBN Holdings Corp (ADR)	1,487
25,500	e	Adways, Inc	107
122,888		Aimia, Inc	813
13,297,467	*,e	Alibaba Pictures Group Ltd	2,153
291,497	*	Altice NV (Class A)	5,769
131,310	*	Altice NV (Class B)	2,613
93,875	e	AMC Entertainment Holdings, Inc	3,159
671,284	*	AMC Networks, Inc	35,135
9,000	*	Amuse, Inc	138
77,170		Antena 3 de Television S.A.	842
2,351		APG SGA S.A.	1,032
248,667	*	APN News & Media Ltd	508
153,687	e	APN Outdoor Group Ltd	654
25,500		Asatsu-DK, Inc	617
7,746,900		Asian Pay Television Trust	2,006
1,363,670		Astro Malaysia Holdings BHD	790
147,959		Avex Group Holdings, Inc	2,124
43,139	e	Axel Springer AG.	2,092
37,300		BEC World PCL (Foreign)	17
110,937	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	126
3,916,000	*	Big Media Group Ltd	214
266,726		Borussia Dortmund GmbH & Co KGaA	1,476
3,900	*,e	Brangista, Inc	71
2,315		Cable One, Inc	1,439
62,380	e	Cairo Communication S.p.A.	250
2,640,647		CBS Corp (Class B)	167,998
75,301	*	Central European Media Enterprises Ltd (Class A)	195
190,100	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	485
567,715	*	Charter Communications, Inc	163,457
71,310		Cheil Communications, Inc	927
248,167		Cinemark Holdings, Inc	9,520
111,885	e	Cineplex Galaxy Income Fund	4,268
448,296		Cineworld Group plc	3,116
23,985		CJ CGV Co Ltd	1,394
23,490		CJ E&M Corp	1,378
21,669		CJ Hellovision Co Ltd	168
58,630		Clear Channel Outdoor Holdings, Inc (Class A)	296
13,314		Cogeco Communications, Inc	657
18,758		Cogeco, Inc	792
10,118,469		Comcast Corp (Class A)	698,680
98,256		Corus Entertainment, Inc	922
41,024		CTS Eventim AG.	1,292
110,600	*	CyberAgent, Inc	2,723
164,988	*	Cyfrowy Polsat S.A.	970
32,000		Daiichikosho Co Ltd	1,263
2,615	*,e	Daily Journal Corp	632
696,598		Daily Mail & General Trust	6,671
188,455		Dentsu, Inc	8,862
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
502,000	e	DHX Media Ltd	$2,640
5,490,000	*,e	Digital Domain Holdings Ltd	342
653,504	*,e	Discovery Communications, Inc (Class A)	17,913
527,094	*	Discovery Communications, Inc (Class C)	14,116
676,888	*	DISH Network Corp (Class A)	39,212
90,322		Entercom Communications Corp (Class A)	1,382
277,094		Entertainment One Ltd	786
181,792		Entravision Communications Corp (Class A)	1,273
69,733	*,e	Eros International plc	910
4,000,000	*	eSun Holdings Ltd	355
119,285		Eutelsat Communications	2,307
126,781	*	EW Scripps Co (Class A)	2,451
8,934	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	99
354,000		Fuji Television Network, Inc	4,952
314,668		Gannett Co, Inc	3,055
657,137		Gestevision Telecinco S.A.	7,698
121,128	*,e	Global Eagle Entertainment, Inc	783
133,000	*	Gray Television, Inc	1,443
2,696,927		Grupo Televisa S.A.	11,256
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	81
147,301		Hakuhodo DY Holdings, Inc	1,814
58,876	e	Harte-Hanks, Inc	89
194,975		Havas S.A.	1,642
30,868	*,e	Hemisphere Media Group, Inc	346
850,000	*	Huanxi Media Group Ltd	284
36,102		Hyundai Hy Communications & Network Co	124
284,979	*	IBN18 Broadcast Ltd	152
55,880	*	IHQ, Inc	86
96,600	*,e,g	IMAX China Holding, Inc	472
905,809	*	Imax Corp	28,442
1,667,891		Informa plc	13,971
7,223		Innocean Worldwide, Inc	340
53,474	*	Inox Leisure Ltd	182
3,523,001		Interpublic Group of Cos, Inc	82,473
79,523		IPSOS	2,498
224,036		ITE Group plc	426
6,616,839		ITV plc	16,800
158,411	*	Jagran Prakashan Ltd	418
330,844		JC Decaux S.A.	9,728
31,345	*	Jcontentree Corp	100
1,965,278		John Fairfax Holdings Ltd	1,259
126,082		John Wiley & Sons, Inc (Class A)	6,871
378,689	*	Juventus Football Club S.p.A.	120
70		Kabel Deutschland Holding AG.	8
149,732		Kadokawa Dwango Corp	2,160
17,105	e	Kinepolis Group NV	764
19,615		KT Skylife Co Ltd	280
63,164		Lagardere S.C.A.	1,753
30,800	*,e	Lee Enterprises, Inc	89
18,884	*	Liberty Braves Group (Class A)	387
85,657	*	Liberty Braves Group (Class C)	1,764
56,940	*	Liberty Broadband Corp (Class A)	4,126
230,506	*	Liberty Broadband Corp (Class C)	17,074
10,763	*	Liberty Global plc	320
148,068	*	Liberty Global plc (Class A)	4,529
135	*,e	Liberty Global plc LiLAC (Class A)	3
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
380	*	Liberty Global plc LiLAC (Class C)	$8
49,568	*	Liberty Media Group (Class A)	1,554
127,951	*	Liberty Media Group (Class C)	4,009
253,661	*	Liberty SiriusXM Group (Class A)	8,756
476,270	*	Liberty SiriusXM Group (Class C)	16,155
136,077	*,e	Lions Gate Entertainment Corp	3,660
385,219	*,e	Lions Gate Entertainment Corp	9,453
539,974	*	Live Nation, Inc	14,363
76,441	*	Loen Entertainment, Inc	4,799
26,759	*	Loral Space & Communications, Inc	1,098
127,086		M6-Metropole Television	2,362
43,081	*	Madison Square Garden Co	7,389
383,300		Major Cineplex Group PCL-Foreign	350
706,133	e	MDC Partners, Inc	4,625
319,131	*	Media General, Inc	6,009
1,954,800		Media Prima BHD	501
656,203	e	Mediaset S.p.A.	2,826
1,780,000	*	Mei Ah Entertainment Group Ltd	119
111,445		Meredith Corp	6,592
166,709		Modern Times Group AB (B Shares)	4,927
277,863	*	MSG Networks, Inc	5,974
127,200		Multiplus S.A.	1,318
12,400,000	*	Nan Hai Corp Ltd	414
2,900		Nasmedia Co Ltd	95
840,084		Naspers Ltd (N Shares)	122,645
207,350		National CineMedia, Inc	3,054
151,831		New Media Investment Group, Inc	2,428
262,425		New York Times Co (Class A)	3,490
336,581		News Corp	3,857
90,504		News Corp (Class B)	1,068
64,003	e	Nexstar Broadcasting Group, Inc (Class A)	4,051
40,200	e	Next Co Ltd	271
11,583	*	Next Entertainment World Co Ltd	107
729,932	e	Nine Entertainment Co Holdings Ltd	560
256,094		Omnicom Group, Inc	21,796
132,705		oOh!media Ltd	437
464,506		Pearson plc	4,661
1,440,000	e	Phoenix Satellite Television Holdings Ltd	242
443,900		Plan B Media PCL	72
79,700		Poly Culture Group Corp Ltd	194
49,636	*,e	Promotora de Informaciones S.A.	274
797,296		ProSiebenSat. Media AG.	30,690
8,600		Proto Corp	99
6,691,900		PT Global MediaCom Tbk	305
4,838,738		PT Media Nusantara Citra Tbk	628
198,130		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,176
5,820,836		PT Surya Citra Media Tbk	1,204
6,492,500	*	PT Visi Media Asia Tbk	144
222,061		Publicis Groupe S.A.	15,301
33,668	*	PVR Ltd	569
204,615	e	Quebecor, Inc	5,687
56,362	*,e	Radio One, Inc	163
71,505	e,g	RAI Way S.p.A	269
369	*	RCS MediaGroup S.p.A.	0	^
86,803	e	REA Group Ltd	3,450
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,153	*	Reading International, Inc	$700
2,826,951		Reed Elsevier NV	47,549
2,151,132		Reed Elsevier plc	38,334
364,758	e	Regal Entertainment Group (Class A)	7,514
407,000		RS PCL	89
305,140		RTL Group	22,356
8,641		Saga Communications, Inc	435
22,518		Salem Communications	141
137,451		Sanoma-WSOY Oyj	1,192
36,431		SBS Media Holdings Co Ltd	81
13,588		Schibsted ASA	311
94,752		Schibsted ASA (B Shares)	2,005
57,912		Scholastic Corp	2,750
339,701		Scripps Networks Interactive (Class A)	24,244
276,800	e	Septeni Holdings Co Ltd	947
148,803		SES Global S.A.	3,274
324,054		Shaw Communications, Inc (B Shares)	6,502
73,000		Shochiku Co Ltd	810
26,055		SHOWBOX Corp	121
144,305		Sinclair Broadcast Group, Inc (Class A)	4,813
1,222,901	e	Singapore Press Holdings Ltd	2,974
128,198	e	Sirius XM Canada Holdings, Inc	485
4,234,857	e	Sirius XM Holdings, Inc	18,845
321,903	*	SITI Networks Ltd	181
1,232,579		Sky Network Television Ltd	3,891
748,600		Sky Perfect Jsat Corp	3,439
2,082,476		Sky plc	25,387
15,527	*	SM Entertainment Co	332
4,844,000	e	SMI Holdings Group Ltd	442
55,700		Smiles S.A.	765
99,091	e	Societe Television Francaise 1	984
2,013,478		Southern Cross Media Group	2,240
23,624	e	Stroer Out-of-Home Media AG.	1,036
120,334		Sun TV Network Ltd	870
585,000		T4F Entretenimento S.A.	1,007
180,951		TEGNA, Inc	3,871
46,399	*	Telenet Group Holding NV	2,572
702,843	e	Television Broadcasts Ltd	2,308
165,217	*	Ten Network Holdings Ltd	110
700,033		Thomson Corp	30,647
4,330,625		Time Warner, Inc	418,035
280,548		Time, Inc	5,008
25,700		Toei Animation Co Ltd	1,325
772,885		Toei Co Ltd	6,687
84,423		Toho Co Ltd	2,382
124,900		Tohokushinsha Film Corp	777
181,000		Tokyo Broadcasting System, Inc	2,887
27,224	*	Townsquare Media, Inc	283
198,274		Tribune Co	6,936
74,889	e	tronc, Inc	1,039
43,600		TV Asahi Corp	859
1,310,500	e	TV Azteca S.A. de C.V.	205
2,372,428		Twenty-First Century Fox, Inc	66,523
1,007,983		Twenty-First Century Fox, Inc (Class B)	27,468
1,048,634		UBM plc	9,439
161,646		Usen Corp	585
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,500		Vector, Inc	$236
1,475,400		VGI Global Media PCL	230
451,000		VHQ Media Holdings Ltd	2,491
18,487	e	Viacom, Inc	712
2,316,330		Viacom, Inc (Class B)	81,303
70,543		Village Roadshow Ltd	232
2,517,600	*,e	Viva China Holdings Ltd	243
470,197		Vivendi Universal S.A.	8,918
4,905,117		Walt Disney Co	511,212
2,592,784	e	West Australian Newspapers Holdings Ltd	1,502
661,000	*,e	Wisdom Holdings Group	213
21,412	*	Woongjin Thinkbig Co Ltd	164
119,800		Workpoint Entertainment PCL	147
103,364	e	World Wrestling Entertainment, Inc (Class A)	1,902
5,700		Wowow, Inc	171
1,138,311	e	WPP AUNZ Ltd	991
3,578,344		WPP plc	79,630
26,120	*	Yellow Pages Ltd	344
9,492		YG Entertainment, Inc	222
893,651	*	Zee Entertainment Enterprises Ltd	1,111
903,425		ZEE Telefilms Ltd	6,013
21,200		Zenrin Co Ltd	384
18,700	*	ZIGExN Co Ltd	151
		TOTAL MEDIA	3,309,204

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,459,500	*,e,g	3SBio, Inc	1,418
15,348	*,e	AB Science S.A.	221
4,349,294		AbbVie, Inc	272,353
474,030		Abcam plc	4,475
49,455	*,e	Ablynx NV	562
201,789	*,e	Acadia Pharmaceuticals, Inc	5,820
49,424	*,e	Accelerate Diagnostics, Inc	1,026
58,281	*	Acceleron Pharma, Inc	1,487
101,971	*,e	AcelRx Pharmaceuticals, Inc	265
310,939	*,e	Achillion Pharmaceuticals, Inc	1,284
172,990	*	Aclaris Therapeutics, Inc	4,695
120,616	*	Acorda Therapeutics, Inc	2,268
158,701		Actelion Ltd	34,297
35,131	*,e	Adamas Pharmaceuticals, Inc	594
53,806	e	Adcock Ingram Holdings Ltd	189
3,819	*	Adocia	245
75,562	*,e	Aduro Biotech, Inc	861
78,965	*,e	Advaxis, Inc	565
60,819	*,e	Adverum Biotechnologies, Inc	176
97,858	*	Aerie Pharmaceuticals, Inc	3,704
65,596	*,e	Aevi Genomic Medicine, Inc	340
153,691	*,e	Agenus, Inc	633
32,292	*,e	Agile Therapeutics, Inc	184
1,477,166		Agilent Technologies, Inc	67,300
64,614	*,e	Agios Pharmaceuticals, Inc	2,696
59,587	*	Aimmune Therapeutics, Inc	1,219
38,728		Ajanta Pharma Ltd	1,014
79,559	*	Akebia Therapeutics, Inc	828
418,549	*	Akorn, Inc	9,137
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,508	*,e	Albany Molecular Research, Inc	$1,041
106,822	*,e	Alder Biopharmaceuticals, Inc	2,222
86,371	*	Alembic Pharmaceuticals Ltd	756
1,284,062	*	Alexion Pharmaceuticals, Inc	157,105
4,829	e	ALK-Abello AS	628
123,959	*	Alkermes plc	6,890
1,686,468	*	Allergan plc	354,175
60,527	*,e	Alnylam Pharmaceuticals, Inc	2,266
107,117	*,e	AMAG Pharmaceuticals, Inc	3,728
1,824,817		Amgen, Inc	266,806
6,848		Amicogen, Inc	252
301,651	*,e	Amicus Therapeutics, Inc	1,499
104,520	*	Amphastar Pharmaceuticals, Inc	1,925
109,013	*,e	Ampio Pharmaceuticals, Inc	98
146,342	*,e	Anavex Life Sciences Corp	580
17,700	*,e	ANI Pharmaceuticals, Inc	1,073
100,375	*,e	Anthera Pharmaceuticals, Inc	65
88,451	*	Applied Genetic Technologies Corp	827
139,982	*	Aptevo Therapeutics, Inc	342
15,610	*,e	Aralez Pharmaceuticals, Inc	69
252,954	*,e	Aratana Therapeutics, Inc	1,816
67,511	*,e	Ardelyx, Inc	959
514,097	*,e	Arena Pharmaceuticals, Inc	730
35,935	*,e	Argos Therapeutics, Inc	176
378,094	*,e	Ariad Pharmaceuticals, Inc	4,703
624,548	*,e	Array Biopharma, Inc	5,490
151,270	*,e	Arrowhead Research Corp	234
173,242		Ascendis Health Ltd	322
42,400		ASKA Pharmaceutical Co Ltd	617
513,543		Aspen Pharmacare Holdings Ltd	10,579
3,572,552		Astellas Pharma, Inc	49,563
53,502	e	Asterias Biotherapeutics, Inc	246
5,130	*	AstraZeneca Pharma India Ltd	70
877,811		AstraZeneca plc	47,935
539,367	e	AstraZeneca plc (ADR)	14,735
50,811	*,e	Atara Biotherapeutics, Inc	722
8,348	*	ATGen Co Ltd	246
222,225	*,e	Athersys, Inc	340
11,866	*,e	Audentes Therapeutics, Inc	217
490,693		Aurobindo Pharma Ltd	4,827
15,842	*,e	Avexis, Inc	756
54,988	*,e	Axovant Sciences Ltd	683
28,468	*,e	Axsome Therapeutics, Inc	192
10,183	*,e	Basilea Pharmaceutica	730
26,354	*,e	Bavarian Nordic AS	927
1,443,133		Bayer AG.	150,351
484,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	652
43,875	*,e	Bellicum Pharmaceuticals, Inc	598
25,242	*	Binex Co Ltd	353
114,432		Biocon Ltd	1,598
306,281	*,e	BioCryst Pharmaceuticals, Inc	1,939
81,150	*,e	BioDelivery Sciences International, Inc	142
32,672		Biogaia AB (B Shares)	1,076
688,450	*	Biogen Idec, Inc	195,231
697,723	*	BioMarin Pharmaceutical, Inc	57,799
200,544	*,e	Bio-Path Holdings, Inc	271
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,380	*	Bio-Rad Laboratories, Inc (Class A)	$13,923
30,810	*	Biospecifics Technologies Corp	1,716
123,087		Bio-Techne Corp	12,657
5,876		Biotest AG.	98
15,712		Biotest AG. (Preference)	221
133,071	*,e	BioTime, Inc	480
238,038	*,e	Biovitrum AB	2,779
117,429	*,e	Bluebird Bio, Inc	7,245
42,801	*,e	Blueprint Medicines Corp	1,201
13,228		Boiron S.A.	1,172
20,447		Boryung Pharmaceutical Co Ltd	1,048
4,501,796		Bristol-Myers Squibb Co	263,085
276,643		Bruker BioSciences Corp	5,859
327,874	*	BTG plc	2,381
19,960		Bukwang Pharmaceutical Co Ltd	435
158,513		Cadila Healthcare Ltd	831
160,335	*	Cambrex Corp	8,650
12,601	*	Camurus AB	161
84,878	*,e	Canopy Growth Corp	578
233,291	*,e	Cara Therapeutics Inc	2,167
3,345		Caregen Co Ltd	227
351,369	*	Catalent, Inc	9,473
2,787,826	*,n	Celgene Corp	322,691
5,217		Cell Biotech Co Ltd	210
205,045	*,e	Celldex Therapeutics, Inc	726
18,466	*,e	Cellectis S.A.	312
13,492	*	Celltrion Pharm Inc	266
90,483	*,e	Celltrion, Inc	8,025
26,979	*,e	Cellular Biomedicine Group, Inc	353
93,888	*,e	Cempra, Inc	263
94,411		Center Laboratories, Inc	180
224,545	*	Charles River Laboratories International, Inc	17,108
75,193	*,e	ChemoCentryx, Inc	556
86,147	*	Chimerix, Inc	396
10,235,300	*,e,m	China Animal Healthcare Ltd	13
5,188,900		China Medical System Holdings Ltd	8,192
18,990,000	*,e	China Regenerative Medicine International Ltd	623
739,000		China Shineway Pharmaceutical Group Ltd	836
2,253		Chong Kun Dang Pharm Corp	128
5,028		Chong Kun Dang Pharmaceutical Corp	434
10,366		Choongwae Pharma Corp	451
62,905	*,e	ChromaDex Corp	208
208,600		Chugai Pharmaceutical Co Ltd	5,983
29,197	*,e	Cidara Therapeutics, Inc	304
409,119		Cipla Ltd	3,423
2,302,000	e	CK Life Sciences International Holdings, Inc	204
0	*	Clal Biotechnology Industries Ltd	0	^
14,730	*,e	Clearside Biomedical, Inc	132
78,428		Clinigen Group plc	686
249,600	*,e	Clovis Oncology, Inc	11,087
75,901	*	CMG Pharmaceutical Co Ltd	199
7,100	e	CMIC Co Ltd	92
256,752	*,e	Coherus Biosciences, Inc	7,228
34,128	*,e	Collegium Pharmaceutical, Inc	531
94,866	*	Concert Pharmaceuticals Inc	976
773,000	e	Consun Pharmaceutical Group Ltd	384
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
263,571	*,e	Corcept Therapeutics, Inc	$1,914
5,011	*,e	Corvus Pharmaceuticals, Inc	72
5,545		COSMO Pharmaceuticals NV	922
17,373	*	CrystalGenomics, Inc	244
567,896		CSL Ltd	41,070
11,061,961		CSPC Pharmaceutical Group Ltd	11,779
462,043	*	Curis, Inc	1,423
72,507	*,e	Cytokinetics, Inc	881
50,686	*,e	CytomX Therapeutics, Inc	557
161,454	*,e	CytRx Corp	60
9,826		Dae Hwa Pharmaceutical Co Ltd	189
7,535	*	Daehan New Pharm Co Ltd	120
49,454		Daewon Pharmaceutical Co Ltd	801
7,689		Daewoong Co Ltd	280
4,117		Daewoong Pharmaceutical Co Ltd	234
880,755		Daiichi Sankyo Co Ltd	17,984
1,204,000	e	Dawnrays Pharmaceutical Holdings Ltd	722
14,420	*,e	DBV Technologies S.A.	1,005
225,171	*,e	Depomed, Inc	4,058
77,247	*	Dermira, Inc	2,343
38,519	*,e	Dimension Therapeutics, Inc	168
149,958		Dishman Pharmaceuticals & Chemicals Ltd	476
118,068		Divi S Laboratories Ltd	1,360
14,796		Dong-A Pharmaceutical Co Ltd	1,914
3,355		Dong-A ST Co Ltd	292
25,746		DongKook Pharmaceutical Co Ltd	1,222
170,308		Dr Reddy’s Laboratories Ltd	7,688
330,277	*,e	Durect Corp	443
73,777	*,e	Dynavax Technologies Corp	291
19,258	*,e	Eagle Pharmaceuticals, Inc	1,528
33,994	*,e	Edge Therapeutics, Inc	425
15,367	*,e	Editas Medicine, Inc	249
50,570	*,e	Egalet Corp	387
8,089	*	Eiger BioPharmaceuticals, Inc	94
276,461		Eisai Co Ltd	15,843
4,219,286		Eli Lilly & Co	310,328
70,371	*	Emergent Biosolutions, Inc	2,311
35,805	*	Enanta Pharmaceuticals, Inc	1,199
708,233	*	Endo International plc	11,665
103,789	*,e	Endocyte, Inc	265
287,710	*	Enzo Biochem, Inc	1,997
84,692	*,e	Epizyme, Inc	1,025
25,400		EPS Co Ltd	296
29,216	*,e	Esperion Thereapeutics, Inc	366
11,069		Eurofins Scientific	4,716
91,112	*	Evotec AG.	712
252,207	*,e	Exact Sciences Corp	3,369
1,063,352	*	Exelixis, Inc	15,855
481,865		Faes Farma S.A. (Sigma)	1,701
81,352		FDC Ltd	264
231,960	*	FibroGen, Inc	4,964
154,876	*,e	Five Prime Therapeutics, Inc	7,761
26,993	*	Flex Pharma, Inc	143
64,428	*,e	Flexion Therapeutics Inc	1,225
62,482	*,e	Fluidigm Corp	455
85,866	*,e	Fortress Biotech, Inc	232
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,046	*,e	Foundation Medicine, Inc	$496
33,394	*	Galapagos NV	2,139
25,350	*,e	Galena Biopharma, Inc	49
8,794	*	Genexine Co Ltd	314
22,497	*,e	Genfit	496
73,048	*	Genmab AS	12,101
54,505	*	Genomic Health, Inc	1,602
706,400	*,e	Genomma Lab Internacional S.A. de C.V.	733
4,050,000	*,e	Genscript Biotech Corp	1,923
87,940		Genus plc	1,946
318,543	*,e	Geron Corp	659
30,463		Gerresheimer AG.	2,259
3,252,332		Gilead Sciences, Inc	232,899
12,326,779		GlaxoSmithKline plc	236,779
157,132		Glenmark Pharmaceuticals Ltd	2,052
77,393	*,e	Global Blood Therapeutics, Inc	1,118
23,615	*,e	GlycoMimetics Inc	144
46,785	*	Granules India Ltd	74
5,243		Green Cross Corp	681
21,190		Green Cross Holdings Corp	417
86,679		Grifols S.A.	1,721
36,572	*,m	GW Pharmaceuticals plc	341
1,772,125	*	H Lundbeck AS	71,950
230,756	*,e	Halozyme Therapeutics, Inc	2,280
21,776	*	Han All Pharmarceutical Co	236
3,997		Handok Pharmaceuticals Co Ltd	87
14,465		Hanmi Holdings Co Ltd	729
5,944		Hanmi Pharm Co Ltd	1,499
7,900	*,e	HEALIOS KK	146
67,903	*,e	Heron Therapeutics, Inc	890
29,622	*	Heska Corp	2,121
133,373	e	Hikma Pharmaceuticals plc	3,109
101,039		Hisamitsu Pharmaceutical Co, Inc	5,047
369,030	*	Horizon Pharma plc	5,971
11,004,062	e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	759
2,098	*	Hugel, Inc	556
4,327		Humedix Co Ltd	120
3,225	*	Huons Co Ltd	170
30,911	*,e	Hutchison China MediTech Ltd	865
230,040	*,e	Idera Pharmaceuticals, Inc	345
102,513	*	Ignyta, Inc	543
51,275	*	Il Dong Pharmaceutical Co Ltd	804
367,503	*	Illumina, Inc	47,055
11,892	*	Ilyang Pharmaceutical Co Ltd	409
29,854	*,e	Immune Design Corp	164
197,499	*,e	Immunogen, Inc	403
208,729	*,e	Immunomedics, Inc	766
192,080	*	Impax Laboratories, Inc	2,545
196,569	*	INC Research Holdings, Inc	10,340
519,805	*	Incyte Corp	52,121
2,305,061		Indivior plc	8,399
19,038		Indoco Remedies Ltd	73
229,092	*,e	Infinity Pharmaceuticals, Inc	309
34,804	*,e	Innate Pharma S.A.	534
174,508	*,e	Innoviva, Inc	1,867
42,184	*,e	Inotek Pharmaceuticals Corp	257
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
143,882	*,e	Inovio Pharmaceuticals, Inc	$999
177,606	*,e	Insmed, Inc	2,350
46,727	*,e	Insys Therapeutics, Inc	430
20,477	*,e	Intellia Therapeutics, Inc	268
50,121	*,e	Intercept Pharmaceuticals, Inc	5,446
74,700	*	Intersect ENT, Inc	904
85,631	*,e	Intra-Cellular Therapies, Inc	1,292
114,834	*,e	Intrexon Corp	2,790
10,226	*	iNtRON Biotechnology, Inc	258
75,588	*,e	Invitae Corp	600
250,773	*,e	Ionis Pharmaceuticals, Inc	11,994
63,841	*	Ipca Laboratories Ltd	500
299,099		Ipsen	21,611
275,364	*,e	Ironwood Pharmaceuticals, Inc	4,210
13,100	*,e	Japan Tissue Engineering Co Lt	162
220,063	*	Jazz Pharmaceuticals plc	23,993
22,296		JB Chemicals & Pharmaceuticals Ltd	115
11,400		JCR Pharmaceuticals Co Ltd	277
13,387		Jeil Pharmaceutical Co	892
8,452,786	n	Johnson & Johnson	973,845
130,136		Jubilant Organosys Ltd	1,208
122,126	*,e	Juno Therapeutics, Inc	2,302
75,237		JW Holdings Corp	551
25,455	*	JW Shinyak Corp	171
16,220	*,e	Kadmon Holdings, Inc	87
48,800		Kaken Pharmaceutical Co Ltd	2,584
53,479	*,e	Karyopharm Therapeutics, Inc	503
168,083	*,e	Keryx Biopharmaceuticals, Inc	985
118,600		Kissei Pharmaceutical Co Ltd	2,949
108,976	*,e	Kite Pharma, Inc	4,886
155,389	*	Knight Therapeutics, Inc	1,243
4,171		Kolon Life Science, Inc	405
56,693	*	Komipharm International Co Ltd	1,640
32,851		Korea United Pharm Inc	502
160,515		Kwang Dong Pharmaceutical Co Ltd	1,131
61,536		Kyongbo Pharmaceutical Co Ltd	709
97,636		Kyorin Co Ltd	2,089
367,691		Kyowa Hakko Kogyo Co Ltd	5,072
5,204		Kyungdong Pharm Co Ltd	79
30,344	*,e	La Jolla Pharmaceutical Co	532
51,735		Laboratorios Almirall S.A.	803
58,876	*,e	Lannett Co, Inc	1,298
620,000	e	Lee’s Pharmaceutical Holdings Ltd	501
194,538	*,e	Lexicon Pharmaceuticals, Inc	2,690
10,384	*,m	LG Life Sciences Ltd	581
47,183	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,794
14,500	*,e	Linical Co Ltd	155
115,792	*,e	Lion Biotechnologies, Inc	805
41,590	*,e	Lipocine, Inc	153
175,770		Livzon Pharmaceutical Group, Inc	1,025
318,764		Lonza Group AG.	55,092
34,000	*	Lotus Pharmaceutical Co Ltd	63
27,900	*,e	Loxo Oncology, Inc	896
106,423	*	Luminex Corp	2,153
407,972		Lupin Ltd	8,916
1,089,500	e	Luye Pharma Group Ltd	645
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,199	*	Macrogen, Inc	$196
67,082	*	MacroGenics, Inc	1,371
218,465	*,e	Mallinckrodt plc	10,884
393,955	*,e	MannKind Corp	251
175,620		Marksans Pharma Ltd	103
1,464,848	*,e	Mayne Pharma Group Ltd	1,417
152,734	*,e	Medicines Co	5,184
65,272	*,e	MediciNova, Inc	394
91,918	*	Medigen Biotechnology Corp	226
107,142	*	Medpace Holdings, Inc	3,865
6,804		Medy-Tox, Inc	2,002
259,100		Mega Lifesciences PCL	183
9,048,530		Merck & Co, Inc	532,687
193,368		Merck KGaA	20,134
5,048,440	*,e	Merrimack Pharmaceuticals, Inc	20,598
488,401	*,e	Mesoblast Ltd	503
63,708	*	Mettler-Toledo International, Inc	26,666
221,906	*,e	MiMedx Group, Inc	1,966
39,210	*,e	Minerva Neurosciences, Inc	461
52,840	*,e	Mirati Therapeutics, Inc	251
10,800		Mochida Pharmaceutical Co Ltd	748
14,111	*	Molecular Partners AG.	344
140,449	*	Momenta Pharmaceuticals, Inc	2,114
22,430	*,e	Morphosys AG.	1,148
825,854	*	Mylan NV	31,506
32,748	*	MyoKardia, Inc	424
19,116	*,e	Myovant Sciences Ltd	238
145,388	*,e	Myriad Genetics, Inc	2,424
32,900	*,e	NanoCarrier Co Ltd	249
59,158	*	NanoString Technologies, Inc	1,319
40,490	*,e	NantKwest, Inc	232
90,029		Natco Pharma Ltd	767
62,269	*,e	Natera, Inc	729
13,627	*	Naturalendo Tech Co Ltd	198
341,505	*	Nektar Therapeutics	4,190
113,262	*,e	NeoGenomics, Inc	971
34,583	*,e	Neos Therapeutics, Inc	202
148,130	*	Neurocrine Biosciences, Inc	5,733
19,498	*,e	Neuroderm Ltd	433
81,552	*,e	NewLink Genetics Corp	838
13,341	*,e	Newron Pharmaceuticals S.p.A	263
77,650		Nichi-iko Pharmaceutical Co Ltd	1,108
66,400		Nippon Shinyaku Co Ltd	3,268
8,351	*,e	Novan, Inc	226
3,316,549		Novartis AG.	241,191
701,195	*,e	Novavax, Inc	883
2,504,118		Novo Nordisk AS	89,828
120,000	*	OBI Pharma, Inc	1,056
41,819	*,e	Ocular Therapeutix, Inc	350
85,508	*,e	Omeros Corp	848
45,988	*,e	OncoMed Pharmaceuticals, Inc	355
115,800	*,e	OncoTherapy Science, Inc	266
130,923	*	Oneness Biotech Co Ltd	139
532,395	*	Ono Pharmaceutical Co Ltd	11,603
117,337	*,e	Ophthotech Corp	567
665,998	*,e	Opko Health, Inc	6,194
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
200,020	*,e	Organovo Holdings, Inc	$678
109,871		Orion Oyj (Class B)	4,882
39,646	*,e	Osiris Therapeutics, Inc	195
50,762	*	Otonomy, Inc	807
627,648		Otsuka Holdings KK	27,341
82,068		Ouro Fino Saude Animal Participacoes S.A.	706
65,222	*,e	OvaScience, Inc	100
171,111	*,e	Pacific Biosciences of California, Inc	650
81,154	*,e	Pacira Pharmaceuticals, Inc	2,621
1,782,786	*,e	Paion AG.	4,602
57,961	*	Paratek Pharmaceuticals, Inc	893
149,616	*,e	Parexel International Corp	9,833
80,028	*	Patheon NV	2,298
362,706		PDL BioPharma, Inc	769
69,300	*,e	PeptiDream, Inc	3,591
4,383	*	Peptron, Inc	142
296,946		PerkinElmer, Inc	15,486
211,435		Perrigo Co plc	17,598
103,303	*	Pfenex, Inc	937
17,562		Pfizer Ltd	472
19,061,772		Pfizer, Inc	619,126
141,706	*,e	Pharma Mar S.A.	403
3,437		PHARMA RESEARCH PRODUCTS Co Ltd	115
62,229		PharmaEngine Inc	350
131,000	*	PharmaEssentia Corp	656
220,000		Pharmally International Holding Co Ltd	2,893
160,035	*	PharmAthene, Inc	520
79,883		Phibro Animal Health Corp	2,341
125,036		Piramal Healthcare Ltd	2,989
179,011	*	Portola Pharmaceuticals, Inc	4,017
122,557	*	PRA Health Sciences, Inc	6,755
203,228	*,e	Prestige Brands Holdings, Inc	10,588
15,803		Probi AB	824
150,855	*,e	Progenics Pharmaceuticals, Inc	1,303
—	*,e	Prometic Life Sciences, Inc	0	^
502,715	*	ProMetic Life Sciences, Inc	835
18,058	*	Protagonist Therapeutics, Inc	397
21,839	*	Proteostasis Therapeutics, Inc	268
90,958	*,e	Prothena Corp plc	4,474
53,633,831		PT Kalbe Farma Tbk	6,011
68,448	*,e	PTC Therapeutics, Inc	747
85,212	*	Puma Biotechnology, Inc	2,616
183,466	*,e	Qiagen NV	5,141
371,529	*	Qiagen NV (NASDAQ)	10,410
641,009	*	Quintiles Transnational Holdings, Inc	48,749
3,978	*	Ra Pharmaceuticals, Inc	60
68,566	*,e	Radius Health, Inc	2,608
12,842	*,e	Reata Pharmaceuticals, Inc	280
53,094		Recipharm AB	705
372,837		Recordati S.p.A.	10,565
163,267	*,e	Regeneron Pharmaceuticals, Inc	59,934
44,082	*	REGENXBIO, Inc	818
93,420	*,e	Regulus Therapeutics, Inc	210
83,523	*	Repligen Corp	2,574
189,304	*	Retrophin, Inc	3,584
44,390	*,e	Revance Therapeutics, Inc	919
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,906		Reyon Pharmaceutical Co Ltd	$94
119,567		Richter Gedeon Rt	2,526
416,843	*	Rigel Pharmaceuticals, Inc	992
1,214,898		Roche Holding AG.	276,939
80,600		Rohto Pharmaceutical Co Ltd	1,264
80,685	*,e	Sage Therapeutics, Inc	4,120
26,918		Samjin Pharmaceutical Co Ltd	772
28,564	*	Samsung Biologics Co Ltd	3,571
13,600	*,e	SanBio Co Ltd	149
149,134	*,e	Sangamo Biosciences, Inc	455
8,685		Sanofi India Ltd	550
2,112,193		Sanofi-Aventis	170,803
365,838		Santen Pharmaceutical Co Ltd	4,464
4,419	*,e	Santhera Pharmaceutical Holding AG.	229
173,600	*,e	Sarepta Therapeutics, Inc	4,762
60,800		Sawai Pharmaceutical Co Ltd	3,259
68,684	*	Schnell Biopharmaceuticals, Inc	222
184,537	*	Sciclone Pharmaceuticals, Inc	1,993
219,847		Scinopharm Taiwan Ltd	263
326,003	*,e	Seattle Genetics, Inc	17,203
115,442	*	Seegene, Inc	3,333
1,057,200		Seikagaku Corp	15,626
4,783	*,e	Selecta Biosciences, Inc	82
69,711	*	Sequent Scientific Ltd	113
82,906	*,e	Seres Therapeutics, Inc	821
376,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	512
748,000		Shandong Xinhua Pharmaceutical Co Ltd	503
211,200		Shanghai Dingli Technology Dev	168
471,751	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,440
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	132
36,200	e,g	Shanghai Haohai Biological Technology Co Ltd	176
49,700		Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	80
19,886		Shilpa Medicare Ltd	202
526,179		Shionogi & Co Ltd	25,148
1,331,487		Shire Ltd	76,027
271,619		Shire plc (ADR)	46,278
2,849		Siegfried Holding AG.	595
5,956,000		Sihuan Pharmaceutical Holdings	1,654
6,511,205		Sino Biopharmaceutical	4,566
55,921	e	Sirtex Medical Ltd	570
976,029	*,m	Skyline Venture Fund III Ltd	10
89,004	*,e	Sorrento Therapeutics, Inc	436
16,300	*	Sosei Group	1,866
41,030	*,e	Spark Therapeutics, Inc	2,047
161,619	*	Spectrum Pharmaceuticals, Inc	716
5,019,703	e	SSY Group Ltd	1,595
6,956	*	ST Pharm Co Ltd	258
188,234	e	Stada Arzneimittel AG.	9,725
2,694	*	Stallergenes Greer plc	88
42,143	*,e	Stemline Therapeutics, Inc	451
53,043		Strides Arcolab Ltd	827
146,745	*,e	Sucampo Pharmaceuticals, Inc (Class A)	1,988
611,049		Sumitomo Dainippon Pharma Co Ltd	10,488
56,762	*	Sun Pharma Advanced Research Company Ltd	254
1,754,820		Sun Pharmaceutical Industries Ltd	16,247
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
198,033	*	Supernus Pharmaceuticals, Inc	$5,000
42,688		Suven Life Sciences Ltd	108
14,033	*	Syndax Pharmaceuticals, Inc	101
593,083	*,e	Synergy Pharmaceuticals, Inc	3,612
206,801	*,e	Synthetic Biologics, Inc	158
4,608	*,e	Syros Pharmaceuticals, Inc	56
34,916	*,e	T2 Biosystems, Inc	184
235,799	*	Taigen Biopharmaceuticals Holdings Ltd	199
178,000	*	TaiMed Biologics, Inc	914
53,357		Taisho Pharmaceutical Holdings Co Ltd	4,423
28,339	*	Taiwan Liposome Co Ltd	101
37,400		Takara Bio, Inc	501
632,664		Takeda Pharmaceutical Co Ltd	26,247
514,278		Tanabe Seiyaku Co Ltd	10,069
22,047	*,e	Taro Pharmaceutical Industries Ltd	2,321
9,091		Tecan Group AG.	1,418
86,396	*,e	Teligent, Inc	571
116,173	*,e	TESARO, Inc	15,623
100,446	*	Tetraphase Pharmaceuticals, Inc	405
930,742		Teva Pharmaceutical Industries Ltd (ADR)	33,739
77,712	*,e	TG Therapeutics, Inc	361
325,264	*,e	TherapeuticsMD, Inc	1,877
102,449	*,e	Theravance Biopharma, Inc	3,266
1,015,529		Thermo Fisher Scientific, Inc	143,291
175,200		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	153
42,527	*,e	Titan Pharmaceuticals, Inc	170
20,027	*,m	Tobira Therapeutics, Inc	275
29,035	*,e	Tokai Pharmaceuticals, Inc	28
1,395,000		Tong Ren Tang Technologies Co Ltd	2,582
34,400		Torii Pharmaceutical Co Ltd	760
8,800		Towa Pharmaceutical Co Ltd	344
191,555	*	Trevena, Inc	1,126
60,138	*,e	Trovagene, Inc	126
62,892		Tsumura & Co	1,731
332,917		TTY Biopharm Co Ltd	1,054
55,000	*	TWi Pharmaceuticals, Inc	178
285,677		UCB S.A.	18,278
117,158	*,e	Ultragenyx Pharmaceutical, Inc	8,237
43,462		Unichem Laboratories Ltd	164
1,413,500	*,e	United Laboratories Ltd	958
143,276	*,e	United Therapeutics Corp	20,550
423,602	*	Valeant Pharmaceuticals International, Inc	6,143
362,685	*	Vanda Pharmaceuticals, Inc	5,785
520,658	*	Vectura Group plc	880
110,242	*,e	Versartis, Inc	1,643
663,851	*	Vertex Pharmaceuticals, Inc	48,906
3,284	*	Virbac S.A.	578
22,694	*	ViroMed Co Ltd	1,937
62,990	*,e	Vital Therapies, Inc	274
32,651		Vitrolife AB	1,386
29,305	*,e	Voyager Therapeutics, Inc	373
17,521	*,e	vTv Therapeutics, Inc	85
154,046	*	VWR Corp	3,856
158,517	*	Waters Corp	21,303
15,419	*,e	WaVe Life Sciences Pte Ltd	403
38,542		Whanin Pharmaceutical Co Ltd	505
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,860,000	e	Winteam Pharmaceutical Group Ltd	$858
24,564	*	Wockhardt Ltd	237
36,899	*,e	XBiotech, Inc	373
154,695	*,e	Xencor Inc	4,072
9,156		Yuhan Corp	1,511
79,765	*	Yungjin Pharmaceutical Co Ltd	580
418,050		YungShin Global Holding Corp	592
108,089	*	Zafgen, Inc	344
16,706	*,e	Zealand Pharma AS	251
78,900		Zeria Pharmaceutical Co Ltd	1,215
315,417	*,e	ZIOPHARM Oncology, Inc	1,687
1,912,370		Zoetis, Inc	102,369
58,386	*,e	Zogenix, Inc	709
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,078,494

REAL ESTATE - 3.7%
173,982	e	360 Capital Industrial Fund	315
18,050,000		8990 Holdings, Inc	2,723
264,282		Abacus Property Group	575
169,204		Acadia Realty Trust	5,530
1,417		Activia Properties Inc	6,672
17,326	*,e	ADLER Real Estate AG.	265
52,748	g	ADO Properties S.A.	1,777
1,263		Advance Residence Investment Corp	3,341
28,190		Aedifica S.A.	2,109
29,676		Aeon Mall Co Ltd	417
7,248	e	AEON REIT Investment Corp	7,934
1	*	Africa Israel Investments Ltd	0	^
27,981	*	Africa Israel Properties Ltd	480
1,466,518	e	Agile Property Holdings Ltd	745
73,156		Agree Realty Corp	3,369
485,841		AIMS AMP Capital Industrial REIT	439
69,493	*	Airport City Ltd	691
3,322,853	*	Aldar Properties PJSC	2,373
97,910		Alexander & Baldwin, Inc	4,393
6,296		Alexander’s, Inc	2,688
102,470		Alexandria Real Estate Equities, Inc	11,387
76,920		Aliansce Shopping Centers S.A.	341
10,131,158	e	Allco Commercial Real Estate Investment Trust	8,811
35,462		Allied Properties Real Estate Investment Trust	950
28,550		Allreal Holding AG.	4,240
229,884		Alony Hetz Properties & Investments Ltd	1,846
215,702	e	Alstria Office REIT-AG.	2,699
59,014	*,e	Altisource Portfolio Solutions S.A.	1,569
34,292		Altus Group Ltd	791
259,800		Amata Corp PCL (Foreign)	83
257,835		American Assets Trust,Inc	11,108
279,665		American Campus Communities, Inc	13,919
714,300		American Homes 4 Rent	14,986
939,833		American Tower Corp	99,322
308,313		Amot Investments Ltd	1,308
9,268,200		Ananda Development PCL (FOREIGN)	1,273
5,646		ANF Immobilier	120
4,521,460	*	AP Thailand PCL (Foreign)	945
930,079		Apartment Investment & Management Co (Class A)	42,272
491,497		Apple Hospitality REIT, Inc	9,820
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,800		Ardepro Co Ltd	$185
1,577,596		Argosy Property Ltd	1,107
293,461		Armada Hoffler Properties, Inc	4,276
2,122,287		Arrowhead Properties Ltd (Class A)	1,344
58,695		Artis Real Estate Investment Trust	555
1,530,400	e	Ascendas Hospitality Trust	745
1,316,400	e	Ascendas India Trust	923
606,876	e	Ascendas REIT	949
1,950,002	e	Ascott Residence Trust	1,522
107,003		Ashford Hospitality Prime, Inc	1,461
260,246		Ashford Hospitality Trust, Inc	2,019
1,410,072		Assura Group Ltd	996
1,029,916	*	Attacq Ltd	1,267
33,878	*,e	AV Homes, Inc	535
341,912		AvalonBay Communities, Inc	60,570
1,128,838		Aveo Group	2,720
127,646		Axia Real Estate SOCIMI S.A.	1,857
1,027,866		Axis Real Estate Investment Trust	369
8,949,415		Ayala Land, Inc	5,750
53,806		Azrieli Group	2,335
12,666,300		Bangkokland PCL	608
114,943	*	Barwa Real Estate Co	1,047
1,526		Bayside Land Corp	553
21,005		Befimmo SCA Sicafi	1,180
4,008,000		Beijing Capital Land Ltd	1,500
3,744,000	*	Beijing Enterprises Medical & Health Group Ltd	202
632,000		Beijing North Star Co	193
1,844,000	*,e	Beijing Properties Holdings Ltd	89
957,000		Belle Corp	62
1,187,869		Beni Stabili S.p.A.	679
4,171		Big Shopping Centers Ltd	274
277,902		Big Yellow Group plc	2,355
1,286		BLife Investment Corp	3,260
9,856		Blue Square Real Estate Ltd	376
59,825		Bluerock Residential Growth REIT, Inc	821
34,271		Boardwalk Real Estate Investment Trust	1,242
603,879		Boston Properties, Inc	75,956
2,110,541	*	BR Malls Participacoes S.A.	7,739
87,708	*	BR Properties S.A.	202
183,991	e	Brandywine Realty Trust	3,038
701,617		British Land Co plc	5,445
341,091		Brixmor Property Group, Inc	8,329
25,010		Brookfield Canada Office Properties	489
883,446		Bunnings Warehouse Property Trust	1,903
275,824		BUWOG AG.	6,403
29,698,414		C C Land Holdings Ltd	8,609
95,322		CA Immobilien Anlagen AG.	1,750
664,300		Cache Logistics Trust	371
783,309		Cambridge Industrial Trust	292
108,664		Camden Property Trust	9,135
82,433		Canadian Apartment Properties REIT	1,926
92,937		Canadian Real Estate Investment Trust	3,205
601,800		CapitaCommercial Trust	613
681,919	e	Capital & Counties Properties	2,497
3,739,491	e	CapitaLand Ltd	7,771
1,223,581		CapitaMall Trust	1,587
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
525,700		CapitaMalls Malaysia Trust	$179
424,432	e	CapitaRetail China Trust	402
67,351	e	Care Capital Properties, Inc	1,684
259,048		CareTrust REIT, Inc	3,969
4,500,000	*,e	Carnival Group International Holdings Ltd	580
461,211		Castellum AB	6,319
85,654		CatchMark Timber Trust Inc	964
1,283,100		Cathay Real Estate Development Co Ltd	725
366,185	e	CBL & Associates Properties, Inc	4,211
815,820	*	CBRE Group, Inc	25,690
550,500	e	CDL Hospitality Trusts	509
15,000,000		Cebu Holdings, Inc	1,478
182,253		Cedar Realty Trust, Inc	1,190
63,311		Cedar Woods Properties Ltd	230
1,461,000		Central China Real Estate Ltd	318
1,420,658		Central Pattana PCL (Foreign)	2,261
4,215,636		Champion Real Estate Investment Trust	2,279
858,424		Charter Hall Group	2,932
150,916		Chatham Lodging Trust	3,101
224,770		Chesapeake Lodging Trust	5,813
4,157,667		Cheuk Nang Holdings Ltd	2,890
4,522,312		Cheung Kong Property Holdings Ltd	27,618
3,932,500		China Aoyuan Property Group Ltd	899
2,152,000	e	China Electronics Optics Valley Union Holding Co Ltd	227
5,151,663	e	China Evergrande Group	3,193
2,436,000	*	China Logistics Property Holdings Co Ltd	1,618
1,126,000	e	China Merchants Land Ltd	161
3,640,000	*	China Minsheng Drawin Technology Group Ltd	102
9,385,021	*	China New Town Development Co Ltd	484
902,000	*,e	China Overseas Grand Oceans Group Ltd	294
6,903,320		China Overseas Land & Investment Ltd	18,164
1,230,000	e	China Overseas Property Holdings Ltd	210
3,251,192		China Resources Land Ltd	7,275
5,163,400	e	China SCE Property Holdings Ltd	1,549
2,630,000	e	China South City Holdings Ltd	547
5,544,415		China Vanke Co Ltd	12,604
335,500		Chinese Estates Holdings Ltd	583
36,318		Choice Properties REIT	364
151,088		Chong Hong Construction Co	298
8,766,758	e	CIFI Holdings Group Co Ltd	2,353
139,079		City Developments Ltd	794
110,897		City Office REIT, Inc	1,461
407,318	e	Citycon Oyj	1,000
53,194		Cofinimmo	6,074
70,675		Colliers International Group, Inc	2,605
546,851	e	Colony Starwood Homes	15,755
540,000		Colour Life Services Group	404
418,239		Columbia Property Trust, Inc	9,034
1,728	e	Comforia Residential REIT, Inc	3,874
215,025		Cominar Real Estate Investment Trust	2,357
640,081		Communications Sales & Leasing, Inc	16,264
27,106		Community Healthcare Trust, Inc	624
299,100		Concentradora Fibra Danhos S.A. de C.V.	453
478,900		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	324
8,481	e	Consolidated-Tomoka Land Co	453
227,207	*,m	Conwert Immobilien Invest SE	3,865
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
390,607		CoreCivic, Inc	$9,554
25,048		CorEnergy Infrastructure Trust, Inc	874
113,191		Coresite Realty	8,984
527,236		Corp Inmobiliaria Vesta SAB de C.V.	634
145,522		Corporate Office Properties Trust	4,543
6,714,628	e	Country Garden Holdings Co Ltd	3,743
131,239		Countrywide plc	283
721,415		Cousins Properties, Inc	6,139
2,970	e	Crescendo Investment Corp	2,129
1,790,391		Croesus Retail Trust	1,032
38,978		Crombie Real Estate Investment Trust	394
3,585,012		Cromwell Group	2,546
1,214,148		Crown Castle International Corp	105,352
760,000	*,e	Crown International Corp Ltd	170
16,868,943		CSI Properties Ltd	596
96,352		CT Real Estate Investment Trust	1,076
452,312		CubeSmart	12,108
467,144		CyrusOne, Inc	20,895
24,067	*,e	D Carnegie & Co AB	288
783		DA Office Investment Corp	3,954
196,400		Daibiru Corp	1,681
511,000		Daikyo, Inc	1,023
2,595,900		Daiman Development BHD	1,249
63,920		Daito Trust Construction Co Ltd	9,610
734,687		Daiwa House Industry Co Ltd	20,035
264,416		DCT Industrial Trust, Inc	12,660
953,407		DDR Corp	14,559
669,271		Delta Property Fund Ltd	380
195,148		Derwent London plc	6,652
395,926		Deutsche Annington Immobilien SE	12,855
142,875		Deutsche Euroshop AG.	5,811
397,346	e	Deutsche Wohnen AG.	12,463
701,449		Dexus Property Group	4,866
1,292,077	*	Deyaar Development PJSC	217
716,994		DiamondRock Hospitality Co	8,267
119,140		DIC Asset AG.	1,140
311,961	e	Digital Realty Trust, Inc	30,653
121,833		Dios Fastigheter AB	802
14,008,702		DLF Ltd	22,927
92,739	*	Dogus Gayrimenkul Yatirim Ortakligi AS	112
377,342		Dongwon Development Co Ltd	1,328
636,270	*	DoubleDragon Properties Corp	490
167,569		Douglas Emmett, Inc	6,126
49,357		Dream Global Real Estate Investment Trust	347
28,465		Dream Industrial Real Estate Investment Trust	181
45,518		Dream Office Real Estate Investment Trust	663
39,504	*	Dream Unlimited Corp	199
347,431		Duke Realty Corp	9,228
200,545	e	DuPont Fabros Technology, Inc	8,810
95,738		Easterly Government Properties, Inc	1,917
628,762		Eastern & Oriental BHD	203
75,141		EastGroup Properties, Inc	5,548
1,001,300	*	Eco World Development Group BHD	299
286,202		Education Realty Trust, Inc	12,106
2,219,248	*	Emaar Malls Group PJSC	1,584
4,119,362		Emaar Properties PJSC	7,987
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,226,903		Emira Property Fund Ltd	$1,277
14,220,633		Emlak Konut Gayrimenkul Yatiri	12,044
1,931,333		Emperor International Holdings	437
379,196		Empire State Realty Trust, Inc	7,656
404,477		Empiric Student Property plc	528
186,082		Entertainment Properties Trust	13,355
178,323	g	Entra ASA	1,773
167,815		Equinix, Inc	59,979
257,474	*	Equity Commonwealth	7,786
524,118		Equity Lifestyle Properties, Inc	37,789
569,080		Equity One, Inc	17,465
1,083,800		Equity Residential	69,753
1,020,214	*	Eshraq Properties Co PJSC	287
200,787		Essex Property Trust, Inc	46,683
66,868		Eurobank Properties Real Estate Investment Co	539
45,744		Eurocommercial Properties NV	1,760
292,897		Extra Space Storage, Inc	22,623
941,523	*	Ezdan Holding Group QSC	3,893
183,395		Fabege AB	2,990
3,784,000	e	Fantasia Holdings Group Co Ltd	481
972,463		Far East Consortium	414
643,000		Far East Hospitality Trust	266
1,104,812		Farglory Land Development Co Ltd	1,263
29,877	e	Farmland Partners, Inc	333
105,937	*	Fastighets AB Balder	2,137
215,878		Federal Realty Investment Trust	30,678
455,395		FelCor Lodging Trust, Inc	3,648
5,872,506		Fibra Uno Administracion S.A. de C.V.	8,997
18,000,000		Filinvest Development Corp	2,988
52,403,000		Filinvest Land, Inc	1,607
107,089		First Capital Realty, Inc	1,649
360,928		First Industrial Realty Trust, Inc	10,124
128,634		First Potomac Realty Trust	1,411
849,861		First Real Estate Investment Trust	742
66,476		FirstService Corp	3,156
487,451		Folkestone Education Trust	892
56,199		Fonciere Des Regions	4,900
467,054		Forest City Realty Trust, Inc	9,733
74,931	*	Forestar Group, Inc	997
729,734		Fortress Income Fund Ltd	1,719
494,027		Fortress Income Fund Ltd (A Shares)	595
510,664		Four Corners Property Trust, Inc	10,479
696,762	e	Foxtons Group plc	876
289,887		Franklin Street Properties Corp	3,757
10,231,725		Franshion Properties China Ltd	2,748
673,200		Frasers Centrepoint Trust	883
56,300		Frasers Hospitality Trust	25
805,000	e	Frasers Logistics & Industrial Trust	514
458		Frontier Real Estate Investment Corp	1,955
16,022	*	FRP Holdings, Inc	604
575		Fukuoka REIT Corp	911
21,297,500		Fullshare Holdings Ltd	9,923
3,202,000	e	Future Land Development Holdin	653
2,063,050		Gaming and Leisure Properties, Inc	63,171
403,709	e	Gateway Lifestyle	628
83,812		Gazit Globe Ltd	715
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,952		Gazit, Inc	$349
364,246		GDI Property Group	260
27,533		Gecina S.A.	3,803
13,888,000		Gemdale Properties and Investment Corp Ltd	849
2,075,150		General Growth Properties, Inc	51,837
209,826		Geo Group, Inc	7,539
54,259		Getty Realty Corp	1,383
74,880		Gladstone Commercial Corp	1,505
6,571,591		Global Logistic Properties	9,951
45,263	e	Global Medical REIT, Inc	404
362,632	e	Global Net Lease, Inc	2,839
156		Global One Real Estate Investment Corp	584
402,949	*	Globe Trade Centre S.A.	790
2,821,895	*,e	Glorious Property Holdings Ltd	276
4,524		GLP J-Reit	5,205
45,237	*	Godrej Properties Ltd	202
57,080		Goldcrest Co Ltd	1,025
468,000		Golden Land Property Development PCL	85
1,194,516	e	Goodman Property Trust	1,012
153,159	e	Government Properties Income Trust	2,920
1,005,372		GPT Group (ASE)	3,645
974,787		Grainger plc	2,857
991,232		Gramercy Property Trust	9,100
98,578		Grand City Properties S.A.	1,789
114,047		Granite Real Estate Investment Trust	3,808
371,115		Great Eagle Holdings Ltd	1,765
433,940		Great Portland Estates plc	3,565
4,648,673		Green REIT plc	6,714
1,390,000	*	Greenland Hong Kong Holdings Ltd	344
582,500	*	Greentown China Holdings Ltd	470
1,511		Griffin Land & Nurseries, Inc (Class A)	48
230,269	e	Growthpoint Properties Australia Ltd	544
4,083,553		Growthpoint Properties Ltd	7,688
460,000	*,e	Grupo GICSA S.A. de C.V.	224
542,000	*	Guangdong Land Holdings Ltd	119
2,691,885		Guangzhou R&F Properties Co Ltd	3,241
784,000	e	Guorui Properties Ltd	246
129,143		H&R Real Estate Investment Trust	2,152
61,107	e	Hamborner AG.	581
1,669,782		Hammerson plc	11,768
368,000	e	Hang Lung Group Ltd	1,277
8,924,110		Hang Lung Properties Ltd	18,818
1,416	e	Hankyu Reit, Inc	1,770
1,865,286		Hansteen Holdings plc	2,614
1,473,620		HCP, Inc	43,796
1,050		Health Care & Medical Investment Corp	942
313,373		Healthcare Realty Trust, Inc	9,501
638,601		Healthcare Trust of America, Inc	18,590
127,000		Heiwa Real Estate Co Ltd	1,728
141,281		Helical Bar plc	513
373,548		Heliopolis Housing	511
404,839		Hemfosa Fastigheter AB	3,765
2,347,017	e	Henderson Land Development Co Ltd	12,439
114,634		Hersha Hospitality Trust	2,465
250,275	e	HFF, Inc (Class A)	7,571
26,141,861	e	Hibernia REIT plc	33,875
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,139,042		Highwealth Construction Corp	$4,428
330,737		Highwoods Properties, Inc	16,871
92,615	e	Hispania Activos Inmobiliarios SAU	1,088
199,880	*	HKC Holdings Ltd	98
119,300	*	HNA Innovation Hainan Co Ltd	74
1,453,394		Hongkong Land Holdings Ltd	9,156
1,102,000		Hopson Development Holdings Ltd	979
498	e	Hoshino Resorts REIT, Inc	2,599
249,244		Hospitality Properties Trust	7,911
1,905,755		Host Marriott Corp	35,904
227,158	*	Housing Development & Infrastruture Ltd	200
91,920	*	Howard Hughes Corp	10,488
647,235		Huaku Development Co Ltd	1,214
98,000		Huang Hsiang Construction Co	121
430,855		Hudson Pacific Properties	14,985
275,256		Hufvudstaden AB (Series A)	4,343
2,369	e	Hulic Reit, Inc	3,971
479,362		Hung Poo Real Estate Development Corp	382
438,000		Hung Sheng Construction Co Ltd	254
1,066,000		Hydoo International Holding Ltd	80
551,985		Hyprop Investments Ltd	4,715
401,752		Hysan Development Co Ltd	1,657
13,933		Icade	993
803,200	e	Ichigo Holdings Co Ltd	2,966
3,480	e	Ichigo Real Estate Investment Corp	2,262
1,845,400		IGB Real Estate Investment Trust	662
73,400		Iguatemi Empresa de Shopping Centers S.A.	600
986,134		Immobiliare Grande Distribuzione	752
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
673,752	e	Immofinanz Immobilien Anlagen AG.	1,311
430,811	e	Independence Realty Trust, Inc	3,843
180,065	*	Indiabulls Real Estate Ltd	188
401		Industrial & Infrastructure Fund Investment Corp	1,908
1,485,699		ING Office Fund	5,060
2,718,021		Ingenia Communities Group	5,276
213,475		Inmobiliaria Colonial S.A.	1,477
33,896		InterRent Real Estate Investment Trust	188
2,037		Intershop Holding AG.	1,002
29,693		Intervest Offices	746
306,653	e	Intu Properties plc	1,062
4,533		Invesco Office J-Reit, Inc	3,737
3,188	*	Investis Holding S.A.	178
14,000	e	Investors Cloud Co Ltd	489
233,095	e	Investors Real Estate Trust	1,662
6,722		Invincible Investment Corp	3,022
2,560,293		IOI Properties Group Sdn BHD	1,199
841,806	e	Irish Residential Properties REIT plc	1,037
512,060		Iron Mountain, Inc	16,632
1,662,786		Is Gayrimenkul Yatirim Ortakligi AS	735
1,060		Japan Excellent, Inc	1,348
9,601		Japan Hotel REIT Investment Corp	6,460
853		Japan Logistics Fund Inc	1,798
320		Japan Prime Realty Investment Corp	1,262
385		Japan Real Estate Investment Corp	2,103
1,946		Japan Rental Housing Investments, Inc	1,306
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
679		Japan Retail Fund Investment Corp	$1,376
1,620	e	Japan Senior Living Investment Corp	1,957
129,540	*	Jerusalem Economy Ltd	270
1,596,750	*,m	Jiangsu Future Land Co Ltd	2,903
566,000	*	Jiayuan International Group Ltd	248
55,330		Jones Lang LaSalle, Inc	5,591
67,400		Jowa Holdings Co Ltd	1,782
13,000,000	e	Joy City Property Ltd	1,633
2,890,995		K Wah International Holdings Ltd	1,336
538		Kenedix Realty Investment Corp	3,095
916		Kenedix Residential Investment Corp	2,483
1,441		Kenedix Retail REIT Corp	3,284
2,729,500	e	Kenedix, Inc	9,699
338,224		Kennedy-Wilson Holdings, Inc	6,934
2,067,356	e	Keppel DC REIT	1,688
2,774,004		Kerry Properties Ltd	7,502
55,424		Killam Apartment Real Estate Investment Trust	493
281,646		Kilroy Realty Corp	20,622
390,148		Kimco Realty Corp	9,816
744,000		Kindom Construction Co	449
180,120		Kite Realty Group Trust	4,229
2,512,290		Kiwi Property Group Ltd	2,418
79,600		KLCC Property Holdings BHD	147
81,807		Klepierre	3,210
803,667		Klovern AB (B Shares)	841
33,617	*	Korea Asset In Trust Co Ltd	231
122,193		Korea Real Estate Investment Trust Co	289
3,190,130		Kowloon Development Co Ltd	3,015
2,097,544	e	K-REIT Asia	1,477
639,149	*	KSL Holdings BHD	144
142,829		Kungsleden AB	903
365,185		Kuoyang Construction Co Ltd	135
2,152,124		KWG Property Holding Ltd	1,216
78,656,000		Lai Fung Holdings Ltd	1,621
24,958,250		Lai Sun Development Co Ltd	468
46,490		Lamar Advertising Co	3,126
39,121	*	Lamda Development S.A.	198
810,231		Land Securities Group plc	10,644
5,371,000		Langham Hospitality Investments Ltd	2,165
73,057		Lar Espana Real Estate Socimi S.A.	541
265,820		LaSalle Hotel Properties	8,100
6,619	e	LaSalle Logiport REIT	6,265
74,406	e	LEG Immobilien AG.	5,771
940,024		Lend Lease Corp Ltd	9,878
988,911		Leopalace21 Corp	5,462
497,870		Lexington Realty Trust	5,377
178,548		Liberty Property Trust	7,053
110,435		Life Storage, Inc	9,416
16,000	*	Lifestyle Properties Development Ltd	6
903,328		Link REIT	5,856
3,510,900		Lippo-Mapletree Indonesia Retail Trust	897
360,000		Liu Chong Hing Investment	480
4,104,000	e	Logan Property Holdings Co Ltd	1,545
509,922		London & Stamford Property plc	978
3,839,678		Longfor Properties Co Ltd	4,857
3,307,800		LPN Development PCL (Foreign)	1,118
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
239,279		LSR Group (GDR)	$826
124,466		LTC Properties, Inc	5,847
155,097		Macerich Co	10,987
281,969		Mack-Cali Realty Corp	8,183
262,203		Macquarie CountryWide Trust	799
2,313,934		Macquarie Goodman Group	11,883
2,846,790		Macquarie MEAG Prime REIT	1,451
14,171	e	Magnolia Bostad AB	150
910,476		Mah Sing Group BHD	290
507,900	*	Manulife US Real Estate Investment Trust	419
35,779	*,e,m	Mapeley Ltd	0	^
1,593,682		Mapletree Commercial Trust	1,535
2,818,400	e	Mapletree Greater China Commercial Trust	1,843
3,205,919		Mapletree Industrial Trust	3,642
1,278,173		Mapletree Logistics Trust	899
92,741	*	Marcus & Millichap, Inc	2,478
825,674		Matrix Concepts Holdings BHD	445
68,634	*	Mazaya Qatar Real Estate Development Q.S.C	271
35,420		MedEquities Realty Trust, Inc	393
827,958		Medical Properties Trust, Inc	10,184
219,417	*	Medinet Nasr Housing	250
141,679,310		Megaworld Corp	10,143
44,146		Melisron Ltd	1,882
43,269		Mercialys S.A	876
356,660	e	Merlin Properties Socimi S.A.	3,870
2,592,800		Mexico Real Estate Management S.A. de C.V.	2,672
1,649,069	e	MGM Growth Properties LLC	41,738
1,498		MID Reit, Inc	4,318
432,969		Mid-America Apartment Communities, Inc	42,396
970,929	*	Midland Holdings Ltd	248
4,854,645	*	Midland IC&I Ltd	28
31,819		Milestone Apartments Real Estate Investment Trust	450
1,442,000	e	Minmetals Land Ltd	173
1,867,074		Mirvac Group	2,867
1,469,781		Mitsubishi Estate Co Ltd	29,197
1,089,616		Mitsui Fudosan Co Ltd	25,225
355	*	Mitsui Fudosan Logistics Park, Inc	1,011
58,400		MKH BHD	37
16,295		Mobimo Holding AG.	4,077
376,557		Monmouth Real Estate Investment Corp (Class A)	5,739
1,065,156		Monogram Residential Trust, Inc	11,525
28,925		Morguard Real Estate Investment Trust	321
1,853		Mori Hills REIT Investment Corp	2,502
1,120		Mori Trust Sogo Reit, Inc	1,767
91,032		Multiplan Empreendimentos Imobiliarios S.A.	1,655
115,185		National Health Investors, Inc	8,543
279,768		National Retail Properties, Inc	12,366
204,908		National Storage Affiliates Trust	4,522
999,817		National Storage REIT	1,078
1,340,000	e	Neo-China Land Group Holdings Ltd	326
265,195		New Europe Property Investments plc	3,070
409,817	e	New Senior Investment Group, Inc	4,012
11,271,318	e	New World Development Co Ltd	11,876
436,600	e	New York REIT, Inc	4,418
533,964	e	NewRiver REIT plc	2,244
113,521		Nexity	5,310
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,169		NexPoint Residential Trust, Inc	$2,863
284,582		Nieuwe Steen Investments NV	1,074
393		Nippon Accommodations Fund, Inc	1,721
347		Nippon Building Fund, Inc	1,924
900	e	Nippon Healthcare Investment Corp	1,365
1,255		Nippon ProLogis REIT, Inc	2,566
4,354	e	NIPPON REIT Investment Corp	10,615
615,144		Nomura Real Estate Holdings, Inc	10,439
4,709		Nomura Real Estate Master Fund, Inc	7,127
121,858		NorthStar Realty Europe Corp	1,532
554,594		NorthStar Realty Finance Corp	8,402
18,436		Northview Apartment Real Estate Investment Trust	276
145,694		NorthWest Healthcare Properties Real Estate Investment Trust	1,107
159,409	e	Norwegian Property ASA	184
207,800		NTT Urban Development Corp	1,832
96,906		Oberoi Realty Ltd	421
467,423		Omega Healthcare Investors, Inc	14,612
44,590	e	One Liberty Properties, Inc	1,120
138,400		Open House Co Ltd	3,284
2,372		Orix JREIT, Inc	3,743
781,900	e	OUE Hospitality Trust	356
559,474		Outfront Media, Inc	13,914
730,000		Overseas Chinese Town Asia Holdings Ltd	282
7,324,428		Palm Hills Developments SAE	1,252
449,087		Paramount Group, Inc	7,181
308,100		Parkway Life Real Estate Investment Trust	502
137,206	*	Parkway, Inc	3,053
1,082,709		Parque Arauco S.A.	2,472
35,876	*	Patrizia Immobilien AG.	595
826,800		Pavilion Real Estate Investment Trust	350
227,551		Pebblebrook Hotel Trust	6,770
148,533		Pennsylvania REIT	2,816
60,600		Perennial Real Estate Holdings Ltd	34
1,171,017		Phoenix Mills Ltd	6,472
595,653		Physicians Realty Trust	11,294
152,317		Piedmont Office Realty Trust, Inc	3,185
807,300		PLA Administradora Industrial S de RL de C.V.	1,017
720,100		Platinum Group PCL	145
1,815,817	*,e	Poly Hong Kong Investment Ltd	599
6,766,160		Polytec Asset Holdings Ltd	454
85,174		Potlatch Corp	3,547
3,832,000	e	Powerlong Real Estate Holdings Ltd	1,122
4,632,300		PP Properti Tbk PT	466
1,858,335		Precinct Properties New Zealand Ltd	1,548
77,844		Preferred Apartment Communities, Inc	1,161
1,191		Premier Investment Co	1,408
1,059,688	e	Primary Health Properties plc	1,453
2,345,826		Prince Housing & Development Corp	764
1,590,900		ProLogis Property Mexico S.A. de C.V.	2,279
1,954,728		Prologis, Inc	103,190
980,000	e	Prosperity REIT	386
105,945		PS Business Parks, Inc	12,345
40,231		PSP Swiss Property AG.	3,475
4,331,500	*	PT Agung Podomoro Land Tbk	68
10,759,500	*	PT Alam Sutera Realty Tbk	280
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,799,947		PT Bumi Serpong Damai	$1,011
14,044,263		PT Ciputra Development Tbk	1,387
11,361,869		PT Ciputra Property Tbk	590
2,876,883		PT Ciputra Surya Tbk	583
65,259,900	*	PT Hanson International Tbk	819
5,637,500		PT Intiland Development Tbk	209
113,088,430	*	PT Kawasan Industri Jababeka Tbk	2,446
522,100	*	PT Lippo Cikarang Tbk	195
108,529,548		PT Lippo Karawaci Tbk	5,776
23,472,000	*	PT Modernland Realty Tbk	595
45,350,000		PT Pakuwon Jati Tbk	1,892
10,309,900		PT Summarecon Agung Tbk	1,007
377,886		Public Storage, Inc	84,458
4,346,170	*	Puravankara Projects Ltd	2,800
406,329		Pure Industrial Real Estate Trust	1,692
1,471,710	*,e	Purplebricks Group plc	2,557
281,839		QTS Realty Trust, Inc	13,993
135,462	*	Quality Care Properties, Inc	2,100
16,573,422		Quality House PCL	1,192
692,433	*	Radium Life Tech Co Ltd	201
232,494		RAIT Investment Trust	781
1,050,002	*	RAK Properties PJSC	187
301,452		Ramco-Gershenson Properties	4,998
354,065		Rayonier, Inc	9,418
38,457		Re/Max Holdings, Inc	2,154
191,855	*	Realia Business S.A.	173
76,742	*,m	Realia Business S.A.	69
426,741		Realogy Holdings Corp	10,980
249,337		Realty Income Corp	14,332
934,829	e	Rebosis Property Fund Ltd	790
1,107,317		Redefine International plc	536
4,764,725		Redefine Properties Ltd	3,880
26,943,000		Regal Real Estate Investment Trust	7,151
434,329	e	Regency Centers Corp	29,947
412,868		Reit Ltd	1,138
9,900		Relo Holdings, Inc	1,409
13,707,250	*,e	Renhe Commercial Holdings Co Ltd	350
280,948		Resilient REIT Ltd	2,341
508,940		Retail Opportunities Investment Corp	10,754
440,870		Retail Properties of America, Inc	6,759
468,599		Rexford Industrial Realty, Inc	10,867
374,564		RioCan Real Estate Investment Trust	7,429
299,193		RLJ Lodging Trust	7,327
54,791		RMR Group, Inc	2,164
508,000		Road King Infrastructure	421
1,168,000		Robinsons Land Corp	611
363,500	*	Ronshine China Holdings Ltd	263
818,242	*	Ruentex Development Co Ltd	930
112,270	e	Ryman Hospitality Properties	7,074
4,917,908		S.A. Corporate Real Estate Fund Nominees Pty Ltd	2,012
509,840	e	Sabana Shari’ah Compliant Industrial REIT	134
248,289		Sabra Healthcare REIT, Inc	6,063
675,178		Safestore Holdings plc	2,912
900		Samty Residential Investment Corp	668
4,964,277		Sansiri PCL	230
35,021	e	Saul Centers, Inc	2,333
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
375,834		Savills plc	$3,251
1,745,200		SC Asset Corp PCL	166
7,417,714		Scentre Group	24,831
413,334		Schroder Real Estate Investment Trust Ltd	290
709,098		Segro plc	4,011
726		Sekisui House Reit, Inc	931
894		Sekisui House SI Residential Investment Corp	996
155,348	e	Select Income REIT	3,915
98,305		Selvaag Bolig ASA	455
260,483		Senior Housing Properties Trust	4,931
53,194	e	Seritage Growth Properties	2,272
551,251		Shaftesbury plc	6,172
207,300		Shanghai Erfangji Co Ltd	234
73,900	*	Shanghai Huili Building Materials Co Ltd	126
1,116,487		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,631
127,400		Shenzhen International Enterprise Co Ltd	84
14,988,566	e	Shenzhen Investment Ltd	5,988
212,600		Shenzhen SEG Co Ltd	136
1,699,261		Shimao Property Holdings Ltd	2,211
382,913	*	Shining Building Business Co Ltd	123
54,434		Shoei Co Ltd	483
1,780,827		Shopping Centres Australasia Property Group	2,836
19,893,500		Shui On Land Ltd	4,278
550		SIA Reit, Inc	1,863
388,516		Siam Future Development PCL	67
198,958	e	Silver Bay Realty Trust Corp	3,410
769,518		Simon Property Group, Inc	136,720
1,518,500	*	Singha Estate PCL	187
1,923,293		Sino Land Co	2,868
1,834,000	*,e	Sinolink Worldwide Holdings Ltd	207
12,808,820		Sino-Ocean Land Holdings Ltd	5,708
169,614		Sinyi Realty Co	169
171,071	*	Six of October Development & Investment	142
2,413		SK D&D Co Ltd	88
450,949		SL Green Realty Corp	48,500
8,325,290		SM Prime Holdings	4,740
59,766		Smart Real Estate Investment Trust	1,437
994,372		Sobha Developers Ltd	3,588
2,762,635	e	Soho China Ltd	1,356
1,861,300	e	Soilbuild Business Space REIT	823
55,400		Sonae Sierra Brasil S.A.	293
126,900		Sparkassen Immobilien AG.	1,334
1,454,800		SPH REIT	954
1,948,580		Spirit Realty Capital, Inc	21,162
631,219		Sponda Oyj	2,901
1,113,000	e	Spring Real Estate Investment Trust	461
425,415		ST Modwen Properties plc	1,600
108,863	*,e	St. Joe Co	2,068
233,861		STAG Industrial, Inc	5,582
567,261		Standard Life Investment Property Income Trust Ltd	605
2,746		Star Asia Investment Corp	2,294
2,200	e	Starts Proceed Investment Corp	2,844
3,563,137	e	Stockland Trust Group	11,771
585,947		STORE Capital Corp	14,479
12,883	*,e	Stratus Properties, Inc	422
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,540		Sumitomo Real Estate Sales Co Ltd	$1,316
281,377		Sumitomo Realty & Development Co Ltd	7,470
386,957		Sun Communities, Inc	29,645
132,000		Sun Frontier Fudousan Co Ltd	1,163
2,858,197		Sun Hung Kai Properties Ltd	35,992
2,326,522	e	Sunac China Holdings Ltd	1,928
2,033,000		Sunlight Real Estate Investment Trust	1,170
976,275		Sunstone Hotel Investors, Inc	14,888
1,989,198		Suntec Real Estate Investment Trust	2,264
1,807,594	*	Sunteck Realty Ltd	5,751
712,158		Sunway BHD	480
1,305,700		Sunway Real Estate Investment	501
370,000		Supalai PCL	258
783,693		Swire Pacific Ltd (Class A)	7,457
5,007,301	e	Swire Properties Ltd	13,785
70,154		Swiss Prime Site AG.	5,740
452,377		TAG Tegernsee Immobilien und Beteiligungs AG.	5,961
656,814		Taiwan Land Development Corp	207
1,139,200		Takara Leben Co Ltd	6,618
1,477	*	Takara Leben Infrastructure Fu	1,319
1,156,023		Talaat Moustafa Group	582
272,351		Tanger Factory Outlet Centers, Inc	9,745
258,725		Taubman Centers, Inc	19,128
268,257		Technopolis plc	882
30,416	*	Tejon Ranch Co	773
162,290		Terreno Realty Corp	4,624
332,000		Tian Shan Development Holding Ltd	136
298,880		Ticon Industrial Connection PCL (Foreign)	139
106,046		Tier REIT, Inc	1,844
165,061		TLG Immobilien AG.	3,107
52,600		TOC Co Ltd	419
351,800	e	Tokyo Tatemono Co Ltd	4,697
389,167		Tokyu Fudosan Holdings Corp	2,292
2,565		Tokyu REIT, Inc	3,250
511,369		Torunlar Gayrimenkul Yatirim Ortakligi AS	601
1,613,400		Tosei Corp	12,072
2,400	e	Tosei Reit Investment Corp	2,212
124,757	e	Tricon Capital Group, Inc	879
41,787	*,e	Trinity Place Holdings, Inc	387
2,607,686		Tritax Big Box REIT plc	4,483
646,900		Tropicana Corp BHD	144
207,531,700	*	U City PCL	174
301,048		UDR, Inc	10,982
1,342,000		UEM Land Holdings BHD	313
56,293		UMH Properties, Inc	847
152,570		Unibail-Rodamco	36,358
452,116	*	Union Properties PJSC	138
767,644		Unite Group plc	5,736
50,116,401	*	Unitech Ltd	2,959
285,720	*	United Development Co PSC	1,620
865		United Urban Investment Corp	1,320
699,400		Univentures PCL	122
26,348		Universal Health Realty Income Trust	1,728
1,113,948		UOA Development BHD	584
153,077		UOL Group Ltd	631
195,827		Urban Edge Properties	5,387
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,437		Urstadt Biddle Properties, Inc (Class A)	$1,771
59,090		Vastned Retail NV	2,293
769,039		Ventas, Inc	48,080
967,008		VEREIT, Inc	8,181
3,624,569		Vicinity Centres	7,816
11,992,700		Vista Land & Lifescapes, Inc	1,192
634,127	*,e	Viva Energy REIT	1,097
150,559		Vornado Realty Trust	15,714
1,650,883		Vukile Property Fund Ltd	2,245
233,934	e	Wallenstam AB	1,817
35,619		Warehouses De Pauw SCA	3,180
2,684,813		Washington Prime Group, Inc	27,949
159,250		Washington REIT	5,206
180,288	*,e	WCM Beteiligungs & Grundbesitz-AG.	494
122,255		Weingarten Realty Investors	4,375
851,761		Welltower, Inc	57,008
38,048		Wereldhave NV	1,711
1,950,239		Westfield Corp	13,186
1,648,804		Weyerhaeuser Co	49,613
5,416,235	*	WHA Corp PCL	447
4,219,475		Wharf Holdings Ltd	27,950
1,756,591	e	Wheelock & Co Ltd	9,858
136,782		Whitestone REIT	1,967
208,190		Wihlborgs Fastigheter AB	3,864
371,832	e	Wing Tai Holdings Ltd	407
300,496		Workspace Group plc	2,933
146,816		WP Carey, Inc	8,675
14,721		WPT Industrial Real Estate Investment Trust	175
261,109		Xenia Hotels & Resorts, Inc	5,071
35,500	e	Xinyuan Real Estate Co Ltd (ADR)	176
1,726,000		Yanlord Land Group Ltd	1,573
788,200	*	Ying Li International Real Estate Ltd	81
2,886,066	e	Yoma Strategic Holdings Ltd	1,162
650,100		YTL Hospitality REIT	158
3,297,000		Yuexiu Real Estate Investment Trust	1,737
32,670,912		Yuexiul Property Co Ltd	4,452
5,259,120		Yuzhou Properties Co	1,830
2,826,800	*	Zhong An Real Estate Ltd	233
		TOTAL REAL ESTATE	4,181,228

RETAILING - 4.0%
113,878	*	1-800-FLOWERS.COM, Inc (Class A)	1,219
258,360		Aaron’s, Inc	8,265
37,739		ABC-Mart, Inc	2,135
177,496	e	Abercrombie & Fitch Co (Class A)	2,130
122,500	*	Adastria Holdings Co Ltd	3,169
131,786		Advance Auto Parts, Inc	22,288
12,600		Alpen Co Ltd	226
1,274,723	*	Amazon.com, Inc	955,877
431,833		American Eagle Outfitters, Inc	6,551
16,546	*	America’s Car-Mart, Inc	724
163,598	*,e	AO World plc	366
32,500		AOKI Holdings, Inc	399
40,241		Aoyama Trading Co Ltd	1,398
86,600	*	Arc Land Sakamoto Co Ltd	1,003
12,800		Asahi Co Ltd	141
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,044	*	Asbury Automotive Group, Inc	$2,656
367,240	*	Ascena Retail Group, Inc	2,273
15,600		ASKUL Corp	533
265,153	*	ASOS plc	16,200
17,916	*,e	At Home Group, Inc	262
54,288		Autobacs Seven Co Ltd	815
22,296	e	AutoCanada, Inc	384
281,305	e	Automotive Holdings Group Ltd	801
165,538	*	Autonation, Inc	8,053
76,429	*	AutoZone, Inc	60,363
3,962,602		B&M European Value Retail S.A.	13,577
150,400	*	B2W Companhia Global Do Varejo	471
147,538	*	Barnes & Noble Education, Inc	1,692
287,423		Barnes & Noble, Inc	3,205
10		Beauty Community PCL (ADR)	0	^
1,428,000		Beauty Community PCL (Foreign)	467
462,021	e	Bed Bath & Beyond, Inc	18,777
42,400		Belluna Co Ltd	261
1,253,360		Berjaya Auto BHD	595
632,326		Best Buy Co, Inc	26,981
78,000		BIC CAMERA, Inc	713
68,146		Big 5 Sporting Goods Corp	1,182
95,259		Big Lots, Inc	4,783
152,670		Bilia AB	3,503
37,561		Blue Nile, Inc	1,526
995,198	*	boohoo.com plc	1,653
29,004	*,e	Boot Barn Holdings, Inc	363
537,000	*,e,m	Boshiwa International Holding	1
58,963	e	Buckle, Inc	1,344
27,226	*	Build-A-Bear Workshop, Inc	374
303,288	*	Burlington Stores, Inc	25,704
253,181		Burson Group Ltd	1,079
52,824	e	Byggmax Group AB	365
139,471	*	Cabela’s, Inc	8,166
227,722		Caleres, Inc	7,474
30,477	e	Camping World Holdings, Inc	993
71,323		Canadian Tire Corp Ltd	7,398
174,700		Canon Marketing Japan, Inc	2,933
638,213		Card Factory plc	1,990
550,190	*,e	Carmax, Inc	35,427
17,423	e	Cashbuild Ltd	436
81,202		Cato Corp (Class A)	2,443
571,743		Chico’s FAS, Inc	8,227
77,361	e	Children’s Place Retail Stores, Inc	7,810
366,000	e	China Animation Characters Co Ltd	158
2,352,000	*	China Beidahuang Industry Group Holdings Ltd	129
1,254,500	e	China Harmony New Energy Auto Holding Ltd	448
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	1,104
8,818,000	e	China ZhengTong Auto Services Holdings Ltd	2,559
13,500		Chiyoda Co Ltd	320
32,300		Chori Co Ltd	485
413,000	e	Chow Sang Sang Holding	765
130,800		Cia Hering	607
107,585		Citi Trends, Inc	2,027
23,336		CJ O Shopping Co Ltd	3,138
93,221		Clas Ohlson AB (B Shares)	1,370
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
388,000	*,e,g	Cogobuy Group	$583
490,900		Com7 PCL	179
27,437	*,e	Conn’s, Inc	347
36,401	*,e	Container Store Group, Inc	231
98,382		Core-Mark Holding Co, Inc	4,237
254,989		CST Brands, Inc	12,278
800,089	*	Ctrip.com International Ltd (ADR)	32,004
758,000	e	Dah Chong Hong Holdings Ltd	288
402,500		DCM Japan Holdings Co Ltd	3,572
941,204		Debenhams plc	665
32,010		Delek Automotive Systems Ltd	283
91,844	*	Destination XL Group, Inc	390
190,029	*,b,m	Dick Smith Holdings Ltd	1
210,095		Dick’s Sporting Goods, Inc	11,156
492,286		Dickson Concepts International Ltd	175
73,310		Dieteren S.A.	3,238
58,831	e	Dillard’s, Inc (Class A)	3,688
24,125		Dogus Otomotiv Servis ve Ticaret AS	60
869,429		Dollar General Corp	64,399
290,678	*	Dollar Tree, Inc	22,435
320,627		Dollarama, Inc	23,493
101,900		Don Quijote Co Ltd	3,761
17,500		Doshisha Co Ltd	314
145,017		DSW, Inc (Class A)	3,285
35,997	*	Dufry Group	4,481
20,738	*,e	Duluth Holdings, Inc	527
216,709		Dunelm Group plc	2,149
104,831	e,g	Dustin Group AB	736
65,283		EDION Corp	611
731,936	e	El Puerto de Liverpool SAB de C.V.	5,280
2,600,000	*	Empresas La Polar S.A.	113
2,169,200	*,e	Esprit Holdings Ltd	1,700
354,643	*	Etsy, Inc	4,178
128,540	g	Europris ASA	549
437,264		Expedia, Inc	49,533
293,857	*	Express Parent LLC	3,162
985,830		Far Eastern Department Stores Co Ltd	488
64,275		Fast Retailing Co Ltd	22,948
29,643	*	FF Group	599
190,891		Finish Line, Inc (Class A)	3,591
116,594	*,e	Five Below, Inc	4,659
492,767		Foot Locker, Inc	34,932
261,041		Foschini Ltd	3,014
180,750	*	Francesca’s Holdings Corp	3,259
72,387	e	Fred’s, Inc (Class A)	1,344
36,219	*	FTD Cos, Inc	863
16,100		Fuji Co Ltd	336
516,718	*	Future Enterprises Ltd	972
12,774	*,e	Gaia, Inc	111
484,781		GameStop Corp (Class A)	12,246
643,998	e	Gap, Inc	14,451
49,582	*	Genesco, Inc	3,079
312,926		Genuine Parts Co	29,897
173,800		Geo Corp	2,020
2,838,000		Giordano International Ltd	1,530
258,664	e	GNC Holdings, Inc	2,856
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
425,799	e	Golden Eagle Retail Group Ltd	$606
74,368		GOLFZONYUWONHOLDINGS Co Ltd	477
48,472,844	e	GOME Electrical Appliances Holdings Ltd	5,858
76,144		Greencross Ltd	376
85,268	e	Group 1 Automotive, Inc	6,646
27,970	*	Groupe Fnac	1,890
3,292,021	*,e	Groupon, Inc	10,930
190,227	*,e	Grupo Famsa SAB de C.V.	58
10,826		GS Home Shopping, Inc	1,539
129,132	e	Guess?, Inc	1,563
54,800	e	Gulliver International Co Ltd	302
649		GwangjuShinsegae Co Ltd	133
170,177		Halfords Group plc	769
238,725		Hankyu Department Stores, Inc	3,636
1,245,084		Harvey Norman Holdings Ltd	4,613
61,462		Haverty Furniture Cos, Inc	1,457
10,374,762	*	Hengdeli Holdings Ltd	1,492
625,794		Hennes & Mauritz AB (B Shares)	17,348
48,357	*,e	Hibbett Sports, Inc	1,804
17,000		Hikari Tsushin, Inc	1,583
7,088,559		Home Depot, Inc	950,434
24,101,994		Home Product Center PCL (Foreign)	6,850
6,491		Hornbach Baumarkt AG.	189
82,823		Hostelworld Group PLC	228
250,518		Hotai Motor Co Ltd	2,858
38,707	e	Hotel Shilla Co Ltd	1,539
130,218	e	HSN, Inc	4,466
62,289	e	Hudson’s Bay Co	612
16,043		Hyundai Department Store Co Ltd	1,448
5,525		Hyundai Home Shopping Network Corp	510
213,728		Imperial Holdings Ltd	2,828
811,379		Inchcape plc	7,012
2,436,196		Industria De Diseno Textil S.A.	82,991
12,887	*	Infibeam Incorporation Ltd	223
35,725		Interpark Corp	149
10,169		Interpark INT Corp	86
24,658,865	*,e,m	Intime Retail Group Co Ltd	22,273
250,228		Isetan Mitsukoshi Holdings Ltd	2,694
148,000		IT Ltd	59
33,700		Izumi Co Ltd	1,449
459,819		J Front Retailing Co Ltd	6,191
182,046		Jardine Cycle & Carriage Ltd	5,170
467,330		JB Hi-Fi Ltd	9,446
4,398,711	*,e	JC Penney Co, Inc	36,553
834,199		JD Sports Fashion plc	3,268
1,199,996	*,e	JD.com, Inc (ADR)	30,528
11,300	e	Jin Co Ltd	519
75,351		John Menzies plc	553
51,000		Joshin Denki Co Ltd	431
22,900		Joyful Honda Co Ltd	615
213,280		JUMBO S.A.	3,379
54,900	*	Jumei International Holding Ltd (ADR)	275
241,478		KappAhl Holding AB	1,336
34,087	e	Keiyo Co Ltd	163
64,291		Kering	14,421
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
867,175		Kingfisher plc	$3,736
65,000	*	Kintetsu Department Store Co Ltd	193
30,656	*,e	Kirkland’s, Inc	475
1,094,215	n	Kohl’s Corp	54,032
28,500	e	Kohnan Shoji Co Ltd	535
14,986		Kolao Holdings	99
99,200		Komeri Co Ltd	2,237
156,100	*,e	K’s Holdings Corp	2,729
368,534		L Brands, Inc	24,264
32,485	*,e	Lands’ End, Inc	492
28,000	*,e	Laox Co Ltd	171
116,863	*	LCI Industries, Inc	12,592
274,903	e	Lewis Group Ltd	845
4,517,119		Li & Fung Ltd	1,980
148,756	*	Liberty Expedia Holdings, Inc	5,901
2,001,497	*	Liberty Interactive Corp	39,990
332,591	*	Liberty TripAdvisor Holdings, Inc	5,005
189,349	*	Liberty Ventures	6,981
777,500	*	Lifestyle China Group Ltd	185
50,972		Lithia Motors, Inc (Class A)	4,936
687,772	*	LKQ Corp	21,080
158,024		Lojas Americanas S.A.	604
698,694		Lojas Americanas S.A.(Preference)	3,640
706,745		Lojas Renner S.A.	5,020
786,892		Lookers plc	1,137
26,214		LOTTE Himart Co Ltd	915
11,680		Lotte Shopping Co Ltd	2,142
1,733,787	n	Lowe’s Companies, Inc	123,307
301,000	e	Luk Fook Holdings International Ltd	784
54,824	*,e	Lumber Liquidators, Inc	863
1,313,586		Macy’s, Inc	47,040
7,000	*	Magazine Luiza S.A.	228
19,333	*	Maisons du Monde S.A.	510
120,954	*,e	MakeMyTrip Ltd	2,685
993,000	*,e	Maoye International Holdings Ltd	92
52,606	*	MarineMax, Inc	1,018
59,290	*	Marisa Lojas S.A.	109
9,524,231		Marks & Spencer Group plc	41,027
477,723		Marui Co Ltd	6,960
90,031		Matas A.S.	1,228
25,200	e	Matsuya Co Ltd	220
195,200		MBM Resources BHD	93
20,498		Mekonomen AB	386
164,563		Michael Hill International Ltd	150
499,645	*	Michaels Cos, Inc	10,218
61,151		Mobilezone Holding AG.	871
39,000		momo.com, Inc	234
67,291		Monro Muffler, Inc	3,849
258,526		Mr Price Group Ltd	2,999
221,420	*	Murphy USA, Inc	13,611
3,239,251	e	Myer Holdings Ltd	3,220
116,841	e	N Brown Group plc	320
1,171,197	*	NetFlix, Inc	144,994
866,643		New Carphone Warehouse plc	3,785
469,000	*	New World Department Store China Ltd	60
72,154		Next plc	4,426
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,100		Nishimatsuya Chain Co Ltd	$420
98,012		Nitori Co Ltd	11,175
85,400		Nojima Corp	917
576,012	e	Nordstrom, Inc	27,608
1,493	*	NS Shopping Co Ltd	190
162,696		Nutri/System, Inc	5,637
429,617	*,e	Ocado Ltd	1,398
2,323,995		Office Depot, Inc	10,504
43,725	*,e	Ollie’s Bargain Outlet Holdings, Inc	1,244
768,612	*,e,g	On the Beach Group plc	2,626
171,599	*	O’Reilly Automotive, Inc	47,775
30,509	*	Overstock.com, Inc	534
1,168,300		Padini Holdings BHD	664
9,600	e	Pal Co Ltd	228
122,300		Paltac Corp	2,884
15,000		Parco Co Ltd	132
985,500	e	Parkson Retail Group Ltd	108
57,766	*,e	Party City Holdco, Inc	820
141,680	e	PC Depot Corp	750
99,023	*	PC Jeweller Ltd	576
94,081		Penske Auto Group, Inc	4,877
41,379	e	PetMed Express, Inc	955
320,499		Pets at Home Group plc	944
292,030		Pier 1 Imports, Inc	2,494
6,605,500		Pou Sheng International Holdings Ltd	1,894
576,000	*,e	Powerwell Pacific Holdings Ltd	234
73,528		Poya Co Ltd	852
80,593		Premier Investments Ltd	838
139,053	*	Priceline.com, Inc	203,860
10,535,900		PT ACE Hardware Indonesia Tbk	653
5,111,023		PT Matahari Department Store Tbk	5,721
675,000	*	PT Mitra Adiperkasa Tbk	270
6,399,500	*	PT Multipolar Corp Tbk	162
9,018,400		PT Ramayana Lestari Sentosa Tbk	798
1,823,200		PTG Energy PCL	1,663
25,362,500	*	Qianhai Health Holdings Ltd	472
38,900	*,e	Qunar Cayman Islands Ltd (ADR)	1,172
1,195,523		Rakuten, Inc	11,714
815,672	e	RCG Corp Ltd	874
108,597	e	Rent-A-Center, Inc	1,222
82,963	*	Restoration Hardware Holdings, Inc	2,547
—	*,e	Restoration Hardware Holdings, Inc	0	^
87,400	e	Right On Co Ltd	751
1,603,767		Ripley Corp S.A.	956
332,300		Robinson Department Store PCL	588
917,408		Ross Stores, Inc	60,182
17,100		Ryohin Keikaku Co Ltd	3,347
460,443		SA SA International Holdings Ltd	182
2,367,704		SACI Falabella	18,734
376,584	*	Sally Beauty Holdings, Inc	9,949
42,100		Sanrio Co Ltd	793
22,387	*,e	Sears Holdings Corp	208
26,387	*	Sears Hometown and Outlet Stores, Inc	124
159,071	*	Select Comfort Corp	3,598
317,000		Senao International Co Ltd	514
23,300	e	Senshukai Co Ltd	141
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,967	*	Seobu Truck Terminal Co Ltd	$212
23,600	e	Seria Co Ltd	1,603
44,600		Shimachu Co Ltd	1,187
17,103		Shimamura Co Ltd	2,132
7,495		Shinsegae Co Ltd	1,091
2,331		Shinsegae International Co Ltd	128
30,452		Shoe Carnival, Inc	822
29,907		Shopper’s Stop Ltd	128
145,202	*	Shutterfly, Inc	7,286
957,970		Siam Global House PCL	483
1,327,000	*,e	Sichuan Xinhua Winshare Chainstore Co Ltd	1,235
136,943	e	Signet Jewelers Ltd	12,908
25,741	g	Sleep Country Canada Holdings, Inc	552
102,074		Sonic Automotive, Inc (Class A)	2,337
230,269	*,e	Sports Direct International plc	789
53,976	*,e	Sportsman’s Warehouse Holdings, Inc	507
9,512	*,g	SRP Groupe S.A.	214
52,255	e	Stage Stores, Inc	228
1,269,860		Staples, Inc	11,492
397,316		Start Today Co Ltd	6,844
70,330		Stein Mart, Inc	385
32,030	*,e	Stockmann Oyj Abp (B Share)	237
133,860		Super Cheap Auto Group Ltd	997
325,452	*	Super Group Ltd	915
60,875		SuperGroup plc	1,234
40,000	e	Syuppin Co Ltd	511
102,972		Tailored Brands, Inc	2,631
231,819		Takashimaya Co Ltd	1,908
67,140		Takkt AG.	1,517
1,721,890		Target Corp	124,372
32,500		Telepark Corp	528
7,122,099		Test-Rite International Co	4,442
359,031	e	Tiffany & Co	27,800
109,324	*	Tile Shop Holdings, Inc	2,137
177,983	*	Tilly’s, Inc	2,348
1,568,340		TJX Companies, Inc	117,829
19,897	*	Tokmanni Group Corp	178
67,900	e	Tokyo Derica Co Ltd	688
175,629		Tractor Supply Co	13,314
671,148		Trade Me Ltd	2,334
231,451	*	TripAdvisor, Inc	10,732
891,562		Truworths International Ltd	5,172
96,118	*	Tuesday Morning Corp	519
153,270	*	Ulta Salon Cosmetics & Fragrance, Inc	39,075
36,166		Uni-Select, Inc	794
18,799		United Arrows Ltd	518
872,966	*	Urban Outfitters, Inc	24,862
211,886		USS Co Ltd	3,366
7,024		Valora Holding AG.	1,995
5,723,134		Via Varejo S.A.	18,860
1,134,440	*	Vipshop Holdings Ltd (ADR)	12,490
108,079		Vita Group Ltd	251
51,578	*,e	Vitamin Shoppe, Inc	1,225
125,700		VT Holdings Co Ltd	619
42,712	e	Warehouse Group Ltd	85
98,458	*,e	Wayfair, Inc	3,451
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,125		Webjet Ltd	$589
73,736	*	West Marine, Inc	772
227,802		WH Smith plc	4,365
124,845	e	Williams-Sonoma, Inc	6,041
5,472		Winmark Corp	690
1,162,632		Woolworths Holdings Ltd	6,016
20,800		Xebio Co Ltd	321
318,867	g	XXL ASA	3,618
660,685	e	Yamada Denki Co Ltd	3,557
277,719	*,e	Yatra Online, Inc	2,555
20,900		Yellow Hat Ltd	451
136,326	*,e	Yoox S.p.A	3,855
88,668	*,e,g	Zalando SE	3,378
584,523		Zhongsheng Group Holdings Ltd	521
4,784	*	zooplus AG.	611
38,513	*,e	Zumiez, Inc	842
		TOTAL RETAILING	4,573,711

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
252,250	*,e	Acacia Communications, Inc	15,576
157,615		A-DATA Technology Co Ltd	256
172,541	*	Advanced Energy Industries, Inc	9,447
10,384,909	*	Advanced Micro Devices, Inc	117,765
61,943,968		Advanced Semiconductor Engineering, Inc	63,151
1,651,538		Advanced Semiconductor Engineering, Inc (ADR)	8,324
118,000		Advanced Wireless Semiconductor Co	186
305,100		Advantest Corp	5,120
86,989	*,e	Aixtron AG.	283
160,920	*	Alpha & Omega Semiconductor Ltd	3,423
195,378	*,e	Ambarella, Inc	10,576
306,215	*	Amkor Technology, Inc	3,231
56,465	e	ams AG.	1,600
966,591		Analog Devices, Inc	70,194
7,304,633		Applied Materials, Inc	235,721
224,095	*	Applied Micro Circuits Corp	1,849
198,738		Ardentec Corp	147
18,633	*	Asia Pacific Systems, Inc	459
68,289		ASM International NV	3,062
318,304	e	ASM Pacific Technology	3,366
21,000		ASMedia Technology, Inc	175
636,962		ASML Holding NV	71,385
64,000		ASPEED Technology, Inc	931
183,879	*	Atto Co Ltd	1,023
63,314	*	Axcelis Technologies, Inc	921
157,803		BE Semiconductor Industries NV	5,249
1,432,885		Broadcom Ltd	253,291
201,058		Brooks Automation, Inc	3,432
48,429		Cabot Microelectronics Corp	3,059
147,053	*	Cavium, Inc	9,182
54,425	*	Ceva, Inc	1,826
986,000		China Electronics Corp Holdings Co Ltd	197
11,538	*,e,m	China Energy Savings Technology, Inc	0
468,000		Chipbond Technology Corp	667
644,000		ChipMOS Technologies, Inc	463
260,067	*	Cirrus Logic, Inc	14,704
74,641		Cohu, Inc	1,038
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
175,462	*	Cree, Inc	$4,630
771,687	e	Cypress Semiconductor Corp	8,828
97,223		Dainippon Screen Manufacturing Co Ltd	6,009
71,549	*	Dialog Semiconductor plc	3,006
79,916	*	Diodes, Inc	2,051
72,372		Disco Corp	8,750
28,060	*	Dongbu HiTek Co Ltd	369
77,495	*	DSP Group, Inc	1,011
401,000		Elan Microelectronics Corp	430
727,080		Elite Advanced Laser Corp	2,904
223,000		Elite Semiconductor Memory Technology, Inc	229
65,571		eMemory Technology, Inc	798
317,226	*	Entegris, Inc	5,678
7,674		Eo Technics Co Ltd	569
880,000	*	Epistar Corp	628
448,167	*	E-Ton Solar Tech Co Ltd	127
12,242		Eugene Technology Co Ltd	180
390,000		Everlight Electronics Co Ltd	557
81,359	*	Exar Corp	877
234,060		Faraday Technology Corp	219
174,071	*,e	First Solar, Inc	5,586
178,000		Forhouse Corp	70
197,398	*	Formfactor, Inc	2,211
346,000		Formosa Advanced Technologies Co Ltd	252
14,014,308	*,e	GCL Poly Energy Holdings Ltd	1,674
21,766	*	GemVax & Kael Co Ltd	262
27,686		Giga Solar Materials Corp	327
348,986	*	Gigastorage Corp	264
141,400	*	GigOptix, Inc	356
361,273	*	Gintech Energy Corp	216
95,000		Global Unichip Corp	230
127,000		Globalwafers Co Ltd	448
241,000		Globetronics Technology BHD	187
1,005,000		Greatek Electronics, Inc	1,213
224,561	*	Green Energy Technology, Inc	111
12,960	*	G-SMATT GLOBAL Co Ltd	156
1,219,000		Hana Microelectronics PCL (Foreign)	1,342
58,405		Hanmi Semiconductor Co Ltd	745
13,437	*	Hansol LCD, Inc	171
48,000		Holtek Semiconductor, Inc	73
867,000	g	Hua Hong Semiconductor Ltd	965
695,435		Hynix Semiconductor, Inc	25,589
214,310	*	Imagination Technologies Group plc	666
11,923	*,e	Impinj, Inc	421
2,063,471		Infineon Technologies AG.	35,693
644,288	*	Inphi Corp	28,748
474,987	*	Integrated Device Technology, Inc	11,191
11,066,171		Intel Corp	401,370
289,181		Intersil Corp (Class A)	6,449
112,207		IXYS Corp	1,335
37,900	*,e	JA Solar Holdings Co Ltd (ADR)	180
51,600		Japan Material Co Ltd	795
22,000	*,e	JinkoSolar Holding Co Ltd (ADR)	335
33,976	*	Jusung Engineering Co Ltd	290
88,464		KC Tech Co Ltd	1,176
842,000		King Yuan Electronics Co Ltd	656
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
258,000		Kinsus Interconnect Technology Corp	$567
391,826		Kla-Tencor Corp	30,829
9,946		Koh Young Technology, Inc	372
180,865	*	Kopin Corp	514
12,000		L&F Co Ltd	148
1,225,778		Lam Research Corp	129,602
44,800		Land Mark Optoelectronics Corp	370
10,775,000	*	Landing International Development	138
16,100		Lasertec Corp	314
259,494	*	Lattice Semiconductor Corp	1,910
8,943		LEENO Industrial Inc	321
288,726		Lextar Electronics Corp	118
535,674		Linear Technology Corp	33,399
19,048		Lite-On Semiconductor Corp	14
50,633	*,e	MA-COM Technology Solutions	2,343
257,500		Malaysian Pacific Industries BHD	425
7,563	*,e	Manz Automation AG.	264
1,676,551		Marvell Technology Group Ltd	23,254
1,127,146		Maxim Integrated Products, Inc	43,474
240,857	*,e	MaxLinear, Inc	5,251
3,335,894		MediaTek, Inc	22,286
21,000	e	Megachips Corp	464
44,365		Melexis NV	2,968
180,117	*,e	Mellanox Technologies Ltd	7,367
353,998	*,e	Meyer Burger Technology AG.	232
521,906	e	Microchip Technology, Inc	33,480
5,065,727	*	Micron Technology, Inc	111,041
27,300		Micronics Japan Co Ltd	269
471,976	*,e	Microsemi Corp	25,473
47,400		Mimasu Semiconductor Industry Co Ltd	671
57,200		Mitsui High-Tec, Inc	407
125,182		MKS Instruments, Inc	7,436
125,794		Monolithic Power Systems, Inc	10,306
366,000	*	Motech Industries, Inc	319
92,872	*	Nanometrics, Inc	2,327
759,000		Nanya Technology Corp	1,129
799,324	*	Neo Solar Power Corp	373
104,951	*	NeoPhotonics Corp Ltd	1,135
95,522	*,e	Nordic Semiconductor ASA	387
634,752		Novatek Microelectronics Corp Ltd	2,086
13,900	e	Nuflare Technology, Inc	843
10,759		NVE Corp	769
2,299,559	e	Nvidia Corp	245,455
449,990	*	NXP Semiconductors NV	44,104
2,345,844	*	ON Semiconductor Corp	29,933
28,000		On-Bright Electronics, Inc	191
268,000	*	Orient Semiconductor Electronics Ltd	94
149,127		Orise Technology Co Ltd	162
59,401		Parade Technologies Ltd	582
65,851	*	PDF Solutions, Inc	1,485
189,895		Phison Electronics Corp	1,493
182,235	*	Photronics, Inc	2,059
75,613		Pixart Imaging, Inc	156
116,577		Power Integrations, Inc	7,910
3,257,397		Powertech Technology, Inc	8,741
326,951	*	Qorvo, Inc	17,240
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,971,293		Qualcomm, Inc	$258,928
853,000		Radiant Opto-Electronics Corp	1,475
233,946	*	Rambus, Inc	3,221
912,333		Realtek Semiconductor Corp	2,881
1,622,247	*,e	REC Silicon ASA	214
150,791		Rohm Co Ltd	8,651
62,343	*	Rudolph Technologies, Inc	1,456
161,992		Samsung Electronics Co Ltd	241,095
28,987		Samsung Electronics Co Ltd (Preference)	34,322
100,000	*	Sanken Electric Co Ltd	436
3,079,547	*,e	Semiconductor Manufacturing International Corp	4,814
264,001	*	Semtech Corp	8,329
33,892		Seoul Semiconductor Co Ltd	436
218,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	164
64,000		Shindengen Electric Manufacturing Co Ltd	237
280,000	*	Shinkawa Ltd	1,950
428,300		Shinko Electric Industries	2,885
29,000		ShunSin Technology Holding Ltd	91
67,974	*	Sigma Designs, Inc	408
127,000		Sigurd Microelectronics Corp	92
47,934		Silergy Corp	671
137,843	*	Silicon Laboratories, Inc	8,960
247,788		Silicon Motion Technology Corp (ADR)	10,526
49,831		Silicon Works Co Ltd	1,144
2,370,807		Siliconware Precision Industries Co	3,517
70,921	*	Siltronic AG.	3,280
515,000		Sino-American Silicon Products, Inc	531
583,000		Sitronix Technology Corp	1,848
604,324		Skyworks Solutions, Inc	45,119
83,071	e	SMA Solar Technology AG.	2,190
38,620	*	SOITEC	60
1,344,085		STMicroelectronics NV	15,234
56,651	*	STS Semiconductor & Telecommunications	118
1,516,900	e	Sumco Corp	19,502
127,157	*,e	SunPower Corp	841
5,309,600		SVI PCL (Foreign)	755
119,000		Taiwan Semiconductor Co Ltd	130
46,813,196		Taiwan Semiconductor Manufacturing Co Ltd	262,213
786,288		Taiwan Surface Mounting Technology Co Ltd	643
406,551		Teradyne, Inc	10,326
12,865	*	TES Co Ltd	284
240,448		Tessera Holding Corp	10,628
1,982,222		Texas Instruments, Inc	144,643
4,571		Tokai Carbon Korea Co Ltd	122
284,940		Tokyo Electron Ltd	26,798
46,600		Tokyo Seimitsu Co Ltd	1,378
567,511		Topco Scientific Co Ltd	1,482
14,831		Toptec Co Ltd	283
67,623	*	Tower Semiconductor Ltd	1,285
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
19,029		U-Blox AG.	3,569
14,400		UKC Holdings Corp	258
78,673	*	Ultra Clean Holdings	763
45,917	*	Ultratech, Inc	1,101
103,600		Ulvac, Inc	3,163
1,646,000		Unisem M BHD	866
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,134,871		United Microelectronics Corp	$4,274
3,231,228		Vanguard International Semiconductor Corp	5,599
114,505	*	Veeco Instruments, Inc	3,338
211,707	*	Versum Materials, Inc	5,943
158,068		Visual Photonics Epitaxy Co Ltd	242
316,503		Win Semiconductors Corp	888
2,028,000		Winbond Electronics Corp	624
20,386	*	WONIK IPS Co Ltd	441
110,150	*	Xcerra Corp	842
1,131,249		Xilinx, Inc	68,293
140,000		XinTec, Inc	141
4,346,000	e	Xinyi Solar Holdings Ltd	1,407
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,614,232

SOFTWARE & SERVICES - 9.6%
88,100	*,e	21Vianet Group, Inc (ADR)	618
77,828	*	2U, Inc	2,347
112,600	*,e	58.COM, Inc (ADR)	3,153
599,084	*	A10 Networks, Inc	4,978
2,075,132		Accenture plc	243,060
247,127	*	ACI Worldwide, Inc	4,485
133,966	*,e	Aconex Ltd	490
1,838,362		Activision Blizzard, Inc	66,383
118,195	*	Actua Corp	1,655
168,910	*	Acxiom Corp	4,527
513		Addcn Technology Co Ltd	3
1,985,622	*	Adobe Systems, Inc	204,420
2,348,000	*,e	AGTech Holdings Ltd	429
5,455		Ahnlab, Inc	260
281,146	*	Akamai Technologies, Inc	18,747
34,145	*,e	Alarm.com Holdings, Inc	950
2,275,741	*	Alibaba Group Holding Ltd (ADR)	199,833
43,419	*,e	ALJ Regional Holdings, Inc	191
150,743		Alliance Data Systems Corp	34,445
249,787		Alpha Systems, Inc	3,977
918,457	*	Alphabet, Inc (Class A)	727,831
1,103,578	*	Alphabet, Inc (Class C)	851,764
61,540		Alten	4,321
102,120	e	Altium Ltd	595
377,210		Altran Technologies S.A.	5,505
727,541		Amadeus IT Holding S.A.	32,997
94,510	*	Amber Road, Inc	858
759,722		Amdocs Ltd	44,254
58,547		American Software, Inc (Class A)	605
84,892	*,e	Angie’s List, Inc	699
139,765	*	Ansys, Inc	12,927
19,465	*,e	Appfolio, Inc	464
12,735	*,e	Apptio, Inc	236
341,290	*	Aspen Technology, Inc	18,662
175,681		Asseco Poland S.A.	2,264
31,000	e	Ateam, Inc	609
30,051	*	Atlassian Corp plc	724
275,744		Atos Origin S.A.	29,063
1,645,844	g	Auto Trader Group plc	8,275
56,556	*	Autobytel, Inc	761
593,539	*	Autodesk, Inc	43,928
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,113,018		Automatic Data Processing, Inc	$114,396
54,675		Aveva Group plc	1,268
14,467		Axway Software S.A.	466
612,013	*	Baidu, Inc (ADR)	100,621
166,215	*	Bankrate, Inc	1,837
19,300	*,e	Baozun, Inc (ADR)	233
113,606	*	Barracuda Networks, Inc	2,435
417,183	*	Bazaarvoice, Inc	2,023
32,614		Bechtle AG.	3,391
27,008	*,e	Benefitfocus, Inc	802
25,700	*,e	Bitauto Holdings Ltd (ADR)	487
43,022	*,e	Black Knight Financial Services, Inc	1,626
101,475		Blackbaud, Inc	6,494
119,911	*	Blackhawk Network Holdings, Inc	4,518
17,110	*	Blackline, Inc	473
83,553	*	Blucora, Inc	1,232
688,579		Booz Allen Hamilton Holding Co	24,837
107,576	*	Bottomline Technologies, Inc	2,692
182,993	*	Box, Inc	2,536
999,000	*,e	Boyaa Interactive International Ltd	455
114,718	*	Brightcove, Inc	923
40,000		Broadleaf Co Ltd	216
271,577		Broadridge Financial Solutions, Inc	18,006
63,003	*,e	BroadSoft, Inc	2,599
30,900		Brogent Technologies, Inc	200
1,503,453		CA, Inc	47,765
70,000		CAC Holdings Corp	529
55,175	*	CACI International, Inc (Class A)	6,858
476,902	*	Cadence Design Systems, Inc	12,027
160,709	*	Callidus Software, Inc	2,700
13,207	e	Cancom SE	626
319,848		Cap Gemini S.A.	26,947
52,586		Capcom Co Ltd	1,234
74,035	*	Carbonite, Inc	1,214
97,281	*	Cardtronics plc	5,309
67,641	*	Care.com, Inc	580
320,564		carsales.com Ltd	2,619
22,832		Cass Information Systems, Inc	1,680
42,908	*,e	Catena Media plc	412
98,234	*	CD Projekt Red S.A.	1,225
308,302		CDK Global, Inc	18,403
12,082	*,m	Cegid Group S.A.	0
173,626	*	CGI Group, Inc	8,333
10,900	*	Changyou.com Ltd (ADR)	231
52,000	*	Chanjet Information Technology Co Ltd	64
119,474	*	ChannelAdvisor Corp	1,714
246,087	*	Check Point Software Technologies	20,785
25,900	*,e	Cheetah Mobile, Inc (ADR)	248
620,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	127
1,664,000	*	Chinasoft International Ltd	778
1,424,232		Cielo S.A.	12,179
171,029	*,e	Cimpress NV	15,668
427,237	*	Citrix Systems, Inc	38,157
1,300,661	*	Cognizant Technology Solutions Corp (Class A)	72,876
106,000	e	COLOPL, Inc	896
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,589	*	Com2uSCorp	$619
97,280	*	CommerceHub, Inc	1,462
40,162	*	CommerceHub, Inc (Series A)	603
180,257	*	Commvault Systems, Inc	9,265
145,846		Computer Modelling Group Ltd	990
491,546	e	Computer Sciences Corp	29,208
557,511		Computershare Ltd	5,002
125,804	*,e	comScore, Inc	3,973
41,964		Constellation Software, Inc	19,069
245,775		Convergys Corp	6,036
62,900	e	COOKPAD, Inc	576
198,648	*	Cornerstone OnDemand, Inc	8,405
64,797	*	CoStar Group, Inc	12,214
15,032	*,e	Coupa Software, Inc	376
61,900	e	CROOZ, Inc	1,451
69,149		CSG Systems International, Inc	3,347
612,099		CSRA, Inc	19,489
250,515	*	CyberArk Software Ltd	11,398
106,679		Cyient Ltd	792
24,306		Daou Technology, Inc	361
160,661		Dassault Systemes S.A.	12,229
66,332	*	Datalink Corp	747
501,400		Datasonic Group BHD	135
1,223,133	*	Dell Technologies, Inc-VMware Inc	67,236
200,200		Dena Co Ltd	4,375
76,511	*	Descartes Systems Group, Inc	1,631
10,782		Devoteam S.A.	653
3,709	*	Devsisters Co Ltd	46
91,301	e	DH Corp	1,515
341,868	*	DHI Group, Inc	2,137
20,462	*,e	Digimarc Corp	614
28,600		Digital Garage, Inc	492
60,700		Dip Corp	1,251
7,852	*	DoubleUGames Co Ltd	259
109,398		DST Systems, Inc	11,722
63,200		DTS Corp	1,344
17,592		DuzonBIzon Co Ltd	312
710,891	e	EarthLink Holdings Corp	4,009
3,045,546	*	eBay, Inc	90,422
53,572	e	Ebix, Inc	3,056
30,270		eClerx Services Ltd	624
86,030		Econocom Group	1,261
1,246,207	*	Electronic Arts, Inc	98,151
99,811	*	Ellie Mae, Inc	8,352
96,062		Ementor ASA	884
128,359	*,e	Endurance International Group Holdings, Inc	1,194
59,693	*,e	EnerNOC, Inc	358
15,152	e	Enghouse Systems Ltd	631
89,528	*	Envestnet, Inc	3,156
111,450		EOH Holdings Ltd	1,328
132,589	*	EPAM Systems, Inc	8,527
325,657	g	Equiniti Group plc	783
107,275	*	Euronet Worldwide, Inc	7,770
14,532	*,e	Everbridge, Inc	268
480,966		EVERTEC, Inc	8,537
35,898	*,e	EXA Corp	551
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,858	*	ExlService Holdings, Inc	$6,752
39,100		F@N Communications, Inc	247
7,623,834	*	Facebook, Inc	877,122
106,890		Fair Isaac Corp	12,743
250,300	*,e	Fang Holdings Ltd (ADR)	821
556,500	e,g	Feiyu Technology International Co Ltd	82
4,100	*,e	FFRI, Inc	140
852,225		Fidelity National Information Services, Inc	64,462
252,384	*	FireEye, Inc	3,003
361,395	*	First American Corp	13,310
1,009,922	*	First Data Corp	14,331
525,535	*	Fiserv, Inc	55,854
192,035	*	Five9, Inc	2,725
349,338	*	FleetCor Technologies, Inc	49,438
17,890		Formula Systems 1985 Ltd	725
22,196		Forrester Research, Inc	953
821,614	*	Fortinet, Inc	24,747
65,603		F-Secure Oyj	240
20,500		FUJI SOFT, Inc	486
139,800		Fujitsu Broad Solution & Consulting, Inc	1,218
6,412,592		Fujitsu Ltd	35,510
33,600		Fukui Computer Holdings, Inc	837
60,000		Future Architect, Inc	372
13,489	*	GameHi Co Ltd	95
4,369	*	Gamevil, Inc	176
193,096	*	Gartner, Inc	19,516
560,431	*	Genpact Ltd	13,641
12,552		GFT Technologies AG.	270
185,820	*	Gigamon, Inc	8,464
122,884	*	Global Dominion Access S.A.	405
406,863		Global Payments, Inc	28,240
16,615	*	Global Sources Ltd	147
55,551	*,e	Globant S.A.	1,853
220,133	*,e	Glu Mobile, Inc	427
86,100		GMO internet, Inc	1,095
26,500	e	GMO Payment Gateway, Inc	1,175
232,609	*	Gocompare.Com Group plc	204
107,273	*	GoDaddy, Inc	3,749
122,171	*,e	Gogo, Inc	1,126
7,910		Golfzon co Ltd	427
23,900		Gourmet Navigator, Inc	474
81,250	*,e	Gravity Co Ltd (ADR)	861
193,900		Gree, Inc	1,019
643,361	*	GrubHub, Inc	24,203
15,553	*	G-treeBNT Co Ltd	214
56,160	*	GTT Communications, Inc	1,615
56,950	*	Guidance Software, Inc	403
220,654	*	Guidewire Software, Inc	10,885
1,746,600	e	GungHo Online Entertainment Inc	3,711
14,462		Haansoft, Inc	198
219,002		Hackett Group, Inc	3,868
343,023		Hansen Technologies Ltd	969
480,000	*,e	HC International, Inc	351
871,948		HCL Technologies Ltd	10,617
13,300	e	Hearts United Group Co Ltd	192
80,521		Hexaware Technologies Ltd	245
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,707,000	*,e	Hi Sun Technology China Ltd	$260
88,985	*,e	Hortonworks, Inc	739
63,243	*	HubSpot, Inc	2,972
861,796	*	IAC/InterActiveCorp	55,836
784,000		IGG, Inc	525
121,432	*	Imperva, Inc	4,663
91,180	*,e	Indra Sistemas S.A.	997
596,700		Ines Corp	6,204
106,010		Info Edge India Ltd	1,396
17,700		Infocom Corp	250
1,510,000	e	Infomart Corp	8,812
71,166	*	Information Services Group, Inc	259
8,600		Information Services International-Dentsu Ltd	132
2,897,509		Infosys Technologies Ltd	43,006
64,095	*,e	Instructure, Inc	1,253
1,768,057		International Business Machines Corp	293,480
48,000		International Games System Co Ltd	295
24,500		Internet Initiative Japan, Inc	369
106,562	*	InterXion Holding NV	3,737
345,555	*	Intralinks Holdings, Inc	4,672
1,225,285		Intuit, Inc	140,430
104,396		iomart Group plc	392
363,945		Iress Market Technology Ltd	3,110
182,129	e	iSentia Group Ltd	376
31,100	*,e	Istyle, Inc	220
177,960		IT Holdings Corp	3,804
186,100		Itochu Techno-Science Corp	4,830
100,268	e	j2 Global, Inc	8,202
111,375		Jack Henry & Associates, Inc	9,888
5,569	*	JCEntertainment Corp	94
2,300	*,e	JIG-SAW, Inc	121
121,404	*	Jive Software, Inc	528
31,085	*	Just Dial Ltd	155
798,641	*	Just Eat plc	5,739
29,000		Justsystems Corp	280
117,326		Kainos Group plc	296
111,420		Kakaku.com, Inc	1,841
31,637	e	Kakao Corp	2,013
31,200		Kanematsu Electronics Ltd	669
9,483		KCP Co Ltd	100
74,674		Kginicis Co Ltd	746
310,678	*	Kinaxis, Inc	14,462
1,590,000	*,e	Kingdee International Software Group Co Ltd	596
997,061		Kingsoft Corp Ltd	2,035
100,000	*,e	KLab, Inc	565
216,968		Konami Corp	8,756
28,000	*	KongZhong Corp (ADR)	194
11,919	*	Korea Information & Communications Co Ltd	104
1,369		Korea Information Certificate Authority, Inc	6
350,812		KPIT Cummins Infosystems Ltd	692
13,649	*	KT Hitel Co Ltd	74
560,080		Leidos Holdings, Inc	28,643
262,325	*	Limelight Networks, Inc	661
30,900	*,e	LINE Corp	1,055
607,162		Link Administration Holdings Ltd	3,310
82,967		Linx S.A.	442
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,950	*	Lionbridge Technologies	$690
111,689	*	Liquidity Services, Inc	1,089
230,810	*	Liveperson, Inc	1,743
73,965	e	LogMeIn, Inc	7,141
11,338	*,e	Majesco	69
326,690	*	Manhattan Associates, Inc	17,324
53,152		Mantech International Corp (Class A)	2,246
82,086	*	Marchex, Inc (Class B)	218
108,200	e	Marvelous AQL, Inc	715
3,713,773		MasterCard, Inc (Class A)	383,447
53,747	*,e	Match Group, Inc	919
71,966		Matrix IT Ltd	574
31,528	*,e	Mattersight Corp	117
151,039		MAXIMUS, Inc	8,426
89,357	*	MeetMe, Inc	441
406,519		Mentor Graphics Corp	14,996
433,264		Micro Focus International plc	11,636
24,626,953		Microsoft Corp	1,530,319
170,817	*	MicroStrategy, Inc (Class A)	33,719
32,460	*,e	MINDBODY, Inc	691
171,518		MindTree Ltd	1,317
13,100		Miroku Jyoho Service Co Ltd	201
62,408	*,e	Mitek Systems, Inc	384
5,700		Mitsubishi Research Institute, Inc	160
100,060	e	Mixi Inc	3,646
89,664	*	MobileIron, Inc	336
471,682	*,e	Mobileye NV	17,981
44,574	*	Model N, Inc	394
67,394	*	MoneyGram International, Inc	796
1,440,176		Moneysupermarket.com Group plc	5,216
179,492		Monotype Imaging Holdings, Inc	3,563
4,300	*,e	Morpho, Inc	195
122,889		Mphasis Ltd	1,022
120,300		MTI Ltd	746
8,701,050		My EG Services BHD	2,923
598,872		MYOB Ltd	1,577
69,570	*,e	Myriad Group AG.	165
852,000	*,e	National Agricultural Holdings Ltd	198
28,802		Naver Corp	18,444
14,152		NCI, Inc (Class A)	197
34,046		NCsoft	6,964
17,900		NEC Networks & System Integration Corp	323
49,252		Nemetschek AG.	2,864
12,996	*	Neowiz Games Corp	122
259,200		NET One Systems Co Ltd	1,656
158,000	e	NetDragon Websoft, Inc	436
181,600		Netease.com (ADR)	39,106
149,992		NetEnt AB	1,154
115,427	*	NeuStar, Inc (Class A)	3,855
46,862	*,e	New Relic, Inc	1,324
155,164		Nexon Co Ltd	2,242
242,366	e	NEXTDC Ltd	635
12,271	*	NHN Entertainment Corp	511
270,767		NIC, Inc	6,471
5,361		Nice Information & Telecommunication, Inc	146
74,197		Nice Systems Ltd	5,091
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
258,700		Nihon Unisys Ltd	$3,247
52,941		NIIT Technologies Ltd	331
207,119		Nintendo Co Ltd	43,055
30,900		Nippon System Development Co Ltd	485
103,084		Nomura Research Institute Ltd	3,133
71,400	*,e	NQ Mobile, Inc (ADR)	230
71,200	*	NS Solutions Corp	1,278
147,827		NTT Data Corp	7,142
656,926	*	Nuance Communications, Inc	9,788
31,352	*	Numerex Corp	232
325,004	*,e	Nutanix, Inc	8,632
7,900		OBIC Business Consultants Ltd	340
65,300		Obic Co Ltd	2,848
336,651		Open Text Corp	20,791
94,664	e	Opera Software ASA	409
459,320	*	Optimal Payments plc	2,098
11,901,091		Oracle Corp	457,597
27,249		Oracle Corp Japan	1,371
20,195		Otsuka Corp	942
253,000	*,e	Ourgame International Holdings Ltd	103
413,700		Pacific Online	107
746,964	*,e	Pandora Media, Inc	9,740
31,445	*,e	Park City Group, Inc	399
747,633		Paychex, Inc	45,516
95,027	*,e	Paycom Software, Inc	4,323
45,388	*,e	Paylocity Holding Corp	1,362
5,333,942	*	PayPal Holdings, Inc	210,531
84,938		PC Home Online	743
263,000	e	PCA Corp	3,174
166,699	e	Pegasystems, Inc	6,001
104,765	*	Perficient, Inc	1,832
61,084		Persistent Systems Ltd	555
62,594	*	PFSweb, Inc	532
37,400	*	Phoenix New Media Ltd (ADR)	117
96,021	*,e	Planet Payment, Inc	392
417,248		Playtech Ltd	4,245
49,931	*	POSDATA Co Ltd	238
255,365		Progress Software Corp	8,154
218,815	*,e	Proofpoint, Inc	15,459
65,486	*	PROS Holdings, Inc	1,409
480,368	*	PTC, Inc	22,227
54,820	*	Q2 Holdings, Inc	1,582
28,853		QAD, Inc (Class A)	877
142,373	*	Qualys, Inc	4,506
91,950	*	QuinStreet, Inc	346
159,485	*,e	Quotient Technology, Inc	1,714
41,863	*,e	Rapid7, Inc	509
55,354	*,e	RealNetworks, Inc	269
239,621	*	RealPage, Inc	7,189
431,400	*	Red Hat, Inc	30,069
160,742		Redcentric plc	180
31,850		Reis, Inc	709
76,400	*,e	RENREN,Inc (ADR)	121
3,160,000	*	Rentian Technology Holdings Ltd	220
3,597		Reply S.p.A.	447
152,439	*	RetailMeNot, Inc	1,418
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,686	e	RIB Software AG.	$875
214,426		Rightmove plc	10,300
24,042	*	Rightside Group Ltd	199
360,135	*	RingCentral, Inc	7,419
43,188	*,e	Rosetta Stone, Inc	385
312,201	*	Rubicon Project, Inc	2,317
411,544	e	Sabre Corp	10,268
112,566	e	SafeCharge International Group Ltd	286
1,723,470		Sage Group plc	13,893
40,584		Saipens International Corp NV	581
4,165,885	*	salesforce.com, Inc	285,196
900,200		Samart Corp PCL	314
36,217		Samsung SDS Co Ltd	4,175
911,975		SAP AG.	78,890
56,159		Sapiens International Corp NV	805
148,228		Science Applications International Corp	12,570
467,125	*,g	Scout24 AG.	16,649
11,289	*	SecureWorks Corp	120
1,347,315	*	ServiceNow, Inc	100,159
153,043	*	ServiceSource International LLC	869
209,460		Shanghai Baosight Software Co Ltd	329
89,016	*	Shopify, Inc	3,825
81,739	*	Shutterstock, Inc	3,884
80,537	*	Silver Spring Networks, Inc	1,072
1,992,700		Silverlake Axis Ltd	727
43,536		SimCorp AS	2,120
119,830	*,e	Sina Corp	7,284
6,440,000	*	Sino-I Technology Ltd	98
525,600	e	Sinosoft Technology Group Ltd	165
19,500	e	SMS Co Ltd	431
256,845		Softcat plc	933
43,887		Software AG.	1,591
53,540		Soft-World International Corp	105
49,087	*,e	Sohu.com, Inc	1,664
717,342		Sonda S.A.	1,274
219,035	g	Sophos Group plc	708
12,250		Sopra Group S.A.	1,390
200,917	*,e	Splunk, Inc	10,277
42,371	*	SPS Commerce, Inc	2,961
151,827		Square Enix Co Ltd	3,893
312,542	*	Square, Inc	4,260
341,088		SS&C Technologies Holdings, Inc	9,755
64,225	*,e	Stamps.com, Inc	7,363
145,820	*,e	Starbreeze AB	308
124,642		Sumisho Computer Systems Corp	4,349
4,385	*	SundayToz Corp	74
508,000		SUNeVision Holdings Ltd	217
137,267	*	Sykes Enterprises, Inc	3,962
6,524,893		Symantec Corp	155,880
88,440	*	Synchronoss Technologies, Inc	3,387
595,465	*	Synopsys, Inc	35,049
129,318	e	Syntel, Inc	2,559
17,600		Systena Corp	268
384,000		Systex Corp	688
64,916	*	Tableau Software, Inc	2,736
535,476	*	Take-Two Interactive Software, Inc	26,394
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,147	*	Tangoe, Inc	$553
799,351		Tata Consultancy Services Ltd	27,806
6,838		Tata Elxsi Ltd	141
407,129		Tech Mahindra Ltd	2,925
271,988		Technology One Ltd	1,105
49,084	*	TechTarget, Inc	419
36,600		Tecmo Koei Holdings Co Ltd	643
105,656	*	TeleNav, Inc	745
57,437		TeleTech Holdings, Inc	1,752
202,363		Temenos Group AG.	14,066
10,873,304	e	Tencent Holdings Ltd	263,646
522,708	*	Teradata Corp	14,202
357,000	g	Tian GE Interactive Holdings Ltd	220
47,504		Tietoenator Oyj	1,293
253,389	*	TiVo Corp	5,296
13,000		TKC	354
551,732		Total System Services, Inc	27,051
115,100		Totvus S.A.	848
9,768	*,e	Trade Desk, Inc	270
25,600		Trans Cosmos, Inc/Japan	597
764,225		Travelport Worldwide Ltd	10,776
1,111,000		Travelsky Technology Ltd	2,328
127,203		Trend Micro, Inc	4,515
115,059	*,e	TrueCar, Inc	1,438
30,395	*,e	Twilio, Inc	877
1,456,573	*	Twitter, Inc	23,742
73,037	*	Tyler Technologies, Inc	10,428
76,843	*	Ubisoft Entertainment	2,731
90,305	*	Ultimate Software Group, Inc	16,467
305,349	*,e	Unisys Corp	4,565
32,436		United Internet AG.	1,266
10,300	e	UNITED, Inc	153
1,103,634	*	Vakrangee Ltd	4,444
323,070	*	Vantiv, Inc	19,261
48,108	*	Varonis Systems, Inc	1,289
64,193	*	Vasco Data Security International	876
172,449	*	Verint Systems, Inc	6,079
221,937	*,e	VeriSign, Inc	16,883
103,889	*,e	VirnetX Holding Corp	229
63,941	*	Virtusa Corp	1,606
5,892,569		Visa, Inc (Class A)	459,738
963,413	*,e	VMware, Inc (Class A)	75,850
80,851	*,e	WebMD Health Corp (Class A)	4,008
90,740	*	Website Pros, Inc	1,919
14,879	*	Webzen, Inc	184
39,600	*,e	Weibo Corp (ADR)	1,608
8,510	*	WeMade Entertainment Co Ltd	157
1,464,179	e	Western Union Co	31,802
112,262	*	WEX, Inc	12,528
990,476		Wipro Ltd	6,915
189,903	e	Wirecard AG.	8,148
74,516	*,e	Wisetech Global Ltd	303
75,025	*	Wix.com Ltd	3,342
124,686	*	Workday, Inc	8,241
73,666	*,e	Workiva, Inc	1,006
31,996	*,g	Worldline S.A.	901
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,800,081	g	Worldpay Group plc	$19,257
47,528	*	Xactly Corp	523
74,259	*	Xero Ltd	902
4,994,252		Xerox Corp	43,600
6,726		XING AG.	1,241
148,298	*	XO Group, Inc	2,884
25,900	*	Xunlei Ltd (ADR)	100
5,703,900		Xurpas, Inc	917
1,369,338		Yahoo! Japan Corp	5,245
2,047,519	*	Yahoo!, Inc	79,178
439,708	*,e	Yelp, Inc	16,766
34,000	*,e	YY, Inc (ADR)	1,340
175,714	*	Zendesk, Inc	3,725
10,390		Zensar Technologies Ltd	145
105,471	*,e	Zillow Group, Inc	3,844
208,253	*,e	Zillow Group, Inc (Class C)	7,595
249,245	*	Zix Corp	1,231
550,491	g	Zoopla Property Group plc	2,166
1,923,939	*	Zynga, Inc	4,945
		TOTAL SOFTWARE & SERVICES	10,897,212

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
288,770	*,e	3D Systems Corp	3,838
1,015,422	e	AAC Technologies Holdings, Inc	9,191
153,092	*	accesso Technology Group plc	2,830
2,584,292		Accton Technology Corp	4,050
2,695,762		Acer, Inc	1,089
107,492		Adlink Technology, Inc	203
105,809		Adtran, Inc	2,365
35,869	*,e	ADVA AG. Optical Networking	290
37,000		Advanced Ceramic X Corp	273
342,583		Advantech Co Ltd	2,701
46,561	*,e	Aerohive Networks, Inc	265
38,200	*,e	Agilysys, Inc	396
31,400	e	Ai Holdings Corp	622
104,400		Alpha Networks, Inc	63
155,900		Alps Electric Co Ltd	3,746
119,900		Amano Corp	2,102
569,518		Amphenol Corp (Class A)	38,272
1,044,096	*	Anixter International, Inc	84,624
118,000		Anritsu Corp	635
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
18,155,132	l,n	Apple, Inc	2,102,727
35,755	*	Applied Optoelectronics, Inc	838
120,000		Arcadyan Technology Corp	212
179,704	*,e	Arista Networks, Inc	17,390
747,635	*	ARRIS International plc	22,526
212,975	*	Arrow Electronics, Inc	15,185
29,229		Ascom Holding AG.	459
220,000	*	Asia Optical Co, Inc	207
1,232,464		Asia Vital Components Co Ltd	956
766,044		Asustek Computer, Inc	6,272
188,000		Aten International Co Ltd	466
29,551,893		AU Optronics Corp	10,731
252,000		Aurora Corp	418
42,570	e	Austria Technologie & Systemtechnik AG.	416
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
67,644	*	Avid Technology, Inc	$298
31,399	*,e	Avigilon Corp	300
255,618		Avnet, Inc	12,170
100,302		AVX Corp	1,568
59,033		Badger Meter, Inc	2,181
27,692		Barco NV	2,333
29,911		Bel Fuse, Inc (Class B)	924
99,472		Belden CDT, Inc	7,438
183,032	*	Benchmark Electronics, Inc	5,582
5,708,000		Benq Corp	2,658
45,176		Black Box Corp	689
390,908	*	Blackberry Ltd (New)	2,690
839,000		Boardtek Electronics Corp	800
1,215,676		Brocade Communications Systems, Inc	15,184
899,659		Brother Industries Ltd	16,174
4,495,500		BYD Electronic International Co Ltd	3,526
75,303	*,e	CalAmp Corp	1,092
7,061,915		CalComp Electronics Thailand PCL	532
88,071	*	Calix, Inc	678
13,400		Canon Electronics, Inc	202
820,582	e	Canon, Inc	23,109
166,000		Casetek Holdings Ltd	439
66,845		Catapult Group International Ltd	119
692,857		Catcher Technology Co Ltd	4,789
246,000		Catic Shenzhen Holdings Ltd	123
326,990		CDW Corp	17,033
288,335	*	Celestica, Inc	3,417
54,000		Chaun-Choung Technology Corp	222
388,602		Cheng Uei Precision Industry Co Ltd	440
756,162		Chicony Electronics Co Ltd	1,751
280,663		Chimei Materials Technology Corp	119
5,694,000	e	China Aerospace International Holdings Ltd	717
1,568,000	e	China All Access Holdings Ltd	504
489,600	*,m	China Fiber Optic Network System Group Ltd	22
3,092,000	*	China Innovationpay Group Ltd	231
1,421,000		Chin-Poon Industrial Co	2,666
302,840		Chroma ATE, Inc	706
12,000		Chunghwa Precision Test Tech Co Ltd	441
4,297,749	*,n	Ciena Corp	104,908
16,962,075		Cisco Systems, Inc	512,594
432,454		Citizen Watch Co Ltd	2,578
29,144	*,e	Clearfield, Inc	603
461,393		Clevo Co	397
1,832,394	*	CMC Magnetics Corp	198
248,459	e	Cognex Corp	15,807
91,033	*	Coherent, Inc	12,507
3,246,109	e	Comba Telecom Systems Holdings Ltd	576
679		Comet Holding AG.	670
852,464	*	CommScope Holding Co, Inc	31,712
4,473,688		Compal Electronics, Inc	2,555
5,850,000		Compeq Manufacturing Co	2,812
73,686		Comtech Telecommunications Corp	873
40,872	*	Control4 Corp	417
2,939,399	*	Coolpad Group Ltd	302
1,406,000		Coretronic Corp	1,474
1,915,064		Corning, Inc	46,479
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,830	e	CPI Card Group, Inc	$240
514,972	*	Cray, Inc	10,660
18,801	*	CrucialTec Co Ltd	125
66,177	e	CTS Corp	1,482
158,475		Daeduck Electronics Co	1,070
88,675		Daeduck GDS Co Ltd	945
777,000		Daiwabo Co Ltd	1,898
85,516		Daktronics, Inc	915
15,282		Datalogic S.p.A.	301
184,401		DataTec Ltd	664
346,000		Delta Electronics Thai PCL	786
2,059,988		Delta Electronics, Inc	10,127
46,000		Denki Kogyo Co Ltd	225
129,600		Dexerials Corp	1,229
148,556	e	Diebold, Inc	3,736
105,771	*	Digi International, Inc	1,454
3,116,000	e	Digital China Holdings Ltd	2,352
583,421		D-Link Corp	194
153,215		Dolby Laboratories, Inc (Class A)	6,924
264,000		Eastern Communications Co Ltd	189
35,903	*,e	Eastman Kodak Co	557
121,882	*	EchoStar Corp (Class A)	6,264
54,000	*	Egis Technology, Inc	444
41,971		Eizo Nanao Corp	1,246
54,600		Elecom Co Ltd	914
62,044	*,e	Electro Scientific Industries, Inc	367
1,248,620		Electrocomponents plc	7,328
217,655	*	Electronics for Imaging, Inc	9,546
8,200		Elematec Corp	128
348,654		Elite Material Co Ltd	969
1,332,324		Elitegroup Computer Systems Co Ltd	642
68,266		EMCORE Corp	594
36,822		Ennoconn Corp	467
45,300		Enplas Corp	1,333
13,519	*	ePlus, Inc	1,557
5,898,777		Ericsson (LM) (B Shares)	34,573
100,721		Esprinet S.p.A.	751
63,756		Evertz Technologies Ltd	802
27,397		EVS Broadcast Equipment S.A.	957
720,843	*	Extreme Networks, Inc	3,626
332,936	*	F5 Networks, Inc	48,183
111,417	*,e	Fabrinet	4,490
42,961	*	FARO Technologies, Inc	1,547
270,666	*,e	Fingerprint Cards AB	1,858
2,072,460	*	Finisar Corp	62,733
179,546		Firich Enterprises Co Ltd	335
253,715	*,e	Fitbit, Inc	1,857
1,185,884		FLEXium Interconnect, Inc	3,105
1,463,050	*	Flextronics International Ltd	21,024
369,877		Flir Systems, Inc	13,386
98,310		Flytech Technology Co Ltd	286
5,899,868		Foxconn Technology Co Ltd	15,523
946,681		Fujifilm Holdings Corp	35,847
82,800		Fujitsu Frontech Ltd	1,039
16,708,000	*,e	GCL New Energy Holdings Ltd	977
66,134		Gemalto NV	3,819
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,120,000		General Interface Solution Holding Ltd	$3,169
3,018,000		Getac Technology Corp	3,546
1,421,000		Gigabyte Technology Co Ltd	1,893
884,000	e	Goldpac Group Ltd	234
5,118	*	Green Cross Cell Corp	115
738,869		Halma plc	8,174
26,900		Hamamatsu Photonics KK	707
2,176,330	*	HannStar Display Corp	527
157,217	*	Harmonic, Inc	786
234,630		Harris Corp	24,043
4,414,018		Hewlett Packard Enterprise Co	102,140
109,871		Hexagon AB (B Shares)	3,913
702,799	*	High Tech Computer Corp	1,713
55,700		Hirose Electric Co Ltd	6,888
912,165		Hitachi High-Technologies Corp	36,688
48,500		Hitachi Kokusai Electric, Inc	1,010
15,303,609		Hitachi Ltd	82,519
328,000		Hitachi Maxell Ltd	5,590
507,100		Holystone Enterprise Co Ltd	506
24,458	*	Homecast Co Ltd	356
28,333,987		Hon Hai Precision Industry Co, Ltd	73,699
35,095		Horiba Ltd	1,621
56,000		Hosiden Corp	452
3,004,584		HP, Inc	44,588
15,520		Humax Co Ltd	177
97,000		Ibiden Co Ltd	1,301
8,100		Icom, Inc	157
179,476		ICP Electronics, Inc	247
279,756	*,e	IDEX ASA	226
220,721	*	II-VI, Inc	6,544
14,742	*	Iljin Materials Co Ltd	170
57,057	*,e	Immersion Corp	607
667,740		Inari Amertron BHD	494
1,412		Inficon Holding AG.	508
296,197	*	Infinera Corp	2,515
43,513		Ingenico	3,472
27,378,219		InnoLux Display Corp	9,801
206,930	*	Insight Enterprises, Inc	8,368
135,418		InterDigital, Inc	12,370
174,282	*	InvenSense, Inc	2,229
2,606,535		Inventec Co Ltd	1,778
58,908	*	IPG Photonics Corp	5,815
7,400		Iriso Electronics Co Ltd	423
2,745		Isra Vision AG.	292
49,900		ITC Networks Corp	636
739,357		ITEQ Corp	762
203,077	*	Itron, Inc	12,763
26,887		Ituran Location and Control Ltd	713
257,164	*	Ixia	4,140
580,922		Jabil Circuit, Inc	13,750
97,493	e	Japan Aviation Electronics Industry Ltd	1,369
17,100	e	Japan Cash Machine Co Ltd	219
459,100	*,e	Japan Display, Inc	1,304
26,907		Japan Radio Co Ltd	322
1,671,400		JCY International BHD	183
118,296		Jenoptik AG.	2,039
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,003,125		Ju Teng International Holdings Ltd	$925
932,335		Juniper Networks, Inc	26,348
35,700		Kaga Electronics Co Ltd	579
9,905		Kapsch TrafficCom AG.	389
44,400		KCE Electronics PCL	151
21,216		Keyence Corp	14,517
402,494	*	Keysight Technologies, Inc	14,719
12,415		KH Vatec Co Ltd	139
81,690	*	Kimball Electronics, Inc	1,487
1,461,500		Kingboard Chemical Holdings Ltd	4,414
824,500		Kingboard Laminates Holdings Ltd	808
19,411		Kingpak Technology, Inc	120
189,124	*,e	Knowles Corp	3,160
70,300		Koa Corp	668
11,018		KONA I Co Ltd	110
566,125		Konica Minolta Holdings, Inc	5,611
87,477		Kudelski S.A.	1,514
37,692	*	KVH Industries, Inc	445
288,210		Kyocera Corp	14,290
210,255		Laird Group plc	396
201,892		Largan Precision Co Ltd	23,533
8,086,753	e	Lenovo Group Ltd	4,875
15,706		LG Innotek Co Ltd	1,147
235,662		LG.Philips LCD Co Ltd	6,114
6,469,295		Lite-On Technology Corp	9,729
74,421		Littelfuse, Inc	11,295
488,528		Logitech International S.A.	12,159
53,000		Lotes Co Ltd	156
1,551,707	*	Lumentum Holdings, Inc	59,973
95,000		Macnica Fuji Electronics Holdings, Inc	1,248
123,300		Marubun Corp	722
62,500		Maruwa Co Ltd	2,066
77,897	*,e	Maxwell Technologies, Inc	399
107,900		Mcj Co Ltd	1,056
65,000		Melco Holdings, Inc	1,764
143,076		Merry Electronics Co Ltd	534
6,338		Mesa Laboratories, Inc	778
164,624		Methode Electronics, Inc	6,807
219,318	e	Micronic Laser Systems AB	2,355
703,000		Micro-Star International Co Ltd	1,595
3,098,082		Mitac Holdings Corp	2,960
70,500	*,e	Mitsumi Electric Co Ltd	386
502,773		Motorola, Inc	41,675
35,805		MTS Systems Corp	2,030
282,828		Murata Manufacturing Co Ltd	37,768
563,000		Nan Ya Printed Circuit Board Corp	430
164,000		Nanjing Panda Electronics	152
54,000		Nanjing Sample Technology Co Ltd	103
243,709		National Instruments Corp	7,511
345,766	*	NCR Corp	14,024
4,267,270		NEC Corp	11,287
106,494		Neopost S.A.	3,326
490,692	e	NetApp, Inc	17,307
187,468	*	Netgear, Inc	10,189
191,299	*	Netscout Systems, Inc	6,026
42,726		Nichicon Corp	372
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
223,136	*,e	Nimble Storage, Inc	$1,767
19,800		Nippon Ceramic Co Ltd	338
1,569,341		Nippon Electric Glass Co Ltd	8,467
42,900		Nippon Signal Co Ltd	362
15,200	e	Nohmi Bosai Ltd	224
1,293,409	e	Nokia Corp	6,221
8,592,182		Nokia Oyj (Turquoise)	41,210
100,368	*	Novanta, Inc	2,108
4,737,479	*	Oclaro, Inc	42,400
67,100		Oki Electric Industry Co Ltd	940
571,056		Omron Corp	21,823
305,000	*	O-Net Communications Group	142
11,500	e	Optex Co Ltd	251
179,338	*	Orbotech Ltd	5,992
66,000		Osaki Electric Co Ltd	686
37,570	*,e	OSI Systems, Inc	2,860
42,082		Oxford Instruments plc	378
194,271	*,e	Palo Alto Networks, Inc	24,294
335,224		Pan-International Industrial	256
88,428	e	Park Electrochemical Corp	1,649
18,634	*,e	Parrot S.A.	203
274,400		Partron Co Ltd	2,346
2,323,000	e	PAX Global Technology Ltd	1,532
51,109		PC Connection, Inc	1,436
2,050,917		Pegatron Technology Corp	4,879
132,127		Plantronics, Inc	7,235
90,954	*	Plexus Corp	4,915
41,959		Posiflex Technology, Inc	230
2,295,000		Primax Electronics Ltd	3,127
720,000		Prime View International Co Ltd	513
146,705	*,e	Pure Storage, Inc	1,659
2,837,338		Quanta Computer, Inc	5,287
11,667	*,e	Quantenna Communications, Inc	212
93,736	*	Radisys Corp	415
59,679	*,e	Radware Ltd	870
521,930		Redington India Ltd	729
49,142		Renishaw plc	1,528
188,433		Ricoh Co Ltd	1,592
9,879	*,m	RICOH INDIA Ltd	28
55,700		Riso Kagaku Corp	939
1,536,062	*	Ritek Corp	243
76,214	*	Rogers Corp	5,854
11,400		Roland DG Corp	297
27,700		Ryosan Co Ltd	835
51,900		Ryoyo Electro Corp	652
24,714		S&T AG.	226
55,008		Samsung Electro-Mechanics Co Ltd	2,309
59,290		Samsung SDI Co Ltd	5,337
654,808	e	Sandvine Corp	1,370
334,005	*	Sanmina Corp	12,241
114,516	*,e	Scansource, Inc	4,621
4,225		Seagate Technology, Inc	161
141,600		Seiko Epson Corp	2,990
391,000		Sercomm Corp	931
8,828		SFA Engineering Corp	471
118,300	*	Shanghai Potevio Co Ltd	162
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,876		Shimadzu Corp	$776
419,977	*	ShoreTel, Inc	3,003
27,382	*,e	Sierra Wireless, Inc	429
51,400	e	Siix Corp	1,732
21,307		Silicom Ltd	876
257,000		Simplo Technology Co Ltd	739
684,088		Sinbon Electronics Co Ltd	1,488
4,332		Sindoh Co Ltd	197
41,000		SMK Corp	146
110,095	*	Sonus Networks, Inc	694
114,565		Spectris plc	3,265
2,248		Spigen Korea Co Ltd	106
71,287		Spirent Communications plc	87
40,494	*,m	Sterlite Power Transmission Ltd	67
86,510	*	Sterlite Technologies Ltd	122
179,839	*,e	Stratasys Ltd	2,975
1,170,000	e	Sunny Optical Technology Group Co Ltd	5,100
100,016	*	Super Micro Computer, Inc	2,805
266,486		SVA Electron Co Ltd	208
142,027	*	Synaptics, Inc	7,610
82,991		SYNNEX Corp	10,044
1,461,238		Synnex Technology International Corp	1,468
46,322		Systemax, Inc	406
897,577		Taiwan PCB Techvest Co Ltd	835
231,503		Taiyo Yuden Co Ltd	2,769
230,290		TDK Corp	15,791
204,874		TE Connectivity Ltd	14,194
149,980	*	Tech Data Corp	12,700
440,000	e	Technovator International Ltd	167
180,945	e	Telit Communications plc	615
139,495		Test Research, Inc	165
465,291	*,e	Thin Film Electronics ASA	197
4,345	*,e,m	Tobii AB	32
56,705	*	Tobii AB	424
128,625		Tong Hsing Electronic Industries Ltd	437
9,020,000	e	Tongda Group Holdings Ltd	2,316
87,800		Topcon Corp	1,317
267,000	*	Toshiba TEC Corp	1,277
60,400		Toyo Corp/Chuo-ku	535
246,000	*	TPK Holding Co Ltd	451
1,940,000		Tpv Technology Ltd	329
16,100		Transcend Information, Inc	43
604,000		Trigiant Group Ltd	88
674,949	*	Trimble Navigation Ltd	20,350
1,243,832		Tripod Technology Corp	2,809
2,936,000	e	Truly International Holdings	1,139
20,800		TSC Auto ID Technology Co Ltd	157
484,390	*	TTM Technologies, Inc	6,602
674,039		TXC Corp	850
56,218	*,e	Ubiquiti Networks, Inc	3,249
1,160,883		Unimicron Technology Corp	445
223,951	*,e	Universal Display Corp	12,608
77,698	*,e	USA Technologies, Inc	334
4,100	e	V Technology Co Ltd	457
966,795		Venture Corp Ltd	6,585
240,985	*	VeriFone Systems, Inc	4,273
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,366	*	Viasat, Inc	$7,176
504,690	*	Viavi Solutions, Inc	4,128
291,569		Vishay Intertechnology, Inc	4,723
43,901	*	Vishay Precision Group, Inc	830
3,351,000		VS Industry Bhd	1,052
1,488,800	e	VST Holdings Ltd	520
139,500		Vtech Holdings Ltd	1,862
133,200	e	Wacom Co Ltd	348
1,317,000		Wah Lee Industrial Corp	1,869
1,780,140		Walsin Technology Corp	1,941
3,548,000	e	Wasion Group Holdings Ltd	1,898
1,109,685		Western Digital Corp	75,403
23,095	*	Wincor Nixdorf AG.	1,602
190,500	*,b,m	Wintek Corp	0	^
8,474,495		Wistron Corp	6,531
214,520		Wistron NeWeb Corp	572
4,136,732		WPG Holdings Co Ltd	4,861
1,563,848		WT Microelectronics Co Ltd	2,080
9,042		Xaar plc	45
15,750	*,m	Ya Hsin Industrial Co Ltd	0
316,993		Yageo Corp	576
54,593		Yamatake Corp	1,534
505,500	g	Yangtze Optical Fibre and Cable Joint Stock Ltd	952
73,538		Yaskawa Electric Corp	1,140
163,184		Yokogawa Electric Corp	2,356
118,644	*	Zebra Technologies Corp (Class A)	10,175
434,405		Zhen Ding Technology Holding Ltd	854
251,000		Zinwell Corp	259
740,938		ZTE Corp	1,282
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,973,688

TELECOMMUNICATION SERVICES - 2.7%
9,248		012 Smile.Communications Ltd	202
248,835	*	8x8, Inc	3,558
2,085,589		Advanced Info Service PCL (Foreign)	8,541
486,898		AFK Sistema (GDR)	4,382
46,868,684		America Movil S.A. de C.V. (Series L)	29,460
376,250	e	APT Satellite Holdings Ltd	181
1,680,836	*	Asia Pacific Telecom Co Ltd	539
16,362,684		AT&T, Inc	695,905
34,755		ATN International, Inc	2,785
979,600	*,e	Axtel SAB de C.V.	166
1,030,769		BCE, Inc	44,550
35,227		Belgacom S.A.	1,013
10,958,118		Bezeq Israeli Telecommunication Corp Ltd	20,786
1,761,959		Bharti Airtel Ltd	7,918
917,807		Bharti Infratel Ltd	4,638
141,893	*	Boingo Wireless, Inc	1,730
7,564,627		BT Group plc	34,149
189,582	*	Cellcom Israel Ltd	1,520
128,707	g	Cellnex Telecom SAU	1,847
1,558,730		CenturyTel, Inc	37,067
5,159,371		China Communications Services Corp Ltd	3,278
9,067,899		China Mobile Hong Kong Ltd	95,604
17,318,457		China Telecom Corp Ltd	7,944
7,207,681		China Unicom Ltd	8,342
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
702,017		Chorus Ltd	$1,935
4,132,988		Chunghwa Telecom Co Ltd	12,978
129,178	*,e	Cincinnati Bell, Inc	2,887
4,810,000		Citic 1616 Holdings Ltd	1,441
90,652		Cogent Communications Group, Inc	3,748
327,577		Com Hem Holding AB	3,121
106,199	e	Consolidated Communications Holdings, Inc	2,851
7,408,789		Deutsche Telekom AG.	127,114
3,152,339		Digi.Com BHD	3,394
16,449	*	Digital Multimedia Technologies S.p.A.	887
37,444	e	Drillisch AG.	1,608
125,903		Elisa Oyj (Series A)	4,087
2,968,665		Emirates Telecommunications Group Co PJSC	15,195
183,315	*	Empresa Nacional de Telecomunicaciones S.A.	1,945
79,640	*,e,g	Euskaltel S.A.	705
45,596	*	Fairpoint Communications, Inc	853
1,387,236		Far EasTone Telecommunications Co Ltd	3,119
2,664,930		France Telecom S.A.	40,411
166,093		Freenet AG.	4,668
3,112,638	e	Frontier Communications Corp	10,521
80,890	*,e	General Communication, Inc (Class A)	1,573
1,431,800	*,e	Globalstar, Inc	2,262
34,806		Globe Telecom, Inc	1,055
26,137	*	Hawaiian Telcom Holdco, Inc	648
389,368		Hellenic Telecommunications Organization S.A.	3,657
305,763	*	Himachal Futuristic Communications	56
1,318,000		HKBN Ltd	1,444
2,501,127		HKT Trust and HKT Ltd	3,064
1,452,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	467
1,367,922		Idea Cellular Ltd	1,492
119,501		IDT Corp (Class B)	2,216
27,144		Iliad S.A.	5,213
232,757	g	Infrastrutture Wireless Italiane S.p.A	1,079
215,837		Inmarsat plc	1,997
125,424		Inteliquent, Inc	2,875
173,357	*,e	Iridium Communications, Inc	1,664
99,300	*,e	Japan Communications, Inc	139
1,593,200		Jasmine International PCL	351
1,276,752		Kcom Group plc	1,491
1,448,152		KDDI Corp	36,570
22,266		KT Corp	542
248,674	*,e,m	Let’s GOWEX S.A.	3
965,043	*	Level 3 Communications, Inc	54,390
224,362		LG Telecom Ltd	2,126
39,957	*	Lumos Networks Corp	624
1,275,072		Magyar Telekom	2,160
103,116		Manitoba Telecom Services, Inc	2,915
1,363,990		Maxis BHD	1,815
14,961		MegaFon OAO (GDR)	141
40,431	e	Millicom International Cellular S.A.	1,723
1,044,518		Mobile TeleSystems (ADR)	9,516
334,609	e	MobileOne Ltd	452
110,608	*	Mobistar S.A.	2,309
1,940,015		MTN Group Ltd	17,768
539,231		Netia S.A.	593
112,342	*,e	NII Holdings, Inc	242
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,583,133		Nippon Telegraph & Telephone Corp	$66,642
2,681,445		NTT DoCoMo, Inc	60,990
25,810	*	Numericable-SFR SAS	728
170,501	*	Ooredoo QSC	4,762
2,269,857	*	Orascom Telecom Holding SAE	900
2,719,133	*	Orascom Telecom Media And Technology Holding SAE	126
144,396	*	Orbcomm, Inc	1,194
213,167	*	Partner Communications	1,019
8,688,276		PCCW Ltd	4,697
20,217	*,e	pdvWireless, Inc	456
97,322		PLDT, Inc	2,669
4,224,511	*	PT Excelcomindo Pratama	723
899,400		PT Link Net Tbk	344
125,700,124		PT Telekomunikasi Indonesia Persero Tbk	36,980
811,158	*	Reliance Communication Ventures Ltd	405
1,095,303		Rogers Communications, Inc (Class B)	42,249
172,165		Rostelecom (ADR)	1,418
1,900,697		Royal KPN NV	5,621
274,657	*	SBA Communications Corp (Class A)	28,361
128,280	*	Sejong Telecom, Inc	96
98,533		Shenandoah Telecom Co	2,690
16,284,763		Singapore Telecommunications Ltd	40,849
101,857		SK Telecom Co Ltd	18,878
935,535		SmarTone Telecommunications Holding Ltd	1,256
1,299,736		Softbank Corp	86,009
42,296		Spok Holdings, Inc	878
1,925,620	*,e	Sprint Corp	16,214
552,340		StarHub Ltd	1,069
20,652	*,e	Straight Path Communications, Inc	700
92,559	g	Sunrise Communications Group AG.	6,083
16,076		Swisscom AG.	7,186
1,833,942		Taiwan Mobile Co Ltd	5,904
574,289	e	TalkTalk Telecom Group plc	1,198
113,669		Tata Communications Ltd	1,049
399,124	*	TDC AS	2,046
200,437	e	Tele2 AB (B Shares)	1,603
3,669,735		Telecom Corp of New Zealand Ltd	8,683
12,391,554		Telecom Italia RSP	8,994
6,431,699	*,e	Telecom Italia S.p.A.	5,679
1,016,499		Telefonica Brasil S.A.	13,736
736,093		Telefonica Deutschland Holding AG.	3,146
161,498		Telefonica O2 Czech Republic AS	1,634
4,184,668		Telefonica S.A.	38,634
1,366,783		Telekom Malaysia BHD	1,813
601,275		Telekomunikacja Polska S.A.	791
656,483		Telenor ASA	9,799
955,446		Telephone & Data Systems, Inc	27,584
2,813,901	*,e	Telesites SAB de C.V.	1,526
2,078,912		TeliaSonera AB	8,351
1,341,018		Telkom S.A. Ltd	7,190
9,073,720		Telstra Corp Ltd	33,343
189,089		TELUS Corp	6,021
318,700		Thaicom PCL	172
1,853,184		Tim Participacoes S.A.	4,453
487,120		Time dotCom BHD	847
3,030,989		TM International BHD	3,184
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,200,624	*	T-Mobile US, Inc	$184,068
2,682,883		Tower Bersama Infrastructure	992
405,634	e	TPG Telecom Ltd	1,991
12,732,016		True Corp PCL	2,535
336,236		Turk Telekomunikasyon AS	503
931,017	*	Turkcell Iletisim Hizmet AS	2,571
33,188	*	US Cellular Corp	1,451
11,567,700		Verizon Communications, Inc	617,484
364,774	e	Vocus Communications Ltd	1,016
537,441		Vodacom Group Pty Ltd	5,954
47,227,587		Vodafone Group plc	116,221
739,377		Vodafone Group plc (ADR)	18,063
326,657	*	Vodafone Qatar	840
1,335,647	*	Vonage Holdings Corp	9,149
258,907	e	Windstream Holdings, Inc	1,898
325,730	*	Zayo Group Holdings, Inc	10,704
		TOTAL TELECOMMUNICATION SERVICES	3,041,217

TRANSPORTATION - 2.3%
929,555		Abertis Infraestructuras S.A. (Continuous)	12,987
74,844		Aegean Airlines S.A.	498
191,000	g	Aena S.A.	26,022
28,924		Aeroports de Paris	3,097
5,338,742	*	Air Arabia PJSC	1,933
147,873	*	Air Canada	1,506
1,639,225		Air China Ltd	1,041
118,810	*,e	Air France-KLM	646
2,623,115		Air New Zealand Ltd	3,995
217,490	*	Air Transport Services Group, Inc	3,471
7,125,658		AirAsia BHD	3,637
9,992,625	*	AirAsia X BHD	799
481,100		Airports of Thailand PCL (Foreign)	5,342
11,463	*	AJ Rent A Car Co Ltd	79
728,015		Alaska Air Group, Inc	64,597
826,459		All Nippon Airways Co Ltd	2,223
71,134		Allcargo Logistics Ltd	188
27,805		Allegiant Travel Co	4,627
28,582		Amerco, Inc	10,564
1,333,449		American Airlines Group, Inc	62,259
634,771	*,b,m	AMR Corp (Escrow)	6
1,284,000	e	Anhui Expressway Co	985
145,349		Ansaldo STS S.p.A.	1,812
5,185		AP Moller - Maersk AS (Class A)	7,825
6,514		AP Moller - Maersk AS (Class B)	10,383
110,757		Arkansas Best Corp	3,062
108,582	*	Asiana Airlines	378
70,572	*	Atlas Air Worldwide Holdings, Inc	3,680
1,309,749		Auckland International Airport Ltd	5,681
99,869		Autostrada Torino-Milano S.p.A.	1,088
518,911		Autostrade S.p.A.	12,141
928,295		Avianca Holdings S.A.	1,113
249,640	*	Avis Budget Group, Inc	9,157
648,200		Bangkok Airways Co Ltd	410
135,150		Bangkok Aviation Fuel Services PCL	137
7,154,953		Bangkok Expressway & Metro PCL	1,485
881,415		BBA Aviation plc	3,073
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,800,097		Beijing Capital International Airport Co Ltd	$1,815
8,848	*	Blue Dart Express Ltd	570
844,647		Bollore	2,974
375,074		bpost S.A.	8,867
6,370,627		BTS Group Holdings PCL (Foreign)	1,519
1,113,600		Canadian National Railway Co	74,945
232,897		Canadian Pacific Railway Ltd (Toronto)	33,228
1,157,928	e	Cathay Pacific Airways Ltd	1,520
721,560		Cebu Air, Inc	1,349
197,198	e	Celadon Group, Inc	1,410
155,885		Central Japan Railway Co	25,595
221,321		CH Robinson Worldwide, Inc	16,214
2,148,335		China Airlines	619
1,455,093	e	China Merchants Holdings International Co Ltd	3,595
1,849,500		China Southern Airlines Co Ltd	957
350,000		Chu Kong Shipping Development	93
1,020,899		Cia de Concessoes Rodoviarias	4,992
100,122		Cia de Distribucion Integral Logista Holdings SAU	2,317
1,562,210		ComfortDelgro Corp Ltd	2,655
9,817,334	*	Compania SudAmericana de Vapores S.A.	256
52,032		Container Corp Of India Ltd	849
1,080,800	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	1,617
123,803		Copa Holdings S.A. (Class A)	11,245
127,600	*	Cosan Logistica S.A.	195
784,000	e	Cosco International Holdings Ltd	358
6,080,933		COSCO Pacific Ltd	6,094
219,568		Costamare, Inc	1,230
24,807	*	Covenant Transportation Group, Inc	480
2,469,260		CSX Corp	88,720
114,984		CTT-Correios de Portugal S.A.	779
555,800		CWT Ltd	741
23,130	*,e	D/S Norden	361
487,924		Dart Group plc	2,983
715,275		Dazhong Transportation Group Co Ltd	514
1,936,943		Delta Air Lines, Inc	95,278
347,953		Deutsche Lufthansa AG.	4,485
995,828		Deutsche Post AG.	32,658
113,555		Dfds A.S.	5,177
550,443		DP World Ltd	9,641
593,776		DSV AS	26,370
667,951		East Japan Railway Co	57,590
1,391,395		easyJet plc	17,211
60,882	*,e	Echo Global Logistics, Inc	1,525
801,600		EcoRodovias Infraestrutura e Logistica S.A.	2,026
85,600	*,e	eHi Car Services Ltd (ADR)	776
2,705,349		El Al Israel Airlines	1,789
946,413	*	Enav S.p.A	3,266
104,737	*,g	Europcar Groupe S.A.	1,061
1,458,584		Eva Airways Corp	657
1,608,055	*	Evergreen Marine Corp Tawain Ltd	552
5,632		Exchange Income Corp	175
276,139		Expeditors International of Washington, Inc	14,624
509,607		FedEx Corp	94,889
48,720	*	Finnair Oyj	207
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,327,744	*	Firstgroup plc	$1,692
50,242		Flughafen Zuerich AG.	9,310
97,659		Forward Air Corp	4,627
39,849		Fraport AG. Frankfurt Airport Services Worldwide	2,351
325,484		Freightways Ltd	1,525
113,000	e	Fukuyama Transporting Co Ltd	640
115,781		Gateway Distriparks Ltd	417
129,892	*	Genesee & Wyoming, Inc (Class A)	9,016
74,411		GLOVIS Co Ltd	9,507
114,783		Go-Ahead Group plc	3,160
111,700	*	Gol Linhas Aereas Inteligentes S.A.	157
84,872	*,e	Golden Ocean Group Ltd	405
409,192		Grindrod Ltd	401
422,860		Groupe Eurotunnel S.A.	4,017
719,100	*,e	Grupo Aeromexico SAB de C.V.	1,356
175,300	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	756
321,031		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,640
363,315		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,235
1,065,025		Guangdong Provincial Expressway Development Co Ltd	671
663,000		Guangdong Yueyun Transportation Co Ltd	359
206,378		Gujarat Pipavav Port Ltd	398
34,000	e	Hainan Meilan International Airport Co Ltd	34
48,425		Hamburger Hafen und Logistik AG.	900
41,534		Hanjin Kal Corp	526
6,953		Hanjin Transportation Co Ltd	166
361,625		Hankyu Hanshin Holdings, Inc	11,580
215,972	*	Hawaiian Holdings, Inc	12,310
88,432		Heartland Express, Inc	1,800
156,399	*	Hertz Global Holdings, Inc	3,372
104,400		Hitachi Transport System Ltd	2,115
2,736,739	e	Hopewell Highway Infrastructure Ltd	1,434
226,841	*	Hub Group, Inc (Class A)	9,924
5,318,153		Hutchison Port Holdings Trust	2,308
1,596	*	ID Logistics Group	227
78,557		Iino Kaiun Kaisha Ltd	309
892,709		International Consolidated Airlines Group S.A.	4,809
500,717		International Container Term Services, Inc	723
352,619		Irish Continental Group plc	1,670
180,516		J.B. Hunt Transport Services, Inc	17,523
318,487		Japan Airlines Co Ltd	9,294
34,000	e	Japan Airport Terminal Co Ltd	1,229
8,240		Jeju Air Co Ltd	171
142,402	*	Jet Airways India Ltd	727
1,135,285	*	JetBlue Airways Corp	25,453
1,627,834		Jiangsu Express	2,052
329,410		Jinzhou Port Co Ltd	173
57,300		Julio Simoes Logistica S.A.	158
574,587		Kamigumi Co Ltd	5,473
846,410		Kansas City Southern Industries, Inc	71,818
1,382,400	e	Kawasaki Kisen Kaisha Ltd	3,124
373,338		Keihin Electric Express Railway Co Ltd	4,324
448,586		Keio Corp	3,685
28,461		Keisei Electric Railway Co Ltd	689
939,547		Kerry Logistics Network Ltd	1,183
1,335,179		Kintetsu Corp	5,088
30,800		Kintetsu World Express, Inc	426
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
333,802	*	Kirby Corp	$22,198
142,685		Knight Transportation, Inc	4,716
73,500	e	Konoike Transport Co Ltd	965
7,900	*	Korea Express Co Ltd	1,170
13,558	*	Korea Line Corp	193
31,339	*	Korean Air Lines Co Ltd	707
58,151		Kuehne & Nagel International AG.	7,676
390,400	*	Kyushu Railway Co	10,221
444,995	*	Lan Airlines S.A.	3,749
131,077		Landstar System, Inc	11,181
304,100		Lingkaran Trans Kota Holdings BHD	399
155,002		Localiza Rent A Car	1,627
3,818	e	Logistec Corp	100
981,905		Macquarie Atlas Roads Group	3,573
166,892		Macquarie Infrastructure Co LLC	13,635
1,797,006		Malaysia Airports Holdings BHD	2,427
50,561		Marten Transport Ltd	1,178
97,000		Maruzen Showa Unyu Co Ltd	378
188,031	e	Matson, Inc	6,654
3,029,056		MISC BHD	4,963
30,349		Mitsubishi Logistics Corp	428
702,812		Mitsui OSK Lines Ltd	1,940
334,610		Mitsui-Soko Co Ltd	982
2,368,673		MTR Corp	11,484
1,265,482		Mundra Port and Special Economic Zone Ltd	4,991
692,055		Nagoya Railroad Co Ltd	3,341
241,100		Namyong Terminal PCL	97
660,000		Nankai Electric Railway Co Ltd	3,344
1,004,756		National Express Group plc	4,378
783	*,g	Navkar Corp Ltd	2
1,030,261		Nippon Express Co Ltd	5,532
53,500		Nippon Konpo Unyu Soko Co Ltd	1,114
1,352,084		Nippon Yusen Kabushiki Kaisha	2,504
271,000		Nishi-Nippon Railroad Co Ltd	1,238
68,000		Nissin Corp	210
338,831	g	Nobina AB	1,887
911,343		Norfolk Southern Corp	98,489
203,322		Northgate plc	1,236
24,427	*,e	Norwegian Air Shuttle AS	811
52,718		Odakyu Electric Railway Co Ltd	1,042
28,867		Oesterreichische Post AG.	968
2,246,853		OHL Mexico SAB de CV	2,210
166,890	*	Old Dominion Freight Line	14,317
247,000	e	Orient Overseas International Ltd	1,022
7,132,290	*,e	Pacific Basin Shipping Ltd	1,145
9,247	*	PAM Transportation Services, Inc	240
9,134		Panalpina Welttransport Holding AG.	1,139
18,274		Park-Ohio Holdings Corp	778
43,832	*	Pegasus Hava Tasimaciligi AS.	176
7,222		Piraeus Port Authority	101
56,267	*	PKP Cargo S.A.	632
726,600		Pos Malaysia & Services Holdings BHD	633
511,950	*	Precious Shipping PCL	117
691,377		Promotora y Operadora de Infraestructura SAB de C.V.	5,769
82,200	*	Prumo Logistica S.A.	193
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,753,500	*,m	PT Berlian Laju Tanker Tbk	$0	^
4,504,200	*	PT Garuda Indonesia Tbk	113
2,318,754		PT Jasa Marga Tbk	741
4,808,359		Qantas Airways Ltd	11,519
771,000	e,g	Qingdao Port International Co Ltd	366
643,000	e	Qinhuangdao Port Co Ltd	147
2,126,791		QR National Ltd	7,733
803,798	e	Qube Logistics Holdings Ltd	1,412
167,329	*	Radiant Logistics, Inc	653
666,495		Redde plc	1,343
172,056	*	Roadrunner Transportation Services Holdings, Inc	1,788
324,040		Royal Mail plc	1,842
830,600	*	Rumo Logistica Operadora Multimodal S.A.	1,562
3,088	*	Ryanair Holdings plc	47
198,513	*	Ryanair Holdings plc (ADR)	16,528
63,901		Ryder System, Inc	4,757
336,000		Sagami Railway Co Ltd	1,656
53,638	*	Saia, Inc	2,368
96	*,m	SAir Group	0
8,200	*	Sakai Moving Service Co Ltd	189
547,000		Sankyu, Inc	3,301
522,500		Santos Brasil Participacoes S.A.	385
187,194	*	SAS AB	286
80,000	*,e	Scorpio Bulkers, Inc	404
99,979	e	Seaspan Corp	914
521		Sebang Co Ltd	7
518,300		Seino Holdings Corp	5,743
96,700		Senko Co Ltd	651
156,100		Shandong Airlines Co Ltd	333
170,100		Shanghai Jinjiang International Investment Holdings Co	252
61,500	*	Shenzhen Chiwan Petroleum	201
150,800		Shenzhen Chiwan Wharf Holdings Ltd	244
2,220,000		Shenzhen Expressway Co Ltd	1,891
1,455,281		Shenzhen International Holdings Ltd	2,115
82,000		Shinwa Kaiun Kaisha Ltd	140
90,819	*	Shipping Corp of India Ltd	78
1,941,097		Shun TAK Holdings Ltd	669
3,184,000	e	Sichuan Expressway Co Ltd	1,219
79,000		Sincere Navigation	48
234,649		Singapore Airlines Ltd	1,563
672,400		Singapore Airport Terminal Services Ltd	2,252
1,295,319	e	Singapore Post Ltd	1,308
7,342,051		Sinotrans Ltd	3,264
3,411,500	*,e	Sinotrans Shipping Ltd	631
1,478,000		SITC International Co Ltd	897
13,648	e	Sixt AG.	731
39,730		Sixt AG. (Preference)	1,631
245,992		Skywest, Inc	8,966
102,615		Societa Iniziative Autostradali e Servizi S.p.A.	875
2,133,719		Southwest Airlines Co	106,345
159,990	*	SpiceJet Ltd	134
287,108	*	Spirit Airlines, Inc	16,612
746,543		Stagecoach Group plc	1,987
69,207		Stolt-Nielsen S.A.	850
62,065		Student Transportation, Inc	347
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
398,767		Sumitomo Warehouse Co Ltd	$2,103
281,313	*,e	Swift Transportation Co, Inc	6,853
1,368,026		Sydney Airport	5,905
122,000		T.Join Transportation Co	169
170,984		TAV Havalimanlari Holding AS	679
684,475		TFI International, Inc	17,787
1,995,900	*	Thai Airways International PCL-Foreign	1,262
690,935		Thoresen Thai Agencies PCL	175
4,780,000		Tianjin Port Development Holdings Ltd	730
463,249	*	TNT NV	1,990
718,033		Tobu Railway Co Ltd	3,560
1,481,075		Tokyu Corp	10,868
14,200		Trancom Co Ltd	695
1,741,672		Transurban Group (ASE)	12,962
589,963	*	Turk Hava Yollari	837
278,000		U-Ming Marine Transport Corp	217
4,224,244		Union Pacific Corp	437,970
977,499	*	United Continental Holdings, Inc	71,240
2,264,683		United Parcel Service, Inc (Class B)	259,623
20,021		Universal Truckload Services, Inc	327
36,709	*	USA Truck, Inc	320
60,603		Virgin Australia Holdings Ltd	10
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075		VRL Logistics Ltd	80
26,096		VTG AG.	779
616,000		Wan Hai Lines Ltd	311
95,286	e	Werner Enterprises, Inc	2,568
118,138	*	Wesco Aircraft Holdings, Inc	1,766
158,983		West Japan Railway Co	9,739
114,593		WestJet Airlines Ltd	1,966
4,007,000		Westports Holdings BHD	3,832
188,349		Westshore Terminals Investment Corp	3,632
102,652	*,e	Wilh. Wilhelmsen ASA	402
69,376		Wisdom Marine Lines Co Ltd	66
2,602,000		Xiamen International Port Co Ltd	484
265,599	*	XPO Logistics, Inc	11,463
269,366		Yamato Transport Co Ltd	5,460
848,000	*	Yang Ming Marine Transport	127
149,483	*,e	YRC Worldwide, Inc	1,985
1,522,000		Yuexiu Transport Infrastructure Ltd	951
16,300		Yusen Air & Sea Service Co Ltd	169
4,156,194		Zhejiang Expressway Co Ltd	3,957
563,355	*,e	ZTO Express Cayman, Inc (ADR)	6,800
		TOTAL TRANSPORTATION	2,596,034

UTILITIES - 2.9%
1,338,790		A2A S.p.A.	1,729
3,465,810		Aboitiz Power Corp	2,902
83,460		Acciona S.A.	6,130
47,114		ACEA S.p.A.	572
137,232		Actelios S.p.A.	133
724,871	*	Adani Power Ltd	320
169,028	*	Adani Transmissions Ltd	141
1,590,013		AES Corp	18,476
2,034,290		AES Gener S.A.	727
224,779		AES Tiete S.A.	966
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	$0
1,447,023		AGL Energy Ltd	23,023
3,484,541		Aguas Andinas S.A.	1,814
414,146	e	Algonquin Power & Utilities Corp	3,513
147,733		Allete, Inc	9,483
288,713		Alliant Energy Corp	10,939
286,310		Alupar Investimento S.A.	1,503
545,863		Ameren Corp	28,636
2,556,962		American Electric Power Co, Inc	160,986
110,248		American States Water Co	5,023
543,981		American Water Works Co, Inc	39,362
929,708		APA Group	5,739
222,330		Aqua America, Inc	6,679
13,088	*,e	AquaVenture Holdings Ltd	321
18,869		Artesian Resources Corp	603
168,783		Ascopiave S.p.A.	484
232,859		Atco Ltd	7,746
139,808		Athens Water Supply & Sewage Co S.A.	820
249,291	*	Atlantic Power Corp	623
85,991	*	Atlantic Power Corp (Toronto)	217
202,016		Atlantica Yield plc	3,909
136,963		Atmos Energy Corp	10,156
2,542,159		AusNet Services	2,894
128,035		Avangrid, Inc	4,850
159,878		Avista Corp	6,394
251,531		Aygaz AS	857
556,977	*	Babcock & Brown Wind Partners	361
5,466,191	e	Beijing Enterprises Water Group Ltd	3,618
16,974,100		Benpres Holdings Corp	2,661
50,353	e	BKW S.A.	2,435
110,232	e	Black Hills Corp	6,762
39,496		Boralex, Inc	563
103,774		California Water Service Group	3,518
571,621	*	Calpine Corp	6,534
92,375		Canadian Utilities Ltd	2,490
569,000	e	Canvest Environment Protection Group Co Ltd	280
327,523	e	Capital Power Corp	5,667
70,237		Capital Stage AG.	468
1,290,477		Centerpoint Energy, Inc	31,797
12,300	*	Centrais Eletricas Brasileiras S.A.	86
461,979	*	Centrais Eletricas Brasileiras S.A. (Preference)	3,669
6,284,650		Centrica plc	18,100
103,492		CESC Ltd	972
319,735		CEZ AS	5,352
4,000,000	e	CGN New Energy Holdings Co Ltd	590
12,276,000	g	CGN Power Co Ltd	3,355
161,865	*,m	Chennai Super Kings Cricket Ltd	5
62,968		Chesapeake Utilities Corp	4,216
951,344		Cheung Kong Infrastructure Holdings Ltd	7,556
2,278,000	*,e	China Datang Corp Renewable Power Co Ltd	208
255,400		China Everbright Water Ltd	88
1,958,308	e	China Gas Holdings Ltd	2,652
3,818,627		China Longyuan Power Group Corp	2,967
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,428,000	*,e	China Oil and Gas Group Ltd	$347
11,448,796		China Power International Development Ltd	4,134
382,500		China Power New Energy Development Co Ltd	201
1,003,580	e	China Resources Gas Group Ltd	2,812
5,892,983		China Resources Power Holdings Co	9,321
778,000		China Water Affairs Group Ltd	508
1,148,000	*	China Water Industry Group Ltd	191
1,357,936		Chubu Electric Power Co, Inc	18,896
211,852		Chugoku Electric Power Co, Inc	2,480
580,800		Cia de Saneamento Basico do Estado de Sao Paulo	5,126
61,680		Cia de Saneamento de Minas Gerais-COPASA	691
88,700		Cia de Saneamento do Parana	292
1,330,333		Cia Energetica de Minas Gerais	3,142
184,400		Cia Energetica de Sao Paulo (Class B)	763
16,104		Cia Energetica do Ceara	247
229,360		Cia Paranaense de Energia	1,922
1,459,700		CK Power PCL	145
2,754,644		CLP Holdings Ltd	25,263
350,940		CMS Energy Corp	14,606
9,906,581		Colbun S.A.	1,949
23,256		Connecticut Water Service, Inc	1,299
401,212	e	Consolidated Edison, Inc	29,561
34,683	e	Consolidated Water Co, Inc	376
993,544		Contact Energy Ltd	3,213
210,146	*	CPFL Energia S.A.	1,626
1,742,000	e	CT Environmental Group Ltd	349
15,901	e	Delta Natural Gas Co, Inc	466
1,440,807		Dominion Resources, Inc	110,351
739,557	*,g	DONG Energy A.S.	27,975
480,840		Drax Group plc	2,236
986,264	e	DTE Energy Co	97,157
2,559,220	e	DUET Group (ASE Exchange)	5,054
1,707,899		Duke Energy Corp	132,567
320,886	*	Dynegy, Inc	2,715
1,217,023	*	E.CL SA	1,926
2,671,568		E.ON AG.	18,794
2,672		E1 Corp	139
230,800		Eastern Water Resources Development and Management PCL	76
918,279		Edison International	66,107
1,600,305		EDP - Energias do Brasil S.A.	6,576
146,888		El Paso Electric Co	6,830
261,500		Electric Power Development Co	6,002
927,784	e	Electricite de France	9,440
22,300		Electricity Generating PCL	124
87,000		Eletropaulo Metropolitana de Sao Paulo S.A.	301
25,961	e	Elia System Operator S.A.	1,357
44,495		Emera, Inc	1,504
89,849		Empire District Electric Co	3,063
3,934,705	*	Empresa Nacional de Electricidad S.A.	2,596
110,930		Enagas	2,811
837,262	e	Endesa S.A.	17,707
207,209	*	Enea S.A.	470
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,374,315		Enel S.p.A.	$49,998
195,829		Energa S.A.	426
5,965,390		Energias de Portugal S.A.	18,156
1		Energix-Renewable Energies Ltd	0	^
612,936	*,e	Energy World Corp Ltd	115
23,594,168		Enersis Chile S.A.	2,184
53,327,249		Enersis S.A.	8,668
189,941		Engie Brasil Energia S.A.	2,038
945,228		ENN Energy Holdings Ltd	3,873
426,847		Entergy Corp	31,360
222,900		Equatorial Energia S.A.	3,719
38,900	e	eRex Co Ltd	1,124
40,055		ERG S.p.A.	430
154,177	e	ERM Power Ltd	143
313,440		Eversource Energy	17,311
73,373		EVN AG.	865
2,527,972		Exelon Corp	89,718
3,277,834	m	Federal Grid Co Unified Energy System JSC (ADR)	5,425
202,348	*,m	Ferroglobe plc	0
3,446,500		First Gen Corp	1,525
671,550		First Philippine Holdings Corp	917
1,232,776		FirstEnergy Corp	38,179
461,482		Fortis, Inc	14,250
253,198		Fortum Oyj	3,870
514,760		GAIL India Ltd	3,322
642,300		Gas Malaysia BHD	354
208,460		Gas Natural SDG S.A.	3,922
2,669,158		Gaz de France	33,976
1,115,594		Genesis Energy Ltd	1,627
88,041		Genie Energy Ltd	506
1,118,900		Global Power Synergy Co Ltd (Foreign)	1,162
19,171	e	Global Water Resources, Inc	174
2,022,171		Glow Energy PCL (Foreign)	4,455
426,038		Great Plains Energy, Inc	11,652
3,295,066	e	Guangdong Investments Ltd	4,339
64,330		Gujarat Gas Co Ltd	495
125,153		Gujarat State Petronet Ltd	257
158,993		Hawaiian Electric Industries, Inc	5,258
1,224,434		Hera S.p.A.	2,818
3,071,052	e,g	HK Electric Investments & HK Electric Investments Ltd	2,532
221,400		Hokkaido Electric Power Co, Inc	1,726
135,342		Hokuriku Electric Power Co	1,514
6,560,252		Hong Kong & China Gas Ltd	11,587
1,682,319	e	Hong Kong Electric Holdings Ltd	14,799
404,830	*	Huadian Energy Co Ltd	202
2,424,000		Huadian Fuxin Energy Corp Ltd	535
200,000		Huadian Power International Co	90
5,573,756		Huaneng Power International, Inc	3,679
4,678,000		Huaneng Renewables Corp Ltd	1,512
135,949	g	Hydro One Ltd	2,388
1,441,400	e	Hyflux Ltd	513
7,653,690		Iberdrola S.A.	50,115
155,291		Idacorp, Inc	12,509
71,572	*	Indiabulls Infrastructure and Power Ltd	3
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
49,123		Indraprastha Gas Ltd	$663
2,259,000	e	Infraestructura Energetica ,NV SAB de C.V.	9,844
1,871,579		Infratil Ltd	3,575
139,560	e	Innergex Renewable Energy, Inc	1,458
138,365	*	Innogy SE	4,808
1,027,900		Inter Far East Energy Corp	107
206,745		Interconexion Electrica S.A.	687
1,006,476		Inversiones Aguas Metropolitanas S.A.	1,452
2,291,150		Iride S.p.A.	3,753
21,331	e	iShares NASDAQ Biotechnology ETF	5,661
709,556	*	Italgas S.p.A	2,792
94,116		Just Energy Income Fund	515
11,500		K&O Energy Group, Inc	181
1,916,000	e,g	Kangda International Environmental Co Ltd	497
1,226,915	*	Kansai Electric Power Co, Inc	13,375
9,435	*	Kenon Holdings Ltd	110
2,700,000	*	Kong Sun Holdings Ltd	118
16,720		Korea District Heating Corp	942
467,271		Korea Electric Power Corp	17,045
28,510		Korea Gas Corp	1,144
1,966		KyungDong City Gas Co Ltd	125
679,877		Kyushu Electric Power Co, Inc	7,365
74,600		Light S.A.	397
21,265	*	Mahanagar Gas Ltd	246
1,898,900		Manila Water Co, Inc	1,107
565,774		MDU Resources Group, Inc	16,277
1,283,936	*	Meridian Energy Ltd	2,316
74,136	e	MGE Energy, Inc	4,841
59,972		Middlesex Water Co	2,575
572,993		Mighty River Power Ltd	1,177
129,536	e	National Fuel Gas Co	7,337
5,189,878		National Grid plc	60,637
184,984	e	New Jersey Resources Corp	6,567
1,109,537		NEX Group plc	6,352
2,288,101		NextEra Energy, Inc	273,337
1,068,069		NiSource, Inc	23,647
102,280	e	Northland Power Income Fund	1,775
86,391		Northwest Natural Gas Co	5,166
104,761		NorthWestern Corp	5,958
486,997		NRG Energy, Inc	5,971
429,678		NRG Yield, Inc (Class A)	6,600
202,878		NRG Yield, Inc (Class C)	3,205
2,798,481		NTPC Ltd	6,781
620,950		OGE Energy Corp	20,771
291,600	*	Okinawa Electric Power Co, Inc	6,551
128,583		ONE Gas, Inc	8,224
98,031		Ormat Technologies, Inc	5,256
0		Ormat Technologies, Inc (Foreign)	0	^
1,915,188		Osaka Gas Co Ltd	7,349
93,642	e	Otter Tail Corp	3,821
298,221	*,e	Pampa Energia S.A. (ADR)	10,381
228,189	e	Pattern Energy Group, Inc	4,333
632,792		Pennon Group plc	6,440
919,091		Petronas Gas BHD	4,355
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,852,640		PG&E Corp	$173,355
473,277		Pinnacle West Capital Corp	36,930
322,938		PNM Resources, Inc	11,077
11,311,894		PNOC Energy Development Corp	1,171
901,675		Polska Grupa Energetyczna S.A.	2,249
191,022		Portland General Electric Co	8,277
1,978,768		PPL Corp	67,377
12,737,532		PT Perusahaan Gas Negara Persero Tbk	2,541
2,028,867	*	PTC India Ltd	2,191
113,784	*	Public Power Corp	346
806,032		Public Service Enterprise Group, Inc	35,369
56,247	*	Qatar Electricity & Water Co	3,509
1,023,998		Red Electrica Corp S.A.	19,292
205,373	e	Redes Energeticas Nacionais S.A.	583
426,485	*	Reliance Energy Ltd	2,924
20,315	m	Rosseti PJSC (ADR)	76
73,237		Rubis	6,032
2,505,186	e	RusHydro PJSC (ADR)	3,645
476,141	*	RWE AG.	5,908
1,208,643		Saeta Yield S.A.	10,332
8,268		Samchully Co Ltd	694
150,500		Scan Inter PCL	38
163,718		SCANA Corp	11,997
56,702	e,g	Scatec Solar ASA	253
269,028		Scottish & Southern Energy plc	5,137
49,004		Sechilienne-Sidec	853
1,459,245		Sempra Energy	146,858
298,391		Severn Trent plc	8,155
171,800	*	Shanghai Lingyun Industries Development Co Ltd	193
204,300		Shikoku Electric Power Co, Inc	2,065
142,700		Shizuoka Gas Co Ltd	1,006
2,381,280	*	SIIC Environment Holdings Ltd	962
49,309		SJW Corp	2,760
3,874,156		Snam Rete Gas S.p.A.	15,934
128,000	*,m	Sound Global Ltd	0	^
217,582		South Jersey Industries, Inc	7,330
1,812,240		Southern Co	89,144
199,958		Southwest Gas Corp	15,321
12,195	e	Spark Energy, Inc	370
2,095,880		Spark Infrastructure Group	3,595
388,600		SPCG PCL	232
127,108		Spire, Inc	8,205
1,216,718		Suez Environnement S.A.	17,928
390,955	e	Superior Plus Corp	3,713
340,450		Taiwan Cogeneration Corp	236
384,300		Taliworks Corp BHD	123
1,386,502		Tata Power Co Ltd	1,547
1,970,475	*	Tauron Polska Energia S.A.	1,341
147,188		Telecom Plus plc	2,133
4,475,841		Tenaga Nasional BHD	13,858
46,011		Terna Energy S.A.	136
749,607		Terna Rete Elettrica Nazionale S.p.A.	3,428
193,202		TerraForm Global, Inc	763
251,532	*,e	TerraForm Power, Inc	3,222
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
521,900		Thai Solar Energy PCL	$89
1,032,400		Thai Tap Water Supply PCL	308
1,598,000		Tianjin Development Hldgs Ltd	836
693,876		Toho Gas Co Ltd	5,636
902,294		Tohoku Electric Power Co, Inc	11,374
1,773,019	*	Tokyo Electric Power Co, Inc	7,136
2,265,813		Tokyo Gas Co Ltd	10,228
217,482	*	Torrent Power Ltd	572
3,013,828	e	Towngas China Co Ltd	1,582
247,858		TransAlta Corp	1,372
251,217	e	TransAlta Renewables, Inc	2,683
273,516	e	UGI Corp	12,604
188,852	*	Uniper SE	2,599
3,254,000	*,e	United Photovoltaics Group Ltd	305
601,033		United Utilities Group plc	6,662
34,077		Unitil Corp	1,545
34,593		VA Tech Wabag Ltd	238
31,174	e	Valener, Inc	487
25,000	e	Vanguard FTSE Developed Markets ETF	914
155,399		Vectren Corp	8,104
1,226,771		Veolia Environnement	20,845
50,141	*,e	Vivint Solar, Inc	128
1,481,344		VPC Specialty Lending Investments plc	1,424
348,094		WEC Energy Group, Inc	20,416
207,033		Westar Energy, Inc	11,666
107,777		WGL Holdings, Inc	8,221
3,409,398		Xcel Energy, Inc	138,763
29,728		York Water Co	1,136
2,788,285		YTL Corp BHD	963
2,776,550		YTL Power International BHD	922
203,000	e	Yunnan Water Investment Co Ltd	106
263,591	*	Zorlu Enerji Elektrik Uretim AS	107
		TOTAL UTILITIES	3,250,411
		TOTAL COMMON STOCKS	112,343,060
		(Cost $102,617,999)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
2,000		S&P 500 Index	110
		TOTAL DIVERSIFIED FINANCIALS	110

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,000		Cigna Corp	1
1,000		Edwards Lifesciences Corp	0	^
1,000		Humana, Inc	0	^
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

MATERIALS - 0.0%
2,000		Monsanto Co	6
		TOTAL MATERIALS	6
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,500		Celgene Corp	$29
3,000		Johnson & Johnson	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29
		TOTAL PURCHASED OPTIONS	146
		(Cost $180)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
8,982,983		ITAUSA Investimentos Itau PR	22,796
		TOTAL BANKS	22,796

CAPITAL GOODS - 0.0%
4,779		Villeroy & Boch AG	73
		TOTAL CAPITAL GOODS	73

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,686
		TOTAL DIVERSIFIED FINANCIALS	1,686

MATERIALS - 0.0%
292,716	*,m	Advanta Ltd	57
		TOTAL MATERIALS	57

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	17
		TOTAL REAL ESTATE	17
		TOTAL PREFERRED STOCKS	24,629
		(Cost $29,984)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
337,928		Tata Motors Ltd (DVR)	1,482
		TOTAL AUTOMOBILES & COMPONENTS	1,482

BANKS - 0.0%
30,053	m	Commercial Bank QSC	58
4,333,211	m	Credito Valtellinese SC	0
		TOTAL BANKS	58

CONSUMER SERVICES - 0.0%
2,289	e	Corporate Travel Management Ltd	6
		TOTAL CONSUMER SERVICES	6

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
244,517		Ezion Holdings Ltd	14
21,016	m	Petroleum Geo-Services ASA	16
1,541,330		Repsol S.A.	571
		TOTAL ENERGY	601
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 0.0%
135,947	*,m	Safeway Casa Ley	$12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	1
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
153	e	Asterias Biotherapeutics, Inc	0	^
2,121	e	BioTime, Inc	2
481,865		Faes Farma S.A.	46
55,620	m	Forest Laboratories, Inc CVR	53
17,790	m	Omthera Pharmaceuticals, Inc	11
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	142

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	0
214,133	m	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	18
		TOTAL REAL ESTATE	18

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	494

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

UTILITIES - 0.0%
1,815,000	m	Enerchina Holdings Ltd	10
560,500	m	Estia Health Ltd	200
		TOTAL UTILITIES	210

		TOTAL RIGHTS / WARRANTS	3,036
		(Cost $2,733)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.0%
$50,000,000	Federal Home Loan Bank (FHLB)	0.420%	01/13/17	49,995
21,000,000	FHLB	0.480	01/25/17	20,995
	TOTAL GOVERNMENT AGENCY DEBT			70,990
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TREASURY DEBT - 0.5%
$16,200,000	d	United States Treasury Bill	0.336%	01/05/17	$16,200
63,000,000	d	United States Treasury Bill	0.355	01/12/17	62,994
11,550,000		United States Treasury Bill	0.320-0.468	01/19/17	11,548
44,000,000		United States Treasury Bill	0.416	02/02/17	43,984
9,100,000		United States Treasury Bill	0.305-0.312	02/09/17	9,096
75,000,000		United States Treasury Bill	0.440	02/16/17	74,960
24,400,000	d	United States Treasury Bill	0.320	03/02/17	24,381
112,800,000	d	United States Treasury Bill	0.503	03/09/17	112,702
60,300,000	d	United States Treasury Bill	0.468	03/16/17	60,240
49,700,000	d	United States Treasury Bill	0.369	03/23/17	49,645
41,500,000		United States Treasury Bill	0.526	04/20/17	41,433
		TOTAL TREASURY DEBT			507,183

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
REPURCHASE AGREEMENT - 1.7%
219,000,000	r	Barclays	0.510	01/03/17	219,000
27,000,000	s	Citigroup	0.510	01/03/17	27,000
135,000,000	t	Citigroup	0.520	01/03/17	135,000
50,000,000	u	Citigroup	0.530	01/06/17	50,000
100,000,000	v	Citigroup	0.520	01/06/17	100,000
250,000,000	w	Goldman Sachs	0.540	01/05/17	250,000
88,000,000	x	HSBC	0.450	01/03/17	88,000
60,942,000	y	Merrill Lynch	0.500	01/03/17	60,942
220,000,000	z	Nomura	0.500	01/03/17	220,000
92,000,000	aa	Royal Bank of Scotland	0.500	01/03/17	92,000
400,000,000	ab	Royal Bank of Scotland	0.510	01/05/17	400,000
300,000,000	ac	Royal Bank of Scotland	0.520	01/05/17	300,000
		TOTAL REPURCHASE AGREEMENT			1,941,942

VARIABLE RATE SECURITIES - 0.1%
97,664,380	i	SLM Student Loan Trust 2007	0.922	01/25/19	96,778
		TOTAL VARIABLE RATE SECURITIES			96,778

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,038,720

		TOTAL SHORT-TERM INVESTMENTS			2,616,893
		(Cost $2,617,772)
		TOTAL INVESTMENTS - 101.7%			114,988,517
		(Cost $105,269,483)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(1,923,599)
		NET ASSETS - 100.0%			$113,064,918
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
DVR	Differential Voting Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producting
^	Amounts represent less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,293,953,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $462,886,000 or 0.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written contracts.
r	Agreement with Barclays, 0.51% dated 12/30/16 to be repurchased at $219,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $223,380,000.
s	Agreement with Citigroup, 0.51% dated 12/30/16 to be repurchased at $27,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $27,540,000.
t	Agreement with Citigroup, 0.52% dated 12/30/16 to be repurchased at $135,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $137,700,000.
u	Agreement with Citigroup, 0.53% dated 12/30/16 to be repurchased at $50,000,000 on 1/06/17, collateralized by U.S. Government Agency Securities valued at $51,000,000.
v	Agreement with Citigroup, 0.52% dated 12/30/16 to be repurchased at $100,000,000 on 1/06/17, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with Goldman Sachs, 0.54% dated 12/29/16 to be repurchased at $250,000,000 on 1/05/17, collateralized by U.S. Government Agency Securities valued at $255,000,000.
x	Agreement with HSBC, 0.45% dated 12/30/16 to be repurchased at $88,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $89,763,000.
y	Agreement with Merrill Lynch, 0.50% dated 12/30/16 to be repurchased at $60,942,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $62,161,000.
z	Agreement with Nomura, 0.50% dated 12/30/16 to be repurchased at $220,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $224,400,000.
aa	Agreement with Royal Bank of Scotland, 0.50% dated 12/30/16 to be repurchased at $92,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $93,844,000.
ab	Agreement with Royal Bank of Scotland, 0.51% dated 12/30/16 to be repurchased at $400,000,000 on 1/06/17, collateralized by U.S. Government Agency Securities valued at $408,005,000.
ac	Agreement with Royal Bank of Scotland, 0.52% dated 12/29/16 to be repurchased at $300,000,000 on 1/05/17, collateralized by U.S. Government Agency Securities valued at $306,002,000.

Cost amounts are in thousands.
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2016

	Value	% of total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$80,393,614	69.8%
TOTAL DOMESTIC	80,393,614	69.8

FOREIGN
ARGENTINA	24,290	0.0
AUSTRALIA	1,460,052	1.3
AUSTRIA	177,408	0.2
BELGIUM	218,412	0.2
BERMUDA	112,811	0.1
BRAZIL	581,765	0.5
CANADA	2,460,729	2.1
CAYMAN ISLANDS	4,873	0.0
CHILE	111,025	0.1
CHINA	2,012,762	1.8
COLOMBIA	43,898	0.0
CYPRUS	59	0.0
CZECH REPUBLIC	36,867	0.0
DENMARK	412,581	0.4
EGYPT	16,423	0.0
FAROE ISLANDS	5,806	0.0
FINLAND	262,029	0.2
FRANCE	2,603,955	2.3
GEORGIA	4,281	0.0
GERMANY	2,068,331	1.8
GREECE	29,473	0.0
GUERNSEY, C.I.	290	0.0
HONG KONG	826,946	0.7
HUNGARY	29,462	0.0
INDIA	714,328	0.6
INDONESIA	198,887	0.2
IRELAND	381,244	0.3
ISLE OF MAN	3,974	0.0
ISRAEL	181,702	0.2
ITALY	566,831	0.5
JAPAN	5,860,488	5.1
JERSEY, C.I.	12,874	0.0
JORDAN	3,109	0.0
KOREA, REPUBLIC OF	1,135,497	1.0
LUXEMBOURG	113,039	0.1
MACAU	5,341	0.0
MALAYSIA	177,711	0.2
MALTA	7,361	0.0
MEXICO	253,557	0.2
MONACO	4,855	0.0
NETHERLANDS	1,115,227	1.0
NEW ZEALAND	105,150	0.1
NORWAY	207,340	0.2
PANAMA	14,744	0.0
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PERU	$42,375	0.0%
PHILIPPINES	115,613	0.1
POLAND	72,726	0.1
PORTUGAL	54,646	0.0
PUERTO RICO	30,817	0.0
QATAR	51,048	0.0
ROMANIA	3,070	0.0
RUSSIA	333,676	0.3
SINGAPORE	539,274	0.5
SOUTH AFRICA	557,587	0.5
SPAIN	546,881	0.5
SWEDEN	540,157	0.5
SWITZERLAND	1,782,883	1.6
TAIWAN	1,088,154	0.9
THAILAND	203,223	0.2
TURKEY	85,805	0.1
UNITED ARAB EMIRATES	65,049	0.1
UNITED KINGDOM	3,898,063	3.4
URUGUAY	16,069	0.0
TOTAL FOREIGN	34,594,903	30.2

TOTAL PORTFOLIO	$114,988,517	100.0%
177

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.1%

ARGENTINA - 0.0%
6,126		Mercadolibre, Inc	$956
80,085	*,e	Pampa Energia S.A. (ADR)	2,788
		TOTAL ARGENTINA	3,744

AUSTRALIA - 1.7%
149,550		AGL Energy Ltd	2,379
676,453	e	Alumina Ltd	885
372,543		Amcor Ltd	4,010
946,733		AMP Ltd	3,434
124,792		APA Group	770
21,210		Aristocrat Leisure Ltd	237
321,889	*,m	Arrium Ltd	2
73,056		AusNet Services	83
1,410,885		Australia & New Zealand Banking Group Ltd	30,886
65,175		Australian Stock Exchange Ltd	2,335
14,843		Bank of Queensland Ltd	127
18,242		Bendigo Bank Ltd	167
1,981,143		BHP Billiton Ltd	35,492
671,443	e	BHP Billiton Ltd (ADR)	24,024
381,047		BHP Billiton plc	6,067
126,480	*	BlueScope Steel Ltd	841
40,214		Boral Ltd	157
278,541		Brambles Ltd	2,486
10,336		Caltex Australia Ltd	227
75,582		Challenger Financial Services Group Ltd	611
37,055		CIMIC Group Ltd	932
127,087		Coca-Cola Amatil Ltd	927
6,445		Cochlear Ltd	569
579,789		Commonwealth Bank of Australia	34,395
103,017		Computershare Ltd	924
14,294		Crown Resorts Ltd	119
119,317		CSL Ltd	8,629
78,784		Dexus Property Group	547
43,690	e	Domino’s Pizza Enterprises Ltd	2,043
94,113	e	DUET Group (ASE Exchange)	186
71,877		DuluxGroup Ltd	323
2,034	e	Flight Centre Travel Group Ltd	46
3,156,748		Fortescue Metals Group Ltd	13,192
281,990		GPT Group (ASE)	1,022
19,887		Harvey Norman Holdings Ltd	74
68,004		Healthscope Ltd	112
164,665		Incitec Pivot Ltd	426
622,862		Insurance Australia Group Ltd	2,686
172,490		Lend Lease Corp Ltd	1,813
70,186		Macquarie Goodman Group	360
178

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
64,980		Macquarie Group Ltd	$4,070
105,700		Medibank Pvt Ltd	215
1,096,207		Mirvac Group	1,683
830,144		National Australia Bank Ltd	18,337
333,200		Newcrest Mining Ltd	4,778
50,770	e	Oil Search Ltd	261
81,622		Orica Ltd	1,037
419,406		Origin Energy Ltd	1,984
189,414		Orora Ltd	407
72,671		Oxiana Ltd	411
3,596		Perpetual Trustees Australia Ltd	126
98,009		Qantas Airways Ltd	235
440,933		QBE Insurance Group Ltd	3,940
76,026		QR National Ltd	276
9,530		Ramsay Health Care Ltd	469
2,072		REA Group Ltd	82
327,765		Santos Ltd	944
1,741,353		Scentre Group	5,829
11,367		Seek Ltd	122
42,421		Shopping Centres Australasia Property Group	68
52,349		Sonic Healthcare Ltd	806
3,153,852		South32 Ltd	6,208
2,070,000		Star Entertainment Grp Ltd	7,704
954,123	e	Stockland Trust Group	3,152
419,366		Suncorp-Metway Ltd	4,083
750,418		Sydney Airport	3,239
30,908		Tabcorp Holdings Ltd	107
56,807		Tattersall’s Ltd	183
1,470,769		Telstra Corp Ltd	5,405
13,473	e	TPG Telecom Ltd	66
900,681		Transurban Group (ASE)	6,703
27,160		Treasury Wine Estates Ltd	209
188,278		Vicinity Centres	406
173,990		Virgin Australia Holdings Ltd	29
20,105		Vocus Communications Ltd	56
268,087		Wesfarmers Ltd	8,137
525,703		Westfield Corp	3,554
1,124,285		Westpac Banking Corp	26,391
156,845	e	Woodside Petroleum Ltd	3,513
248,659		Woolworths Ltd	4,316
14,169	*,e	WorleyParsons Ltd	99
		TOTAL AUSTRALIA	314,185

AUSTRIA - 0.2%
5,377		Andritz AG.	270
182,789		Erste Bank der Oesterreichischen Sparkassen AG.	5,344
65,989	*,e,m	Immoeast AG.	0
11,127		OMV AG.	392
7,189	*,e	Raiffeisen International Bank Holding AG.	131
93,412		Voestalpine AG.	3,653
1,718,287		Wienerberger AG.	29,835
		TOTAL AUSTRIA	39,625
179

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
BELGIUM - 0.1%
13,987		Ageas	$553
112,569		Anheuser-Busch InBev S.A.	11,915
2,712		Befimmo SCA Sicafi	152
10,943		Belgacom S.A.	315
1,739		Cofinimmo	199
4,552		Colruyt S.A.	225
63,522	e	Fagron NV	648
5,940		Groupe Bruxelles Lambert S.A.	498
18,096		KBC Groep NV	1,118
5,500		Solvay S.A.	643
3,809	*	Telenet Group Holding NV	211
25,554		UCB S.A.	1,635
6,669		Umicore	379
		TOTAL BELGIUM	18,491

BERMUDA - 0.1%
81,618	*	Arch Capital Group Ltd	7,043
148,443		Marvell Technology Group Ltd	2,059
25,932		RenaissanceRe Holdings Ltd	3,532
133,871	*	Third Point Reinsurance Ltd	1,546
		TOTAL BERMUDA	14,180

BRAZIL - 0.4%
888,866	*	Banco Itau Holding Financeira S.A.	9,219
484,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	8,138
1,070,000		Cyrela Brazil Realty S.A.	3,365
1,632,726	*	Itau Unibanco Banco Multiplo S.A. (ADR)	16,784
575,000	*,e	Petroleo Brasileiro S.A. (ADR)	5,813
7,665,000		Via Varejo S.A.	25,259
		TOTAL BRAZIL	68,578

CANADA - 3.4%
10,421		Agnico-Eagle Mines Ltd	438
48,002	e	Agrium, Inc	4,825
757,773		Alimentation Couche Tard, Inc	34,360
7,587	e	AltaGas Income Trust	192
16,633		ARC Resources Ltd	286
75,884		Atco Ltd	2,524
151,725	*	Bank of Montreal	10,913
308,501		Bank of Nova Scotia	17,178
201,288		Barrick Gold Corp (Canada)	3,222
138,236		BCE, Inc	5,975
23,233	*	Blackberry Ltd (New)	160
11,222		Boardwalk Real Estate Investment Trust	407
718,254	*	Bombardier, Inc	1,155
153,894		Brookfield Asset Management, Inc	5,078
12,769		CAE, Inc	179
273,107	e	Cameco Corp (Toronto)	2,856
4,016		Canadian Apartment Properties REIT	94
120,251		Canadian Imperial Bank of Commerce/Canada	9,812
183,460		Canadian National Railway Co	12,347
811,472		Canadian Natural Resources Ltd (Canada)	25,861
180

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
65,670		Canadian Pacific Railway Ltd (Toronto)	$9,369
2,431		Canadian Real Estate Investment Trust	84
51,203		Canadian Tire Corp Ltd	5,311
6,051		Canadian Utilities Ltd	163
220,617		Cara Operations Ltd	4,100
2,906		CCL Industries	571
390,000	*	Celestica, Inc	4,621
2,093,709		Cenovus Energy, Inc (Toronto)	31,656
10,310	*	CGI Group, Inc	495
11,400		CI Financial Corp	245
6,575		Constellation Software, Inc	2,988
51,312		Crescent Point Energy Corp	697
348,160		Dollarama, Inc	25,511
31,242		Eldorado Gold Corp	100
293,091	e	Element Financial Corp	2,720
2,340		Emera, Inc	79
7,976		Empire Co Ltd	93
243,377		Enbridge, Inc	10,242
123,334		EnCana Corp	1,448
3,390		Fairfax Financial Holdings Ltd	1,637
16,313		Finning International, Inc	319
5,743		First Capital Realty, Inc	88
129,046		First Quantum Minerals Ltd	1,283
18,834		Fortis, Inc	582
72,534		Franco-Nevada Corp	4,337
52,441		George Weston Ltd	4,437
103,102		Gildan Activewear, Inc	2,618
39,893		Goldcorp, Inc	543
50,902		Great-West Lifeco, Inc	1,333
20,844		H&R Real Estate Investment Trust	347
16,688	*	Husky Energy, Inc	202
7,563	g	Hydro One Ltd	133
47,142	e	IGM Financial, Inc	1,341
49,182		Imperial Oil Ltd	1,711
70,781		Industrial Alliance Insurance and Financial Services, Inc	2,815
59,928		Intact Financial Corp	4,289
16,565		Inter Pipeline Ltd	366
36,383		Jean Coutu Group PJC, Inc	567
104,490		Keyera Corp	3,149
185,298	*	Kinaxis, Inc	8,626
58,256	*	Kinross Gold Corp	182
132,380		Linamar Corp	5,688
69,784		Loblaw Cos Ltd	3,682
123,448	*	Magna International, Inc	5,360
160,000		Magna International, Inc (Class A)	6,944
376,600		Manulife Financial Corp	6,706
2,923,827	*,e	MEG Energy Corp	20,100
8,115		Methanex Corp	356
356,330		Metro, Inc	10,658
42,662		National Bank of Canada	1,733
12,434		Onex Corp	846
178,506		Open Text Corp	11,024
93,907		Pembina Pipeline Income Fund	2,935
181

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,773	e	Peyto Exploration & Development Corp	$192
152,712		Potash Corp of Saskatchewan	2,763
47,422		Power Corp Of Canada	1,061
145,171	e	Power Financial Corp	3,629
77,387	e	PrairieSky Royalty Ltd	1,841
1,599		Restaurant Brands International LP	77
176,715		Restaurant Brands International, Inc	8,422
15,660		Restaurant Brands International, Inc (Toronto)	746
46,796		RioCan Real Estate Investment Trust	928
124,647		Rogers Communications, Inc (Class B)	4,808
561,857	*	Royal Bank of Canada	38,026
72,134		Saputo, Inc	2,552
111,984	*	Seven Generations Energy Ltd	2,611
19,416		Shaw Communications, Inc (B Shares)	390
275,267		Silver Wheaton Corp	5,318
14,716		Smart Real Estate Investment Trust	354
7,229		SNC-Lavalin Group, Inc	311
440,336	*,g	Spin Master Corp	10,557
155,466		Sun Life Financial, Inc	5,969
1,610,956		Suncor Energy, Inc	52,673
203,523		Teck Cominco Ltd	4,073
9,307		TELUS Corp	296
352,941		TFI International, Inc	9,171
1,312,716		Toronto-Dominion Bank	64,744
243,468	*	Tourmaline Oil Corp	6,512
320,438	e	TransCanada Corp	14,449
45,860	*	Turquoise Hill Resources Ltd	147
14,746	e	Veresen, Inc	144
70,551		Vermilion Energy, Inc	2,968
26,364		Waste Connections, Inc	2,072
68,806		West Fraser Timber Co Ltd	2,460
180,000		WestJet Airlines Ltd	3,089
41,528	e	Yamana Gold, Inc	117
		TOTAL CANADA	608,762

CHILE - 0.0%
29,552		Antofagasta plc	245
171,793		Sociedad Quimica y Minera de Chile S.A. (ADR)	4,922
		TOTAL CHILE	5,167

CHINA - 0.2%
117,860	*	Alibaba Group Holding Ltd (ADR)	10,349
30,471	*	Baidu, Inc (ADR)	5,010
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	283
7,346,800		China Everbright International Ltd	8,287
1,300,255	*	China New Town Development Co Ltd	67
934,995		China Overseas Land & Investment Ltd	2,460
203,000		CNOOC Ltd	252
3,666,500	*,e,m	Intime Retail Group Co Ltd	3,312
84,259	*	JD.com, Inc (ADR)	2,143
182

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,445,612		Sino-Ocean Land Holdings Ltd	$1,090
254,500		Tencent Holdings Ltd	6,171
70,749		Yangzijiang Shipbuilding	40
245,629	*,e	ZTO Express Cayman, Inc (ADR)	2,965
		TOTAL CHINA	42,441

CZECH REPUBLIC - 0.0%
1,134,176	*,g	Moneta Money Bank AS.	3,657
		TOTAL CZECH REPUBLIC	3,657

DENMARK - 0.9%
284		AP Moller - Maersk AS (Class A)	428
461		AP Moller - Maersk AS (Class B)	735
7,578		Carlsberg AS (Class B)	653
6,867		Christian Hansen Holding	380
8,698		Coloplast AS	586
645,133		Danske Bank AS	19,518
1,146,118	*,g	DONG Energy A.S.	43,354
225,331		DSV AS	10,007
4,107	*	Genmab AS	680
82,850		GN Store Nord	1,713
741,953	*	H Lundbeck AS	30,124
11,647		ISS A.S.	392
909,512		Novo Nordisk AS	32,626
16,609		Novozymes AS	571
87,970		Pandora AS	11,484
180,000		Sydbank AS	5,577
58,290	*	TDC AS	299
7,709		Tryg A.S.	139
15,837		Vestas Wind Systems AS	1,026
7,766	*	William Demant Holding A.S.	135
		TOTAL DENMARK	160,427

FINLAND - 0.6%
152,591		Amer Sports Oyj (A Shares)	4,049
9,996		Elisa Oyj (Series A)	325
32,460		Fortum Oyj	496
352,600		Huhtamaki Oyj	13,068
50,000		Kesko Oyj (B Shares)	2,495
24,369		Kone Oyj (Class B)	1,089
8,421		Metso Oyj	240
259,392		Neste Oil Oyj	9,926
3,691,052		Nokia Oyj (Turquoise)	17,703
8,159		Nokian Renkaat Oyj	303
7,180		Orion Oyj (Class B)	319
1,693,600	*	Outokumpu Oyj	15,080
681,638		Sampo Oyj (A Shares)	30,471
39,009		Stora Enso Oyj (R Shares)	417
38,194		UPM-Kymmene Oyj	934
10,565		Wartsila Oyj (B Shares)	474
		TOTAL FINLAND	97,389
183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
FRANCE - 3.3%
379,792		Accor S.A.	$14,148
2,140		Aeroports de Paris	229
27,841		Air Liquide	3,096
11,345	*	Alstom RGPT	312
461,269		Arkema	45,089
6,363		Atos Origin S.A.	671
369,700		AXA S.A.	9,320
627,052		BNP Paribas	39,904
62,509		Bollore	220
100,098		Bouygues S.A.	3,583
19,340		Bureau Veritas S.A.	374
11,802		Cap Gemini S.A.	994
40,472		Carrefour S.A.	974
3,975		Casino Guichard Perrachon S.A.	190
3,914		Christian Dior S.A.	820
12,307		CNP Assurances	228
751,160		Compagnie de Saint-Gobain	34,942
145,796		Credit Agricole S.A.	1,805
164		Dassault Aviation S.A.	183
88,821		Dassault Systemes S.A.	6,761
14,470		Edenred	287
4,293		Eiffage S.A.	299
18,382	e	Electricite de France	187
28,069		Essilor International S.A.	3,167
2,866		Eurazeo	168
138,286		European Aeronautic Defence and Space Co	9,134
12,759		Eutelsat Communications	247
539,994		Faurecia	20,916
2,469		Fonciere Des Regions	215
988,827	*	France Telecom S.A.	14,995
715,566		Gaz de France	9,108
6,581		Gecina S.A.	909
586,951		Groupe Danone	37,141
32,540		Groupe Eurotunnel S.A.	309
1,896		Hermes International	778
6,617		Icade	472
1,833		Iliad S.A.	352
2,683		Imerys S.A.	203
4,036		Ingenico	322
190,217		JC Decaux S.A.	5,593
5,454		Kering	1,223
30,963		Klepierre	1,215
7,834		Lagardere S.C.A.	217
19,493		Legrand S.A.	1,106
138,734		L’Oreal S.A.	25,286
40,479		LVMH Moet Hennessy Louis Vuitton S.A.	7,718
99,793		Michelin (C.G.D.E.) (Class B)	11,093
65,198		Natixis	367
6,211	*	Numericable-SFR SAS	175
31,257		Pernod-Ricard S.A.	3,383
34,733	*	Peugeot S.A.	566
13,748		Publicis Groupe S.A.	947
1,299		Remy Cointreau S.A.	111
184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
192,923		Renault S.A.	$17,135
495,059		Rexel S.A.	8,134
22,432		Safran S.A.	1,613
224,662		Sanofi-Aventis	18,167
766,275		Schneider Electric S.A.	53,232
11,944		SCOR SE	412
1,629		SEB S.A.	221
2,032		Societe BIC S.A.	276
385,178		Societe Generale	18,946
6,871		Sodexho Alliance S.A.	789
567,273		Suez Environnement S.A.	8,358
7,712		Technip S.A.	549
314,852		Teleperformance	31,566
7,561		Thales S.A.	733
1,367,111		Total S.A.	70,122
13,877		Unibail-Rodamco	3,307
389,668		Valeo S.A.	22,370
160,118		Veolia Environnement	2,721
292,912		Vinci S.A.	19,925
73,957		Vivendi Universal S.A.	1,403
2,084		Wendel	251
14,071		Zodiac S.A.	323
		TOTAL FRANCE	602,605

GERMANY - 2.4%
101,014		Adidas-Salomon AG.	15,932
112,909		Allianz AG.	18,634
303,672		Alstria Office REIT-AG.	3,800
2,872		Axel Springer AG.	139
267,820		BASF SE	24,821
352,962		Bayer AG.	36,773
24,828		Bayerische Motoren Werke AG.	2,312
2,738		Bayerische Motoren Werke AG. (Preference)	209
226,118		Beiersdorf AG.	19,154
625,000		Borussia Dortmund GmbH & Co KGaA	3,458
11,161		Brenntag AG.	619
77,603		Commerzbank AG.	591
62,600		Continental AG.	12,060
4,827	g	Covestro AG.	330
124,256		Daimler AG. (Registered)	9,222
56,707		Deutsche Annington Immobilien SE	1,841
796,290	*	Deutsche Bank AG.	14,413
163,407	*	Deutsche Bank AG.	2,964
512		Deutsche Boerse AG.	41
166,759	*	Deutsche Boerse AG. (Tender)	13,570
15,402		Deutsche Lufthansa AG.	199
69,824		Deutsche Post AG.	2,290
1,353,985		Deutsche Telekom AG.	23,231
39,731	e	Deutsche Wohnen AG.	1,246
65,000		Duerr AG.	5,212
300,944		E.ON AG.	2,117
12,014		Evonik Industries AG.	358
2,977		Fraport AG. Frankfurt Airport Services Worldwide	176
185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
180,000		Freenet AG.	$5,059
122,166		Fresenius Medical Care AG.	10,326
56,605		Fresenius SE	4,416
4,833		Fuchs Petrolub AG. (Preference)	202
13,129		GEA Group AG.	527
74,413		Hannover Rueckversicherung AG.	8,039
10,566		HeidelbergCement AG.	983
7,429		Henkel KGaA	773
12,813		Henkel KGaA (Preference)	1,525
1,595		Hochtief AG.	223
4,896		Hugo Boss AG.	299
388,159		Infineon Technologies AG.	6,714
9,539	*	Innogy SE	331
13,097	e	K&S AG.	312
6,662		Lanxess AG.	436
2,465	e	LEG Immobilien AG.	191
399,207		Linde AG.	65,485
2,330		MAN AG.	231
61,705		Merck KGaA	6,425
12,999		Metro AG.	432
41,578		Muenchener Rueckver AG.	7,853
6,805		Osram Licht AG.	356
177,246	*	Paion AG.	458
10,615		Porsche AG.	577
391,553		ProSiebenSat. Media AG.	15,072
72,571	*	RWE AG.	901
70,670		SAP AG.	6,113
12,554		Schaeffler AG.	185
222,632	*,g	Scout24 AG.	7,935
396,026		Siemens AG.	48,489
150,000		Software AG.	5,437
9,089		Symrise AG.	552
52,280		Telefonica Deutschland Holding AG.	223
26,191		ThyssenKrupp AG.	622
35,481		TUI AG. (DI)	508
8,942		United Internet AG.	349
6,903		Volkswagen AG.	991
8,348		Volkswagen AG. (Preference)	1,168
30,000		Wacker Chemie AG.	3,114
5,927	*,g	Zalando SE	226
		TOTAL GERMANY	429,770

HONG KONG - 0.8%
6,229,658		AIA Group Ltd	34,898
8,718		ASM Pacific Technology	92
143,751		Bank of East Asia Ltd	549
722,853		BOC Hong Kong Holdings Ltd	2,574
129,431	e	Cathay Pacific Airways Ltd	170
52,953		Cheung Kong Infrastructure Holdings Ltd	421
647,543		Cheung Kong Property Holdings Ltd	3,954
625,000		Chow Sang Sang Holding	1,158
648,043		CK Hutchison Holdings Ltd	7,315
522,954		CLP Holdings Ltd	4,796
186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
83,463		First Pacific Co	$58
92,803		Galaxy Entertainment Group Ltd	402
1,063,434	*	Global Brands Group Holding Ltd	141
553,000	*	Glorious Property Holdings Ltd	54
34,000		Hang Lung Group Ltd	118
3,193,664		Hang Lung Properties Ltd	6,734
376,172		Hang Seng Bank Ltd	6,976
507,017		Henderson Land Development Co Ltd	2,687
109,000	g	HK Electric Investments & HK Electric Investments Ltd	90
104,660		HKT Trust and HKT Ltd	128
2,600,272		Hong Kong & China Gas Ltd	4,593
316,988		Hong Kong Electric Holdings Ltd	2,789
144,148		Hong Kong Exchanges and Clearing Ltd	3,390
220,900		Hongkong Land Holdings Ltd	1,392
7,000	e	Hopewell Highway Infrastructure Ltd	4
219,547		Hutchison Port Holdings Trust	95
73,760		Hysan Development Co Ltd	304
9,500		Jardine Matheson Holdings Ltd	524
48,000		Kerry Logistics Network Ltd	60
602,674		Kerry Properties Ltd	1,630
1,297,027		Li & Fung Ltd	568
162,526		Link REIT	1,054
1,735,355		Melco Crown Entertainment Ltd (ADR)	27,592
385,112		MTR Corp	1,867
1,805,301		New World Development Co Ltd	1,902
440,800	*,e	Noble Group Ltd	51
51,128		NWS Holdings Ltd	83
166,262		PCCW Ltd	90
750,333		Sands China Ltd	3,237
41,992		Shangri-La Asia Ltd	44
158,000		Shun TAK Holdings Ltd	54
122,506		Sino Land Co	183
78,611		SJM Holdings Ltd	61
513,137		Sun Hung Kai Properties Ltd	6,462
117,128		Swire Pacific Ltd (Class A)	1,115
2,055,200		Swire Properties Ltd	5,658
51,402		Techtronic Industries Co	184
296,000	g	WH Group Ltd	239
1,021,674		Wharf Holdings Ltd	6,767
31,334		Wheelock & Co Ltd	176
27,912		Yue Yuen Industrial Holdings	101
		TOTAL HONG KONG	145,584

INDIA - 0.4%
160,000		Axis Bank Ltd	1,056
536,200		Bharat Petroleum Corp Ltd	5,009
133,600		Container Corp Of India Ltd	2,180
322,531	*	DEN Networks Ltd	319
4,652,349		DLF Ltd	7,614
415,000		HDFC Bank Ltd	7,358
1,050,000		Hindustan Petroleum Corp Ltd	6,809
340,382	*	IVRCL Infrastructures & Projects Ltd	22
15,854,409	*	Jain Irrigation Systems Ltd	20,510
187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
210,000		Lupin Ltd	$4,589
90,834		Prestige Estates Projects Ltd	227
1,217,892	*	Puravankara Projects Ltd	785
111,069		Reliance Industries Ltd	1,767
130,351		Shriram Transport Finance Co Ltd	1,635
315,343		Sobha Developers Ltd	1,138
934,451	*	Sunteck Realty Ltd	2,973
16,471,341	*	Unitech Ltd	972
65,000		Yes Bank Ltd	1,103
		TOTAL INDIA	66,066

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	1,484
		TOTAL INDONESIA	1,484

IRELAND - 0.9%
228,017	*	AerCap Holdings NV	9,488
11,611,105	*	Bank of Ireland	2,844
1,552,714		CRH plc	53,557
85,000		CRH plc (Ireland)	2,948
69,082		Experian Group Ltd	1,337
4,656,328		Green REIT plc	6,725
8,265,680		Hibernia REIT plc	10,711
147,992	*,m	Irish Bank Resolution Corp Ltd	0
17,640		James Hardie Industries NV	278
256,616		Kerry Group plc (Class A)	18,342
5,571		Paddy Power plc	593
4,593	*	Ryanair Holdings plc	70
327,568	*	Ryanair Holdings plc (ADR)	27,273
27,817		Shire plc (ADR)	4,739
977,088		Smurfit Kappa Group plc	22,377
92,881		XL Group Ltd	3,461
		TOTAL IRELAND	164,743

ISRAEL - 0.0%
2,629		Azrieli Group	114
159,877		Bank Hapoalim Ltd	949
208,287	*	Bank Leumi Le-Israel	856
148,392		Bezeq Israeli Telecommunication Corp Ltd	281
9,210	*	Check Point Software Technologies	778
1,694		Elbit Systems Ltd	171
2,758		Frutarom Industries Ltd	141
37,645		Israel Chemicals Ltd	154
23,168		Mizrahi Tefahot Bank Ltd	338
4,380		Nice Systems Ltd	301
85,855		Teva Pharmaceutical Industries Ltd (ADR)	3,112
		TOTAL ISRAEL	7,195

ITALY - 0.6%
4,000,000		A2A S.p.A.	5,166
84,566		Assicurazioni Generali S.p.A.	1,254
29,710		Autostrade S.p.A.	695
10,766,833		Banca Intesa S.p.A.	27,274
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
72,165		Banca Intesa S.p.A. RSP	$169
600,044		Banca Mediolanum S.p.A	4,304
392,358		Davide Campari-Milano S.p.A.	3,837
1,024,075		Enel S.p.A.	4,502
440,559		ENI S.p.A.	7,142
8,630		Ferrari NV	502
27,552	*	Finmeccanica S.p.A.	386
85,541		Fondiaria-Sai S.p.A	182
12,189		Luxottica Group S.p.A.	655
2,148,387		Mediobanca S.p.A.	17,538
885,240		Moncler S.p.A	15,382
1,449,603	g	OVS S.p.A	7,281
38,817	g	Poste Italiane S.p.A	258
1,079,300	e	Prada S.p.A	3,648
14,072		Prysmian S.p.A.	361
430,682	*,e	Saipem S.p.A.	241
177,895		Snam Rete Gas S.p.A.	732
454,274		Telecom Italia RSP	330
730,101	*,e	Telecom Italia S.p.A.	645
107,679		Terna Rete Elettrica Nazionale S.p.A.	492
372,345		UniCredit S.p.A	1,069
304,209	*	Yoox S.p.A	8,602
		TOTAL ITALY	112,647

JAPAN - 7.8%
1,400		ABC-Mart, Inc	79
20,500	*	Acom Co Ltd	90
370	*	Activia Properties Inc	1,742
8	*	Advance Residence Investment Corp	21
30,846		Aeon Co Ltd	436
54,452		AEON Financial Service Co Ltd	964
4,197		Aeon Mall Co Ltd	59
2,062	*	AEON REIT Investment Corp	2,257
7,400		Air Water, Inc	133
314,490		Aisin Seiki Co Ltd	13,608
126,175		Ajinomoto Co, Inc	2,539
27,005		Alfresa Holdings Corp	446
293,524		All Nippon Airways Co Ltd	790
566,929		Alps Electric Co Ltd	13,622
16,244		Amada Co Ltd	181
56,848		Aozora Bank Ltd	201
85,531		Asahi Breweries Ltd	2,693
223,005		Asahi Glass Co Ltd	1,513
319,134		Asahi Kasei Corp	2,777
171,700		Ashikaga Holdings Co Ltd	635
7,600		Asics Corp	151
471,946		Astellas Pharma, Inc	6,547
95,105		Bank of Kyoto Ltd	705
3,153		Benesse Holdings Inc	87
173	*	BLife Investment Corp	439
458,204		Bridgestone Corp	16,487
11,485		Brother Industries Ltd	206
16,700		Calbee, Inc	522
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
50,097		Canon, Inc	$1,411
9,633		Casio Computer Co Ltd	136
34,944		Central Japan Railway Co	5,737
155,562		Chiba Bank Ltd	954
202,066		Chubu Electric Power Co, Inc	2,812
61,858		Chugai Pharmaceutical Co Ltd	1,774
37,700		Chugoku Bank Ltd	541
63,666	*	Chugoku Electric Power Co, Inc	745
256,600	*	Concordia Financial Group Ltd	1,235
180,000		Cosmo Energy Holdings Co Ltd	2,524
6,068		Credit Saison Co Ltd	108
20,000		CyberAgent, Inc	492
281,300	*,e	CYBERDYNE, Inc	3,967
24,076		Dai Nippon Printing Co Ltd	238
13,746		Daicel Chemical Industries Ltd	151
1,911,600		Dai-ichi Mutual Life Insurance Co	31,783
51,694		Daiichi Sankyo Co Ltd	1,056
133,946		Daikin Industries Ltd	12,271
17,078		Daito Trust Construction Co Ltd	2,567
26,656		Daiwa House Industry Co Ltd	727
691,480		Daiwa Securities Group, Inc	4,258
123,000		Dena Co Ltd	2,688
219,487		Denso Corp	9,494
67,355		Dentsu, Inc	3,167
55,633		Don Quijote Co Ltd	2,053
142,082		East Japan Railway Co	12,250
31,828		Eisai Co Ltd	1,824
28,893		Electric Power Development Co	663
20,000	*,e	Euglena Co Ltd	220
3,944		FamilyMart Co Ltd	262
43,043	*	Fanuc Ltd	7,201
11,619		Fast Retailing Co Ltd	4,148
1,176,822	*	Fuji Electric Holdings Co Ltd	6,077
328,980		Fuji Heavy Industries Ltd	13,404
427,693		Fujifilm Holdings Corp	16,195
123,991		Fujitsu Ltd	687
172,733		Fukuoka Financial Group, Inc	766
1,583	*	GLP J-Reit	1,821
100,000		GMO internet, Inc	1,272
90,573		Hachijuni Bank Ltd	524
9,700		Hakuhodo DY Holdings, Inc	119
6,700		Hamamatsu Photonics KK	176
11,500		Hankyu Hanshin Holdings, Inc	368
700,000		Haseko Corp	7,097
1,032		Hikari Tsushin, Inc	96
71,882		Hino Motors Ltd	730
1,532		Hirose Electric Co Ltd	189
114,000		Hiroshima Bank Ltd	531
8,375		Hisamitsu Pharmaceutical Co, Inc	418
1,060,500		Hitachi Capital Corp	26,040
21,970		Hitachi Chemical Co Ltd	548
5,233	*	Hitachi Construction Machinery Co Ltd	113
150,600		Hitachi High-Technologies Corp	6,057
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
6,280,758	*	Hitachi Ltd	$33,867
9,100		Hitachi Metals Ltd	123
37,731	*	Hokuriku Electric Power Co	422
364,296		Honda Motor Co Ltd	10,636
11,412		Hoshizaki Electric Co Ltd	903
86,553	*	Hoya Corp	3,629
1,039	*	Hulic Reit, Inc	1,742
4,300		Idemitsu Kosan Co Ltd	114
6,929		Iida Group Holdings Co Ltd	131
574,800	e	Infomart Corp	3,354
43,710		Inpex Holdings, Inc	437
300		Invesco Office J-Reit, Inc	247
127,381		Isetan Mitsukoshi Holdings Ltd	1,372
5,077,878	*	Ishikawajima-Harima Heavy Industries Co Ltd	13,151
852,200	*,e	Istyle, Inc	6,032
28,800		Isuzu Motors Ltd	364
739,570		Itochu Corp	9,792
29,800		Itochu Techno-Science Corp	773
100,000	*	Itoham Yonekyu Holdings, Inc	925
266,100		J Front Retailing Co Ltd	3,583
226,615		Japan Airlines Co Ltd	6,613
2,303	e	Japan Airport Terminal Co Ltd	83
18,446		Japan Post Bank Co Ltd	221
21,540		Japan Post Holdings Co Ltd	268
119		Japan Prime Realty Investment Corp	469
97		Japan Real Estate Investment Corp	530
1,793		Japan Rental Housing Investments, Inc	1,203
689		Japan Retail Fund Investment Corp	1,397
467,640		Japan Tobacco, Inc	15,350
73,504		JFE Holdings, Inc	1,112
40,978		JGC Corp	742
9,186		JSR Corp	145
450,303		JTEKT Corp	7,180
548,112		JX Holdings, Inc	2,316
370,000		kabu.com Securities Co Ltd	1,271
212,372		Kajima Corp	1,467
6,934		Kakaku.com, Inc	115
54,372		Kamigumi Co Ltd	518
12,129		Kaneka Corp	99
295,774	*	Kansai Electric Power Co, Inc	3,224
9,814		Kansai Paint Co Ltd	181
297,185		Kao Corp	14,067
467,510		Kawasaki Heavy Industries Ltd	1,463
385,200		KDDI Corp	9,727
24,000		Keihan Electric Railway Co Ltd	157
99,622		Keihin Electric Express Railway Co Ltd	1,154
167,123		Keio Corp	1,373
6,613		Keisei Electric Railway Co Ltd	160
1,545		Kenedix Realty Investment Corp	8,888
281		Kenedix Retail REIT Corp	640
10,051		Keyence Corp	6,877
36,795		Kikkoman Corp	1,174
171,914		Kintetsu Corp	655
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
435,349		Kirin Brewery Co Ltd	$7,066
14,608	*	Kobe Steel Ltd	139
5,300		Koito Manufacturing Co Ltd	280
143,236		Komatsu Ltd	3,244
4,086		Konami Corp	165
22,020		Konica Minolta Holdings, Inc	218
1,428		Kose Corp	118
1,147,707		Kubota Corp	16,356
16,674		Kuraray Co Ltd	250
4,777		Kurita Water Industries Ltd	105
15,300		Kyocera Corp	759
312,289		Kyowa Hakko Kogyo Co Ltd	4,308
112,035		Kyushu Electric Power Co, Inc	1,214
76,500		Kyushu Financial Group, Inc	518
1,247		LaSalle Logiport REIT	1,180
3,080		Lawson, Inc	216
2,100	*	LINE Corp	72
12,000		Lion Corp	197
12,364		LIXIL Group Corp	280
53,640		M3, Inc	1,349
14,305		Mabuchi Motor Co Ltd	743
530,000		Maeda Corp	4,610
27,636		Makita Corp	1,847
810,572		Marubeni Corp	4,585
10,009		Marui Co Ltd	146
12,696		Maruichi Steel Tube Ltd	413
1,222,100		Matsui Securities Co Ltd	10,510
272,655		Matsushita Electric Industrial Co Ltd	2,765
358,815		Mazda Motor Corp	5,843
3,100	e	McDonald’s Holdings Co Japan Ltd	81
7,859		Mediceo Paltac Holdings Co Ltd	124
35,300		MEIJI Holdings Co Ltd	2,761
130		MID Reit, Inc	375
454,100		Minebea Co Ltd	4,237
20,241		Miraca Holdings, Inc	905
142,800		MISUMI Group, Inc	2,346
305,519		Mitsubishi Chemical Holdings Corp	1,975
330,311		Mitsubishi Corp	7,015
440,114		Mitsubishi Electric Corp	6,122
254,558		Mitsubishi Estate Co Ltd	5,057
47,080		Mitsubishi Gas Chemical Co, Inc	802
769,150		Mitsubishi Heavy Industries Ltd	3,497
5,262		Mitsubishi Logistics Corp	74
4,653		Mitsubishi Materials Corp	142
31,700		Mitsubishi Motors Corp	180
4,586,596		Mitsubishi UFJ Financial Group, Inc	28,287
22,100		Mitsubishi UFJ Lease & Finance Co Ltd	114
415,520		Mitsui & Co Ltd	5,694
204,140		Mitsui Chemicals, Inc	915
323,829		Mitsui Fudosan Co Ltd	7,497
54,499		Mitsui OSK Lines Ltd	150
168,809		Mitsui Sumitomo Insurance Group Holdings, Inc	5,228
73,475		Mitsui Trust Holdings, Inc	2,629
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,900		Mixi Inc	$69
5,031,556		Mizuho Financial Group, Inc	9,029
516,800	e	MonotaRO Co Ltd	10,538
376		Mori Hills REIT Investment Corp	508
72		Mori Trust Sogo Reit, Inc	114
205,735		Murata Manufacturing Co Ltd	27,473
5,339		Nabtesco Corp	124
193,000		Nagoya Railroad Co Ltd	932
9,206		Namco Bandai Holdings, Inc	253
643,615		NEC Corp	1,702
8,300		Nexon Co Ltd	120
184,631		NGK Insulators Ltd	3,574
8,393		NGK Spark Plug Co Ltd	186
49,217		Nidec Corp	4,237
16,481		Nikon Corp	256
89,098		Nintendo Co Ltd	18,521
194		Nippon Building Fund, Inc	1,075
20,313		Nippon Electric Glass Co Ltd	110
40,441		Nippon Express Co Ltd	217
7,944		Nippon Meat Packers, Inc	214
7,826		Nippon Paint Co Ltd	212
885		Nippon ProLogis REIT, Inc	1,810
67,501		Nippon Steel Corp	1,495
704,200		Nippon Telegraph & Telephone Corp	29,643
448,673		Nippon Yusen Kabushiki Kaisha	831
5,800		Nissan Chemical Industries Ltd	193
607,962		Nissan Motor Co Ltd	6,099
9,731		Nisshin Seifun Group, Inc	146
2,845		Nissin Food Products Co Ltd	149
3,700		Nitori Co Ltd	422
242,637		Nitto Denko Corp	18,577
56,753		NKSJ Holdings, Inc	1,917
4,655		NOK Corp	94
4,417,780		Nomura Holdings, Inc	26,119
4,974		Nomura Real Estate Holdings, Inc	84
636		Nomura Real Estate Master Fund, Inc	963
29,638		Nomura Research Institute Ltd	901
90,235		NSK Ltd	1,042
56,400		NTT Data Corp	2,725
1,231,900		NTT DoCoMo, Inc	28,020
140,496		Obayashi Corp	1,341
3,100		Obic Co Ltd	135
88,749		Odakyu Electric Railway Co Ltd	1,754
187,999		OJI Paper Co Ltd	765
410,942		Olympus Corp	14,159
92,213		Omron Corp	3,524
117,668	*	Ono Pharmaceutical Co Ltd	2,565
1,803		Oracle Corp Japan	91
161,100		Oriental Land Co Ltd	9,093
2,184,425		ORIX Corp	33,999
187		Orix JREIT, Inc	295
90,106		Osaka Gas Co Ltd	346
114,100		Osaka Securities Exchange Co Ltd	1,627
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,900		Otsuka Corp	$275
106,620		Otsuka Holdings KK	4,644
346,900		Park24 Co Ltd	9,394
21,100	e	Pola Orbis Holdings, Inc	1,740
35		Premier Investment Co	41
409,400		Rakuten, Inc	4,011
42,113		Recruit Holdings Co Ltd	1,688
1,572,072		Resona Holdings, Inc	8,057
371,382		Ricoh Co Ltd	3,137
1,612		Rinnai Corp	130
20,924		Rohm Co Ltd	1,200
1,144		Ryohin Keikaku Co Ltd	224
2,180		Sankyo Co Ltd	70
114,000		Santen Pharmaceutical Co Ltd	1,391
8,791		SBI Holdings, Inc	112
48,034		Secom Co Ltd	3,510
7,752		Sega Sammy Holdings, Inc	115
8,300		Seibu Holdings, Inc	149
13,600		Seiko Epson Corp	287
103,151		Sekisui Chemical Co Ltd	1,642
1,360,820		Sekisui House Ltd	22,609
244,212		Seven & I Holdings Co Ltd	9,287
26,300		Seven Bank Ltd	75
68,000	*	Sharp Corp	157
11,047		Shimadzu Corp	176
5,627		Shimamura Co Ltd	702
3,492		Shimano, Inc	547
1,612,962		Shimizu Corp	14,723
224,400		Shin-Etsu Chemical Co Ltd	17,366
445,778		Shinsei Bank Ltd	746
86,337		Shionogi & Co Ltd	4,126
17,393		Shiseido Co Ltd	440
125,301		Shizuoka Bank Ltd	1,052
62,528		Shoei Co Ltd	555
9,022		Showa Shell Sekiyu KK	84
12,691		SMC Corp	3,019
262,500	e	SMS Co Ltd	5,805
386,954		Softbank Corp	25,606
3,400		Sohgo Security Services Co Ltd	131
2,400,000		Sojitz Holdings Corp	5,811
2,980,282		Sony Corp	83,275
245,428		Sony Financial Holdings, Inc	3,826
157,015		Stanley Electric Co Ltd	4,278
450		Star Asia Investment Corp	376
7,600		Start Today Co Ltd	131
1,070,000		Sumco Corp	13,756
334,883		Sumitomo Chemical Co Ltd	1,587
198,163		Sumitomo Corp	2,326
7,563		Sumitomo Dainippon Pharma Co Ltd	130
167,224		Sumitomo Electric Industries Ltd	2,408
1,886,625		Sumitomo Heavy Industries Ltd	12,114
22,631		Sumitomo Metal Mining Co Ltd	289
1,113,190		Sumitomo Mitsui Financial Group, Inc	42,394
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
116,421		Sumitomo Realty & Development Co Ltd	$3,091
8,063		Sumitomo Rubber Industries, Inc	128
1,500		Sundrug Co Ltd	104
6,600		Suntory Beverage & Food Ltd	273
88,476		Suruga Bank Ltd	1,975
3,807		Suzuken Co Ltd	124
46,134		Suzuki Motor Corp	1,620
312,288		Sysmex Corp	18,044
216,631		T&D Holdings, Inc	2,859
55,000		Taiheiyo Cement Corp	173
227,368		Taisei Corp	1,588
4,856		Taisho Pharmaceutical Holdings Co Ltd	403
6,985		Taiyo Nippon Sanso Corp	81
980,100		Takara Leben Co Ltd	5,693
14,117		Takashimaya Co Ltd	116
185,748		Takeda Pharmaceutical Co Ltd	7,706
48,781		Tanabe Seiyaku Co Ltd	955
5,656		TDK Corp	388
9,022		Teijin Ltd	182
31,541		Terumo Corp	1,163
52,094		THK Co Ltd	1,150
249,878		Tobu Railway Co Ltd	1,239
5,375		Toho Co Ltd	152
17,000		Toho Gas Co Ltd	138
101,815		Tohoku Electric Power Co, Inc	1,283
345,464		Tokio Marine Holdings, Inc	14,144
205,600	*	Tokyo Base Co Ltd	3,656
433,368	*	Tokyo Electric Power Co, Inc	1,744
7,316		Tokyo Electron Ltd	688
974,924		Tokyo Gas Co Ltd	4,401
120,000		Tokyo Steel Manufacturing Co Ltd	916
25,300	e	Tokyo Tatemono Co Ltd	338
486,852		Tokyu Corp	3,573
21,000		Tokyu Fudosan Holdings Corp	124
77		Tokyu REIT, Inc	98
203,383		TonenGeneral Sekiyu KK	2,142
76,000		Topcon Corp	1,140
24,734		Toppan Printing Co Ltd	236
323,664		Toray Industries, Inc	2,614
186,554	*	Toshiba Corp	451
900,000		Tosoh Corp	6,349
6,942		Toto Ltd	274
7,639		Toyo Seikan Kaisha Ltd	142
4,299		Toyo Suisan Kaisha Ltd	156
183,197		Toyoda Gosei Co Ltd	4,276
7,893		Toyota Industries Corp	375
1,524,600		Toyota Motor Corp	89,385
10,294		Toyota Tsusho Corp	268
5,228		Trend Micro, Inc	186
5,100		Tsumura & Co	140
1,600		Tsuruha Holdings, Inc	151
33,612		Uni-Charm Corp	734
299		United Urban Investment Corp	456
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
10,330		USS Co Ltd	$164
27,307		West Japan Railway Co	1,673
313,338		Yahoo! Japan Corp	1,200
4,204		Yakult Honsha Co Ltd	195
28,931		Yamada Denki Co Ltd	156
44,406	e	Yamaguchi Financial Group, Inc	483
8,008		Yamaha Corp	244
13,291		Yamaha Motor Co Ltd	291
78,155		Yamato Transport Co Ltd	1,584
6,353	e	Yamazaki Baking Co Ltd	122
11,724		Yaskawa Electric Corp	182
10,610		Yokogawa Electric Corp	153
5,000		Yokohama Rubber Co Ltd	89
		TOTAL JAPAN	1,399,187

JERSEY, C.I. - 0.0%
6,594		Randgold Resources Ltd	507
		TOTAL JERSEY, C.I.	507

JORDAN - 0.0%
10,409	e	Hikma Pharmaceuticals plc	243
		TOTAL JORDAN	243

KOREA, REPUBLIC OF - 0.2%
29,000		Hanssem Co Ltd	4,768
128,225		Hyundai Motor Co	15,469
86,045	*	Osstem Implant Co Ltd	4,315
4,350		Samsung Electronics Co Ltd	6,474
20,000		Samsung Fire & Marine Insurance Co Ltd	4,444
		TOTAL KOREA, REPUBLIC OF	35,470

LUXEMBOURG - 0.3%
5,057,518	*	ArcelorMittal	37,160
2,436,775		B&M European Value Retail S.A.	8,349
789		Eurofins Scientific	336
4,668		Millicom International Cellular S.A.	199
48,616		RTL Group	3,562
26,407		SES Global S.A.	581
34,749		Tenaris S.A.	620
		TOTAL LUXEMBOURG	50,807

MACAU - 0.0%
31,792		MGM China Holdings Ltd	66
60,183	e	Wynn Macau Ltd	95
		TOTAL MACAU	161

MALAYSIA - 0.1%
8,333,325		Karex BHD	4,384
1,266,980		Public Bank BHD	5,570
1,200,000		Tenaga Nasional BHD	3,715
45,306	*	YNH Property BHD	15
		TOTAL MALAYSIA	13,684
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
MEXICO - 0.0%
15,129		Fresnillo plc	$225
227,257		Infraestructura Energetica ,NV SAB de C.V.	990
		TOTAL MEXICO	1,215

NETHERLANDS - 2.5%
1,968,162	g	ABN AMRO Group NV (ADR)	43,579
133,520		Aegon NV	733
17,993		Akzo Nobel NV	1,124
26,481	*	Altice NV (Class A)	524
7,768	*	Altice NV (Class B)	155
674,776		ASML Holding NV	75,622
44,600		ASML Holding NV (ADR)	5,004
6,392		Boskalis Westminster	222
12,951		DSM NV	776
906,895	g	Euronext NV	37,379
117,797		EXOR NV	5,066
5,714		Gemalto NV	330
7,129		Heineken Holding NV	496
62,877		Heineken NV	4,712
9,562,410		ING Groep NV	134,627
943,627		Koninklijke Ahold Delhaize NV	19,876
513,636		Koninklijke Philips Electronics NV	15,703
5,126		Koninklijke Vopak NV	242
22,315		NN Group NV	755
21,162	*	NXP Semiconductors NV	2,074
8,611		Randstad Holdings NV	466
1,011,607		Royal Dutch Shell plc (A Shares)	27,924
2,170,500		Royal Dutch Shell plc (B Shares)	62,363
843,477		Royal KPN NV	2,494
1,036,400	*	TomTom NV	9,311
25,521		Vastned Retail NV	990
191,818		Wolters Kluwer NV	6,938
		TOTAL NETHERLANDS	459,485

NEW ZEALAND - 0.0%
4,000,000		Air New Zealand Ltd	6,092
38,231		Auckland International Airport Ltd	166
22,715		Contact Energy Ltd	73
26,767		Fletcher Building Ltd	197
72,522		Kiwi Property Group Ltd	70
49,251	*	Meridian Energy Ltd	89
27,513		Mighty River Power Ltd	56
14,723		Ryman Healthcare Ltd	83
65,512		Telecom Corp of New Zealand Ltd	155
		TOTAL NEW ZEALAND	6,981

NORWAY - 0.5%
1,232,100		Det Norske Oljeselskap ASA	22,016
1,193,605		DNB NOR Holding ASA	17,720
13,702		Gjensidige Forsikring BA	217
98,198		Norsk Hydro ASA	469
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
60,303		Orkla ASA	$546
26,953		PAN Fish ASA	487
5,209		Schibsted ASA	119
6,632		Schibsted ASA (B Shares)	140
2,266,929		Statoil ASA	41,375
110,468		Telenor ASA	1,649
281,200		TGS Nopec Geophysical Co ASA	6,234
13,138		Yara International ASA	517
		TOTAL NORWAY	91,489

PERU - 0.0%
83,223		Southern Copper Corp (NY)	2,658
		TOTAL PERU	2,658

PHILIPPINES - 0.1%
42,845,940		Megaworld Corp	3,067
5,300,354		Metropolitan Bank & Trust	7,734
8,245,950		Robinsons Retail Holdings, Inc	12,311
		TOTAL PHILIPPINES	23,112

PORTUGAL - 0.1%
161,790		Energias de Portugal S.A.	492
232,018		Galp Energia SGPS S.A.	3,459
664,584		Jeronimo Martins SGPS S.A.	10,308
		TOTAL PORTUGAL	14,259

RUSSIA - 0.2%
2,688,517		Sberbank of Russian Federation (ADR)	30,956
203,100	*	X 5 Retail Group NV (GDR)	6,590
		TOTAL RUSSIA	37,546

SINGAPORE - 0.5%
168,645	e	Ascendas REIT	264
314,778		Broadcom Ltd	55,643
176,797		CapitaCommercial Trust	180
747,106		CapitaLand Ltd	1,553
516,117		CapitaMall Trust	669
154,700		City Developments Ltd	883
80,248		ComfortDelgro Corp Ltd	136
892,838		DBS Group Holdings Ltd	10,652
241,592		Genting Singapore plc	150
104,395		Global Logistic Properties	158
277,565		Golden Agri-Resources Ltd	82
3,566		Jardine Cycle & Carriage Ltd	101
337,568	e	Keppel Corp Ltd	1,344
54,756	e	Keppel Infrastructure Trust	18
79,650		K-REIT Asia	56
808,348		Oversea-Chinese Banking Corp	4,965
38,648		SembCorp Industries Ltd	76
286,485		SembCorp Marine Ltd	272
121,584		Singapore Airlines Ltd	810
26,000		Singapore Airport Terminal Services Ltd	87
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
462,443		Singapore Exchange Ltd	$2,280
431,925	e	Singapore Press Holdings Ltd	1,050
394,807		Singapore Technologies Engineering Ltd	877
2,781,391		Singapore Telecommunications Ltd	6,977
23,730		StarHub Ltd	46
78,300		Suntec Real Estate Investment Trust	89
311,336		United Overseas Bank Ltd	4,374
64,786		UOL Group Ltd	267
75,062		Wilmar International Ltd	186
41,600		Wing Tai Holdings Ltd	46
		TOTAL SINGAPORE	94,291

SOUTH AFRICA - 0.2%
24,729	e	Al Noor Hospitals Group plc	235
43,492		Investec plc	285
566,362		Mondi plc	11,566
32,300		Naspers Ltd (N Shares)	4,716
90,000		Sasol Ltd	2,583
1,014,797		Steinhoff International Holdings NV (GR)	5,224
		TOTAL SOUTH AFRICA	24,609

SPAIN - 0.8%
47,388		Abertis Infraestructuras S.A. (Continuous)	662
80,000		Acciona S.A.	5,876
14,343		ACS Actividades Construccion y Servicios S.A.	453
4,724	g	Aena S.A.	644
621,126		Amadeus IT Holding S.A.	28,171
730,219		Banco Bilbao Vizcaya Argentaria S.A.	4,921
366,673		Banco de Sabadell S.A.	509
235,513	e	Banco Popular Espanol S.A.	227
1,050,592		Banco Santander S.A.	5,465
359,012		Bankia S.A.	366
48,929		Bankinter S.A.	378
232,051		CaixaBank S.A.	765
80,801		Corp Mapfre S.A.	246
944,843		Distribuidora Internacional de Alimentacion S.A.	4,634
16,160		Enagas	410
716,941	e	Endesa S.A.	15,162
295,256		Ferrovial S.A.	5,266
25,554		Gas Natural SDG S.A.	481
300,000		Gestevision Telecinco S.A.	3,514
21,640		Grifols S.A.	430
2,812,789		Iberdrola S.A.	18,418
500,251		Industria De Diseno Textil S.A.	17,042
108,528	*,e,m	Let’s GOWEX S.A.	1
37,179		Merlin Properties Socimi S.A.	403
31,913		Red Electrica Corp S.A.	601
261,672		Repsol YPF S.A.	3,677
235,400		Tecnicas Reunidas S.A.	9,627
1,059,206		Telefonica S.A.	9,779
13,540		Zardoya Otis S.A.	114
		TOTAL SPAIN	138,242
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
SWEDEN - 0.7%
21,217		Alfa Laval AB	$350
372,141		Assa Abloy AB	6,886
48,783		Atlas Copco AB (A Shares)	1,480
27,732		Atlas Copco AB (B Shares)	754
29,799	*,e	Autoliv, Inc	3,372
610,870		Boliden AB	15,867
36,809		Castellum AB	504
17,394		Electrolux AB (Series B)	431
219,507		Ericsson (LM) (B Shares)	1,287
13,081		Fabege AB	213
13,453		Getinge AB (B Shares)	216
94,767		Hennes & Mauritz AB (B Shares)	2,627
303,860		Hexagon AB (B Shares)	10,822
29,973		Husqvarna AB (B Shares)	233
5,276	e	ICA Gruppen AB	161
12,236		Industrivarden AB	228
713,283	e	Intrum Justitia AB	24,048
303,126		Investment AB Kinnevik (B Shares)	7,240
32,665		Investor AB (B Shares)	1,217
200,000		JM AB	5,766
14,993		Kungsleden AB	95
2,757		Lundbergs AB (B Shares)	169
12,539	*	Lundin Petroleum AB	272
200,000		NCC AB (B Shares)	4,940
218,539		Nordea Bank AB	2,422
77,618		Sandvik AB	957
11,712	*	SAS AB	18
21,957		Securitas AB (B Shares)	344
351,131		Skandinaviska Enskilda Banken AB (Class A)	3,669
24,779		Skanska AB (B Shares)	583
29,050		SKF AB (B Shares)	533
43,445		Svenska Cellulosa AB (B Shares)	1,223
108,521		Svenska Handelsbanken AB	1,503
223,425		Swedbank AB (A Shares)	5,383
13,345		Swedish Match AB	423
27,324	e	Tele2 AB (B Shares)	218
362,132		TeliaSonera AB	1,455
725,774		Volvo AB (B Shares)	8,449
		TOTAL SWEDEN	116,358

SWITZERLAND - 2.9%
389,446		ABB Ltd	8,195
46,414		Actelion Ltd	10,030
307,773		Adecco S.A.	20,090
6,365		Aryzta AG.	280
55,653		Baloise Holding AG.	7,003
163		Barry Callebaut AG.	199
77,073		Cie Financiere Richemont S.A.	5,094
13,221		Coca-Cola HBC AG.	288
219,908		Credit Suisse Group	3,143
3,252	*	Dufry Group	405
600		EMS-Chemie Holding AG.	305
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
36,000		Flughafen Zuerich AG.	$6,671
281		Galenica AG.	317
2,745		Geberit AG.	1,099
8,000		Georg Fischer AG.	6,543
665		Givaudan S.A.	1,217
7,560,666	*	Glencore Xstrata plc	25,547
32,869		Holcim Ltd	1,725
16,028		Julius Baer Group Ltd	710
8,000		Kaba Holding AG.	5,939
3,854		Kuehne & Nagel International AG.	509
72		Lindt & Spruengli AG.	372
7		Lindt & Spruengli AG. (Registered)	425
307,278		Lonza Group AG.	53,106
1,133,231		Nestle S.A.	81,182
1,327,692		Novartis AG.	96,554
2,685		Pargesa Holding S.A.	174
1,239	e	Partners Group	580
3,868		Phonak Holding AG.	468
194,823		Roche Holding AG.	44,410
3,005		Schindler Holding AG.	529
1,541		Schindler Holding AG. (Registered)	269
400		SGS S.A.	813
154		Sika AG.	739
47,099		STMicroelectronics NV	534
2,488	e	Swatch Group AG.	772
2,461		Swatch Group AG. (Registered)	150
2,391		Swiss Life Holding	675
7,709		Swiss Prime Site AG.	631
407,344		Swiss Re Ltd	38,540
1,865		Swisscom AG.	834
45,005		Syngenta AG.	17,782
183,771		TE Connectivity Ltd	12,732
92,000		Temenos Group AG.	6,395
1,369,173		UBS AG.	21,408
363,280		Wolseley plc	22,177
36,061		Zurich Financial Services AG.	9,910
		TOTAL SWITZERLAND	517,470

TAIWAN - 0.3%
36,158,000		Advanced Semiconductor Engineering, Inc	36,862
2,104,146		Hota Industrial Manufacturing Co Ltd	8,106
60,000		Largan Precision Co Ltd	6,994
2,300,000		Pegatron Technology Corp	5,472
90,000		Silicon Motion Technology Corp (ADR)	3,823
		TOTAL TAIWAN	61,257

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	6,815
		TOTAL THAILAND	6,815

UNITED ARAB EMIRATES - 0.0%
1,734,000		Emaar Properties PJSC	3,362
		TOTAL UNITED ARAB EMIRATES	3,362
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
UNITED KINGDOM - 5.8%
72,354		3i Group plc	$626
67,441	e	Aberdeen Asset Management plc	213
14,402		Admiral Group plc	324
1,580,335	*	Anglo American plc (London)	22,328
1,836,246		Ashtead Group plc	35,697
281,000	*	ASOS plc	17,168
589,258		Associated British Foods plc	19,883
140,491		AstraZeneca plc	7,672
3,070,719	g	Auto Trader Group plc	15,438
1,383,322		Aviva plc	8,240
18,488		Babcock International Group	217
228,732		BAE Systems plc	1,664
11,236,908		Barclays plc	30,838
72,547		Barratt Developments plc	412
1,028,700		Beazley plc	4,917
677,774	*	Belmond Ltd.	9,048
69,410		Berkeley Group Holdings plc	2,399
21,762		Big Yellow Group plc	184
5,560,014		BP plc	34,825
1,230,362		British American Tobacco plc	69,731
131,522		British Land Co plc	1,021
1,801,293		Britvic plc	12,577
1,183,871		BT Group plc	5,344
24,168		Bunzl plc	627
31,844		Burberry Group plc	587
47,700		Capita Group plc	312
389,891		Centrica plc	1,123
686,400		Cineworld Group plc	4,772
1,897,770		CNH Industrial NV	16,467
120,646		Cobham plc	243
15,748		Coca-Cola European Partners plc	497
494,420		Compass Group plc	9,138
128,449		Croda International plc	5,052
154,865	*	CYBG plc	531
66,277		DCC plc	4,926
344,704		Delphi Automotive plc	23,216
31,127		Derwent London plc	1,061
337,559		Diageo plc	8,760
95,060		Direct Line Insurance Group plc	433
11,485		easyJet plc	142
2,857,700		Electrocomponents plc	16,771
1,289,991	e	Fevertree Drinks plc	18,125
63,167		Fiat DaimlerChrysler Automobiles NV	575
122,510		GKN plc	499
5,130,328		GlaxoSmithKline plc	98,546
24,172		Great Portland Estates plc	199
111,807		Group 4 Securicor plc	323
158,664		Hammerson plc	1,118
18,657		Hargreaves Lansdown plc	278
6,100,062		Hays plc	11,193
1,745,372		HSBC Holdings plc	14,083
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
420,000		HSBC Holdings plc (Hong Kong)	$3,358
19,825		IMI plc	254
208,969		Imperial Tobacco Group plc	9,107
800,000		Inchcape plc	6,914
32,783		Inmarsat plc	303
13,684		InterContinental Hotels Group plc	612
58,269		International Consolidated Airlines Group S.A.	314
11,570		Intertek Group plc	496
97,952	e	Intu Properties plc	339
265,590		ITV plc	674
116,418	e	J Sainsbury plc	358
14,091	*	Johnson Matthey plc	551
1,866,414	*	Just Eat plc	13,411
21,879		Kennedy Wilson Europe Real Estate PLC	258
163,794		Kingfisher plc	706
94,815		Land Securities Group plc	1,246
7,548,566		Legal & General Group plc	22,996
134,579	*	Liberty Global plc	3,997
153,628	*	Liberty Global plc (Class A)	4,699
18,553	*	Liberty Global plc LiLAC (Class C)	393
6,287,587		Lloyds TSB Group plc	4,828
412,823		London Stock Exchange Group plc	14,755
3,660,337		Man Group plc	5,326
116,108		Marks & Spencer Group plc	500
55,784		Meggitt plc	315
51,778	g	Merlin Entertainments plc	286
269,284		National Grid plc	3,146
68,798		New Carphone Warehouse plc	300
137,747		NEX Group plc	789
22,548		Next plc	1,383
352,111		Old Mutual plc	898
57,121		Pearson plc	573
26,941		Pentair plc	1,511
21,779		Persimmon plc	475
18,799		Petrofac Ltd	201
11,025		Provident Financial plc	386
2,627,567		Prudential plc	52,440
2,333,600	*,e	Purplebricks Group plc	4,055
129,845		Reckitt Benckiser Group plc	10,999
901,958		Reed Elsevier NV	15,171
172,243		Reed Elsevier plc	3,069
227,462		Rightmove plc	10,926
79,048		Rio Tinto Ltd	3,386
475,980		Rio Tinto plc	18,172
131,581		Rolls-Royce Group plc	1,081
254,014	*	Royal Bank of Scotland Group plc	702
63,996		Royal Mail plc	364
70,603		RSA Insurance Group plc	509
78,499		Sage Group plc	633
9,956		Schroders plc	366
74,351		Scottish & Southern Energy plc	1,420
133,723		Segro plc	756
16,658		Severn Trent plc	455
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
39,804		Shaftesbury plc	$446
999,792		Shire Ltd	57,087
1,572,384		Sky plc	19,169
135,284		Smith & Nephew plc	2,030
29,016		Smiths Group plc	505
38,874		St. James’s Place plc	485
591,165	*	Standard Chartered plc	4,821
140,229		Standard Life plc	642
30,904		Tate & Lyle plc	269
4,139,200		Taylor Wimpey plc	7,807
10,410,467	*	Tesco plc	26,545
516,919		Travis Perkins plc	9,241
112,565		Tullett Prebon plc	601
235,038		Unilever NV	9,655
92,329		Unilever plc	3,734
40,406		Unite Group plc	302
50,159		United Utilities Group plc	556
1,991,100		Vesuvius plc	9,681
479,720		Virgin Money Holdings UK plc	1,790
21,372,967		Vodafone Group plc	52,596
14,586		Weir Group plc	339
228,855		Whitbread plc	10,646
58,095		William Hill plc	207
159,653	e	WM Morrison Supermarkets plc	453
1,262,851	g	Worldpay Group plc	4,193
2,257,896		WPP plc	50,246
		TOTAL UNITED KINGDOM	1,045,571

UNITED STATES - 60.0%
451,544		3M Co	80,632
20,877		A.O. Smith Corp	989
191,200		Aaron’s, Inc	6,116
2,031,865		Abbott Laboratories	78,044
386,972		AbbVie, Inc	24,232
27,878		Abercrombie & Fitch Co (Class A)	335
35,000	*,e	Acacia Communications, Inc	2,161
220,495		Accenture plc	25,827
257,339		Activision Blizzard, Inc	9,293
9,007		Acuity Brands, Inc	2,079
146	*	Adient plc	9
88,202	*	Adobe Systems, Inc	9,080
23,259		Advance Auto Parts, Inc	3,934
1,172,916	*	Advanced Micro Devices, Inc	13,301
7,791	*	AdvanSix, Inc	172
197,385		AES Corp	2,294
241,566		Aetna Inc	29,957
11,295	*	Affiliated Managers Group, Inc	1,641
88,650		Aflac, Inc	6,170
29,545		AGCO Corp	1,709
207,603		Agilent Technologies, Inc	9,458
238,245		AGNC Investment Corp	4,319
152,663		Air Products & Chemicals, Inc	21,956
4,428,127	*	AK Steel Holding Corp	45,211
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
35,079	*	Akamai Technologies, Inc	$2,339
99,100		Alaska Air Group, Inc	8,793
163,146		Albemarle Corp	14,044
550		Alcoa Corp	15
18,310		Alexandria Real Estate Equities, Inc	2,035
365,702	*	Alexion Pharmaceuticals, Inc	44,744
10,250	*	Align Technology, Inc	985
24,514	*	Alkermes plc	1,362
6,897	*	Alleghany Corp	4,194
16,000		Allegiant Travel Co	2,662
386,135	*	Allergan plc	81,092
16,103		Alliance Data Systems Corp	3,680
87,956		Alliant Energy Corp	3,333
66,012		Allied World Assurance Co Holdings Ltd	3,546
188,780		Allstate Corp	13,992
67,523		Ally Financial, Inc	1,284
4,520	*	Alnylam Pharmaceuticals, Inc	169
137,551	*	Alphabet, Inc (Class A)	109,002
211,337	*	Alphabet, Inc (Class C)	163,114
506,292		Altria Group, Inc	34,235
239,330	*	Amazon.com, Inc	179,466
112,924	*	AMC Networks, Inc	5,910
120,000		Amdocs Ltd	6,990
15,146		Amerco, Inc	5,598
85,721		Ameren Corp	4,497
21,074		American Airlines Group, Inc	984
232,958		American Electric Power Co, Inc	14,667
201,612		American Express Co	14,935
120,000		American Financial Group, Inc	10,574
767,031		American International Group, Inc	50,095
97,471		American Tower Corp	10,301
87,214		American Water Works Co, Inc	6,311
160,096		Ameriprise Financial, Inc	17,761
79,493		AmerisourceBergen Corp	6,216
43,786		Ametek, Inc	2,128
196,168		Amgen, Inc	28,682
71,204		Amphenol Corp (Class A)	4,785
514,217		Anadarko Petroleum Corp	35,856
75,692		Analog Devices, Inc	5,497
631,947		Annaly Capital Management, Inc	6,301
31,690	*	Ansys, Inc	2,931
32,857	*	Antero Resources Corp	777
151,316		Anthem, Inc	21,755
58,625		Aon plc	6,538
63,534		Apache Corp	4,033
33,256		Apartment Investment & Management Co (Class A)	1,511
2,761,564		Apple, Inc	319,844
914,367		Applied Materials, Inc	29,507
49,544		ARAMARK Holdings Corp	1,770
111,914		Archer Daniels Midland Co	5,109
64,341		Arconic, Inc	1,193
16,873	*	Arrow Electronics, Inc	1,203
37,215		Arthur J. Gallagher & Co	1,934
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
42,000	*	Asbury Automotive Group, Inc	$2,591
166,208		Ashland Global Holdings, Inc	18,165
24,159		Assurant, Inc	2,243
2,541,283		AT&T, Inc	108,081
77,500	*	Athene Holding Ltd	3,719
15,611		Atmos Energy Corp	1,158
450,902	*	Autodesk, Inc	33,371
91,325		Automatic Data Processing, Inc	9,386
28,323	*	Autonation, Inc	1,378
25,956	*	AutoZone, Inc	20,500
56,437		AvalonBay Communities, Inc	9,998
31,006		Avery Dennison Corp	2,177
28,217		Avnet, Inc	1,343
31,802	*	Axalta Coating Systems Ltd	865
166,291		Axis Capital Holdings Ltd	10,854
487,805		Baker Hughes, Inc	31,693
53,350		Ball Corp	4,005
8,901,066		Bank of America Corp	196,714
978,703		Bank of New York Mellon Corp	46,371
30,326		Bard (C.R.), Inc	6,813
797,276		Baxter International, Inc	35,351
186,462		BB&T Corp	8,767
28,536		BE Aerospace, Inc	1,718
69,986		Becton Dickinson & Co	11,586
92,457	*	Bed Bath & Beyond, Inc	3,757
615,647	*	Berkshire Hathaway, Inc (Class B)	100,338
845,014	*	Berry Plastics Group, Inc	41,178
359,294		Best Buy Co, Inc	15,331
75,088	*	Biogen Idec, Inc	21,293
120,506	*	BioMarin Pharmaceutical, Inc	9,983
40,843		BlackRock, Inc	15,542
166,872		Boeing Co	25,979
36,473		BorgWarner, Inc	1,438
66,056		Boston Properties, Inc	8,309
434,971	*	Boston Scientific Corp	9,408
90,000		Brinker International, Inc	4,458
439,031		Bristol-Myers Squibb Co	25,657
56,358		Brixmor Property Group, Inc	1,376
18,013		Broadridge Financial Solutions, Inc	1,194
66,962		Brown-Forman Corp (Class B)	3,008
73,342		Bunge Ltd	5,298
60,360		CA, Inc	1,918
199,183		Cabot Oil & Gas Corp	4,653
97,000	*	CACI International, Inc (Class A)	12,057
43,362	*	Cadence Design Systems, Inc	1,094
182,636	*	Callon Petroleum Co	2,807
101,355	*	Calpine Corp	1,158
42,505		Camden Property Trust	3,573
74,543		Campbell Soup Co	4,508
189,612		Capital One Financial Corp	16,542
104,213		Cardinal Health, Inc	7,500
82,782	*	Carmax, Inc	5,330
97,706		Carnival Corp	5,087
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
113,820		Carnival plc	$5,767
50,000		Carter’s, Inc	4,319
399,187		Caterpillar, Inc	37,021
211,068	*	CBRE Group, Inc	6,647
374,496		CBS Corp (Class B)	23,825
20,119		CDK Global, Inc	1,201
260,594		CDW Corp	13,574
27,762		Celanese Corp (Series A)	2,186
243,580	*	Celgene Corp	28,194
145,046	*	Centene Corp	8,197
194,580		Centerpoint Energy, Inc	4,794
172,534		CenturyTel, Inc	4,103
93,301	*	Cerner Corp	4,420
258,642		CF Industries Holdings, Inc	8,142
61,288		CH Robinson Worldwide, Inc	4,490
183,249		Charles Schwab Corp	7,233
71,698	*	Charter Communications, Inc	20,643
40,000		Chemed Corp	6,416
200,000		Chemours Co	4,418
45,909	*	Cheniere Energy, Inc	1,902
984,955		Chevron Corp	115,929
17,835	*	Chipotle Mexican Grill, Inc (Class A)	6,730
589,653		Chubb Ltd	77,905
114,508		Church & Dwight Co, Inc	5,060
1,454,540	*	Ciena Corp	35,505
496,442		Cigna Corp	66,220
20,270		Cimarex Energy Co	2,755
52,639		Cincinnati Financial Corp	3,987
36,144		Cintas Corp	4,177
80,000	*	Cirrus Logic, Inc	4,523
3,918,854		Cisco Systems, Inc	118,428
270,663		CIT Group, Inc	11,552
742,682		Citigroup, Inc	44,138
411,858		Citizens Financial Group, Inc	14,675
95,919	*	Citrix Systems, Inc	8,567
60,675		Clorox Co	7,282
115,400		CME Group, Inc	13,311
109,075		CMS Energy Corp	4,540
116,249		Coach, Inc	4,071
993,651		Coca-Cola Co	41,197
118,392	*	Cognizant Technology Solutions Corp (Class A)	6,634
183,052		Colgate-Palmolive Co	11,979
2,315,945		Comcast Corp (Class A)	159,916
196,783		Comerica, Inc	13,403
200,000	*	CommScope Holding Co, Inc	7,440
91,958		Computer Sciences Corp	5,464
957,707		ConAgra Foods, Inc	37,877
575,536	*	Concho Resources, Inc	76,316
200,002		ConocoPhillips	10,028
300,000		Conseco, Inc	5,745
126,683		Consolidated Edison, Inc	9,334
57,044		Constellation Brands, Inc (Class A)	8,745
244,158	*	Continental Resources, Inc	12,584
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
21,495		Cooper Cos, Inc	$3,760
27,439		Core Laboratories NV	3,294
164,459		Corning, Inc	3,991
5,108	*	CoStar Group, Inc	963
203,590		Costco Wholesale Corp	32,597
80,618		Coty, Inc	1,476
22,500	*,e	Credit Acceptance Corp	4,894
110,421		Crown Castle International Corp	9,581
157,094	*	Crown Holdings, Inc	8,258
120,000		CSRA, Inc	3,821
295,745		CSX Corp	10,626
27,058		CubeSmart	724
183,370		Cummins, Inc	25,061
441,151		CVS Health Corp	34,811
16,843		CyrusOne, Inc	753
268,848		Danaher Corp	20,927
62,837		Darden Restaurants, Inc	4,570
68,482	*	DaVita, Inc	4,397
25,000		DDR Corp	382
84,681		Deere & Co	8,726
321,270		Delek US Holdings, Inc	7,733
97,267	*	Dell Technologies, Inc-VMware Inc	5,347
232,099		Delta Air Lines, Inc	11,417
110,000		Deluxe Corp	7,877
60,276		DENTSPLY SIRONA, Inc	3,480
72,714	*	Devon Energy Corp	3,321
11,525	*,e	DexCom, Inc	688
132,192	*	Diamondback Energy, Inc	13,359
35,311		DiamondRock Hospitality Co	407
54,736		Dick’s Sporting Goods, Inc	2,906
53,661		Digital Realty Trust, Inc	5,273
84,131		Discover Financial Services	6,065
68,710	*	Discovery Communications, Inc (Class A)	1,883
80,828	*	Discovery Communications, Inc (Class C)	2,165
77,176	*	DISH Network Corp (Class A)	4,471
139,290		Dollar General Corp	10,317
72,371	*	Dollar Tree, Inc	5,586
152,937		Dominion Resources, Inc	11,713
7,088		Domino’s Pizza, Inc	1,129
486,573		Dover Corp	36,459
1,373,212		Dow Chemical Co	78,575
84,275		DR Horton, Inc	2,303
60,369		Dr Pepper Snapple Group, Inc	5,474
115,505		DTE Energy Co	11,378
170,070		Duke Energy Corp	13,201
117,545		Duke Realty Corp	3,122
14,591		Dun & Bradstreet Corp	1,770
871,036	*	E*TRADE Financial Corp	30,181
25,714		Eastman Chemical Co	1,934
76,989		Eaton Corp	5,165
25,668		Eaton Vance Corp	1,075
607,348	*	eBay, Inc	18,032
245,252		Ecolab, Inc	28,748
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
20,484		Edgewell Personal Care Co	$1,495
99,584		Edison International	7,169
10,372		Education Realty Trust, Inc	439
77,388	*	Edwards Lifesciences Corp	7,251
148,935		EI du Pont de Nemours & Co	10,932
155,399	*	Electronic Arts, Inc	12,239
1,185,513		Eli Lilly & Co	87,195
118,784		Emerson Electric Co	6,622
48,716	*	Endo International plc	802
93,769		Entergy Corp	6,889
22,975	*	Envision Healthcare Corp	1,454
1,319,204		EOG Resources, Inc	133,372
49,766		EQT Corp	3,255
40,257		Equifax, Inc	4,760
12,142		Equinix, Inc	4,340
13,395		Equity Lifestyle Properties, Inc	966
142,072		Equity Residential	9,144
35,811		Essex Property Trust, Inc	8,326
433,078		Estee Lauder Cos (Class A)	33,126
120,000	*	Euronet Worldwide, Inc	8,692
21,656		Everest Re Group Ltd	4,686
63,904		Eversource Energy	3,529
324,008		Exelon Corp	11,499
28,403		Expedia, Inc	3,217
48,258		Expeditors International of Washington, Inc	2,556
342,521	*	Express Scripts Holding Co	23,562
40,042		Extra Space Storage, Inc	3,093
1,667,143	d	Exxon Mobil Corp	150,476
55,344	*	F5 Networks, Inc	8,009
1,040,940	*	Facebook, Inc	119,760
62,527		Fastenal Co	2,938
37,522		Federal Realty Investment Trust	5,332
111,226		FedEx Corp	20,710
74,110		Fidelity National Information Services, Inc	5,606
221,207		Fifth Third Bancorp	5,966
135,500	*	First American Corp	4,990
47,452	*	First Data Corp	673
49,003		First Republic Bank	4,515
138,001		FirstEnergy Corp	4,274
54,556	*	Fiserv, Inc	5,798
14,510	*	FleetCor Technologies, Inc	2,053
1,368,581	*	Flextronics International Ltd	19,667
59,949		Flir Systems, Inc	2,170
20,923		Flowserve Corp	1,005
23,315		Fluor Corp	1,225
46,229		FMC Corp	2,615
68,223	*	FMC Technologies, Inc	2,424
38,151		FNF Group	1,296
164,605		Foot Locker, Inc	11,669
582,501		Ford Motor Co	7,066
20,678		Forest City Realty Trust, Inc	431
36,857	*	Fortinet, Inc	1,110
183,191		Fortive Corp	9,825
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
33,089		Fortune Brands Home & Security, Inc	$1,769
14,272		Four Corners Property Trust, Inc	293
60,262		Franklin Resources, Inc	2,385
684,512	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	9,029
376,376	e	Frontier Communications Corp	1,272
708,846		Gaming and Leisure Properties, Inc	21,705
74,671		Gap, Inc	1,676
41,620	*,e	Garmin Ltd	2,018
17,595	*	Gartner, Inc	1,778
211,439		General Dynamics Corp	36,507
2,650,771		General Electric Co	83,764
214,424		General Growth Properties, Inc	5,356
162,012		General Mills, Inc	10,007
26,439,985	*,m	General Motors Co	0
19,417,463	*,m	General Motors Co	0
61,921,000	*,e,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
530,757	*,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
18,159,000	*,m	General Motors Co	0
4,461,000	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
223,974		General Motors Co	7,803
18,106,794	*,m	General Motors Co	0
32,698		Genuine Parts Co	3,124
325,866		Gilead Sciences, Inc	23,335
124,677		Global Payments, Inc	8,654
372,644		Goldman Sachs Group, Inc	89,230
308,848		Goodyear Tire & Rubber Co	9,534
30,000		Gramercy Property Trust	275
56,352	*	GrubHub, Inc	2,120
61,366		H&R Block, Inc	1,411
180,849		Halliburton Co	9,782
126,176		Hanesbrands, Inc	2,722
50,633		Harley-Davidson, Inc	2,954
14,968		Harman International Industries, Inc	1,664
30,522		Harris Corp	3,128
105,975		Hartford Financial Services Group, Inc	5,050
46,837		Hasbro, Inc	3,643
216,480	*	HCA Holdings, Inc	16,024
218,338		HCP, Inc	6,489
239,180	*	HD Supply Holdings, Inc	10,168
35,000		Healthcare Trust of America, Inc	1,019
170,000		Healthsouth Corp	7,011
22,407		Helmerich & Payne, Inc	1,734
30,453	*	Henry Schein, Inc	4,620
180,000		Herman Miller, Inc	6,156
58,941		Hershey Co	6,096
43,163		Hess Corp	2,689
383,015		Hewlett Packard Enterprise Co	8,863
111,243		Hilltop Holdings, Inc	3,315
133,992		Hilton Worldwide Holdings, Inc	3,645
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
49,040		HollyFrontier Corp	$1,607
347,027	*	Hologic, Inc	13,923
661,873		Home Depot, Inc	88,744
522,376		Honeywell International, Inc	60,517
89,392		Hormel Foods Corp	3,112
224,905		Host Marriott Corp	4,237
259,681		HP, Inc	3,854
26,916		Hudson Pacific Properties	936
74,163		Humana, Inc	15,131
1,418,204		Huntington Bancshares, Inc	18,749
66,762		Huntington Ingalls	12,297
40,000		IAC/InterActiveCorp	2,592
60,000		Icahn Enterprises LP	3,595
13,236	*	Idexx Laboratories, Inc	1,552
120,983	*	IHS Markit Ltd	4,284
59,666		Illinois Tool Works, Inc	7,307
25,798	*	Illumina, Inc	3,303
103,025	*	Imax Corp	3,235
40,258	*	Incyte Corp	4,037
240,828		Ingersoll-Rand plc	18,072
55,360		Ingredion, Inc	6,918
955,515		Intel Corp	34,657
221,487		IntercontinentalExchange Group, Inc	12,496
42,000		InterDigital, Inc	3,837
159,417		International Business Machines Corp	26,462
29,029		International Flavors & Fragrances, Inc	3,420
150,000		International Game Technology plc	3,828
93,221		International Paper Co	4,946
772,057		Interpublic Group of Cos, Inc	18,074
36,955		Intuit, Inc	4,235
20,252	*	Intuitive Surgical, Inc	12,843
66,994		Invesco Ltd	2,033
147,899		Investors Bancorp, Inc	2,063
53,231		Iron Mountain, Inc	1,729
7,456		Iron Mountain, Inc	241
201,314	e	iShares MSCI Canada Index Fund	5,264
906,131	e	iShares MSCI EAFE Index Fund	52,311
69,267	e	iShares NASDAQ Biotechnology ETF	18,382
140,000		ITT, Inc	5,400
34,569		J.B. Hunt Transport Services, Inc	3,356
42,111		J.M. Smucker Co	5,393
26,352	*	Jacobs Engineering Group, Inc	1,502
18,443	*	Jazz Pharmaceuticals plc	2,011
1,155,881		Johnson & Johnson	133,169
143,093		Johnson Controls International plc	5,894
46,615		Jones Lang LaSalle, Inc	4,710
1,878,903		JPMorgan Chase & Co	162,131
336,617		Juniper Networks, Inc	9,513
68,288		Kansas City Southern Industries, Inc	5,794
164,183		Kellogg Co	12,102
50,802		Kennametal, Inc	1,588
274,204		Keycorp	5,010
13,432		Kilroy Realty Corp	983
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
114,289		Kimberly-Clark Corp	$13,043
119,758		Kimco Realty Corp	3,013
308,655		Kinder Morgan, Inc	6,392
105,529		Kla-Tencor Corp	8,303
229,415		Kohl’s Corp	11,329
130,000		Korn/Ferry International	3,826
390,321		Kraft Heinz Co	34,083
486,857		Kroger Co	16,801
72,287		L Brands, Inc	4,759
17,808		L3 Technologies, Inc	2,709
106,018	*	Laboratory Corp of America Holdings	13,611
214,422		Lam Research Corp	22,671
61,319	*	Lamb Weston Holdings, Inc	2,321
124,801		Las Vegas Sands Corp	6,666
107,288		Lear Corp	14,202
48,243		Leggett & Platt, Inc	2,358
93,228		Leidos Holdings, Inc	4,768
34,822		Lennar Corp (Class A)	1,495
72,353		Leucadia National Corp	1,682
91,497	*	Level 3 Communications, Inc	5,157
288	*	Liberty Braves Group (Class A)	6
16,557	*	Liberty Broadband Corp (Class C)	1,226
86,101	*	Liberty Interactive Corp	1,720
79,587		Liberty Property Trust	3,144
58,446	*	Liberty SiriusXM Group (Class A)	2,018
31,034	*	Liberty SiriusXM Group (Class C)	1,053
195,879		Lincoln National Corp	12,981
69,130		Linear Technology Corp	4,310
81,048	*	LKQ Corp	2,484
51,794		Lockheed Martin Corp	12,945
94,286		Loews Corp	4,415
267,401		Lowe’s Companies, Inc	19,018
103,931	*	Lululemon Athletica, Inc	6,754
150,358	*	Lumentum Holdings, Inc	5,811
54,682		LyondellBasell Industries AF S.C.A	4,691
62,872		M&T Bank Corp	9,835
49,813		Macerich Co	3,529
12,112		Macquarie Infrastructure Co LLC	990
636,408		Macy’s, Inc	22,790
17,014	*	Mallinckrodt plc	848
108,274		Manpower, Inc	9,622
151,883		Marathon Oil Corp	2,629
82,737		Marathon Petroleum Corp	4,166
5,985	*	Markel Corp	5,413
68,313		Marriott International, Inc (Class A)	5,648
111,995		Marsh & McLennan Cos, Inc	7,570
14,443		Martin Marietta Materials, Inc	3,200
165,533		Masco Corp	5,234
125,000	*	Mastec, Inc	4,781
449,057		MasterCard, Inc (Class A)	46,365
403,868	*	Matador Resources Co	10,404
1,806,894		Mattel, Inc	49,780
78,850		Maxim Integrated Products, Inc	3,041
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
50,024		McCormick & Co, Inc	$4,669
541,123		McDonald’s Corp	65,866
97,285		McKesson Corp	13,664
712		MDC Holdings, Inc	18
68,596		Mead Johnson Nutrition Co	4,854
61,386	*	MEDNAX, Inc	4,092
333,747		Medtronic plc	23,773
889,019		Merck & Co, Inc	52,337
1,264,562	*,e	Merrimack Pharmaceuticals, Inc	5,159
783,127		Metlife, Inc	42,203
9,061	*	Mettler-Toledo International, Inc	3,793
775,745	e	MGM Growth Properties LLC	19,634
2,487,375	*	MGM Resorts International	71,711
67,175	*	Michael Kors Holdings Ltd	2,887
200,000	*	Michaels Cos, Inc	4,090
42,818		Microchip Technology, Inc	2,747
528,686	*	Micron Technology, Inc	11,589
120,000	*	Microsemi Corp	6,476
3,778,630		Microsoft Corp	234,804
23,810		Mid-America Apartment Communities, Inc	2,331
8,134	*	Middleby Corp	1,048
119,051	*	Mobileye NV	4,538
66,207	*	Mohawk Industries, Inc	13,220
229,708		Molson Coors Brewing Co (Class B)	22,353
1,434,749		Mondelez International, Inc	63,602
28,583		Monogram Residential Trust, Inc	309
135,418		Monsanto Co	14,247
492,939	*	Monster Beverage Corp	21,857
31,655		Moody’s Corp	2,984
1,023,589		Morgan Stanley	43,247
83,666		Mosaic Co	2,454
63,782		Motorola, Inc	5,287
12,999		MSCI, Inc (Class A)	1,024
48,973		Murphy Oil Corp	1,525
67,540	*	Mylan NV	2,577
42,244		NASDAQ OMX Group, Inc	2,835
110,309		National Oilwell Varco, Inc	4,130
20,722		National Retail Properties, Inc	916
48,538		Navient Corp	797
156,972		NetApp, Inc	5,536
86,171	*	NetFlix, Inc	10,668
257,666		New York Community Bancorp, Inc	4,099
311,477		Newell Rubbermaid, Inc	13,907
28,665	*	Newfield Exploration Co	1,161
479,929		Newmont Mining Corp	16,351
64,715		News Corp	742
194,940		NextEra Energy, Inc	23,288
55,912		Nielsen NV	2,346
841,979		Nike, Inc (Class B)	42,798
47,478		NiSource, Inc	1,051
75,405		Noble Energy, Inc	2,870
121,355	e	Nordstrom, Inc	5,817
72,221		Norfolk Southern Corp	7,805
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,031		Northern Trust Corp	$4,901
211,636		Northrop Grumman Corp	49,222
41,299	*	Norwegian Cruise Line Holdings Ltd	1,756
60,574		NRG Energy, Inc	743
152,502	*	Nuance Communications, Inc	2,272
65,111		Nucor Corp	3,875
317,037		Nvidia Corp	33,841
7,945	*	NVR, Inc	13,260
273,110	*	Occidental Petroleum Corp	19,454
350,000	*	Oclaro, Inc	3,132
74,428		OGE Energy Corp	2,490
695,094		Olin Corp	17,801
55,936		Omnicom Group, Inc	4,761
44,146		Oneok, Inc	2,534
969,092		Oracle Corp	37,262
18,776	*	O’Reilly Automotive, Inc	5,227
506,365		Owens Corning, Inc	26,108
56,703		Paccar, Inc	3,623
18,034		Packaging Corp of America	1,530
150,984	*	Palo Alto Networks, Inc	18,881
90,000	*,e	Parexel International Corp	5,915
371,056		Parker Hannifin Corp	51,948
732,942	*	Parsley Energy, Inc	25,829
58,823	e	Patterson Cos, Inc	2,414
92,584		Paychex, Inc	5,637
1,104,748	*	PayPal Holdings, Inc	43,604
218,278		People’s United Financial, Inc	4,226
538,539		PepsiCo, Inc	56,347
32,155		Perrigo Co plc	2,676
2,973,796		Pfizer, Inc	96,589
614,531		PG&E Corp	37,345
646,895		Philip Morris International, Inc	59,184
74,959		Phillips 66	6,477
30,827		Phillips-Van Heusen Corp	2,782
400,000		Pilgrim’s Pride Corp	7,596
591,131		Pinnacle Foods, Inc	31,596
40,611		Pinnacle West Capital Corp	3,169
166,353		Pioneer Natural Resources Co	29,955
437,000		Plains All American Pipeline LP	14,111
174,802		Plains GP Holdings LP	6,062
155,381		PNC Financial Services Group, Inc	18,173
22,941	e	Polaris Industries, Inc	1,890
217,869		PPG Industries, Inc	20,645
196,321		PPL Corp	6,685
87,686		Praxair, Inc	10,276
14,113	*	Priceline.com, Inc	20,691
47,098		Principal Financial Group	2,725
972,366		Procter & Gamble Co	81,757
387,950		Progressive Corp	13,772
178,298		Prologis, Inc	9,412
83,134		Prudential Financial, Inc	8,651
172,368		Public Service Enterprise Group, Inc	7,564
51,182		Public Storage, Inc	11,439
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
66,055		Pulte Homes, Inc	$1,214
15,964	*	Qiagen NV	447
19,318	*	Qorvo, Inc	1,019
388,605		Qualcomm, Inc	25,337
19,594	*	Quality Care Properties, Inc	304
101,261		Quest Diagnostics, Inc	9,306
32,166	*	Quintiles Transnational Holdings, Inc	2,446
19,645		Ralph Lauren Corp	1,774
197,361		Range Resources Corp	6,781
25,581		Raymond James Financial, Inc	1,772
428,006		Raytheon Co	60,777
32,028		Realogy Holdings Corp	824
97,341		Realty Income Corp	5,595
30,279	*	Red Hat, Inc	2,110
43,473		Regency Centers Corp	2,997
12,973	*	Regeneron Pharmaceuticals, Inc	4,762
327,143		Regions Financial Corp	4,698
69,216		Reinsurance Group of America, Inc (Class A)	8,709
124,087		Republic Services, Inc	7,079
47,173		Resmed, Inc	2,927
20,736		Retail Opportunities Investment Corp	438
82,874		Rexford Industrial Realty, Inc	1,922
207,978		Reynolds American, Inc	11,655
198,567	*	Rite Aid Corp	1,636
43,377		Robert Half International, Inc	2,116
24,278		Rockwell Automation, Inc	3,263
40,004		Rockwell Collins, Inc	3,711
85,868		Roper Industries, Inc	15,721
119,853		Ross Stores, Inc	7,862
27,915		Royal Caribbean Cruises Ltd	2,290
735,530	*	RSP Permian, Inc	32,819
45,760		S&P Global, Inc	4,921
33,887	e	Sabre Corp	845
692,601	*	salesforce.com, Inc	47,415
200,000	*	Sanmina Corp	7,330
59,757	*	SBA Communications Corp (Class A)	6,171
59,809		SCANA Corp	4,383
724,470		Schlumberger Ltd	60,819
51,507		Scotts Miracle-Gro Co (Class A)	4,921
39,120		Scripps Networks Interactive (Class A)	2,792
44,615		Seagate Technology, Inc	1,703
43,402		Sealed Air Corp	1,968
13,806	*,e	Seattle Genetics, Inc	729
53,921		SEI Investments Co	2,662
123,494		Sempra Energy	12,428
48,670	*	Sensata Technologies Holding BV	1,896
146,100	*	ServiceMaster Global Holdings, Inc	5,504
132,269	*	ServiceNow, Inc	9,833
18,937		Sherwin-Williams Co	5,089
19,235	*	Signature Bank	2,889
27,852		Signet Jewelers Ltd	2,625
88,146		Simon Property Group, Inc	15,661
482,653	e	Sirius XM Holdings, Inc	2,148
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
75,900	*	Skechers U.S.A., Inc (Class A)	$1,866
30,443		Skyworks Solutions, Inc	2,273
52,797		SL Green Realty Corp	5,678
17,309		Snap-On, Inc	2,965
266,591		Southern Co	13,114
325,920		Southwest Airlines Co	16,244
231,760	*	Southwestern Energy Co	2,508
163,790		Spectra Energy Corp	6,730
4,198		Spectrum Brands, Inc	514
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	7,492
65,000		Spirit Realty Capital, Inc	706
18,501	*	Splunk, Inc	946
288,519	*,e	Sprint Corp	2,429
87,417		St. Jude Medical, Inc	7,010
41,481		Stanley Works	4,757
410,240		Staples, Inc	3,713
460,733		Starbucks Corp	25,580
94,259		State Street Corp	7,326
150,000		Steel Dynamics, Inc	5,337
43,659	*	Stericycle, Inc	3,363
92,925		Stryker Corp	11,133
6,859		Sun Communities, Inc	525
41,217		Sunstone Hotel Investors, Inc	629
483,493		SunTrust Banks, Inc	26,520
454,795		Symantec Corp	10,865
421,709		Synchrony Financial	15,295
70,062	*	Synopsys, Inc	4,124
147,778		Sysco Corp	8,182
224,884		T Rowe Price Group, Inc	16,925
24,142		Targa Resources Investments, Inc	1,354
536,057		Target Corp	38,719
1,030	*,e	Taro Pharmaceutical Industries Ltd	108
48,082		TD Ameritrade Holding Corp	2,096
31,065		TEGNA, Inc	664
6,893		Teleflex, Inc	1,111
98,892		Terex Corp	3,118
48,110	*,e	Tesla Motors, Inc	10,281
24,221		Tesoro Corp	2,118
166,626		Texas Instruments, Inc	12,159
276,466		Textron, Inc	13,425
129,056		Thermo Fisher Scientific, Inc	18,210
103,096		Thomson Corp (Toronto)	4,512
24,505		Tiffany & Co	1,897
651,878		Time Warner, Inc	62,926
154,513		TJX Companies, Inc	11,609
328,229	*	T-Mobile US, Inc	18,876
35,906	*	Toll Brothers, Inc	1,113
52,829		Torchmark Corp	3,897
73,312		Total System Services, Inc	3,594
22,818		Tractor Supply Co	1,730
21,732		TransDigm Group, Inc	5,410
94,007		Travelers Cos, Inc	11,508
56,920	*	Trimble Navigation Ltd	1,716
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
19,132	*	TripAdvisor, Inc	$887
214,192		Twenty-First Century Fox, Inc	6,006
102,556		Twenty-First Century Fox, Inc (Class B)	2,795
133,804	*	Twitter, Inc	2,181
90,554		Tyson Foods, Inc (Class A)	5,585
118,546		UDR, Inc	4,325
29,018		UGI Corp	1,337
30,530	*	Ulta Salon Cosmetics & Fragrance, Inc	7,783
49,826	*	Under Armour, Inc	1,254
49,935	e	Under Armour, Inc (Class A)	1,451
933,280		Union Pacific Corp	96,762
94,620	*	United Continental Holdings, Inc	6,896
461,365		United Parcel Service, Inc (Class B)	52,891
242,357	*	United Rentals, Inc	25,588
728,299		United States Steel Corp	24,041
140,824		United Technologies Corp	15,437
43,691	*	United Therapeutics Corp	6,267
601,460		UnitedHealth Group, Inc	96,258
37,190		Universal Health Services, Inc (Class B)	3,956
61,698		UnumProvident Corp	2,710
258,559		US Bancorp	13,282
67,512	*	US Foods Holding Corp	1,855
143,394	*	USG Corp	4,141
56,154	*	Valeant Pharmaceuticals International, Inc	814
77,403		Valero Energy Corp	5,288
10,640		Valspar Corp	1,102
50,000		Vanguard FTSE Developed Markets ETF	1,827
84,325	*	Vantiv, Inc	5,027
40,733	*	Varian Medical Systems, Inc	3,657
161,077		Ventas, Inc	10,071
147,316		VEREIT, Inc	1,246
90,000	*	Verint Systems, Inc	3,172
29,697	*,e	VeriSign, Inc	2,259
52,690	*	Verisk Analytics, Inc	4,277
1,056,509		Verizon Communications, Inc	56,396
587	*	Versum Materials, Inc	16
155,643	*	Vertex Pharmaceuticals, Inc	11,466
112,926		VF Corp	6,025
293,333		Viacom, Inc (Class B)	10,296
620,336		Visa, Inc (Class A)	48,399
75,000		Visteon Corp	6,025
121,328	*,e	VMware, Inc (Class A)	9,552
63,281		Vornado Realty Trust	6,605
31,760		Voya Financial, Inc	1,246
25,102		Vulcan Materials Co	3,142
115,216		W.R. Berkley Corp	7,663
16,879		W.W. Grainger, Inc	3,920
8,600	*	WABCO Holdings, Inc	913
533,365		Walgreens Boots Alliance, Inc	44,141
678,403		Wal-Mart Stores, Inc	46,891
488,874		Walt Disney Co	50,950
133,279		Waste Management, Inc	9,451
26,316	*	Waters Corp	3,537
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
127,989	*	Weatherford International Ltd	$639
108,378		WEC Energy Group, Inc	6,356
3,870,480		Wells Fargo & Co	213,302
74,437		Welltower, Inc	4,982
20,137		Westar Energy, Inc	1,135
119,868		Western Digital Corp	8,145
236,878		Western Refining, Inc	8,966
123,142		Western Union Co	2,675
18,811		Westinghouse Air Brake Technologies Corp	1,562
235,129		Westlake Chemical Corp	13,165
73,352		WestRock Co	3,724
205,922		Weyerhaeuser Co	6,196
12,255		Whirlpool Corp	2,228
36,712	*	WhiteWave Foods Co (Class A)	2,041
110,452		Whole Foods Market, Inc	3,398
1,357,120		Williams Cos, Inc	42,261
20,195		Willis Towers Watson plc	2,469
150,000	e	WisdomTree Japan Hedged Equity Fund	7,431
25,482	*	Workday, Inc	1,684
263,199	*	WPX Energy, Inc	3,835
122,377		WR Grace & Co	8,278
34,790		Wyndham Worldwide Corp	2,657
63,442		Wynn Resorts Ltd	5,488
642,597		Xcel Energy, Inc	26,154
1,300,814		Xerox Corp	11,356
58,892		Xilinx, Inc	3,555
95,791		Xylem, Inc	4,744
141,068	*	Yahoo!, Inc	5,455
1,203,982	*	Yum China Holdings, Inc	31,448
575,938		Yum! Brands, Inc	36,474
24,701	*	Zayo Group Holdings, Inc	812
16,006	*,e	Zillow Group, Inc (Class C)	584
82,474		Zimmer Holdings, Inc	8,511
538,792		Zions Bancorporation	23,190
380,488		Zoetis, Inc	20,368
		TOTAL UNITED STATES	10,874,687

URUGUAY - 0.1%
4,798,918	*	Arcos Dorados Holdings, Inc	25,915
		TOTAL URUGUAY	25,915
		TOTAL COMMON STOCKS	17,952,121
		(Cost $16,648,467)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

SPAIN - 0.0%
261,672		Repsol S.A.	97
		TOTAL SPAIN	97
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)
		TOTAL RIGHTS / WARRANTS			$97
		(Cost $92)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.6%
TREASURY DEBT - 0.7%
$35,575,000	d	United States Treasury Bill	0.355%	01/12/17	35,572
6,000,000	d	United States Treasury Bill	0.305	02/09/17	5,997
22,600,000	d	United States Treasury Bill	0.503	03/09/17	22,580
36,200,000	d	United States Treasury Bill	0.468	03/16/17	36,164
26,000,000	d	United States Treasury Bill	0.501	04/27/17	25,955
		TOTAL TREASURY DEBT			126,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
REPURCHASE AGREEMENT - 0.8%
10,000,000	r	Calyon	0.510	01/03/17	10,000
9,000,000	s	Nomura	0.500	01/03/17	9,000
61,000,000	t	Royal Bank of Scotland	0.500	01/05/17	61,000
65,000,000	u	Royal Bank of Scotland	0.520	01/05/17	65,000
		TOTAL REPURCHASE AGREEMENT			145,000

VARIABLE RATE SECURITIES - 0.1%
17,234,891	i	SLM Student Loan Trust 2007	0.922	01/25/19	17,079
		TOTAL VARIABLE RATE SECURITIES			17,079

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			162,079

		TOTAL SHORT-TERM INVESTMENTS			288,347
		(Cost $288,503)
		TOTAL INVESTMENTS - 100.7%			18,240,565
		(Cost $16,937,062)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(126,432)
		NET ASSETS - 100.0%			$18,114,133

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $184,642,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $175,908,000 or 1.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
r	Agreement with Caylon, 0.51% dated 12/30/16 to be repurchased at $10,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $10,200,000.
s	Agreement with Nomura, 0.50% dated 12/30/16 to be repurchased at $9,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $9,180,000.
t	Agreement with Royal Bank of Scotland, 0.50% dated 12/30/16 to be repurchased at $61,000,000 on 1/03/17, collateralized by U.S. Government Agency Securities valued at $62,223,000.
u	Agreement with Royal Bank of Scotland, 0.52% dated 12/29/16 to be repurchased at $65,000,000 on 1/05/17, collateralized by U.S. Government Agency Securities valued at $66,300,000.

Cost amounts are in thousands.
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2016

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,276,569	18.1%
INFORMATION TECHNOLOGY	2,661,731	14.7
CONSUMER DISCRETIONARY	2,521,251	13.9
INDUSTRIALS	2,063,411	11.4
HEALTH CARE	2,006,963	11.1
CONSUMER STAPLES	1,469,734	8.1
ENERGY	1,465,466	8.1
MATERIALS	1,129,727	6.2
UTILITIES	461,149	2.6
REAL ESTATE	454,820	2.5
TELECOMMUNICATION SERVICES	441,397	2.4
SHORT-TERM INVESTMENTS	288,347	1.6
OTHER ASSETS & LIABILITES, NET	(126,432)	(0.7)
NET ASSETS	$18,114,133	100.0%
221

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.9%
134,502	*	Adient plc	$7,882
4,055		BorgWarner, Inc	160
894,925		Delphi Automotive plc	60,273
523,756		Gentex Corp	10,313
871,800		Goodyear Tire & Rubber Co	26,912
42,929		Harley-Davidson, Inc	2,504
342,808		Lear Corp	45,378
111,165	*,e	Tesla Motors, Inc	23,755
11,528		Thor Industries, Inc	1,153
229,930		Visteon Corp	18,473
		TOTAL AUTOMOBILES & COMPONENTS	196,803

BANKS - 1.2%
4,313,371		Bank of America Corp	95,326
804,710		Citizens Financial Group, Inc	28,672
777	e	First Hawaiian, Inc	27
58,718		First Republic Bank	5,410
633,780		JPMorgan Chase & Co	54,689
7,067	*	Signature Bank	1,061
8,880	*	SVB Financial Group	1,524
965,100		Wells Fargo & Co	53,187
12,208	*	Western Alliance Bancorp	595
		TOTAL BANKS	240,491

CAPITAL GOODS - 6.2%
661,390		3M Co	118,104
119,288		A.O. Smith Corp	5,648
10,746		Acuity Brands, Inc	2,481
9,264		Air Lease Corp	318
22,680		Allegion plc	1,451
377,900		Allison Transmission Holdings, Inc	12,731
214,869		Ametek, Inc	10,443
23,671		BE Aerospace, Inc	1,425
857,249		Boeing Co	133,457
22,515		BWX Technologies, Inc	894
80,324		Carlisle Cos, Inc	8,859
37,713		Danaher Corp	2,936
118,554		Deere & Co	12,216
28,790		Donaldson Co, Inc	1,211
25,236		Emerson Electric Co	1,407
28,423		Equifax, Inc	3,360
71,151		Fastenal Co	3,343
18,759		Flowserve Corp	901
122,501		Fortive Corp	6,570
222

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
397,435		Fortune Brands Home & Security, Inc	$21,247
118,321		General Dynamics Corp	20,429
607,942		General Electric Co	19,211
13,300		Graco, Inc	1,105
46,504	*	HD Supply Holdings, Inc	1,977
4,823		HEICO Corp	372
8,551		HEICO Corp (Class A)	581
1,311	*	Herc Holdings, Inc	53
22,603		Hexcel Corp	1,163
1,431,331		Honeywell International, Inc	165,820
71,243		Hubbell, Inc	8,314
192,675		Huntington Ingalls	35,489
16,387		IDEX Corp	1,476
83,696		Illinois Tool Works, Inc	10,249
574,585		Ingersoll-Rand plc	43,117
49,593		Johnson Controls International plc	2,043
8,439		Lennox International, Inc	1,293
8,967		Lincoln Electric Holdings, Inc	687
221,034		Lockheed Martin Corp	55,245
9,111	*	Manitowoc Foodservice, Inc	176
851,328		Masco Corp	26,919
13,486	*	Middleby Corp	1,737
92,754		MSC Industrial Direct Co (Class A)	8,570
14,195		Nordson Corp	1,591
693,375		Northrop Grumman Corp	161,265
351,100		Owens Corning, Inc	18,103
7,996		Paccar, Inc	511
449,524		Parker Hannifin Corp	62,933
399,594	*	Quanta Services, Inc	13,926
361,919		Raytheon Co	51,392
237,498		Rockwell Automation, Inc	31,920
31,180		Rockwell Collins, Inc	2,892
401,531		Roper Industries, Inc	73,512
10,053		Snap-On, Inc	1,722
435,860		Spirit Aerosystems Holdings, Inc (Class A)	25,432
4,788		Stanley Works	549
690,408		Textron, Inc	33,526
26,531		Toro Co	1,484
76,033		TransDigm Group, Inc	18,929
284,847	*	United Rentals, Inc	30,074
3,943		Valmont Industries, Inc	556
13,413		W.W. Grainger, Inc	3,115
12,106	*	WABCO Holdings, Inc	1,285
6,189		Watsco, Inc	917
20,408		Westinghouse Air Brake Technologies Corp	1,694
20,896		Xylem, Inc	1,035
		TOTAL CAPITAL GOODS	1,293,391

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
20,928		Cintas Corp	2,418
1,344	*	Clean Harbors, Inc	75
649,228	e	CNH Industrial NV (NYSE)	5,642
178,203	*	Copart, Inc	9,874
24,144		Covanta Holding Corp	377
3,192		Dun & Bradstreet Corp	387
223

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,206,071	*	IHS Markit Ltd	$42,707
33,993		KAR Auction Services, Inc	1,449
126,099		LSC Communications, Inc	3,743
232,000		Manpower, Inc	20,618
2,200,574		Nielsen NV	92,314
527,831		Pitney Bowes, Inc	8,018
31,615		Robert Half International, Inc	1,542
21,694		Rollins, Inc	733
6,707		RR Donnelley & Sons Co	109
696,773	*	Stericycle, Inc	53,679
274,228	*	TransUnion	8,482
549,989	*	Verisk Analytics, Inc	44,643
109,767		Waste Management, Inc	7,783
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	304,593

CONSUMER DURABLES & APPAREL - 1.9%
188,339		Brunswick Corp	10,272
2,465		CalAtlantic Group, Inc	84
12,207		Carter’s, Inc	1,055
11,852		Coach, Inc	415
334,136		DR Horton, Inc	9,132
91,960		Hanesbrands, Inc	1,984
7,629		Harman International Industries, Inc	848
27,434		Hasbro, Inc	2,134
27,925	*	Kate Spade & Co	521
60,054		Leggett & Platt, Inc	2,935
1,565		Lennar Corp (B Shares)	54
22,718		Lennar Corp (Class A)	975
22,681	*	Lululemon Athletica, Inc	1,474
1,387,380		Mattel, Inc	38,222
554,190	*	Michael Kors Holdings Ltd	23,819
224,508	*	Mohawk Industries, Inc	44,830
114,601		Newell Rubbermaid, Inc	5,117
1,422,085		Nike, Inc (Class B)	72,285
22,960	*	NVR, Inc	38,320
13,377		Polaris Industries, Inc	1,102
9,670		Pool Corp	1,009
1,232,327		Pulte Homes, Inc	22,650
264,624		Ralph Lauren Corp	23,901
29,931	*	Skechers U.S.A., Inc (Class A)	736
940,800		Sony Corp	26,288
691,600	*,e	Tempur-Pedic International, Inc	47,222
15,801	*	Toll Brothers, Inc	490
1,040,900	*,e	TomTom NV	9,352
12,036		Tupperware Corp	633
44,888	*	Under Armour, Inc	1,130
42,714	*,e	Under Armour, Inc (Class A)	1,241
83,064		VF Corp	4,431
2,672	*	Vista Outdoor, Inc	99
62,847		Whirlpool Corp	11,424
		TOTAL CONSUMER DURABLES & APPAREL	406,184

CONSUMER SERVICES - 3.5%
1,216,357		ARAMARK Holdings Corp	43,448
475,407	e	Brinker International, Inc	23,547
126,725	*	Chipotle Mexican Grill, Inc (Class A)	47,816
224

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
4,249		Choice Hotels International, Inc	$238
28,222		Darden Restaurants, Inc	2,052
12,087		Domino’s Pizza, Inc	1,925
22,039		Dunkin Brands Group, Inc	1,156
3,316		Extended Stay America, Inc	53
110,188		Hilton Worldwide Holdings, Inc	2,997
434	*	Hyatt Hotels Corp	24
1,100,000		ILG, Inc	19,987
1,108,868		Las Vegas Sands Corp	59,225
627,565		Marriott International, Inc (Class A)	51,887
520,016		McDonald’s Corp	63,296
4,664,237	g	Merlin Entertainments plc	25,749
1,504,133	*	MGM Resorts International	43,364
1,026,444	*	Norwegian Cruise Line Holdings Ltd	43,655
5,455	*	Panera Bread Co (Class A)	1,119
45,424		Service Corp International	1,290
434,927	*	ServiceMaster Global Holdings, Inc	16,384
17,262		Six Flags Entertainment Corp	1,035
3,978,641		Starbucks Corp	220,894
12,492		Vail Resorts, Inc	2,015
22,406		Wendy’s	303
45,187		Wyndham Worldwide Corp	3,451
17,391		Wynn Resorts Ltd	1,504
912,557	*	Yum China Holdings, Inc	23,836
327,200		Yum! Brands, Inc	20,722
		TOTAL CONSUMER SERVICES	722,972

DIVERSIFIED FINANCIALS - 2.9%
11,067	*	Affiliated Managers Group, Inc	1,608
871,635		Ameriprise Financial, Inc	96,699
9,575		Artisan Partners Asset Management, Inc	285
310,267		Blackstone Group LP	8,386
18,657		CBOE Holdings, Inc	1,379
712,679		Charles Schwab Corp	28,129
521,228		CME Group, Inc	60,124
79,081	*,e	Credit Acceptance Corp	17,201
291,649		Discover Financial Services	21,025
4,999	*	Donnelley Financial Solutions, Inc	115
27,038		Eaton Vance Corp	1,132
9,331		Factset Research Systems, Inc	1,525
24,494		Federated Investors, Inc (Class B)	693
269,176		Goldman Sachs Group, Inc	64,454
2,060		Interactive Brokers Group, Inc (Class A)	75
67,675		IntercontinentalExchange Group, Inc	3,818
36,149		Invesco Ltd	1,097
1,159,500	e	iShares Russell 1000 Growth Index Fund	121,631
123,267		Lazard Ltd (Class A)	5,065
99,813		LPL Financial Holdings, Inc	3,514
8,494		MarketAxess Holdings, Inc	1,248
36,182		Moody’s Corp	3,411
4,199		Morningstar, Inc	309
21,929		MSCI, Inc (Class A)	1,728
41,466		NorthStar Asset Management Group, Inc	619
553,962		S&P Global, Inc	59,573
114,851		SEI Investments Co	5,669
2,345,500		Synchrony Financial	85,071
225

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
203,016		T Rowe Price Group, Inc	$15,279
53,822		TD Ameritrade Holding Corp	2,347
		TOTAL DIVERSIFIED FINANCIALS	613,209

ENERGY - 2.0%
63,915		Apache Corp	4,057
77,171		Cabot Oil & Gas Corp	1,803
70	*	Chesapeake Energy Corp	1
3,317		Cimarex Energy Co	451
685,542	*	Concho Resources, Inc	90,903
404,486	*	Continental Resources, Inc	20,847
10,119	*	Devon Energy Corp	462
68,283	*	Diamondback Energy, Inc	6,901
1,760,373		EOG Resources, Inc	177,974
1,219	*	Extraction Oil & Gas, Inc	24
168,983		Halliburton Co	9,140
11,012	*	Newfield Exploration Co	446
49,825		Oneok, Inc	2,861
984,370	*	Parsley Energy, Inc	34,689
117,200		Pioneer Natural Resources Co	21,104
395,371		Schlumberger Ltd	33,191
117,924	*	Southwestern Energy Co	1,276
25,758		Spectra Energy Corp	1,058
188,539		Williams Cos, Inc	5,871
		TOTAL ENERGY	413,059

FOOD & STAPLES RETAILING - 2.2%
9,445		Casey’s General Stores, Inc	1,123
1,361,197		Costco Wholesale Corp	217,941
1,432,562		CVS Health Corp	113,043
1,751,460		Kroger Co	60,443
245,939	*	Rite Aid Corp	2,027
32,379	*	Sprouts Farmers Market, Inc	613
621,393		Sysco Corp	34,407
7,692	*	US Foods Holding Corp	211
451,033		Walgreens Boots Alliance, Inc	37,327
117,047		Whole Foods Market, Inc	3,600
		TOTAL FOOD & STAPLES RETAILING	470,735

FOOD, BEVERAGE & TOBACCO - 4.1%
960,306		Altria Group, Inc	64,936
500,000		Associated British Foods plc	16,871
11,364	*	Blue Buffalo Pet Products, Inc	273
13,415		Brown-Forman Corp	621
42,016		Brown-Forman Corp (Class B)	1,887
226,592		Campbell Soup Co	13,702
1,273,612		Coca-Cola Co	52,804
339,793		ConAgra Foods, Inc	13,439
39,613		Constellation Brands, Inc (Class A)	6,073
436,320		Dr Pepper Snapple Group, Inc	39,561
36,166	e	Flowers Foods, Inc	722
218,477		General Mills, Inc	13,495
94,830	*	Hain Celestial Group, Inc	3,701
33,189		Hershey Co	3,433
57,015		Hormel Foods Corp	1,985
304,241		Ingredion, Inc	38,018
226

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
205,427		Kellogg Co	$15,142
217,916		Kraft Heinz Co	19,028
113,281	*	Lamb Weston Holdings, Inc	4,288
27,387		McCormick & Co, Inc	2,556
83,754		Mead Johnson Nutrition Co	5,926
895,262		Molson Coors Brewing Co (Class B)	87,118
410,000		Mondelez International, Inc	18,175
4,193,493	*	Monster Beverage Corp	185,939
729,397		PepsiCo, Inc	76,317
224,193		Philip Morris International, Inc	20,511
14,690	e	Pilgrim’s Pride Corp	279
602,370		Pinnacle Foods, Inc	32,197
57,851	*	Post Holdings, Inc	4,651
749,979		Reynolds American, Inc	42,029
585,033		Suntory Beverage & Food Ltd	24,233
4,578	*,e	TreeHouse Foods, Inc	331
563,266		Tyson Foods, Inc (Class A)	34,742
40,947	*	WhiteWave Foods Co (Class A)	2,277
		TOTAL FOOD, BEVERAGE & TOBACCO	847,260

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
9,566	*	Abiomed, Inc	1,078
3,209	*,e	Acadia Healthcare Co, Inc	106
440,719		Aetna Inc	54,654
1,519	*	Alere, Inc	59
69,308	*	Align Technology, Inc	6,663
351,803		AmerisourceBergen Corp	27,507
364,403		Anthem, Inc	52,390
9,352	*	athenahealth, Inc	984
17,601		Bard (C.R.), Inc	3,954
540,679		Baxter International, Inc	23,974
90,286		Becton Dickinson & Co	14,947
381,955	*	Boston Scientific Corp	8,262
117,751		Cardinal Health, Inc	8,475
348,137	*	Centene Corp	19,673
1,750,200	*	Cerner Corp	82,907
444,008		Cigna Corp	59,226
8,634		Cooper Cos, Inc	1,510
15,919	*	DaVita, Inc	1,022
18,734	*,e	DexCom, Inc	1,118
197,042	*	Edwards Lifesciences Corp	18,463
223,225	*	Envision Healthcare Corp	14,128
1,066,714	*	Express Scripts Holding Co	73,379
399,903	*	HCA Holdings, Inc	29,601
362,800		Healthsouth Corp	14,962
20,217	*	Henry Schein, Inc	3,067
14,607		Hill-Rom Holdings, Inc	820
743,473	*	Hologic, Inc	29,828
114,872		Humana, Inc	23,437
28,639	*	Idexx Laboratories, Inc	3,358
4,702	*	Inovalon Holdings, Inc	48
220,766	*	Intuitive Surgical, Inc	140,003
155,759	*	Laboratory Corp of America Holdings	19,996
190,034		McKesson Corp	26,690
15,465	*	MEDNAX, Inc	1,031
20,147		Patterson Cos, Inc	827
227

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
770,231	*	Premier, Inc	$23,384
33,646		Resmed, Inc	2,088
46,465		St. Jude Medical, Inc	3,726
80,809		Stryker Corp	9,682
2,046		Teleflex, Inc	330
13,687	*	Tenet Healthcare Corp	203
2,121,372		UnitedHealth Group, Inc	339,504
223,933		Universal Health Services, Inc (Class B)	23,822
23,120	*	Varian Medical Systems, Inc	2,076
18,665	*	VCA Antech, Inc	1,281
201,344	*	Veeva Systems, Inc	8,195
135,100	*	WellCare Health Plans, Inc	18,520
16,559		West Pharmaceutical Services, Inc	1,405
23,528		Zimmer Holdings, Inc	2,428
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,204,791

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
249,252		Church & Dwight Co, Inc	11,014
25,787		Clorox Co	3,095
36,591		Colgate-Palmolive Co	2,395
6,674		Coty, Inc	122
384,837		Energizer Holdings, Inc	17,168
1,848,002		Estee Lauder Cos (Class A)	141,353
17,673	*,e	Herbalife Ltd	851
82,361		Kimberly-Clark Corp	9,399
4,330		Nu Skin Enterprises, Inc (Class A)	207
160,986		Spectrum Brands, Inc	19,693
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	205,297

INSURANCE - 0.4%
1,768		Amtrust Financial Services, Inc	48
63,019		Aon plc	7,029
29,946		Arthur J. Gallagher & Co	1,556
46		Brown & Brown, Inc	2
215,919		Chubb Ltd	28,527
3,875		Erie Indemnity Co (Class A)	436
103,744		Lincoln National Corp	6,875
377,971		Marsh & McLennan Cos, Inc	25,547
263,891		Progressive Corp	9,368
21,713		XL Group Ltd	809
		TOTAL INSURANCE	80,197

MATERIALS - 3.5%
2,986	*	AdvanSix, Inc	66
145,842		Air Products & Chemicals, Inc	20,975
1,363,300	*	AK Steel Holding Corp	13,919
541,700		Albemarle Corp	46,630
4,210		Aptargroup, Inc	309
171,065		Avery Dennison Corp	12,012
39,823	*	Axalta Coating Systems Ltd	1,083
41,016		Ball Corp	3,079
1,691		Bemis Co, Inc	81
1,539,449	*	Berry Plastics Group, Inc	75,017
136,337		Celanese Corp (Series A)	10,735
588,138	*	Crown Holdings, Inc	30,918
588,424		Dow Chemical Co	33,670
228

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
78,746		Eagle Materials, Inc	$7,759
160,767		Ecolab, Inc	18,845
371,592		EI du Pont de Nemours & Co	27,275
25,085		FMC Corp	1,419
69,523	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	917
1,608,869		Graphic Packaging Holding Co	20,079
19,418		International Flavors & Fragrances, Inc	2,288
325,400		International Paper Co	17,266
590,499		LyondellBasell Industries AF S.C.A	50,653
14,018		Martin Marietta Materials, Inc	3,105
1,065,059		Monsanto Co	112,055
4,641		NewMarket Corp	1,967
997,800		Olin Corp	25,554
37,405	*	Owens-Illinois, Inc	651
38,100		Packaging Corp of America	3,232
804,904		PPG Industries, Inc	76,273
59,967		Praxair, Inc	7,027
1,413		Royal Gold, Inc	89
32,358		RPM International, Inc	1,742
81,209		Scotts Miracle-Gro Co (Class A)	7,759
275,183		Sealed Air Corp	12,477
262,664		Sherwin-Williams Co	70,588
8,849		Silgan Holdings, Inc	453
6,670		Southern Copper Corp (NY)	213
187,530		Steel Dynamics, Inc	6,672
18,836		Valspar Corp	1,952
1,059		Valvoline, Inc	23
43,445		Vulcan Materials Co	5,437
71,003		WR Grace & Co	4,803
		TOTAL MATERIALS	737,067

MEDIA - 5.5%
370,137	*	AMC Networks, Inc	19,373
1,070		Cable One, Inc	665
1,959,286		CBS Corp (Class B)	124,650
62,100	*	Charter Communications, Inc	17,880
25,487		Cinemark Holdings, Inc	978
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	29
5,761,514		Comcast Corp (Class A)	397,833
555,200	*,e	Discovery Communications, Inc (Class A)	15,218
50,088	*	Discovery Communications, Inc (Class C)	1,341
393,231	*	DISH Network Corp (Class A)	22,780
1,841,347		Interpublic Group of Cos, Inc	43,106
114,481	*,e	Lions Gate Entertainment Corp	2,809
5,892	*,e	Lions Gate Entertainment Corp	158
16,831	*	Live Nation, Inc	448
534	*	Madison Square Garden Co	92
74,206		Omnicom Group, Inc	6,316
63,476	e	Regal Entertainment Group (Class A)	1,308
329,046		Scripps Networks Interactive (Class A)	23,484
409,620	e	Sirius XM Holdings, Inc	1,823
1,472,971		Time Warner, Inc	142,186
1,968		Tribune Co	69
251,009		Twenty-First Century Fox, Inc	7,038
444,436		Twenty-First Century Fox, Inc (Class B)	12,111
2,009	e	Viacom, Inc	77
229

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
988,674		Viacom, Inc (Class B)	$34,702
2,621,714		Walt Disney Co	273,235
		TOTAL MEDIA	1,149,709

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,134,430		AbbVie, Inc	71,038
21,831	*,e	Acadia Pharmaceuticals, Inc	630
20,438		Agilent Technologies, Inc	931
6,120	*,e	Agios Pharmaceuticals, Inc	255
16,834	*	Akorn, Inc	367
612,196	*	Alexion Pharmaceuticals, Inc	74,902
99,020	*	Alkermes plc	5,504
1,154,562	*	Allergan plc	242,470
15,497	*	Alnylam Pharmaceuticals, Inc	580
795,206		Amgen, Inc	116,267
373,956	*	Biogen Idec, Inc	106,047
272,813	*	BioMarin Pharmaceutical, Inc	22,600
11,646		Bio-Techne Corp	1,198
2,366,895		Bristol-Myers Squibb Co	138,321
194,470		Bruker BioSciences Corp	4,119
2,206,447	*	Celgene Corp	255,396
121,395	*	Charles River Laboratories International, Inc	9,249
1,940,774		Eli Lilly & Co	142,744
1,148,858		Gilead Sciences, Inc	82,270
495,000	*	H Lundbeck AS	20,097
174,905	*	Illumina, Inc	22,395
62,065	*	Incyte Corp	6,223
3,468	*,e	Intercept Pharmaceuticals, Inc	377
10,827	*,e	Intrexon Corp	263
27,843	*,e	Ionis Pharmaceuticals, Inc	1,332
567,652		Johnson & Johnson	65,399
12,171	*,e	Juno Therapeutics, Inc	229
7,990	*	Mettler-Toledo International, Inc	3,344
269,152	*	Mylan NV	10,268
20,475	*	Neurocrine Biosciences, Inc	792
69,643	*,e	Opko Health, Inc	648
106,237	*	Patheon NV	3,050
151,060		PerkinElmer, Inc	7,878
98,661		Pfizer, Inc	3,205
261,232	*	Quintiles Transnational Holdings, Inc	19,867
19,881	*	Regeneron Pharmaceuticals, Inc	7,298
23,893	*,e	Seattle Genetics, Inc	1,261
395,039		Shire plc (ADR)	67,307
42,989		Thermo Fisher Scientific, Inc	6,066
6,583	*	United Therapeutics Corp	944
193,027	*	Vertex Pharmaceuticals, Inc	14,220
1,232	*	VWR Corp	31
18,200	*	Waters Corp	2,446
3,904,230		Zoetis, Inc	208,993
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,748,821

REAL ESTATE - 0.8%
1,836		Alexandria Real Estate Equities, Inc	204
274,690		American Tower Corp	29,029
58,726		Boston Properties, Inc	7,387
2,670		Care Capital Properties, Inc	67
230

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
758,088	*	CBRE Group, Inc	$23,872
85,238		Crown Castle International Corp	7,396
27,771		CubeSmart	743
13,951		CyrusOne, Inc	624
26,180		Digital Realty Trust, Inc	2,572
14,104		Empire State Realty Trust, Inc	285
25,003		Equinix, Inc	8,936
128,359		Equity Lifestyle Properties, Inc	9,255
6,324		Essex Property Trust, Inc	1,470
29,229		Extra Space Storage, Inc	2,258
16,670		Federal Realty Investment Trust	2,369
46,042		Gaming and Leisure Properties, Inc	1,410
22,769		Healthcare Trust of America, Inc	663
62,795		Iron Mountain, Inc	2,040
18,670		Lamar Advertising Co	1,255
6,753		Life Storage, Inc	576
870,000	e	MGM Growth Properties LLC	22,020
15,520		Omega Healthcare Investors, Inc	485
134,616		Outfront Media, Inc	3,348
64,932		Public Storage, Inc	14,512
4,916		Regency Centers Corp	339
1,774		Senior Housing Properties Trust	34
123,443		Simon Property Group, Inc	21,932
44,698		Tanger Factory Outlet Centers, Inc	1,599
6,410		Taubman Centers, Inc	474
132,067		Ventas, Inc	8,257
		TOTAL REAL ESTATE	175,411

RETAILING - 9.9%
140,941		Advance Auto Parts, Inc	23,836
924,309	*	Amazon.com, Inc	693,112
585,000	*	ASOS plc	35,742
4,349	*	Autonation, Inc	212
51,014	*	AutoZone, Inc	40,290
3,701	*	Bed Bath & Beyond, Inc	150
83,521	*	Burlington Stores, Inc	7,078
367	*	Cabela’s, Inc	21
1,176,127	*,e	Carmax, Inc	75,731
765,152	*	Ctrip.com International Ltd (ADR)	30,606
16,666		Dick’s Sporting Goods, Inc	885
386,329		Dollar General Corp	28,615
55,149	*	Dollar Tree, Inc	4,256
909,325		Expedia, Inc	103,008
76,932		Fast Retailing Co Ltd	27,467
764,245		Foot Locker, Inc	54,177
494,300		GameStop Corp (Class A)	12,486
21,029		Gap, Inc	472
33,014		Genuine Parts Co	3,154
4,096,545	*,e	Groupon, Inc	13,601
2,633,855		Home Depot, Inc	353,147
1,719,467		Industria De Diseno Textil S.A.	58,575
10,150		L Brands, Inc	668
2,639	*	Liberty Expedia Holdings, Inc	105
1,760,591	*	Liberty Interactive Corp	35,177
3,950	*	Liberty Ventures	146
71,548	*	LKQ Corp	2,193
231

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
814,936		Lowe’s Companies, Inc	$57,958
14,992	*	Michaels Cos, Inc	307
255,194	*	Murphy USA, Inc	15,687
875,336	*	NetFlix, Inc	108,367
40,604		Nordstrom, Inc	1,946
119,495	*	O’Reilly Automotive, Inc	33,269
69,673	*	Priceline.com, Inc	102,145
327,600		Ross Stores, Inc	21,491
34,493	*	Sally Beauty Holdings, Inc	911
14,348	e	Signet Jewelers Ltd	1,352
159,193		Target Corp	11,499
315,000		Tiffany & Co	24,390
628,580		TJX Companies, Inc	47,225
32,417		Tractor Supply Co	2,458
28,226	*	TripAdvisor, Inc	1,309
13,865	*	Ulta Salon Cosmetics & Fragrance, Inc	3,535
835,209	*	Urban Outfitters, Inc	23,787
21,213	e	Williams-Sonoma, Inc	1,026
		TOTAL RETAILING	2,063,572

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
3,008,734	*	Advanced Micro Devices, Inc	34,119
3,162,033		Applied Materials, Inc	102,039
692,106		Broadcom Ltd	122,343
9,337	*	Cree, Inc	246
872,545		Intel Corp	31,647
359,439		Kla-Tencor Corp	28,281
706,675		Lam Research Corp	74,717
26,351		Linear Technology Corp	1,643
324,828		Maxim Integrated Products, Inc	12,529
50,378		Microchip Technology, Inc	3,232
897,248	*	Micron Technology, Inc	19,668
660,395		Nvidia Corp	70,491
10,960	*	ON Semiconductor Corp	140
3,326	*	Qorvo, Inc	175
1,396,654		Qualcomm, Inc	91,062
170,697		Skyworks Solutions, Inc	12,744
630,743		Texas Instruments, Inc	46,025
18,568	*	Versum Materials, Inc	521
173,353		Xilinx, Inc	10,465
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	662,087

SOFTWARE & SERVICES - 26.6%
557,318		Accenture plc	65,279
1,048,825		Activision Blizzard, Inc	37,873
2,432,965	*	Adobe Systems, Inc	250,474
186,241	*	Akamai Technologies, Inc	12,419
17,814		Alliance Data Systems Corp	4,070
475,969	*	Alphabet, Inc (Class A)	377,182
914,867	*	Alphabet, Inc (Class C)	706,113
356,691		Amdocs Ltd	20,777
5,000	*	Ansys, Inc	462
7,168	*	Atlassian Corp plc	173
618,027	*	Autodesk, Inc	45,740
789,182		Automatic Data Processing, Inc	81,112
115,000	*	Baidu, Inc (ADR)	18,907
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
6,185	*	Black Knight Financial Services, Inc	$234
296,170		Booz Allen Hamilton Holding Co	10,683
141,788		Broadridge Financial Solutions, Inc	9,401
71,426	*	Cadence Design Systems, Inc	1,801
194,916		CDK Global, Inc	11,635
239,800	*	Check Point Software Technologies	20,253
500,000	*	Cimpress NV	45,805
377,351	*	Citrix Systems, Inc	33,701
207,686	*	Cognizant Technology Solutions Corp (Class A)	11,637
1,608	*	CommerceHub, Inc	24
804	*	CommerceHub, Inc (Series A)	12
7,969	*	CoStar Group, Inc	1,502
251,322		CSRA, Inc	8,002
207,038	*	Dell Technologies, Inc-VMware Inc	11,381
7,793		DST Systems, Inc	835
2,128,946	*	eBay, Inc	63,208
347,549	*	Electronic Arts, Inc	27,373
11,933	*	Euronet Worldwide, Inc	864
5,099,264	*	Facebook, Inc	586,670
355,591		Fidelity National Information Services, Inc	26,897
2,438	*	FireEye, Inc	29
504,039	*	First American Corp	18,564
381,254	*	First Data Corp	5,410
67,549	*	Fiserv, Inc	7,179
302,209	*	FleetCor Technologies, Inc	42,769
35,716	*	Fortinet, Inc	1,076
104,959	*	Gartner, Inc	10,608
457,859	*	Genpact Ltd	11,144
271,552		Global Payments, Inc	18,848
34,579	*	GoDaddy, Inc	1,209
1,000,000	*	GrubHub, Inc	37,620
19,194	*	Guidewire Software, Inc	947
1,276,165		IAC/InterActiveCorp	82,683
535,040		International Business Machines Corp	88,811
3,199,554		Intuit, Inc	366,701
18,758		Jack Henry & Associates, Inc	1,665
356,500		Leidos Holdings, Inc	18,231
117,073	*	Manhattan Associates, Inc	6,208
2,877,162		MasterCard, Inc (Class A)	297,067
7,689	*,e	Match Group, Inc	131
15,068,331		Microsoft Corp	936,346
94,500		Netease.com (ADR)	20,350
38,192	*	Nuance Communications, Inc	569
2,855	*,e	Nutanix, Inc	76
1,900,678		Oracle Corp	73,081
42,794	*,e	Pandora Media, Inc	558
77,003		Paychex, Inc	4,688
4,403,286	*	PayPal Holdings, Inc	173,798
121,032	*	PTC, Inc	5,600
753,966	*	Red Hat, Inc	52,551
49,615	e	Sabre Corp	1,238
3,033,409	*	salesforce.com, Inc	207,667
780,734	*,g	Scout24 AG.	27,826
392,552	*	ServiceNow, Inc	29,182
31,127	*	Splunk, Inc	1,592
258,954	*	Square, Inc	3,530
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
37,572		SS&C Technologies Holdings, Inc	$1,075
19,098		Symantec Corp	456
124,227	*	Synopsys, Inc	7,312
12,191	*	Tableau Software, Inc	514
1,200,000		Tencent Holdings Ltd	29,097
450,868	*	Teradata Corp	12,250
40,005		Total System Services, Inc	1,961
2,562	*,e	Twilio, Inc	74
429,281	*	Twitter, Inc	6,997
8,098	*	Tyler Technologies, Inc	1,156
6,579	*	Ultimate Software Group, Inc	1,200
37,603	*	Vantiv, Inc	2,242
22,592	*,e	VeriSign, Inc	1,719
5,159,187		Visa, Inc (Class A)	402,520
379,126	*,e	VMware, Inc (Class A)	29,849
116,523		Western Union Co	2,531
9,366	*	WEX, Inc	1,045
28,200	*	Workday, Inc	1,864
11,311	*	Yelp, Inc	431
9,407	*,e	Zillow Group, Inc	343
16,088	*,e	Zillow Group, Inc (Class C)	587
		TOTAL SOFTWARE & SERVICES	5,553,274

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
70,768		Amphenol Corp (Class A)	4,756
7,226,748	d	Apple, Inc	837,002
9,145	*	Arista Networks, Inc	885
409,915	*	ARRIS International plc	12,351
38,992		CDW Corp	2,031
417,200	*	Ciena Corp	10,184
115,602		Cognex Corp	7,355
642,109	*	CommScope Holding Co, Inc	23,886
185,397	*	F5 Networks, Inc	26,831
292,300	*	Finisar Corp	8,848
25,585	*,e	Fitbit, Inc	187
6,859	*	IPG Photonics Corp	677
222,400	*	Lumentum Holdings, Inc	8,596
194,714		Motorola, Inc	16,140
21,020		National Instruments Corp	648
449,955	*	NCR Corp	18,250
260,140	*	Palo Alto Networks, Inc	32,530
49,704	*	Trimble Navigation Ltd	1,498
29,163	*	VeriFone Systems, Inc	517
175,300		Western Digital Corp	11,912
10,053	*	Zebra Technologies Corp (Class A)	862
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,025,946

TELECOMMUNICATION SERVICES - 0.7%
680,100		AT&T, Inc	28,924
326,900		CenturyTel, Inc	7,774
98,535	*	SBA Communications Corp (Class A)	10,175
642,257	*	T-Mobile US, Inc	36,936
1,185,663		Verizon Communications, Inc	63,291
229,442	*	Zayo Group Holdings, Inc	7,539
		TOTAL TELECOMMUNICATION SERVICES	154,639
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
TRANSPORTATION - 2.1%
339,231		Alaska Air Group, Inc	$30,100
32,782		Amerco, Inc	12,116
16,793	*	Avis Budget Group, Inc	616
34,064		CH Robinson Worldwide, Inc	2,496
447,718		Delta Air Lines, Inc	22,023
29,821		Expeditors International of Washington, Inc	1,579
279,406		FedEx Corp	52,025
4,517	*	Hertz Global Holdings, Inc	97
21,430		J.B. Hunt Transport Services, Inc	2,080
517,282	*	JetBlue Airways Corp	11,598
9,762		Landstar System, Inc	833
10,015	*	Old Dominion Freight Line	859
1,067,394		Southwest Airlines Co	53,199
515,398	*	Spirit Airlines, Inc	29,821
1,609,607		Union Pacific Corp	166,884
227,700	*	United Continental Holdings, Inc	16,595
268,432		United Parcel Service, Inc (Class B)	30,773
22,337	*,e	ZTO Express Cayman, Inc (ADR)	270
		TOTAL TRANSPORTATION	433,964

UTILITIES - 0.0%
8,419		Dominion Resources, Inc	644
		TOTAL UTILITIES	644
		TOTAL COMMON STOCKS	20,704,116
		(Cost $17,784,229)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.6%
TREASURY DEBT - 0.8%
$33,550,000	d	United States Treasury Bill	0.468%	01/19/17	33,544
11,750,000		United States Treasury Bill	0.415	02/02/17	11,746
1,900,000	d	United States Treasury Bill	0.305	02/09/17	1,899
6,300,000	d	United States Treasury Bill	0.320	03/02/17	6,295
15,600,000		United States Treasury Bill	0.503	03/09/17	15,587
61,600,000	d	United States Treasury Bill	0.369-0.469	03/23/17	61,532
46,000,000	d	United States Treasury Bill	0.501	04/27/17	45,920
		TOTAL TREASURY DEBT			176,523

235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
167,168,634	c	State Street Navigator Securities Lending Government Money Market Portfolio	$167,169
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	167,169

		TOTAL SHORT-TERM INVESTMENTS	343,692
		(Cost $343,702)
		TOTAL INVESTMENTS - 100.8%	21,047,808
		(Cost $18,127,931)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(175,575)
		NET ASSETS - 100.0%	$20,872,233

Abbreviation(s):
ADR	American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $162,795,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $53,575,000 or 0.3% of net assets.

Cost amounts are in thousands.
236

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.9%
69,021	*	Adient plc	$4,045
56,324	*	American Axle & Manufacturing Holdings, Inc	1,087
161,099		BorgWarner, Inc	6,354
37,696		Cooper Tire & Rubber Co	1,464
10,380	*	Cooper-Standard Holding, Inc	1,073
111,547		Dana Holding Corp	2,117
200,921		Delphi Automotive plc	13,532
20,030	*	Dorman Products, Inc	1,463
21,876	*	Federal Mogul Corp (Class A)	226
2,887,049		Ford Motor Co	35,020
16,848	*	Fox Factory Holding Corp	467
1,039,563		General Motors Co	36,218
210,501		Gentex Corp	4,145
26,543	*	Gentherm, Inc	898
197,979		Goodyear Tire & Rubber Co	6,112
134,380		Harley-Davidson, Inc	7,840
13,693	*	Horizon Global Corp	329
53,985		Lear Corp	7,146
15,558		Metaldyne Performance Group, Inc	357
36,302	*	Modine Manufacturing Co	541
13,147	*	Motorcar Parts of America, Inc	354
24,709		Spartan Motors, Inc	229
15,087		Standard Motor Products, Inc	803
20,247	*	Stoneridge, Inc	358
2,693		Strattec Security Corp	108
17,815		Superior Industries International, Inc	469
40,207	*	Tenneco, Inc	2,512
92,169	*,e	Tesla Motors, Inc	19,696
33,978		Thor Industries, Inc	3,399
15,398		Tower International, Inc	437
3,298		Unique Fabricating, Inc	48
25,274		Visteon Corp	2,030
21,322		Winnebago Industries, Inc	675
9,424	*,e	Workhorse Group, Inc	67
		TOTAL AUTOMOBILES & COMPONENTS	161,619

BANKS - 7.2%
12,604		1st Source Corp	563
5,171	e	Access National Corp	144
4,570		ACNB Corp	143
7,958	*	Allegiance Bancshares, Inc	288
5,882		American National Bankshares, Inc	205
24,903		Ameris Bancorp	1,086
7,069	e	Ames National Corp	233
7,714		Arrow Financial Corp	312
237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
110,942		Associated Banc-Corp	$2,740
66,701		Astoria Financial Corp	1,244
12,656	*	Atlantic Capital Bancshares, Inc	240
35,106		Banc of California, Inc	609
5,787		Bancfirst Corp	538
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	632
63,774		Bancorpsouth, Inc	1,980
41,404		Bank Mutual Corp	391
7,628,247		Bank of America Corp	168,584
31,772		Bank of Hawaii Corp	2,818
3,864		Bank of Marin Bancorp	270
9,084		Bank of NT Butterfield & Son Ltd	286
64,145		Bank of the Ozarks, Inc	3,373
15,980		BankFinancial Corp	237
73,818		BankUnited	2,782
3,897		Bankwell Financial Group, Inc	127
22,254		Banner Corp	1,242
4,570		Bar Harbor Bankshares	216
604,817		BB&T Corp	28,439
9,956		Bear State Financial, Inc	101
54,253		Beneficial Bancorp, Inc	998
21,508		Berkshire Hills Bancorp, Inc	793
20,549		Blue Hills Bancorp, Inc	385
27,830		BNC Bancorp	888
45,284	*,e	BofI Holding, Inc	1,293
19,135	e	BOK Financial Corp	1,589
59,217		Boston Private Financial Holdings, Inc	980
12,233		Bridge Bancorp, Inc	464
54,590		Brookline Bancorp, Inc	895
12,987		Bryn Mawr Bank Corp	547
6,346	*	BSB Bancorp, Inc	184
2,353		C&F Financial Corp	117
11,436		Camden National Corp	508
15,934		Capital Bank Financial Corp	625
9,158		Capital City Bank Group, Inc	188
105,428		Capitol Federal Financial	1,735
22,480		Cardinal Financial Corp	737
7,542		Carolina Financial Corp	232
21,201	*	Cascade Bancorp	172
54,668		Cathay General Bancorp	2,079
33,881		Centerstate Banks of Florida, Inc	853
17,227		Central Pacific Financial Corp	541
6,214		Central Valley Community Bancorp	124
2,883		Century Bancorp, Inc	173
13,560		Charter Financial Corp	226
48,539		Chemical Financial Corp	2,629
2,189	e	Chemung Financial Corp	80
148,171		CIT Group, Inc	6,324
2,180,463		Citigroup, Inc	129,585
9,568		Citizens & Northern Corp	251
392,839		Citizens Financial Group, Inc	13,997
7,739		City Holding Co	523
19,650		Clifton Bancorp, Inc	332
9,772		CNB Financial Corp	261
26,184		CoBiz, Inc	442
238

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,854		Codorus Valley Bancorp, Inc	$167
42,696		Columbia Banking System, Inc	1,908
129,571		Comerica, Inc	8,825
62,219		Commerce Bancshares, Inc	3,597
30,550		Community Bank System, Inc	1,888
12,718		Community Trust Bancorp, Inc	631
21,722		ConnectOne Bancorp, Inc	564
3,700		County Bancorp, Inc	100
12,656	*	CU Bancorp	453
39,504		Cullen/Frost Bankers, Inc	3,485
19,196	*	Customers Bancorp, Inc	688
80,226		CVB Financial Corp	1,840
23,810		Dime Community Bancshares	479
22,108	*	Eagle Bancorp, Inc	1,347
106,767		East West Bancorp, Inc	5,427
6,481		Enterprise Bancorp, Inc	243
14,785		Enterprise Financial Services Corp	636
3,620	*	Equity Bancshares, Inc	122
6,121		ESSA Bancorp, Inc	96
55,323	*	Essent Group Ltd	1,791
57,923		EverBank Financial Corp	1,127
5,336		Farmers Capital Bank Corp	224
18,150		Farmers National Banc Corp	258
20,788	*	FCB Financial Holdings, Inc	992
6,481		Federal Agricultural Mortgage Corp (Class C)	371
15,456		Fidelity Southern Corp	366
567,748		Fifth Third Bancorp	15,312
10,211		Financial Institutions, Inc	349
15,337		First Bancorp (NC)	416
85,475	*	First Bancorp (Puerto Rico)	565
6,485		First Bancorp, Inc	215
23,093		First Busey Corp	711
6,176		First Business Financial Services, Inc	146
5,634		First Citizens Bancshares, Inc (Class A)	2,000
66,434		First Commonwealth Financial Corp	942
12,139		First Community Bancshares, Inc	366
9,229	*,e	First Community Financial Partners, Inc	108
13,926		First Connecticut Bancorp	315
7,726		First Defiance Financial Corp	392
44,691		First Financial Bancorp	1,271
47,037	e	First Financial Bankshares, Inc	2,126
8,954		First Financial Corp	473
6,257		First Financial Northwest, Inc	124
9,830	*	First Foundation, Inc	280
20,000	e	First Hawaiian, Inc	696
172,999		First Horizon National Corp	3,462
4,089	e	First Internet Bancorp	131
13,482		First Interstate Bancsystem, Inc	574
29,933		First Merchants Corp	1,127
4,469		First Mid-Illinois Bancshares, Inc	152
57,533		First Midwest Bancorp, Inc	1,452
11,498	*,e	First NBC Bank Holding Co	84
7,602	*	First Northwest Bancorp	119
15,462		First of Long Island Corp	441
108,227		First Republic Bank	9,972
15,789	*	Flagstar Bancorp, Inc	425
239

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,200		Flushing Financial Corp	$682
151,336		FNB Corp	2,426
10,697	*	Franklin Financial Network, Inc	448
126,801		Fulton Financial Corp	2,384
9,802		German American Bancorp, Inc	516
56,600		Glacier Bancorp, Inc	2,051
7,809		Great Southern Bancorp, Inc	427
43,982		Great Western Bancorp, Inc	1,917
14,667	*	Green Bancorp, Inc	223
2,003	e	Greene County Bancorp, Inc	46
11,166		Guaranty Bancorp	270
57,555		Hancock Holding Co	2,481
23,963		Hanmi Financial Corp	836
16,045		Heartland Financial USA, Inc	770
16,751		Heritage Commerce Corp	242
22,833		Heritage Financial Corp	588
14,409		Heritage Oaks Bancorp	178
55,915		Hilltop Holdings, Inc	1,666
997		Hingham Institution for Savings	196
4,264		Home Bancorp, Inc	165
84,058		Home Bancshares, Inc	2,334
15,022	*	HomeStreet, Inc	475
16,046	*	HomeTrust Bancshares, Inc	416
96,239		Hope Bancorp, Inc	2,107
12,010		Horizon Bancorp	336
801,542		Huntington Bancshares, Inc	10,596
33,050		IBERIABANK Corp	2,768
6,123	*,e	Impac Mortgage Holdings, Inc	86
19,246		Independent Bank Corp (MA)	1,356
17,558		Independent Bank Corp (MI)	381
7,858		Independent Bank Group, Inc	490
40,567		International Bancshares Corp	1,655
219,896		Investors Bancorp, Inc	3,068
2,702,870		JPMorgan Chase & Co	233,231
69,276		Kearny Financial Corp	1,077
802,266		Keycorp	14,657
5,582		Lake Sunapee Bank Group	132
28,418		Lakeland Bancorp, Inc	554
18,630		Lakeland Financial Corp	882
6,780		LCNB Corp	158
32,716		LegacyTexas Financial Group, Inc	1,409
5,204	*,e	LendingTree, Inc	527
14,926	e	Live Oak Bancshares, Inc	276
111,052		M&T Bank Corp	17,372
19,210		Macatawa Bank Corp	200
16,944		MainSource Financial Group, Inc	583
51,779		MB Financial, Inc	2,446
13,586		MBT Financial Corp	154
12,428		Mercantile Bank Corp	469
3,784		Merchants Bancshares, Inc	205
41,025		Meridian Bancorp, Inc	775
6,858		Meta Financial Group, Inc	706
252,589	*	MGIC Investment Corp	2,574
3,714		Middleburg Financial Corp	129
2,960		Midland States Bancorp, Inc	107
5,257		MidWestOne Financial Group, Inc	198
240

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
3,816		MutualFirst Financial, Inc	$126
19,324		National Bank Holdings Corp	616
5,351	e	National Bankshares, Inc	233
6,167	*	National Commerce Corp	229
25,594	*,e	Nationstar Mortgage Holdings, Inc	462
32,725		NBT Bancorp, Inc	1,371
350,170		New York Community Bancorp, Inc	5,571
5,394	*	Nicolet Bankshares, Inc	257
38,864	*	NMI Holdings, Inc	414
36,323		Northfield Bancorp, Inc	725
5,019		Northrim BanCorp, Inc	159
69,442		Northwest Bancshares, Inc	1,252
14,953		OceanFirst Financial Corp	449
33,903		OFG Bancorp	444
6,461		Old Line Bancshares, Inc	155
90,192		Old National Bancorp	1,637
21,667		Old Second Bancorp, Inc	239
10,957		Opus Bank	329
26,521		Oritani Financial Corp	497
5,318		Orrstown Financial Services, Inc	119
14,467		Pacific Continental Corp	316
11,579	*	Pacific Mercantile Bancorp	85
19,968	*	Pacific Premier Bancorp, Inc	706
85,767		PacWest Bancorp	4,669
9,690		Park National Corp	1,160
38,548		Park Sterling Bank	416
11,582		Peapack Gladstone Financial Corp	358
2,964		Penns Woods Bancorp, Inc	150
9,540	*	PennyMac Financial Services, Inc	159
13,423		Peoples Bancorp, Inc	436
5,712		Peoples Financial Services Corp	278
229,288		People’s United Financial, Inc	4,439
9,341		People’s Utah Bancorp	251
36,552	*	PHH Corp	554
31,513		Pinnacle Financial Partners, Inc	2,184
370,257		PNC Financial Services Group, Inc	43,305
75,864		Popular, Inc	3,324
8,859		Preferred Bank	464
6,765	e	Premier Financial Bancorp, Inc	136
58,098		PrivateBancorp, Inc	3,148
49,181		Prosperity Bancshares, Inc	3,530
3,260	*	Provident Bancorp, Inc	58
4,497		Provident Financial Holdings, Inc	91
45,191		Provident Financial Services, Inc	1,279
8,729		QCR Holdings, Inc	378
158,112		Radian Group, Inc	2,843
942,757		Regions Financial Corp	13,538
29,870		Renasant Corp	1,261
6,104		Republic Bancorp, Inc (Class A)	241
23,825	*,e	Republic First Bancorp, Inc	199
25,676		S&T Bancorp, Inc	1,002
18,232		Sandy Spring Bancorp, Inc	729
21,395	*	Seacoast Banking Corp of Florida	472
32,848	e	ServisFirst Bancshares, Inc	1,230
8,913		Shore Bancshares, Inc	136
8,511		SI Financial Group, Inc	131
241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,919		Sierra Bancorp	$237
39,194	*	Signature Bank	5,887
22,158		Simmons First National Corp (Class A)	1,377
18,098		South State Corp	1,582
4,079	*	Southern First Bancshares, Inc	147
4,139		Southern Missouri Bancorp, Inc	146
8,140		Southern National Bancorp of Virginia, Inc	133
17,347		Southside Bancshares, Inc	653
14,769		Southwest Bancorp, Inc	428
26,403		State Bank & Trust Co	709
88,560		Sterling Bancorp/DE	2,072
16,305		Stock Yards Bancorp, Inc	766
7,609		Stonegate Bank	318
8,903		Suffolk Bancorp	381
6,101	e	Summit Financial Group, Inc	168
8,249		Sun Bancorp, Inc	214
371,519		SunTrust Banks, Inc	20,378
38,070	*	SVB Financial Group	6,535
92,114		Synovus Financial Corp	3,784
116,646		TCF Financial Corp	2,285
8,286		Territorial Bancorp, Inc	272
36,559	*	Texas Capital Bancshares, Inc	2,866
52,879		TFS Financial Corp	1,007
26,827	*	The Bancorp, Inc	211
11,138		Tompkins Trustco, Inc	1,053
41,087		TowneBank	1,366
16,948		Trico Bancshares	579
16,178	*	Tristate Capital Holdings, Inc	358
10,668	*	Triumph Bancorp, Inc	279
71,043		Trustco Bank Corp NY	622
49,168		Trustmark Corp	1,753
29,867		UMB Financial Corp	2,303
161,706		Umpqua Holdings Corp	3,037
31,837		Union Bankshares Corp	1,138
2,885	e	Union Bankshares, Inc	131
48,255	e	United Bankshares, Inc	2,232
52,885		United Community Banks, Inc	1,566
30,361		United Community Financial Corp	271
36,948		United Financial Bancorp, Inc (New)	671
19,117		Univest Corp of Pennsylvania	591
1,203,865		US Bancorp	61,843
172,796		Valley National Bancorp	2,011
6,183	*	Veritex Holdings, Inc	165
19,235	*	Walker & Dunlop, Inc	600
14,712	*,e	Walter Investment Management Corp	70
67,298		Washington Federal, Inc	2,312
10,818		Washington Trust Bancorp, Inc	606
5,983		WashingtonFirst Bankshares, Inc	173
22,962		Waterstone Financial, Inc	423
67,195		Webster Financial Corp	3,647
3,395,538		Wells Fargo & Co	187,128
30,103		WesBanco, Inc	1,296
11,970		West Bancorporation, Inc	296
18,981	e	Westamerica Bancorporation	1,194
64,944	*	Western Alliance Bancorp	3,163
10,697		Western New England Bancorp, Inc	100
242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,315		Wintrust Financial Corp	$2,563
144,782	*	WMIH Corp	224
20,553		WSFS Financial Corp	953
3,104	*,e	Xenith Bankshares, Inc	88
31,907		Yadkin Financial Corp	1,093
149,549		Zions Bancorporation	6,437
		TOTAL BANKS	1,253,176

CAPITAL GOODS - 8.0%
438,533		3M Co	78,309
108,282		A.O. Smith Corp	5,127
29,877		Aaon, Inc	987
24,615		AAR Corp	814
43,959		Actuant Corp (Class A)	1,141
32,117		Acuity Brands, Inc	7,415
24,758		Advanced Drainage Systems, Inc	510
110,795	*	Aecom Technology Corp	4,029
28,439	*	Aegion Corp	674
46,010	*	Aerojet Rocketdyne Holdings, Inc	826
14,335	*	Aerovironment, Inc	385
50,527		AGCO Corp	2,924
71,397		Air Lease Corp	2,451
34,921		Aircastle Ltd	728
6,904		Alamo Group, Inc	525
21,082		Albany International Corp (Class A)	976
71,508		Allegion plc	4,577
4,493		Allied Motion Technologies, Inc	96
104,849		Allison Transmission Holdings, Inc	3,532
18,514		Altra Holdings, Inc	683
13,776	*	Ameresco, Inc	76
5,806	e	American Railcar Industries, Inc	263
9,146	*,e	American Superconductor Corp	67
10,171	*	American Woodmark Corp	765
169,092		Ametek, Inc	8,218
21,529		Apogee Enterprises, Inc	1,153
26,937		Applied Industrial Technologies, Inc	1,600
322,544		Arconic, Inc	5,980
9,512		Argan, Inc	671
17,658	*	Armstrong Flooring, Inc	352
28,807	*	Armstrong World Industries, Inc	1,204
14,102		Astec Industries, Inc	951
14,118	*	Astronics Corp	478
19,364		AZZ, Inc	1,237
33,400	*	Babcock & Wilcox Enterprises, Inc	554
36,980		Barnes Group, Inc	1,754
76,535		BE Aerospace, Inc	4,607
43,906	*	Beacon Roofing Supply, Inc	2,023
3,967	*	Blue Bird Corp	61
40,522	*	BMC Stock Holdings, Inc	790
442,689		Boeing Co	68,918
35,415		Briggs & Stratton Corp	788
51,345	*	Builders FirstSource, Inc	563
69,405		BWX Technologies, Inc	2,755
21,392	*	Caesarstone Sdot-Yam Ltd	613
12,460	*	CAI International, Inc	108
46,436		Carlisle Cos, Inc	5,121
243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
415,054		Caterpillar, Inc	$38,492
22,344	*	Chart Industries, Inc	805
78,484		Chicago Bridge & Iron Co NV	2,492
12,045		CIRCOR International, Inc	781
35,009		Clarcor, Inc	2,887
73,519	*	Colfax Corp	2,642
14,727		Columbus McKinnon Corp	398
27,143		Comfort Systems USA, Inc	904
25,603	*	Continental Building Products Inc	591
35,538		Crane Co	2,563
7,312	*	CSW Industrials, Inc	269
18,660		Cubic Corp	895
117,279		Cummins, Inc	16,029
32,643		Curtiss-Wright Corp	3,211
447,698		Danaher Corp	34,849
232,354		Deere & Co	23,942
46,761	*	DigitalGlobe, Inc	1,340
9,586		DMC Global, Inc	152
94,050		Donaldson Co, Inc	3,958
16,771		Douglas Dynamics, Inc	564
114,025		Dover Corp	8,544
8,048	*	Ducommun, Inc	206
9,738	*	DXP Enterprises, Inc	338
22,543	*,e	Dycom Industries, Inc	1,810
340,356		Eaton Corp	22,834
44,692		EMCOR Group, Inc	3,162
476,629		Emerson Electric Co	26,572
15,305		Encore Wire Corp	663
11,608	*	Energous Corp	196
24,905	*,e	Energy Recovery, Inc	258
32,051		EnerSys	2,503
12,394		Engility Holdings, Inc	418
15,803		EnPro Industries, Inc	1,064
88,074		Equifax, Inc	10,413
18,556		ESCO Technologies, Inc	1,051
21,694	*	Esterline Technologies Corp	1,935
213,649		Fastenal Co	10,037
46,509		Federal Signal Corp	726
96,500		Flowserve Corp	4,637
103,400		Fluor Corp	5,431
223,156		Fortive Corp	11,968
113,402		Fortune Brands Home & Security, Inc	6,062
34,098		Franklin Electric Co, Inc	1,326
9,868		Freightcar America, Inc	147
14,134	*,e	FuelCell Energy, Inc	25
30,063	e	GATX Corp	1,851
4,980	*	Gencor Industries, Inc	78
48,390	*	Generac Holdings, Inc	1,971
37,226		General Cable Corp	709
180,620		General Dynamics Corp	31,186
6,831,532		General Electric Co	215,876
22,869	*	Gibraltar Industries, Inc	953
16,574		Global Brass & Copper Holdings, Inc	568
5,154	*	GMS, Inc	151
14,132		Gorman-Rupp Co	437
41,041		Graco, Inc	3,410
244

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,763		Graham Corp	$172
29,395		Granite Construction, Inc	1,617
44,924	*	Great Lakes Dredge & Dock Corp	189
19,838	e	Greenbrier Cos, Inc	824
26,499		Griffon Corp	694
23,777		H&E Equipment Services, Inc	553
8,975		Hardinge, Inc	99
59,172		Harsco Corp	805
26,381	*	HC2 Holdings, Inc	156
151,183	*	HD Supply Holdings, Inc	6,427
14,478		HEICO Corp	1,117
27,927		HEICO Corp (Class A)	1,896
17,889	*	Herc Holdings, Inc	718
68,372		Hexcel Corp	3,517
43,275		Hillenbrand, Inc	1,660
561,629		Honeywell International, Inc	65,065
40,778		Hubbell, Inc	4,759
34,520		Huntington Ingalls	6,358
4,796		Hurco Cos, Inc	159
7,224		Hyster-Yale Materials Handling, Inc	461
55,638		IDEX Corp	5,011
5,334	*	IES Holdings, Inc	102
219,031		Illinois Tool Works, Inc	26,823
191,187		Ingersoll-Rand plc	14,347
13,472		Insteel Industries, Inc	480
60,728		ITT, Inc	2,342
88,889	*	Jacobs Engineering Group, Inc	5,067
21,706		John Bean Technologies Corp	1,866
680,087		Johnson Controls International plc	28,013
71,908		Joy Global, Inc	2,013
8,084		Kadant, Inc	495
19,992		Kaman Corp	978
106,685		KBR, Inc	1,781
58,766		Kennametal, Inc	1,837
24,548	*,e	KEYW Holding Corp	289
38,579	*	KLX, Inc	1,740
35,813	*	Kratos Defense & Security Solutions, Inc	265
56,871	*	L3 Technologies, Inc	8,651
4,456	*	Lawson Products, Inc	106
13,681	*,e	Layne Christensen Co	149
29,452		Lennox International, Inc	4,511
45,300		Lincoln Electric Holdings, Inc	3,473
7,711	e	Lindsay Corp	575
188,690		Lockheed Martin Corp	47,161
16,944		LSI Industries, Inc	165
12,907	*	Lydall, Inc	798
100,071		Manitowoc Co, Inc	598
93,437	*	Manitowoc Foodservice, Inc	1,806
246,599		Masco Corp	7,797
22,281	*	Masonite International Corp	1,466
48,078	*	Mastec, Inc	1,839
28,845	*	Mercury Systems, Inc	872
60,412	*	Meritor, Inc	750
41,334	*	Middleby Corp	5,324
9,476	*	Milacron Holdings Corp	177
7,280		Miller Industries, Inc	193
245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,587	*	Moog, Inc (Class A)	$1,549
75,826	*	MRC Global, Inc	1,536
34,779		MSC Industrial Direct Co (Class A)	3,213
39,255		Mueller Industries, Inc	1,569
114,327		Mueller Water Products, Inc (Class A)	1,522
10,993	*	MYR Group, Inc	414
3,938	e	National Presto Industries, Inc	419
38,145	*	Navistar International Corp	1,197
19,754	*	NCI Building Systems, Inc	309
7,962	*	Neff Corp	112
14,675		NN, Inc	280
42,241		Nordson Corp	4,733
123,248		Northrop Grumman Corp	28,665
79,518	*	NOW, Inc	1,628
5,211	*	NV5 Holdings, Inc	174
2,354		Omega Flex, Inc	131
43,366		Orbital ATK, Inc	3,805
19,593	*	Orion Marine Group, Inc	195
53,964		Oshkosh Truck Corp	3,487
85,118		Owens Corning, Inc	4,389
252,717		Paccar, Inc	16,149
99,215		Parker Hannifin Corp	13,890
9,372	*	Patrick Industries, Inc	715
123,383		Pentair plc	6,918
36,380	*	PGT, Inc	417
125,956	*,e	Plug Power, Inc	151
15,949	*	Ply Gem Holdings, Inc	259
7,077		Powell Industries, Inc	276
3,314	*,e	Power Solutions International, Inc	25
1,801		Preformed Line Products Co	105
28,783		Primoris Services Corp	656
18,284	*	Proto Labs, Inc	939
25,291		Quanex Building Products Corp	513
106,691	*	Quanta Services, Inc	3,718
27,582		Raven Industries, Inc	695
220,231		Raytheon Co	31,273
16,634	*	RBC Bearings, Inc	1,544
33,217		Regal-Beloit Corp	2,300
61,005	*	Rexnord Corp	1,195
96,529		Rockwell Automation, Inc	12,974
95,149		Rockwell Collins, Inc	8,826
73,919		Roper Industries, Inc	13,533
4,597	*	Rush Enterprises, Inc	142
21,510	*	Rush Enterprises, Inc (Class A)	686
31,268		Simpson Manufacturing Co, Inc	1,368
8,447	*	SiteOne Landscape Supply, Inc	293
42,803		Snap-On, Inc	7,331
7,959	*	Sparton Corp	190
89,515		Spirit Aerosystems Holdings, Inc (Class A)	5,223
30,406	*	SPX Corp	721
26,058	*	SPX FLOW, Inc	835
9,752		Standex International Corp	857
109,792		Stanley Works	12,592
16,194		Sun Hydraulics Corp	647
47,039	*,e	Sunrun, Inc	250
8,050		Supreme Industries, Inc	126
246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,585	*	Taser International, Inc	$935
25,120	*	Teledyne Technologies, Inc	3,090
13,262		Tennant Co	944
77,584		Terex Corp	2,446
15,040		Textainer Group Holdings Ltd	112
199,025		Textron, Inc	9,665
7,401	*,e	The ExOne Company	69
24,419	*	Thermon Group Holdings	466
52,342		Timken Co	2,078
33,155		Titan International, Inc	372
11,613	*,e	Titan Machinery, Inc	169
79,174		Toro Co	4,430
37,115		TransDigm Group, Inc	9,240
21,659	*	Trex Co, Inc	1,395
34,233	*	Trimas Corp	804
110,538		Trinity Industries, Inc	3,069
32,134		Triton International Ltd	508
36,497		Triumph Group, Inc	967
28,503	*	Tutor Perini Corp	798
65,633	*	United Rentals, Inc	6,930
576,025		United Technologies Corp	63,144
32,260	*	Univar, Inc	915
14,766		Universal Forest Products, Inc	1,509
64,802	*	USG Corp	1,871
16,466		Valmont Industries, Inc	2,320
7,860	*	Vectrus, Inc	187
6,270	*	Veritiv Corp	337
12,845	*	Vicor Corp	194
41,124		W.W. Grainger, Inc	9,551
47,771	*	Wabash National Corp	756
38,291	*	WABCO Holdings, Inc	4,065
19,517		Watsco, Inc	2,891
20,422		Watts Water Technologies, Inc (Class A)	1,332
31,115	*	WESCO International, Inc	2,071
62,694		Westinghouse Air Brake Technologies Corp	5,205
3,392	*	Willis Lease Finance Corp	87
38,996		Woodward Governor Co	2,693
132,752		Xylem, Inc	6,574
		TOTAL CAPITAL GOODS	1,384,613

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
41,289		ABM Industries, Inc	1,686
37,820		Acacia Research (Acacia Technologies)	246
77,675	*	ACCO Brands Corp	1,014
11,519	*	Advanced Disposal Services, Inc	256
31,285	*	Advisory Board Co	1,040
7,288	*,e	Aqua Metals, Inc	96
26,021	*	ARC Document Solutions, Inc	132
6,166		Barrett Business Services, Inc	395
33,472		Brady Corp (Class A)	1,257
33,001		Brink’s Co	1,361
29,675	*	Casella Waste Systems, Inc (Class A)	368
35,493	*	CBIZ, Inc	486
25,057		CEB, Inc	1,518
18,496		Ceco Environmental Corp	258
65,984		Cintas Corp	7,625
247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,764	*	Clean Harbors, Inc	$2,157
10,504	*,e	Cogint, Inc	36
72,462	*	Copart, Inc	4,015
84,474		Covanta Holding Corp	1,318
7,013		CRA International, Inc	257
36,092		Deluxe Corp	2,585
26,172		Dun & Bradstreet Corp	3,175
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	348
28,344		Essendant, Inc	592
19,672		Exponent, Inc	1,186
9,375	*	Franklin Covey Co	189
30,776	*	FTI Consulting, Inc	1,387
13,709		G & K Services, Inc (Class A)	1,322
9,864	*	GP Strategies Corp	282
51,852		Healthcare Services Group	2,031
14,300		Heidrick & Struggles International, Inc	345
8,893	*	Heritage-Crystal Clean, Inc	140
43,782		Herman Miller, Inc	1,497
25,556	*	Hill International, Inc	111
33,809		HNI Corp	1,891
17,289	*	Huron Consulting Group, Inc	876
14,961	*	ICF International, Inc	826
27,969	*,e	Innerworkings, Inc	276
11,954		Insperity, Inc	848
49,074		Interface, Inc	910
101,843		KAR Auction Services, Inc	4,341
20,372		Kelly Services, Inc (Class A)	467
18,302		Kforce, Inc	423
25,171		Kimball International, Inc (Class B)	442
35,963		Knoll, Inc	1,004
42,402		Korn/Ferry International	1,248
19,156		LSC Communications, Inc	569
52,326		Manpower, Inc	4,650
23,595		Matthews International Corp (Class A)	1,813
19,108		McGrath RentCorp	749
13,300	*	Mistras Group, Inc	342
33,943		Mobile Mini, Inc	1,027
22,823		MSA Safety, Inc	1,582
8,734		Multi-Color Corp	678
36,256	*	Navigant Consulting, Inc	949
267,111		Nielsen NV	11,205
38,425	*	On Assignment, Inc	1,697
139,962		Pitney Bowes, Inc	2,126
19,971		Quad Graphics, Inc	537
172,064		Republic Services, Inc	9,816
28,792		Resources Connection, Inc	554
94,240		Robert Half International, Inc	4,597
70,333		Rollins, Inc	2,376
29,492	*	RPX Corp	319
51,083		RR Donnelley & Sons Co	834
12,140	*	SP Plus Corp	342
61,807		Steelcase, Inc (Class A)	1,106
60,743	*	Stericycle, Inc	4,680
20,907	*	Team, Inc	821
42,802		Tetra Tech, Inc	1,847
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
39,266	*	TransUnion	$1,215
12,065	*	TRC Cos, Inc	128
30,336	*	TriNet Group, Inc	777
30,958	*	TrueBlue, Inc	763
10,976		Unifirst Corp	1,577
16,280		US Ecology, Inc	800
112,591	*	Verisk Analytics, Inc	9,139
15,178		Viad Corp	669
5,586		VSE Corp	217
26,743	*	WageWorks, Inc	1,939
327,795		Waste Management, Inc	23,244
33,820		West Corp	837
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	150,903

CONSUMER DURABLES & APPAREL - 1.4%
15,286	*	Acushnet Holdings Corp	301
39,523	*	American Outdoor Brands Corp	833
9,523	*	Arctic Cat, Inc	143
7,681		Bassett Furniture Industries, Inc	234
21,459	*	Beazer Homes USA, Inc	285
67,005		Brunswick Corp	3,654
55,638		CalAtlantic Group, Inc	1,892
69,841		Callaway Golf Co	765
37,197		Carter’s, Inc	3,213
6,619	*	Cavco Industries, Inc	661
16,701	*	Century Communities, Inc	351
204,773		Coach, Inc	7,171
19,985		Columbia Sportswear Co	1,165
56,978	*	CROCS, Inc	391
6,879		CSS Industries, Inc	186
6,895		Culp, Inc	256
23,766	*	Deckers Outdoor Corp	1,316
5,204	*	Delta Apparel, Inc	108
250,331		DR Horton, Inc	6,842
7,865		Escalade, Inc	104
18,783		Ethan Allen Interiors, Inc	692
3,991		Flexsteel Industries, Inc	246
31,215	*	Fossil Group, Inc	807
82,725	*,e	Garmin Ltd	4,011
30,360	*,e	G-III Apparel Group Ltd	897
74,136	*,e	GoPro, Inc	646
9,827	*	Green Brick Partners, Inc	99
280,007		Hanesbrands, Inc	6,040
52,481		Harman International Industries, Inc	5,834
82,316		Hasbro, Inc	6,403
20,645	*	Helen of Troy Ltd	1,743
7,913		Hooker Furniture Corp	300
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	254
34,721	*	Iconix Brand Group, Inc	324
14,775	*	Installed Building Products Inc	610
21,039	*	iRobot Corp	1,230
13,358	*,e	Jakks Pacific, Inc	69
3,583		Johnson Outdoors, Inc	142
94,263	*	Kate Spade & Co	1,760
60,650	e	KB Home	959
36,137		La-Z-Boy, Inc	1,122
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
98,505		Leggett & Platt, Inc	$4,815
7,350		Lennar Corp (B Shares)	254
128,503		Lennar Corp (Class A)	5,517
17,491	*,e	LGI Homes, Inc	503
16,013		Libbey, Inc	312
7,210		Lifetime Brands, Inc	128
72,052	*	Lululemon Athletica, Inc	4,683
16,714	*	M/I Homes, Inc	421
13,092	*	Malibu Boats Inc	250
8,407		Marine Products Corp	117
250,569		Mattel, Inc	6,903
6,163		MCBC Holdings, Inc	90
30,607		MDC Holdings, Inc	785
28,574	*	Meritage Homes Corp	994
118,778	*	Michael Kors Holdings Ltd	5,105
45,442	*	Mohawk Industries, Inc	9,074
12,667		Movado Group, Inc	364
3,180		Nacco Industries, Inc (Class A)	288
22,756	*	Nautilus, Inc	421
6,504	*,e	New Home Co Inc	76
345,920		Newell Rubbermaid, Inc	15,445
985,316		Nike, Inc (Class B)	50,084
2,531	*	NVR, Inc	4,224
10,973		Oxford Industries, Inc	660
8,860	*	Perry Ellis International, Inc	221
58,574		Phillips-Van Heusen Corp	5,286
44,774	e	Polaris Industries, Inc	3,689
29,883		Pool Corp	3,118
255,719		Pulte Homes, Inc	4,700
42,390		Ralph Lauren Corp	3,829
27,136	*,e	Sequential Brands Group, Inc	127
98,803	*	Skechers U.S.A., Inc (Class A)	2,429
44,237	*	Steven Madden Ltd	1,581
13,899	e	Sturm Ruger & Co, Inc	733
5,163		Superior Uniform Group, Inc	101
24,241	*	Taylor Morrison Home Corp	467
39,568	*,e	Tempur-Pedic International, Inc	2,702
114,595	*	Toll Brothers, Inc	3,552
28,661	*	TopBuild Corp	1,020
109,987	*	TRI Pointe Homes, Inc	1,263
36,963		Tupperware Corp	1,945
135,799	*	Under Armour, Inc	3,418
134,677	*,e	Under Armour, Inc (Class A)	3,912
10,905	*	Unifi, Inc	356
10,485	*	Universal Electronics, Inc	677
16,444	*	Vera Bradley, Inc	193
252,966		VF Corp	13,496
12,128	*,e	Vince Holding Corp	49
45,102	*	Vista Outdoor, Inc	1,664
16,063	*	WCI Communities, Inc	377
5,214		Weyco Group, Inc	163
55,133		Whirlpool Corp	10,022
19,386	*,e	William Lyon Homes, Inc	369
71,476		Wolverine World Wide, Inc	1,569
21,026	*	Zagg, Inc	149
		TOTAL CONSUMER DURABLES & APPAREL	248,749
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 2.1%
13,862	*	American Public Education, Inc	$340
58,560	*	Apollo Group, Inc (Class A)	580
179,185		ARAMARK Holdings Corp	6,401
10,215	*	Ascent Media Corp (Series A)	166
61,218	*	Belmond Ltd.	817
17,134	*	BJ’s Restaurants, Inc	673
83,985		Bloomin’ Brands, Inc	1,514
14,693		Bob Evans Farms, Inc	782
6,185	*,e	Bojangles’, Inc	115
61,116	*	Boyd Gaming Corp	1,233
13,548	*	Bridgepoint Education, Inc	137
32,275	*	Bright Horizons Family Solutions	2,260
41,857	e	Brinker International, Inc	2,073
14,166	*	Buffalo Wild Wings, Inc	2,187
34,686	*	Caesars Acquisition Co	468
38,423	*,e	Caesars Entertainment Corp	327
8,227	*	Cambium Learning Group, Inc	41
8,937		Capella Education Co	785
46,334	*	Career Education Corp	468
300,019		Carnival Corp	15,619
12,748		Carriage Services, Inc	365
27,792	*	Carrols Restaurant Group, Inc	424
16,727	*	Century Casinos, Inc	138
33,449		Cheesecake Factory	2,003
54,819	*,e	Chegg, Inc	405
20,976	*	Chipotle Mexican Grill, Inc (Class A)	7,915
24,500		Choice Hotels International, Inc	1,373
9,566		Churchill Downs, Inc	1,439
12,474	*	Chuy’s Holdings, Inc	405
47,371		ClubCorp Holdings, Inc	680
5,623		Collectors Universe	119
14,095	e	Cracker Barrel Old Country Store, Inc	2,354
86,491		Darden Restaurants, Inc	6,290
28,005	*	Dave & Buster’s Entertainment, Inc	1,577
17,725	*	Del Frisco’s Restaurant Group, Inc	301
16,464	*	Del Taco Restaurants, Inc	232
53,144	*	Denny’s Corp	682
48,007		DeVry Education Group, Inc	1,498
12,802		DineEquity, Inc	986
36,940		Domino’s Pizza, Inc	5,882
68,211		Dunkin Brands Group, Inc	3,577
14,501	*	El Pollo Loco Holdings, Inc	178
20,875	*,e	Eldorado Resorts, Inc	354
2,242	*	Empire Resorts, Inc	51
44,382		Extended Stay America, Inc	717
20,469	*	Fiesta Restaurant Group, Inc	611
3,971	*	Fogo De Chao, Inc	57
7,389		Golden Entertainment, Inc	89
3,202		Graham Holdings Co	1,639
32,198	*	Grand Canyon Education, Inc	1,882
166,865		H&R Block, Inc	3,836
8,405	*,e	Habit Restaurants, Inc	145
386,075		Hilton Worldwide Holdings, Inc	10,501
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
97,806	*	Houghton Mifflin Harcourt Co	$1,061
21,973	*,e	Hyatt Hotels Corp	1,214
83,898		ILG, Inc	1,524
68,009		International Game Technology plc	1,736
19,205		International Speedway Corp (Class A)	707
13,700	*	Intrawest Resorts Holdings Inc	245
18,491	*	Isle of Capri Casinos, Inc	457
10,324	*	J Alexander’s Holdings, Inc	111
24,751		Jack in the Box, Inc	2,763
11,200	*,e	Jamba, Inc	115
26,055	*	K12, Inc	447
6,015	*,e	Kona Grill, Inc	76
69,470	*	La Quinta Holdings, Inc	987
270,501		Las Vegas Sands Corp	14,447
3,365		Liberty Tax, Inc	45
62,061	*	LifeLock, Inc	1,485
10,890	*	Lindblad Expeditions Holdings, Inc	103
13,511	*	Luby’s, Inc	58
14,891		Marcus Corp	469
237,924		Marriott International, Inc (Class A)	19,672
16,563		Marriott Vacations Worldwide Corp	1,405
616,923		McDonald’s Corp	75,092
352,429	*	MGM Resorts International	10,161
7,140	*	Monarch Casino & Resort, Inc	184
2,378	*	Nathan’s Famous, Inc	154
8,091	*,e	Noodles & Co	33
112,841	*	Norwegian Cruise Line Holdings Ltd	4,799
15,868	*	Panera Bread Co (Class A)	3,254
20,085		Papa John’s International, Inc	1,719
60,160	*	Penn National Gaming, Inc	830
43,980	*	Pinnacle Entertainment, Inc	638
21,053		Planet Fitness, Inc	423
15,398	*	Popeyes Louisiana Kitchen, Inc	931
16,455	*	Potbelly Corp	212
11,433	*	Red Lion Hotels Corp	95
10,662	*	Red Robin Gourmet Burgers, Inc	601
22,107		Red Rock Resorts, Inc	513
30,479	*	Regis Corp	443
124,991		Royal Caribbean Cruises Ltd	10,254
46,223	*	Ruby Tuesday, Inc	149
26,831		Ruth’s Chris Steak House, Inc	491
37,197	*	Scientific Games Corp (Class A)	521
51,334	e	SeaWorld Entertainment, Inc	972
138,975		Service Corp International	3,947
100,430	*	ServiceMaster Global Holdings, Inc	3,783
11,550	*,e	Shake Shack, Inc	413
53,284		Six Flags Entertainment Corp	3,195
34,470		Sonic Corp	914
38,204	*,e	Sotheby’s (Class A)	1,523
9,984		Speedway Motorsports, Inc	216
1,058,790		Starbucks Corp	58,784
769	*	Steak N Shake Co	364
7,659	*	Strayer Education, Inc	618
65,192		Summit Hotel Properties, Inc	1,045
48,860		Texas Roadhouse, Inc (Class A)	2,357
28,716		Vail Resorts, Inc	4,632
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
30,225	*,e	Weight Watchers International, Inc	$346
154,822		Wendy’s	2,093
11,781	e	Wingstop, Inc	349
77,942		Wyndham Worldwide Corp	5,952
59,328		Wynn Resorts Ltd	5,132
255,489	*	Yum China Holdings, Inc	6,673
256,490		Yum! Brands, Inc	16,244
14,098	*,e	Zoe’s Kitchen, Inc	338
		TOTAL CONSUMER SERVICES	376,205

DIVERSIFIED FINANCIALS - 4.3%
40,483	*	Affiliated Managers Group, Inc	5,882
21,134		AG Mortgage Investment Trust	362
246,292		AGNC Investment Corp	4,465
329,397		Ally Financial, Inc	6,265
42,959		Altisource Residential Corp	474
592,268		American Express Co	43,875
115,183		Ameriprise Financial, Inc	12,778
740,363		Annaly Capital Management, Inc	7,381
70,479		Anworth Mortgage Asset Corp	364
45,723		Apollo Commercial Real Estate Finance, Inc	760
22,112		Ares Commercial Real Estate Corp	304
16,506	e	Arlington Asset Investment Corp (Class A)	245
28,906	e	ARMOUR Residential REIT, Inc	627
27,757		Artisan Partners Asset Management, Inc	826
4,901		Associated Capital Group, Inc	161
6,841		B. Riley Financial, Inc	126
776,450		Bank of New York Mellon Corp	36,788
160,048		BGC Partners, Inc (Class A)	1,637
92,615		BlackRock, Inc	35,244
16,951		Calamos Asset Management, Inc (Class A)	145
355,819		Capital One Financial Corp	31,042
71,072		Capstead Mortgage Corp	724
60,239		CBOE Holdings, Inc	4,451
866,815		Charles Schwab Corp	34,213
141,795		Chimera Investment Corp	2,413
250,444		CME Group, Inc	28,889
15,440		Cohen & Steers, Inc	519
80,158		Colony Financial, Inc	1,623
20,742	*,e	Cowen Group, Inc	322
6,269	*,e	Credit Acceptance Corp	1,364
112,419		CYS Investments, Inc	869
2,179		Diamond Hill Investment Group, Inc	458
304,503		Discover Financial Services	21,952
19,156	*	Donnelley Financial Solutions, Inc	440
33,323		Dynex Capital, Inc	227
207,162	*	E*TRADE Financial Corp	7,178
81,116		Eaton Vance Corp	3,397
19,334	*,e	Encore Capital Group, Inc	554
18,647	*	Enova International, Inc	234
28,885		Evercore Partners, Inc (Class A)	1,984
38,445	*	Ezcorp, Inc (Class A)	409
27,682		Factset Research Systems, Inc	4,524
5,066		FBR & Co	66
65,346		Federated Investors, Inc (Class B)	1,848
39,058		Financial Engines, Inc	1,435
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,793		FirstCash, Inc	$1,682
48,331	*	FNFV Group	662
266,333		Franklin Resources, Inc	10,542
23,847		Gain Capital Holdings, Inc	157
4,901		GAMCO Investors, Inc (Class A)	151
286,236		Goldman Sachs Group, Inc	68,539
3,738		Great Ajax Corp	50
33,057	*	Green Dot Corp	779
22,433		Greenhill & Co, Inc	621
26,910		Hannon Armstrong Sustainable Infrastructure Capital, Inc	511
2,353		Hennessy Advisors, Inc	75
8,431		Houlihan Lokey, Inc	262
47,028		Interactive Brokers Group, Inc (Class A)	1,717
435,690		IntercontinentalExchange Group, Inc	24,582
11,369	*	INTL FCStone, Inc	450
301,988		Invesco Ltd	9,162
88,593		Invesco Mortgage Capital, Inc	1,293
25,877		Investment Technology Group, Inc	511
53,293	e	iShares Russell 2000 Index Fund	7,187
53,599	*	iStar Financial, Inc	663
109,114		Janus Capital Group, Inc	1,448
32,261	*	KCG Holdings, Inc	428
28,136		Ladder Capital Corp	386
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	179
94,587		Lazard Ltd (Class A)	3,887
77,940		Legg Mason, Inc	2,331
238,851	*	LendingClub Corp	1,254
242,948		Leucadia National Corp	5,649
63,483		LPL Financial Holdings, Inc	2,235
10,830	*	Manning & Napier, Inc	82
27,836		MarketAxess Holdings, Inc	4,090
6,533		Marlin Business Services Corp	137
5,352		Medley Management, Inc	53
277,088		MFA Mortgage Investments, Inc	2,114
12,795		Moelis & Co	434
124,568		Moody’s Corp	11,743
1,057,594		Morgan Stanley	44,683
12,655		Morningstar, Inc	931
67,332		MSCI, Inc (Class A)	5,304
34,047		MTGE Investment Corp	535
82,945		NASDAQ OMX Group, Inc	5,567
223,145		Navient Corp	3,666
14,990		Nelnet, Inc (Class A)	761
178,930		New Residential Investment Corp	2,813
72,745	e	New York Mortgage Trust, Inc	480
18,457	*	NewStar Financial, Inc	171
153,480		Northern Trust Corp	13,667
136,061		NorthStar Asset Management Group, Inc	2,030
29,274		OM Asset Management plc	425
36,046	*,e	On Deck Capital, Inc	167
38,494	*	OneMain Holdings, Inc	852
7,363		Oppenheimer Holdings, Inc	137
15,520	e	Orchid Island Capital, Inc	168
6,966	e	Owens Realty Mortgage, Inc	129
49,860		PennyMac Mortgage Investment Trust	816
17,372	*	Pico Holdings, Inc	263
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,046	*	Piper Jaffray Cos	$873
13,025	e	PJT Partners, Inc	402
33,753	*	PRA Group, Inc	1,320
9,591		Pzena Investment Management, Inc (Class A)	107
94,509		Raymond James Financial, Inc	6,547
56,629		Redwood Trust, Inc	861
8,577	*	Regional Management Corp	225
22,197	e	Resource Capital Corp	185
194,818		S&P Global, Inc	20,951
16,951	*	Safeguard Scientifics, Inc	228
81,224	*	Santander Consumer USA Holdings, Inc	1,097
94,456		SEI Investments Co	4,662
5,338		Silvercrest Asset Management Group, Inc	70
317,527	*	SLM Corp	3,499
23,199		SPDR S&P MidCap 400 ETF Trust	7,000
224,343		SPDR Trust Series 1	50,147
185,585		Starwood Property Trust, Inc	4,074
293,319		State Street Corp	22,797
49,761	*	Stifel Financial Corp	2,486
617,749		Synchrony Financial	22,406
178,435		T Rowe Price Group, Inc	13,429
187,170		TD Ameritrade Holding Corp	8,161
22,143		Tiptree Financial, Inc	136
257,463		Two Harbors Investment Corp	2,245
18,355		Virtu Financial, Inc	293
4,259		Virtus Investment Partners, Inc	503
151,871		Voya Financial, Inc	5,956
62,904		Waddell & Reed Financial, Inc (Class A)	1,227
28,538		Western Asset Mortgage Capital Corp	287
5,409		Westwood Holdings Group, Inc	325
84,317	e	WisdomTree Investments, Inc	939
5,697	*	World Acceptance Corp	366
		TOTAL DIVERSIFIED FINANCIALS	743,259

ENERGY - 7.0%
70,225	*	Abraxas Petroleum Corp	180
1,730		Adams Resources & Energy, Inc	69
23,232		Alon USA Energy, Inc	264
415,162		Anadarko Petroleum Corp	28,949
133,211	*	Antero Resources Corp	3,150
282,031		Apache Corp	17,901
51,391		Archrock, Inc	678
14,064		Ardmore Shipping Corp	104
47,265	e	Atwood Oceanics, Inc	621
325,615		Baker Hughes, Inc	21,155
36,170	*	Bill Barrett Corp	253
26,221		Bristow Group, Inc	537
341,979		Cabot Oil & Gas Corp	7,989
23,456	*	California Resources Corp	499
101,617	*	Callon Petroleum Co	1,562
15,028	*	CARBO Ceramics, Inc	157
40,960	*	Carrizo Oil & Gas, Inc	1,530
147,239	*	Cheniere Energy, Inc	6,100
449,095	*	Chesapeake Energy Corp	3,153
1,394,847		Chevron Corp	164,174
69,929		Cimarex Energy Co	9,503
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,367	*	Clayton Williams Energy, Inc	$521
62,618	*	Clean Energy Fuels Corp	179
104,456	*	Concho Resources, Inc	13,851
922,697		ConocoPhillips	46,264
169,243		Consol Energy, Inc	3,085
12,994	*	Contango Oil & Gas Co	121
64,271	*	Continental Resources, Inc	3,313
11,149	e	CVR Energy, Inc	283
15,277	*	Dawson Geophysical Co	123
42,034		Delek US Holdings, Inc	1,012
266,127	*,e	Denbury Resources, Inc	979
388,368	*	Devon Energy Corp	17,737
66,927		DHT Holdings, Inc	277
47,743	e	Diamond Offshore Drilling, Inc	845
56,119	*	Diamondback Energy, Inc	5,671
17,982	*,e	Dorian LPG Ltd	148
28,933	*	Dril-Quip, Inc	1,737
72,966		Energen Corp	4,208
205,165		Ensco plc	1,994
409,176		EOG Resources, Inc	41,368
52,598	*,e	EP Energy Corp	345
127,879		EQT Corp	8,363
14,364	*	Era Group, Inc	244
17,517		Evolution Petroleum Corp	175
25,695	*	Exterran Corp	614
27,258	*	Extraction Oil & Gas, Inc	546
3,095,460		Exxon Mobil Corp	279,396
74,597	*	Fairmount Santrol Holdings, Inc	880
165,902	*	FMC Technologies, Inc	5,895
43,546	*	Forum Energy Technologies, Inc	958
26,300	e	Frank’s International NV	324
47,943	e	Frontline Ltd	341
32,033	e	GasLog Ltd	516
20,488	*	Gener8 Maritime, Inc	92
9,836	*	Geospace Technologies Corp	200
66,097	e	Golar LNG Ltd	1,516
26,945		Green Plains Renewable Energy, Inc	750
93,033	*	Gulfport Energy Corp	2,013
634,647		Halliburton Co	34,328
77,857	*	Helix Energy Solutions Group, Inc	687
71,374	e	Helmerich & Payne, Inc	5,524
209,403		Hess Corp	13,044
120,104		HollyFrontier Corp	3,935
50,603	*,e	Hornbeck Offshore Services, Inc	365
23,510	*	Independence Contract Drilling, Inc	158
8,744	*	International Seaways, Inc	123
823	*	Isramco, Inc	102
43,982	*,e	Jones Energy, Inc (Class A)	220
1,425,609		Kinder Morgan, Inc	29,524
115,749	*,e	Kosmos Energy LLC	811
100,057	*	Laredo Petroleum Holdings, Inc	1,415
630,083		Marathon Oil Corp	10,907
392,213		Marathon Petroleum Corp	19,748
60,990	*,e	Matador Resources Co	1,571
19,934	*	Matrix Service Co	453
180,710	*,e	McDermott International, Inc	1,335
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
123,713		Murphy Oil Corp	$3,851
208,794		Nabors Industries Ltd	3,424
281,302		National Oilwell Varco, Inc	10,532
9,713	*	Natural Gas Services Group, Inc	312
61,477		Navios Maritime Acq Corp	105
147,391	*	Newfield Exploration Co	5,969
63,344	*	Newpark Resources, Inc	475
193,267		Noble Corp plc	1,144
317,190		Noble Energy, Inc	12,072
68,002	e	Nordic American Tanker Shipping	571
48,403	*,e	Northern Oil And Gas, Inc	133
170,623	*	Oasis Petroleum, Inc	2,583
568,080		Occidental Petroleum Corp	40,464
73,330		Oceaneering International, Inc	2,069
38,178	*	Oil States International, Inc	1,489
155,126		Oneok, Inc	8,906
26,237		Overseas Shipholding Group, Inc	100
15,683	*	Pacific Ethanol, Inc	149
10,734		Panhandle Oil and Gas, Inc (Class A)	253
23,180	*,e	Par Pacific Holdings Inc.	337
96,030	*	Parker Drilling Co	250
117,146	*	Parsley Energy, Inc	4,128
109,613		Patterson-UTI Energy, Inc	2,951
71,772		PBF Energy, Inc	2,001
40,095	*	PDC Energy, Inc	2,910
9,723	*	PHI, Inc	175
334,170		Phillips 66	28,876
42,944	*	Pioneer Energy Services Corp	294
120,994		Pioneer Natural Resources Co	21,787
173,948		Questar Market Resources, Inc	3,202
152,904		Range Resources Corp	5,254
32,964	*	Renewable Energy Group, Inc	320
4,186	*	Rex American Resources Corp	413
113,969	*	Rice Energy, Inc	2,433
9,601	*	RigNet, Inc	222
26,446	*	Ring Energy, Inc	344
93,726	*	Rowan Cos plc	1,770
42,512	e	RPC, Inc	842
72,096	*	RSP Permian, Inc	3,217
39,750	*,e	Sanchez Energy Corp	359
1,030,748		Schlumberger Ltd	86,531
121,758		Scorpio Tankers, Inc	552
11,768	*	SEACOR Holdings, Inc	839
273,827	*,e	Seadrill Ltd	934
48,551		SemGroup Corp	2,027
45,041	e	Ship Finance International Ltd	669
70,864		SM Energy Co	2,443
12,316	*	Smart Sand, Inc	204
373,357	*	Southwestern Energy Co	4,040
515,932		Spectra Energy Corp	21,200
111,107		Superior Energy Services	1,875
136,776	*,e	Synergy Resources Corp	1,219
121,379		Targa Resources Investments, Inc	6,806
46,213	e	Teekay Corp	371
85,424		Teekay Tankers Ltd (Class A)	193
26,063		Tesco Corp	215
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
88,102		Tesoro Corp	$7,705
61,337	*	Tetra Technologies, Inc	308
59,881		Tidewater, Inc	204
250,444	*,e	Transocean Ltd (NYSE)	3,692
36,980	*	Unit Corp	994
54,527		US Silica Holdings Inc	3,091
347,907		Valero Energy Corp	23,769
26,733	*,e	W&T Offshore, Inc	74
724,687	*	Weatherford International Ltd	3,616
59,385		Western Refining, Inc	2,248
14,035	*	Westmoreland Coal Co	248
149,893	*	Whiting Petroleum Corp	1,802
33,684	*	Willbros Group, Inc	109
511,638		Williams Cos, Inc	15,932
51,116		World Fuel Services Corp	2,347
246,496	*	WPX Energy, Inc	3,591
		TOTAL ENERGY	1,216,196

FOOD & STAPLES RETAILING - 1.9%
19,849		Andersons, Inc	887
28,759		Casey’s General Stores, Inc	3,419
14,374	*	Chefs’ Warehouse Holdings, Inc	227
324,188		Costco Wholesale Corp	51,906
795,193		CVS Health Corp	62,749
10,217		Ingles Markets, Inc (Class A)	491
707,530		Kroger Co	24,417
6,410	*,e	Natural Grocers by Vitamin C	76
27,978	*	Performance Food Group Co	671
14,319		Pricesmart, Inc	1,196
763,555	*	Rite Aid Corp	6,292
17,661	*,e	Smart & Final Stores, Inc	249
27,344		Spartan Stores, Inc	1,081
103,685	*	Sprouts Farmers Market, Inc	1,962
191,905	*	Supervalu, Inc	896
386,840		Sysco Corp	21,419
36,929	*	United Natural Foods, Inc	1,762
33,013	*	US Foods Holding Corp	907
4,843		Village Super Market (Class A)	150
637,370		Walgreens Boots Alliance, Inc	52,749
1,125,302		Wal-Mart Stores, Inc	77,781
6,935		Weis Markets, Inc	464
236,947		Whole Foods Market, Inc	7,288
		TOTAL FOOD & STAPLES RETAILING	319,039

FOOD, BEVERAGE & TOBACCO - 4.9%
10,821		AdvancePierre Foods Holdings, Inc	322
2,319		Alico, Inc	63
1,450,748		Altria Group, Inc	98,099
18,848	*,e	Amplify Snack Brands, Inc	166
424,965		Archer Daniels Midland Co	19,400
48,393		B&G Foods, Inc (Class A)	2,120
44,222	*	Blue Buffalo Pet Products, Inc	1,063
6,759	*,e	Boston Beer Co, Inc (Class A)	1,148
40,474		Brown-Forman Corp	1,872
133,811		Brown-Forman Corp (Class B)	6,011
103,143		Bunge Ltd	7,451
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,841		Calavo Growers, Inc	$666
22,629	e	Cal-Maine Foods, Inc	1,000
137,959		Campbell Soup Co	8,342
3,512		Coca-Cola Bottling Co Consolidated	628
2,901,732		Coca-Cola Co	120,306
320,411		ConAgra Foods, Inc	12,672
121,868		Constellation Brands, Inc (Class A)	18,684
7,653	*	Craft Brewers Alliance, Inc	129
122,720	*	Darling International, Inc	1,584
70,011		Dean Foods Co	1,525
137,423		Dr Pepper Snapple Group, Inc	12,460
5,320	*	Farmer Bros Co	195
128,238	e	Flowers Foods, Inc	2,561
23,973		Fresh Del Monte Produce, Inc	1,453
15,781	*,e	Freshpet, Inc	160
440,990		General Mills, Inc	27,240
76,104	*	Hain Celestial Group, Inc	2,970
104,240		Hershey Co	10,782
199,780		Hormel Foods Corp	6,954
52,645		Ingredion, Inc	6,579
14,455	*	Inventure Foods, Inc	142
11,326		J&J Snack Foods Corp	1,511
85,788		J.M. Smucker Co	10,986
5,780		John B. Sanfilippo & Son, Inc	407
184,673		Kellogg Co	13,612
442,184		Kraft Heinz Co	38,612
108,161	*	Lamb Weston Holdings, Inc	4,094
14,003		Lancaster Colony Corp	1,980
19,323	*	Landec Corp	267
3,603	*	Lifeway Foods, Inc	41
8,386		Limoneira Co	180
85,901		McCormick & Co, Inc	8,017
137,192		Mead Johnson Nutrition Co	9,708
12,007		Mgp Ingredients, Inc	600
126,086		Molson Coors Brewing Co (Class B)	12,269
1,108,143		Mondelez International, Inc	49,124
310,077	*	Monster Beverage Corp	13,749
8,574	e	National Beverage Corp	438
15,084	*	Omega Protein Corp	378
1,075,713		PepsiCo, Inc	112,552
1,150,298		Philip Morris International, Inc	105,241
43,650		Pilgrim’s Pride Corp	829
85,273		Pinnacle Foods, Inc	4,558
46,235	*	Post Holdings, Inc	3,717
15,145	*	Primo Water Corp	186
612,598		Reynolds American, Inc	34,330
14,731	e	Sanderson Farms, Inc	1,388
192	*	Seaboard Corp	759
5,451	*	Seneca Foods Corp	218
60,218		Snyder’s-Lance, Inc	2,309
14,223	*	Synutra International, Inc	76
14,407	e	Tootsie Roll Industries, Inc	573
40,589	*	TreeHouse Foods, Inc	2,930
4,760	*	Turning Point Brands, Inc	58
215,481		Tyson Foods, Inc (Class A)	13,291
16,609		Universal Corp	1,059
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
62,359	e	Vector Group Ltd	$1,418
128,932	*	WhiteWave Foods Co (Class A)	7,169
		TOTAL FOOD, BEVERAGE & TOBACCO	833,381

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
5,996	*,e	AAC Holdings, Inc	43
16,624		Abaxis, Inc	877
1,085,954		Abbott Laboratories	41,711
29,347	*	Abiomed, Inc	3,307
52,869	*,e	Acadia Healthcare Co, Inc	1,750
58,290	*,e	Accuray, Inc	268
20,426		Aceto Corp	449
4,240	*	Addus HomeCare Corp	149
9,161	*,e	Adeptus Health, Inc	70
251,957		Aetna Inc	31,245
26,310	*	Air Methods Corp	838
63,974	*	Alere, Inc	2,493
53,060	*	Align Technology, Inc	5,101
133,589	*	Allscripts Healthcare Solutions, Inc	1,364
8,300	*	Almost Family, Inc	366
21,596	*	Amedisys, Inc	921
6,596	*,e	American Renal Associates Holdings, Inc	140
121,078		AmerisourceBergen Corp	9,467
34,893	*	AMN Healthcare Services, Inc	1,342
9,253		Analogic Corp	767
18,523	*	Angiodynamics, Inc	312
10,943	*	Anika Therapeutics, Inc	536
194,418		Anthem, Inc	27,951
28,653	*	athenahealth, Inc	3,013
21,089	*	AtriCure, Inc	413
1,165		Atrion Corp	591
8,607	*,e	Avinger, Inc	32
18,090	*	AxoGen, Inc	163
54,376		Bard (C.R.), Inc	12,216
371,159		Baxter International, Inc	16,457
154,243		Becton Dickinson & Co	25,535
51,896	*,e	BioScrip, Inc	54
19,708	*	BioTelemetry, Inc	440
996,948	*	Boston Scientific Corp	21,564
135,933	*	Brookdale Senior Living, Inc	1,688
25,974		Cantel Medical Corp	2,045
21,051	*	Capital Senior Living Corp	338
242,655		Cardinal Health, Inc	17,464
23,626	*	Cardiovascular Systems, Inc	572
24,169	*	Castlight Health, Inc	120
124,149	*	Centene Corp	7,016
216,652	*	Cerner Corp	10,263
71,510	*,e	Cerus Corp	311
11,897		Chemed Corp	1,908
188,472		Cigna Corp	25,140
11,529	*	Civitas Solutions, Inc	229
87,364	*	Community Health Systems, Inc	488
8,700	e	Computer Programs & Systems, Inc	205
27,401	*,e	ConforMIS, Inc	222
20,631		Conmed Corp	911
35,303		Cooper Cos, Inc	6,176
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,512	*	Corvel Corp	$275
9,376	*,e	Cotiviti Holdings, Inc	322
22,090	*	Cross Country Healthcare, Inc	345
23,064		CryoLife, Inc	442
10,389	*	Cutera, Inc	180
16,811	*	Cynosure, Inc (Class A)	767
124,392	*	DaVita, Inc	7,986
170,370		DENTSPLY SIRONA, Inc	9,835
60,914	*,e	DexCom, Inc	3,637
31,033	*	Diplomat Pharmacy, Inc	391
156,250	*	Edwards Lifesciences Corp	14,641
59,131	*	Endologix, Inc	338
35,447		Ensign Group, Inc	787
3,873	*	Entellus Medical, Inc	73
84,226	*	Envision Healthcare Corp	5,331
8,762	*	Evolent Health, Inc	130
7,074	*	Exactech, Inc	193
467,738	*	Express Scripts Holding Co	32,176
28,070	*	Genesis Health Care, Inc	119
30,765	*	GenMark Diagnostics, Inc	377
12,233	*	Glaukos Corp	420
51,975	*	Globus Medical, Inc	1,289
38,562	*	Haemonetics Corp	1,550
35,247	*	Halyard Health, Inc	1,303
227,745	*	HCA Holdings, Inc	16,858
32,162	*	HealthEquity, Inc	1,303
65,205		Healthsouth Corp	2,689
18,780	*	HealthStream, Inc	470
23,599	*	Healthways, Inc	537
60,632	*	Henry Schein, Inc	9,198
48,728		Hill-Rom Holdings, Inc	2,736
60,877	*	HMS Holdings Corp	1,105
207,113	*	Hologic, Inc	8,309
110,794		Humana, Inc	22,605
10,885	*	ICU Medical, Inc	1,604
65,509	*	Idexx Laboratories, Inc	7,682
11,764	*	Inogen Inc	790
43,464	*	Inovalon Holdings, Inc	448
41,898	*	Insulet Corp	1,579
22,691	*	Integer Holding Corp	668
22,370	*	Integra LifeSciences Holdings Corp	1,919
27,895	*	Intuitive Surgical, Inc	17,690
23,110		Invacare Corp	302
19,324	*,e	InVivo Therapeutics Holdings Corp	81
2,271	*,e	iRadimed Corp	25
5,587	*	IRIDEX Corp	79
18,489	*	K2M Group Holdings, Inc	370
61,383		Kindred Healthcare, Inc	482
74,390	*	Laboratory Corp of America Holdings	9,550
7,415		Landauer, Inc	357
9,523		LeMaitre Vascular, Inc	241
9,839	*	LHC Group, Inc	450
29,927	*	LifePoint Hospitals, Inc	1,700
18,203	*	Magellan Health Services, Inc	1,370
29,924	*	Masimo Corp	2,017
167,194		McKesson Corp	23,482
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
40,806	*	Medidata Solutions, Inc	$2,027
67,894	*	MEDNAX, Inc	4,526
1,041,124		Medtronic plc	74,159
31,965		Meridian Bioscience, Inc	566
32,366	*	Merit Medical Systems, Inc	858
31,755	*	Molina Healthcare, Inc	1,723
7,753		National Healthcare Corp	588
5,598		National Research Corp	106
24,197	*	Natus Medical, Inc	842
26,800	*	Neogen Corp	1,769
17,633	*	Nevro Corp	1,281
38,458	*,e	Nobilis Health Corp	81
37,361	*,e	Novocure Ltd	293
36,380	*	NuVasive, Inc	2,451
45,234	*	NxStage Medical, Inc	1,186
27,483	*	Omnicell, Inc	932
36,642	*	OraSure Technologies, Inc	322
12,159	*	Orthofix International NV	440
48,050		Owens & Minor, Inc	1,696
14,688	*	Oxford Immunotec Global plc	220
61,845		Patterson Cos, Inc	2,537
18,741	*	Penumbra, Inc	1,196
22,536	*	PharMerica Corp	567
33,991	*	Premier, Inc	1,032
10,213	*	Providence Service Corp	389
37,773	*	Quality Systems, Inc	497
105,165		Quest Diagnostics, Inc	9,665
21,781	*	Quidel Corp	466
21,841	*	Quorum Health Corp	159
25,914	*	RadNet, Inc	167
104,174		Resmed, Inc	6,464
37,335	*,e	Rockwell Medical, Inc	244
38,631	*	RTI Biologics, Inc	126
9,992	*,e	Second Sight Medical Products, Inc	20
77,335	*	Select Medical Holdings Corp	1,025
21,089	*	Senseonics Holdings, Inc	56
30,482	*	Spectranetics Corp	747
207,866		St. Jude Medical, Inc	16,669
26,141	*,e	Staar Surgical Co	284
249,333		Stryker Corp	29,873
13,353	*	Surgery Partners, Inc	212
19,814	*	Surgical Care Affiliates, Inc	917
11,439	*	SurModics, Inc	290
13,125	*,e	Tandem Diabetes Care, Inc	28
49,714	*	Team Health Holdings, Inc	2,160
15,157	*,e	Teladoc, Inc	250
32,425		Teleflex, Inc	5,225
59,665	*	Tenet Healthcare Corp	885
47,535	*,e	TransEnterix, Inc	62
18,039	*	Triple-S Management Corp (Class B)	373
695,142		UnitedHealth Group, Inc	111,251
42,895		Universal American Corp	427
63,572		Universal Health Services, Inc (Class B)	6,763
9,158		US Physical Therapy, Inc	643
2,349		Utah Medical Products, Inc	171
71,124	*	Varian Medical Systems, Inc	6,385
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,709	*	Vascular Solutions, Inc	$713
57,774	*	VCA Antech, Inc	3,966
71,264	*	Veeva Systems, Inc	2,900
10,409	*	Veracyte, Inc	81
15,934	*	Vocera Communications, Inc	295
32,655	*	WellCare Health Plans, Inc	4,476
53,222		West Pharmaceutical Services, Inc	4,515
76,096	*	Wright Medical Group NV	1,749
25,871	*,e	Zeltiq Aesthetics, Inc	1,126
137,149		Zimmer Holdings, Inc	14,154
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	846,910

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
323,551	*	Avon Products, Inc	1,631
4,290	*	Central Garden & Pet Co	142
24,471	*	Central Garden and Pet Co (Class A)	756
185,644		Church & Dwight Co, Inc	8,204
97,162		Clorox Co	11,661
648,860		Colgate-Palmolive Co	42,461
338,633		Coty, Inc	6,200
43,691		Edgewell Personal Care Co	3,189
46,250		Energizer Holdings, Inc	2,063
157,776		Estee Lauder Cos (Class A)	12,068
54,206	*,e	Herbalife Ltd	2,610
91,121	*	HRG Group, Inc	1,418
12,258		Inter Parfums, Inc	402
266,757		Kimberly-Clark Corp	30,442
4,694	*	Lifevantage Corp	38
8,647		Medifast, Inc	360
5,685	e	Natural Health Trends Corp	141
5,868		Nature’s Sunshine Products, Inc	88
40,942		Nu Skin Enterprises, Inc (Class A)	1,956
6,693		Nutraceutical International Corp	234
3,981		Oil-Dri Corp of America	152
6,476	e	Orchids Paper Products Co	170
1,903,468		Procter & Gamble Co	160,043
8,319	*	Revlon, Inc (Class A)	243
18,325		Spectrum Brands, Inc	2,242
8,616	*	USANA Health Sciences, Inc	527
10,350		WD-40 Co	1,210
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	290,651

INSURANCE - 4.3%
297,968		Aflac, Inc	20,739
11,198	*	Alleghany Corp	6,810
65,031		Allied World Assurance Co Holdings Ltd	3,493
274,860		Allstate Corp	20,373
32,256	*	AMBAC Financial Group, Inc	726
59,335		American Equity Investment Life Holding Co	1,337
48,186		American Financial Group, Inc	4,246
756,137		American International Group, Inc	49,383
5,469		American National Insurance Co	681
13,468		Amerisafe, Inc	840
65,442		Amtrust Financial Services, Inc	1,792
195,580		Aon plc	21,813
84,604	*	Arch Capital Group Ltd	7,300
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,095		Argo Group International Holdings Ltd	$1,522
130,135		Arthur J. Gallagher & Co	6,762
43,239		Aspen Insurance Holdings Ltd	2,378
41,493		Assurant, Inc	3,853
98,710		Assured Guaranty Ltd	3,728
8,461	*	Atlas Financial Holdings, Inc	153
67,951		Axis Capital Holdings Ltd	4,435
6,904		Baldwin & Lyons, Inc (Class B)	174
1,406,323	*	Berkshire Hathaway, Inc (Class B)	229,203
4,749		Blue Capital Reinsurance Holdings Ltd	88
86,667		Brown & Brown, Inc	3,888
342,714		Chubb Ltd	45,279
112,100		Cincinnati Financial Corp	8,492
32,879	*,e	Citizens, Inc (Class A)	323
19,762		CNA Financial Corp	820
132,357		Conseco, Inc	2,535
11,609	e	Crawford & Co (Class B)	146
7,812		Donegal Group, Inc (Class A)	137
13,558	*	eHealth, Inc	144
6,754		EMC Insurance Group, Inc	203
24,104		Employers Holdings, Inc	954
46,342		Endurance Specialty Holdings Ltd	4,282
6,955	*	Enstar Group Ltd	1,375
17,977		Erie Indemnity Co (Class A)	2,021
31,751		Everest Re Group Ltd	6,871
8,273		FBL Financial Group, Inc (Class A)	646
10,321		Federated National Holding Co	193
12,400	e	Fidelity & Guaranty Life	294
80,939		First American Financial Corp	2,965
194,828		FNF Group	6,616
368,772	*	Genworth Financial, Inc (Class A)	1,405
6,929	*	Global Indemnity Ltd	265
20,683	*	Greenlight Capital Re Ltd (Class A)	472
7,438	*	Hallmark Financial Services	86
31,429		Hanover Insurance Group, Inc	2,860
290,967		Hartford Financial Services Group, Inc	13,865
6,789	e	HCI Group, Inc	268
18,411		Heritage Insurance Holdings, Inc	288
29,606		Horace Mann Educators Corp	1,267
5,951		Independence Holding Co	116
8,975		Infinity Property & Casualty Corp	789
1,119		Investors Title Co	177
10,696		James River Group Holdings Ltd	444
32,110		Kemper Corp	1,422
175,669		Lincoln National Corp	11,642
208,252		Loews Corp	9,752
43,759		Maiden Holdings Ltd	764
10,146	*	Markel Corp	9,177
382,039		Marsh & McLennan Cos, Inc	25,822
95,769	*	MBIA, Inc	1,025
20,342		Mercury General Corp	1,225
690,128		Metlife, Inc	37,191
35,673		National General Holdings Corp	891
1,551		National Western Life Group, Inc	482
8,338		Navigators Group, Inc	982
173,633		Old Republic International Corp	3,299
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,609		OneBeacon Insurance Group Ltd (Class A)	$283
6,329	*,e	Patriot National, Inc	29
37,136		Primerica, Inc	2,568
198,757		Principal Financial Group	11,500
41,338		ProAssurance Corp	2,323
430,429		Progressive Corp	15,280
327,877		Prudential Financial, Inc	34,119
47,454		Reinsurance Group of America, Inc (Class A)	5,971
31,205		RenaissanceRe Holdings Ltd	4,251
30,938		RLI Corp	1,953
11,093		Safety Insurance Group, Inc	818
42,211		Selective Insurance Group, Inc	1,817
11,039		State Auto Financial Corp	296
21,827		State National Cos, Inc	302
16,901		Stewart Information Services Corp	779
44,037	*	Third Point Reinsurance Ltd	509
89,962		Torchmark Corp	6,636
213,843		Travelers Cos, Inc	26,179
14,056	*,e	Trupanion, Inc	218
16,104		United Fire & Casualty Co	792
12,682		United Insurance Holdings Corp	192
22,242		Universal Insurance Holdings, Inc	632
176,533		UnumProvident Corp	7,755
55,625		Validus Holdings Ltd	3,060
71,089		W.R. Berkley Corp	4,728
3,474		White Mountains Insurance Group Ltd	2,904
200,125		XL Group Ltd	7,457
		TOTAL INSURANCE	749,340

MATERIALS - 3.3%
22,177		A. Schulman, Inc	742
22,501	*	AdvanSix, Inc	498
3,376		AEP Industries, Inc	392
16,379	*	AgroFresh Solutions, Inc	43
144,394		Air Products & Chemicals, Inc	20,767
228,124	*	AK Steel Holding Corp	2,329
83,129		Albemarle Corp	7,156
107,514		Alcoa Corp	3,019
81,466	e	Allegheny Technologies, Inc	1,298
20,501		American Vanguard Corp	393
4,440		Ampco-Pittsburgh Corp	74
46,295		Aptargroup, Inc	3,400
46,088		Ashland Global Holdings, Inc	5,037
66,121		Avery Dennison Corp	4,643
121,805	*	Axalta Coating Systems Ltd	3,313
23,190		Balchem Corp	1,946
125,748		Ball Corp	9,440
69,866		Bemis Co, Inc	3,341
89,719	*	Berry Plastics Group, Inc	4,372
29,817	*	Boise Cascade Co	671
45,418		Cabot Corp	2,295
39,299		Calgon Carbon Corp	668
34,250		Carpenter Technology Corp	1,239
109,510		Celanese Corp (Series A)	8,623
36,798	*	Century Aluminum Co	315
169,311		CF Industries Holdings, Inc	5,330
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,158		Chase Corp	$431
133,935		Chemours Co	2,959
47,225	*	Chemtura	1,568
12,556	*	Clearwater Paper Corp	823
179,867	*,e	Cliffs Natural Resources, Inc	1,513
23,538	*	Codexis, Inc	108
143,029	*	Coeur Mining, Inc	1,300
85,866		Commercial Metals Co	1,870
26,386	e	Compass Minerals International, Inc	2,067
99,929	*	Crown Holdings, Inc	5,253
8,022		Deltic Timber Corp	618
47,043		Domtar Corp	1,836
833,336		Dow Chemical Co	47,683
34,706		Eagle Materials, Inc	3,420
109,907		Eastman Chemical Co	8,266
194,580		Ecolab, Inc	22,809
647,177		EI du Pont de Nemours & Co	47,503
55,318	*	Ferro Corp	793
47,286		Ferroglobe plc	512
40,724	*,e	Flotek Industries, Inc	382
98,927		FMC Corp	5,595
10,806	*	Forterra, Inc	234
984,047	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	12,980
17,819		FutureFuel Corp	248
52,340	*	GCP Applied Technologies, Inc	1,400
39,231	*	Gold Resource Corp	171
236,879		Graphic Packaging Holding Co	2,956
20,286		Greif, Inc (Class A)	1,041
37,440		H.B. Fuller Co	1,809
1,617	*	Handy & Harman Ltd	41
7,923		Hawkins, Inc	427
9,402		Haynes International, Inc	404
54,162	*	Headwaters, Inc	1,274
266,380		Hecla Mining Co	1,396
146,965		Huntsman Corp	2,804
32,193	*	Ingevity Corp	1,766
15,371		Innophos Holdings, Inc	803
18,027		Innospec, Inc	1,235
59,224		International Flavors & Fragrances, Inc	6,978
299,409		International Paper Co	15,887
13,103		Kaiser Aluminum Corp	1,018
62,146		Kapstone Paper and Packaging Corp	1,370
7,156		KMG Chemicals, Inc	278
15,231	*	Koppers Holdings, Inc	614
21,628	*	Kraton Polymers LLC	616
14,288		Kronos Worldwide, Inc	171
104,108	*	Louisiana-Pacific Corp	1,971
31,085	*,e	LSB Industries, Inc	262
256,447		LyondellBasell Industries AF S.C.A	21,998
47,207		Martin Marietta Materials, Inc	10,458
14,781		Materion Corp	585
25,740		Minerals Technologies, Inc	1,988
322,555		Monsanto Co	33,936
257,110		Mosaic Co	7,541
15,401	*	Multi Packaging Solutions International Ltd	220
18,118		Myers Industries, Inc	259
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,153		Neenah Paper, Inc	$1,035
5,473		NewMarket Corp	2,320
394,716		Newmont Mining Corp	13,448
236,068		Nucor Corp	14,051
121,769		Olin Corp	3,119
6,559		Olympic Steel, Inc	159
32,453	*	Omnova Solutions, Inc	325
119,497	*	Owens-Illinois, Inc	2,080
69,449		Packaging Corp of America	5,891
32,454		PH Glatfelter Co	775
143,921	*	Platform Specialty Products Corp	1,412
61,942		PolyOne Corp	1,985
197,219		PPG Industries, Inc	18,688
211,086		Praxair, Inc	24,737
9,804		Quaker Chemical Corp	1,254
31,957	e	Rayonier Advanced Materials, Inc	494
18,294	*	Real Industry, Inc	112
51,675		Reliance Steel & Aluminum Co	4,110
48,353		Royal Gold, Inc	3,063
96,743		RPM International, Inc	5,208
8,418	*	Ryerson Holding Corp	112
19,399		Schnitzer Steel Industries, Inc (Class A)	499
22,501		Schweitzer-Mauduit International, Inc	1,024
33,262		Scotts Miracle-Gro Co (Class A)	3,178
145,870		Sealed Air Corp	6,614
32,785		Sensient Technologies Corp	2,576
59,434		Sherwin-Williams Co	15,972
30,199		Silgan Holdings, Inc	1,546
73,849		Sonoco Products Co	3,892
58,429	e	Southern Copper Corp (NY)	1,866
174,027		Steel Dynamics, Inc	6,192
13,671		Stepan Co	1,114
90,832	*	Stillwater Mining Co	1,463
53,912	*	Summit Materials, Inc	1,283
48,451	*	SunCoke Energy, Inc	549
225,143		Tahoe Resources, Inc	2,121
29,755	*	TimkenSteel Corp	461
15,246	*	Trecora Resources	211
19,671		Tredegar Corp	472
19,262		Trinseo S.A.	1,142
47,159		Tronox Ltd	486
2,124	*	UFP Technologies, Inc	54
1,357		United States Lime & Minerals, Inc	103
113,508		United States Steel Corp	3,747
10,188	*,e	US Concrete, Inc	667
58,312		Valspar Corp	6,042
29,890		Valvoline, Inc	643
98,368		Vulcan Materials Co	12,311
28,083		Westlake Chemical Corp	1,572
185,895		WestRock Co	9,438
33,320	*	Worthington Industries, Inc	1,581
52,361		WR Grace & Co	3,542
		TOTAL MATERIALS	582,531

MEDIA - 3.0%
22,295		AMC Entertainment Holdings, Inc	750
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
44,802	*	AMC Networks, Inc	$2,345
3,583		Cable One, Inc	2,228
280,941		CBS Corp (Class B)	17,873
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	146
148,112	*	Charter Communications, Inc	42,644
78,739		Cinemark Holdings, Inc	3,020
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	142
1,789,499		Comcast Corp (Class A)	123,565
772	*,e	Daily Journal Corp	187
111,235	*	Discovery Communications, Inc (Class A)	3,049
162,226	*	Discovery Communications, Inc (Class C)	4,344
160,944	*	DISH Network Corp (Class A)	9,323
18,269		Entercom Communications Corp (Class A)	280
50,932		Entravision Communications Corp (Class A)	357
20,620	*,e	Eros International plc	269
44,238		EW Scripps Co (Class A)	855
86,657		Gannett Co, Inc	841
34,321	*,e	Global Eagle Entertainment, Inc	222
46,930	*	Gray Television, Inc	509
6,780	*,e	Hemisphere Media Group, Inc	76
43,669	*	Imax Corp	1,371
297,277		Interpublic Group of Cos, Inc	6,959
33,017		John Wiley & Sons, Inc (Class A)	1,799
7,655	*	Liberty Braves Group (Class A)	157
25,374	*	Liberty Braves Group (Class C)	522
19,204	*	Liberty Broadband Corp (Class A)	1,392
76,445	*	Liberty Broadband Corp (Class C)	5,662
19,139	*	Liberty Media Group (Class A)	600
33,752	*	Liberty Media Group (Class C)	1,057
67,298	*	Liberty SiriusXM Group (Class A)	2,323
135,948	*	Liberty SiriusXM Group (Class C)	4,611
35,031	*,e	Lions Gate Entertainment Corp	942
78,192	*,e	Lions Gate Entertainment Corp	1,919
96,974	*	Live Nation, Inc	2,579
9,932	*	Loral Space & Communications, Inc	408
14,330	*	Madison Square Garden Co	2,458
37,799		MDC Partners, Inc	248
80,085	*	Media General, Inc	1,508
26,535		Meredith Corp	1,570
40,739	*	MSG Networks, Inc	876
46,358		National CineMedia, Inc	683
29,023		New Media Investment Group, Inc	464
83,356		New York Times Co (Class A)	1,109
283,916		News Corp	3,254
86,319		News Corp (Class B)	1,019
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,478
173,829		Omnicom Group, Inc	14,795
15,910	*,e	Radio One, Inc	46
12,373	*	Reading International, Inc	205
60,087	e	Regal Entertainment Group (Class A)	1,238
3,654		Saga Communications, Inc	184
19,984		Scholastic Corp	949
61,043		Scripps Networks Interactive (Class A)	4,357
49,336		Sinclair Broadcast Group, Inc (Class A)	1,645
1,321,277	e	Sirius XM Holdings, Inc	5,880
161,282		TEGNA, Inc	3,450
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
226,129		Thomson Corp	$9,900
583,045		Time Warner, Inc	56,281
81,058		Time, Inc	1,447
5,104	*	Townsquare Media, Inc	53
57,786		Tribune Co	2,021
19,202	*,e	tronc, Inc	266
808,385		Twenty-First Century Fox, Inc	22,667
357,708		Twenty-First Century Fox, Inc (Class B)	9,748
7,706	e	Viacom, Inc	297
254,275		Viacom, Inc (Class B)	8,925
1,206,753		Walt Disney Co	125,768
27,047	e	World Wrestling Entertainment, Inc (Class A)	498
		TOTAL MEDIA	530,613

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,200,359		AbbVie, Inc	75,166
70,913	*,e	Acadia Pharmaceuticals, Inc	2,045
16,937	*,e	Accelerate Diagnostics, Inc	351
20,273	*	Acceleron Pharma, Inc	517
28,364	*,e	AcelRx Pharmaceuticals, Inc	74
86,253	*	Achillion Pharmaceuticals, Inc	356
6,392	*	Aclaris Therapeutics, Inc	173
31,389	*	Acorda Therapeutics, Inc	590
12,735	*,e	Adamas Pharmaceuticals, Inc	215
26,641	*,e	Aduro Biotech, Inc	304
49,833	*,e	Advaxis, Inc	357
14,848	*	Adverum Biotechnologies, Inc	43
22,888	*	Aerie Pharmaceuticals, Inc	866
18,157	*	Aevi Genomic Medicine, Inc	94
56,789	*	Agenus, Inc	234
7,692	*	Agile Therapeutics, Inc	44
241,663		Agilent Technologies, Inc	11,010
22,963	*,e	Agios Pharmaceuticals, Inc	958
19,631	*,e	Aimmune Therapeutics, Inc	401
26,366	*	Akebia Therapeutics, Inc	274
62,292	*	Akorn, Inc	1,360
17,375	*,e	Albany Molecular Research, Inc	326
43,134	*,e	Alder Biopharmaceuticals, Inc	897
161,444	*	Alexion Pharmaceuticals, Inc	19,753
109,475	*	Alkermes plc	6,085
247,773	*	Allergan plc	52,035
54,942	*	Alnylam Pharmaceuticals, Inc	2,057
25,493	*,e	AMAG Pharmaceuticals, Inc	887
557,286		Amgen, Inc	81,481
106,521	*,e	Amicus Therapeutics, Inc	529
25,774	*	Amphastar Pharmaceuticals, Inc	475
34,224	*,e	Ampio Pharmaceuticals, Inc	31
23,093	*,e	Anavex Life Sciences Corp	91
5,767	*,e	ANI Pharmaceuticals, Inc	350
26,005	*,e	Anthera Pharmaceuticals, Inc	17
9,076	*	Applied Genetic Technologies Corp	85
12,007	*	Aptevo Therapeutics, Inc	29
22,162	*	Aratana Therapeutics, Inc	159
22,973	*	Ardelyx, Inc	326
179,094	*	Arena Pharmaceuticals, Inc	254
8,722	*,e	Argos Therapeutics, Inc	43
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
131,498	*,e	Ariad Pharmaceuticals, Inc	$1,636
126,892	*	Array Biopharma, Inc	1,115
39,456	*,e	Arrowhead Research Corp	61
17,138	*,e	Asterias Biotherapeutics, Inc	79
17,368	*,e	Atara Biotherapeutics, Inc	247
52,762	*,e	Athersys, Inc	81
3,387	*,e	Avexis, Inc	162
18,230	*,e	Axovant Sciences Ltd	226
7,312	*,e	Axsome Therapeutics, Inc	49
15,642	*,e	Bellicum Pharmaceuticals, Inc	213
53,741	*	BioCryst Pharmaceuticals, Inc	340
161,977	*	Biogen Idec, Inc	45,933
126,546	*	BioMarin Pharmaceutical, Inc	10,483
59,746	*,e	Bio-Path Holdings, Inc	81
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,828
3,856	*	Biospecifics Technologies Corp	215
28,168		Bio-Techne Corp	2,897
37,736	*,e	BioTime, Inc	136
30,604	*,e	Bluebird Bio, Inc	1,888
14,832	*,e	Blueprint Medicines Corp	416
1,239,347		Bristol-Myers Squibb Co	72,427
77,306		Bruker BioSciences Corp	1,637
23,380	*	Cambrex Corp	1,261
34,244	*,e	Cara Therapeutics Inc	318
74,481	*	Catalent, Inc	2,008
569,013	*	Celgene Corp	65,863
73,063	*,e	Celldex Therapeutics, Inc	259
7,210	*	Cellular Biomedicine Group, Inc	94
30,752	*,e	Cempra, Inc	86
35,378	*	Charles River Laboratories International, Inc	2,695
18,304	*	ChemoCentryx, Inc	135
30,594	*	Chimerix, Inc	141
21,144	*,e	ChromaDex Corp	70
8,028	*	Cidara Therapeutics, Inc	84
23,470	*,e	Clovis Oncology, Inc	1,043
21,791	*	Coherus Biosciences, Inc	613
9,867	*,e	Collegium Pharmaceutical, Inc	154
11,239	*	Concert Pharmaceuticals Inc	116
54,169	*,e	Corcept Therapeutics, Inc	393
84,568	*	Curis, Inc	260
25,879	*,e	Cytokinetics, Inc	314
15,216	*	CytomX Therapeutics, Inc	167
41,833	*,e	CytRx Corp	16
44,278	*,e	Depomed, Inc	798
18,177	*	Dermira, Inc	551
8,535	*	Dimension Therapeutics, Inc	37
84,059	*	Durect Corp	113
79,119	*,e	Dynavax Technologies Corp	313
6,368	*,e	Eagle Pharmaceuticals, Inc	505
12,202	*,e	Edge Therapeutics, Inc	153
5,311	*,e	Editas Medicine, Inc	86
17,506	*,e	Egalet Corp	134
2,424	*	Eiger BioPharmaceuticals, Inc	28
724,532		Eli Lilly & Co	53,289
24,015	*	Emergent Biosolutions, Inc	789
11,786	*	Enanta Pharmaceuticals, Inc	395
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
152,236	*	Endo International plc	$2,507
33,769	*,e	Endocyte, Inc	86
27,058	*	Enzo Biochem, Inc	188
29,818	*	Epizyme, Inc	361
9,694	*	Esperion Thereapeutics, Inc	121
77,791	*,e	Exact Sciences Corp	1,039
173,066	*	Exelixis, Inc	2,580
38,418	*	FibroGen, Inc	822
19,800	*	Five Prime Therapeutics, Inc	992
7,262	*	Flex Pharma, Inc	38
19,463	*	Flexion Therapeutics Inc	370
20,851	*	Fluidigm Corp	152
24,951	*,e	Fortress Biotech, Inc	67
8,878	*,e	Foundation Medicine, Inc	157
6,476	*,e	Galena Biopharma, Inc	13
12,920	*	Genomic Health, Inc	380
114,325	*,e	Geron Corp	237
983,271		Gilead Sciences, Inc	70,412
15,541	*,e	Global Blood Therapeutics, Inc	225
7,728	*,e	GlycoMimetics Inc	47
79,065	*,e	Halozyme Therapeutics, Inc	781
23,400	*,e	Heron Therapeutics, Inc	307
4,132	*	Heska Corp	296
118,653	*	Horizon Pharma plc	1,920
62,986	*,e	Idera Pharmaceuticals, Inc	94
22,215	*	Ignyta, Inc	118
108,454	*	Illumina, Inc	13,886
8,484	*	Immune Design Corp	47
65,469	*,e	Immunogen, Inc	134
69,521	*,e	Immunomedics, Inc	255
53,162	*	Impax Laboratories, Inc	704
30,663	*	INC Research Holdings, Inc	1,613
120,847	*	Incyte Corp	12,117
36,466	*	Infinity Pharmaceuticals, Inc	49
63,139	e	Innoviva, Inc	676
13,739	*,e	Inotek Pharmaceuticals Corp	84
49,160	*,e	Inovio Pharmaceuticals, Inc	341
45,452	*	Insmed, Inc	601
17,481	*,e	Insys Therapeutics, Inc	161
4,943	*,e	Intellia Therapeutics, Inc	65
12,146	*,e	Intercept Pharmaceuticals, Inc	1,320
18,642	*	Intersect ENT, Inc	226
25,348	*,e	Intra-Cellular Therapies, Inc	383
41,392	*,e	Intrexon Corp	1,006
15,922	*	Invitae Corp	126
89,084	*	Ionis Pharmaceuticals, Inc	4,261
95,014	*	Ironwood Pharmaceuticals, Inc	1,453
2,042,180		Johnson & Johnson	235,280
46,335	*,e	Juno Therapeutics, Inc	873
17,078	*	Karyopharm Therapeutics, Inc	161
59,203	*,e	Keryx Biopharmaceuticals, Inc	347
28,782	*,e	Kite Pharma, Inc	1,291
8,512	*,e	La Jolla Pharmaceutical Co	149
19,506	*,e	Lannett Co, Inc	430
30,110	*,e	Lexicon Pharmaceuticals, Inc	416
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,324
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,093	*,e	Lion Biotechnologies, Inc	$237
11,696	*,e	Lipocine, Inc	43
9,258	*,e	Loxo Oncology, Inc	297
31,134	*	Luminex Corp	630
23,459	*	MacroGenics, Inc	480
81,217	*	Mallinckrodt plc	4,046
233,256	*,e	MannKind Corp	149
49,764	*	Medicines Co	1,689
22,034	*,e	MediciNova, Inc	133
5,025	*	Medpace Holdings, Inc	181
2,056,466		Merck & Co, Inc	121,064
90,592	*,e	Merrimack Pharmaceuticals, Inc	370
19,507	*	Mettler-Toledo International, Inc	8,165
79,969	*,e	MiMedx Group, Inc	709
12,264	*,e	Minerva Neurosciences, Inc	144
7,201	*	Mirati Therapeutics, Inc	34
44,870	*	Momenta Pharmaceuticals, Inc	675
339,469	*	Mylan NV	12,951
8,608	*	MyoKardia, Inc	111
51,524	*	Myriad Genetics, Inc	859
10,862	*	NanoString Technologies, Inc	242
12,660	*,e	NantKwest, Inc	72
19,889	*	Natera, Inc	233
96,260	*	Nektar Therapeutics	1,181
38,546	*	NeoGenomics, Inc	330
10,102	*,e	Neos Therapeutics, Inc	59
63,342	*	Neurocrine Biosciences, Inc	2,451
14,869	*	NewLink Genetics Corp	153
351,662	*,e	Novavax, Inc	443
33,966	*,e	Ocular Therapeutix, Inc	284
46,676	*,e	Omeros Corp	463
12,341	*	OncoMed Pharmaceuticals, Inc	95
22,405	*	Ophthotech Corp	108
238,337	*,e	Opko Health, Inc	2,217
60,008	*,e	Organovo Holdings, Inc	203
12,630	e	Osiris Therapeutics, Inc	62
18,209	*	Otonomy, Inc	290
31,664	*,e	OvaScience, Inc	48
55,440	*,e	Pacific Biosciences of California, Inc	211
27,071	*,e	Pacira Pharmaceuticals, Inc	874
9,271	*	Paratek Pharmaceuticals, Inc	143
38,622	*,e	Parexel International Corp	2,538
25,000	*	Patheon NV	718
120,653		PDL BioPharma, Inc	256
80,589		PerkinElmer, Inc	4,203
102,293		Perrigo Co plc	8,514
12,158	*	Pfenex, Inc	110
4,460,955		Pfizer, Inc	144,892
43,415	*	PharmAthene, Inc	141
12,927		Phibro Animal Health Corp	379
36,240	*	Portola Pharmaceuticals, Inc	813
17,808	*	PRA Health Sciences, Inc	982
38,233	*	Prestige Brands Holdings, Inc	1,992
51,583	*	Progenics Pharmaceuticals, Inc	446
4,860	*	Protagonist Therapeutics, Inc	107
5,062	*	Proteostasis Therapeutics, Inc	62
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,750	*,e	Prothena Corp plc	$1,267
25,096	*	PTC Therapeutics, Inc	274
24,785	*	Puma Biotechnology, Inc	761
168,308	*	Qiagen NV (NASDAQ)	4,716
104,304	*	Quintiles Transnational Holdings, Inc	7,932
23,135	*,e	Radius Health, Inc	880
4,072	*	Reata Pharmaceuticals, Inc	89
57,804	*	Regeneron Pharmaceuticals, Inc	21,219
15,571	*	REGENXBIO, Inc	289
29,873	*	Regulus Therapeutics, Inc	67
23,464	*	Repligen Corp	723
25,726	*	Retrophin, Inc	487
15,494	*,e	Revance Therapeutics, Inc	321
66,996	*	Rigel Pharmaceuticals, Inc	159
22,182	*	Sage Therapeutics, Inc	1,133
52,234	*	Sangamo Biosciences, Inc	159
39,646	*	Sarepta Therapeutics, Inc	1,088
38,141	*	Sciclone Pharmaceuticals, Inc	412
71,265	*	Seattle Genetics, Inc	3,761
13,345	*,e	Seres Therapeutics, Inc	132
20,814	*,e	Sorrento Therapeutics, Inc	102
14,246	*	Spark Therapeutics, Inc	711
47,540	*	Spectrum Pharmaceuticals, Inc	211
12,168	*	Stemline Therapeutics, Inc	130
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	249
34,621	*	Supernus Pharmaceuticals, Inc	874
2,800	*	Syndax Pharmaceuticals, Inc	20
131,372	*	Synergy Pharmaceuticals, Inc	800
54,879	*,e	Synthetic Biologics, Inc	42
7,419	*,e	T2 Biosystems, Inc	39
29,885	*,e	Teligent, Inc	198
20,993	*,e	TESARO, Inc	2,823
26,726	*	Tetraphase Pharmaceuticals, Inc	108
26,551	*,e	TG Therapeutics, Inc	123
98,667	*,e	TherapeuticsMD, Inc	569
33,052	*,e	Theravance Biopharma, Inc	1,054
291,490		Thermo Fisher Scientific, Inc	41,129
13,797	*,e	Titan Pharmaceuticals, Inc	55
6,981	*,m	Tobira Therapeutics, Inc	96
7,534	*,e	Tokai Pharmaceuticals, Inc	7
32,080	*	Trevena, Inc	189
17,931	*,e	Trovagene, Inc	38
26,573	*,e	Ultragenyx Pharmaceutical, Inc	1,868
32,934	*	United Therapeutics Corp	4,724
26,593	*	Vanda Pharmaceuticals, Inc	424
20,135	*	Versartis, Inc	300
183,082	*	Vertex Pharmaceuticals, Inc	13,488
16,565	*,e	Vital Therapies, Inc	72
8,673	*,e	Voyager Therapeutics, Inc	111
57,722	*	VWR Corp	1,445
57,060	*	Waters Corp	7,668
5,620	*,e	WaVe Life Sciences Pte Ltd	147
8,356	*,e	XBiotech, Inc	85
23,768	*	Xencor Inc	626
12,439	*	Zafgen, Inc	40
90,754	*,e	ZIOPHARM Oncology, Inc	486
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
338,766		Zoetis, Inc	$18,134
14,763	*	Zogenix, Inc	179
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,376,377

REAL ESTATE - 4.0%
52,319		Acadia Realty Trust	1,710
16,903		Agree Realty Corp	778
34,159		Alexander & Baldwin, Inc	1,533
1,574		Alexander’s, Inc	672
57,031		Alexandria Real Estate Equities, Inc	6,338
8,343	*,e	Altisource Portfolio Solutions S.A.	222
28,646		American Assets Trust,Inc	1,234
96,842		American Campus Communities, Inc	4,820
130,151		American Homes 4 Rent	2,731
312,373		American Tower Corp	33,012
115,722		Apartment Investment & Management Co (Class A)	5,260
129,985		Apple Hospitality REIT, Inc	2,597
22,700		Armada Hoffler Properties, Inc	331
20,771		Ashford Hospitality Prime, Inc	283
61,750		Ashford Hospitality Trust, Inc	479
7,072	*	AV Homes, Inc	112
101,923		AvalonBay Communities, Inc	18,056
13,459		Bluerock Residential Growth REIT, Inc	185
113,039		Boston Properties, Inc	14,218
127,370		Brandywine Realty Trust	2,103
141,963		Brixmor Property Group, Inc	3,467
64,335		Camden Property Trust	5,409
61,176		Care Capital Properties, Inc	1,529
42,178		CareTrust REIT, Inc	646
29,192		CatchMark Timber Trust Inc	329
124,137		CBL & Associates Properties, Inc	1,428
222,671	*	CBRE Group, Inc	7,012
62,949		Cedar Realty Trust, Inc	411
28,285		Chatham Lodging Trust	581
44,088		Chesapeake Lodging Trust	1,140
13,323		City Office REIT, Inc	175
47,997		Colony Starwood Homes	1,383
92,725		Columbia Property Trust, Inc	2,003
90,140		Communications Sales & Leasing, Inc	2,290
9,586		Community Healthcare Trust, Inc	221
3,235	e	Consolidated-Tomoka Land Co	173
86,682		CoreCivic, Inc	2,120
9,299		CorEnergy Infrastructure Trust, Inc	324
24,799		Coresite Realty	1,968
69,853		Corporate Office Properties Trust	2,181
248,719		Cousins Properties, Inc	2,117
266,366		Crown Castle International Corp	23,113
131,589		CubeSmart	3,523
54,639		CyrusOne, Inc	2,444
65,501		DCT Industrial Trust, Inc	3,136
227,125		DDR Corp	3,468
148,119		DiamondRock Hospitality Co	1,708
117,830		Digital Realty Trust, Inc	11,578
104,001		Douglas Emmett, Inc	3,802
256,864		Duke Realty Corp	6,822
55,010		DuPont Fabros Technology, Inc	2,417
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
17,274		Easterly Government Properties, Inc	$346
23,492		EastGroup Properties, Inc	1,735
48,917		Education Realty Trust, Inc	2,069
89,883		Empire State Realty Trust, Inc	1,815
46,901		Entertainment Properties Trust	3,366
51,436		Equinix, Inc	18,384
96,746	*	Equity Commonwealth	2,926
58,881		Equity Lifestyle Properties, Inc	4,245
67,836		Equity One, Inc	2,082
263,335		Equity Residential	16,948
48,297		Essex Property Trust, Inc	11,229
89,496		Extra Space Storage, Inc	6,913
8,777	e	Farmland Partners, Inc	98
52,442		Federal Realty Investment Trust	7,453
100,810		FelCor Lodging Trust, Inc	807
82,257		First Industrial Realty Trust, Inc	2,307
42,783		First Potomac Realty Trust	469
169,880		Forest City Realty Trust, Inc	3,540
25,631	*	Forestar Group, Inc	341
44,705		Four Corners Property Trust, Inc	917
72,511		Franklin Street Properties Corp	940
4,942	*	FRP Holdings, Inc	186
138,908		Gaming and Leisure Properties, Inc	4,253
427,695		General Growth Properties, Inc	10,684
54,016		Geo Group, Inc	1,941
18,198		Getty Realty Corp	464
15,436		Gladstone Commercial Corp	310
125,237	*,e	Global Net Lease, Inc	981
51,670	e	Government Properties Income Trust	985
309,774		Gramercy Property Trust	2,844
347,379		HCP, Inc	10,324
76,928		Healthcare Realty Trust, Inc	2,332
100,396		Healthcare Trust of America, Inc	2,922
31,185		Hersha Hospitality Trust	670
27,225		HFF, Inc (Class A)	824
71,216		Highwoods Properties, Inc	3,633
118,720		Hospitality Properties Trust	3,768
546,603		Host Marriott Corp	10,298
26,825	*	Howard Hughes Corp	3,061
73,475		Hudson Pacific Properties	2,555
29,912		Independence Realty Trust, Inc	267
90,609		Investors Real Estate Trust	646
192,234		Iron Mountain, Inc	6,244
33,300		Jones Lang LaSalle, Inc	3,365
61,074		Kennedy-Wilson Holdings, Inc	1,252
67,058		Kilroy Realty Corp	4,910
297,898		Kimco Realty Corp	7,495
60,886		Kite Realty Group Trust	1,430
60,834		Lamar Advertising Co	4,090
78,833		LaSalle Hotel Properties	2,402
162,758		Lexington Realty Trust	1,758
109,119		Liberty Property Trust	4,310
33,914		Life Storage, Inc	2,891
27,155		LTC Properties, Inc	1,276
107,468		Macerich Co	7,613
67,066		Mack-Cali Realty Corp	1,946
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
9,904	*	Marcus & Millichap, Inc	$265
217,798		Medical Properties Trust, Inc	2,679
84,302		Mid-America Apartment Communities, Inc	8,255
46,125		Monmouth Real Estate Investment Corp (Class A)	703
121,396		Monogram Residential Trust, Inc	1,313
27,658		National Health Investors, Inc	2,051
108,315		National Retail Properties, Inc	4,787
25,850		National Storage Affiliates Trust	570
55,714		New Senior Investment Group, Inc	545
124,499		New York REIT, Inc	1,260
14,395		NexPoint Residential Trust, Inc	322
42,262		NorthStar Realty Europe Corp	531
140,102		NorthStar Realty Finance Corp	2,123
136,847		Omega Healthcare Investors, Inc	4,278
9,027		One Liberty Properties, Inc	227
101,625		Outfront Media, Inc	2,527
133,994		Paramount Group, Inc	2,143
31,089	*	Parkway, Inc	692
53,141		Pebblebrook Hotel Trust	1,581
52,388		Pennsylvania REIT	993
99,449		Physicians Realty Trust	1,886
107,121		Piedmont Office Realty Trust, Inc	2,240
30,172		Potlatch Corp	1,257
16,337		Preferred Apartment Communities, Inc	244
388,040		Prologis, Inc	20,485
14,667		PS Business Parks, Inc	1,709
109,722		Public Storage, Inc	24,523
34,553		QTS Realty Trust, Inc	1,716
69,475	*	Quality Care Properties, Inc	1,077
62,959		RAIT Investment Trust	212
57,913		Ramco-Gershenson Properties	960
92,432		Rayonier, Inc	2,459
13,117		Re/Max Holdings, Inc	735
108,646		Realogy Holdings Corp	2,795
191,583		Realty Income Corp	11,012
75,909		Regency Centers Corp	5,234
73,323		Retail Opportunities Investment Corp	1,549
173,060		Retail Properties of America, Inc	2,653
48,113		Rexford Industrial Realty, Inc	1,116
90,156		RLJ Lodging Trust	2,208
5,123		RMR Group, Inc	202
32,495		Ryman Hospitality Properties	2,047
47,769		Sabra Healthcare REIT, Inc	1,166
6,582		Saul Centers, Inc	438
45,730		Select Income REIT	1,152
174,669		Senior Housing Properties Trust	3,306
18,501	e	Seritage Growth Properties	790
28,907		Silver Bay Realty Trust Corp	495
228,236		Simon Property Group, Inc	40,551
73,589		SL Green Realty Corp	7,914
354,302		Spirit Realty Capital, Inc	3,848
33,773	*,e	St. Joe Co	642
50,811	*	STAG Industrial, Inc	1,213
112,095		STORE Capital Corp	2,770
4,495	*	Stratus Properties, Inc	147
49,498		Sun Communities, Inc	3,792
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
158,957		Sunstone Hotel Investors, Inc	$2,424
70,998		Tanger Factory Outlet Centers, Inc	2,540
43,997		Taubman Centers, Inc	3,253
10,268	*	Tejon Ranch Co	261
31,885		Terreno Realty Corp	908
34,663		Tier REIT, Inc	603
13,643	*	Trinity Place Holdings, Inc	126
197,090		UDR, Inc	7,190
15,857		UMH Properties, Inc	239
9,264		Universal Health Realty Income Trust	608
66,647		Urban Edge Properties	1,833
20,808		Urstadt Biddle Properties, Inc (Class A)	502
251,154		Ventas, Inc	15,702
718,252		VEREIT, Inc	6,076
128,760		Vornado Realty Trust	13,439
139,812		Washington Prime Group, Inc	1,455
50,804		Washington REIT	1,661
86,814		Weingarten Realty Investors	3,107
265,618		Welltower, Inc	17,778
548,600		Weyerhaeuser Co	16,507
19,472		Whitestone REIT	280
76,656		WP Carey, Inc	4,530
79,064		Xenia Hotels & Resorts, Inc	1,535
		TOTAL REAL ESTATE	696,397

RETAILING - 4.9%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	196
48,207		Aaron’s, Inc	1,542
51,631		Abercrombie & Fitch Co (Class A)	620
52,604		Advance Auto Parts, Inc	8,896
288,725	*	Amazon.com, Inc	216,506
122,461		American Eagle Outfitters, Inc	1,858
6,968	*	America’s Car-Mart, Inc	305
14,849	*	Asbury Automotive Group, Inc	916
157,653	*	Ascena Retail Group, Inc	976
13,652	*	At Home Group, Inc	200
48,275	*	Autonation, Inc	2,349
21,738	*	AutoZone, Inc	17,168
29,015	*	Barnes & Noble Education, Inc	333
36,768		Barnes & Noble, Inc	410
107,825	*	Bed Bath & Beyond, Inc	4,382
204,689		Best Buy Co, Inc	8,734
14,390		Big 5 Sporting Goods Corp	250
33,402		Big Lots, Inc	1,677
8,578		Blue Nile, Inc	348
24,460	*	Boot Barn Holdings, Inc	306
21,122	e	Buckle, Inc	482
8,786	*	Build-A-Bear Workshop, Inc	121
52,052	*	Burlington Stores, Inc	4,411
37,763	*	Cabela’s, Inc	2,211
28,267		Caleres, Inc	928
8,124		Camping World Holdings, Inc	265
143,597	*	Carmax, Inc	9,246
19,356		Cato Corp (Class A)	582
95,824		Chico’s FAS, Inc	1,379
13,847		Children’s Place Retail Stores, Inc	1,398
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,556		Citi Trends, Inc	$218
11,400	*,e	Container Store Group, Inc	72
34,312		Core-Mark Holding Co, Inc	1,478
55,443		CST Brands, Inc	2,670
32,976	*	Destination XL Group, Inc	140
64,932		Dick’s Sporting Goods, Inc	3,448
13,964	e	Dillard’s, Inc (Class A)	875
209,899		Dollar General Corp	15,547
167,177	*	Dollar Tree, Inc	12,903
49,292		DSW, Inc (Class A)	1,116
7,236	*,e	Duluth Holdings, Inc	184
76,812	*	Etsy, Inc	905
88,502		Expedia, Inc	10,025
55,323	*	Express Parent LLC	595
33,805		Finish Line, Inc (Class A)	636
40,021	*	Five Below, Inc	1,599
99,154		Foot Locker, Inc	7,029
25,440	*	Francesca’s Holdings Corp	459
27,215	e	Fred’s, Inc (Class A)	505
13,967	*	FTD Cos, Inc	333
75,607		GameStop Corp (Class A)	1,910
164,788		Gap, Inc	3,698
15,061	*	Genesco, Inc	935
108,483		Genuine Parts Co	10,364
50,651		GNC Holdings, Inc	559
15,433		Group 1 Automotive, Inc	1,203
273,128	*	Groupon, Inc	907
44,451		Guess?, Inc	538
16,062		Haverty Furniture Cos, Inc	381
16,994	*,e	Hibbett Sports, Inc	634
924,604		Home Depot, Inc	123,971
24,109		HSN, Inc	827
228,517	*,e	JC Penney Co, Inc	1,899
12,718		Kirkland’s, Inc	197
137,008		Kohl’s Corp	6,765
177,833		L Brands, Inc	11,708
12,586	*,e	Lands’ End, Inc	191
17,506	*	LCI Industries, Inc	1,886
39,468	*	Liberty Expedia Holdings, Inc	1,566
329,671	*	Liberty Interactive Corp	6,587
53,282	*	Liberty TripAdvisor Holdings, Inc	802
59,202	*	Liberty Ventures	2,183
16,930		Lithia Motors, Inc (Class A)	1,639
225,488	*	LKQ Corp	6,911
662,639		Lowe’s Companies, Inc	47,127
19,294	*,e	Lumber Liquidators, Inc	304
229,133		Macy’s, Inc	8,205
18,578	*	MarineMax, Inc	359
69,469	*	Michaels Cos, Inc	1,421
23,604		Monro Muffler, Inc	1,350
26,054	*	Murphy USA, Inc	1,602
303,053	*	NetFlix, Inc	37,518
91,431		Nordstrom, Inc	4,382
20,499		Nutri/System, Inc	710
405,707		Office Depot, Inc	1,834
12,772	*,e	Ollie’s Bargain Outlet Holdings, Inc	363
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
70,238	*	O’Reilly Automotive, Inc	$19,555
8,893	*	Overstock.com, Inc	156
17,507	*,e	Party City Holdco, Inc	249
28,675		Penske Auto Group, Inc	1,486
5,700		PetMed Express, Inc	131
59,095		Pier 1 Imports, Inc	505
36,680	*	Priceline.com, Inc	53,775
38,310		Rent-A-Center, Inc	431
28,484	*	Restoration Hardware Holdings, Inc	874
291,057		Ross Stores, Inc	19,093
107,246	*	Sally Beauty Holdings, Inc	2,833
9,887	*,e	Sears Holdings Corp	92
33,626	*	Select Comfort Corp	761
10,447		Shoe Carnival, Inc	282
25,881	*	Shutterfly, Inc	1,299
51,090	e	Signet Jewelers Ltd	4,816
20,728		Sonic Automotive, Inc (Class A)	475
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	187
25,073	e	Stage Stores, Inc	110
477,765		Staples, Inc	4,324
21,273		Stein Mart, Inc	117
36,113		Tailored Brands, Inc	923
436,225		Target Corp	31,509
81,351		Tiffany & Co	6,299
24,339	*	Tile Shop Holdings, Inc	476
6,790	*	Tilly’s, Inc	90
491,453		TJX Companies, Inc	36,923
96,551		Tractor Supply Co	7,320
84,546	*	TripAdvisor, Inc	3,920
32,864	*	Tuesday Morning Corp	177
43,466	*	Ulta Salon Cosmetics & Fragrance, Inc	11,081
64,021	*	Urban Outfitters, Inc	1,823
17,699	*	Vitamin Shoppe, Inc	420
23,281	*,e	Wayfair, Inc	816
11,292	*	West Marine, Inc	118
65,447		Williams-Sonoma, Inc	3,167
1,945		Winmark Corp	245
11,661	*	Zumiez, Inc	255
		TOTAL RETAILING	860,281

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
3,767	*,e	Acacia Communications, Inc	233
29,482	*	Advanced Energy Industries, Inc	1,614
555,757	*	Advanced Micro Devices, Inc	6,302
15,539	*	Alpha & Omega Semiconductor Ltd	331
23,188	*,e	Ambarella, Inc	1,255
73,241	*	Amkor Technology, Inc	773
225,080		Analog Devices, Inc	16,345
805,532		Applied Materials, Inc	25,995
59,771	*	Applied Micro Circuits Corp	493
20,849	*	Axcelis Technologies, Inc	303
279,879		Broadcom Ltd	49,474
52,087		Brooks Automation, Inc	889
17,924		Cabot Microelectronics Corp	1,132
47,258	*	Cavium, Inc	2,951
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,710	*	Ceva, Inc	$527
46,294	*	Cirrus Logic, Inc	2,617
18,761		Cohu, Inc	261
73,485	*	Cree, Inc	1,939
229,885	e	Cypress Semiconductor Corp	2,630
28,713	*	Diodes, Inc	737
19,178	*	DSP Group, Inc	250
105,554	*	Entegris, Inc	1,889
28,026	*	Exar Corp	302
54,056	*,e	First Solar, Inc	1,735
47,336	*	Formfactor, Inc	530
30,864	*	GigOptix, Inc	78
5,612	*	Impinj, Inc	198
29,376	*	Inphi Corp	1,311
99,540	*	Integrated Device Technology, Inc	2,345
3,508,485		Intel Corp	127,253
96,768		Intersil Corp (Class A)	2,158
16,725		IXYS Corp	199
112,935		Kla-Tencor Corp	8,886
50,517	*	Kopin Corp	143
117,308		Lam Research Corp	12,403
90,159	*	Lattice Semiconductor Corp	664
175,248		Linear Technology Corp	10,927
17,278	*	MA-COM Technology Solutions	800
302,002		Marvell Technology Group Ltd	4,189
206,782		Maxim Integrated Products, Inc	7,976
40,851	*	MaxLinear, Inc	891
156,190		Microchip Technology, Inc	10,020
769,984	*	Micron Technology, Inc	16,878
80,866	*	Microsemi Corp	4,364
39,433		MKS Instruments, Inc	2,342
29,204		Monolithic Power Systems, Inc	2,393
18,167	*	Nanometrics, Inc	455
21,168	*	NeoPhotonics Corp Ltd	229
3,184		NVE Corp	227
377,014		Nvidia Corp	40,242
306,305	*	ON Semiconductor Corp	3,908
20,605	*	PDF Solutions, Inc	465
46,544	*	Photronics, Inc	526
20,135		Power Integrations, Inc	1,366
95,478	*	Qorvo, Inc	5,035
1,089,782		Qualcomm, Inc	71,054
84,186	*	Rambus, Inc	1,159
19,603	*	Rudolph Technologies, Inc	458
49,258	*	Semtech Corp	1,554
25,567	*	Sigma Designs, Inc	153
32,473	*	Silicon Laboratories, Inc	2,111
140,115		Skyworks Solutions, Inc	10,461
42,585	*,e	SunPower Corp	281
151,007		Teradyne, Inc	3,836
37,115		Tessera Holding Corp	1,640
744,742		Texas Instruments, Inc	54,344
23,500	*	Ultra Clean Holdings	228
21,651	*	Ultratech, Inc	519
29,696	*	Veeco Instruments, Inc	866
72,788	*	Versum Materials, Inc	2,043
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,527	*	Xcerra Corp	$287
189,006		Xilinx, Inc	11,410
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	552,782

SOFTWARE & SERVICES - 11.6%
27,302	*	2U, Inc	823
32,215	*	A10 Networks, Inc	268
462,130		Accenture plc	54,129
86,241	*	ACI Worldwide, Inc	1,565
415,887		Activision Blizzard, Inc	15,018
32,107	*	Actua Corp	450
57,158	*	Acxiom Corp	1,532
360,931	*	Adobe Systems, Inc	37,158
127,551	*	Akamai Technologies, Inc	8,505
5,086	*,e	Alarm.com Holdings, Inc	142
13,975	*,e	ALJ Regional Holdings, Inc	61
42,590		Alliance Data Systems Corp	9,732
218,118	*	Alphabet, Inc (Class A)	172,848
220,468	*	Alphabet, Inc (Class C)	170,162
11,882	*	Amber Road, Inc	108
108,187		Amdocs Ltd	6,302
15,720	*	American Software, Inc (Class A)	162
32,146	*	Angie’s List, Inc	265
64,274	*	Ansys, Inc	5,945
7,274	*,e	Appfolio, Inc	174
60,577	*	Aspen Technology, Inc	3,312
21,954	*	Atlassian Corp plc	529
6,972	*	Autobytel, Inc	94
156,960	*	Autodesk, Inc	11,617
338,066		Automatic Data Processing, Inc	34,746
34,946	*	Bankrate, Inc	386
16,098	*	Barracuda Networks, Inc	345
59,668	*	Bazaarvoice, Inc	289
9,345	*,e	Benefitfocus, Inc	278
17,356	*	Black Knight Financial Services, Inc	656
35,258		Blackbaud, Inc	2,257
40,135	*	Blackhawk Network Holdings, Inc	1,512
7,430	*	Blackline, Inc	205
30,473	*	Blucora, Inc	449
84,561		Booz Allen Hamilton Holding Co	3,050
29,562	*	Bottomline Technologies, Inc	740
35,331	*	Box, Inc	490
20,694	*	Brightcove, Inc	167
83,779		Broadridge Financial Solutions, Inc	5,555
21,331	*	BroadSoft, Inc	880
216,421		CA, Inc	6,876
17,838	*	CACI International, Inc (Class A)	2,217
216,614	*	Cadence Design Systems, Inc	5,463
40,638	*	Callidus Software, Inc	683
13,412	*	Carbonite, Inc	220
33,955	*	Cardtronics plc	1,853
13,954	*	Care.com, Inc	120
8,603		Cass Information Systems, Inc	633
115,322		CDK Global, Inc	6,884
15,814	*	ChannelAdvisor Corp	227
18,524	*	Cimpress NV	1,697
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
114,199	*	Citrix Systems, Inc	$10,199
446,446	*	Cognizant Technology Solutions Corp (Class A)	25,014
19,734	*	CommerceHub, Inc	297
9,867	*	CommerceHub, Inc (Series A)	148
30,176	*	Commvault Systems, Inc	1,551
102,849		Computer Sciences Corp	6,111
35,972	*	comScore, Inc	1,136
67,630		Convergys Corp	1,661
37,259	*	Cornerstone OnDemand, Inc	1,576
23,982	*	CoStar Group, Inc	4,520
24,883		CSG Systems International, Inc	1,204
121,590		CSRA, Inc	3,871
15,267	*	Datalink Corp	172
160,582	*	Dell Technologies, Inc-VMware Inc	8,827
32,513	*	DHI Group, Inc	203
5,437	*,e	Digimarc Corp	163
24,289		DST Systems, Inc	2,603
77,306		EarthLink Holdings Corp	436
788,971	*	eBay, Inc	23,425
18,276	e	Ebix, Inc	1,043
214,843	*	Electronic Arts, Inc	16,921
24,127	*	Ellie Mae, Inc	2,019
43,380	*,e	Endurance International Group Holdings, Inc	403
20,747	*	EnerNOC, Inc	124
30,234	*	Envestnet, Inc	1,066
35,527	*	EPAM Systems, Inc	2,285
36,588	*	Euronet Worldwide, Inc	2,650
48,388		EVERTEC, Inc	859
9,749	*	EXA Corp	150
24,918	*	ExlService Holdings, Inc	1,257
1,665,926	*	Facebook, Inc	191,665
23,064		Fair Isaac Corp	2,750
241,246		Fidelity National Information Services, Inc	18,248
112,549	*	FireEye, Inc	1,339
67,170	*	First American Corp	2,474
232,771	*	First Data Corp	3,303
163,883	*	Fiserv, Inc	17,418
24,005	*	Five9, Inc	341
67,800	*	FleetCor Technologies, Inc	9,595
8,265		Forrester Research, Inc	355
107,542	*	Fortinet, Inc	3,239
59,129	*	Gartner, Inc	5,976
113,043	*	Genpact Ltd	2,751
23,742	*	Gigamon, Inc	1,081
113,930		Global Payments, Inc	7,908
5,647	*	Global Sources Ltd	50
18,803	*,e	Globant S.A.	627
88,947	*,e	Glu Mobile, Inc	173
34,640	*	GoDaddy, Inc	1,211
42,541	*,e	Gogo, Inc	392
59,590	*	GrubHub, Inc	2,242
18,192	*	GTT Communications, Inc	523
13,242	*	Guidance Software, Inc	94
51,316	*	Guidewire Software, Inc	2,531
17,956		Hackett Group, Inc	317
29,372	*,e	Hortonworks, Inc	244
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,312	*	HubSpot, Inc	$1,002
52,417		IAC/InterActiveCorp	3,396
21,130	*	Imperva, Inc	811
24,668	*	Information Services Group, Inc	90
7,972	*,e	Instructure, Inc	156
652,388		International Business Machines Corp	108,290
30,239	*	Intralinks Holdings, Inc	409
179,875		Intuit, Inc	20,615
35,564		j2 Global, Inc	2,909
54,490		Jack Henry & Associates, Inc	4,838
40,906	*	Jive Software, Inc	178
97,759		Leidos Holdings, Inc	4,999
50,961	*	Limelight Networks, Inc	128
44,720	*	Lionbridge Technologies	259
19,090	*	Liquidity Services, Inc	186
40,701	*	Liveperson, Inc	307
18,232	e	LogMeIn, Inc	1,760
53,305	*	Manhattan Associates, Inc	2,827
18,418		Mantech International Corp (Class A)	778
25,119		Marchex, Inc (Class B)	67
717,013		MasterCard, Inc (Class A)	74,031
24,371	*,e	Match Group, Inc	417
48,838		MAXIMUS, Inc	2,725
31,242	*	MeetMe, Inc	154
78,825		Mentor Graphics Corp	2,908
5,626,117		Microsoft Corp	349,607
6,844	*	MicroStrategy, Inc (Class A)	1,351
10,993	*,e	MINDBODY, Inc	234
22,456	*	Mitek Systems, Inc	138
29,654	*	MobileIron, Inc	111
14,483	*	Model N, Inc	128
22,389	*	MoneyGram International, Inc	264
29,292		Monotype Imaging Holdings, Inc	581
3,876		NCI, Inc (Class A)	54
39,936	*	NeuStar, Inc (Class A)	1,334
16,291	*,e	New Relic, Inc	460
48,579		NIC, Inc	1,161
165,822	*	Nuance Communications, Inc	2,471
10,739	*	Numerex Corp	79
8,974	*	Nutanix, Inc	238
2,201,331		Oracle Corp	84,641
163,222	*,e	Pandora Media, Inc	2,128
7,197	*	Park City Group, Inc	91
238,868		Paychex, Inc	14,542
32,485	*	Paycom Software, Inc	1,478
15,762	*	Paylocity Holding Corp	473
841,965	*	PayPal Holdings, Inc	33,232
24,918		Pegasystems, Inc	897
25,493	*	Perficient, Inc	446
8,684	*	PFSweb, Inc	74
30,646	*	Planet Payment, Inc	125
38,195		Progress Software Corp	1,220
30,192	*	Proofpoint, Inc	2,133
17,256	*	PROS Holdings, Inc	371
85,331	*	PTC, Inc	3,948
18,985	*	Q2 Holdings, Inc	548
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,729		QAD, Inc (Class A)	$235
20,132	*	Qualys, Inc	637
20,643	*	QuinStreet, Inc	78
45,152	*	Quotient Technology, Inc	485
14,504	*	Rapid7, Inc	177
18,038	*	RealNetworks, Inc	88
39,496	*	RealPage, Inc	1,185
133,680	*	Red Hat, Inc	9,318
6,528		Reis, Inc	145
28,776	*	RetailMeNot, Inc	268
8,995	*	Rightside Group Ltd	74
43,553	*	RingCentral, Inc	897
13,437	*	Rosetta Stone, Inc	120
27,990	*	Rubicon Project, Inc	208
151,223	e	Sabre Corp	3,773
474,400	*	salesforce.com, Inc	32,477
17,304		Sapiens International Corp NV	248
32,302		Science Applications International Corp	2,739
4,599	*	SecureWorks Corp	49
117,075	*	ServiceNow, Inc	8,703
46,932	*	ServiceSource International LLC	267
14,547	*	Shutterstock, Inc	691
26,176	*	Silver Spring Networks, Inc	348
97,313	*	Splunk, Inc	4,978
12,246	*	SPS Commerce, Inc	856
38,308	*	Square, Inc	522
120,989		SS&C Technologies Holdings, Inc	3,460
11,844	*,e	Stamps.com, Inc	1,358
29,262	*	Sykes Enterprises, Inc	845
456,048		Symantec Corp	10,895
30,290	*	Synchronoss Technologies, Inc	1,160
107,461	*	Synopsys, Inc	6,325
23,254	e	Syntel, Inc	460
40,894	*	Tableau Software, Inc	1,724
62,894	*	Take-Two Interactive Software, Inc	3,100
29,444	*	Tangoe, Inc	232
12,153	*	TechTarget, Inc	104
20,400	*	TeleNav, Inc	144
13,212		TeleTech Holdings, Inc	403
95,609	*	Teradata Corp	2,598
87,321	*	TiVo Corp	1,825
123,217		Total System Services, Inc	6,041
7,021	*	Trade Desk, Inc	194
85,621		Travelport Worldwide Ltd	1,207
36,314	*,e	TrueCar, Inc	454
15,121	*,e	Twilio, Inc	436
470,865	*	Twitter, Inc	7,675
24,473	*	Tyler Technologies, Inc	3,494
20,396	*	Ultimate Software Group, Inc	3,719
38,674	*,e	Unisys Corp	578
114,898	*	Vantiv, Inc	6,850
7,614	*	Varonis Systems, Inc	204
21,489	*	Vasco Data Security International	293
45,384	*	Verint Systems, Inc	1,600
70,442	*,e	VeriSign, Inc	5,359
32,131	*,e	VirnetX Holding Corp	71
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,946	*	Virtusa Corp	$551
1,417,127		Visa, Inc (Class A)	110,564
59,283	*	VMware, Inc (Class A)	4,667
27,469	*,e	WebMD Health Corp (Class A)	1,362
32,723	*	Website Pros, Inc	692
361,738		Western Union Co	7,857
28,569	*	WEX, Inc	3,188
86,519	*	Workday, Inc	5,718
16,351	*,e	Workiva, Inc	223
16,652	*	Xactly Corp	183
750,019		Xerox Corp	6,548
19,259	*	XO Group, Inc	375
640,938	*	Yahoo!, Inc	24,785
49,133	*	Yelp, Inc	1,873
60,059	*	Zendesk, Inc	1,273
38,071	*,e	Zillow Group, Inc	1,388
76,096	*,e	Zillow Group, Inc (Class C)	2,775
47,197	*	Zix Corp	233
565,694	*	Zynga, Inc	1,454
		TOTAL SOFTWARE & SERVICES	2,035,401

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
80,518	*,e	3D Systems Corp	1,070
39,852		Adtran, Inc	891
16,323	*	Aerohive Networks, Inc	93
11,056	*	Agilysys, Inc	115
222,925		Amphenol Corp (Class A)	14,981
21,094	*	Anixter International, Inc	1,710
4,070,171		Apple, Inc	471,407
11,231	*,e	Applied Optoelectronics, Inc	263
28,921	*	Arista Networks, Inc	2,799
139,939	*	ARRIS International plc	4,216
66,366	*	Arrow Electronics, Inc	4,732
24,161	*	Avid Technology, Inc	106
92,405		Avnet, Inc	4,399
34,410		AVX Corp	538
20,748		Badger Meter, Inc	767
7,316		Bel Fuse, Inc (Class B)	226
30,967		Belden CDT, Inc	2,315
39,122	*	Benchmark Electronics, Inc	1,193
12,526		Black Box Corp	191
299,301		Brocade Communications Systems, Inc	3,738
26,799	*	CalAmp Corp	389
28,887	*	Calix, Inc	222
120,330		CDW Corp	6,268
101,053	*	Ciena Corp	2,467
3,736,724		Cisco Systems, Inc	112,924
8,964	*,e	Clearfield, Inc	186
60,271		Cognex Corp	3,834
17,685	*	Coherent, Inc	2,430
94,899	*	CommScope Holding Co, Inc	3,530
11,551		Comtech Telecommunications Corp	137
15,682	*	Control4 Corp	160
699,847		Corning, Inc	16,985
16,854	e	CPI Card Group, Inc	70
29,620	*	Cray, Inc	613
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
23,637		CTS Corp	$530
27,847		Daktronics, Inc	298
47,853		Diebold, Inc	1,204
18,652	*	Digi International, Inc	256
36,841		Dolby Laboratories, Inc (Class A)	1,665
13,533	*	Eastman Kodak Co	210
32,770	*	EchoStar Corp (Class A)	1,684
21,493	*	Electro Scientific Industries, Inc	127
35,264	*	Electronics for Imaging, Inc	1,547
18,982		EMCORE Corp	165
4,639	*	ePlus, Inc	534
79,396	*	Extreme Networks, Inc	399
49,815	*	F5 Networks, Inc	7,209
26,560	*	Fabrinet	1,070
12,851	*	FARO Technologies, Inc	463
76,718	*	Finisar Corp	2,322
94,067	*	Fitbit, Inc	689
101,102		Flir Systems, Inc	3,659
67,185	*	Harmonic, Inc	336
91,398		Harris Corp	9,366
1,285,243		Hewlett Packard Enterprise Co	29,741
1,269,771		HP, Inc	18,843
43,712	*	II-VI, Inc	1,296
21,661	*	Immersion Corp	230
103,799	*	Infinera Corp	881
26,955	*	Insight Enterprises, Inc	1,090
26,730		InterDigital, Inc	2,442
57,029	*	InvenSense, Inc	729
25,418	*	IPG Photonics Corp	2,509
25,976	*	Itron, Inc	1,633
47,261	*	Ixia	761
137,065		Jabil Circuit, Inc	3,244
274,300		Juniper Networks, Inc	7,752
125,388	*	Keysight Technologies, Inc	4,585
21,162	*	Kimball Electronics, Inc	385
64,648	*,e	Knowles Corp	1,080
10,929	*	KVH Industries, Inc	129
16,323		Littelfuse, Inc	2,477
37,299	*	Lumentum Holdings, Inc	1,442
24,482	*,e	Maxwell Technologies, Inc	125
1,988		Mesa Laboratories, Inc	244
26,896		Methode Electronics, Inc	1,112
129,298		Motorola, Inc	10,718
11,234		MTS Systems Corp	637
76,834		National Instruments Corp	2,368
91,730	*	NCR Corp	3,721
215,405		NetApp, Inc	7,597
23,887	*	Netgear, Inc	1,298
67,183	*	Netscout Systems, Inc	2,116
45,808	*	Nimble Storage, Inc	363
25,552	*	Novanta, Inc	537
94,889	*	Oclaro, Inc	849
12,827	*	OSI Systems, Inc	976
64,548	*	Palo Alto Networks, Inc	8,072
16,460		Park Electrochemical Corp	307
8,216		PC Connection, Inc	231
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,496		Plantronics, Inc	$1,341
25,402	*	Plexus Corp	1,373
51,628	*	Pure Storage, Inc	584
26,581	*	Radisys Corp	118
13,791	*	Rogers Corp	1,059
51,327	*	Sanmina Corp	1,881
21,738	*	Scansource, Inc	877
49,410	*	ShoreTel, Inc	353
3,876		Silicom Ltd	159
37,508	*	Sonus Networks, Inc	236
37,383	*,e	Stratasys Ltd	618
27,221	*	Super Micro Computer, Inc	764
25,356	*	Synaptics, Inc	1,359
21,522		SYNNEX Corp	2,605
9,938		Systemax, Inc	87
25,846	*	Tech Data Corp	2,189
187,156	*	Trimble Navigation Ltd	5,643
53,380	*	TTM Technologies, Inc	728
19,221	*	Ubiquiti Networks, Inc	1,111
30,627	*	Universal Display Corp	1,724
28,420	*,e	USA Technologies, Inc	122
84,224	*	VeriFone Systems, Inc	1,493
36,943	*	Viasat, Inc	2,446
173,185	*	Viavi Solutions, Inc	1,417
100,754		Vishay Intertechnology, Inc	1,632
9,508	*	Vishay Precision Group, Inc	180
209,551		Western Digital Corp	14,239
38,312	*	Zebra Technologies Corp (Class A)	3,286
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	871,842

TELECOMMUNICATION SERVICES - 2.4%
66,124	*	8x8, Inc	946
4,571,550		AT&T, Inc	194,428
7,918		ATN International, Inc	634
27,406	*	Boingo Wireless, Inc	334
393,053		CenturyTel, Inc	9,347
29,963	*	Cincinnati Bell, Inc	670
34,230		Cogent Communications Group, Inc	1,415
38,388	e	Consolidated Communications Holdings, Inc	1,031
16,551	*	Fairpoint Communications, Inc	309
861,250	e	Frontier Communications Corp	2,911
24,304	*	General Communication, Inc (Class A)	473
280,242	*,e	Globalstar, Inc	443
7,568	*	Hawaiian Telcom Holdco, Inc	187
10,513		IDT Corp (Class B)	195
25,073		Inteliquent, Inc	575
60,764	*,e	Iridium Communications, Inc	583
217,035	*	Level 3 Communications, Inc	12,232
16,622	*	Lumos Networks Corp	260
28,412	*,e	NII Holdings, Inc	61
44,329	*	Orbcomm, Inc	367
9,439	*,e	pdvWireless, Inc	213
91,873	*	SBA Communications Corp (Class A)	9,487
36,302		Shenandoah Telecom Co	991
17,224		Spok Holdings, Inc	357
563,564	*,e	Sprint Corp	4,745
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,721	*,e	Straight Path Communications, Inc	$228
70,982		Telephone & Data Systems, Inc	2,049
212,044	*	T-Mobile US, Inc	12,195
9,529	*	US Cellular Corp	417
3,030,990		Verizon Communications, Inc	161,794
137,981	*	Vonage Holdings Corp	945
71,392	e	Windstream Holdings, Inc	523
121,065	*	Zayo Group Holdings, Inc	3,978
		TOTAL TELECOMMUNICATION SERVICES	425,323

TRANSPORTATION - 2.2%
40,179	*	Air Transport Services Group, Inc	641
88,863		Alaska Air Group, Inc	7,885
10,697		Allegiant Travel Co	1,780
4,641		Amerco, Inc	1,715
392,244		American Airlines Group, Inc	18,314
19,331		Arkansas Best Corp	535
18,341	*	Atlas Air Worldwide Holdings, Inc	957
62,902	*	Avis Budget Group, Inc	2,307
20,049	e	Celadon Group, Inc	143
104,022		CH Robinson Worldwide, Inc	7,621
23,025		Copa Holdings S.A. (Class A)	2,091
19,472		Costamare, Inc	109
8,672	*	Covenant Transportation Group, Inc	168
703,642		CSX Corp	25,282
568,002		Delta Air Lines, Inc	27,940
21,969	*	Echo Global Logistics, Inc	550
134,751		Expeditors International of Washington, Inc	7,136
183,981		FedEx Corp	34,257
22,919		Forward Air Corp	1,086
41,033	*	Genesee & Wyoming, Inc (Class A)	2,848
38,821	*	Hawaiian Holdings, Inc	2,213
31,397		Heartland Express, Inc	639
53,667	*	Hertz Global Holdings, Inc	1,157
24,562	*	Hub Group, Inc (Class A)	1,075
65,830		J.B. Hunt Transport Services, Inc	6,390
239,760	*	JetBlue Airways Corp	5,376
80,060		Kansas City Southern Industries, Inc	6,793
39,101	*	Kirby Corp	2,600
49,465		Knight Transportation, Inc	1,635
31,224		Landstar System, Inc	2,663
55,340		Macquarie Infrastructure Co LLC	4,521
17,739		Marten Transport Ltd	413
32,238		Matson, Inc	1,141
218,394		Norfolk Southern Corp	23,602
50,044	*	Old Dominion Freight Line	4,293
2,470	*	PAM Transportation Services, Inc	64
6,136		Park-Ohio Holdings Corp	261
29,335	*	Radiant Logistics, Inc	114
20,933	*	Roadrunner Transportation Services Holdings, Inc	218
39,438		Ryder System, Inc	2,936
18,094	*	Saia, Inc	799
75,173	*	Scorpio Bulkers, Inc	380
37,279		Skywest, Inc	1,359
471,862		Southwest Airlines Co	23,518
53,061	*	Spirit Airlines, Inc	3,070
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
56,718	*	Swift Transportation Co, Inc	$1,382
625,747		Union Pacific Corp	64,877
235,540	*	United Continental Holdings, Inc	17,166
513,051		United Parcel Service, Inc (Class B)	58,816
6,297		Universal Truckload Services, Inc	103
7,128	*	USA Truck, Inc	62
32,839		Werner Enterprises, Inc	885
44,920	*	Wesco Aircraft Holdings, Inc	672
72,099	*	XPO Logistics, Inc	3,112
23,809	*	YRC Worldwide, Inc	316
		TOTAL TRANSPORTATION	387,986

UTILITIES - 3.1%
489,784		AES Corp	5,691
36,666		Allete, Inc	2,354
168,853		Alliant Energy Corp	6,398
179,688		Ameren Corp	9,426
364,032		American Electric Power Co, Inc	22,919
29,456		American States Water Co	1,342
132,288		American Water Works Co, Inc	9,572
132,006		Aqua America, Inc	3,965
4,909		Artesian Resources Corp	157
92,825		Atlantic Power Corp	232
43,641		Atlantica Yield plc	844
73,233		Atmos Energy Corp	5,430
41,780		Avangrid, Inc	1,583
45,672		Avista Corp	1,826
38,044	e	Black Hills Corp	2,334
35,650		California Water Service Group	1,209
267,147	*	Calpine Corp	3,054
320,765		Centerpoint Energy, Inc	7,904
10,716		Chesapeake Utilities Corp	717
203,302		CMS Energy Corp	8,461
8,405		Connecticut Water Service, Inc	469
229,341		Consolidated Edison, Inc	16,898
10,961		Consolidated Water Co, Inc	119
4,925		Delta Natural Gas Co, Inc	144
456,632		Dominion Resources, Inc	34,973
133,148		DTE Energy Co	13,116
512,106		Duke Energy Corp	39,750
85,842	*	Dynegy, Inc	726
233,776		Edison International	16,830
30,616		El Paso Electric Co	1,424
36,055		Empire District Electric Co	1,229
130,803		Entergy Corp	9,610
234,210		Eversource Energy	12,935
654,773		Exelon Corp	23,238
47,286	*,m	Ferroglobe plc	0
312,527		FirstEnergy Corp	9,679
9,378		Genie Energy Ltd	54
6,410	e	Global Water Resources, Inc	58
153,232		Great Plains Energy, Inc	4,191
79,361		Hawaiian Electric Industries, Inc	2,624
37,236		Idacorp, Inc	2,999
144,429		MDU Resources Group, Inc	4,155
26,250		MGE Energy, Inc	1,714
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,759		Middlesex Water Co	$505
57,193	e	National Fuel Gas Co	3,239
63,442		New Jersey Resources Corp	2,252
342,348		NextEra Energy, Inc	40,897
234,601		NiSource, Inc	5,194
22,143		Northwest Natural Gas Co	1,324
35,802		NorthWestern Corp	2,036
234,043		NRG Energy, Inc	2,869
34,930		NRG Yield, Inc (Class A)	537
47,061		NRG Yield, Inc (Class C)	744
147,340		OGE Energy Corp	4,929
38,369		ONE Gas, Inc	2,454
28,629		Ormat Technologies, Inc	1,535
27,545		Otter Tail Corp	1,124
42,747		Pattern Energy Group, Inc	812
370,187		PG&E Corp	22,496
80,566		Pinnacle West Capital Corp	6,287
58,763		PNM Resources, Inc	2,016
65,858		Portland General Electric Co	2,854
498,491		PPL Corp	16,974
373,339		Public Service Enterprise Group, Inc	16,382
96,341		SCANA Corp	7,060
185,179		Sempra Energy	18,636
12,005		SJW Corp	672
58,642		South Jersey Industries, Inc	1,976
704,594		Southern Co	34,659
34,400		Southwest Gas Corp	2,636
3,772	e	Spark Energy, Inc	114
32,340		Spire, Inc	2,088
65,781		TerraForm Global, Inc	260
63,597	e	TerraForm Power, Inc	815
128,103		UGI Corp	5,903
10,272		Unitil Corp	466
61,078		Vectren Corp	3,185
15,334	*,e	Vivint Solar, Inc	39
233,695		WEC Energy Group, Inc	13,706
106,791		Westar Energy, Inc	6,018
36,819		WGL Holdings, Inc	2,809
378,136		Xcel Energy, Inc	15,390
9,006		York Water Co	344
		TOTAL UTILITIES	546,589
		TOTAL COMMON STOCKS	17,440,163
		(Cost $9,177,680)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

					VALUE
SHARES		COMPANY			(000)
SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc			$0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc			118
		TOTAL TELECOMMUNICATION SERVICES			118

		TOTAL RIGHTS / WARRANTS			134
		(Cost $118)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 0.3%
$17,880,000		United States Treasury Bill	0.390%	01/05/17	17,880
37,000,000		United States Treasury Bill	0.501	04/27/17	36,936
		TOTAL TREASURY DEBT			54,816

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
232,039,966	c	State Street Navigator Securities Lending Government Money Market Portfolio			232,040
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			232,040

		TOTAL SHORT-TERM INVESTMENTS			286,856
		(Cost $286,860)
		TOTAL INVESTMENTS - 101.5%			17,727,153
		(Cost $9,464,658)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(260,051)
		NET ASSETS - 100.0%			$17,467,102

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $222,154,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
291

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.6%

CAPITAL GOODS - 0.0%
$995,702	i	TransDigm, Inc	3.998%	05/14/22	$1,004
		TOTAL CAPITAL GOODS			1,004

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,000,000	i	B/E Aerospace Inc	3.850	12/16/21	1,004
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,004

CONSUMER DURABLES & APPAREL - 0.0%
1,019,362	i	Hanesbrands, Inc	3.250	04/29/22	1,026
		TOTAL CONSUMER DURABLES & APPAREL			1,026

CONSUMER SERVICES - 0.1%
743,181	i	Boyd Gaming Corp	4.000	08/14/20	750
820,885	i	Boyd Gaming Corp	3.772	09/15/23	830
338,388	i	Hilton Worldwide Finance LLC	3.500	10/26/20	341
3,446,978	i	Hilton Worldwide Finance LLC	3.256	10/25/23	3,484
722,105	i	KFC Holding Co	3.486	06/16/23	732
		TOTAL CONSUMER SERVICES			6,137

DIVERSIFIED FINANCIALS - 0.0%
1,900,640	i	TransUnion LLC	3.520	04/09/21	1,916
		TOTAL DIVERSIFIED FINANCIALS			1,916

ENERGY - 0.0%
1,720,000	i	California Resources Corp	11.375	12/31/21	1,906
83,270	i	Granite Acquisition, Inc	5.000	12/17/21	83
1,851,551	i	Granite Acquisition, Inc	5.000	12/19/21	1,853
		TOTAL ENERGY			3,842

FOOD & STAPLES RETAILING - 0.0%
3,466,871	i	Albertsons LLC	3.770	08/22/21	3,505
209,524	i	Albertsons LLC	4.750	06/23/23	212
		TOTAL FOOD & STAPLES RETAILING			3,717

FOOD, BEVERAGE & TOBACCO - 0.0%
2,000,000	i	B&G Foods, Inc	3.750	11/02/22	2,024
		TOTAL FOOD, BEVERAGE & TOBACCO			2,024

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,521,970	i	Capsugel Holdings US, Inc	4.000	07/31/21	3,530
289,383	i	CHS/Community Health Systems	4.000	01/27/21	280
1,653,250	i	DaVita HealthCare Partners, Inc	3.520	06/24/21	1,667
4,885,410	i	Quintiles IMS, Inc	3.500	03/17/21	4,913
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,390
292

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.1%
$2,000,000	i	American Builders & Contractors Supply Co, Inc	3.520%	10/31/23	$2,017
2,374,671	i	Berry Plastics Group, Inc	3.750	10/01/22	2,397
2,863,725	i	Minerals Technologies, Inc	3.760	05/10/21	2,890
1,430,096	i	PolyOne Corp	3.500	11/12/22	1,444
		TOTAL MATERIALS			8,748

MEDIA - 0.1%
4,062,500	i	CBS Outdoor Americas Capital LLC	3.020	02/01/21	4,070
986,842	i	CSC Holdings LLC	3.876	10/11/24	997
102,273	i	Mission Broadcasting, Inc	3.000	09/26/23	103
4,319,047	i	MTL Publishing LLC	3.385	08/19/22	4,342
1,147,727	i	Nexstar Broadcasting, Inc	3.000	09/26/23	1,157
3,029,946	i	Virgin Media Bristol LLC	1.000	01/31/25	3,042
3,029,946	i	Virgin Media Investment Holdings Ltd	3.486	06/30/23	3,035
		TOTAL MEDIA			16,746

REAL ESTATE - 0.1%
3,946,593	i	DTZ US Borrower LLC	4.250	11/04/21	3,965
1,664,108	i	MGM Growth Properties LLC	3.520	04/25/23	1,682
		TOTAL REAL ESTATE			5,647

RETAILING - 0.0%
1,976,824	i	Avis Budget Car Rental LLC	3.500	03/15/22	1,988
158,544	i	Dollar Tree, Inc	3.250	07/06/22	160
837,250	i	PetSmart, Inc	4.000	03/11/22	839
		TOTAL RETAILING			2,987

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,499,438	i	Versum Materials, Inc	3.498	09/29/23	1,514
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,514

SOFTWARE & SERVICES - 0.0%
1,697,794	i	CSRA, Inc	3.435	11/30/23	1,718
169,083	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	171
1,453,801	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	1,473
		TOTAL SOFTWARE & SERVICES			3,362

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,038,169	i	Avago Technologies Cayman Finance Ltd	3.704	02/01/23	4,094
1,212,750	i	CommScope, Inc	3.270	12/29/22	1,223
4,688,751	i	NXP BV	3.270	01/10/20	4,700
208,409	i	NXP BV	3.405	12/07/20	209
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,226

TELECOMMUNICATION SERVICES - 0.0%
997,185	i	T-Mobile USA, Inc	3.520	11/09/22	1,009
		TOTAL TELECOMMUNICATION SERVICES			1,009

		TOTAL BANK LOAN OBLIGATIONS			81,299
		(Cost $80,342)
293

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 96.3%

CORPORATE BONDS - 36.0%

AUTOMOBILES & COMPONENTS - 0.5%
EUR	1,550,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$1,653
	$590,000	g	Adient Global Holdings Ltd	4.875	08/15/26	578
	960,000	g	Allison Transmission, Inc	5.000	10/01/24	970
	9,650,000	g	BMW US Capital LLC	2.000	04/11/21	9,462
	5,750,000	g	BMW US Capital LLC	2.800	04/11/26	5,529
EUR	1,250,000		Daimler AG.	0.875	01/12/21	1,354
	$4,050,000		Delphi Automotive plc	3.150	11/19/20	4,112
	3,175,000		Delphi Automotive plc	4.400	10/01/46	2,911
	4,600,000		Ford Motor Co	4.346	12/08/26	4,642
EUR	1,000,000	g	Gates Global LLC	5.750	07/15/22	999
	$470,000	g	Gates Global LLC	6.000	07/15/22	460
	6,950,000		General Motors Co	6.600	04/01/36	7,933
	4,975,000		General Motors Co	6.750	04/01/46	5,824
	1,775,000	g	Hyundai Capital America	2.000	07/01/19	1,761
	400,000	g	Hyundai Capital America	1.750	09/27/19	394
	2,425,000	g	Hyundai Capital America	2.600	03/19/20	2,406
	3,000,000	g	Hyundai Capital America	2.750	09/27/26	2,721
	200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	202
	200,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	196
EUR	400,000	g	IHO Verwaltungs GmbH	3.750	09/15/26	420
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,720
	600,000	g	Schaeffler Finance BV	4.750	05/15/23	609
	1,000,000		Tenneco, Inc	5.000	07/15/26	981
	175,000	g	ZF North America Capital, Inc	4.500	04/29/22	180
	1,000,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,018
			TOTAL AUTOMOBILES & COMPONENTS			66,035

BANKS - 5.9%
	6,950,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	6,756
	4,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	4,080
	3,825,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,748
	2,500,000	g,i	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	2,341
	400,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	403
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,072
	18,550,000		Bank of America Corp	5.300	03/15/17	18,694
	8,525,000		Bank of America Corp	6.000	09/01/17	8,772
	15,900,000		Bank of America Corp	2.151	11/09/20	15,683
	10,200,000		Bank of America Corp	3.875	08/01/25	10,358
	200,000		Bank of America Corp	4.250	10/22/26	202
	28,050,000		Bank of America Corp	3.248	10/21/27	26,735
	6,075,000		Bank of America Corp	4.750	04/21/45	6,148
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,116
	5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,857
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,445
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,060
	6,700,000		Barclays plc	3.650	03/16/25	6,470
	500,000		Barclays plc	5.200	05/12/26	507
	4,625,000	g	BNP Paribas S.A.	4.375	05/12/26	4,558
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,231
294

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,500,000	g	Caixa Economica Federal	3.500%	11/07/22	$2,250
	11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,883
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,453
	11,875,000		Citigroup, Inc	3.200	10/21/26	11,338
	33,500,000		Citigroup, Inc	4.125	07/25/28	33,037
	175,000		Citigroup, Inc	4.650	07/30/45	184
	10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,425
	2,775,000		Citizens Bank NA	2.550	05/13/21	2,756
	2,350,000		Citizens Financial Group, Inc	2.375	07/28/21	2,302
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,065
	5,275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	5,720
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	13,687
	17,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	17,350
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,850
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,411
	3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,821
EUR	200,000		Deutsche Bank AG.	1.250	09/08/21	212
	$3,125,000		Discover Bank	3.100	06/04/20	3,160
	4,875,000		Discover Bank	3.200	08/09/21	4,899
	3,400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	3,154
	2,075,000	g	Export-Import Bank of India	3.375	08/05/26	1,936
EUR	1,000,000		FCE Bank plc	1.134	02/10/22	1,062
	$2,300,000	g	GTH Finance BV	7.250	04/26/23	2,466
	7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,709
	20,525,000		HSBC Holdings plc	2.650	01/05/22	20,064
	250,000		HSBC Holdings plc	4.250	08/18/25	252
	12,825,000		HSBC Holdings plc	3.900	05/25/26	12,894
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,848
	100,000		HSBC Holdings plc	5.250	03/14/44	107
	5,000,000		HSBC USA, Inc	1.625	01/16/18	4,991
	3,550,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	3,460
EUR	250,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	294
	$400,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	396
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	13,033
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,400
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,740
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	19,937
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	20,276
	200,000		JPMorgan Chase & Co	4.950	06/01/45	213
	3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,586
	2,700,000		KeyBank NA	2.500	12/15/19	2,727
	3,325,000		Lloyds Banking Group plc	3.100	07/06/21	3,363
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,504
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,916
	5,925,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	6,078
AUD	500,000		National Australia Bank Ltd	5.000	03/11/24	392
	$13,600,000		National Australia Bank Ltd	2.500	07/12/26	12,609
	1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,539
	2,325,000	g	PKO Finance AB	4.630	09/26/22	2,395
	10,400,000		PNC Bank NA	2.200	01/28/19	10,451
	11,475,000		PNC Bank NA	2.250	07/02/19	11,540
	17,000,000		PNC Bank NA	2.600	07/21/20	17,134
	10,950,000		PNC Bank NA	2.700	11/01/22	10,767
	17,395,000		PNC Bank NA	2.950	01/30/23	17,126
295

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,000,000		PNC Financial Services Group, Inc	3.900%	04/29/24	$6,144
	4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,759
	12,000,000		Royal Bank of Canada	1.200	09/19/17	11,984
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,770
EUR	1,200,000		Santander International Debt SAU	1.375	12/14/22	1,314
	$15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,939
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,101
SEK	19,000,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,169
	$3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,830
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,632
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,098
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,637
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,941
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,553
	5,000,000		Toronto-Dominion Bank	1.450	09/06/18	4,976
	13,700,000		Toronto-Dominion Bank	2.500	12/14/20	13,773
	2,350,000	i	Toronto-Dominion Bank	3.625	09/15/31	2,309
	2,800,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	2,616
	2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,315
	2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,802
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,982
	7,100,000		Union Bank NA	2.125	06/16/17	7,123
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,822
	17,650,000		US Bank NA	2.800	01/27/25	17,201
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,007
	8,600,000		Westpac Banking Corp	2.000	08/19/21	8,341
AUD	600,000		Westpac Banking Corp	5.250	11/21/23	478
	$11,475,000		Westpac Banking Corp	2.700	08/19/26	10,858
	8,475,000	i	Westpac Banking Corp	4.322	11/23/31	8,457
			TOTAL BANKS			797,329

CAPITAL GOODS - 0.9%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,388
EUR	1,000,000		Bayer AG.	1.875	01/25/21	1,124
	$2,075,000		Eaton Corp	4.000	11/02/32	2,043
	250,000		Eaton Corp	4.150	11/02/42	244
	4,000,000		Embraer Netherlands Finance BV	5.050	06/15/25	3,976
	11,475,000		General Dynamics Corp	2.125	08/15/26	10,584
GBP	1,000,000		Glencore Finance Europe S.A.	6.500	02/27/19	1,350
	$1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,474
	1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,352
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,093
	$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,307
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,414
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,306
	200,000		Lockheed Martin Corp	4.700	05/15/46	217
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,356
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,652
	1,239,460	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	357
	1,682,400	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	446
	4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,905
	2,025,000		Roper Technologies, Inc	3.800	12/15/26	2,038
	11,300,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	10,845
296

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$11,300,000	g	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	$10,443
	350,000	g	Stena AB	7.000	02/01/24	310
	2,075,000		Textron, Inc	3.875	03/01/25	2,084
	12,950,000		Timken Co	3.875	09/01/24	12,675
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,179
	8,225,000		United Technologies Corp	3.750	11/01/46	7,811
			TOTAL CAPITAL GOODS			115,973

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,694
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,913
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,247
	1,250,000		AECOM	5.750	10/15/22	1,321
	4,875,000		AECOM	5.875	10/15/24	5,205
	7,175,000		Air Lease Corp	3.875	04/01/21	7,372
	10,275,000	g	Daimler Finance North America LLC	2.000	07/06/21	9,968
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,472
	7,950,000	g	Daimler Finance North America LLC	3.300	05/19/25	7,863
	12,550,000		Equifax, Inc	3.250	06/01/26	12,170
	2,825,000		Quest Diagnostics, Inc	3.450	06/01/26	2,782
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,575
	5,375,000		Republic Services, Inc	3.550	06/01/22	5,578
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,563
	2,125,000		Republic Services, Inc	2.900	07/01/26	2,034
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,040
	9,250,000		Visa, Inc	3.150	12/14/25	9,278
	15,050,000		Waste Management, Inc	2.900	09/15/22	15,112
	6,725,000		Waste Management, Inc	2.400	05/15/23	6,514
	2,000,000		Waste Management, Inc	3.900	03/01/35	1,985
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,198
EUR	850,000	g	XPO Logistics, Inc	5.750	06/15/21	948
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			136,832

CONSUMER DURABLES & APPAREL - 0.2%
	$550,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	566
	3,000,000		Lennar Corp	4.500	11/15/19	3,116
	3,000,000		Lennar Corp	4.750	04/01/21	3,097
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	3,915
	2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	2,898
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,437
	500,000		PulteGroup, Inc	4.250	03/01/21	511
	1,000,000		PulteGroup, Inc	5.500	03/01/26	993
	6,900,000		PVH Corp	4.500	12/15/22	7,004
	2,625,000		Whirlpool Corp	3.700	03/01/23	2,678
EUR	1,250,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	1,293
			TOTAL CONSUMER DURABLES & APPAREL			32,508

CONSUMER SERVICES - 1.1%
	$1,425,000		ADT Corp	6.250	10/15/21	1,546
	1,390,000		ADT Corp	3.500	07/15/22	1,324
	11,000,000		Amherst College	4.100	11/01/45	10,967
	2,000,000	g	Aramark Services, Inc	4.750	06/01/26	1,980
	14,070,000		Duke University	3.299	10/01/46	12,726
297

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$16,000,000		George Washington University	3.545%	09/15/46	$13,630
	1,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	970
	1,840,000	g	International Game Technology	5.625	02/15/20	1,941
	1,610,000	g	International Game Technology	6.250	02/15/22	1,727
	1,610,000	g	International Game Technology	6.500	02/15/25	1,727
EUR	1,250,000		International Game Technology plc	4.750	02/15/23	1,434
	$5,000,000		Johns Hopkins University	4.083	07/01/53	4,998
	250,000		MGM Resorts International	4.625	09/01/26	241
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,016
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,120
	5,000,000		Scientific Games International, Inc	6.250	09/01/20	4,250
	6,475,000		Service Corp International	5.375	05/15/24	6,750
	3,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	3,654
	15,000,000		Smith College	4.620	07/01/45	16,113
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,185
	21,000,000		University of Chicago	4.151	10/01/45	21,013
	13,700,000		Walt Disney Co	2.300	02/12/21	13,757
			TOTAL CONSUMER SERVICES			149,069

DIVERSIFIED FINANCIALS - 4.0%
	625,000		AerCap Ireland Capital Ltd	4.625	10/30/20	650
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	526
	2,000,000		American Express Centurion Bank	6.000	09/13/17	2,062
	4,775,000		American Honda Finance Corp	2.300	09/09/26	4,450
	3,800,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	3,529
	6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,272
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,449
	400,000		Bank of New York Mellon Corp	4.150	02/01/21	424
	10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,503
	11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,565
	8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,049
	5,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	5,450
	500,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	460
EUR	1,000,000		BHP Billiton Finance Ltd	0.750	10/28/22	1,067
	$24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,623
	7,175,000		Credit Suisse	2.300	05/28/19	7,191
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	1,317
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,683
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,081
	6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,673
	3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,442
	6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,594
	13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,691
	16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	16,986
	35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	35,878
	21,983,000		GE Capital International Funding Co	3.373	11/15/25	22,316
	5,228,000		GE Capital International Funding Co	4.418	11/15/35	5,470
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,799
	108,000		General Electric Capital Corp	6.875	01/10/39	152
	4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	4,999
	3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,165
	11,725,000		General Motors Financial Co, Inc	4.200	03/01/21	12,055
	17,625,000		General Motors Financial Co, Inc	3.200	07/06/21	17,462
298

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,900,000		General Motors Financial Co, Inc	4.375%	09/25/21	$4,042
	5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,940
	5,400,000		General Motors Financial Co, Inc	3.700	05/09/23	5,308
	500,000		General Motors Financial Co, Inc	4.300	07/13/25	495
	5,500,000		General Motors Financial Co, Inc	4.000	10/06/26	5,284
EUR	1,250,000		General Motors Financial International BV	1.875	10/15/19	1,367
	$11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,140
	13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,377
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,042
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	105
	14,925,000		Goldman Sachs Group, Inc	4.750	10/21/45	15,705
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	3,891
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,712
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,025
	400,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	412
	550,000		Intercontinental Exchange, Inc	2.750	12/01/20	556
	8,400,000		International Lease Finance Corp	3.875	04/15/18	8,557
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,398
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425
	250,000		Jefferies Group, Inc	6.450	06/08/27	274
	4,900,000	g	KOC Holding AS.	5.250	03/15/23	4,824
EUR	1,000,000		Kreditanstalt fuer Wiederaufbau	1.500	06/11/24	1,162
	$1,625,000		Legg Mason, Inc	2.700	07/15/19	1,636
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,406
EUR	850,000	g	Lincoln Finance Ltd	6.875	04/15/21	971
	$425,000	g	LUKOIL International Finance BV	6.125	11/09/20	461
	2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,066
	2,975,000	g	LUKOIL International Finance BV	4.750	11/02/26	2,976
	21,500,000		Morgan Stanley	1.875	01/05/18	21,531
	24,800,000		Morgan Stanley	3.700	10/23/24	25,065
	23,475,000		Morgan Stanley	3.125	07/27/26	22,394
	300,000		Morgan Stanley	4.300	01/27/45	298
	3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,381
	6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,521
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,842
	800,000		Sasol Financing International plc	4.500	11/14/22	794
	100,000		State Street Corp	4.375	03/07/21	107
	40,292,057		Tagua Leasing LLC	1.900	07/12/24	39,663
	2,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	1,949
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,798
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,263
	21,000,000		Wells Fargo & Co	2.100	07/26/21	20,415
	150,000		Wells Fargo & Co	3.900	05/01/45	142
			TOTAL DIVERSIFIED FINANCIALS			539,753

ENERGY - 3.1%
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,428
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,081
	8,900,000		Anadarko Petroleum Corp	4.850	03/15/21	9,535
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,695
	3,600,000		Apache Corp	3.250	04/15/22	3,653
	2,850,000		Apache Corp	4.750	04/15/43	2,930
	1,900,000		Apache Corp	4.250	01/15/44	1,869
	6,650,000		Ashland, Inc	4.750	08/15/22	6,899
299

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$16,500,000		BP Capital Markets plc	1.375%	05/10/18	$16,447
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,293
	690,000		California Resources Corp	5.000	01/15/20	568
	1,199,000	g	California Resources Corp	8.000	12/15/22	1,067
	478,000		California Resources Corp	6.000	11/15/24	349
	5,520,000		Canadian Natural Resources Ltd	3.900	02/01/25	5,536
	500,000		Cimarex Energy Co	5.875	05/01/22	520
	8,395,000		Cimarex Energy Co	4.375	06/01/24	8,721
	5,475,000		Concho Resources, Inc	5.500	04/01/23	5,674
	6,875,000		Devon Energy Corp	4.750	05/15/42	6,483
	3,300,000		Devon Energy Corp	5.000	06/15/45	3,236
	1,750,000		Dynegy, Inc	6.750	11/01/19	1,781
	1,100,000		Ecopetrol S.A.	5.875	09/18/23	1,164
	2,000,000		Ecopetrol S.A.	4.125	01/16/25	1,873
	5,800,000		Ecopetrol S.A.	5.375	06/26/26	5,771
	450,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	419
	3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,459
	3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,521
	6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	7,572
	5,475,000		EnCana Corp	3.900	11/15/21	5,514
	8,300,000		Energy Transfer Equity LP	5.500	06/01/27	8,092
	3,525,000		Enterprise Products Operating LLC	2.850	04/15/21	3,549
	10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,605
	7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,895
	5,150,000		EOG Resources, Inc	4.150	01/15/26	5,382
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,182
	13,750,000		Exxon Mobil Corp	2.222	03/01/21	13,747
	2,250,000		Ferrellgas Partners LP	6.500	05/01/21	2,227
	1,750,000		Ferrellgas Partners LP	6.750	01/15/22	1,732
	400,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	411
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,843
	4,000,000		Husky Energy, Inc	4.000	04/15/24	4,068
	1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,084
	1,400,000		Magellan Midstream Partners LP	4.250	09/15/46	1,313
	5,030,000		Marathon Oil Corp	2.700	06/01/20	5,034
	4,075,000		Marathon Petroleum Corp	3.625	09/15/24	4,020
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,736
	900,000		Noble Energy, Inc	3.900	11/15/24	906
	1,850,000		Noble Energy, Inc	5.250	11/15/43	1,881
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,875
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,566
	2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,056
	1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,294
	11,100,000		Petrobras Global Finance BV	4.875	03/17/20	10,975
	2,000,000		Petrobras Global Finance BV	8.375	05/23/21	2,155
	1,500,000		Petrobras Global Finance BV	8.750	05/23/26	1,618
	500,000		Petrobras International Finance Co	5.750	01/20/20	506
	3,400,000	g	Petroleos Mexicanos	5.500	02/04/19	3,522
	6,750,000	g	Petroleos Mexicanos	6.375	02/04/21	7,189
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,505
	225,000	g	Petroleos Mexicanos	5.375	03/13/22	230
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	379
	$12,000,000		Petroleos Mexicanos	1.950	12/20/22	11,901
300

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,420,000		Petroleos Mexicanos	2.000%	12/20/22	$6,400
	12,900,000		Petroleos Mexicanos	3.500	01/30/23	11,842
	1,000,000		Petroleos Mexicanos	4.250	01/15/25	919
	1,800,000	g	Petroleos Mexicanos	6.875	08/04/26	1,899
	1,775,000	g	Petroleos Mexicanos	6.500	03/13/27	1,831
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,214
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,479
	1,400,000		Petroleos Mexicanos	5.625	01/23/46	1,162
	1,800,000	g	Petroleos Mexicanos	6.750	09/21/47	1,701
	5,225,000		Phillips 66	4.875	11/15/44	5,507
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	698
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,858
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,248
	5,725,000		Plains All American Pipeline LP	3.600	11/01/24	5,475
	4,350,000		Plains All American Pipeline LP	4.500	12/15/26	4,407
	2,038,000		Plains All American Pipeline LP	4.900	02/15/45	1,879
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,328
	3,335,000	g	Range Resources Corp	5.000	08/15/22	3,314
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,216
	2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,108
	2,375,000	g	Reliance Holdings USA	5.400	02/14/22	2,565
	250,000	g	Reliance Industries Ltd	4.125	01/28/25	249
EUR	900,000		Repsol International Finance BV	3.625	10/07/21	1,083
	$6,000,000		Shell International Finance BV	2.375	08/21/22	5,886
	9,750,000		Shell International Finance BV	3.250	05/11/25	9,729
EUR	750,000		Shell International Finance BV	1.875	09/15/25	854
	$6,825,000		Shell International Finance BV	4.000	05/10/46	6,513
	2,075,000		Statoil ASA	1.200	01/17/18	2,069
	5,300,000		Statoil ASA	2.450	01/17/23	5,168
	250,000		Suncor Energy, Inc	3.600	12/01/24	256
	10,800,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	10,411
	600,000	g	Targa Resources Partners LP	5.125	02/01/25	596
	2,000,000		Tesoro Corp	5.125	04/01/24	2,045
	8,000,000	g	Tesoro Corp	5.125	12/15/26	8,091
	1,000,000		Total Capital International S.A.	1.000	01/10/17	1,000
EUR	1,000,000		Total Capital International S.A.	2.500	03/25/26	1,206
	$3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,047
	2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,289
	3,250,000	g	Ultrapar International S.A.	5.250	10/06/26	3,185
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,600
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,719
	350,000		WPX Energy, Inc	8.250	08/01/23	391
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,328
	400,000	g	YPF S.A.	8.500	03/23/21	429
	3,500,000	g	YPF S.A.	8.500	07/28/25	3,549
			TOTAL ENERGY			419,279

FOOD & STAPLES RETAILING - 1.0%
	2,000,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,913
	3,700,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	3,434
	19,700,000		CVS Health Corp	2.800	07/20/20	19,985
	15,925,000		CVS Health Corp	2.125	06/01/21	15,646
	19,030,000		CVS Health Corp	3.875	07/20/25	19,606
	15,950,000		CVS Health Corp	2.875	06/01/26	15,181
301

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$150,000		CVS Health Corp	5.125%	07/20/45	$167
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	5,035
	2,275,000		SYSCO Corp	2.500	07/15/21	2,249
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,065
	$8,250,000		Walgreen Co	4.400	09/15/42	7,950
	10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,887
	6,575,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	6,528
	11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	11,970
	5,125,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	5,023
	1,475,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	1,494
			TOTAL FOOD & STAPLES RETAILING			128,133

FOOD, BEVERAGE & TOBACCO - 1.1%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,359
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,763
	27,425,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	27,799
	10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	11,220
	11,650,000		Anheuser-Busch InBev Worldwide, Inc	3.750	01/15/22	12,148
	14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,526
	5,575,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	6,063
EUR	1,250,000		BAT Netherlands Finance BV	2.375	01/19/23	1,441
	$3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,060
	2,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,140
EUR	1,250,000		Heineken NV	2.875	08/04/25	1,518
	$150,000		JM Smucker Co	4.375	03/15/45	148
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	209
	213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	213
	210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	208
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,409
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,693
	9,800,000		PepsiCo, Inc	2.375	10/06/26	9,261
EUR	1,000,000		PepsiCo, Inc	0.875	07/18/28	1,020
	$18,075,000		PepsiCo, Inc	3.450	10/06/46	16,430
	2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,001
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,160
	4,525,000	g	Pernod-Ricard S.A.	3.250	06/08/26	4,335
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,048
			TOTAL FOOD, BEVERAGE & TOBACCO			149,172

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
	400,000		Becton Dickinson & Co	4.685	12/15/44	414
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,887
	9,800,000		Express Scripts Holding Co	3.900	02/15/22	10,183
	20,975,000		Express Scripts Holding Co	3.400	03/01/27	19,621
	2,060,000		HCA, Inc	6.500	02/15/20	2,254
	4,575,000		HCA, Inc	5.875	03/15/22	4,930
	2,500,000		HCA, Inc	4.500	02/15/27	2,456
	6,055,000		Johns Hopkins Health System Corp	3.837	05/15/46	5,729
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	199
	10,450,000		McKesson Corp	4.883	03/15/44	10,611
	8,450,000		Medtronic, Inc	3.500	03/15/25	8,690
	9,625,000		Medtronic, Inc	4.625	03/15/45	10,388
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,775
302

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,100,000		Owens & Minor, Inc	3.875%	09/15/21	$7,110
4,750,000		St. Jude Medical, Inc	3.875	09/15/25	4,779
6,700,000		Stryker Corp	2.625	03/15/21	6,720
2,625,000		Stryker Corp	3.375	11/01/25	2,605
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,970
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,720
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,146
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,325
4,000,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	3,767
10,995,000		Zimmer Holdings, Inc	3.550	04/01/25	10,695
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			131,974

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,561
4,900,000		Clorox Co	3.500	12/15/24	5,003
4,525,000		Ecolab, Inc	1.450	12/08/17	4,520
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,084

INSURANCE - 1.6%
5,475,000		ACE INA Holdings, Inc	3.350	05/03/26	5,538
350,000		ACE INA Holdings, Inc	4.350	11/03/45	369
150,000		Aetna, Inc	4.125	06/01/21	160
1,925,000		Aetna, Inc	6.625	06/15/36	2,445
9,050,000		Aetna, Inc	4.375	06/15/46	9,069
6,200,000		Allstate Corp	3.150	06/15/23	6,271
6,200,000		Allstate Corp	4.500	06/15/43	6,563
2,700,000		American Financial Group, Inc	3.500	08/15/26	2,582
7,825,000		American International Group, Inc	2.300	07/16/19	7,859
11,850,000		American International Group, Inc	3.300	03/01/21	12,128
8,225,000		American International Group, Inc	3.900	04/01/26	8,358
2,825,000		Aon plc	3.875	12/15/25	2,876
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	103
19,230,000		Children’s Hospital Medic	4.268	05/15/44	19,057
3,750,000		Chubb Corp	6.000	05/11/37	4,670
1,390,000		Cigna Corp	5.125	06/15/20	1,505
6,900,000		Cigna Corp	4.500	03/15/21	7,328
4,900,000		Cigna Corp	3.250	04/15/25	4,766
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,206
500,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	543
9,425,000	g	Metropolitan Life Global Funding I	1.950	09/15/21	9,154
4,325,000		Principal Financial Group, Inc	3.100	11/15/26	4,174
1,600,000		Principal Financial Group, Inc	4.300	11/15/46	1,564
500,000		Progressive Corp	3.750	08/23/21	529
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,058
150,000		Prudential Financial, Inc	4.600	05/15/44	156
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,533
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,389
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,945
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,483
1,350,000		Travelers Cos, Inc	3.750	05/15/46	1,271
6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	6,875
3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,004
4,675,000		UnitedHealth Group, Inc	3.450	01/15/27	4,744
200,000		UnitedHealth Group, Inc	4.625	07/15/35	218
303

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$13,600,000		UnitedHealth Group, Inc	4.750%	07/15/45	$14,952
	6,750,000		WellPoint, Inc	3.125	05/15/22	6,746
	7,850,000		WellPoint, Inc	4.625	05/15/42	7,873
	500,000		Willis Group Holdings plc	5.750	03/15/21	546
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,570
			TOTAL INSURANCE			215,180

MATERIALS - 1.1%
	11,200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	10,744
	5,000,000	g	Air Liquide Finance S.A.	2.500	09/27/26	4,686
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,051
	675,000		Alcoa, Inc	5.125	10/01/24	692
EUR	850,000		Axalta Coating Systems Dutch Holding BV	37.500	01/15/25	898
	$1,365,000		Ball Corp	5.000	03/15/22	1,430
EUR	250,000		Ball Corp	4.375	12/15/23	291
	$3,034,000		Barrick Gold Corp	4.100	05/01/23	3,109
	4,392,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	4,896
	2,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	2,975
	1,425,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,721
	1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,319
	400,000	g	Cemex SAB de C.V.	6.125	05/05/25	409
	1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,634
	3,550,000		Corning, Inc	1.450	11/15/17	3,547
	2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,318
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,299
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	3,954
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,418
	1,875,000	g	Crown Americas LLC	4.250	09/30/26	1,767
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,081
	4,118,000		Eastman Chemical Co	3.800	03/15/25	4,148
	200,000		EI du Pont de Nemours & Co	2.800	02/15/23	196
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,116
	8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,848
	1,275,000	g	Glencore Funding LLC	4.125	05/30/23	1,283
	6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,588
	15,586,000		International Paper Co	4.750	02/15/22	16,844
	3,200,000	g	Klabin Finance S.A.	5.250	07/16/24	3,040
	3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,167
	6,000,000		Newmont Mining Corp	3.500	03/15/22	6,092
	2,450,000		Newmont Mining Corp	4.875	03/15/42	2,295
	6,840,000		Nucor Corp	4.000	08/01/23	7,183
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,881
	250,000	g	Owens-Brockway Glass Container, Inc	6.375	08/15/25	264
	3,150,000		Packaging Corp of America	3.650	09/15/24	3,159
	159,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	167
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,123
	3,000,000		Rock Tenn Co	4.000	03/01/23	3,095
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,421
	3,575,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	3,432
	1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,747
	3,200,000		Teck Resources Ltd	3.750	02/01/23	3,024
	1,000,000		Tronox Finance LLC	6.375	08/15/20	935
	5,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	5,175
304

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$674,000	g	Xstrata Finance Canada Ltd	5.550%	10/25/42	$648
		TOTAL MATERIALS			150,110

MEDIA - 1.6%
6,750,000		CBS Corp	2.300	08/15/19	6,770
4,200,000		CBS Corp	2.900	01/15/27	3,890
11,150,000		Charter Communications Operating LLC	3.579	07/23/20	11,368
8,295,000		Charter Communications Operating LLC	4.464	07/23/22	8,660
22,275,000		Charter Communications Operating LLC	4.908	07/23/25	23,447
3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,544
26,000,000		Comcast Corp	4.250	01/15/33	27,018
1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,736
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,473
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,954
825,000		Grupo Televisa S.A.	6.000	05/15/18	869
4,800,000		Grupo Televisa SAB	4.625	01/30/26	4,855
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,266
2,000,000		Lamar Media Corp	5.000	05/01/23	2,060
2,000,000		Lamar Media Corp	5.375	01/15/24	2,070
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,257
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,725
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,315
3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,800
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,824
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,042
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,684
20,550,000		Time Warner, Inc	2.100	06/01/19	20,555
19,575,000		Time Warner, Inc	3.600	07/15/25	19,440
5,550,000		Time Warner, Inc	3.800	02/15/27	5,501
150,000		Time Warner, Inc	4.850	07/15/45	150
1,600,000	g	Time, Inc	5.750	04/15/22	1,656
5,000,000		Viacom, Inc	2.250	02/04/22	4,694
5,075,000		Viacom, Inc	3.450	10/04/26	4,683
3,925,000		Viacom, Inc	5.850	09/01/43	3,840
675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	685
		TOTAL MEDIA			208,831

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
11,000,000		Abbott Laboratories	3.750	11/30/26	10,918
2,250,000		Abbott Laboratories	5.300	05/27/40	2,406
16,950,000		AbbVie, Inc	2.500	05/14/20	16,945
15,250,000		AbbVie, Inc	3.200	05/14/26	14,488
33,025,000		Actavis Funding SCS	3.800	03/15/25	33,022
9,500,000		Actavis Funding SCS	4.550	03/15/35	9,389
400,000		Actavis Funding SCS	4.750	03/15/45	392
5,200,000		Amgen, Inc	1.850	08/19/21	5,005
8,600,000		Amgen, Inc	2.600	08/19/26	7,898
7,500,000		Biogen, Inc	2.900	09/15/20	7,590
7,450,000		Celgene Corp	2.875	08/15/20	7,530
11,575,000		Celgene Corp	3.875	08/15/25	11,725
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	9,973
8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,289
200,000		Gilead Sciences, Inc	4.750	03/01/46	207
6,650,000		Johnson & Johnson	2.450	03/01/26	6,351
305

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,100,000	g	Mylan NV	3.750%	12/15/20	$4,137
6,600,000	g	Mylan NV	3.150	06/15/21	6,471
7,225,000	g	Mylan NV	3.950	06/15/26	6,752
3,725,000		Mylan, Inc	2.550	03/28/19	3,716
13,700,000		Novartis Capital Corp	4.000	11/20/45	13,797
500,000		Perrigo Finance plc	3.900	12/15/24	489
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,613
12,250,000		Pfizer, Inc	3.000	12/15/26	12,080
8,225,000		Pfizer, Inc	4.125	12/15/46	8,349
8,275,000	g	Roche Holdings, Inc	2.375	01/28/27	7,732
1,650,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,577
12,025,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	11,069
3,075,000		Zoetis, Inc	3.450	11/13/20	3,154
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			234,064

REAL ESTATE - 1.5%
1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,665
10,300,000		American Tower Corp	3.300	02/15/21	10,409
4,350,000		American Tower Corp	3.500	01/31/23	4,359
2,418,000		American Tower Corp	4.400	02/15/26	2,468
4,125,000		American Tower Corp	3.375	10/15/26	3,899
3,525,000		AvalonBay Communities, Inc	2.900	10/15/26	3,331
1,825,000		AvalonBay Communities, Inc	3.900	10/15/46	1,691
300,000		Boston Properties LP	4.125	05/15/21	317
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,494
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,583
5,800,000		Brixmor Operating Partnership LP	3.250	09/15/23	5,617
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,729
2,650,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,638
3,965,000		Camden Property Trust	4.625	06/15/21	4,230
3,000,000		Camden Property Trust	2.950	12/15/22	2,934
4,825,000		Crown Castle International Corp	2.250	09/01/21	4,664
3,911,000		Crown Castle International Corp	4.875	04/15/22	4,164
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,247
3,450,000		DDR Corp	3.625	02/01/25	3,333
3,250,000		DDR Corp	4.250	02/01/26	3,264
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,993
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,026
1,600,000		Duke Realty LP	3.250	06/30/26	1,545
1,250,000		Equinix, Inc	5.375	01/01/22	1,312
2,750,000		Equity One, Inc	3.750	11/15/22	2,806
210,000		ERP Operating LP	4.625	12/15/21	228
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,754
500,000		HCP, Inc	5.375	02/01/21	546
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,047
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,618
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,499
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,723
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,542
6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	5,964
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,614
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,795
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,838
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,500,000		Liberty Property LP	3.250%	10/01/26	$2,390
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,444
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,535
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,352
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,712
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,388
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,622
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,951
	400,000		ProLogis LP	3.350	02/01/21	411
	7,225,000		Regency Centers LP	3.900	11/01/25	7,308
	122,000		Simon Property Group LP	4.375	03/01/21	130
	2,830,000	g	Trust F/1401	5.250	12/15/24	2,770
	450,000		Ventas Realty LP	4.125	01/15/26	459
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,165
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,775
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,152
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,935
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,225
	13,475,000		Welltower, Inc	4.000	06/01/25	13,754
			TOTAL REAL ESTATE			202,364

RETAILING - 0.7%
	100,000		Amazon.com, Inc	4.950	12/05/44	114
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	613
	4,150,000		AutoNation, Inc	3.350	01/15/21	4,167
	4,425,000		AutoZone, Inc	3.250	04/15/25	4,337
	100,000		Best Buy Co, Inc	5.500	03/15/21	110
	2,775,000	g	El Puerto de Liverpool SAB de C.V.	3.875	10/06/26	2,567
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,772
	8,725,000		Home Depot, Inc	3.350	09/15/25	8,939
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,158
	14,125,000		Home Depot, Inc	2.125	09/15/26	13,008
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,598
	1,500,000		JD.com, Inc	3.125	04/29/21	1,482
	3,150,000		L Brands, Inc	6.750	07/01/36	3,189
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,544
	6,600,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	5,891
	8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,916
	4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,703
	1,300,000		O’Reilly Automotive, Inc	3.550	03/15/26	1,290
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,004
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,849
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,674
	$5,800,000		Target Corp	2.500	04/15/26	5,525
	5,625,000		Target Corp	3.625	04/15/46	5,215
EUR	750,000		Wal-Mart Stores, Inc	1.900	04/08/22	855
	$150,000		Wal-Mart Stores, Inc	4.300	04/22/44	158
			TOTAL RETAILING			99,678

SOFTWARE & SERVICES - 0.7%
	4,175,000	g	Activision Blizzard, Inc	2.300	09/15/21	4,070
	4,350,000	g	Activision Blizzard, Inc	3.400	09/15/26	4,123
	20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,052
	12,121,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,455
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$800,000	g	IMS Health, Inc	5.000%	10/15/26	$802
	22,700,000		Microsoft Corp	2.400	08/08/26	21,424
	3,075,000		NCR Corp	4.625	02/15/21	3,130
	525,000		NCR Corp	5.875	12/15/21	550
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,720
	13,600,000		Oracle Corp	1.900	09/15/21	13,277
	13,600,000		Oracle Corp	2.650	07/15/26	12,890
			TOTAL SOFTWARE & SERVICES			95,493

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	14,500,000		Alphabet, Inc	1.998	08/15/26	13,288
	3,475,000		Amphenol Corp	3.125	09/15/21	3,526
	11,325,000		Apple, Inc	3.250	02/23/26	11,315
	4,525,000		Apple, Inc	4.650	02/23/46	4,877
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,262
	625,000	g	CommScope, Inc	4.375	06/15/20	639
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,648
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,691
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,225
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,621
	3,300,000		General Electric Co	5.250	12/06/17	3,418
EUR	1,200,000		General Electric Co	1.875	05/28/27	1,368
	$4,075,000		General Electric Co	4.125	10/09/42	4,123
	200,000		Koninklijke Philips NV	3.750	03/15/22	208
	525,000	g	Sensata Technologies BV	5.625	11/01/24	547
	250,000	g	Sensata Technologies BV	5.000	10/01/25	245
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,098
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,856
EUR	1,000,000		Tyco Electronics Group S.A.	1.100	03/01/23	1,067
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,217
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			102,239

TELECOMMUNICATION SERVICES - 1.6%
	2,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	2,009
	500,000		Alibaba Group Holding Ltd	3.600	11/28/24	495
EUR	1,750,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,969
	$21,350,000		AT&T, Inc	1.400	12/01/17	21,302
	9,650,000		AT&T, Inc	2.450	06/30/20	9,576
	8,200,000		AT&T, Inc	2.625	12/01/22	7,853
	8,800,000		AT&T, Inc	4.450	04/01/24	9,163
	27,775,000		AT&T, Inc	3.400	05/15/25	26,735
EUR	625,000		AT&T, Inc	3.500	12/17/25	772
	$12,875,000		AT&T, Inc	4.500	05/15/35	12,420
	200,000		AT&T, Inc	4.300	12/15/42	179
	150,000		AT&T, Inc	4.800	06/15/44	141
	4,525,000		AT&T, Inc	4.750	05/15/46	4,279
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,590
GBP	750,000		British Telecommunications plc	5.750	12/07/28	1,236
	$4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,006
	17,300,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	16,654
EUR	1,250,000		Deutsche Telekom International Finance BV	0.625	04/03/23	1,323
	$4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,871
	3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,501
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$7,850,000	g	MTN Mauritius Investment Ltd	5.373%	02/13/22	$7,934
	3,500,000	g,q	Oi S.A.	5.750	02/10/22	1,103
	3,950,000		Orange S.A.	5.500	02/06/44	4,529
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,485
	2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,860
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,568
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,872
	30,520,000		Verizon Communications, Inc	4.272	01/15/36	29,165
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,124
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	3,026
	800,000		Verizon Communications, Inc	5.012	08/21/54	794
EUR	1,300,000	g	Virgin Media Finance plc	4.500	01/15/25	1,412
			TOTAL TELECOMMUNICATION SERVICES			210,946

TRANSPORTATION - 0.8%
	$5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,886
	4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	4,775
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	73
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,006
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	214
	150,000		CSX Corp	4.100	03/15/44	145
	15,775,000		CSX Corp	3.800	11/01/46	14,593
	6,800,000	g	ERAC USA Finance LLC	2.600	12/01/21	6,685
	3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,904
	5,375,000		FedEx Corp	3.250	04/01/26	5,330
	6,311,000		GATX Corp	1.250	03/04/17	6,309
	7,150,000		GATX Corp	2.500	07/30/19	7,158
	5,900,000		GATX Corp	5.200	03/15/44	5,828
	17,344,000		Kansas City Southern	2.350	05/15/20	17,125
	5,700,000		Kansas City Southern	4.950	08/15/45	5,773
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,630
	6,975,000	g	Transnet SOC Ltd	4.000	07/26/22	6,652
	3,500,000	g	TTX Co	3.600	01/15/25	3,489
	5,575,000		United Parcel Service, Inc	2.400	11/15/26	5,277
			TOTAL TRANSPORTATION			110,852

UTILITIES - 4.0%
	1,650,000	g	AEP Transmission Co LLC	3.100	12/01/26	1,623
	1,650,000	g	AEP Transmission Co LLC	4.000	12/01/46	1,633
	408,000	i	AES Corp	3.931	06/01/19	408
	4,225,000		AES Corp	4.875	05/15/23	4,173
	1,500,000		AES Corp	5.500	03/15/24	1,526
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,677
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,097
	3,475,000		Alabama Power Co	4.150	08/15/44	3,485
	15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,004
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,031
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,699
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,380
	5,500,000		Atmos Energy Corp	8.500	03/15/19	6,252
	6,225,000		Black Hills Corp	4.250	11/30/23	6,548
	1,575,000		Black Hills Corp	3.150	01/15/27	1,505
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,075
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,848
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,550,000		CenterPoint Energy Resources Corp	6.250%	02/01/37	$4,026
	3,840,000	g	CEZ AS.	4.250	04/03/22	3,989
EUR	400,000		CEZ AS.	3.000	06/05/28	487
	$4,675,000		CMS Energy Corp	3.600	11/15/25	4,726
	3,825,000	g	Comision Federal de Electricidad	4.750	02/23/27	3,672
	400,000	g	Comision Federal de Electricidad	6.125	06/16/45	383
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,152
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,948
	7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	7,937
	6,800,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	6,474
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,467
	5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	5,735
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,657
	5,150,000		Dominion Resources, Inc	2.850	08/15/26	4,822
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,496
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,606
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,084
	750,000		Duke Energy Corp	4.800	12/15/45	791
	5,950,000		Duke Energy Corp	3.750	09/01/46	5,345
	17,500,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	17,359
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,836
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,520
	13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,212
	13,350,000	g	Electricite de France S.A.	3.625	10/13/25	13,299
	7,100,000	g,i	Electricite de France S.A.	5.625	12/30/49	6,727
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	9,189
	5,450,000		Energy Transfer Partners LP	5.950	10/01/43	5,608
	2,775,000		Energy Transfer Partners LP	5.150	03/15/45	2,657
	5,200,000		Enersis Americas S.A.	4.000	10/25/26	4,966
EUR	1,500,000		Engie S.A.	2.375	05/19/26	1,779
	$2,425,000		EnLink Midstream Partners LP	4.850	07/15/26	2,443
	1,675,000		EnLink Midstream Partners LP	5.050	04/01/45	1,516
	5,700,000		Entergy Corp	2.950	09/01/26	5,324
	3,300,000	g	Equate Petrochemical BV	3.000	03/03/22	3,141
	2,450,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,450
	6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,459
	8,050,000	g	Fortis, Inc	3.055	10/04/26	7,518
	3,000,000		Georgia Power Co	5.400	06/01/40	3,422
	400,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	421
EUR	1,500,000		Iberdrola International BV	1.125	04/21/26	1,573
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,508
	2,650,000		Indiana Michigan Power Co	4.550	03/15/46	2,743
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,847
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,226
	1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,353
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,121
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,353
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,108
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,180
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,039
	$2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,093
	5,550,000		Kinder Morgan, Inc	5.000	03/01/43	5,342
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,826
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875%	10/02/18	$1,524
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,197
4,225,000	g	Listrindo Capital BV	4.950	09/14/26	4,114
12,500,000		Mercy Health	3.382	11/01/25	12,370
1,325,000		MidAmerican Energy Co	4.250	05/01/46	1,362
4,240,000		MPLX LP	5.500	02/15/23	4,411
3,800,000		MPLX LP	4.000	02/15/25	3,689
2,800,000		Nevada Power Co	6.500	08/01/18	3,010
3,335,000		Nevada Power Co	5.450	05/15/41	3,899
168,000		NiSource Finance Corp	6.125	03/01/22	194
3,700,000		NiSource Finance Corp	4.800	02/15/44	3,888
3,375,000		Northeast Utilities	1.450	05/01/18	3,363
2,000,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,986
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,945
2,500,000		NTPC Ltd	5.625	07/14/21	2,715
1,000,000		NTPC Ltd	4.750	10/03/22	1,060
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,112
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,482
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,704
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,329
5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,933
2,750,000		Pacific Gas & Electric Co	4.000	12/01/46	2,706
4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,608
1,750,000		Phillips 66 Partners LP	3.550	10/01/26	1,691
1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,534
750,000		Potomac Electric Power Co	7.900	12/15/38	1,105
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,291
4,725,000		PPL Capital Funding, Inc	3.100	05/15/26	4,514
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,028
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,227
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,458
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,768
2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	2,760
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,947
5,550,000		Sempra Energy	2.875	10/01/22	5,491
14,950,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	13,951
6,800,000		Southern Co	4.400	07/01/46	6,712
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,847
8,250,000		Southern Power Co	2.500	12/15/21	8,071
7,825,000		Southern Power Co	4.150	12/01/25	8,099
2,300,000		Spectra Energy Partners LP	3.375	10/15/26	2,197
7,150,000		Spectra Energy Partners LP	4.500	03/15/45	6,785
425,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	413
5,300,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	4,972
600,000		TransAlta Corp	6.900	05/15/18	625
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,201
3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	3,939
275,000	g	Trinidad Generation UnLtd	5.250	11/04/27	268
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,727
3,925,000		Virginia Electric & Power Co	4.000	11/15/46	3,905
700,000		Western Gas Partners LP	4.000	07/01/22	711
2,650,000		Western Gas Partners LP	3.950	06/01/25	2,610
6,900,000		Western Gas Partners LP	4.650	07/01/26	7,134
1,575,000		Western Gas Partners LP	5.450	04/01/44	1,619
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,075,000		Williams Partners LP	3.600%	03/15/22	$5,097
	7,250,000		Williams Partners LP	4.500	11/15/23	7,440
	1,175,000		Williams Partners LP	4.900	01/15/45	1,084
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,149
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	2,973
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,074
			TOTAL UTILITIES			544,937

			TOTAL CORPORATE BONDS			4,857,835
			(Cost $4,858,059)

GOVERNMENT BONDS - 45.1%

AGENCY SECURITIES - 1.7%
	11,087,197		AMAL Ltd	3.465	08/21/21	11,477
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,506
	5,103,348		Export Lease Ten Co LLC	1.650	05/07/25	4,948
	15,535,000		Lutheran Medical Center	1.982	02/20/30	14,792
	11,185,999		Premier Aircraft Leasing	3.576	02/06/22	11,632
	34,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	34,032
	10,000,000		PEFCO	2.250	12/15/17	10,112
	5,000,000		PEFCO	4.375	03/15/19	5,316
	7,240,000		PEFCO	1.450	08/15/19	7,212
	27,750,000		PEFCO	2.250	03/15/20	28,170
	35,000,000		PEFCO	4.300	12/15/21	38,482
	25,747,000		PEFCO	2.050	11/15/22	25,345
	1,260,938		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,310
	13,160,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,458
	2,875,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,880
	9,640,000		Montefiore Medical Center	2.152	10/20/26	8,805
	10,500,000		Tunisia Government AID Bonds	1.416	08/05/21	10,139
			TOTAL AGENCY SECURITIES			233,616

FOREIGN GOVERNMENT BONDS - 5.6%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,916
	15,000,000		African Development Bank	1.375	12/17/18	14,965
	1,350,000	g	Argentine Republic Government International Bond	7.500	04/22/26	1,418
INR	135,000,000		Asian Development Bank	6.200	10/06/26	2,024
AUD	1,900,000		Australia Government International Bond	3.250	10/21/18	1,406
	1,700,000		Australia Government International Bond	5.750	05/15/21	1,410
	1,800,000		Australia Government International Bond	3.750	04/21/37	1,352
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,092
	5,450,000	g	Bermuda Government International Bond	3.717	01/25/27	5,150
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,595
BRL	9,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	2,723
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,701
	$4,250,000		Brazilian Government International Bond	4.250	01/07/25	3,974
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,779
EUR	1,175,000		Bundesrepublik Deutschland	0.010	08/15/26	1,213
	$3,100,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	3,090
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,003
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,837
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,881
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	$455
	$25,275,000		Canada Government International Bond	0.875	02/14/17	25,276
CAD	3,200,000	g	Canada Housing Trust No	1.150	12/15/21	2,338
	1,460,000		Canadian Government International Bond	0.250	05/01/18	1,082
	1,400,000		Canadian Government International Bond	0.750	03/01/21	1,028
	600,000		Canadian Government International Bond	2.500	06/01/24	477
	1,825,000		Canadian Government International Bond	1.500	06/01/26	1,330
	$6,125,000		Colombia Government International Bond	2.625	03/15/23	5,773
	2,500,000		Colombia Government International Bond	4.500	01/28/26	2,575
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,620
COP	2,730,000,000		Colombian TES	7.000	05/04/22	922
	$3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,245
DKK	3,700,000		Denmark Government International Bond	1.500	11/15/23	576
	3,600,000		Denmark Government International Bond	1.750	11/15/25	574
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,370
	$1,200,000	g	Dominican Republic International Bond	5.875	04/18/24	1,203
	1,070,000	g	Dominican Republic International Bond	7.450	04/30/44	1,081
	3,500,000	g	Ecuador Government International Bond	10.750	03/28/22	3,797
	2,475,000	g	Egypt Government International Bond	5.875	06/11/25	2,238
	10,000,000		European Investment Bank	2.500	04/15/21	10,120
SEK	12,330,000		European Investment Bank	1.250	05/12/25	1,366
	$3,500,000		European Investment Bank	4.875	02/15/36	4,349
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,995
	12,800,000		Export-Import Bank of Korea	2.250	01/21/20	12,700
EUR	1,900,000		France Government Bond OAT	1.750	11/25/24	2,230
	4,000,000		France Government Bond OAT	1.500	05/25/31	4,459
	1,275,000		French Republic Government Bond OAT	0.250	11/25/26	1,286
	$6,350,000	g	Guatemala Government International Bond	4.500	05/03/26	6,112
EUR	2,175,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	2,158
HUF	260,000,000		Hungary Government International Bond	6.500	06/24/19	1,009
	$5,400,000		Hungary Government International Bond	5.750	11/22/23	5,979
	15,200,000		Hydro Quebec	1.375	06/19/17	15,214
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,757
EUR	1,000,000	g	Indonesia Government International Bond	2.625	06/14/23	1,057
	$400,000	g	Indonesia Government International Bond	4.125	01/15/25	396
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,484
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,369
	13,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	991
	$900,000	g	Instituto de Credito Oficial	1.625	09/14/18	894
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	619
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	941
EUR	1,300,000		Ireland Government International Bond	3.900	03/20/23	1,692
	1,775,000		Ireland Government International Bond	1.000	05/15/26	1,908
ILS	4,900,000		Israel Government Bond-Fixed	6.250	10/30/26	1,751
	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,114
EUR	2,100,000		Italy Buoni Poliennali Del Tesoro	4.750	06/01/17	2,256
	2,100,000		Italy Buoni Poliennali Del Tesoro	1.500	08/01/19	2,294
	1,200,000		Italy Buoni Poliennali Del Tesoro	0.450	06/01/21	1,262
	5,000,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	5,663
	1,000,000	g	Italy Buoni Poliennali Del Tesoro	3.250	09/01/46	1,126
	$5,310,000		Italy Government International Bond	6.875	09/27/23	6,176
	1,881,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,738
	3,825,000		Jamaica Government International Bond	8.000	03/15/39	4,229
	8,000,000		Japan Bank for International Cooperation	2.375	04/20/26	7,676
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,250,000		Japan Bank for International Cooperation	2.250%	11/04/26	$2,116
	1,100,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,076
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,909
JYP	100,000,000		Japan Finance Organization for Municipalities	0.539	10/16/24	885
	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	994
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	909
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,187
	150,000,000		Japan Government Ten Year Bond	0.300	12/20/25	1,317
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,788
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	3,921
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	3,894
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,463
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	4,921
	400,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	4,080
	$5,200,000	g	Kazakhstan Government International Bond	6.500	07/21/45	5,932
	18,750,000		KFW	2.625	01/25/22	19,080
EUR	1,920,000	g	Kingdom of Belgium Government Bond	1.000	06/22/26	2,106
	$4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,504
	5,800,000	g,i	Kommunalbanken AS.	1.091	02/20/18	5,808
NOK	1,200,000		Kommunalbanken AS.	2.000	05/03/18	140
	$7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,630
	1,925,000	g	Kommunalbanken AS.	1.375	10/26/20	1,878
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,662
EUR	500,000		Kommunalbanken AS.	0.625	04/20/26	528
	$5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,023
SEK	13,300,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,504
	$2,400,000		Korea Development Bank	1.500	01/22/18	2,391
	2,600,000		Korea Development Bank	2.500	03/11/20	2,590
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,960
	2,675,000	g	Korea Housing Finance Corp	2.000	10/11/21	2,552
KRW	580,000,000		Korea Treasury Bond	1.750	12/10/18	481
	3,920,000,000		Korea Treasury Bond	2.000	03/10/21	3,270
	4,200,000,000		Korea Treasury Bond	1.375	09/10/21	3,413
	$6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,381
	1,700,000	g	Lithuania Government International Bond	7.375	02/11/20	1,937
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,086
MXN	80,000,000		Mexican Bonos	5.750	03/05/26	3,424
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	4,808
	2,750,000		Mexico Government International Bond	4.750	03/08/44	2,500
	5,275,000		Mexico Government International Bond	4.350	01/15/47	4,523
	1,525,000	g	Morocco Government International Bond	4.250	12/11/22	1,555
	1,700,000	g	Morocco Government International Bond	5.500	12/11/42	1,720
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,846
	4,500,000	g	Nacional Financiera SNC	3.375	11/05/20	4,506
	6,075,000	g	Namibia Government International Bond	5.250	10/29/25	5,936
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	385
	500,000		New South Wales Treasury Corp	4.000	05/20/26	392
NZD	500,000		New Zealand Government International Bond	6.000	05/15/21	395
	700,000		New Zealand Government International Bond	4.500	04/15/27	534
	$1,500,000	g	Nigeria Government International Bond	6.375	07/12/23	1,444
	32,950,000		North American Development Bank	2.400	10/26/22	31,950
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,563
	$1,175,000		Panama Government International Bond	5.200	01/30/20	1,262
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,300,000		Panama Government International Bond	6.700%	01/26/36	$6,432
	1,100,000	g	Paraguay Government International Bond	5.000	04/15/26	1,119
PEN	2,535,000	g	Peruvian Government International Bond	8.200	08/12/26	851
	$3,025,000		Peruvian Government International Bond	4.125	08/25/27	3,142
PEN	904,000	g	Peruvian Government International Bond	6.350	08/12/28	265
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,380
	800,000		Peruvian Government International Bond	5.625	11/18/50	906
	2,500,000		Philippine Government International Bond	5.000	01/13/37	2,813
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,621
	6,267,000		Poland Government International Bond	5.125	04/21/21	6,831
	6,100,000		Poland Government International Bond	5.000	03/23/22	6,634
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,640
	$15,000,000	g	Province of Alberta Canada	1.000	06/21/17	14,991
CAD	2,200,000		Province of British Columbia Canada	3.250	12/18/21	1,763
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,662
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,754
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,178
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,285
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,345
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,214
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,698
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,393
	2,000,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,972
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,060
	2,400,000	g	Republic of Angola	9.500	11/12/25	2,312
	2,000,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,983
	2,475,000	g	Republic of Ghana	7.875	08/07/23	2,427
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,167
PLN	4,000,000		Republic of Poland Government Bond	3.250	07/25/19	978
	$1,150,000	g	Republic of Serbia	4.875	02/25/20	1,169
	726,660	i	Republic of Serbia	6.750	11/01/24	736
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,119
RUB	179,000,000		Russian Federal Bond - OFZ	6.200	01/31/18	2,853
	95,900,000		Russian Federal Bond - OFZ	7.000	08/16/23	1,467
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,422
	5,000,000	g	Russian Foreign Bond - Eurobond	4.750	05/27/26	5,103
	3,750,000	g	Saudi Government International Bond	2.375	10/26/21	3,640
	3,400,000	g	Saudi Government International Bond	3.250	10/26/26	3,218
SGD	800,000		Singapore Government Bond	2.125	06/01/26	535
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,268
	2,450,000		South Africa Government International Bond	4.875	04/14/26	2,434
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	979
	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,005
	$5,400,000		South Africa Government International Bond	5.000	10/12/46	4,998
	1,625,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,750
EUR	1,100,000		Spain Government International Bond	0.250	01/31/19	1,168
	1,130,000	g	Spain Government International Bond	4.300	10/31/19	1,335
	4,025,000	g	Spain Government International Bond	2.750	10/31/24	4,762
	1,275,000	g	Spain Government International Bond	1.950	04/30/26	1,414
	1,000,000	g	Spain Government International Bond	4.200	01/31/37	1,400
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	2,946
	3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	3,039
EUR	700,000		State of North Rhine-Westphalia	2.000	10/15/25	841
	$4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,984
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,000,000		Svensk Exportkredit AB	1.750%	03/10/21	$3,922
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	557
THB	35,500,000		Thailand Government International Bond	3.400	06/17/36	999
	$1,950,000	g	Third Pakistan International Sukuk Co Ltd	5.500	10/13/21	1,988
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	406
	500,000		Treasury Corp of Victoria	3.000	10/20/28	354
	$2,575,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	2,524
	4,500,000		Turkey Government International Bond	5.125	03/25/22	4,462
TRY	3,900,000		Turkey Government International Bond	7.100	03/08/23	912
	$2,000,000		Turkey Government International Bond	3.250	03/23/23	1,772
	5,750,000		Turkey Government International Bond	5.750	03/22/24	5,762
	2,750,000		Turkey Government International Bond	4.875	10/09/26	2,544
	950,000		Turkey Government International Bond	6.875	03/17/36	977
	3,975,000		Turkey Government International Bond	6.625	02/17/45	3,953
GBP	1,700,000		United Kingdom Gilt	1.750	07/22/19	2,183
	525,000		United Kingdom Gilt	1.500	01/22/21	675
	3,900,000		United Kingdom Gilt	2.750	09/07/24	5,448
	1,900,000		United Kingdom Gilt	4.750	12/07/30	3,290
	1,100,000		United Kingdom Gilt	4.250	03/07/36	1,901
	1,075,000		United Kingdom Gilt	3.500	01/22/45	1,794
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,359
	6,750,000		Uruguay Government International Bond	5.100	06/18/50	6,075
	2,625,000	g	Vietnam Government International Bond	4.800	11/19/24	2,573
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,975
			TOTAL FOREIGN GOVERNMENT BONDS			758,724

MORTGAGE BACKED - 20.7%
	26,186,576		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	26,619
	35,084,230		FHLMC	3.500	09/15/41	35,809
	13,176,284		FHLMC	3.000	12/15/41	13,399
	32,348,723		FHLMC	3.000	09/15/42	32,165
	46,577,200		FHLMC	3.500	07/15/46	9,659
	51,009		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	53
	12,353		FGLMC	7.000	05/01/23	14
	181,739		FGLMC	6.000	10/01/23	205
	109,091		FGLMC	6.000	11/01/23	123
	17,829,413		FGLMC	3.500	03/01/27	18,617
	31,354		FGLMC	8.000	01/01/31	36
	5,693		FGLMC	7.000	01/01/32	6
	51,562		FGLMC	8.000	02/01/32	53
	879,024		FGLMC	4.500	07/01/33	947
	1,967,805		FGLMC	5.500	12/01/33	2,213
	1,009,382		FGLMC	5.500	12/01/33	1,145
	5,936,818		FGLMC	7.000	12/01/33	6,989
	7,002,022		FGLMC	5.000	01/01/34	7,717
	2,124,289		FGLMC	4.500	10/01/34	2,289
	1,157,187		FGLMC	4.500	04/01/35	1,247
	2,133,560		FGLMC	7.000	05/01/35	2,522
	376,089		FGLMC	5.000	02/01/36	411
	9,937		FGLMC	6.500	05/01/36	11
	2,329,052		FGLMC	5.000	04/01/38	2,563
	1,857,280		FGLMC	5.000	07/01/39	2,024
	10,973,039	w	FGLMC	4.500	11/01/40	11,986
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,173,953	w	FGLMC	4.500%	12/01/40	$13,247
210,283		FGLMC	4.500	12/01/43	230
124,080		FGLMC	4.500	02/01/44	136
5,266,301		FGLMC	4.500	10/01/44	5,760
2,652,838		FGLMC	4.500	11/01/44	2,900
2,224,414		FGLMC	4.500	11/01/44	2,432
1,802,279		FGLMC	4.500	12/01/44	1,972
996,207		FGLMC	4.500	12/01/44	1,078
10,427,507		FGLMC	3.500	04/01/45	10,723
105,658,635		FGLMC	3.500	10/01/45	108,534
62,637,974		FGLMC	4.000	12/01/45	66,209
13,837,302		FGLMC	3.500	03/01/46	14,214
8,543,603		FGLMC	4.000	05/01/46	9,038
99,448,393	h	FGLMC	3.500	08/01/46	102,187
9,738		Federal National Mortgage Association (FNMA)	8.000	03/01/23	10
85,599		FNMA	8.000	07/01/24	98
19,171		FNMA	9.000	11/01/25	22
871,558		FNMA	2.500	07/01/31	874
21,337,646		FNMA	2.500	07/01/31	21,386
5,146,490		FNMA	2.500	08/01/31	5,158
676,767		FNMA	2.500	10/01/31	678
2,289,223		FNMA	2.500	10/01/31	2,294
423,546		FNMA	2.500	11/01/31	425
1,672,872		FNMA	2.500	11/01/31	1,677
1,272,908		FNMA	2.500	11/01/31	1,276
1,908,329		FNMA	2.500	11/01/31	1,913
911,940		FNMA	2.500	11/01/31	914
649,909		FNMA	2.500	12/01/31	652
865,690		FNMA	2.500	12/01/31	868
1,154,094		FNMA	2.500	12/01/31	1,157
2,502,735		FNMA	2.500	12/01/31	2,508
3,252,155		FNMA	2.500	12/01/31	3,260
21,000,000	h	FNMA	2.500	01/25/32	21,023
40,000,000	h	FNMA	3.000	01/25/32	41,032
54,000,000	h	FNMA	2.500	02/25/32	54,000
50,000,000	h	FNMA	3.000	02/25/32	51,267
27,000,000	h	FNMA	3.500	02/25/32	28,083
1,092,571		FNMA	6.500	07/01/32	1,274
93,327		FNMA	7.000	07/01/32	102
156,077		FNMA	7.000	07/01/32	166
7,501,396		FNMA	5.000	06/01/33	8,214
930,238		FNMA	4.500	10/01/33	1,006
17,764,340		FNMA	5.000	10/01/33	19,451
2,241,613		FNMA	5.000	11/01/33	2,494
98,192		FNMA	5.000	11/01/33	107
936,527		FNMA	5.000	03/01/34	1,028
7,519,326		FNMA	5.500	03/01/34	8,434
6,748,966		FNMA	5.500	02/01/35	7,568
1,620,531		FNMA	4.500	05/01/35	1,751
10,758,831		FNMA	5.000	05/01/35	11,763
4,798,296		FNMA	5.000	10/01/35	5,238
4,130,387		FNMA	5.000	02/01/36	4,510
44,837		FNMA	6.500	03/01/37	52
2,481,912		FNMA	5.500	08/01/37	2,780
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,279,857		FNMA	6.000%	09/01/37	$1,487
1,122,993		FNMA	6.000	09/01/37	1,304
915,203		FNMA	6.500	09/01/37	1,035
1,458,239		FNMA	5.500	01/01/38	1,636
67,294		FNMA	6.500	02/01/38	76
3,872,934		FNMA	5.500	04/01/38	4,325
8,050,803		FNMA	5.500	11/01/38	9,334
5,412,989		FNMA	5.500	12/01/38	6,146
170,341		FNMA	4.500	04/01/39	188
4,351,308		FNMA	4.500	05/01/39	4,718
590,296		FNMA	4.000	07/01/39	626
4,001,762		FNMA	5.500	08/01/39	4,507
2,636,136		FNMA	4.500	10/01/39	2,838
254,458		FNMA	4.500	02/01/40	281
2,940,797		FNMA	4.500	06/01/40	3,167
1,547,153		FNMA	5.000	08/01/40	1,690
9,059,932		FNMA	5.000	09/01/40	9,904
627,558		FNMA	6.000	10/01/40	711
3,515,020		FNMA	4.500	11/01/40	3,787
724,081		FNMA	4.500	11/01/40	796
23,993,189		FNMA	4.500	01/01/41	25,995
1,189,450		FNMA	4.500	01/01/41	1,315
1,022,768		FNMA	4.500	02/01/41	1,131
12,818,857		FNMA	5.000	05/01/41	14,014
1,175,708		FNMA	4.500	06/01/41	1,300
1,279,967		FNMA	4.500	06/01/41	1,407
787,675		FNMA	5.000	06/01/41	862
4,445,701		FNMA	5.000	07/01/41	4,861
1,112,769		FNMA	5.000	08/01/41	1,215
374,921		FNMA	4.500	09/01/41	404
5,161,195		FNMA	4.500	09/01/41	5,591
4,658,421		FNMA	4.500	11/01/41	5,030
1,581,318		FNMA	4.500	12/01/41	1,739
24,995,741		FNMA	5.500	12/01/41	28,771
1,296,429		FNMA	4.500	01/01/42	1,425
2,306,613		FNMA	4.500	01/01/42	2,499
15,473,849		FNMA	4.500	02/01/42	16,712
1,476,028		FNMA	4.500	03/01/42	1,631
23,831,518		FNMA	3.000	03/25/42	24,210
753,593		FNMA	4.500	04/01/42	812
8,738,527		FNMA	4.500	04/01/42	9,416
1,327,717		FNMA	4.500	04/01/42	1,459
1,468,979		FNMA	4.500	06/01/42	1,615
21,254,088		FNMA	4.500	06/01/42	22,904
25,263,955		FNMA	3.000	06/25/42	25,651
1,192,452		FNMA	4.500	07/01/42	1,318
19,872,780		FNMA	3.000	10/01/42	19,853
215,801		FNMA	3.000	10/01/42	216
27,239,779		FNMA	3.500	11/25/42	5,204
22,284,227	w	FNMA	3.000	01/01/43	22,262
28,088,115	w	FNMA	3.000	02/01/43	28,060
19,375,836		FNMA	3.000	02/25/43	19,788
12,940		FNMA	3.000	04/01/43	13
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$18,273,792		FNMA	3.000%	08/25/43	$18,662
9,698,575		FNMA	4.000	04/01/44	10,287
2,990,392		FNMA	4.000	06/01/44	3,171
5,717,961		FNMA	4.000	06/01/44	6,078
9,222,693		FNMA	4.500	06/01/44	10,136
3,259,419		FNMA	4.000	07/01/44	3,464
1,621,642		FNMA	4.000	07/01/44	1,724
2,173,725		FNMA	4.000	08/01/44	2,311
5,623,770		FNMA	4.000	08/01/44	5,975
5,589,956		FNMA	4.000	08/01/44	5,942
14,919,629		FNMA	4.000	08/01/44	15,858
1,149,877		FNMA	4.000	09/01/44	1,222
1,492,433		FNMA	4.000	09/01/44	1,586
6,822,507		FNMA	4.000	10/01/44	7,252
9,148,708		FNMA	4.500	10/01/44	10,066
16,623,257		FNMA	4.500	11/01/44	18,291
6,501,866		FNMA	4.000	12/01/44	6,847
13,684,019		FNMA	4.000	12/01/44	14,543
5,038,599		FNMA	4.500	12/01/44	5,544
8,975,378		FNMA	4.000	01/01/45	9,540
637,753		FNMA	3.500	03/01/45	656
1,039,788		FNMA	3.500	03/01/45	1,070
2,312,704		FNMA	4.500	03/01/45	2,545
756,374		FNMA	4.500	04/01/45	832
19,703,105		FNMA	3.500	05/01/45	20,302
2,572,671		FNMA	4.000	05/01/45	2,735
5,680,826		FNMA	4.000	06/01/45	6,039
17,229,539		FNMA	4.000	07/01/45	18,221
13,094,855		FNMA	4.000	08/01/45	13,782
2,934,614		FNMA	4.000	08/01/45	3,119
1,636,587		FNMA	4.000	10/01/45	1,740
10,310,614		FNMA	4.000	11/01/45	10,961
13,129,332		FNMA	4.000	12/01/45	13,863
3,295,367		FNMA	4.000	12/01/45	3,503
27,639,020		FNMA	3.500	01/01/46	28,415
50,784,028		FNMA	4.000	01/01/46	53,730
26,890,132		FNMA	3.500	02/01/46	27,636
7,543,569		FNMA	4.000	02/01/46	7,984
23,770,893		FNMA	3.500	06/01/46	24,445
19,225,374		FNMA	3.500	08/01/46	19,712
17,791,927		FNMA	3.500	10/01/46	18,242
2,166,057		FNMA	4.000	10/01/46	2,293
6,034,705		FNMA	3.500	10/25/46	1,725
4,354,805		FNMA	3.500	11/01/46	4,465
110,000,000	h	FNMA	3.000	01/25/47	109,197
69,000,000	h	FNMA	3.500	01/25/47	70,677
125,000,000	h	FNMA	4.000	01/25/47	131,350
24,000,000	h	FNMA	4.500	01/25/47	25,805
127,000,000	h	FNMA	3.000	02/25/47	125,879
60,000,000	h	FNMA	3.500	02/25/47	61,367
14,000,000	h	FNMA	4.000	02/25/47	14,692
23,000,000	h	FNMA	4.500	02/25/47	24,702
13,000,000	h	FNMA	5.000	02/25/47	14,150
54,000,000	h	FNMA	3.500	03/25/47	55,118
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$40,000,000	h	FNMA	4.000%	03/25/47	$41,895
40,605,097		FNMA	3.500	07/01/55	41,632
5,606		Government National Mortgage Association (GNMA)	8.000	06/15/24	6
25,546		GNMA	8.500	11/20/30	30
37,206		GNMA	8.500	12/20/30	44
637,568		GNMA	5.500	07/15/33	720
15,307,556		GNMA	3.700	10/15/33	16,041
398,075		GNMA	5.500	11/20/33	448
1,400,519		GNMA	5.500	03/20/35	1,572
674,316		GNMA	5.500	12/20/35	753
360,326		GNMA	6.000	10/20/36	414
402,869		GNMA	6.000	01/20/37	467
1,163,630		GNMA	6.000	02/20/37	1,310
857,548		GNMA	5.000	04/15/38	946
853,640		GNMA	5.500	07/15/38	955
1,236,103		GNMA	5.500	07/20/38	1,369
424,274		GNMA	6.000	08/20/38	480
795,129		GNMA	6.500	11/20/38	909
70,866		GNMA	4.500	02/20/39	78
570,196		GNMA	2.176	05/16/39	572
2,600,955		GNMA	5.000	06/15/39	2,905
1,686,822		GNMA	5.000	06/15/39	1,884
10,525,031		GNMA	4.500	09/20/39	11,441
11,917,178		GNMA	3.700	08/15/40	12,465
98,849		GNMA	4.500	08/20/41	106
346,511		GNMA	4.500	09/20/41	375
37,283,670		GNMA	3.500	10/20/42	7,411
73,819		GNMA	4.500	01/20/44	79
91,307		GNMA	4.500	02/20/44	100
1,113,488		GNMA	4.500	05/20/44	1,219
150,837		GNMA	4.500	05/20/44	165
1,102,090		GNMA	4.500	08/20/44	1,194
1,114,448		GNMA	4.500	09/20/44	1,201
397,619		GNMA	4.500	10/20/44	434
357,675		GNMA	4.500	11/20/44	385
751,868		GNMA	4.500	12/20/44	824
1,114,138		GNMA	4.500	02/20/45	1,219
1,211,844		GNMA	4.500	08/20/45	1,328
1,420,728		GNMA	4.500	08/20/45	1,556
1,229,245		GNMA	4.500	12/20/45	1,347
37,870,778		GNMA	3.500	11/20/46	7,773
13,900,000	h	GNMA	3.500	12/20/46	14,458
38,000,000	h	GNMA	3.000	01/20/47	38,448
105,000,000	h	GNMA	3.000	02/20/47	106,063
169,000,000	h	GNMA	3.500	02/20/47	175,293
25,000,000	h	GNMA	4.000	02/20/47	26,497
		TOTAL MORTGAGE BACKED			2,797,496

MUNICIPAL BONDS - 2.9%
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,929
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,602
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,850
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,686
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389%	10/01/25	$1,286
3,000,000	City of Dallas TX Waterworks & Sewer System Revenue	2.439	10/01/26	2,836
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,051
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,598
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	19,570
9,950,000	Commonwealth of Massachusetts	3.277	06/01/46	9,028
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,808
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,448
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,432
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,314
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,308
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,350
1,875,000	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,870
1,895,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,880
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,158
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,245
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	947
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,338
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,489
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,940
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,595
2,000,000	Permanent University Fund	1.439	07/01/17	2,004
2,625,000	Permanent University Fund	1.730	07/01/18	2,638
4,720,000	Permanent University Fund	1.880	07/01/19	4,730
2,320,000	Permanent University Fund	2.258	07/01/20	2,337
2,160,000	Permanent University Fund	2.408	07/01/21	2,185
2,750,000	Permanent University Fund	2.508	07/01/22	2,771
2,855,000	Permanent University Fund	2.608	07/01/23	2,852
3,250,000	Permanent University Fund	2.708	07/01/24	3,222
2,335,000	Permanent University Fund	2.808	07/01/25	2,297
3,775,000	Permanent University Fund	2.908	07/01/26	3,700
4,000,000	Permanent University Fund	3.008	07/01/27	3,892
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,006
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,708
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,510
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,006
7,500,000	Port of Morrow OR	1.582	09/01/20	7,386
2,075,000	Port of Morrow OR	1.782	09/01/21	2,033
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	954
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	956
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,175
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,674
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,501
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$700,000		Regents of the University of California Medical Center Pooled Revenue	2.659%	05/15/28	$653
900,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	836
24,500,000		South Carolina Public Service Authority	2.388	12/01/23	23,800
3,060,000		State of Georgia	2.000	07/01/20	3,073
3,215,000		State of Georgia	2.150	07/01/21	3,211
3,465,000		State of Georgia	1.910	02/01/23	3,353
3,905,000		State of Georgia	2.750	07/01/25	3,821
4,100,000		State of Georgia	2.850	07/01/26	4,036
4,305,000		State of Georgia	2.950	07/01/27	4,197
4,520,000		State of Georgia	3.050	07/01/28	4,419
3,245,000		State of Georgia	3.150	07/01/29	3,107
19,760,000		State of Illinois	4.833	02/01/17	19,808
5,866,667		State of Illinois	4.350	06/01/18	5,956
7,500,000		State of Illinois	2.000	06/15/19	7,511
7,160,000		State of Illinois	5.463	02/01/20	7,403
12,500,000		State of Illinois	1.930	06/15/20	12,297
12,500,000		State of Illinois	2.250	06/15/21	12,323
12,500,000		State of Illinois	3.150	06/15/26	12,054
12,500,000		State of Illinois	3.250	06/15/27	12,067
20,000,000		State of Michigan	1.579	11/01/20	19,651
13,000,000		State of Michigan	1.779	11/01/21	12,654
7,000,000		State of Michigan	1.966	11/01/22	6,774
6,000,000		University of California	2.570	05/15/22	6,058
17,045,000		University of California	3.931	05/15/45	16,879
20,000,000		University of New Mexico	3.532	06/20/32	19,270
500,000		Utah Municipal Power Agency	1.630	07/01/19	495
835,000		Utah Municipal Power Agency	1.823	07/01/20	821
500,000		Utah Municipal Power Agency	2.023	07/01/21	490
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,701
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,461
2,160,000		Virginia Port Authority	4.228	07/01/36	2,072
		TOTAL MUNICIPAL BONDS			390,346

U.S. TREASURY SECURITIES - 14.2%
2,185,000		United States Treasury Bond	5.250	11/15/28	2,777
100,686,000	p	United States Treasury Bond	5.375	02/15/31	133,869
65,602,000		United States Treasury Bond	4.500	02/15/36	82,861
4,500,000		United States Treasury Bond	4.750	02/15/37	5,847
38,000,000		United States Treasury Bond	3.500	02/15/39	41,479
11,900,000		United States Treasury Bond	3.875	08/15/40	13,637
19,135,000		United States Treasury Bond	4.375	05/15/41	23,632
16,434,000		United States Treasury Bond	3.750	08/15/41	18,474
56,375,000		United States Treasury Bond	3.625	08/15/43	62,387
35,680,000		United States Treasury Bond	3.000	05/15/45	35,117
81,710,000		United States Treasury Bond	2.875	08/15/45	78,446
118,850,000	p	United States Treasury Bond	2.500	05/15/46	105,357
13,800,000		United States Treasury Bond	2.250	08/15/46	11,574
108,750,000		United States Treasury Bond	2.875	11/15/46	104,737
2,700,000		United States Treasury Note	0.750	01/15/17	2,700
3,000,000		United States Treasury Note	1.000	12/31/17	3,002
200,000		United States Treasury Note	0.750	02/28/18	200
14,345,000		United States Treasury Note	0.875	03/31/18	14,325
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$120,000,000	p	United States Treasury Note	0.875%	05/31/18	$119,752
32,200,000		United States Treasury Note	0.625	06/30/18	31,994
37,665,000		United States Treasury Note	0.875	07/15/18	37,539
32,900,000		United States Treasury Note	0.750	07/31/18	32,719
12,100,000		United States Treasury Note	2.250	07/31/18	12,316
12,700,000		United States Treasury Note	0.750	08/31/18	12,620
9,966,900		United States Treasury Note	1.375	09/30/18	10,003
3,775,000		United States Treasury Note	0.750	10/31/18	3,747
1,365,000		United States Treasury Note	1.750	10/31/18	1,379
5,325,000		United States Treasury Note	1.000	11/30/18	5,307
10,100,000		United States Treasury Note	0.750	02/15/19	9,997
53,775,000		United States Treasury Note	1.000	03/15/19	53,474
1,195,000		United States Treasury Note	0.875	04/15/19	1,184
7,550,000		United States Treasury Note	0.875	09/15/19	7,448
124,787,000		United States Treasury Note	1.625	07/31/20	124,618
3,000,000		United States Treasury Note	1.750	12/31/20	2,997
750,000		United States Treasury Note	1.375	01/31/21	737
825,000		United States Treasury Note	2.125	01/31/21	835
19,589,300		United States Treasury Note	1.125	02/28/21	19,044
12,720,000		United States Treasury Note	2.000	02/28/21	12,811
48,635,000		United States Treasury Note	1.375	04/30/21	47,667
3,240,000		United States Treasury Note	2.250	04/30/21	3,294
1,040,000		United States Treasury Note	1.375	05/31/21	1,018
16,465,000		United States Treasury Note	2.000	05/31/21	16,551
1,730,000		United States Treasury Note	2.125	06/30/21	1,747
11,825,000		United States Treasury Note	2.000	08/31/21	11,861
133,872,000		United States Treasury Note	8.000	11/15/21	171,307
31,145,000		United States Treasury Note	1.750	11/30/21	30,882
72,575,000		United States Treasury Note	1.750	02/28/22	71,633
1,710,000		United States Treasury Note	1.750	03/31/22	1,686
8,000,000		United States Treasury Note	1.750	04/30/22	7,881
4,565,000		United States Treasury Note	2.125	06/30/22	4,576
23,000,000		United States Treasury Note	2.000	07/31/22	22,891
106,110,000		United States Treasury Note	1.875	08/31/22	104,759
56,465,000		United States Treasury Note	1.750	09/30/22	55,334
500,000		United States Treasury Note	1.750	01/31/23	488
1,875,000		United States Treasury Note	1.625	04/30/23	1,811
510,000		United States Treasury Note	1.375	06/30/23	484
500,000		United States Treasury Note	1.250	07/31/23	470
16,720,000		United States Treasury Note	1.375	09/30/23	15,814
15,000,000		United States Treasury Note	1.625	10/31/23	14,413
28,000,000		United States Treasury Note	2.125	11/30/23	27,780
13,539,000		United States Treasury Note	1.500	08/15/26	12,432
52,207,000		United States Treasury Note	2.000	11/15/26	50,150
		TOTAL U.S. TREASURY SECURITIES			1,917,871

		TOTAL GOVERNMENT BONDS			6,098,053
		(Cost $6,123,952)

STRUCTURED ASSETS - 15.2%

ASSET BACKED - 5.3%
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$524,187	i	ACE Securities Corp Home Equity Loan Trust	1.491%	08/25/35	$520
		Series - 2005 HE5 (Class M2)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,117
		Series - 2016 3 (Class A4)
7,286,713		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	7,291
		Series - 2013 1 (Class C)
3,702,696		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	3,707
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	19,032
		Series - 2013 2 (Class D)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,719
		Series - 2013 4 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	3,482
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,213
		Series - 2016 4 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,974
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,401
		Series - 2016 4 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
3,133,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	3,140
		Series - 2011 5A (Class C)
3,708,333	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	3,718
		Series - 2011 5A (Class B)
4,075,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	4,092
		Series - 2012 2A (Class B)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,687
		Series - 2013 1A (Class A)
6,000,000		BMW Vehicle Lease Trust	1.430	09/20/19	6,001
		Series - 2016 2 (Class A3)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	4,984
		Series - 2016 1 (Class A1)
4,661,478		Capital Auto Receivables Asset Trust	1.740	10/22/18	4,663
		Series - 2013 1 (Class C)
6,616,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	6,628
		Series - 2015 4 (Class A2)
2,000,000		Capital Auto Receivables Asset Trust	1.460	06/22/20	1,991
		Series - 2016 2 (Class A3)
6,250,000		Capital Auto Receivables Asset Trust	1.540	08/20/20	6,228
		Series - 2016 3 (Class A3)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,461
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,203
		Series - 2016 3 (Class A4)
11,525,000		Capital Auto Receivables Asset Trust	2.190	09/20/21	11,567
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,765
		Series - 2014 1A (Class A)
3,500,000		Carmax Auto Owner Trust	1.390	05/17/21	3,476
		Series - 2016 3 (Class A3)
3,000,000		Carmax Auto Owner Trust	1.600	01/18/22	2,957
		Series - 2016 3 (Class A4)
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		CarMax Auto Owner Trust	1.680%	09/15/21	$2,963
		Series - 2016 2 (Class A4)
2,975,477	i,m	CCR, Inc	1.109	07/10/17	2,966
		Series - 2010 CX (Class C)
748,856	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	665
		Series - 2004 2 (Class 1M2)
824,873	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	822
		Series - 2002 1 (Class AF6) (Step Bond)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,476
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	6,928
		Series - 2016 C (Class A3)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,207
		Series - 2016 BA (Class A3)
7,860,000	g	DB Master Finance LLC	3.262	02/20/45	7,870
		Series - 2015 1A (Class A2I)
6,877,500	g	DB Master Finance LLC	3.980	02/20/45	6,887
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.685	11/10/46	6,092
		Series - 2011 LC1A (Class C)
65,588,490	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	66,898
		Series - 2012 1A (Class A2)
16,830,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,655
		Series - 2015 1A (Class A2I)
2,475,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,430
		Series - 2015 1A (Class A2II)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,251
		Series - 2013 A (Class B)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,490
		Series - 2016 1 (Class A)
10,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	9,825
		Series - 2016 2 (Class A)
5,000,000		Ford Credit Floorplan Master Owner Trust	1.550	07/15/21	4,946
		Series - 2016 3 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,032
		Series - 2015 5 (Class A)
5,500,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	5,494
		Series - 2016 2 (Class A3)
7,500,000		GM Financial Automobile Leasing Trust	1.610	12/20/19	7,476
		Series - 2016 3 (Class A3)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,488
		Series - 2016 1 (Class A1)
10,000,000		GS Mortgage Securities Trust	2.777	10/10/49	9,892
		Series - 2016 GS3 (Class AAB)
5,705,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	5,665
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,966
		Series - 2016 1A (Class A)
4,875,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	4,826
		Series - 2016 3A (Class A)
1,460,350	i	Irwin Home Equity Corp	1.516	02/25/34	1,422
		Series - 2005 A (Class A3)
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,625,251	g	JG Wentworth XXII LLC	3.820%	12/15/48	$11,732
		Series - 2010 3A (Class A)
7,000,000		John Deere Owner Trust	1.250	06/15/20	6,965
		Series - 2016 B (Class A3)
2,122,111	i	Lehman XS Trust	1.006	02/25/36	2,029
		Series - 2006 1 (Class 1A1)
5,459,087	i	Lehman XS Trust	6.500	06/25/46	4,278
		Series - 2006 13 (Class 2A1)
345,380		Louisiana Public Facilities Authority	5.750	02/01/19	347
		Series - 2008 ELL (Class A2)
7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.106	09/27/21	7,019
		Series - 2016 1 (Class A)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,003
		Series - 2016 A (Class A3)
1,970,769	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	1,974
		Series - 2016 1A (Class A)
434,507	g	OneMain Financial Issuance Trust	2.430	06/18/24	434
		Series - 2014 1A (Class A)
25,029	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.701	09/25/34	25
		Series - 2004 WHQ1 (Class M1)
17,822	i	Renaissance Home Equity Loan Trust	1.464	08/25/33	16
		Series - 2003 2 (Class A)
62,823	i	Residential Asset Securities Corp	6.489	10/25/30	64
		Series - 2001 KS2 (Class AI6)
980,909	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,017
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	410
		Series - 2006 HI1 (Class M1) (Step Bond)
327,342	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	342
		Series - 2006 HI1 (Class M2) (Step Bond)
8,847,700		Santander Drive Auto Receivables Trust	3.500	06/15/18	8,864
		Series - 2012 4 (Class D)
2,114,987		Santander Drive Auto Receivables Trust	1.760	01/15/19	2,117
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,853
		Series - 2013 2013-1 (Class D)
8,600,550		Santander Drive Auto Receivables Trust	1.620	02/15/19	8,602
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,443
		Series - 2013 2 (Class D)
657,017		Santander Drive Auto Receivables Trust	1.810	04/15/19	658
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,660
		Series - 2013 3 (Class D)
59,709,023		Santander Drive Auto Receivables Trust	2.250	06/17/19	59,904
		Series - 2013 5 (Class C)
2,592,858		Santander Drive Auto Receivables Trust	1.410	07/15/19	2,595
		Series - 2016 1 (Class A2A)
14,577,094	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	14,673
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,390
		Series - 2014 1 (Class D)
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,500,000		Santander Drive Auto Receivables Trust	1.560%	05/15/20	$4,496
		Series - 2016 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	601
		Series - 2015 5 (Class B)
8,000,000		Santander Drive Auto Receivables Trust	1.500	08/17/20	7,964
		Series - 2016 3 (Class A3)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,224
		Series - 2014 3 (Class C)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	605
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,917
		Series - 2016 3 (Class D)
5,000,000	g,i	Shackleton II CLO Ltd	2.064	10/20/23	5,000
		Series - 2012 2A (Class A1R)
2,500,000	g	Shackleton II CLO Ltd	3.010	10/20/23	2,500
		Series - 2012 2A (Class B2R)
184,664	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	184
		Series - 2013 1A (Class A)
4,473,715	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	4,486
		Series - 2013 3A (Class B)
4,532,784	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	4,524
		Series - 2014 2A (Class A)
1,866,441	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	1,866
		Series - 2014 2A (Class B)
5,553,309	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	5,527
		Series - 2015 1A (Class A)
2,802,806	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	2,788
		Series - 2015 3A (Class A)
760,943	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	765
		Series - 2015 3A (Class B)
5,396,615	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	5,297
		Series - 2016 2A (Class A)
12,355,537	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	12,140
		Series - 2016 3A (Class A)
7,321,800	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	7,195
		Series - 2016 3A (Class B)
11,518,316	g	SLM Student Loan Trust	3.740	02/15/29	11,748
		Series - 2011 B (Class A2)
7,702,647	g	SoFi Professional Loan Program LLC	1.530	04/25/33	7,692
		Series - 2016 D (Class A2A)
4,219,967	g	SolarCity LMC	4.590	04/20/44	3,979
		Series - 2014 1 (Class A)
32,003,514	g	SpringCastle America Funding LLC	3.050	04/25/29	32,164
		Series - 2016 AA (Class A)
555,284	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.976	10/25/36	555
		Series - 2006 GEL4 (Class A2)
13,216,875	g	Taco Bell Funding LLC	3.832	05/25/46	13,265
		Series - 2016 1A (Class A2I)
3,500,000	g	Verizon Owner Trust	1.420	01/20/21	3,475
		Series - 2016 1A (Class A)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,033
		Series - 2010 VNO (Class C)
553,556	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	561
		Series - 2006 N1 (Class N1)
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$731,942	g,i	Wachovia Loan Trust	1.116%	05/25/35	$720
		Series - 2005 SD1 (Class A)
34,562,500	g	Wendys Funding LLC	3.371	06/15/45	34,510
		Series - 2015 1A (Class A2I)
3,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	2,935
		Series - 2016 A (Class A)
		TOTAL ASSET BACKED			707,779

OTHER MORTGAGE BACKED - 9.9%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	1,997
		Series - 2006 2 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,459
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	14,529
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	11,973
		Series - 2016 UB10 (Class ASB)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,226
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,951
		Series - 2007 4 (Class D)
21,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	21,977
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	2,517
		Series - 2007 PW17 (Class AJ)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,399
		Series - 2016 CD1 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,014
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,003
		Series - 2015 SMRT (Class D)
7,403,780	i	CHL Mortgage Pass-Through Trust	3.156	02/20/35	7,421
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,921
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,438
		Series - 2016 SMPL (Class B)
4,187,462		Citigroup Commercial Mortgage Trust	1.506	05/10/49	4,149
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,469
		Series - 2016 C1 (Class AAB)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.711	12/10/49	15,226
		Series - 2007 C6 (Class AMFX)
56,587	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	57
		Series - 2007 C6 (Class ASB)
7,095,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	7,197
		Series - 2007 C6 (Class AM)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,815
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,015
		Series - 2007 C3 (Class AM)
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526%	04/15/47	$5,739
		Series - 2007 C2 (Class AMFX)
725,335		COMM Mortgage Trust	1.399	02/10/48	722
		Series - 2015 LC19 (Class A1)
5,000,000	g,i	COMM Mortgage Trust	1.354	12/10/49	4,879
		Series - 2007 C9 (Class AJFL)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,219
		Series - 2007 C9 (Class AJ)
20,271,351	i	COMM Mortgage Trust	5.796	12/10/49	20,445
		Series - 2007 C9 (Class B)
1,000,000	i	COMM Mortgage Trust	5.812	12/10/49	1,006
		Series - 2007 C9 (Class C)
3,500,000	i	COMM Mortgage Trust	5.813	12/10/49	3,493
		Series - 2007 C9 (Class F)
4,273,140		COMM Mortgage Trust	1.667	07/10/50	4,278
		Series - 2015 PC1 (Class A1)
12,312,502	i	Connecticut Avenue Securities	2.906	09/25/28	12,440
		Series - 2016 C02 (Class 1M1)
13,606,692	i	Connecticut Avenue Securities	2.106	01/25/29	13,637
		Series - 2016 C05 (Class 2M1)
39,060,240	i	Connecticut Avenue Securities	2.206	01/25/29	39,309
		Series - 2016 C04 (Class 1M1)
8,914,827	i	Connecticut Avenue Securities	2.056	04/25/29	8,932
		Series - 2016 C06 (Class 1M1)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,158
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	15,534
		Series - 2007 C4 (Class AJ)
9,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	9,157
		Series - 2007 C4 (Class A1AM)
21,335,000	i	Credit Suisse Commercial Mortgage Trust	0.937	01/15/49	21,285
		Series - 2007 C2 (Class AMFL)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	22,409
		Series - 2007 C2 (Class AJ)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,356
		Series - 2006 OMA (Class D)
13,798,332		Csail Commercial Mortgage Trust	1.454	06/15/57	13,733
		Series - 2015 C2 (Class A1)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,544
		Series - 2016 C7 (Class ASB)
11,000,000		DBJPM Mortgage Trust	2.756	09/10/49	10,852
		Series - 2016 C3 (Class ASB)
30,000,000	g	DBUBS Mortgage Trust	4.537	07/10/44	32,296
		Series - 2011 LC2A (Class A4)
2,636,136	g,i	DBUBS Mortgage Trust	2.014	07/12/44	2,652
		Series - 2011 LC2A (Class A3FL)
2,084,000	g,i	DBUBS Mortgage Trust	5.345	08/10/44	2,282
		Series - 2011 LC3A (Class B)
4,990,679	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,481
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,689
		Series - 2007 C1 (Class AM)
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984%	12/10/41	$3,789
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust	3.369	06/10/28	21,951
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust	3.520	06/10/28	5,150
		Series - 2014 GRCE (Class B)
4,306,760	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	4,305
		Series - 2006 GG7 (Class AM)
28,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	28,615
		Series - 2007 GG11 (Class AM)
15,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	16,644
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.184	12/10/43	6,413
		Series - 2010 C2 (Class B)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	5,771
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,397
		Series - 2016 10HY (Class B)
1,068,227	i	Impac CMB Trust	1.416	03/25/35	980
		Series - 2004 11 (Class 2A1)
3,531,334	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,529
		Series - 2005 LDP2 (Class C)
3,478,282	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	3,475
		Series - 2006 LDP8 (Class B)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,635
		Series - 2011 C3 (Class C)
1,294,636	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106	07/15/46	1,332
		Series - 2011 C4 (Class A3)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.801	07/15/46	16,065
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	6,941
		Series - 2011 C4 (Class C)
8,841,252		JP Morgan Chase Commercial Mortgage Securities Trust	1.324	08/15/49	8,710
		Series - 2016 JP2 (Class A1)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	6,895
		Series - 2016 JP2 (Class ASB)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,780
		Series - 2007 LD12 (Class AM)
2,621,919	g	JP Morgan Mortgage Trust	2.691	06/25/46	2,635
		Series - 2016 2 (Class A1)
2,387,029	g,i	JP Morgan Mortgage Trust	2.869	06/25/46	2,403
		Series - 2016 2 (Class 2A1)
117,695,953	i	JPMBB Commercial Mortgage Securities Trust	1.508	11/15/48	8,289
		Series - 2015 C32 (Class XA)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,005
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,398
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,131
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	770
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,321
		Series - 2007 C6 (Class AMFL)
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,721,205	g,i	LVII Resecuritization Trust	3.417%	07/25/47	$13,755
		Series - 2015 A (Class A)
2,205,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	2,254
		Series - 0 C1 (Class AJA)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.263	02/12/51	2,260
		Series - 0 C1 (Class AJAF)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.263	02/12/51	6,004
		Series - 2008 C1 (Class C)
4,795,515	g,i	ML-CFC Commercial Mortgage Trust	0.875	08/12/48	4,758
		Series - 2007 5 (Class AMFL)
11,995,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	12,065
		Series - 2007 6 (Class AM)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	3,219
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,631
		Series - 2014 C18 (Class A2)
12,400,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	12,452
		Series - 2013 WLSR (Class A)
259,771	g,i	Morgan Stanley Capital I Trust	6.076	08/12/41	259
		Series - 2006 T23 (Class B)
6,101,563	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,109
		Series - 2006 HQ10 (Class AJ)
170,232	i	Morgan Stanley Capital I Trust	5.793	07/12/44	170
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	499
		Series - 2006 HQ9 (Class B)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.432	09/15/47	3,685
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,632
		Series - 2007 HQ12 (Class B)
13,800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	12,733
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,152
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	8,785
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	8,976
		Series - 2007 IQ16 (Class AMA)
12,000,000	i	Morgan Stanley Capital I Trust	6.095	12/12/49	10,995
		Series - 2007 IQ16 (Class AJFX)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,135
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,420
		Series - 2007 IQ16 (Class AM)
19,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	16,319
		Series - 2007 IQ16 (Class AJA)
732,252		Morgan Stanley Capital I Trust	4.770	07/15/56	729
		Series - 0 IQ9 (Class AJ)
5,000,000	g	RBS Commercial Funding, Inc Trust	3.260	03/11/31	4,957
		Series - 2013 SMV (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	09/25/24	4,084
		Series - 2014 HQ2 (Class M2)
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,450,370	i	Structured Agency Credit Risk Debt Note (STACR)	3.156%	01/25/25	$3,464
		Series - 2015 DN1 (Class M2)
788,499	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	05/25/25	790
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.706	05/25/25	16,493
		Series - 2015 HQ2 (Class M2)
17,077,580	i	Structured Agency Credit Risk Debt Note (STACR)	2.206	07/25/28	17,140
		Series - 2016 DNA1 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	10/25/28	1,772
		Series - 2016 DNA2 (Class M2)
18,834,937	i	Structured Agency Credit Risk Debt Note (STACR)	1.856	12/25/28	18,877
		Series - 2016 DNA3 (Class M1)
8,810,100	i	Structured Agency Credit Risk Debt Note (STACR)	1.556	03/25/29	8,807
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.056	03/25/29	2,745
		Series - 2016 DNA4 (Class M2)
12,500,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907	12/15/43	12,436
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	35,633
		Series - 2007 C30 (Class AM)
5,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	5,568
		Series - 2006 C27 (Class AJ)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	33,676
		Series - 2007 C34 (Class AM)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	7,355
		Series - 2007 C34 (Class AJ)
1,640,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	1,304
		Series - 2007 C34 (Class F)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,310
		Series - 2007 C34 (Class B)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,220
		Series - 2007 C31 (Class AM)
8,657,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	8,734
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,980
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	89,618
		Series - 2007 C32 (Class AMFX)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	47,992
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,681
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	34,002
		Series - 2007 C33 (Class AM)
3,746,531		Wells Fargo Commercial Mortgage Trust	1.392	07/15/48	3,700
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	9,859
		Series - 2016 C35 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,617
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	14,783
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	8,252
		Series - 2016 NXS6 (Class ASB)
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,250,000		Wells Fargo Commercial Mortgage Trust	3.185%	03/15/59	$7,329
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,106
		Series - 2016 C33 (Class AS)
1,250,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,240
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,105
		Series - 2010 C1 (Class B)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	60,268
		Series - 2011 C4 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			1,338,502

		TOTAL STRUCTURED ASSETS			2,046,281
		(Cost $2,072,700)

		TOTAL BONDS			13,002,169
		(Cost $13,054,711)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			3,558
1,527,061	*	Federal National Mortgage Association (FNMA)			12,216
		TOTAL BANKS			15,774
		TOTAL PREFERRED STOCKS			15,774
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 10.1%

GOVERNMENT AGENCY DEBT - 0.7%
$8,227,000		Federal Agricultural Mortgage (FAMC)	0.350	01/03/17	8,227
25,000,000		Federal Home Loan Bank (FHLB)	0.420	01/13/17	24,997
15,600,000		FHLB	0.480	01/25/17	15,597
50,000,000		FHLB	0.511	03/07/17	49,954
		TOTAL GOVERNMENT AGENCY DEBT			98,775

TREASURY DEBT - 9.4%
90,081,000		United States Treasury Bill	0.296-0.336	01/05/17	90,079
130,575,000		United States Treasury Bill	0.321-0.430	01/12/17	130,562
147,000,000		United States Treasury Bill	0.421-0.468	01/19/17	146,973
28,700,000		United States Treasury Bill	0.315	01/26/17	28,692
123,930,000		United States Treasury Bill	0.282-0.420	02/02/17	123,886
148,200,000		United States Treasury Bill	0.305-0.410	02/09/17	148,132
106,760,000		United States Treasury Bill	0.440-0.478	02/16/17	106,703
50,000,000		United States Treasury Bill	0.345	02/23/17	49,967
73,000,000		United States Treasury Bill	0.353-0.501	03/02/17	72,943
64,800,000		United States Treasury Bill	0.457-0.503	03/09/17	64,744
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$50,000,000	United States Treasury Bill	0.386%	03/16/17	$49,950
73,900,000	United States Treasury Bill	0.392	03/23/17	73,819
100,000,000	United States Treasury Bill	0.391-0.516	03/30/17	99,881
58,500,000	United States Treasury Bill	0.463-0.526	04/20/17	58,406
22,470,000	United States Treasury Bill	0.501	04/27/17	22,431
	TOTAL TREASURY DEBT			1,267,168

	TOTAL SHORT-TERM INVESTMENTS			1,365,943
	(Cost $1,366,006)

	TOTAL INVESTMENTS - 107.1%			14,465,185
	(Cost $14,551,000)
	OTHER ASSETS & LIABILITIES, NET - (7.1)%			(966,121)
	NET ASSETS - 100.0%			$13,499,064

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krone
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $1,833,130,000 or 13.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
p	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open forward foreign currency contracts.
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
335

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.1%

AGENCY SECURITIES - 0.8%
		Montefiore Medical Center
$17,635,000		2.895%, 04/20/32	$16,134
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,566
3,000,000		3.250%, 06/15/25	3,095
		Reliance Industries Ltd
6,250,000		2.444%, 01/15/26	6,255
		Tunisia Government AID Bonds
4,375,000		1.416%, 08/05/21	4,225
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,482
15,000,000		1.471%, 09/29/21	14,630
		TOTAL AGENCY SECURITIES	51,387

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
13,611,493		3.650%, 02/15/32	14,201
		TOTAL MORTGAGE BACKED	14,201

U.S. TREASURY SECURITIES - 98.1%
	k	United States Treasury Inflation Indexed Bonds
2,695		0.125%, 04/15/17	3
77,790,876		2.625%, 07/15/17	79,651
150,052,991		1.625%, 01/15/18	153,971
411,056,808		0.125%, 04/15/18	414,786
151,999,464		1.375%, 07/15/18	157,724
149,175,125		2.125%, 01/15/19	157,612
333,200,340		0.125%, 04/15/19	337,345
139,245,840		1.875%, 07/15/19	148,259
172,476,540		1.375%, 01/15/20	181,385
450,550,935		0.125%, 04/15/20	455,203
245,648,043		1.250%, 07/15/20	259,420
332,535,691		1.125%, 01/15/21	348,825
298,824,840		0.125%, 04/15/21	300,513
349,413,984		0.625%, 07/15/21	360,530
348,136,861		0.125%, 01/15/22	348,694
406,783,440		0.125%, 07/15/22	407,771
281,699,490		0.125%, 01/15/23	279,587
86,210,440		0.375%, 07/15/23	86,972
78,991,188		0.625%, 01/15/24	80,369
96,710,000		0.125%, 07/15/24	94,994
74,499,420		0.250%, 01/15/25	73,258
259,368,111		2.375%, 01/15/25	297,768
78,485,330		0.375%, 07/15/25	78,047
110,884,610		0.625%, 01/15/26	111,841
336

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
$217,176,668	2.000%, 01/15/26	$244,627
101,850,420	0.125%, 07/15/26	98,474
163,252,044	2.375%, 01/15/27	191,211
193,147,794	1.750%, 01/15/28	215,618
119,596,562	3.625%, 04/15/28	157,235
177,771,715	2.500%, 01/15/29	214,382
145,698,963	3.875%, 04/15/29	199,165
	United States Treasury Note
30,000,000	1.250%, 12/31/18	30,024
18,000,000	1.125%, 06/30/21	17,405
	TOTAL U.S. TREASURY SECURITIES	6,582,669

	TOTAL GOVERNMENT BONDS
	(Cost $6,384,870)	6,648,257

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
	Federal Home Loan Bank (FHLB)
1,100,000	0.300%, 01/03/17	1,100
12,200,000	0.440%, 01/23/17	12,198
		13,298

	TOTAL SHORT-TERM INVESTMENTS	13,298
	(Cost $13,297)
	TOTAL INVESTMENTS - 99.4%	6,661,555
	(Cost $6,398,167)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	43,341
	NET ASSETS - 100.0%	$6,704,896

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
337

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.5%

CAPITAL GOODS - 0.0%
$2,601,923	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$2,638
		TOTAL CAPITAL GOODS			2,638

ENERGY - 0.1%
781,801	i	Granite Acquisition, Inc	5.000	12/17/21	782
17,412,835	i	Granite Acquisition, Inc	5.000	12/19/21	17,427
		TOTAL ENERGY			18,209

MEDIA - 0.1%
6,258,375		Charter Communications Operating LLC	2.755	01/14/22	6,286
3,159,125	i	Charter Communications Operating LLC	3.005	01/15/24	3,175
		TOTAL MEDIA			9,461

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
10,000,000	i	MTS Systems Corp	5.000	07/05/23	10,131
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,131

UTILITIES - 0.2%
8,963,424	i	ExGen Renewables I LLC	5.250	02/06/21	9,020
14,831,797	i	Terra-Gen Finance Co LLC	5.250	12/09/21	13,275
		TOTAL UTILITIES			22,295

		TOTAL BANK LOAN OBLIGATIONS			62,734
		(Cost $63,627)

BONDS - 38.1%

CORPORATE BONDS - 10.6%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,916
6,675,000	g	BMW US Capital LLC	2.250	09/15/23	6,390
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,665
5,700,000		Ford Motor Co	4.346	12/08/26	5,752
4,675,000		Magna International, Inc	3.625	06/15/24	4,699
		TOTAL AUTOMOBILES & COMPONENTS			26,422

BANKS - 2.2%
40,272,000		Bank of America Corp	1.950	05/12/18	40,323
11,175,000		Bank of America Corp	2.151	11/09/20	11,022
6,275,000		Bank of Montreal	2.100	12/12/19	6,271
18,500,000		Bank of Nova Scotia	2.125	09/11/19	18,585
12,000,000		Bank of Nova Scotia	1.875	04/26/21	11,707

338

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,000,000	e,g	Bank of Nova Scotia	1.875%	09/20/21	$11,664
1,350,000		Citizens Financial Group, Inc	2.375	07/28/21	1,323
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,219
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,777
4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,845
9,400,000		Discover Bank	3.450	07/27/26	9,063
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,944
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,272
20,000,000	g	ING Bank NV	2.000	11/26/18	19,988
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	10,616
10,000,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	9,531
6,300,000		KeyBank NA	2.350	03/08/19	6,334
4,644,000	i	Manufacturers & Traders Trust Co	1.971	12/28/20	4,615
9,076,000	i	Manufacturers & Traders Trust Co	1.571	12/01/21	8,906
1,605,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,562
18,775,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	18,054
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,340
8,245,000		PNC Bank NA	2.950	01/30/23	8,118
8,450,000		Royal Bank of Canada	1.875	02/05/20	8,401
12,000,000		Royal Bank of Canada	2.100	10/14/20	11,939
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,441
12,500,000		SVB Financial Group	3.500	01/29/25	12,029
5,000,000		Toronto-Dominion Bank	1.800	07/13/21	4,837
		TOTAL BANKS			298,726

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,199
1,975,000		Anixter, Inc	5.125	10/01/21	2,054
4,575,000		Anixter, Inc	5.500	03/01/23	4,747
6,250,000		CNH Industrial Capital LLC	3.875	10/15/21	6,148
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,860
3,250,000		Johnson Controls International plc	5.000	03/30/20	3,495
10,875,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	10,518
5,155,000		Pall Corp	5.000	06/15/20	5,609
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,739
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,957
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,374
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,318
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,263
2,975,000		Roper Technologies, Inc	2.800	12/15/21	2,971
2,475,000		Roper Technologies, Inc	3.800	12/15/26	2,490
		TOTAL CAPITAL GOODS			74,742

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000		Air Lease Corp	2.125	01/15/18	5,309
9,075,000		Air Lease Corp	3.875	04/01/21	9,324
6,525,000		Air Lease Corp	4.250	09/15/24	6,620
2,730,000		Waste Management, Inc	4.600	03/01/21	2,942
3,475,000		Waste Management, Inc	3.900	03/01/35	3,449
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,644

CONSUMER DURABLES & APPAREL - 0.0%
3,990,000		Whirlpool Corp	1.650	11/01/17	3,996
		TOTAL CONSUMER DURABLES & APPAREL			3,996
339

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
CONSUMER SERVICES - 0.5%
$4,000,000		American National Red Cross	5.567%	11/15/17	$4,124
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	9,726
1,250,000		McDonald’s Corp	5.000	02/01/19	1,327
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	17,291
7,550,000		Nature Conservancy	6.300	07/01/19	8,191
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	17,099
5,145,000		Salvation Army	5.637	09/01/26	5,567
3,450,000		Trustees of Dartmouth College	3.474	06/01/46	3,233
		TOTAL CONSUMER SERVICES			66,558

DIVERSIFIED FINANCIALS - 0.7%
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,885
2,169,000		Discover Financial Services	3.850	11/21/22	2,200
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,193
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	10,045
11,700,000		Ford Motor Credit Co LLC	3.200	01/15/21	11,708
2,300,000	e	Legg Mason, Inc	3.950	07/15/24	2,306
37,250,000		Morgan Stanley	2.200	12/07/18	37,379
3,314,000		Northern Trust Corp	3.375	08/23/21	3,443
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,928
4,525,000		Unilever Capital Corp	2.000	07/28/26	4,125
		TOTAL DIVERSIFIED FINANCIALS			93,212

ENERGY - 0.9%
4,175,000		Apache Corp	3.250	04/15/22	4,236
20,070,000		ConocoPhillips Co	1.050	12/15/17	19,966
8,450,000		EOG Resources, Inc	3.900	04/01/35	7,990
6,225,000		EOG Resources, Inc	5.100	01/15/36	6,761
1,000,000	e	Marathon Oil Corp	2.700	06/01/20	1,001
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	6,593
3,025,000	e	National Oilwell Varco, Inc	1.350	12/01/17	3,013
17,292,000		National Oilwell Varco, Inc	3.950	12/01/42	13,251
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,807
3,290,000		Noble Energy, Inc	5.050	11/15/44	3,294
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,008
9,000,000		Phillips 66	4.650	11/15/34	9,354
5,300,000		Southwestern Energy Co	5.800	01/23/20	5,459
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,356
9,500,000		Statoil ASA	3.150	01/23/22	9,684
4,500,000	e	Statoil ASA	2.650	01/15/24	4,412
5,932,000		Statoil ASA	3.950	05/15/43	5,647
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,249
		TOTAL ENERGY			116,081

FOOD & STAPLES RETAILING - 0.1%
9,800,000		Starbucks Corp	2.450	06/15/26	9,338
		TOTAL FOOD & STAPLES RETAILING			9,338

FOOD, BEVERAGE & TOBACCO - 0.0%
5,100,000		PepsiCo, Inc	1.500	02/22/19	5,081
		TOTAL FOOD, BEVERAGE & TOBACCO			5,081
340

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
$3,250,000	e	Laboratory Corp of America Holdings	2.625%	02/01/20	$3,245
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,066
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,382
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			17,693

INSURANCE - 0.3%
3,100,000		Progressive Corp	3.750	08/23/21	3,279
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	14,822
7,450,000	e,i	Prudential Financial, Inc	5.375	05/15/45	7,618
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,393
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,467
		TOTAL INSURANCE			44,579

MATERIALS - 0.4%
1,225,000		3M Co	1.375	08/07/18	1,224
2,275,000		Ball Corp	5.000	03/15/22	2,383
8,930,000		Ball Corp	4.000	11/15/23	8,751
5,750,000		Domtar Corp	4.400	04/01/22	5,910
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,487
7,500,000		International Paper Co	5.000	09/15/35	7,913
5,000,000		International Paper Co	6.000	11/15/41	5,606
4,600,000	e	International Paper Co	4.800	06/15/44	4,560
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,640
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,581
		TOTAL MATERIALS			47,055

MEDIA - 0.2%
3,125,000		Charter Communications Operating LLC	3.579	07/23/20	3,186
14,850,000		Charter Communications Operating LLC	4.464	07/23/22	15,503
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	4,972
		TOTAL MEDIA			23,661

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000	e	Biogen, Inc	2.900	09/15/20	2,581
7,000,000		Biogen, Inc	3.625	09/15/22	7,177
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	4,463
3,300,000		Zoetis, Inc	3.450	11/13/20	3,384
10,000,000		Zoetis, Inc	3.250	02/01/23	9,968
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,573

REAL ESTATE - 0.5%
6,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,417
10,000,000		Equity One, Inc	3.750	11/15/22	10,203
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,411
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,734
7,000,000		Kimco Realty Corp	6.875	10/01/19	7,838
8,750,000		Kimco Realty Corp	2.700	03/01/24	8,362
4,825,000		Mid-America Apartments LP	4.000	11/15/25	4,884
15,854,000		Regency Centers LP	3.750	06/15/24	16,012
2,400,000		Ventas Realty LP	3.250	08/15/22	2,420
		TOTAL REAL ESTATE			63,281
341

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$18,110,000		Apple, Inc	2.850%	02/23/23	$18,204
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,204

TELECOMMUNICATION SERVICES - 0.1%
3,400,000		CenturyLink, Inc	6.750	12/01/23	3,477
11,750,000	e	Verizon Communications, Inc	2.625	08/15/26	10,800
		TOTAL TELECOMMUNICATION SERVICES			14,277

TRANSPORTATION - 0.8%
6,775,000		CSX Corp	4.250	11/01/66	6,168
2,337,378		Delta Air Lines	4.250	07/30/23	2,378
5,677,796		Delta Air Lines	3.625	07/30/27	5,862
7,250,000	e	GATX Corp	5.200	03/15/44	7,161
4,000,000	e	Kansas City Southern	3.000	05/15/23	3,891
7,000,000		Kansas City Southern	4.300	05/15/43	6,445
15,925,000		Kansas City Southern	4.950	08/15/45	16,129
5,275,000	e,g	Mexico City Airport Trust	4.250	10/31/26	5,169
10,325,000	g	Mexico City Airport Trust	5.500	10/31/46	9,292
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,845
475,000		Norfolk Southern Corp	5.590	05/17/25	543
13,750,000		Southwest Airlines Co	3.000	11/15/26	12,940
8,597,869		Spirit Airlines, Inc	4.100	04/01/28	8,772
4,050,000		Union Pacific Corp	3.375	02/01/35	3,824
5,196,109		Union Pacific Railroad Co	3.227	05/14/26	5,126
9,656,634		Union Pacific Railroad Co	2.695	05/12/27	9,281
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,921
		TOTAL TRANSPORTATION			111,747

UTILITIES - 2.5%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,273
7,550,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	7,327
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,287
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,339
8,501,794	g	Continental Wind LLC	6.000	02/28/33	8,879
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	22,415
6,150,000	g	Fortis, Inc	2.100	10/04/21	5,938
10,750,000	g	Fortis, Inc	3.055	10/04/26	10,039
11,250,000	e	Georgia Power Co	3.250	04/01/26	11,290
432,341	g	Great River Energy	5.829	07/01/17	439
3,800,000	g	Greenko Investment Co	4.875	08/16/23	3,578
2,745,000	g	International Transmission Co	4.625	08/15/43	2,915
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,584
14,500,000	g	Massachusetts Electric Co	4.004	08/15/46	13,892
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,060
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,889
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,394
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,699
10,000,000		NorthWestern Corp	4.176	11/15/44	9,985
630,000		Public Service Co of Colorado	4.750	08/15/41	694
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,653
342

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,508,952		San Diego Gas & Electric Co	1.914%	02/01/22	$10,375
3,700,000		Sempra Energy	1.625	10/07/19	3,651
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,076
26,862,152	g	Solar Star Funding LLC	3.950	06/30/35	24,503
7,944,677	g	Solar Star Funding LLC	5.375	06/30/35	8,204
2,000,000		Southern California Edison Co	2.400	02/01/22	1,992
9,675,000		Southern Power Co	1.850	12/01/17	9,700
6,600,000		Southern Power Co	1.950	12/15/19	6,534
8,300,000	e	Southern Power Co	2.500	12/15/21	8,120
25,000,000		Southern Power Co	4.150	12/01/25	25,874
16,000,000	g,i	TerraForm Power Operating LLC (Step Bond)	6.375	02/01/23	16,200
19,588,697	g	Topaz Solar Farms LLC	4.875	09/30/39	19,257
13,495,078	g	Topaz Solar Farms LLC	5.750	09/30/39	14,054
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,389
16,975,000		Westar Energy, Inc	2.550	07/01/26	15,942
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,438
		TOTAL UTILITIES			340,878

		TOTAL CORPORATE BONDS			1,430,748
		(Cost $1,438,962)

GOVERNMENT BONDS - 24.0%

AGENCY SECURITIES - 4.0%
7,615,776		Ethiopian Leasing 2012 LLC	2.566	08/14/26	7,599
3,645,248		Export Lease Ten Co LLC	1.650	05/07/25	3,535
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,697
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,005
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,410
7,000,000		FNMA	1.625	01/21/20	7,017
15,500,000		FNMA	2.625	09/06/24	15,661
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,405
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,054
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,543
7,085,000	g	Hospital for Special Surgery	3.500	01/01/23	7,254
7,875,000	i	India Government AID Bond	0.986	02/01/27	7,556
5,175,000		Lutheran Medical Center	1.982	02/20/30	4,927
7,687,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	7,626
3,475,000	g	Montefiore Medical Center	3.896	05/20/27	3,448
20,900,000		NCUA Guaranteed Notes	3.000	06/12/19	21,611
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,456
17,440,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	16,807
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,255
775,000	j	OPIC	0.000	11/11/17	779
6,650,000	j	OPIC	0.000	11/13/17	6,624
10,750,000	j	OPIC	0.000	11/17/17	11,181
16,000,000	j	OPIC	0.000	02/11/18	16,526
5,700,000	j	OPIC	0.000	11/15/19	5,956
4,269,757		OPIC	2.290	09/15/26	4,155
2,305,164		OPIC	2.040	12/15/26	2,231
9,750,000		OPIC	2.740	09/15/29	9,387
12,000,000		OPIC	3.220	09/15/29	11,957
13,500,000		OPIC	3.280	09/15/29	13,509
2,421,331		OPIC	2.610	04/15/30	2,302

343

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,104,000		OPIC	2.930%	05/15/30	$4,031
6,782,400		OPIC	3.040	05/15/30	6,710
7,941,222		OPIC	3.540	06/15/30	8,135
20,477,610		OPIC	3.370	12/15/30	20,743
22,016,165		OPIC	3.820	12/20/32	22,870
14,203,977		OPIC	3.938	12/20/32	14,794
12,096,868		OPIC	3.160	06/01/33	11,800
11,612,994		OPIC	3.430	06/01/33	11,634
1,250,000		OPIC	2.810	07/31/33	1,191
2,000,000		OPIC	2.940	07/31/33	1,927
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,316
5,854,000		PEFCO	1.450	08/15/19	5,832
13,150,000		PEFCO	2.250	03/15/20	13,349
8,000,000		PEFCO	2.300	09/15/20	8,152
17,500,000		PEFCO	4.300	12/15/21	19,241
4,250,000		PEFCO	2.050	11/15/22	4,184
4,000,000		PEFCO	3.550	01/15/24	4,256
8,000,000		PEFCO	3.250	06/15/25	8,253
2,427,769		Tayarra Ltd	3.628	02/15/22	2,529
2,333,202		Tricahue Leasing LLC	3.503	11/19/21	2,420
7,590,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,762
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	4,949
8,000,000		HUD	4.560	08/01/17	8,166
10,750,000		HUD	1.770	08/01/18	10,826
4,799,000		HUD	5.380	08/01/18	4,808
750,000		HUD	2.050	08/01/19	758
9,500,000		HUD	4.870	08/01/19	10,260
13,967,000		HUD	4.960	08/01/20	15,092
13,500,000		HUD	5.050	08/01/21	14,120
3,217,000		HUD	2.910	08/01/23	3,273
2,083,333		VRG Linhas Aereas S.A.	0.983	03/13/18	2,074
6,160,000		Montefiore Medical Center	2.152	10/20/26	5,626
9,795,000		Montefiore Medical Center	2.895	04/20/32	8,962
5,075,000		Tunisia Government AID Bonds	1.416	08/05/21	4,900
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,221
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	19,019
		TOTAL AGENCY SECURITIES			536,656

FOREIGN GOVERNMENT BONDS - 5.3%
24,350,000		African Development Bank	1.375	12/17/18	24,293
13,550,000	e	African Development Bank	2.375	09/23/21	13,651
17,500,000		Asian Development Bank	2.125	03/19/25	16,869
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,003
9,000,000		Canada Government International Bond	1.125	03/19/18	8,988
6,667,160	g	Carpintero Finance Ltd	2.004	09/18/24	6,577
6,500,000		Council Of Europe Development Bank	1.000	02/04/19	6,420
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,012
19,500,000		European Bank for Reconstruction & Development	0.875	07/22/19	19,121
2,000,000		European Investment Bank	2.000	03/15/21	1,990
36,350,000		European Investment Bank	2.125	04/13/26	34,615
2,000,000		European Investment Bank	4.875	02/15/36	2,485
16,275,000		Export Development Canada	1.250	12/10/18	16,290
9,000,000	e	Export Development Canada	1.625	12/03/19	8,987

344

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,000,000		Export Development Canada	1.375%	10/21/21	$11,575
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,176
15,000,000	g	Finnvera Oyj	2.375	06/04/25	14,360
6,082,000		Hydro Quebec	8.400	01/15/22	7,596
45,000,000		Inter-American Development Bank	1.185	07/09/18	44,511
19,075,000		International Finance Corp	1.250	11/27/18	19,031
46,500,000		International Finance Corp	1.546	11/04/21	44,557
40,500,000		International Finance Corp	2.125	04/07/26	38,780
2,850,000		Italy Government International Bond	5.375	06/12/17	2,895
5,000,000		Japan Bank for International Cooperation	1.875	04/20/21	4,880
9,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	8,795
5,000,000		KFW	1.000	01/26/18	4,987
23,000,000		KFW	1.750	10/15/19	23,024
11,500,000		KFW	1.500	04/20/20	11,365
38,200,000		KFW	1.875	11/30/20	38,020
10,000,000		KFW	2.625	01/25/22	10,176
8,850,000	g	Kommunalbanken AS.	1.375	10/26/20	8,634
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	11,861
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,263
16,750,000		Kreditanstalt Fuer Wiederaufbau	2.000	11/30/21	16,592
8,850,000	g	Nacional Financiera SNC	3.375	11/05/20	8,861
25,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	23,978
10,000,000		North American Development Bank	2.300	10/10/18	10,115
2,000,000		North American Development Bank	4.375	02/11/20	2,127
27,575,000		North American Development Bank	2.400	10/26/22	26,738
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,253
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,721
12,700,000		Province of Manitoba Canada	3.050	05/14/24	12,925
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,173
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,477
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,385
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,532
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,995
		TOTAL FOREIGN GOVERNMENT BONDS			707,659

MORTGAGE BACKED - 8.3%
9,698,732		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/41	9,859
6,226,534		FHLMC	3.500	09/15/41	6,355
2,507,744		FHLMC	3.000	12/15/41	2,550
11,908,522		FHLMC	3.000	09/15/42	11,841
20,721,089		FHLMC	3.500	07/15/46	4,297
22,361		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	23
42,507		FGLMC	7.000	10/01/20	45
4,944		FGLMC	7.000	05/01/23	5
7,131,766		FGLMC	3.500	03/01/27	7,447
18,637		FGLMC	8.000	01/01/31	21
385,786		FGLMC	4.500	07/01/33	416
703,372		FGLMC	5.500	09/01/33	797
502,553		FGLMC	5.500	09/01/33	557
1,006,784		FGLMC	5.500	12/01/33	1,132
2,608,636		FGLMC	7.000	12/01/33	3,071
937,092		FGLMC	7.000	05/01/35	1,108
109,693		FGLMC	5.000	02/01/36	120
1,987		FGLMC	6.500	05/01/36	2

345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$579,953		FGLMC	5.000%	07/01/39	$632
2,852,990	w	FGLMC	4.500	11/01/40	3,116
3,170,280	w	FGLMC	4.500	12/01/40	3,450
877,716		FGLMC	4.500	10/01/44	960
988,628		FGLMC	4.500	11/01/44	1,081
1,179,039		FGLMC	4.500	11/01/44	1,289
801,013		FGLMC	4.500	12/01/44	876
442,759		FGLMC	4.500	12/01/44	479
3,449,526		FGLMC	3.500	04/01/45	3,547
39,808,823		FGLMC	3.500	10/01/45	40,892
19,109,619		FGLMC	4.000	12/01/45	20,199
4,399,410		FGLMC	3.500	03/01/46	4,519
2,847,868		FGLMC	4.000	05/01/46	3,012
41,579,783	h	FGLMC	3.500	08/01/46	42,724
2,671		Federal National Mortgage Association (FNMA)	8.000	03/01/23	3
23,682		FNMA	8.000	07/01/24	27
8,890,687		FNMA	2.500	07/01/31	8,911
363,149		FNMA	2.500	07/01/31	364
2,144,370		FNMA	2.500	08/01/31	2,149
300,785		FNMA	2.500	10/01/31	302
1,017,431		FNMA	2.500	10/01/31	1,020
176,477		FNMA	2.500	11/01/31	177
848,147		FNMA	2.500	11/01/31	850
743,499		FNMA	2.500	11/01/31	745
530,379		FNMA	2.500	11/01/31	532
405,307		FNMA	2.500	11/01/31	406
480,873		FNMA	2.500	12/01/31	482
1,355,065		FNMA	2.500	12/01/31	1,358
288,848		FNMA	2.500	12/01/31	290
384,751		FNMA	2.500	12/01/31	386
1,042,807		FNMA	2.500	12/01/31	1,045
9,000,000	h	FNMA	2.500	01/25/32	9,010
17,000,000	h	FNMA	3.000	01/25/32	17,439
19,000,000	h	FNMA	2.500	02/25/32	19,000
22,000,000	h	FNMA	3.000	02/25/32	22,557
10,000,000	h	FNMA	3.500	02/25/32	10,401
339,696		FNMA	6.500	07/01/32	396
2,727,780		FNMA	5.000	06/01/33	2,987
6,095,607		FNMA	5.000	10/01/33	6,674
324,652		FNMA	5.000	11/01/33	357
80,869		FNMA	7.000	01/01/34	86
936,527		FNMA	5.000	03/01/34	1,028
1,608,412		FNMA	5.500	03/01/34	1,804
5,020,788		FNMA	5.000	05/01/35	5,489
3,198,864		FNMA	5.000	10/01/35	3,492
2,468,987		FNMA	5.000	02/01/36	2,696
1,240,956		FNMA	5.500	08/01/37	1,390
601,604		FNMA	6.000	09/01/37	699
685,638		FNMA	6.000	09/01/37	797
171,601		FNMA	6.500	09/01/37	194
728,829		FNMA	5.500	01/01/38	818
17,926		FNMA	6.500	02/01/38	20

346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,323,760		FNMA	5.500%	04/01/38	$2,595
3,220,321		FNMA	5.500	11/01/38	3,733
4,375,153		FNMA	5.500	12/01/38	4,968
34,068		FNMA	4.500	04/01/39	38
870,261		FNMA	4.500	05/01/39	944
354,176		FNMA	4.000	07/01/39	376
1,451,668		FNMA	5.500	08/01/39	1,635
554,976		FNMA	4.500	10/01/39	597
50,892		FNMA	4.500	02/01/40	56
619,115		FNMA	4.500	06/01/40	667
515,718		FNMA	5.000	08/01/40	563
2,525,036		FNMA	5.000	09/01/40	2,760
1,353,607		FNMA	4.500	11/01/40	1,458
144,817		FNMA	4.500	11/01/40	159
237,890		FNMA	4.500	01/01/41	263
6,524,464		FNMA	4.500	01/01/41	7,069
204,554		FNMA	4.500	02/01/41	226
4,048,060		FNMA	5.000	05/01/41	4,425
255,994		FNMA	4.500	06/01/41	281
235,141		FNMA	4.500	06/01/41	260
787,675		FNMA	5.000	06/01/41	862
2,286,360		FNMA	5.000	07/01/41	2,500
1,720,399		FNMA	4.500	09/01/41	1,864
2,329,210		FNMA	4.500	11/01/41	2,515
421,685		FNMA	4.500	12/01/41	464
12,497,870		FNMA	5.500	12/01/41	14,386
259,286		FNMA	4.500	01/01/42	285
768,871		FNMA	4.500	01/01/42	833
6,877,266		FNMA	4.500	02/01/42	7,428
9,709,137		FNMA	3.000	03/25/42	9,863
2,243,045		FNMA	4.500	04/01/42	2,417
265,543		FNMA	4.500	04/01/42	292
293,796		FNMA	4.500	06/01/42	323
9,376,803		FNMA	4.500	06/01/42	10,105
4,794,815		FNMA	3.000	06/25/42	4,868
238,490		FNMA	4.500	07/01/42	264
179,834		FNMA	3.000	10/01/42	180
10,094,110		FNMA	3.000	10/01/42	10,084
5,868,434		FNMA	3.500	11/25/42	1,121
7,506,266	w	FNMA	3.000	01/01/43	7,499
9,461,260	w	FNMA	3.000	02/01/43	9,452
5,535,954		FNMA	3.000	02/25/43	5,654
10,784		FNMA	3.000	04/01/43	11
5,482,138		FNMA	3.000	08/25/43	5,598
4,911,250		FNMA	4.000	04/01/44	5,209
2,202,961		FNMA	4.000	06/01/44	2,336
3,090,130		FNMA	4.000	06/01/44	3,284
11,703,886		FNMA	4.500	06/01/44	12,863
1,224,877		FNMA	4.500	06/01/44	1,338
864,876		FNMA	4.000	07/01/44	919
2,328,155		FNMA	4.000	07/01/44	2,475
1,121,323		FNMA	4.000	08/01/44	1,192
7,460,445		FNMA	4.000	08/01/44	7,930
2,539,767		FNMA	4.000	08/01/44	2,698
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,019,808		FNMA	4.000%	08/01/44	$4,273
2,740,479		FNMA	4.500	08/01/44	3,012
689,926		FNMA	4.000	09/01/44	733
769,877		FNMA	4.000	09/01/44	818
3,916,139		FNMA	4.000	10/01/44	4,162
6,402,333		FNMA	4.500	10/01/44	7,044
12,465,473		FNMA	4.500	11/01/44	13,716
5,131,507		FNMA	4.000	12/01/44	5,454
2,438,200		FNMA	4.000	12/01/44	2,568
2,808,082		FNMA	4.500	12/01/44	3,090
3,910,005		FNMA	4.000	01/01/45	4,156
318,877		FNMA	3.500	03/01/45	328
519,895		FNMA	3.500	03/01/45	535
770,901		FNMA	4.500	03/01/45	848
756,373		FNMA	4.500	04/01/45	832
6,274,874		FNMA	3.500	05/01/45	6,466
857,557		FNMA	4.000	05/01/45	912
1,893,609		FNMA	4.000	06/01/45	2,013
8,545,851		FNMA	4.000	07/01/45	9,038
5,237,942		FNMA	4.000	08/01/45	5,513
838,461		FNMA	4.000	08/01/45	891
3,738,100		FNMA	4.000	11/01/45	3,974
4,689,047		FNMA	4.000	12/01/45	4,951
960,831		FNMA	4.000	12/01/45	1,021
9,871,077		FNMA	3.500	01/01/46	10,148
12,473,270		FNMA	4.000	01/01/46	13,197
8,729,580		FNMA	3.500	02/01/46	8,972
1,885,892		FNMA	4.000	02/01/46	1,996
11,885,446		FNMA	3.500	06/01/46	12,222
6,875,258		FNMA	3.500	08/01/46	7,049
6,919,082		FNMA	3.500	10/01/46	7,094
2,196,778		FNMA	3.500	10/25/46	628
1,855,218		FNMA	3.500	11/01/46	1,902
40,000,000	h	FNMA	3.000	01/25/47	39,708
27,000,000	h	FNMA	3.500	01/25/47	27,656
55,000,000	h	FNMA	4.000	01/25/47	57,794
8,000,000	h	FNMA	4.500	01/25/47	8,602
45,000,000	h	FNMA	3.000	02/25/47	44,603
21,000,000	h	FNMA	3.500	02/25/47	21,478
5,000,000	h	FNMA	4.000	02/25/47	5,247
7,000,000	h	FNMA	4.500	02/25/47	7,518
6,000,000	h	FNMA	5.000	02/25/47	6,531
20,000,000	h	FNMA	3.500	03/25/47	20,414
16,000,000	h	FNMA	4.000	03/25/47	16,758
13,522,371		FNMA	3.500	07/01/55	13,864
284		Government National Mortgage Association (GNMA)	9.000	12/15/17	0	^
5,269		GNMA	8.000	06/15/22	5
17,645		GNMA	6.500	08/15/23	20
6,728		GNMA	6.500	08/15/23	8
6,167,443		GNMA	2.580	08/15/25	6,157
83,214		GNMA	6.500	05/20/31	97
8,480,176		GNMA	2.640	01/15/33	8,371
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,886,817		GNMA	2.690%	06/15/33	$11,667
180,469		GNMA	5.500	07/15/33	204
9,516,595		GNMA	3.700	10/15/33	9,973
96,496		GNMA	6.000	10/20/36	111
107,887		GNMA	6.000	01/20/37	125
334,911		GNMA	5.500	02/15/37	378
582,552		GNMA	6.000	02/20/37	656
260,946		GNMA	5.000	04/15/38	288
177,536		GNMA	6.000	08/20/38	201
397,565		GNMA	6.500	11/20/38	454
26,176		GNMA	4.500	02/20/39	29
4,305,694		GNMA	4.500	09/20/39	4,681
8,582,111		GNMA	3.700	08/15/40	8,977
36,512		GNMA	4.500	08/20/41	39
127,990		GNMA	4.500	09/20/41	139
15,827,152		GNMA	3.500	10/20/42	3,146
27,266		GNMA	4.500	01/20/44	29
33,726		GNMA	4.500	02/20/44	37
411,288		GNMA	4.500	05/20/44	450
55,715		GNMA	4.500	05/20/44	61
407,079		GNMA	4.500	08/20/44	441
411,643		GNMA	4.500	09/20/44	443
146,868		GNMA	4.500	10/20/44	160
132,115		GNMA	4.500	11/20/44	142
277,717		GNMA	4.500	12/20/44	304
411,528		GNMA	4.500	02/20/45	450
442,031		GNMA	4.500	08/20/45	484
524,774		GNMA	4.500	08/20/45	575
454,046		GNMA	4.500	12/20/45	498
15,440,210		GNMA	3.500	11/20/46	3,169
6,000,000	h	GNMA	3.500	12/20/46	6,241
17,000,000	h	GNMA	3.000	01/20/47	17,201
47,000,000	h	GNMA	3.000	02/20/47	47,476
76,000,000	h	GNMA	3.500	02/20/47	78,830
11,000,000	h	GNMA	4.000	02/20/47	11,659
		TOTAL MORTGAGE BACKED			1,119,093

MUNICIPAL BONDS - 4.5%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,952
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,804
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,618
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,163
7,465,000		California Earthquake Authority	2.805	07/01/19	7,583
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,071
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,188
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,023
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,501
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,742
7,460,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	8,929
3,035,000		City & County of Honolulu HI	2.668	10/01/27	2,862
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,340
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933%	05/15/19	$8,888
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,770
6,500,000		City of Chicago IL	7.750	01/01/42	6,594
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,434
635,000		City of Eugene, OR	6.320	08/01/22	710
1,250,000		City of Florence SC	4.250	12/01/34	1,177
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,718
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,181
500,000		City of Jersey City NJ	2.079	09/01/18	501
925,000		City of Jersey City NJ	2.423	09/01/19	927
3,010,000		City of Norfolk VA	3.000	10/01/35	2,801
3,665,000		City of Norfolk VA	3.050	10/01/36	3,429
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,293
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,636
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,189
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	987
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,121
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,228
9,050,000		Commonwealth of Massachusetts	3.277	06/01/46	8,211
385,000		County of Mercer, NJ	5.380	02/01/17	386
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,444
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	15,176
2,980,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,110
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,073
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,030
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,064
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,215
4,135,000		Greene County OH	2.720	12/01/21	4,154
4,365,000		Greene County OH	3.120	12/01/23	4,371
4,615,000		Greene County OH	3.270	12/01/24	4,600
4,755,000		Greene County OH	3.420	12/01/25	4,726
1,500,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,628
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	983
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,152
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,009
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	553
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,511
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,538
1,125,000		Massachusetts Housing Finance Agency	4.782	12/01/20	1,161
2,575,000		Metropolitan Council	1.200	09/01/17	2,579
3,500,000		Metropolitan Council	1.750	09/01/20	3,484
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,442
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,011
500,000		Michigan Finance Authority	5.000	07/01/22	556
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,076
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,757
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,197
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,093
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,500,000		New Jersey Economic Development Authority	4.271%	06/15/20	$8,569
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,381
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	2,993
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,613
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,310
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,646
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,204
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,232
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,263
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,229
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,141
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	505
1,315,000		New York State Urban Development Corp	6.500	12/15/18	1,403
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,255
4,750,000		Northern California Power Agency	4.320	07/01/24	5,019
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,733
700,000		Oklahoma Water Resources Board	3.071	04/01/22	725
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,000
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,010
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,014
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,101
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,030
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,465
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	990
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,004
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,342
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,934
38,830,000		State of California	3.750	10/01/37	39,402
10,050,000		State of California	4.988	04/01/39	10,588
2,435,000		State of California Department of Water Resources	2.437	12/01/21	2,441
4,084,667		State of Illinois	4.350	06/01/18	4,147
10,500,000		State of Illinois	5.000	02/01/19	10,842
9,800,000		State of Illinois	5.000	02/01/20	10,149
8,000,000		State of Illinois	5.000	02/01/22	8,278
9,000,000		State of Illinois	5.520	04/01/38	8,382
16,225,000		State of Louisiana	1.260	08/01/18	16,202
1,500,000		State of Louisiana	1.769	08/01/20	1,483
4,505,000		State of Michigan	3.375	12/01/20	4,724
4,405,000		State of Michigan	3.590	12/01/26	4,563
2,500,000		State of Ohio	5.412	09/01/28	2,920
5,000,000		State of Texas	6.072	10/01/29	5,482
2,025,000		State of Texas	3.576	08/01/34	1,922
3,370,000		State of Texas	3.726	08/01/43	3,270
3,000		State of Wisconsin	5.700	05/01/26	3
9,480,000		Suffolk County Water Authority	3.500	06/01/39	9,151
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,162
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,547
2,280,000		Tampa Bay Water	2.612	10/01/25	2,231
3,225,000		Tampa Bay Water	2.782	10/01/26	3,147
3,000,000		Tampa Bay Water	2.952	10/01/27	2,892
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,255,000		Texas Water Development Board	4.248%	10/15/35	$1,229
4,170,000		Texas Water Development Board	4.648	04/15/50	4,095
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,982
3,035,000		University of California	3.809	05/15/28	3,148
11,400,000		University of California	4.009	05/15/30	11,918
1,000,000		University of Cincinnati	3.250	06/01/29	1,000
1,560,000		University of Cincinnati	3.650	06/01/34	1,576
1,615,000		University of Cincinnati	3.700	06/01/35	1,630
18,000,000		University of New Mexico	3.532	06/20/32	17,343
17,500,000		University of Virginia	3.570	04/01/45	17,549
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	4,828
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	2,869
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,593
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,146
695,000		Water Works Board of the City of Birmingham	1.509	01/01/19	689
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,427
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,669
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,010
600,000		West Virginia Water Development Authority	5.000	11/01/21	672
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,526
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,146
		TOTAL MUNICIPAL BONDS			602,734

U.S. TREASURY SECURITIES - 1.9%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,067
1,000,000		United States Treasury Bond	3.375	05/15/44	1,058
10,285,000		United States Treasury Bond	2.500	05/15/46	9,117
103,530,000		United States Treasury Bond	2.250	08/15/46	86,828
33,285,000		United States Treasury Note	1.375	05/31/21	32,594
8,000,000		United States Treasury Note	1.750	11/30/21	7,932
4,150,000		United States Treasury Note	2.000	07/31/22	4,130
4,500,000		United States Treasury Note	1.750	09/30/22	4,410
12,234,500		United States Treasury Note	1.625	11/15/22	11,893
13,130,000		United States Treasury Note	1.750	01/31/23	12,813
5,200,000		United States Treasury Note	1.500	03/31/23	4,991
1,500,000		United States Treasury Note	1.375	09/30/23	1,419
7,300,000		United States Treasury Note	1.625	10/31/23	7,014
62,685,000		United States Treasury Note	2.000	11/15/26	60,214
		TOTAL U.S. TREASURY SECURITIES			250,480

		TOTAL GOVERNMENT BONDS			3,216,622
		(Cost $3,220,468)

STRUCTURED ASSETS - 3.5%

ASSET BACKED - 1.5%
3,842,235	g	Alterna Funding I LLC	1.639	02/15/21	3,734
		Series - 2014 1A (Class NOTE)
104,287	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	104
		Series - 2005 HE7 (Class M2)
1,333,333	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,336
		Series - 2011 5A (Class C)
1,333,333	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,337
		Series - 2011 5A (Class B)
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$925,000	i	Basic Asset Backed Securities Trust	1.066%	04/25/36	$855
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	3,883
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.611	06/25/34	3,499
		Series - 2004 OPT1 (Class M1)
5,895,000	g	DB Master Finance LLC	3.262	02/20/45	5,903
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.685	11/10/46	1,891
		Series - 2011 LC1A (Class C)
7,566,000	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,717
		Series - 2012 1A (Class A2)
1,980,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,959
		Series - 2015 1A (Class A2I)
891,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	875
		Series - 2015 1A (Class A2II)
14,435,899	g	HERO Funding Trust	3.840	09/21/40	14,689
		Series - 2015 1A (Class A)
3,331,259	g	HERO Funding Trust	3.990	09/21/40	3,356
		Series - 2014 2A (Class A)
6,888,678	g	HERO Funding Trust	3.750	09/20/41	6,988
		Series - 2016 2A (Class A)
6,610,255	g	HERO Funding Trust	4.050	09/20/41	6,766
		Series - 2016 1A (Class A)
2,413,932	g	HERO Funding Trust	3.080	09/20/42	2,379
		Series - 2016 3A (Class A1)
1,625,000	g	HERO Residual Funding 2016 - R	4.500	09/21/42	1,609
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	514
		Series - 2010 1A (Class B3)
1,021,709	i	Lehman XS Trust	1.006	02/25/36	977
		Series - 2006 1 (Class 1A1)
342,300	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.536	01/25/36	341
		Series - 2005 WCH1 (Class M2)
98,002	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	101
		Series - 2003 RZ5 (Class A7) (Step Bond)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	328
		Series - 2006 HI1 (Class M1) (Step Bond)
187,052	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	195
		Series - 2006 HI1 (Class M2) (Step Bond)
958,606		Santander Drive Auto Receivables Trust	1.760	01/15/19	959
		Series - 2013 1 (Class C)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	802
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	806
		Series - 2015 5 (Class C)
841,378	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	843
		Series - 2012 2A (Class B)
664,792	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	661
		Series - 2013 1A (Class A)
1,075,466	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,070
		Series - 2015 3A (Class A)
760,943	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	765
		Series - 2015 3A (Class B)
6,059,440	g	SolarCity LMC	4.590	04/20/44	5,714
		Series - 2014 1 (Class A)
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$28,074,901	g	SolarCity LMC	4.020%	07/20/44	$26,452
		Series - 2014 2 (Class A)
7,938,145	g	SolarCity LMC	4.800	09/20/48	7,493
		Series - 2016 A (Class A)
4,706,399	g	SpringCastle America Funding LLC	3.050	04/25/29	4,730
		Series - 2016 AA (Class A)
4,425,563	i	Structured Asset Securities Corp Mortgage Loan Trust	2.117	04/25/35	4,170
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,499
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	22,425
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,574
		Series - 2015 B (Class A4)
405,042	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	411
		Series - 2006 N1 (Class N1)
379,526	g,i	Wachovia Loan Trust	1.116	05/25/35	373
		Series - 2005 SD1 (Class A)
3,950,000	g	Wendys Funding LLC	3.371	06/15/45	3,944
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			198,027

OTHER MORTGAGE BACKED - 2.0%
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,038
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,409
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	766
		Series - 2007 4 (Class AJ)
10,250,000	g	BBCMS Trust	3.593	09/15/32	10,420
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,155
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.920	09/11/42	2,608
		Series - 2007 T28 (Class AJ)
500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	503
		Series - 2007 PW17 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,609
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,969
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,798
		Series - 2007 C2 (Class AMFX)
20,761,000	g	COMM Mortgage Trust	3.544	03/10/31	20,730
		Series - 2013 WWP (Class C)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,034
		Series - 2007 C9 (Class B)
3,500,000	g,i	COMM Mortgage Trust	5.812	12/10/49	3,355
		Series - 2007 C9 (Class G)
5,000,000	i	Connecticut Avenue Securities	5.006	01/25/29	5,184
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	5.206	01/25/29	2,340
		Series - 2016 C05 (Class 2M2)
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903%	09/15/39	$2,781
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,013
		Series - 2007 C4 (Class AJ)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,416
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,149
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	500
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,784
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	10,364
		Series - 2014 GRCE (Class A)
6,317,426	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	6,456
		Series - 2007 GG11 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.184	12/10/43	2,751
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	4,809
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	4,794
		Series - 2016 10HY (Class B)
4,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	4,227
		Series - 2016 10HY (Class C)
514,205	i	Impac CMB Trust	1.416	03/25/35	472
		Series - 2004 11 (Class 2A1)
1,675,887	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	1,675
		Series - 2005 LDP2 (Class C)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	3,253
		Series - 2011 C4 (Class C)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,700
		Series - 2007 LD12 (Class AM)
1,323,124	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,323
		Series - 2006 C3 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,502
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	699
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,375
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	770
		Series - 2007 C6 (Class AM)
6,348,422	g,i	LVII Resecuritization Trust	3.417	07/25/47	6,364
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	659
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,766
		Series - 2007 6 (Class AM)
12,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	12,390
		Series - 2014 CPT (Class A)
98,059	g,i	Morgan Stanley Capital I Trust	6.076	08/12/41	98
		Series - 2006 T23 (Class B)
1,332,665	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,334
		Series - 2006 HQ10 (Class AJ)
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$567,305	i	Morgan Stanley Capital I Trust	5.834%	10/15/42	$568
		Series - 2006 IQ11 (Class AJ)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,953
		Series - 2007 HQ12 (Class C)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,214
		Series - 2007 IQ15 (Class AJ)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,631
		Series - 2007 IQ15 (Class AM)
4,000,000	i	Morgan Stanley Capital I Trust	6.095	12/12/49	3,665
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	18,477
		Series - 2010 OBP (Class A)
3,635,212	i	Structured Agency Credit Risk Debt Note (STACR)	3.156	01/25/25	3,650
		Series - 2015 DN1 (Class M2)
8,533,653	i	Structured Agency Credit Risk Debt Note (STACR)	2.956	03/25/25	8,609
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.556	03/25/25	794
		Series - 2015 HQ1 (Class M3)
2,128,421	i	Structured Agency Credit Risk Debt Note (STACR)	2.006	10/25/28	2,131
		Series - 2016 DNA2 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.106	03/25/29	1,745
		Series - 2016 HQA3 (Class M2)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.907	12/15/43	4,974
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,586
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	911
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.942	05/15/46	1,704
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	2,984
		Series - 2007 C34 (Class B)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,987
		Series - 2007 C31 (Class AM)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.652	04/15/47	682
		Series - 2007 C31 (Class C)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,513
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	990
		Series - 2007 C31 (Class B)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,037
		Series - 2007 C32 (Class AMFX)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,427
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	840
		Series - 2007 C32 (Class B)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	516
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			266,930

		TOTAL STRUCTURED ASSETS			464,957
		(Cost $471,018)

		TOTAL BONDS			$5,112,327
		(Cost $5,130,448)
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 59.5%

AUTOMOBILES & COMPONENTS - 1.4%
52,700		Aisin Seiki Co Ltd	$2,280
152,810		Bayerische Motoren Werke AG.	14,232
50,580		Bayerische Motoren Werke AG. (Preference)	3,863
7,649		BorgWarner, Inc	302
8,633		Delphi Automotive plc	581
278,882		Denso Corp	12,063
2,836,023		Ford Motor Co	34,401
293,803		Fuji Heavy Industries Ltd	11,971
237,190		Harley-Davidson, Inc	13,838
586,280		Honda Motor Co Ltd	17,117
235,461	*	Magna International, Inc	10,224
507,900		Mazda Motor Corp	8,271
56,826	*	Modine Manufacturing Co	847
13,300		NGK Spark Plug Co Ltd	295
1,282,564		Nissan Motor Co Ltd	12,865
36,048		Renault S.A.	3,202
277,400		Sumitomo Electric Industries Ltd	3,994
99,254	*,e	Tesla Motors, Inc	21,210
145,900		Toyota Industries Corp	6,937
2,720		Visteon Corp	218
135,700	e	Yamaha Motor Co Ltd	2,976
		TOTAL AUTOMOBILES & COMPONENTS	181,687

BANKS - 4.7%
4,098		1st Source Corp	183
37,611		Ameris Bancorp	1,640
1,198		Arrow Financial Corp	48
48,752		Associated Banc-Corp	1,204
124,666		Astoria Financial Corp	2,325
924,474		Australia & New Zealand Banking Group Ltd	20,238
5,690,914		Banca Intesa S.p.A.	14,416
856,508		Banca Intesa S.p.A. RSP	2,006
1,923		Bancfirst Corp	179
2,477,660		Banco Bilbao Vizcaya Argentaria S.A.	16,697
3,868,258		Banco de Sabadell S.A.	5,375
983,155		Bank Hapoalim Ltd	5,835
37,222		Bank Mutual Corp	352
176,184	*	Bank of Montreal	12,672
374,207		Bank of Nova Scotia	20,836
3,264		Bank of the Ozarks, Inc	172
14,280		Banner Corp	797
762,156		BB&T Corp	35,837
337		Bendigo Bank Ltd	3
14,612		Beneficial Bancorp, Inc	269
41,663		Berkshire Hills Bancorp, Inc	1,535
2,133,000		BOC Hong Kong Holdings Ltd	7,597
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
71,484		Boston Private Financial Holdings, Inc	$1,183
20,664		Brookline Bancorp, Inc	339
14,021		Bryn Mawr Bank Corp	591
1,579,090		CaixaBank S.A.	5,204
19,106		Camden National Corp	849
46,615		Canadian Imperial Bank of Commerce/Canada	3,804
28,674		Capital Bank Financial Corp	1,125
28,235		Capitol Federal Financial	465
18,397		Cardinal Financial Corp	603
3,360		Cathay General Bancorp	128
48,673		Centerstate Banks of Florida, Inc	1,225
9,281		Chemical Financial Corp	503
205,577		CIT Group, Inc	8,774
665,138		Citizens Financial Group, Inc	23,699
5,178		City Holding Co	350
17,464		CoBiz, Inc	295
2,120		Columbia Banking System, Inc	95
164,117		Comerica, Inc	11,178
64,376		Commerce Bancshares, Inc	3,722
456,704		Commonwealth Bank of Australia	27,094
3,936		Community Bank System, Inc	243
3,149		Community Trust Bancorp, Inc	156
10,995		Cullen/Frost Bankers, Inc	970
32,964	*	Customers Bancorp, Inc	1,181
476,610		DBS Group Holdings Ltd	5,686
9,597		East West Bancorp, Inc	488
40,439	*	FCB Financial Holdings, Inc	1,929
12,423		Federal Agricultural Mortgage Corp (Class C)	711
3,478		Fifth Third Bancorp	94
7,618		First Bancorp (NC)	207
451		First Citizens Bancshares, Inc (Class A)	160
119,932		First Commonwealth Financial Corp	1,701
2,793		First Community Bancshares, Inc	84
6,726		First Financial Bancorp	191
25,728	e	First Financial Bankshares, Inc	1,163
1,399		First Financial Corp	74
27,726		First Interstate Bancsystem, Inc	1,180
26,737		First Merchants Corp	1,007
2,260		First Republic Bank	208
20,089		Flushing Financial Corp	590
16,186		FNB Corp	259
2,590		Glacier Bancorp, Inc	94
9,041		Great Southern Bancorp, Inc	494
5,441		Hancock Holding Co	234
600,800		Hang Seng Bank Ltd	11,142
7,159		Hanmi Financial Corp	250
21,059		Heartland Financial USA, Inc	1,011
25,997		Heritage Financial Corp	669
15,597	*	HomeStreet, Inc	493
24,362	*	HomeTrust Bancshares, Inc	631
91,000		Hope Bancorp, Inc	1,992
9,160		IBERIABANK Corp	767
15,980		Independent Bank Corp (MA)	1,126
1,309,415		ING Groep NV	18,435
1,147		International Bancshares Corp	47
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
136,208		Investors Bancorp, Inc	$1,900
184,046		KBC Groep NV	11,372
1,221,419		Keycorp	22,315
20,107		Lakeland Bancorp, Inc	392
13,009		Lakeland Financial Corp	616
163,494		M&T Bank Corp	25,575
1,800		MB Financial, Inc	85
58,589	*	MGIC Investment Corp	597
227,900		Mitsui Trust Holdings, Inc	8,154
9,077,921		Mizuho Financial Group, Inc	16,291
873,999		National Australia Bank Ltd	19,305
33,554		National Bank Holdings Corp	1,070
868,379		Natixis	4,890
12,836		NBT Bancorp, Inc	538
667,154		New York Community Bancorp, Inc	10,614
1,318,520		Nordea Bank AB	14,610
47,137		Northfield Bancorp, Inc	941
58,431		OFG Bancorp	765
19,038		Old National Bancorp	346
23,224		Opus Bank	698
21,876		PacWest Bancorp	1,191
14,645		Peoples Bancorp, Inc	475
2,728		People’s United Financial, Inc	53
63,976	*	PHH Corp	970
6,735		Pinnacle Financial Partners, Inc	467
346,648		PNC Financial Services Group, Inc	40,544
139,635		Popular, Inc	6,119
19,500		PrivateBancorp, Inc	1,057
50,953		Provident Financial Services, Inc	1,442
146,534		Radian Group, Inc	2,635
4,786		Regions Financial Corp	69
11,707		Renasant Corp	494
806,500		Resona Holdings, Inc	4,133
8,068		S&T Bancorp, Inc	315
6,272		ServisFirst Bancshares, Inc	235
183,355		Skandinaviska Enskilda Banken AB (Class A)	1,916
25,524		Southside Bancshares, Inc	961
1,642,643	*	Standard Chartered plc	13,396
17,563		State Bank & Trust Co	472
8,646		Stock Yards Bancorp, Inc	406
467,253		Sumitomo Mitsui Financial Group, Inc	17,794
27,169	*	SVB Financial Group	4,664
125,439		Swedbank AB (A Shares)	3,022
800	*	Texas Capital Bancshares, Inc	63
12,553		TFS Financial Corp	239
63,097	*	The Bancorp, Inc	496
512,307		Toronto-Dominion Bank	25,267
10,795		TowneBank	359
12,715		Trico Bancshares	435
8,171	*	Tristate Capital Holdings, Inc	181
1,700		Trustmark Corp	61
9,293		UMB Financial Corp	717
33,564		Umpqua Holdings Corp	630
19,739		Union Bankshares Corp	705
10,415	e	United Bankshares, Inc	482
40,100		United Financial Bancorp, Inc (New)	728
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
15,008		Univest Corp of Pennsylvania	$464
896,706		US Bancorp	46,064
38,257	*	Walker & Dunlop, Inc	1,194
26,416	*,e	Walter Investment Management Corp	125
3,203		Washington Trust Bancorp, Inc	179
13,326		Webster Financial Corp	723
8,948		WesBanco, Inc	385
13,401	e	Westamerica Bancorporation	843
48,155	*	Western Alliance Bancorp	2,346
974,943		Westpac Banking Corp	22,886
1,110		Wintrust Financial Corp	81
5,244		WSFS Financial Corp	243
35,669		Zions Bancorporation	1,535
		TOTAL BANKS	648,444

CAPITAL GOODS - 4.8%
310,434		3M Co	55,434
18,212		A.O. Smith Corp	862
731,154		ABB Ltd	15,385
1,681		Acuity Brands, Inc	388
8,699		Advanced Drainage Systems, Inc	179
5,540		AGCO Corp	321
3,490		Allegion plc	223
299,053		Ametek, Inc	14,534
18,674		Argan, Inc	1,317
368,000		Asahi Glass Co Ltd	2,497
137,861		Assa Abloy AB	2,551
219,323		Atlas Copco AB (A Shares)	6,653
239,983		Atlas Copco AB (B Shares)	6,524
68,052		Barnes Group, Inc	3,227
127,751		BE Aerospace, Inc	7,689
2,120	*	Beacon Roofing Supply, Inc	98
139,175		Bouygues S.A.	4,982
63,274		Brenntag AG.	3,507
28,642		Briggs & Stratton Corp	638
73,289	*	Builders FirstSource, Inc	804
226,331		Bunzl plc	5,876
5,150		Carlisle Cos, Inc	568
236,627		Caterpillar, Inc	21,945
16,918	*	Chart Industries, Inc	609
4,110		Chicago Bridge & Iron Co NV	130
918,220		CNH Industrial NV	7,967
277,085		Compagnie de Saint-Gobain	12,889
196,171		Cummins, Inc	26,811
49,700		Daikin Industries Ltd	4,553
421,529		Danaher Corp	32,812
925		DCC plc	69
122,816		Deere & Co	12,655
85,507	*	DigitalGlobe, Inc	2,450
10,100		Donaldson Co, Inc	425
18,188		Dover Corp	1,363
17,985	*	DXP Enterprises, Inc	625
348,486		Eaton Corp	23,380
53,226		Eiffage S.A.	3,707
4,718		EMCOR Group, Inc	334
36,119	*	Esterline Technologies Corp	3,222
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
155,950		Fastenal Co	$7,327
216,610		Ferrovial S.A.	3,863
10,505		Flowserve Corp	505
6,000		Fortune Brands Home & Security, Inc	321
83,659		GEA Group AG.	3,357
4,400		Graco, Inc	366
31,785		H&E Equipment Services, Inc	739
62,937		Hexcel Corp	3,237
122,700		Hino Motors Ltd	1,247
292,469		Illinois Tool Works, Inc	35,816
142,761		Ingersoll-Rand plc	10,713
5,190		ITT, Inc	200
580,083		Johnson Controls International plc	23,894
552,000		Kawasaki Heavy Industries Ltd	1,728
1,324,170		Keppel Corp Ltd	5,270
48,084	*,e	KEYW Holding Corp	567
445,800		Komatsu Ltd	10,097
451,370		Koninklijke Philips Electronics NV	13,799
531,700		Kubota Corp	7,577
58,157		Legrand S.A.	3,300
3,160		Lennox International, Inc	484
5,536		Lincoln Electric Holdings, Inc	424
24,430		MAN AG.	2,425
7,273	*	Manitowoc Foodservice, Inc	141
443,765		Masco Corp	14,032
367,518		Meggitt plc	2,075
99,920		Metso Oyj	2,843
671,600		Mitsubishi Corp	14,264
959,500		Mitsubishi Electric Corp	13,346
3,770		MSC Industrial Direct Co (Class A)	348
20,938	*	MYR Group, Inc	789
83,000		NGK Insulators Ltd	1,607
214,700		NSK Ltd	2,480
5,790		Oshkosh Truck Corp	374
56,900		Osram Licht AG.	2,980
153,507		Owens Corning, Inc	7,915
267,501		Paccar, Inc	17,093
41,155		Parker Hannifin Corp	5,762
112,709		Pentair plc	6,320
248,946	*,e	Plug Power, Inc	299
78,372	*	Quanta Services, Inc	2,731
219,304		Rexel S.A.	3,603
32,751		Rockwell Automation, Inc	4,402
178,507		Rockwell Collins, Inc	16,558
39,875		Roper Industries, Inc	7,300
17,377	*	Rush Enterprises, Inc (Class A)	554
136,953		Sandvik AB	1,689
227,308		Schneider Electric S.A.	15,791
1,554	*	Sensata Technologies Holding BV	61
84,000		Shimizu Corp	767
4,833		Snap-On, Inc	828
9,620		Stanley Works	1,103
927,200		Sumitomo Corp	10,885
5,510		Timken Co	219
17,398	*,e	Titan Machinery, Inc	253
116,300		Toyota Tsusho Corp	3,023
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
68,977		TransDigm Group, Inc	$17,172
28,374		Travis Perkins plc	507
56,586		Triton International Ltd	894
23,804	*	United Rentals, Inc	2,513
7,375	*	Veritiv Corp	396
43,367		Vestas Wind Systems AS	2,809
874,087		Volvo AB (B Shares)	10,176
2,310		W.W. Grainger, Inc	536
34,781	*	Wabash National Corp	550
1,940	*	WABCO Holdings, Inc	206
132,440		Wartsila Oyj (B Shares)	5,938
3,950	*	WESCO International, Inc	263
185,281		Wolseley plc	11,311
19,775		Woodward Governor Co	1,365
13,870		Xylem, Inc	687
		TOTAL CAPITAL GOODS	645,217

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	106
143,929	*	ACCO Brands Corp	1,878
222,516		Brambles Ltd	1,986
102,222		Bureau Veritas S.A.	1,978
608,039		Capita Group plc	3,976
137,068	*	Copart, Inc	7,595
4,840		Covanta Holding Corp	76
22,935		Deluxe Corp	1,642
11,643		Dun & Bradstreet Corp	1,413
20,242		Exponent, Inc	1,221
21,492		Heidrick & Struggles International, Inc	519
11,793	*	ICF International, Inc	651
16,650		Insperity, Inc	1,181
74,708		Intertek Group plc	3,202
16,221		Kelly Services, Inc (Class A)	372
18,783		Kforce, Inc	434
34,432		Manpower, Inc	3,060
24,644	*	Mistras Group, Inc	633
2,100		Mobile Mini, Inc	64
64,384	*	Navigant Consulting, Inc	1,686
1,000	*	On Assignment, Inc	44
15,020		Pitney Bowes, Inc	228
21,731		Resources Connection, Inc	418
112,876		Robert Half International, Inc	5,506
3,650		Rollins, Inc	123
50,157	*	RPX Corp	542
4,923		RR Donnelley & Sons Co	80
26,500		Secom Co Ltd	1,936
4,657		SGS S.A.	9,462
1,544	*	SP Plus Corp	44
8,899	*	Team, Inc	349
9,438		Tetra Tech, Inc	407
23,633		Viad Corp	1,042
76,172		Waste Management, Inc	5,401
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	59,255

CONSUMER DURABLES & APPAREL - 1.0%
89,296		Adidas-Salomon AG.	14,084
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
497,409		Barratt Developments plc	$2,828
54,165		Berkeley Group Holdings plc	1,872
263,458		Burberry Group plc	4,855
35,350		CalAtlantic Group, Inc	1,202
83,671		Callaway Golf Co	917
4,120		Carter’s, Inc	356
49,223		Christian Dior S.A.	10,313
10,570		Coach, Inc	370
5,389		CSS Industries, Inc	146
20,506		Ethan Allen Interiors, Inc	756
8,870		Garmin Ltd	430
17,912		Gildan Activewear, Inc	455
16,958		Hanesbrands, Inc	366
2,380		Harman International Industries, Inc	265
4,666		Hasbro, Inc	363
103,179	*	Kate Spade & Co	1,926
17,544		Libbey, Inc	341
3,670	*	Lululemon Athletica, Inc	238
1,061,800		Matsushita Electric Industrial Co Ltd	10,769
377,234		Mattel, Inc	10,393
34,564	*	Meritage Homes Corp	1,203
6,202	*	Michael Kors Holdings Ltd	267
11,872	*	Mohawk Industries, Inc	2,371
19,825		Movado Group, Inc	570
607		Newell Rubbermaid, Inc	27
789,493		Nike, Inc (Class B)	40,130
11,827		Pandora AS	1,544
6,580		Phillips-Van Heusen Corp	594
2,290	e	Polaris Industries, Inc	189
1,540		Pool Corp	161
98,400		Sekisui House Ltd	1,635
397,600		Sony Corp	11,110
762,926		Taylor Wimpey plc	1,439
4,240	*,e	Tempur-Pedic International, Inc	289
4,000		Tupperware Corp	210
55,610	e	Under Armour, Inc (Class A)	1,615
18,549	*	Unifi, Inc	605
24,071		VF Corp	1,284
2,860		Whirlpool Corp	520
667,500		Yue Yuen Industrial Holdings	2,419
		TOTAL CONSUMER DURABLES & APPAREL	131,427

CONSUMER SERVICES - 1.3%
155,392		Accor S.A.	5,789
15,319	*	American Public Education, Inc	376
10,030		ARAMARK Holdings Corp	358
1,289		Bob Evans Farms, Inc	69
4,408		Brinker International, Inc	218
20,930		Carriage Services, Inc	600
46,211		Choice Hotels International, Inc	2,590
9,562		Darden Restaurants, Inc	695
16,118		DineEquity, Inc	1,241
7,544		Dunkin Brands Group, Inc	396
14,787	*	El Pollo Loco Holdings, Inc	182
25,419		Hilton Worldwide Holdings, Inc	691
29,678		ILG, Inc	539
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
170,243		InterContinental Hotels Group plc	$7,612
19,063	*	Intrawest Resorts Holdings Inc	340
114,454	*	LifeLock, Inc	2,738
6,202		Marcus Corp	195
351,889		Marriott International, Inc (Class A)	29,094
428,605		McDonald’s Corp	52,170
166,072	g	Merlin Entertainments plc	917
54,700		Oriental Land Co Ltd	3,087
25,107	*	Popeyes Louisiana Kitchen, Inc	1,519
7,972		Royal Caribbean Cruises Ltd	654
7,790		Service Corp International	221
90,848	*	ServiceMaster Global Holdings, Inc	3,422
5,750	*,e	Shake Shack, Inc	206
5,690		Six Flags Entertainment Corp	341
28,242		Sonic Corp	749
808,957		Starbucks Corp	44,913
443,155		TUI AG. (DI)	6,345
8,700		Wendy’s	118
162,822		Whitbread plc	7,574
9,231		Wyndham Worldwide Corp	705
		TOTAL CONSUMER SERVICES	176,664

DIVERSIFIED FINANCIALS - 3.0%
870,470		3i Group plc	7,530
836,674		Aberdeen Asset Management plc	2,645
101,500		AEON Financial Service Co Ltd	1,798
47,306		Ally Financial, Inc	900
564,161		American Express Co	41,793
6,887		Ameriprise Financial, Inc	764
1,459,833		AMP Ltd	5,295
1,187,378		Annaly Capital Management, Inc	11,838
62,354		Apollo Commercial Real Estate Finance, Inc	1,036
810,494		Bank of New York Mellon Corp	38,401
100,479		BlackRock, Inc	38,236
3,180	e	CBOE Holdings, Inc	235
937,489		Charles Schwab Corp	37,003
6,140		Chimera Investment Corp	105
306,055		CME Group, Inc	35,303
9,968	*,e	Credit Acceptance Corp	2,168
39,145	*	Deutsche Boerse AG. (Tender)	3,185
465,923		Discover Financial Services	33,588
60,890		Dynex Capital, Inc	415
11,450	*	E*TRADE Financial Corp	397
4,300		Eaton Vance Corp	180
12,537	*,e	Encore Capital Group, Inc	359
29,847		Eurazeo	1,745
99,616		EXOR NV	4,284
7,504		Factset Research Systems, Inc	1,226
99,453		Franklin Resources, Inc	3,936
57,778	*	Green Dot Corp	1,361
570,171		Hong Kong Exchanges and Clearing Ltd	13,410
558,160		IntercontinentalExchange Group, Inc	31,491
1,416		Invesco Ltd	43
598,834		Investec plc	3,928
33,731		Investment Technology Group, Inc	666
205,042		London Stock Exchange Group plc	7,328
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
187,758		Macquarie Group Ltd	$11,762
400,000		Mitsubishi UFJ Lease & Finance Co Ltd	2,063
1,420		Morningstar, Inc	105
867		NASDAQ OMX Group, Inc	58
15,331		Nelnet, Inc (Class A)	778
132,131		Northern Trust Corp	11,766
67,947	*	On Deck Capital, Inc	315
9,469	*	Pico Holdings, Inc	144
42,887	e	Resource Capital Corp	357
90,420		S&P Global, Inc	9,724
9,411	*	Safeguard Scientifics, Inc	127
120,898		Schroders plc	4,440
10,587		SEI Investments Co	523
9,620		Starwood Property Trust, Inc	211
412,646		State Street Corp	32,071
7,473		T Rowe Price Group, Inc	562
1,056		TD Ameritrade Holding Corp	46
10,154		Voya Financial, Inc	398
25,718		Wendel	3,095
		TOTAL DIVERSIFIED FINANCIALS	411,137

ENERGY - 4.1%
45,350		Alon USA Energy, Inc	516
137,043	e	AltaGas Income Trust	3,460
646	*	Antero Resources Corp	15
13,120		Apache Corp	833
58,063		ARC Resources Ltd	999
82,467	e	Atwood Oceanics, Inc	1,083
264,399		Baker Hughes, Inc	17,178
47,582		Bristow Group, Inc	974
234,613		Caltex Australia Ltd	5,144
27,965	*,e	CARBO Ceramics, Inc	293
676,521		Cenovus Energy, Inc (Toronto)	10,229
218,866	*	Cheniere Energy, Inc	9,068
3,796		Cimarex Energy Co	516
126,771	*	Clean Energy Fuels Corp	363
5,226	*	Concho Resources, Inc	693
289,310		ConocoPhillips	14,506
45,227	*	Continental Resources, Inc	2,331
337,541		Crescent Point Energy Corp	4,588
83,475		Delek US Holdings, Inc	2,009
12,864	*	Denbury Resources, Inc	47
298,494		Devon Energy Corp	13,632
3,010	*	Dril-Quip, Inc	181
374,140		Enbridge, Inc	15,744
434,448		EnCana Corp	5,100
5,711	*	Energen Corp	329
350,173		EOG Resources, Inc	35,402
40,526		EQT Corp	2,650
42,781	*	Exterran Corp	1,022
9,380	*	FMC Technologies, Inc	333
1,520	e	Frank’s International NV	19
398,930		Galp Energia SGPS S.A.	5,947
48,602		Green Plains Renewable Energy, Inc	1,354
5,400	*	Gulfport Energy Corp	117
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
226,868		Hess Corp	$14,132
527,200		Inpex Holdings, Inc	5,270
161,289		Keyera Corp	4,860
660,972		Kinder Morgan, Inc	13,689
62,578		Koninklijke Vopak NV	2,952
5,280	*	Laredo Petroleum Holdings, Inc	75
518,317		Marathon Oil Corp	8,972
387,673		Marathon Petroleum Corp	19,519
35,997	*	Matrix Service Co	817
327,316	*	McDermott International, Inc	2,419
413,153		National Oilwell Varco, Inc	15,468
17,718	*	Natural Gas Services Group, Inc	570
118,298		Neste Oil Oyj	4,527
117,436	*	Newpark Resources, Inc	881
235,633		Noble Energy, Inc	8,968
488,428	*	Occidental Petroleum Corp	34,791
4,210		Oceaneering International, Inc	119
136,035		OMV AG.	4,796
3,074		Oneok, Inc	176
171,130	*	Parker Drilling Co	445
36,726	*	PDC Energy, Inc	2,666
292,366		Pembina Pipeline Income Fund	9,137
232,764		Petrofac Ltd	2,491
337,630		Phillips 66	29,175
21,522		Pioneer Natural Resources Co	3,875
10,010	*	Questar Market Resources, Inc	184
53,564	*	Renewable Energy Group, Inc	520
817,570		Repsol YPF S.A.	11,489
17,609	*	RigNet, Inc	408
176,553	*	Rowan Cos plc	3,335
2,420	e	RPC, Inc	48
580,653		Schlumberger Ltd	48,746
894	*	SEACOR Holdings, Inc	64
133,500		Showa Shell Sekiyu KK	1,240
23,125		SM Energy Co	797
20,210	*	Southwestern Energy Co	219
811,398		Spectra Energy Corp	33,340
672,141		Statoil ASA	12,268
568,999		Suncor Energy, Inc	18,604
90,582		Superior Energy Services	1,529
48,907		Technip S.A.	3,484
141,441		Tenaris S.A.	2,525
37,026	*	Tesco Corp	305
9,393		Tesoro Corp	821
114,247	*	Tetra Technologies, Inc	574
377,521		Total S.A.	19,364
68,523	*	Unit Corp	1,841
227,683		Valero Energy Corp	15,555
1,251,664	*	Weatherford International Ltd	6,246
87,824		Western Refining, Inc	3,324
445,914		Williams Cos, Inc	13,886
309,574		Woodside Petroleum Ltd	6,934
2,870		World Fuel Services Corp	132
		TOTAL ENERGY	555,247
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 0.6%
179,300		Aeon Co Ltd	$2,534
552		Alimentation Couche Tard, Inc	25
284,796		Carrefour S.A.	6,857
54,488		Casey’s General Stores, Inc	6,478
50,948		Casino Guichard Perrachon S.A.	2,441
24,461	*	Chefs’ Warehouse Holdings, Inc	386
34,879		Colruyt S.A.	1,724
612,987		J Sainsbury plc	1,884
69,935		Koninklijke Ahold Delhaize NV	1,473
66,367		Loblaw Cos Ltd	3,502
163,713		Metro AG.	5,441
13,070	*,e	Natural Grocers by Vitamin C	155
27,056		Pricesmart, Inc	2,259
161,500		Seven & I Holdings Co Ltd	6,142
37,927		Spartan Stores, Inc	1,500
184,579	*	Sprouts Farmers Market, Inc	3,492
4,438,693	*	Tesco plc	11,318
67,170	*	United Natural Foods, Inc	3,205
8,006		Weis Markets, Inc	535
342,057		Wesfarmers Ltd	10,382
448,470		Whole Foods Market, Inc	13,795
459,754		WM Morrison Supermarkets plc	1,306
		TOTAL FOOD & STAPLES RETAILING	86,834

FOOD, BEVERAGE & TOBACCO - 2.8%
489,900		Ajinomoto Co, Inc	9,858
78,548		Aryzta AG.	3,454
322,226		Associated British Foods plc	10,872
34,316		Bunge Ltd	2,479
12,660		Calavo Growers, Inc	777
63,172		Campbell Soup Co	3,820
507,472		Coca-Cola Amatil Ltd	3,701
1,697,969		Coca-Cola Co	70,398
69,769		Coca-Cola European Partners plc	2,202
166,753		Coca-Cola HBC AG.	3,631
18,882	*	Darling International, Inc	244
57,956		Dr Pepper Snapple Group, Inc	5,255
6,570	e	Flowers Foods, Inc	131
19,775	*,e	Freshpet, Inc	201
445,148		General Mills, Inc	27,497
246,679		Groupe Danone	15,609
3,870	*	Hain Celestial Group, Inc	151
263,694	*	Hormel Foods Corp	9,179
167,025		Kellogg Co	12,311
112,502		Kerry Group plc (Class A)	8,041
131,000		Kikkoman Corp	4,180
445,004		Kraft Heinz Co	38,858
910		Lindt & Spruengli AG.	4,709
92		Lindt & Spruengli AG. (Registered)	5,589
10,531		McCormick & Co, Inc	983
8,663		Mead Johnson Nutrition Co	613
974,069		Mondelez International, Inc	43,180
52,000		Nissin Food Products Co Ltd	2,728
31,281	*	Omega Protein Corp	784
464,078		Orkla ASA	4,199
53,130		PAN Fish ASA	961
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
645,495		PepsiCo, Inc	$67,538
8,356	*	Seneca Foods Corp	335
125,300		Suntory Beverage & Food Ltd	5,190
413,313		Tate & Lyle plc	3,597
78,600		Toyo Suisan Kaisha Ltd	2,844
8,199	*	WhiteWave Foods Co (Class A)	456
78,500		Yakult Honsha Co Ltd	3,632
		TOTAL FOOD, BEVERAGE & TOBACCO	380,187

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
13,468		Abaxis, Inc	711
1,510	*	Abiomed, Inc	170
72,457	*,e	Acadia Healthcare Co, Inc	2,398
13,529		Aceto Corp	297
332,671		Al Noor Hospitals Group plc	3,160
124,994	*	Alere, Inc	4,871
18,400		Alfresa Holdings Corp	304
7,320	*	Allscripts Healthcare Solutions, Inc	75
37,762	*	Amedisys, Inc	1,610
224,261		AmerisourceBergen Corp	17,535
40,869	*	AMN Healthcare Services, Inc	1,571
8,346		Analogic Corp	692
31,116	*	Angiodynamics, Inc	525
221,039		Anthem, Inc	31,779
54,582	*	athenahealth, Inc	5,740
32,319	*	AtriCure, Inc	633
199,550		Becton Dickinson & Co	33,036
44,898	*	Brookdale Senior Living, Inc	558
39,833	*	Capital Senior Living Corp	639
355,481		Cardinal Health, Inc	25,584
25,145	*	Cardiovascular Systems, Inc	609
141,909	*	Centene Corp	8,019
118,014	*,e	Cerus Corp	513
212,282		Cigna Corp	28,316
103,851		Coloplast AS	6,995
15,670	e	Computer Programs & Systems, Inc	370
6,208	*	Corvel Corp	227
25,039	*	Cross Country Healthcare, Inc	391
6,956		DENTSPLY SIRONA, Inc	402
49,980	*	Diplomat Pharmacy, Inc	630
263,784	*	Edwards Lifesciences Corp	24,717
12,785	*	Envision Healthcare Corp	809
113,508		Essilor International S.A.	12,807
52,788	*	GenMark Diagnostics, Inc	646
4,374	*	Haemonetics Corp	176
1,323,351		Healthscope Ltd	2,181
9,462	*	HealthStream, Inc	237
19,606	*	Healthways, Inc	446
29,168	*	Henry Schein, Inc	4,425
10,561	*	HMS Holdings Corp	192
87,326	*	Hologic, Inc	3,504
54,094		Humana, Inc	11,037
41,402	*	Integer Holding Corp	1,219
118,894		Kindred Healthcare, Inc	933
5,710	*	Laboratory Corp of America Holdings	733
13,496		Landauer, Inc	649
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
19,312	*	LHC Group, Inc	$883
50,657	*	LifePoint Hospitals, Inc	2,877
1,474	*	Medidata Solutions, Inc	73
35,601	*	Merit Medical Systems, Inc	943
13,386	*	Molina Healthcare, Inc	726
41,964	*	NxStage Medical, Inc	1,100
48,184	*	Omnicell, Inc	1,633
77,874	*	OraSure Technologies, Inc	684
2,718		Owens & Minor, Inc	96
85,508		Patterson Cos, Inc	3,508
41,819	*	PharMerica Corp	1,052
1,740	*	Premier, Inc	53
18,339	*	Providence Service Corp	698
42,933		Quality Systems, Inc	565
11,000		Quest Diagnostics, Inc	1,011
23,328	*	Quidel Corp	500
125,821		Ramsay Health Care Ltd	6,186
6,622		Resmed, Inc	411
302,847		Ryman Healthcare Ltd	1,705
75,106	*	Select Medical Holdings Corp	995
28,515	*	Spectranetics Corp	699
42,474	*,e	Staar Surgical Co	461
8,744	*	Surgical Care Affiliates, Inc	405
39,900		Suzuken Co Ltd	1,303
96,000		Sysmex Corp	5,547
91,885	*	Team Health Holdings, Inc	3,992
33,480	*	Triple-S Management Corp (Class B)	693
28,235	*	Universal American Corp	281
16,387		US Physical Therapy, Inc	1,150
4,120	*	Varian Medical Systems, Inc	370
20,620	*	Vascular Solutions, Inc	1,157
2,963	*	VCA Antech, Inc	203
32,132	*	Vocera Communications, Inc	594
11,103	*	Wright Medical Group NV	255
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	285,880

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
9,750		Clorox Co	1,170
255,828		Colgate-Palmolive Co	16,741
1,620		Energizer Holdings, Inc	72
8,129		Estee Lauder Cos (Class A)	622
26,786		Henkel KGaA	2,788
58,363		Henkel KGaA (Preference)	6,948
37,500		Kao Corp	1,775
180,831		Kimberly-Clark Corp	20,637
72,017		L’Oreal S.A.	13,126
6,972		Medifast, Inc	290
10,538	e	Natural Health Trends Corp	262
2,160		Nu Skin Enterprises, Inc (Class A)	103
998,240		Procter & Gamble Co	83,932
214,514		Reckitt Benckiser Group plc	18,171
334,498		Unilever NV	13,741
438,090		Unilever plc	17,716
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	198,094
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
INSURANCE - 2.8%
1,623,224		Aegon NV	$8,917
417,706		Aflac, Inc	29,072
136,312		Allianz AG.	22,497
3,760		Allied World Assurance Co Holdings Ltd	202
12,880		Allstate Corp	955
26,103		American International Group, Inc	1,705
8,260		Aon plc	921
76,152		Aspen Insurance Holdings Ltd	4,188
541,900		Assicurazioni Generali S.p.A.	8,032
2,660		Assurant, Inc	247
2,167,070		Aviva plc	12,908
698,138		AXA S.A.	17,599
73,209		Axis Capital Holdings Ltd	4,778
309,889		Chubb Ltd	40,943
155,473		CNP Assurances	2,878
11,216		Employers Holdings, Inc	444
4,054		Endurance Specialty Holdings Ltd	375
2,482	*	Enstar Group Ltd	491
280,877		Hartford Financial Services Group, Inc	13,384
1,916		Kemper Corp	85
3,118,480		Legal & General Group plc	9,500
9,710		Loews Corp	455
439,778		Marsh & McLennan Cos, Inc	29,725
73,001		Muenchener Rueckver AG.	13,788
22,200		NKSJ Holdings, Inc	750
3,493,181		Old Mutual plc	8,907
38,279		Principal Financial Group	2,215
2,180		ProAssurance Corp	123
205,337		Progressive Corp	7,289
367,419		Prudential Financial, Inc	38,234
906,583		Prudential plc	18,093
6,628		Reinsurance Group of America, Inc (Class A)	834
41,214		RenaissanceRe Holdings Ltd	5,614
290,339		RSA Insurance Group plc	2,094
819,890		Standard Life plc	3,754
20,374		Stewart Information Services Corp	939
131,114		Swiss Re Ltd	12,405
106,900		T&D Holdings, Inc	1,411
296,887		Travelers Cos, Inc	36,345
1,467		Willis Towers Watson plc	179
58,802		Zurich Financial Services AG.	16,160
		TOTAL INSURANCE	379,435

MATERIALS - 3.1%
61,387		Agnico-Eagle Mines Ltd	2,581
34,866	e	Agrium, Inc	3,505
148,005		Air Liquide	16,458
155,138		Air Products & Chemicals, Inc	22,312
63,469		Akzo Nobel NV	3,966
563		Albemarle Corp	49
4,930		Aptargroup, Inc	362
162,000		Asahi Kasei Corp	1,410
45,732		Avery Dennison Corp	3,211
13,540	*	Axalta Coating Systems Ltd	368
60,225		Ball Corp	4,521
261,627		BASF SE	24,247
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,500		Bemis Co, Inc	$359
252,402		Boliden AB	6,556
6,683		Celanese Corp (Series A)	526
71,684	*	Century Aluminum Co	614
6,955		Christian Hansen Holding	385
2,372	*	Clearwater Paper Corp	156
125,429		Commercial Metals Co	2,732
61,780		CRH plc	2,131
38,958		Croda International plc	1,532
29,600		Daicel Chemical Industries Ltd	325
2,590		Domtar Corp	101
5,941		DSM NV	356
35,889		Eastman Chemical Co	2,699
293,220		Ecolab, Inc	34,371
5,690	*	Ferro Corp	82
258,032		Fletcher Building Ltd	1,896
75,304	*,e	Flotek Industries, Inc	707
41,624		Franco-Nevada Corp	2,489
5,005		Givaudan S.A.	9,160
43,325		H.B. Fuller Co	2,093
3,382		Hawkins, Inc	182
103,209		HeidelbergCement AG.	9,607
194,000		Hitachi Metals Ltd	2,612
246,003		Holcim Ltd	12,913
19,635		Innophos Holdings, Inc	1,026
2,890		International Flavors & Fragrances, Inc	341
192,070		International Paper Co	10,191
171,493	*	Johnson Matthey plc	6,710
186,283	*	Kinross Gold Corp	581
282,700	*	Kobe Steel Ltd	2,688
40,072	*	Kraton Polymers LLC	1,141
58,000		Kuraray Co Ltd	870
59,233	*	Louisiana-Pacific Corp	1,121
308,811		LyondellBasell Industries AF S.C.A	26,490
26,494		Materion Corp	1,049
36,779		Minerals Technologies, Inc	2,841
103,199		Mitsubishi Materials Corp	3,157
788,960		Mitsui Chemicals, Inc	3,535
77,471		Mondi plc	1,582
114,544		Mosaic Co	3,360
21,578		Myers Industries, Inc	309
362,338		Newcrest Mining Ltd	5,196
21,200		Nitto Denko Corp	1,623
1,241,024		Norsk Hydro ASA	5,923
411,382		Nucor Corp	24,485
11,308		PolyOne Corp	362
413,813		Potash Corp of Saskatchewan	7,486
14,989		PPG Industries, Inc	1,420
258,224		Praxair, Inc	30,261
13,463		Reliance Steel & Aluminum Co	1,071
91,319		Royal Gold, Inc	5,785
36,960		Schnitzer Steel Industries, Inc (Class A)	950
16,407		Sealed Air Corp	744
52,385		Sherwin-Williams Co	14,078
153,100		Shin-Etsu Chemical Co Ltd	11,848
353,011		Silver Wheaton Corp	6,820
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,860		Sonoco Products Co	$414
4,849,206		South32 Ltd	9,546
19,300		Steel Dynamics, Inc	687
71,596	*	Stillwater Mining Co	1,153
1,436,000		Sumitomo Chemical Co Ltd	6,807
456,000		Sumitomo Metal Mining Co Ltd	5,818
511,527		Teck Cominco Ltd	10,237
544,000		Toray Industries, Inc	4,393
36,768		Trinseo S.A.	2,180
77,066		Umicore	4,384
19,382	*	US Concrete, Inc	1,270
169,592		WestRock Co	8,610
60,996		Worthington Industries, Inc	2,894
		TOTAL MATERIALS	421,011

MEDIA - 1.7%
139,735	*	Charter Communications, Inc	40,232
4,399		Cinemark Holdings, Inc	169
101,469		Clear Channel Outdoor Holdings, Inc (Class A)	512
49,500		Dentsu, Inc	2,328
203,155	*	Discovery Communications, Inc (Class A)	5,568
303,434	*	Discovery Communications, Inc (Class C)	8,126
27,652		Entercom Communications Corp (Class A)	423
89,828		Entravision Communications Corp (Class A)	629
86,823	*	Gray Television, Inc	942
526,783		ITV plc	1,337
13,149		John Wiley & Sons, Inc (Class A)	717
4,448	*	Liberty Global plc	132
2,960	*	Liberty Global plc (Class A)	91
38,808	*	Media General, Inc	731
169,951		New York Times Co (Class A)	2,260
534,255		Pearson plc	5,361
131,589		ProSiebenSat. Media AG.	5,065
3,689		Reed Elsevier NV	62
531,330		Reed Elsevier plc	9,469
6,430	e	Regal Entertainment Group (Class A)	132
1,550		Scholastic Corp	74
36,146		Scripps Networks Interactive (Class A)	2,580
99,452		SES Global S.A.	2,188
162,694		Shaw Communications, Inc (B Shares)	3,264
57,685		Sinclair Broadcast Group, Inc (Class A)	1,924
93,703		Sky plc	1,142
480,628		Time Warner, Inc	46,395
317,818		Vivendi Universal S.A.	6,028
662,187		Walt Disney Co	69,013
622,728		WPP plc	13,858
		TOTAL MEDIA	230,752

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
56,375		Actelion Ltd	12,183
374,661		Agilent Technologies, Inc	17,070
119,800	*	Akorn, Inc	2,615
133,284	*	Alexion Pharmaceuticals, Inc	16,307
290,013		Amgen, Inc	42,403
977,288		Astellas Pharma, Inc	13,558
81,572	*	Biogen Idec, Inc	23,132
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
6,074	*	BioMarin Pharmaceutical, Inc	$503
1,440		Bio-Techne Corp	148
827,806		Bristol-Myers Squibb Co	48,377
8,320		Bruker BioSciences Corp	176
16,525	*	Cambrex Corp	892
379,694	*	Celgene Corp	43,950
37,323	*,e	Cempra, Inc	104
60,444	*	Chimerix, Inc	278
98,200		Chugai Pharmaceutical Co Ltd	2,817
82,649	*	Depomed, Inc	1,489
62,000		Eisai Co Ltd	3,553
32,204	*	Genmab AS	5,335
523,037		Gilead Sciences, Inc	37,455
1,341,120		GlaxoSmithKline plc	25,761
50,997	*,e	Inovio Pharmaceuticals, Inc	354
36,118	*	Intersect ENT, Inc	437
31,280	*,e	Intra-Cellular Therapies, Inc	472
931,057		Johnson & Johnson	107,267
27,835		Lonza Group AG.	4,811
1,144,936		Merck & Co, Inc	67,402
105,631		Merck KGaA	10,998
1,949	*	Mettler-Toledo International, Inc	816
76,434	*,e	MiMedx Group, Inc	677
162,598	*	Nektar Therapeutics	1,995
526,235		Novartis AG.	38,270
526,462		Novo Nordisk AS	18,885
31,689	*,e	Opko Health, Inc	295
87,725		Orion Oyj (Class B)	3,898
8,637		PerkinElmer, Inc	450
46,519	*	Prestige Brands Holdings, Inc	2,424
670	*,e	Prothena Corp plc	33
125,176	*	Qiagen NV	3,508
5,837	*	Quintiles Transnational Holdings, Inc	444
10,782	*	Repligen Corp	332
17,803	*,e	Revance Therapeutics, Inc	368
165,858		Roche Holding AG.	37,808
86,173	*	Sangamo Biosciences, Inc	263
35,900		Shionogi & Co Ltd	1,716
33,886	*,e	Sucampo Pharmaceuticals, Inc (Class A)	459
334,085		Takeda Pharmaceutical Co Ltd	13,860
261,637		Thermo Fisher Scientific, Inc	36,917
103,897	*	Vertex Pharmaceuticals, Inc	7,654
6,410	*	VWR Corp	160
2,985	*	Waters Corp	401
626,915		Zoetis, Inc	33,559
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	695,039

REAL ESTATE - 2.6%
83,800		Aeon Mall Co Ltd	1,178
16,706	*,e	Altisource Portfolio Solutions S.A.	444
18,955		American Campus Communities, Inc	943
329,901		American Tower Corp	34,864
4,840		Apple Hospitality REIT, Inc	97
2,022		AvalonBay Communities, Inc	358
119,319		Boston Properties, Inc	15,008
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,140		Brandywine Realty Trust	$118
873,124		British Land Co plc	6,776
10,152		Brixmor Property Group, Inc	248
3,550		Camden Property Trust	298
2,295,949		CapitaLand Ltd	4,771
1,892,700		CapitaMall Trust	2,455
8,638		CatchMark Timber Trust Inc	97
159,778	*	CBRE Group, Inc	5,031
262,900		City Developments Ltd	1,500
85,061		Columbia Property Trust, Inc	1,837
35,170		Coresite Realty	2,791
4,060		Corporate Office Properties Trust	127
328,792		Crown Castle International Corp	28,529
373,000		Daiwa House Industry Co Ltd	10,172
3,870		DCT Industrial Trust, Inc	185
5,469		Digital Realty Trust, Inc	537
166,157		Duke Realty Corp	4,413
45,961		Easterly Government Properties, Inc	920
51,226		Equinix, Inc	18,309
5,250	*	Equity Commonwealth	159
3,170		Equity Lifestyle Properties, Inc	229
3,800		Equity One, Inc	117
193,124		Equity Residential	12,429
2,560		Essex Property Trust, Inc	595
81,019		First Potomac Realty Trust	889
8,882		Forest City Realty Trust, Inc	185
590,981		Hammerson plc	4,165
661,000		Hang Lung Properties Ltd	1,394
330,702		HCP, Inc	9,828
495,000		Henderson Land Development Co Ltd	2,624
352,259		Host Marriott Corp	6,637
361,000		Hysan Development Co Ltd	1,489
14,974		Icade	1,067
844,909	e	Intu Properties plc	2,927
945		Iron Mountain, Inc	31
597,633		Land Securities Group plc	7,851
90,335		Lend Lease Corp Ltd	949
6,070		Liberty Property Trust	240
58,561		Macerich Co	4,148
16,046		Macquarie Goodman Group	82
3,100		Mid-America Apartment Communities, Inc	304
157,000		Mitsubishi Estate Co Ltd	3,119
522,810		Mitsui Fudosan Co Ltd	12,103
107,800		Nomura Real Estate Holdings, Inc	1,829
74,365		NorthStar Realty Europe Corp	935
153,806		NorthStar Realty Finance Corp	2,330
6,010		Piedmont Office Realty Trust, Inc	126
400,776		Prologis, Inc	21,157
5,090		Rayonier, Inc	135
4,430	e	Regency Centers Corp	305
3,556		RMR Group, Inc	140
157		Ryman Hospitality Properties	10
424,837		Segro plc	2,403
46,895		Senior Housing Properties Trust	888
149,100		Shoei Co Ltd	1,323
201,161		Simon Property Group, Inc	35,740
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
4,080		SL Green Realty Corp	$439
490,500		Swire Pacific Ltd (Class A)	4,668
1,056,200		Swire Properties Ltd	2,908
5,425	*	Tejon Ranch Co	138
67,444		Tier REIT, Inc	1,173
12,000		Tokyu Fudosan Holdings Corp	71
222,754		UDR, Inc	8,126
51,546		Unibail-Rodamco	12,284
92,992		Ventas, Inc	5,814
25,033		Vornado Realty Trust	2,613
335,200		Welltower, Inc	22,435
1,409		Weyerhaeuser Co	42
		TOTAL REAL ESTATE	343,599

RETAILING - 2.2%
36,131	*	1-800-FLOWERS.COM, Inc (Class A)	387
5,845		Advance Auto Parts, Inc	988
225,626		American Eagle Outfitters, Inc	3,423
2,480	*	Autonation, Inc	121
38,416	*	AutoZone, Inc	30,341
49,707		Bed Bath & Beyond, Inc	2,020
148,997		Best Buy Co, Inc	6,358
25,076		Big 5 Sporting Goods Corp	435
15,282		Blue Nile, Inc	621
32,846	e	Buckle, Inc	749
68,267	*	Cabela’s, Inc	3,997
26,039		Caleres, Inc	855
79,268	*	Carmax, Inc	5,104
22,552	*,e	Container Store Group, Inc	143
3,320		Dick’s Sporting Goods, Inc	176
373,220		Dollar General Corp	27,644
36,302		DSW, Inc (Class A)	822
142,156	*	Etsy, Inc	1,675
15,800		Fast Retailing Co Ltd	5,641
35,200		Finish Line, Inc (Class A)	662
10,750		Foot Locker, Inc	762
53,933	*	Francesca’s Holdings Corp	972
23,607	*	FTD Cos, Inc	563
273,332		Gap, Inc	6,134
22,241		GNC Holdings, Inc	246
28,061		Group 1 Automotive, Inc	2,187
524,587	*	Groupon, Inc	1,742
25,226		Haverty Furniture Cos, Inc	598
236,304		Hennes & Mauritz AB (B Shares)	6,551
42,365		HSN, Inc	1,453
385,443		Industria De Diseno Textil S.A.	13,130
82,300		Jardine Cycle & Carriage Ltd	2,337
45,281		Kering	10,157
592,888		Kingfisher plc	2,554
20,812	*	Kirkland’s, Inc	323
269,000		Kohl’s Corp	13,283
21,004	*,e	Lands’ End, Inc	318
5,349,620		Li & Fung Ltd	2,345
16,293	*	LKQ Corp	499
557,543		Lowe’s Companies, Inc	39,652
30,764	*	MarineMax, Inc	595
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
342,665		Marks & Spencer Group plc	$1,476
2,400		Marui Co Ltd	35
316,283	*	NetFlix, Inc	39,156
55,178		Next plc	3,385
44,668		Nordstrom, Inc	2,141
39,430		Nutri/System, Inc	1,366
749,283		Office Depot, Inc	3,387
17,187	*	Overstock.com, Inc	301
26,265		PetMed Express, Inc	606
114,318		Pier 1 Imports, Inc	976
314,989		Ross Stores, Inc	20,663
11,640	*	Sally Beauty Holdings, Inc	308
17,543		Shoe Carnival, Inc	473
46,781	*	Shutterfly, Inc	2,347
7,054		Signet Jewelers Ltd	665
932,525		Staples, Inc	8,439
10,684		Stein Mart, Inc	59
9,440		Tiffany & Co	731
15,696	*	Tile Shop Holdings, Inc	307
6,138		Tractor Supply Co	465
61,270	*	Ulta Salon Cosmetics & Fragrance, Inc	15,620
32,632	*	Vitamin Shoppe, Inc	775
42,700	*,e	Wayfair, Inc	1,497
3,470		Williams-Sonoma, Inc	168
		TOTAL RETAILING	303,909

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
19,988		Analog Devices, Inc	1,452
1,129,333		Applied Materials, Inc	36,444
126,236		ASML Holding NV	14,147
14,878	*	Cirrus Logic, Inc	841
1,898,397		Intel Corp	68,855
26,081		Lam Research Corp	2,758
32,040		Marvell Technology Group Ltd	444
7,396		Microchip Technology, Inc	474
375,460		Nvidia Corp	40,077
68,538	*	ON Semiconductor Corp	875
130,036		Skyworks Solutions, Inc	9,708
81,826	*,e	SunPower Corp	541
522,906		Texas Instruments, Inc	38,156
48,500		Tokyo Electron Ltd	4,561
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	219,333

SOFTWARE & SERVICES - 5.6%
379,946		Accenture plc	44,503
48,870	*	Actua Corp	684
84,459	*	Alphabet, Inc (Class A)	66,929
89,662	*	Alphabet, Inc (Class C)	69,203
36,042		Amadeus IT Holding S.A.	1,635
56,285	*	Angie’s List, Inc	463
7,197	*	Ansys, Inc	666
32,963		Atos Origin S.A.	3,474
39,833	*	Autodesk, Inc	2,948
347,556		Automatic Data Processing, Inc	35,722
27,736		Blackbaud, Inc	1,775
4,460		Booz Allen Hamilton Holding Co	161
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
22,754		CA, Inc	$723
81,498		Cap Gemini S.A.	6,866
124,477	*	CGI Group, Inc	5,974
27,011	*	Cimpress NV	2,474
5,815	*	Citrix Systems, Inc	519
551,542	*	Cognizant Technology Solutions Corp (Class A)	30,903
64,632	*	comScore, Inc	2,041
19,152		Convergys Corp	470
28,146		CSG Systems International, Inc	1,362
71,030	*	DHI Group, Inc	444
1,360		DST Systems, Inc	146
41,722	*	Ellie Mae, Inc	3,491
16,095	*	Euronet Worldwide, Inc	1,166
1,924		Forrester Research, Inc	83
987,000		Fujitsu Ltd	5,466
149,102	*,e	Glu Mobile, Inc	289
396,187		International Business Machines Corp	65,763
178,167		Intuit, Inc	20,420
63,761		j2 Global, Inc	5,216
50,073		Jack Henry & Associates, Inc	4,445
34,096		LogMeIn, Inc	3,292
5,562	*	Manhattan Associates, Inc	295
499,170		MasterCard, Inc (Class A)	51,539
1,730,924		Microsoft Corp	107,560
18,851	*	NeuStar, Inc (Class A)	630
29,730	*,e	New Relic, Inc	840
15,716		Open Text Corp	971
1,415,168		Oracle Corp	54,413
48,556	*	Perficient, Inc	849
9,370	*	PTC, Inc	433
36,825	*	Qualys, Inc	1,165
86,789	*	Quotient Technology, Inc	933
55,778	*	RetailMeNot, Inc	519
79,358	*	RingCentral, Inc	1,635
485,787	*	salesforce.com, Inc	33,257
279,372		SAP AG.	24,167
205,933	*	ServiceSource International LLC	1,170
23,538	*	Silver Spring Networks, Inc	313
22,432	*	SPS Commerce, Inc	1,568
21,303	*	Sykes Enterprises, Inc	615
544,284		Symantec Corp	13,003
12,352		Syntel, Inc	244
28,663	*	Tangoe, Inc	226
30,359	*	Teradata Corp	825
7,887	*	TiVo Corp	165
40,808	*	Tyler Technologies, Inc	5,826
25,582	*	Ultimate Software Group, Inc	4,665
36,283	*	Vasco Data Security International	495
57,407	*	Website Pros, Inc	1,214
39,960		Western Union Co	868
164,286	*	Workday, Inc	10,858
1,459,787		Xerox Corp	12,744
838,732	*	Yahoo!, Inc	32,434
		TOTAL SOFTWARE & SERVICES	756,155
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
1,527	*,e	Arista Networks, Inc	$148
4,043		Belden CDT, Inc	302
57,749	*	Benchmark Electronics, Inc	1,761
54,538	*	Calix, Inc	420
2,132,306		Cisco Systems, Inc	64,438
10,311		Cognex Corp	656
909	*	Coherent, Inc	125
22,719		Comtech Telecommunications Corp	269
526,443		Corning, Inc	12,777
54,364	*	Cray, Inc	1,125
6,759		CTS Corp	151
22,138		Daktronics, Inc	237
70,910		Dolby Laboratories, Inc (Class A)	3,204
1,066,696		Ericsson (LM) (B Shares)	6,252
47,203	*	Fabrinet	1,902
17,385	*	FARO Technologies, Inc	626
94,427	*	Finisar Corp	2,858
8,777	*	Flextronics International Ltd	126
12,600		Fujifilm Holdings Corp	477
1,026,328		Hewlett Packard Enterprise Co	23,749
2,136,988		HP, Inc	31,713
11,132	*	Insight Enterprises, Inc	450
22,123	*	IPG Photonics Corp	2,184
46,312		Jabil Circuit, Inc	1,096
20,800		Keyence Corp	14,232
6,730	*	Keysight Technologies, Inc	246
9,679	*	Kimball Electronics, Inc	176
238,300		Konica Minolta Holdings, Inc	2,362
148,000		Kyocera Corp	7,338
199,040		Motorola, Inc	16,498
86,200		Murata Manufacturing Co Ltd	11,511
8,230		National Instruments Corp	254
916,819		NEC Corp	2,425
30,645	*	Netgear, Inc	1,666
58,800		Omron Corp	2,247
500	*	OSI Systems, Inc	38
12,858	*	Rogers Corp	988
34,005	*	Scansource, Inc	1,372
71,216	*	Sonus Networks, Inc	449
52,333	*	Super Micro Computer, Inc	1,468
1,417		SYNNEX Corp	172
39,200		TDK Corp	2,688
5,417		TE Connectivity Ltd	375
47,391	*	Tech Data Corp	4,013
22,178	*	Trimble Navigation Ltd	669
98,128	*	TTM Technologies, Inc	1,338
34,560	*	Universal Display Corp	1,946
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	231,517

TELECOMMUNICATION SERVICES - 1.7%
51,500	*	Boingo Wireless, Inc	628
3,419,022		BT Group plc	15,434
730,468		CenturyTel, Inc	17,370
56,972	*	Cincinnati Bell, Inc	1,273
2,650	e	Consolidated Communications Holdings, Inc	71
3,261	*	Fairpoint Communications, Inc	61
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
797,873	e	Frontier Communications Corp	$2,697
36,348	*	General Communication, Inc (Class A)	707
267,338	*,e	Globalstar, Inc	422
24,572		IDT Corp (Class B)	456
111,669	*,e	Iridium Communications, Inc	1,072
558,232		KDDI Corp	14,097
172,966	*	Level 3 Communications, Inc	9,748
23,855	*	Lumos Networks Corp	373
325,300		Nippon Telegraph & Telephone Corp	13,693
508,600		NTT DoCoMo, Inc	11,568
115,952		Rogers Communications, Inc (Class B)	4,473
4,510	*	SBA Communications Corp (Class A)	466
25,635		Shenandoah Telecom Co	700
4,335,600		Singapore Telecommunications Ltd	10,876
1,037,007	*	Sprint Corp	8,732
21,076		Swisscom AG.	9,421
4,835		Telefonica Deutschland Holding AG.	21
976,170		TeliaSonera AB	3,921
8,858		TELUS Corp	282
1,556,624		Verizon Communications, Inc	83,093
8,383,670		Vodafone Group plc	20,631
135,430	e	Windstream Holdings, Inc	993
		TOTAL TELECOMMUNICATION SERVICES	233,279

TRANSPORTATION - 1.7%
5,192		Aeroports de Paris	556
67,000		All Nippon Airways Co Ltd	180
4,146		Arkansas Best Corp	115
306,566		Auckland International Airport Ltd	1,330
92,845	*	Avis Budget Group, Inc	3,405
265,582		Canadian National Railway Co	17,874
72,500		Central Japan Railway Co	11,904
5,400		CH Robinson Worldwide, Inc	396
239,714		CSX Corp	8,613
298,744		Delta Air Lines, Inc	14,695
435,954		Deutsche Post AG.	14,297
156,900		East Japan Railway Co	13,528
27,460		easyJet plc	340
36,548	*	Echo Global Logistics, Inc	915
14,605		Expeditors International of Washington, Inc	773
37,371		Fraport AG. Frankfurt Airport Services Worldwide	2,205
2,510	*	Hertz Global Holdings, Inc	54
307		Kansas City Southern Industries, Inc	26
723		Kuehne & Nagel International AG.	95
3,360		Landstar System, Inc	287
513,000		Mitsui OSK Lines Ltd	1,416
1,336,802		MTR Corp	6,481
662,000		Nippon Yusen Kabushiki Kaisha	1,226
26,030		Norfolk Southern Corp	2,813
1,970		Ryder System, Inc	147
5,900		Singapore Airlines Ltd	39
577,349		Southwest Airlines Co	28,775
2,560	*	Spirit Airlines, Inc	148
16,260		Sydney Airport	70
197,000		Tokyu Corp	1,446
108,881		Transurban Group (ASE)	810
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
468,054		Union Pacific Corp	$48,528
371,112		United Parcel Service, Inc (Class B)	42,544
77,651	*	Wesco Aircraft Holdings, Inc	1,161
23,313	*	YRC Worldwide, Inc	310
		TOTAL TRANSPORTATION	227,502

UTILITIES - 1.9%
27,140		AES Corp	315
37,512		American Water Works Co, Inc	2,714
360,370		APA Group	2,225
30,410		Atco Ltd	1,012
46,554		Canadian Utilities Ltd	1,255
230,104		Centerpoint Energy, Inc	5,670
1,001,000		CLP Holdings Ltd	9,180
359,195		Consolidated Edison, Inc	26,466
235,742		Dominion Resources, Inc	18,056
84,887		Edison International	6,111
256,435		Energias de Portugal S.A.	780
316,448		Eversource Energy	17,477
106,759		Fortis, Inc	3,297
6,184,536		Hong Kong & China Gas Ltd	10,923
2,184,344		Iberdrola S.A.	14,303
19,652	*	Meridian Energy Ltd	35
1,433,445		National Grid plc	16,748
13,180		NiSource, Inc	292
167,000		Osaka Gas Co Ltd	641
301,519		Public Service Enterprise Group, Inc	13,231
633,701		Scottish & Southern Energy plc	12,100
241,426		Sempra Energy	24,297
1,234,674		Snam Rete Gas S.p.A.	5,078
35,973		South Jersey Industries, Inc	1,212
553,871		Southern Co	27,245
292,167		Suez Environnement S.A.	4,305
32,615		Terna Rete Elettrica Nazionale S.p.A.	149
964,790		Tokyo Gas Co Ltd	4,355
608,832		United Utilities Group plc	6,748
225,694		WEC Energy Group, Inc	13,237
2,969		WGL Holdings, Inc	226
250,865		Xcel Energy, Inc	10,210
		TOTAL UTILITIES	259,893
		TOTAL COMMON STOCKS	8,061,497
		(Cost $6,340,049)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	1,762
740,991	*	Federal National Mortgage Association	5,928
14,500	*,e	M&T Bank Corp	16,023
		TOTAL BANKS	23,713
		TOTAL PREFERRED STOCKS	23,713
		(Cost $38,865)
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
SHARES	COMPANY			(000)
RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
16,845	Repsol S.A.			$6
	TOTAL ENERGY			6

	TOTAL RIGHTS / WARRANTS			6
	(Cost $6)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.7%
GOVERNMENT AGENCY DEBT - 0.5%
$64,000,000	Federal Home Loan Bank (FHLB)	0.350%	02/06/17	63,970
	TOTAL GOVERNMENT AGENCY DEBT			63,970

TREASURY DEBT - 3.7%
37,300,000	United States Treasury Bill	0.296	01/05/17	37,299
71,000,000	United States Treasury Bill	0.321-0.355	01/12/17	70,993
38,000,000	United States Treasury Bill	0.375	01/26/17	37,990
4,900,000	United States Treasury Bill	0.282	02/02/17	4,898
57,000,000	United States Treasury Bill	0.305-0.312	02/09/17	56,974
13,100,000	United States Treasury Bill	0.478	02/16/17	13,093
32,400,000	United States Treasury Bill	0.315	02/23/17	32,378
50,000,000	United States Treasury Bill	0.320	03/02/17	49,961
50,000,000	United States Treasury Bill	0.496	03/09/17	49,956
60,000,000	United States Treasury Bill	0.369-0.392	03/23/17	59,934
50,000,000	United States Treasury Bill	0.498	04/06/17	49,932
38,900,000	United States Treasury Bill	0.501	04/27/17	38,833
	TOTAL TREASURY DEBT			502,241

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
TREASURY DEBT - 0.5%
2,970,000	United States Treasury Bill	0.376	02/02/17	3,022
17,000,000	United States Treasury Bill	0.320-0.348	03/02/17	16,990
50,000,000	United States Treasury Bill	0.369	03/23/17	49,959
	TOTAL TREASURY DEBT			69,971

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			69,971

	TOTAL SHORT-TERM INVESTMENTS			636,182
	(Cost $636,182)
	TOTAL INVESTMENTS - 103.0%			13,896,459
	(Cost $12,209,177)
	OTHER ASSETS & LIABILITIES, NET - (3.0)%			(405,440)
	NET ASSETS - 100.0%			$13,491,019
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,487,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/16, the aggregate value of these securities was $753,582,000 or 5.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
382

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2016

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 58.6%
$12,700,000	Federal Agricultural Mortgage Corp (FAMC)	0.460%	01/17/17	$12,697
21,000,000	FAMC	1.100	01/26/17	21,010
31,000,000	FAMC	0.010-0.480	02/10/17	30,984
25,000,000	FAMC	0.500	02/16/17	24,984
52,000,000	FAMC	0.510-0.520	02/24/17	51,960
10,000,000	FAMC	0.010	03/06/17	9,991
13,500,000	FAMC	0.530-0.540	03/15/17	13,486
3,749,000	FAMC	0.520	03/23/17	3,745
3,555,000	FAMC	0.550	03/24/17	3,551
25,000,000	FAMC	0.470	04/06/17	24,969
30,000,000	FAMC	0.510-0.570	04/17/17	29,952
15,000,000	FAMC	0.510	04/19/17	14,977
10,000,000	FAMC	0.530	05/02/17	9,982
10,000,000	FAMC	0.525	05/16/17	9,980
27,000,000	FAMC	0.670-0.700	06/01/17	26,923
14,500,000	FAMC	0.590	06/15/17	14,500
8,000,000	FAMC	0.650	07/21/17	7,971
2,000,000	FAMC	0.740	07/27/17	1,991
40,000,000	Federal Farm Credit Bank (FFCB)	0.330	01/19/17	39,993
9,000,000	FFCB	0.440	01/20/17	8,998
15,000,000	FFCB	0.440	01/23/17	14,996
20,000,000	FFCB	0.370	01/24/17	19,995
8,000,000	FFCB	0.500	02/01/17	7,997
45,000,000	FFCB	0.350-0.435	02/02/17	44,985
5,000,000	FFCB	0.360	02/03/17	4,998
23,250,000	FFCB	0.430-0.460	02/07/17	23,239
4,445,000	FFCB	0.460	02/13/17	4,443
3,000,000	FFCB	0.410	02/22/17	2,998
10,000,000	FFCB	0.010	03/24/17	9,990
40,000,000	FFCB	0.620	05/25/17	39,901
46,100,000	Federal Home Loan Bank (FHLB)	0.310-0.330	01/03/17	46,099
29,515,000	FHLB	0.350	01/04/17	29,514
134,058,000	FHLB	0.265-0.400	01/06/17	134,052
115,415,000	FHLB	0.320-0.420	01/09/17	115,405
50,000,000	FHLB	0.330-0.350	01/10/17	49,996
62,600,000	FHLB	0.410-0.445	01/11/17	62,592
50,000,000	FHLB	0.350	01/13/17	49,994
71,977,000	FHLB	0.340-0.490	01/17/17	71,964
59,750,000	FHLB	0.340-0.455	01/18/17	59,740
20,000,000	FHLB	0.495	01/19/17	19,995
163,000,000	FHLB	0.340-0.450	01/20/17	162,966
40,000,000	FHLB	0.480	01/23/17	39,988
25,000,000	FHLB	0.330	01/24/17	24,995
171,571,000	FHLB	0.340-0.460	01/25/17	171,528
6,500,000	FHLB	0.360	01/26/17	6,498
172,615,000	FHLB	0.365-0.480	01/27/17	172,565
383

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$73,430,000	FHLB	0.350%-0.520%	01/30/17	$73,404
40,000,000	FHLB	0.500	01/31/17	39,983
113,400,000	FHLB	0.370-0.470	02/01/17	113,360
10,000,000	FHLB	0.460	02/02/17	9,996
150,500,000	FHLB	0.380-0.510	02/03/17	150,434
61,060,000	FHLB	0.420-0.515	02/06/17	61,031
109,800,000	FHLB	0.440-0.530	02/08/17	109,747
95,202,000	FHLB	0.480-0.525	02/10/17	95,148
88,390,000	FHLB	0.480-0.520	02/13/17	88,338
50,740,000	FHLB	0.490-0.540	02/14/17	50,709
33,265,000	FHLB	0.510	02/16/17	33,243
117,000,000	FHLB	0.430-0.540	02/17/17	116,920
106,800,000	FHLB	0.435-0.485	02/21/17	106,731
61,243,000	FHLB	0.400-0.530	02/22/17	61,202
98,044,000	FHLB	0.470	02/23/17	97,976
109,864,000	FHLB	0.405-0.560	02/24/17	109,779
78,925,000	FHLB	0.500-0.530	02/27/17	78,862
11,953,000	FHLB	0.525-0.540	02/28/17	11,943
40,000,000	FHLB	0.525	03/01/17	39,966
100,000,000	FHLB	0.515	03/06/17	99,908
38,000,000	FHLB	0.510-0.535	03/07/17	37,965
123,975,000	FHLB	0.510-0.555	03/08/17	123,854
75,150,000	FHLB	0.530-0.570	03/10/17	75,072
40,000,000	FHLB	0.525	03/13/17	39,959
36,000,000	FHLB	0.520	03/16/17	35,961
28,550,000	FHLB	0.560	03/17/17	28,517
40,000,000	FHLB	0.545	03/22/17	39,952
79,000,000	FHLB	0.440-0.555	03/24/17	78,904
63,725,000	FHLB	0.550	03/28/17	63,641
171,094,000	FHLB	0.530-0.570	03/29/17	170,869
37,500,000	FHLB	0.570	04/06/17	37,444
35,000,000	FHLB	0.545	04/10/17	34,947
43,500,000	FHLB	0.600	04/13/17	43,426
26,500,000	FHLB	0.470-0.640	04/17/17	26,463
12,750,000	FHLB	0.500-0.600	04/19/17	12,728
15,000,000	FHLB	0.525	04/21/17	14,976
18,950,000	FHLB	0.575	04/27/17	18,915
10,100,000	FHLB	0.610-0.650	04/28/17	10,080
12,285,000	FHLB	0.590	05/05/17	12,260
15,000,000	FHLB	0.564	05/10/17	14,970
2,050,000	FHLB	0.550	05/11/17	2,046
11,645,000	FHLB	0.620	05/12/17	11,619
6,320,000	FHLB	0.605	05/17/17	6,305
4,428,000	FHLB	0.640	05/24/17	4,417
2,300,000	FHLB	0.660	06/02/17	2,294
3,000,000	FHLB	0.625	06/07/17	2,992
10,000,000	FHLB	0.660	06/23/17	9,968
34,080,000	Federal Home Loan Mortgage Corp (FHLMC)	0.265-0.270	01/03/17	34,079
77,500,000	FHLMC	0.355-0.440	01/04/17	77,498
45,000,000	FHLMC	0.288-0.290	01/05/17	44,999
40,000,000	FHLMC	0.360-0.460	01/09/17	39,997
106,500,000	FHLMC	0.340-0.450	01/10/17	106,490
1,480,000	FHLMC	0.320	01/17/17	1,480
104,440,000	FHLMC	0.280-0.350	01/18/17	104,424
3,100,000	FHLMC	0.390	01/19/17	3,099
119,589,000	FHLMC	0.340-0.435	01/23/17	119,562
384

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$25,163,000	FHLMC	0.500%	01/27/17	$25,160
34,231,000	FHLMC	0.350-0.360	01/30/17	34,221
44,200,000	FHLMC	0.355-0.520	02/06/17	44,182
112,857,000	FHLMC	0.400-0.515	02/07/17	112,806
45,000,000	FHLMC	0.450	02/10/17	44,978
20,000,000	FHLMC	0.510	02/13/17	19,988
75,000,000	FHLMC	0.370-0.510	02/14/17	74,962
25,000,000	FHLMC	0.510	02/15/17	24,984
3,000,000	FHLMC	0.520	02/17/17	2,998
33,596,000	FHLMC	0.370-0.470	02/21/17	33,574
37,000,000	FHLMC	0.875	02/22/17	37,018
60,000,000	FHLMC	0.395-0.470	02/23/17	59,964
5,308,000	FHLMC	0.500	02/28/17	5,304
4,000,000	FHLMC	0.480	03/03/17	3,997
5,000,000	FHLMC	0.410	03/07/17	4,996
26,590,000	FHLMC	0.430-0.530	03/10/17	26,564
25,000,000	FHLMC	0.405	03/14/17	24,980
22,000,000	FHLMC	0.490	03/21/17	21,976
36,605,000	FHLMC	0.550-0.555	03/27/17	36,557
8,600,000	FHLMC	0.489	04/06/17	8,589
17,755,000	FHLMC	0.470	04/21/17	17,730
1,325,000	FHLMC	0.640	05/30/17	1,321
1,800,000	FHLMC	0.620	06/01/17	1,795
14,929,000	Federal National Mortgage Association (FNMA)	0.310-0.385	01/03/17	14,929
25,000,000	FNMA	0.308-0.350	01/04/17	24,999
3,527,000	FNMA	0.350	01/05/17	3,527
95,000,000	FNMA	0.350-0.420	01/11/17	94,989
81,000,000	FNMA	0.390	01/17/17	80,986
3,928,000	FNMA	0.400	01/20/17	3,927
27,662,000	FNMA	1.250	01/30/17	27,677
52,000,000	FNMA	0.380-0.410	02/01/17	51,983
37,692,000	FNMA	0.505-0.520	02/07/17	37,672
129,600,000	FNMA	0.430-0.510	02/08/17	129,539
25,000,000	FNMA	0.440-0.500	02/15/17	24,985
6,750,000	FNMA	0.500	02/22/17	6,745
86,400,000	FNMA	0.440-0.495	03/01/17	86,332
23,170,000	FNMA	0.420	03/03/17	23,154
58,190,000	FNMA	0.500-0.545	03/08/17	58,135
55,540,000	FNMA	0.390-0.400	03/13/17	55,497
50,000,000	FNMA	0.548-0.550	03/15/17	49,944
3,700,000	FNMA	0.395	03/20/17	3,697
28,000,000	FNMA	0.525	03/22/17	27,967
10,490,000	FNMA	0.430	03/27/17	10,479
17,500,000	FNMA	0.470-0.590	04/03/17	17,478
30,000,000	FNMA	0.510	04/18/17	29,955
20,325,000	FNMA	0.475-0.480	04/19/17	20,296
1,500,000	FNMA	0.525	05/12/17	1,497
10,000,000	Tennessee Valley Authority	0.470	01/03/17	10,000
3,000,000	Tennessee Valley Authority	0.510	01/10/17	3,000
	TOTAL GOVERNMENT AGENCY DEBT			6,362,962

TREASURY DEBT - 21.1%
100,000,000	United States Treasury Bill	0.200-0.363	01/05/17	99,997
160,000,000	United States Treasury Bill	0.186-0.475	01/12/17	159,984
120,000,000	United States Treasury Bill	0.316-0.388	01/19/17	119,979
100,000,000	United States Treasury Bill	0.280-0.360	01/26/17	99,978
385

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$80,000,000		United States Treasury Bill	0.309%-0.327%	02/02/17	$79,977
150,100,000		United States Treasury Bill	0.320-0.481	02/09/17	150,036
100,000,000		United States Treasury Bill	0.400-0.500	02/16/17	99,943
60,000,000		United States Treasury Bill	0.450-0.480	02/23/17	59,960
40,000,000		United States Treasury Bill	0.383-0.423	03/02/17	39,974
100,000,000		United States Treasury Bill	0.366-0.535	03/09/17	99,909
100,000,000		United States Treasury Bill	0.421-0.532	03/16/17	99,900
52,335,000		United States Treasury Bill	0.421-0.505	03/23/17	52,276
40,000,000		United States Treasury Bill	0.420-0.521	03/30/17	39,954
55,820,000		United States Treasury Bill	0.503-0.530	04/06/17	55,744
60,000,000		United States Treasury Bill	0.508-0.535	04/13/17	59,912
70,000,000		United States Treasury Bill	0.456-0.576	04/20/17	69,886
33,580,000		United States Treasury Bill	0.502-0.560	05/04/17	33,519
20,000,000		United States Treasury Bill	0.621	05/25/17	19,950
6,515,000		United States Treasury Bill	0.640	06/22/17	6,495
120,000,000		United States Treasury Note	0.500	01/31/17	120,008
120,000,000		United States Treasury Note	0.625	02/15/17	120,022
120,000,000		United States Treasury Note	0.500	02/28/17	120,004
2,565,000		United States Treasury Note	0.875	02/28/17	2,567
115,400,000		United States Treasury Note	0.750	03/15/17	115,464
100,000,000		United States Treasury Note	0.500	03/31/17	100,003
40,880,000		United States Treasury Note	0.875	05/15/17	40,922
100,000,000		United States Treasury Note	0.625	05/31/17	100,012
20,000,000		United States Treasury Note	0.625	06/30/17	20,003
30,000,000		United States Treasury Note	0.750	06/30/17	30,023
40,000,000		United States Treasury Note	0.500	07/31/17	39,953
20,000,000		United States Treasury Note	0.625	07/31/17	19,987
7,520,000		United States Treasury Note	1.000	09/15/17	7,534
		TOTAL TREASURY DEBT			2,283,875

VARIABLE RATE SECURITIES - 20.3%
30,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.716	01/03/17	30,000
45,000,000	i	FAMC	0.838	06/07/17	45,000
45,000,000	i	FAMC	0.667	08/01/17	45,003
45,000,000	i	FAMC	0.707	09/06/17	45,000
14,700,000	i	FAMC	0.784	09/21/17	14,700
50,000,000	i	FAMC	0.720	10/27/17	50,000
15,000,000	i	FAMC	0.634	01/26/18	14,985
45,000,000	i	FAMC	0.780	03/23/18	45,000
22,000,000	i	Federal Farm Credit Bank (FFCB)	0.700	01/13/17	22,000
120,000,000	i	FFCB	0.736	01/24/17	120,000
10,275,000	i	FFCB	0.704	01/30/17	10,274
6,000,000	i	FFCB	0.720	02/13/17	6,000
64,000,000	i	FFCB	0.760	02/23/17	63,997
76,000,000	i	FFCB	0.624	03/02/17	76,000
50,000,000	i	FFCB	0.750	03/09/17	49,996
28,900,000	i	FFCB	0.750	04/10/17	28,900
14,750,000	i	FFCB	0.850	05/23/17	14,756
58,300,000	i	FFCB	0.900	05/30/17	58,329
105,000,000	i	FFCB	0.699	06/15/17	104,997
50,000,000	i	FFCB	0.790	06/27/17	49,980
72,000,000	i	FFCB	0.716	07/17/17	71,997
50,000,000	i	FFCB	0.720	08/04/17	49,994
69,700,000	i	FFCB	0.676	08/15/17	69,700
12,000,000	i	FFCB	0.781	11/13/17	11,999
40,000,000	i	FFCB	0.766	01/17/18	39,971
386

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$37,000,000	i	FFCB	0.674%	02/02/18	$36,956
3,750,000	i	FFCB	0.851	02/06/18	3,749
25,000,000	i	FFCB	0.905	02/23/18	24,996
50,000,000	i	FFCB	0.784	03/22/18	49,939
16,000,000	i	FFCB	0.880	05/17/18	16,004
25,000,000	i	FFCB	0.870	06/13/18	24,996
20,000,000	i	FFCB	0.900	08/10/18	20,007
46,700,000	i	FFCB	0.786	08/27/18	46,696
10,000,000	i	FFCB	0.963	09/18/18	10,029
50,000,000	i	FFCB	0.752	11/14/18	49,993
16,500,000	i	Federal Home Loan Bank (FHLB)	0.752	01/30/17	16,500
60,000,000	i	FHLB	0.771	02/17/17	59,997
50,000,000	i	FHLB	0.839	02/22/17	50,000
75,000,000	i	FHLB	0.770	02/23/18	75,012
50,000,000	i	FHLB	0.616	04/20/18	50,002
9,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.669	01/12/17	9,500
97,000,000	i	FHLMC	0.685	01/13/17	97,000
11,300,000	i	FHLMC	0.744	04/20/17	11,298
30,000,000	i	FHLMC	0.796	04/27/17	29,998
50,000,000	i	FHLMC	0.874	07/21/17	49,997
25,000,000	i	FHLMC	0.792	11/13/17	25,000
45,050,000	i	Federal National Mortgage Association (FNMA)	0.771	01/26/17	45,051
78,000,000	i	FNMA	0.759	07/20/17	77,969
94,500,000	i	FNMA	0.717	08/16/17	94,494
66,140,000	i	FNMA	0.645	10/05/17	66,120
20,000,000	i	FNMA	0.944	03/21/18	20,039
		TOTAL VARIABLE RATE SECURITIES			2,199,920

		TOTAL SHORT-TERM INVESTMENTS			10,846,757
		(Cost $10,846,757)

		TOTAL INVESTMENTS - 100.0%			10,846,757
		(Cost $10,846,757)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			4,133
		NET ASSETS - 100.0%			$10,850,890

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
387

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 17, 2017

388

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 17, 2017	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: February 17, 2017	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer